================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2014 - APRIL 30, 2015

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  10
         U.S. Large Cap Equity Portfolio................................  13
         U.S. Large Cap Value Portfolio.................................  16
         U.S. Targeted Value Portfolio..................................  17
         U.S. Small Cap Value Portfolio.................................  20
         U.S. Core Equity 1 Portfolio...................................  23
         U.S. Core Equity 2 Portfolio...................................  26
         U.S. Vector Equity Portfolio...................................  29
         U.S. Small Cap Portfolio.......................................  32
         U.S. Micro Cap Portfolio.......................................  35
         DFA Real Estate Securities Portfolio...........................  38
         Large Cap International Portfolio..............................  40
         International Core Equity Portfolio............................  44
         International Small Company Portfolio..........................  49
         Japanese Small Company Portfolio...............................  50
         Asia Pacific Small Company Portfolio...........................  50
         United Kingdom Small Company Portfolio.........................  51
         Continental Small Company Portfolio............................  51
         DFA International Real Estate Securities Portfolio.............  52
         DFA Global Real Estate Securities Portfolio....................  56
         DFA International Small Cap Value Portfolio....................  58
         International Vector Equity Portfolio..........................  62
         World ex U.S. Value Portfolio..................................  66
         World ex U.S. Targeted Value Portfolio.........................  67
         World ex U.S. Core Equity Portfolio............................  68
         World Core Equity Portfolio....................................  75
         Selectively Hedged Global Equity Portfolio.....................  76
         Emerging Markets Portfolio.....................................  77
         Emerging Markets Small Cap Portfolio...........................  77
         Emerging Markets Value Portfolio...............................  77
         Emerging Markets Core Equity Portfolio.........................  78
     Statements of Assets and Liabilities...............................  83
     Statements of Operations...........................................  90
     Statements of Changes in Net Assets................................  97
     Financial Highlights............................................... 107
     Notes to Financial Statements...................................... 126

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Consolidated Disclosure of Fund Expenses........................... 155
     Consolidated Disclosure of Portfolio Holdings...................... 156
     Consolidated Schedule of Investments............................... 157
     Consolidated Statement of Assets and Liabilities................... 162
     Consolidated Statement of Operations............................... 163
     Consolidated Statements of Changes in Net Assets................... 164
     Consolidated Financial Highlights.................................. 165
     Consolidated Notes to Financial Statements......................... 166
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................ 178
     Disclosure of Portfolio Holdings................................... 180
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 181
         U.S. Large Company Portfolio................................... 182
     Statements of Assets and Liabilities............................... 185
     Statements of Operations........................................... 186
     Statements of Changes in Net Assets................................ 187
     Financial Highlights............................................... 188
     Notes to Financial Statements...................................... 190
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................ 200
     Disclosure of Portfolio Holdings................................... 202
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 204
         The DFA International Value Series............................. 207
         The Japanese Small Company Series.............................. 211
         The Asia Pacific Small Company Series.......................... 214
         The United Kingdom Small Company Series........................ 216
         The Continental Small Company Series........................... 219
         The Canadian Small Company Series.............................. 223
         The Emerging Markets Series.................................... 226
         The Emerging Markets Small Cap Series.......................... 230
     Statements of Assets and Liabilities............................... 234
     Statements of Operations........................................... 236
     Statements of Changes in Net Assets................................ 238
     Financial Highlights............................................... 241
     Notes to Financial Statements...................................... 246

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Disclosure of Fund Expenses........................................ 255
     Disclosure of Portfolio Holdings................................... 256
     Summary Schedule of Portfolio Holdings............................. 257
     Statement of Assets and Liabilities................................ 261
     Statement of Operations............................................ 262
     Statements of Changes in Net Assets................................ 263
     Financial Highlights............................................... 264
     Notes to Financial Statements...................................... 265
  Voting Proxies on Fund Portfolio Securities........................... 271
  Board Approval of Investment Advisory Agreements...................... 272

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.70    0.23%    $1.17
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.65    0.23%    $1.15

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,043.70    0.19%    $0.96
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.85    0.19%    $0.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.60    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,035.00    0.47%    $2.37
    Class R2 Shares................. $1,000.00 $1,034.20    0.62%    $3.13
    Institutional Class Shares...... $1,000.00 $1,036.00    0.37%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,031.00    0.52%    $2.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,047.70    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.10    0.21%    $1.07
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.90    0.32%    $1.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.37%    $1.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/14  04/30/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,037.40    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,024.80    0.18%    $0.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,051.80    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.60    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.70    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.90    0.54%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.12    0.54%    $2.71

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,015.90    0.55%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.58%    $3.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.92    0.58%    $2.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/14  04/30/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.20    0.55%    $2.89
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.07    0.55%    $2.76

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,039.80    0.34%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.11    0.34%    $1.71

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,030.50    0.29%    $1.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.36    0.29%    $1.45

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,079.60    0.68%    $3.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,063.10    0.49%    $2.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.36    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.90    0.53%    $2.70
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,064.00    0.66%    $3.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.30    0.47%    $2.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,050.70    0.35%    $1.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,061.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,022.80    0.56%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.90    0.72%    $3.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,027.50    0.81%    $4.07
 Institutional Class Shares................... $1,000.00 $1,028.80    0.56%    $2.82
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.10    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World ex U.S. Targeted Value Portfolio..... 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  21.9%
              Foreign Corporate............................   9.7%
              Foreign Government...........................  11.8%
              Government...................................  49.6%
              Supranational................................   7.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   8.8%
              Energy.......................................   7.1%
              Financials...................................  13.8%
              Health Care..................................  13.6%
              Industrials..................................  12.9%
              Information Technology.......................  19.4%
              Materials....................................   4.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   2.9%
              Energy.......................................   6.8%
              Financials...................................  26.7%
              Health Care..................................   6.8%
              Industrials..................................  18.6%
              Information Technology.......................  13.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.9%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   3.4%
              Energy.......................................   9.1%
              Financials...................................  24.9%
              Health Care..................................   6.4%
              Industrials..................................  18.6%
              Information Technology.......................  14.5%
              Materials....................................   6.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.6%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.9%
              Financials...................................  14.3%
              Health Care..................................  12.2%
              Industrials..................................  13.8%
              Information Technology.......................  18.1%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.1%
              Energy.......................................   9.5%
              Financials...................................  16.2%
              Health Care..................................  11.4%
              Industrials..................................  14.7%
              Information Technology.......................  16.9%
              Materials....................................   5.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   4.3%
              Energy.......................................   9.9%
              Financials...................................  23.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................  14.2%
              Materials....................................   5.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.8%
              Financials...................................  18.0%
              Health Care..................................  10.4%
              Industrials..................................  17.1%
              Information Technology.......................  18.4%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.1%
              Financials...................................  17.7%
              Health Care..................................  10.7%
              Industrials..................................  19.7%
              Information Technology.......................  17.4%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.8%
              Financials...................................  22.8%
              Health Care..................................  10.3%
              Industrials..................................  13.5%
              Information Technology.......................   4.4%
              Materials....................................   9.5%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.8%
              Financials...................................  21.0%
              Health Care..................................   6.4%
              Industrials..................................  16.9%
              Information Technology.......................   5.9%
              Materials....................................  11.7%
              Other........................................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  95.9%
              Real Estate Investment Trusts................   3.6%
              Other........................................   0.5%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.2%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.4%
              Financials...................................  21.1%
              Health Care..................................   1.6%
              Industrials..................................  25.2%
              Information Technology.......................   5.6%
              Materials....................................  16.1%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   6.7%
              Energy.......................................   7.5%
              Financials...................................  22.5%
              Health Care..................................   4.6%
              Industrials..................................  18.4%
              Information Technology.......................   6.4%
              Materials....................................  13.4%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.4%
              Energy.......................................   7.3%
              Financials...................................  22.0%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   7.9%
              Materials....................................  11.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.2%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.4%
              Financials...................................  24.8%
              Health Care..................................   3.2%
              Industrials..................................  10.6%
              Information Technology.......................  16.8%
              Materials....................................  10.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.3%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (48.3%)
AUSTRALIA -- (0.5%)
Rio Tinto Finance USA, Ltd.
     2.250%, 09/20/16..............................   1,000 $ 1,017,483
                                                            -----------

CANADA -- (9.0%)
Export Development Canada
     1.250%, 10/26/16..............................   3,135   3,165,952
Ontario, Province of Canada
     1.000%, 07/22/16..............................   4,000   4,020,436
     1.600%, 09/21/16..............................   1,050   1,063,706
Quebec, Province of Canada
     5.125%, 11/14/16..............................   1,000   1,066,955
Royal Bank of Canada
     1.450%, 09/09/16..............................   1,000   1,009,054
     1.200%, 01/23/17..............................     585     588,165
Thomson Reuters Corp.
     1.300%, 02/23/17..............................   1,023   1,023,057
Toronto-Dominion Bank (The)
     2.375%, 10/19/16..............................   5,900   6,039,252
TransCanada PipeLines, Ltd.
     3.400%, 06/01/15..............................   1,500   1,502,901
                                                            -----------
TOTAL CANADA.......................................          19,479,478
                                                            -----------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................   3,000   3,057,894
                                                            -----------

FRANCE -- (0.5%)
Caisse des Depots et Consignations
     0.875%, 11/07/16..............................   1,000   1,003,118
                                                            -----------

JAPAN -- (0.7%)
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................     540     545,339
Sumitomo Mitsui Banking Corp.
     2.650%, 01/12/17..............................   1,000   1,022,222
                                                            -----------
TOTAL JAPAN........................................           1,567,561
                                                            -----------

NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..............................   5,000   5,031,855
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     3.375%, 01/19/17..............................     830     863,222
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     880     917,703
                                                            -----------
TOTAL NETHERLANDS..................................           6,812,780
                                                            -----------

NORWAY -- (2.3%)
Kommunalbanken A.S.
     0.875%, 10/03/16..............................   5,000   5,017,930
                                                            -----------

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
SPAIN -- (0.3%)
Telefonica Emisiones SAU
     6.421%, 06/20/16..............................     584 $   618,799
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
Council Of Europe Development Bank
     1.250%, 09/22/16..............................   5,000   5,046,220
European Bank for Reconstruction & Development
     1.375%, 10/20/16..............................   4,000   4,054,864
European Investment Bank
     1.250%, 10/14/16..............................   5,000   5,048,985
Inter-American Development Bank
     0.875%, 11/15/16..............................   1,000   1,003,307
                                                            -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......          15,153,376
                                                            -----------

SWEDEN -- (1.1%)
Svenska Handelsbanken AB
     3.125%, 07/12/16..............................   2,391   2,456,265
                                                            -----------

UNITED KINGDOM -- (2.5%)
Barclays Bank P.L.C.
     5.000%, 09/22/16..............................   1,000   1,054,248
Network Rail Infrastructure Finance P.L.C.
     1.250%, 08/31/16..............................   2,000   2,017,962
Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15..............................     700     704,074
Vodafone Group P.L.C.
     5.625%, 02/27/17..............................     715     770,273
     1.625%, 03/20/17..............................     761     767,660
                                                            -----------
TOTAL UNITED KINGDOM...............................           5,314,217
                                                            -----------

UNITED STATES -- (19.8%)
Amgen, Inc.
     2.500%, 11/15/16..............................  $1,535   1,570,019
Anadarko Petroleum Corp.
     5.950%, 09/15/16..............................   1,000   1,063,616
AT&T, Inc.
     2.950%, 05/15/16..............................   1,489   1,518,951
Bank of America Corp.
     3.625%, 03/17/16..............................   1,000   1,023,423
     3.875%, 03/22/17..............................     500     522,202
Baxter International, Inc.
     5.900%, 09/01/16..............................   1,000   1,063,617
     1.850%, 01/15/17..............................   1,000   1,014,045
Boston Scientific Corp.
     6.400%, 06/15/16..............................   1,000   1,056,386
Capital One Financial Corp.
     5.250%, 02/21/17..............................   1,492   1,592,679

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
    1.300%, 04/01/16.............................  $1,000 $1,003,588
    4.450%, 01/10/17.............................     585    615,108
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000  1,007,305
CVS Health Corp.
    1.200%, 12/05/16.............................   1,500  1,509,618
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000  1,007,108
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   1,500  1,526,850
Ecolab, Inc.
    3.000%, 12/08/16.............................     622    640,726
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000  1,013,164
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000  1,029,372
General Electric Capital Corp.
    5.375%, 10/20/16.............................   1,000  1,066,172
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000  1,026,392
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,507,484
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800    821,677
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,015,678
McKesson Corp.
    1.292%, 03/10/17.............................   1,000  1,002,738
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,062,703
Morgan Stanley
    5.750%, 10/18/16.............................   1,000  1,065,904
    5.450%, 01/09/17.............................   1,000  1,066,705
Mylan, Inc.
    1.350%, 11/29/16.............................   1,000    997,505
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   2,000  1,999,158
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,000,410
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,059,920
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710    725,315
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     250    254,858
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,219,823
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,026,584
Stryker Corp.
    2.000%, 09/30/16.............................   1,000  1,016,892

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Thermo Fisher Scientific, Inc.
     2.250%, 08/15/16.............................. $ 2,000 $  2,030,840
Waste Management, Inc.
     2.600%, 09/01/16..............................     605      617,545
Wells Fargo & Co.
     3.676%, 06/15/16..............................   1,500    1,549,128
                                                            ------------
TOTAL UNITED STATES................................           42,911,208
                                                            ------------
TOTAL BONDS........................................          104,410,109
                                                            ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
     0.625%, 10/14/16..............................   2,000    2,002,162
Federal National Mortgage Association
     5.250%, 09/15/16..............................   3,000    3,194,817
                                                            ------------
TOTAL AGENCY OBLIGATIONS...........................            5,196,979
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (47.3%)
U.S. Treasury Notes
     0.625%, 02/15/17..............................  36,000   36,056,232
     0.875%, 02/28/17..............................  37,000   37,225,478
     0.875%, 04/15/17..............................  29,000   29,163,125
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................          102,444,835
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (2.0%)
UNITED STATES -- (2.0%)
     SPDR S&P 500 ETF Trust........................  21,100    4,399,772
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $213,790,626)..............................          $216,451,695
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    --------------------------------------------
                                     Level 1     Level 2    Level 3    Total
                                    ---------- ------------ ------- ------------
Bonds
 Australia.........................         -- $  1,017,483   --    $  1,017,483
 Canada............................         --   19,479,478   --      19,479,478
 Finland...........................         --    3,057,894   --       3,057,894
 France............................         --    1,003,118   --       1,003,118
 Japan.............................         --    1,567,561   --       1,567,561
 Netherlands.......................         --    6,812,780   --       6,812,780
 Norway............................         --    5,017,930   --       5,017,930
 Spain.............................         --      618,799   --         618,799
 Supranational Organization
   Obligations.....................         --   15,153,376   --      15,153,376
 Sweden............................         --    2,456,265   --       2,456,265
 United Kingdom....................         --    5,314,217   --       5,314,217
 United States.....................         --   42,911,208   --      42,911,208
Agency Obligations.................         --    5,196,979   --       5,196,979
U.S. Treasury Obligations..........         --  102,444,835   --     102,444,835
Exchange-Traded Funds.............. $4,399,772           --   --       4,399,772
Futures Contracts**................  3,595,859           --   --       3,595,859
                                    ---------- ------------   --    ------------
TOTAL.............................. $7,995,631 $212,051,923   --    $220,047,554
                                    ========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                          Shares    Value+    of Net Assets**
                                          ------    ------    ---------------
   COMMON STOCKS -- (95.6%)
   Consumer Discretionary -- (14.3%)
   *   Amazon.com, Inc...................   8,975 $ 3,785,476            0.7%
       Comcast Corp. Class A.............  75,162   4,341,357            0.8%
       Ford Motor Co..................... 126,885   2,004,783            0.4%
       Home Depot, Inc. (The)............  33,978   3,634,966            0.7%
       McDonald's Corp...................  24,997   2,413,460            0.4%
       Time Warner, Inc..................  32,702   2,760,376            0.5%
       Walt Disney Co. (The).............  39,913   4,339,341            0.8%
       Other Securities..................          58,214,279           10.6%
                                                  -----------           -----
   Total Consumer Discretionary                    81,494,038           14.9%
                                                  -----------           -----
   Consumer Staples -- (8.4%)
       Altria Group, Inc.................  50,783   2,541,689            0.5%
       Coca-Cola Co. (The)...............  88,895   3,605,581            0.7%
       CVS Health Corp...................  29,770   2,955,863            0.5%
       PepsiCo, Inc......................  38,148   3,628,638            0.7%
       Philip Morris International, Inc..  31,146   2,599,757            0.5%
       Procter & Gamble Co. (The)........  62,152   4,941,705            0.9%
       Wal-Mart Stores, Inc..............  45,552   3,555,334            0.6%
       Other Securities..................          23,974,155            4.3%
                                                  -----------           -----
   Total Consumer Staples                          47,802,722            8.7%
                                                  -----------           -----
   Energy -- (6.8%)
       Chevron Corp......................  42,295   4,697,283            0.9%
       Exxon Mobil Corp.................. 125,285  10,946,150            2.0%
       Other Securities..................          23,207,100            4.2%
                                                  -----------           -----
   Total Energy                                    38,850,533            7.1%
                                                  -----------           -----
   Financials -- (13.1%)
       American Express Co...............  25,957   2,010,370            0.4%
       Bank of America Corp.............. 206,960   3,296,873            0.6%
   *   Berkshire Hathaway, Inc. Class B..  37,001   5,224,911            1.0%
       Citigroup, Inc....................  58,766   3,133,403            0.6%
       JPMorgan Chase & Co...............  71,785   4,541,119            0.8%
       Wells Fargo & Co.................. 125,496   6,914,830            1.3%
       Other Securities..................          50,043,393            9.0%
                                                  -----------           -----
   Total Financials                                75,164,899           13.7%
                                                  -----------           -----
   Health Care -- (13.0%)
       AbbVie, Inc.......................  41,437   2,679,316            0.5%
   *   Actavis P.L.C.....................   7,416   2,097,690            0.4%
       Amgen, Inc........................  14,743   2,328,067            0.4%
   *   Biogen, Inc.......................   5,430   2,030,440            0.4%
   *   Gilead Sciences, Inc..............  38,283   3,847,824            0.7%
       Johnson & Johnson.................  68,621   6,807,203            1.3%
       Merck & Co., Inc..................  68,584   4,084,863            0.8%
       Pfizer, Inc....................... 143,450   4,867,258            0.9%
       UnitedHealth Group, Inc...........  26,110   2,908,654            0.5%
       Other Securities..................          42,449,461            7.7%
                                                  -----------           -----
   Total Health Care.....................          74,100,776           13.6%
                                                  -----------           -----
   Industrials -- (12.4%)
       3M Co.............................  15,580   2,436,556            0.4%
       Boeing Co. (The)..................  17,307   2,480,785            0.5%
       General Electric Co............... 239,747   6,492,349            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................    28,309 $  3,007,265            0.6%
      United Technologies Corp...........................    21,024    2,391,480            0.4%
      Other Securities...................................             53,838,119            9.8%
                                                                    ------------          ------
Total Industrials........................................             70,646,554           12.9%
                                                                    ------------          ------
Information Technology -- (18.5%)
      Apple, Inc.........................................   132,134   16,536,570            3.0%
      Cisco Systems, Inc.................................   128,291    3,698,630            0.7%
*     Google, Inc. Class A...............................     5,682    3,118,111            0.6%
*     Google, Inc. Class C...............................     5,760    3,094,953            0.6%
      Hewlett-Packard Co.................................    62,937    2,075,033            0.4%
      Intel Corp.........................................   171,411    5,579,428            1.0%
      International Business Machines Corp...............    18,890    3,235,668            0.6%
      MasterCard, Inc. Class A...........................    25,743    2,322,276            0.4%
      Microsoft Corp.....................................   218,082   10,607,508            1.9%
      Oracle Corp........................................    94,788    4,134,653            0.8%
      QUALCOMM, Inc......................................    33,308    2,264,944            0.4%
      Visa, Inc. Class A.................................    38,344    2,532,621            0.5%
      Other Securities...................................             46,769,865            8.5%
                                                                    ------------          ------
Total Information Technology.............................            105,970,260           19.4%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             23,193,437            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                570,167            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................   138,659    4,803,148            0.9%
      Verizon Communications, Inc........................   136,734    6,896,863            1.3%
      Other Securities...................................              2,514,479            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             14,214,490            2.6%
                                                                    ------------          ------
Utilities -- (2.5%)
      Other Securities...................................             14,298,667            2.6%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            546,306,543           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,371            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 1,676,105    1,676,105            0.3%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund..................... 2,017,068   23,337,472            4.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $522,587,464)..................................             $571,327,491          104.4%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 81,494,038          --   --    $ 81,494,038
   Consumer Staples..............   47,802,722          --   --      47,802,722
   Energy........................   38,850,533          --   --      38,850,533
   Financials....................   75,164,899          --   --      75,164,899
   Health Care...................   74,100,776          --   --      74,100,776
   Industrials...................   70,646,554          --   --      70,646,554
   Information Technology........  105,970,260          --   --     105,970,260
   Materials.....................   23,193,437          --   --      23,193,437
   Real Estate Investment Trusts.      570,167          --   --         570,167
   Telecommunication Services....   14,214,490          --   --      14,214,490
   Utilities.....................   14,298,667          --   --      14,298,667
 Rights/Warrants.................           -- $     7,371   --           7,371
 Temporary Cash Investments......    1,676,105          --   --       1,676,105
 Securities Lending Collateral...           --  23,337,472   --      23,337,472
                                  ------------ -----------   --    ------------
 TOTAL........................... $547,982,648 $23,344,843   --    $571,327,491
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,827,842,084
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $10,500,397,052)............................ $15,827,842,084
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (12.4%)
    Dillard's, Inc. Class A............   211,147 $   27,784,834            0.4%
#   GameStop Corp. Class A.............   635,798     24,503,655            0.4%
    Graham Holdings Co. Class B........    31,543     32,266,281            0.5%
    Lear Corp..........................   264,536     29,371,432            0.5%
    Service Corp. International........   974,502     26,974,215            0.4%
#*  Skechers U.S.A., Inc. Class A......   268,478     24,141,542            0.4%
#   Wendy's Co. (The).................. 2,361,897     23,902,398            0.4%
    Other Securities...................              737,845,508           11.5%
                                                  --------------           -----
Total Consumer Discretionary...........              926,789,865           14.5%
                                                  --------------           -----
Consumer Staples -- (2.5%)
    Ingredion, Inc.....................   343,934     27,308,360            0.4%
    Pinnacle Foods, Inc................   530,218     21,500,340            0.3%
    Other Securities...................              136,438,740            2.2%
                                                  --------------           -----
Total Consumer Staples.................              185,247,440            2.9%
                                                  --------------           -----
Energy -- (5.8%)
*   Newfield Exploration Co............   617,097     24,214,886            0.4%
    Other Securities...................              412,743,060            6.4%
                                                  --------------           -----
Total Energy...........................              436,957,946            6.8%
                                                  --------------           -----
Financials -- (22.8%)
*   Alleghany Corp.....................    48,148     22,799,041            0.4%
    American Financial Group, Inc......   465,774     29,436,917            0.5%
#*  Arch Capital Group, Ltd............   353,598     21,456,327            0.3%
    Assurant, Inc......................   471,974     29,007,522            0.5%
    Axis Capital Holdings, Ltd.........   606,646     31,581,991            0.5%
*   E*TRADE Financial Corp............. 1,078,431     31,048,028            0.5%
    Everest Re Group, Ltd..............   186,504     33,367,431            0.5%
#   Legg Mason, Inc....................   731,595     38,518,477            0.6%
    NASDAQ OMX Group, Inc. (The).......   858,799     41,763,395            0.7%
#   New York Community Bancorp, Inc.... 2,005,431     34,473,359            0.5%
#   PacWest Bancorp....................   483,491     21,805,444            0.3%
    PartnerRe, Ltd.....................   321,083     41,098,624            0.7%
#   People's United Financial, Inc..... 1,543,963     23,329,281            0.4%
    Reinsurance Group of America, Inc..   329,817     30,217,834            0.5%
    RenaissanceRe Holdings, Ltd........   256,659     26,304,981            0.4%
    WR Berkley Corp....................   545,701     26,733,892            0.4%
#   Zions Bancorporation...............   956,282     27,096,250            0.4%
    Other Securities...................            1,197,911,521           18.6%
                                                  --------------           -----
Total Financials.......................            1,707,950,315           26.7%
                                                  --------------           -----
Health Care -- (5.8%)
*   Community Health Systems, Inc......   548,400     29,438,112            0.5%
#   Omnicare, Inc......................   571,559     50,285,761            0.8%
    Other Securities...................              352,529,093            5.4%
                                                  --------------           -----
Total Health Care......................              432,252,966            6.7%
                                                  --------------           -----
Industrials -- (15.9%)
#   ADT Corp. (The)....................   760,943     28,611,457            0.5%
    Alaska Air Group, Inc..............   449,041     28,765,567            0.5%
    AMERCO.............................    84,246     27,130,582            0.4%
*   Avis Budget Group, Inc.............   665,365     36,022,861            0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,516,297 $   31,129,577            0.5%
#     Owens Corning......................................    624,093     24,127,435            0.4%
      Ryder System, Inc..................................    309,611     29,524,505            0.5%
#     Trinity Industries, Inc............................    970,590     26,293,283            0.4%
      Waste Connections, Inc.............................    578,653     27,433,939            0.4%
      Other Securities...................................               931,606,874           14.4%
                                                                     --------------          ------
Total Industrials........................................             1,190,646,080           18.6%
                                                                     --------------          ------
Information Technology -- (11.7%)
*     ARRIS Group, Inc...................................    666,291     22,437,349            0.4%
*     Arrow Electronics, Inc.............................    510,838     30,502,137            0.5%
      Avnet, Inc.........................................    659,675     28,121,945            0.4%
#*    First Solar, Inc...................................    629,345     37,553,016            0.6%
      Marvell Technology Group, Ltd......................  1,932,134     27,069,197            0.4%
*     Qorvo, Inc.........................................    343,773     22,658,078            0.4%
      Other Securities...................................               711,088,706           11.0%
                                                                     --------------          ------
Total Information Technology.............................               879,430,428           13.7%
                                                                     --------------          ------
Materials -- (6.3%)
      MeadWestvaco Corp..................................    614,336     29,979,597            0.5%
      Reliance Steel & Aluminum Co.......................    417,707     27,033,997            0.4%
      Rock-Tenn Co. Class A..............................    341,862     21,530,469            0.3%
      Steel Dynamics, Inc................................  1,029,643     22,786,000            0.4%
      Other Securities...................................               374,678,176            5.8%
                                                                     --------------          ------
Total Materials..........................................               476,008,239            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                14,733,426            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp.......................  4,105,667     28,164,876            0.4%
      Other Securities...................................                53,163,953            0.9%
                                                                     --------------          ------
Total Telecommunication Services.........................                81,328,829            1.3%
                                                                     --------------          ------
Utilities -- (0.7%)
      UGI Corp...........................................    820,951     28,577,304            0.4%
      Other Securities...................................                27,841,190            0.5%
                                                                     --------------          ------
Total Utilities..........................................                56,418,494            0.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,387,764,028           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   783,692            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 11,930,669     11,930,669            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@  DFA Short Term Investment Fund..................... 94,988,888  1,099,021,434           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,984,320,241)...................................            $7,499,499,823          117.1%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  926,789,865             --   --    $  926,789,865
  Consumer Staples..............    185,247,440             --   --       185,247,440
  Energy........................    436,957,946             --   --       436,957,946
  Financials....................  1,707,950,315             --   --     1,707,950,315
  Health Care...................    432,252,966             --   --       432,252,966
  Industrials...................  1,190,646,080             --   --     1,190,646,080
  Information Technology........    879,430,428             --   --       879,430,428
  Materials.....................    476,008,239             --   --       476,008,239
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.     14,733,426             --   --        14,733,426
  Telecommunication Services....     81,328,829             --   --        81,328,829
  Utilities.....................     56,418,494             --   --        56,418,494
Rights/Warrants.................             -- $      783,692   --           783,692
Temporary Cash Investments......     11,930,669             --   --        11,930,669
Securities Lending Collateral...             --  1,099,021,434   --     1,099,021,434
                                 -------------- --------------   --    --------------
TOTAL........................... $6,399,694,697 $1,099,805,126   --    $7,499,499,823
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (13.3%)
#   Group 1 Automotive, Inc.....................   845,912 $   66,810,130            0.6%
*   Helen of Troy, Ltd..........................   842,455     73,807,483            0.6%
    Marriott Vacations Worldwide Corp...........   755,034     62,071,345            0.5%
    Penske Automotive Group, Inc................ 1,195,305     58,342,837            0.5%
#   Rent-A-Center, Inc.......................... 1,917,613     56,761,345            0.5%
#   Scholastic Corp............................. 1,407,493     57,200,516            0.5%
#*  Skechers U.S.A., Inc. Class A...............   806,551     72,525,066            0.6%
#   Wendy's Co. (The)........................... 5,376,970     54,414,936            0.5%
    Other Securities............................            1,391,375,257           11.2%
                                                           --------------           -----
Total Consumer Discretionary....................            1,893,308,915           15.5%
                                                           --------------           -----
Consumer Staples -- (2.9%)
#   Fresh Del Monte Produce, Inc................ 1,822,914     67,320,214            0.6%
*   Seaboard Corp...............................    18,588     66,916,800            0.6%
    Other Securities............................              279,424,672            2.2%
                                                           --------------           -----
Total Consumer Staples..........................              413,661,686            3.4%
                                                           --------------           -----
Energy -- (7.8%)
#   Bristow Group, Inc.......................... 1,363,054     84,686,545            0.7%
    Delek US Holdings, Inc...................... 2,312,487     85,377,020            0.7%
    Exterran Holdings, Inc...................... 2,670,497     98,995,324            0.8%
*   Helix Energy Solutions Group, Inc........... 3,976,422     65,531,435            0.5%
#*  PDC Energy, Inc............................. 1,124,044     63,778,257            0.5%
    Other Securities............................              710,948,533            5.8%
                                                           --------------           -----
Total Energy....................................            1,109,317,114            9.0%
                                                           --------------           -----
Financials -- (21.5%)
    American Equity Investment Life Holding Co.. 2,408,374     64,905,679            0.5%
    Argo Group International Holdings, Ltd...... 1,121,078     54,921,611            0.5%
    Aspen Insurance Holdings, Ltd............... 1,545,152     72,204,953            0.6%
#   CNO Financial Group, Inc.................... 8,460,765    143,833,005            1.2%
#   Endurance Specialty Holdings, Ltd........... 1,510,617     91,211,054            0.8%
#   First American Financial Corp............... 2,056,410     71,542,504            0.6%
#   Hanover Insurance Group, Inc. (The)......... 1,232,968     84,544,616            0.7%
#   Kemper Corp................................. 1,729,296     65,142,580            0.5%
#*  MBIA, Inc................................... 7,271,848     63,628,670            0.5%
#   Montpelier Re Holdings, Ltd................. 1,977,273     75,353,874            0.6%
    StanCorp Financial Group, Inc...............   884,406     63,747,985            0.5%
    Susquehanna Bancshares, Inc................. 6,444,540     86,614,618            0.7%
#   Umpqua Holdings Corp........................ 4,077,772     69,362,902            0.6%
#   Washington Federal, Inc..................... 2,783,280     60,118,848            0.5%
#   Webster Financial Corp...................... 2,642,412     94,677,622            0.8%
#   Wintrust Financial Corp..................... 1,502,666     73,239,941            0.6%
    Other Securities............................            1,820,933,678           14.8%
                                                           --------------           -----
Total Financials................................            3,055,984,140           25.0%
                                                           --------------           -----
Health Care -- (5.6%)
#*  Amsurg Corp.................................   938,937     58,890,129            0.5%
*   LifePoint Hospitals, Inc.................... 1,892,213    141,688,909            1.2%
    Other Securities............................              589,327,718            4.7%
                                                           --------------           -----
Total Health Care...............................              789,906,756            6.4%
                                                           --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.0%)
#     AMERCO.............................................     340,511 $   109,658,162            0.9%
#     Covanta Holding Corp...............................   3,022,647      61,329,508            0.5%
#*    Esterline Technologies Corp........................   1,145,345     127,465,445            1.0%
#     GATX Corp..........................................   1,763,892      95,955,725            0.8%
#*    JetBlue Airways Corp...............................   5,279,787     108,394,027            0.9%
      Other Securities...................................               1,773,094,125           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,275,896,992           18.6%
                                                                      ---------------          ------
Information Technology -- (12.5%)
*     CACI International, Inc. Class A...................     860,161      75,900,607            0.6%
#     Convergys Corp.....................................   3,909,664      88,671,180            0.7%
*     Fairchild Semiconductor International, Inc.........   4,380,362      79,569,276            0.7%
*     Qorvo, Inc.........................................   1,101,705      72,613,377            0.6%
*     Sanmina Corp.......................................   2,830,700      57,548,131            0.5%
#     SYNNEX Corp........................................   1,382,286     105,744,879            0.9%
#*    Tech Data Corp.....................................   1,279,399      72,119,722            0.6%
#     Vishay Intertechnology, Inc........................   4,998,232      63,377,582            0.5%
      Other Securities...................................               1,158,156,442            9.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,773,701,196           14.5%
                                                                      ---------------          ------
Materials -- (6.0%)
#     Commercial Metals Co...............................   4,076,784      67,674,614            0.6%
      Graphic Packaging Holding Co.......................   5,416,146      76,367,659            0.6%
#*    Louisiana-Pacific Corp.............................   4,943,815      75,343,741            0.6%
#     Olin Corp..........................................   1,969,108      58,147,759            0.5%
      Other Securities...................................                 573,218,393            4.6%
                                                                      ---------------          ------
Total Materials..........................................                 850,752,166            6.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                     418,158            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities...................................                  71,643,319            0.6%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  10,157,642            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,244,748,084          100.0%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,465,905            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
Temporary Cash Investments -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  15,287,776      15,287,776            0.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 167,602,589   1,939,161,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $11,086,378,361)..................................             $14,201,663,716          116.0%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                    ------------------------------------------------------
                                        Level 1        Level 2     Level 3      Total
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,893,308,915             --   --    $ 1,893,308,915
 Consumer Staples..................     413,661,686             --   --        413,661,686
 Energy............................   1,109,317,114             --   --      1,109,317,114
 Financials........................   3,055,984,125 $           15   --      3,055,984,140
 Health Care.......................     789,906,756             --   --        789,906,756
 Industrials.......................   2,275,896,992             --   --      2,275,896,992
 Information Technology............   1,773,701,196             --   --      1,773,701,196
 Materials.........................     850,752,166             --   --        850,752,166
 Other.............................              --             --   --                 --
 Real Estate Investment Trusts.....         418,158             --   --            418,158
 Telecommunication Services........      71,643,319             --   --         71,643,319
 Utilities.........................      10,157,642             --   --         10,157,642
Preferred Stocks
 Other.............................              --             --   --                 --
Rights/Warrants....................              --      2,465,905   --          2,465,905
Temporary Cash Investments
 Temporary Cash Investments........      15,287,776             --   --         15,287,776
Securities Lending Collateral......              --  1,939,161,951   --      1,939,161,951
                                    --------------- --------------   --    ---------------
TOTAL.............................. $12,260,035,845 $1,941,627,871   --    $14,201,663,716
                                    =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (14.1%)
*   Amazon.com, Inc...................   168,592 $   71,108,734            0.6%
    Comcast Corp. Class A............. 1,235,593     71,367,852            0.6%
    Home Depot, Inc. (The)............   669,747     71,649,534            0.6%
    McDonald's Corp...................   495,702     47,860,028            0.4%
    Starbucks Corp....................   753,434     37,355,258            0.3%
    Time Warner, Inc..................   608,624     51,373,952            0.4%
    Walt Disney Co. (The).............   551,069     59,912,222            0.5%
    Other Securities..................            1,554,635,386           12.2%
                                                 --------------           -----
Total Consumer Discretionary..........            1,965,262,966           15.6%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   989,845     49,541,742            0.4%
    Coca-Cola Co. (The)............... 1,684,858     68,337,840            0.5%
    CVS Health Corp...................   578,655     57,454,655            0.5%
    PepsiCo, Inc......................   762,332     72,513,020            0.6%
    Philip Morris International, Inc..   538,659     44,961,867            0.4%
    Procter & Gamble Co. (The)........   836,210     66,487,057            0.5%
    Wal-Mart Stores, Inc..............   707,960     55,256,278            0.4%
    Other Securities..................              540,388,523            4.3%
                                                 --------------           -----
Total Consumer Staples................              954,940,982            7.6%
                                                 --------------           -----
Energy -- (7.2%)
    Chevron Corp......................   769,745     85,487,880            0.7%
    ConocoPhillips....................   562,318     38,192,639            0.3%
    Exxon Mobil Corp.................. 2,087,371    182,373,604            1.5%
    Kinder Morgan, Inc................   876,354     37,639,404            0.3%
    Schlumberger, Ltd.................   396,427     37,505,958            0.3%
    Other Securities..................              615,717,992            4.8%
                                                 --------------           -----
Total Energy..........................              996,917,477            7.9%
                                                 --------------           -----
Financials -- (12.9%)
    Bank of America Corp.............. 4,123,620     65,689,267            0.5%
*   Berkshire Hathaway, Inc. Class B..   644,204     90,968,047            0.7%
    Citigroup, Inc.................... 1,212,655     64,658,765            0.5%
    JPMorgan Chase & Co............... 1,494,916     94,568,386            0.8%
    Wells Fargo & Co.................. 2,040,609    112,437,556            0.9%
    Other Securities..................            1,367,891,621           10.9%
                                                 --------------           -----
Total Financials......................            1,796,213,642           14.3%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc.......................   794,806     51,392,156            0.4%
*   Actavis P.L.C.....................   157,032     44,418,072            0.4%
    Amgen, Inc........................   256,292     40,471,070            0.3%
*   Celgene Corp......................   360,073     38,909,488            0.3%
*   Gilead Sciences, Inc..............   741,250     74,503,038            0.6%
    Johnson & Johnson................. 1,204,979    119,533,917            1.0%
    Merck & Co., Inc..................   952,375     56,723,455            0.5%
    Pfizer, Inc....................... 2,271,237     77,063,071            0.6%
    UnitedHealth Group, Inc...........   412,297     45,929,886            0.4%
    Other Securities..................              983,895,153            7.7%
                                                 --------------           -----
Total Health Care.....................            1,532,839,306           12.2%
                                                 --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.4%)
      3M Co..............................................     305,092 $    47,713,338            0.4%
      Boeing Co. (The)...................................     338,719      48,551,981            0.4%
      General Electric Co................................   3,704,920     100,329,234            0.8%
      Union Pacific Corp.................................     406,641      43,197,473            0.4%
      Other Securities...................................               1,489,002,146           11.8%
                                                                      ---------------          ------
Total Industrials........................................               1,728,794,172           13.8%
                                                                      ---------------          ------
Information Technology -- (16.4%)
      Apple, Inc.........................................   2,526,546     316,197,232            2.5%
      Cisco Systems, Inc.................................   1,887,619      54,420,056            0.4%
*     Facebook, Inc. Class A.............................     691,953      54,505,138            0.4%
*     Google, Inc. Class A...............................      68,974      37,850,862            0.3%
      Hewlett-Packard Co.................................   1,245,191      41,053,947            0.3%
      Intel Corp.........................................   2,892,186      94,140,654            0.8%
      International Business Machines Corp...............     437,734      74,979,457            0.6%
      MasterCard, Inc. Class A...........................     500,872      45,183,663            0.4%
      Microsoft Corp.....................................   3,371,150     163,972,736            1.3%
      Oracle Corp........................................   1,521,597      66,372,061            0.5%
      Visa, Inc. Class A.................................     671,338      44,341,875            0.4%
      Other Securities...................................               1,282,262,006           10.2%
                                                                      ---------------          ------
Total Information Technology.............................               2,275,279,687           18.1%
                                                                      ---------------          ------
Materials -- (4.4%)
      Other Securities...................................                 611,556,422            4.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                         503            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  19,523,155            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (2.1%)
#     AT&T, Inc..........................................   3,436,477     119,039,563            1.0%
      Verizon Communications, Inc........................   2,188,850     110,405,594            0.9%
      Other Securities...................................                  69,240,484            0.5%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 298,685,641            2.4%
                                                                      ---------------          ------
Utilities -- (2.7%)
      Other Securities...................................                 372,412,598            3.0%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,552,426,551           99.9%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     421,843            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%.  38,403,710      38,403,710            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund..................... 114,587,368   1,325,775,850           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,237,749,459)..................................             $13,917,027,954          110.8%
                                                                      ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,965,262,966             --   --    $ 1,965,262,966
  Consumer Staples..............     954,940,982             --   --        954,940,982
  Energy........................     996,917,477             --   --        996,917,477
  Financials....................   1,796,213,641 $            1   --      1,796,213,642
  Health Care...................   1,532,839,306             --   --      1,532,839,306
  Industrials...................   1,728,794,172             --   --      1,728,794,172
  Information Technology........   2,275,279,687             --   --      2,275,279,687
  Materials.....................     611,556,422             --   --        611,556,422
  Other.........................              --            503   --                503
  Real Estate Investment Trusts.      19,523,155             --   --         19,523,155
  Telecommunication Services....     298,685,641             --   --        298,685,641
  Utilities.....................     372,412,598             --   --        372,412,598
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        421,843   --            421,843
Temporary Cash Investments......      38,403,710             --   --         38,403,710
Securities Lending Collateral...              --  1,325,775,850   --      1,325,775,850
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,590,829,757 $1,326,198,197   --    $13,917,027,954
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A.............. 1,784,110 $  103,050,194            0.7%
    Ford Motor Co...................... 3,328,070     52,583,506            0.4%
    Target Corp........................   415,851     32,781,534            0.2%
    Time Warner, Inc...................   896,363     75,662,001            0.5%
    Walt Disney Co. (The)..............   788,924     85,771,817            0.6%
    Other Securities...................            1,857,836,017           12.8%
                                                  --------------           -----
Total Consumer Discretionary...........            2,207,685,069           15.2%
                                                  --------------           -----
Consumer Staples -- (5.5%)
    Coca-Cola Co. (The)................   935,540     37,945,502            0.3%
    CVS Health Corp....................   843,353     83,736,519            0.6%
    PepsiCo, Inc.......................   423,333     40,267,435            0.3%
    Procter & Gamble Co. (The).........   827,704     65,810,745            0.5%
    Wal-Mart Stores, Inc...............   773,229     60,350,523            0.4%
    Other Securities...................              596,471,440            4.0%
                                                  --------------           -----
Total Consumer Staples.................              884,582,164            6.1%
                                                  --------------           -----
Energy -- (8.5%)
    Anadarko Petroleum Corp............   422,817     39,787,080            0.3%
    Chevron Corp....................... 1,126,532    125,112,644            0.9%
    ConocoPhillips.....................   925,168     62,837,411            0.4%
    EOG Resources, Inc.................   548,973     54,320,878            0.4%
    Exxon Mobil Corp................... 3,140,494    274,384,961            1.9%
#   Kinder Morgan, Inc.................   876,664     37,652,719            0.3%
    Occidental Petroleum Corp..........   471,397     37,758,900            0.3%
    Schlumberger, Ltd..................   403,889     38,211,938            0.3%
    Other Securities...................              698,419,744            4.6%
                                                  --------------           -----
Total Energy...........................            1,368,486,275            9.4%
                                                  --------------           -----
Financials -- (14.6%)
    American International Group, Inc..   609,355     34,300,593            0.2%
    Bank of America Corp............... 4,303,562     68,555,743            0.5%
*   Berkshire Hathaway, Inc. Class B...   342,101     48,308,082            0.3%
    Citigroup, Inc..................... 1,297,954     69,206,907            0.5%
    Goldman Sachs Group, Inc. (The)....   189,924     37,304,872            0.3%
    JPMorgan Chase & Co................ 1,554,077     98,310,911            0.7%
    U.S. Bancorp....................... 1,031,884     44,236,867            0.3%
    Wells Fargo & Co................... 2,946,809    162,369,176            1.1%
    Other Securities...................            1,778,608,688           12.3%
                                                  --------------           -----
Total Financials.......................            2,341,201,839           16.2%
                                                  --------------           -----
Health Care -- (10.3%)
*   Actavis P.L.C......................   178,521     50,496,450            0.4%
    Amgen, Inc.........................   233,507     36,873,090            0.3%
#*  Express Scripts Holding Co.........   542,091     46,836,662            0.3%
    Johnson & Johnson.................. 1,210,460    120,077,632            0.8%
    Merck & Co., Inc................... 1,265,005     75,343,698            0.5%
    Pfizer, Inc........................ 3,831,803    130,013,076            0.9%
    UnitedHealth Group, Inc............   576,403     64,211,294            0.5%
    Other Securities...................            1,128,534,499            7.7%
                                                  --------------           -----
Total Health Care......................            1,652,386,401           11.4%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (13.2%)
      CSX Corp...........................................     903,868 $    32,620,596            0.2%
      FedEx Corp.........................................     251,048      42,570,209            0.3%
      General Electric Co................................   5,604,904     151,780,800            1.1%
      Southwest Airlines Co..............................     773,474      31,372,105            0.2%
      Union Pacific Corp.................................     648,462      68,886,118            0.5%
*     United Continental Holdings, Inc...................     527,210      31,495,525            0.2%
      Other Securities...................................               1,769,465,467           12.2%
                                                                      ---------------          ------
Total Industrials........................................               2,128,190,820           14.7%
                                                                      ---------------          ------
Information Technology -- (15.2%)
      Apple, Inc.........................................   2,232,888     279,445,933            1.9%
      Cisco Systems, Inc.................................   3,101,253      89,409,124            0.6%
      Hewlett-Packard Co.................................   1,806,885      59,572,998            0.4%
      Intel Corp.........................................   3,857,596     125,564,750            0.9%
      International Business Machines Corp...............     186,013      31,862,167            0.2%
      Microsoft Corp.....................................   3,300,822     160,551,982            1.1%
      Oracle Corp........................................   1,330,496      58,036,236            0.4%
#     Visa, Inc. Class A.................................     547,188      36,141,767            0.3%
      Other Securities...................................               1,596,312,067           11.0%
                                                                      ---------------          ------
Total Information Technology.............................               2,436,897,024           16.8%
                                                                      ---------------          ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................     780,341      39,797,391            0.3%
      Other Securities...................................                 709,890,930            4.9%
                                                                      ---------------          ------
Total Materials..........................................                 749,688,321            5.2%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                       1,175            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  21,799,475            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (2.2%)
#     AT&T, Inc..........................................   4,582,649     158,742,961            1.1%
      Verizon Communications, Inc........................   2,162,185     109,060,611            0.8%
      Other Securities...................................                  92,409,998            0.6%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 360,213,570            2.5%
                                                                      ---------------          ------
Utilities -- (1.9%)
      Other Securities...................................                 310,501,954            2.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,461,634,087           99.8%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     627,427            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.098%. 109,350,076     109,350,076            0.8%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 131,312,939   1,519,290,700           10.4%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,364,612,255)...............................               $16,090,902,290          111.0%
                                                                      ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary....... $ 2,207,685,069             --   --    $ 2,207,685,069
 Consumer Staples.............     884,582,164             --   --        884,582,164
 Energy.......................   1,368,486,275             --   --      1,368,486,275
 Financials...................   2,341,201,837 $            2   --      2,341,201,839
 Health Care..................   1,652,386,401             --   --      1,652,386,401
 Industrials..................   2,128,190,820             --   --      2,128,190,820
 Information Technology.......   2,436,897,024             --   --      2,436,897,024
 Materials....................     749,688,321             --   --        749,688,321
 Other........................              --          1,175   --              1,175
 Real Estate Investment Trusts      21,799,475             --   --         21,799,475
 Telecommunication Services...     360,213,570             --   --        360,213,570
 Utilities....................     310,501,954             --   --        310,501,954
Preferred Stocks
 Other........................              --             --   --                 --
Rights/Warrants...............              --        627,427   --            627,427
Temporary Cash Investments....     109,350,076             --   --        109,350,076
Securities Lending Collateral.              --  1,519,290,700   --      1,519,290,700
                               --------------- --------------   --    ---------------
TOTAL......................... $14,570,982,986 $1,519,919,304   --    $16,090,902,290
                               =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (87.6%)
Consumer Discretionary -- (12.9%)
    Comcast Corp. Class A.........................   376,209 $ 21,729,832            0.6%
    General Motors Co.............................   210,392    7,376,344            0.2%
*   Office Depot, Inc.............................   878,560    8,100,323            0.2%
#   Royal Caribbean Cruises, Ltd..................   124,720    8,488,443            0.2%
    Time Warner, Inc..............................   119,274   10,067,918            0.3%
    Walt Disney Co. (The).........................   118,253   12,856,466            0.4%
    Other Securities..............................            484,573,635           12.8%
                                                             ------------           -----
Total Consumer Discretionary......................            553,192,961           14.7%
                                                             ------------           -----
Consumer Staples -- (3.8%)
    CVS Health Corp...............................   113,204   11,240,025            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,390,293            0.2%
    Wal-Mart Stores, Inc..........................   102,008    7,961,724            0.2%
    Other Securities..............................            134,213,092            3.6%
                                                             ------------           -----
Total Consumer Staples............................            161,805,134            4.3%
                                                             ------------           -----
Energy -- (8.7%)
    Anadarko Petroleum Corp.......................   101,085    9,512,098            0.3%
    Chevron Corp..................................   304,598   33,828,654            0.9%
    ConocoPhillips................................   228,045   15,488,816            0.4%
    Exxon Mobil Corp..............................   556,376   48,610,571            1.3%
    Occidental Petroleum Corp.....................   155,281   12,438,008            0.3%
    Tesoro Corp...................................   131,157   11,257,205            0.3%
    Other Securities..............................            240,578,047            6.4%
                                                             ------------           -----
Total Energy......................................            371,713,399            9.9%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   113,571    7,177,687            0.2%
    American International Group, Inc.............   128,798    7,250,039            0.2%
    Bank of America Corp.......................... 1,204,998   19,195,618            0.5%
    Citigroup, Inc................................   374,753   19,981,830            0.5%
    Fifth Third Bancorp...........................   471,589    9,431,780            0.3%
    Goldman Sachs Group, Inc. (The)...............    52,050   10,223,661            0.3%
    Hartford Financial Services Group, Inc. (The).   257,997   10,518,538            0.3%
    JPMorgan Chase & Co...........................   438,800   27,758,488            0.7%
#   M&T Bank Corp.................................    59,225    7,087,456            0.2%
    Principal Financial Group, Inc................   157,281    8,040,205            0.2%
    Wells Fargo & Co..............................   507,676   27,972,948            0.8%
    Other Securities..............................            723,507,532           19.2%
                                                             ------------           -----
Total Financials..................................            878,145,782           23.4%
                                                             ------------           -----
Health Care -- (7.5%)
*   Actavis P.L.C.................................    26,359    7,455,907            0.2%
    Anthem, Inc...................................    49,131    7,415,342            0.2%
*   Community Health Systems, Inc.................   191,179   10,262,489            0.3%
    Johnson & Johnson.............................    90,854    9,012,717            0.3%
    Merck & Co., Inc..............................   149,737    8,918,336            0.3%
    Pfizer, Inc...................................   459,005   15,574,040            0.4%
    UnitedHealth Group, Inc.......................    73,435    8,180,659            0.2%
    Other Securities..............................            253,757,330            6.6%
                                                             ------------           -----
Total Health Care.................................            320,576,820            8.5%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.1%)
      General Electric Co................................    721,688 $   19,543,311            0.5%
#*    JetBlue Airways Corp...............................    413,533      8,489,832            0.2%
      Ryder System, Inc..................................     88,537      8,442,888            0.2%
      Southwest Airlines Co..............................    457,205     18,544,235            0.5%
      Union Pacific Corp.................................     83,333      8,852,465            0.2%
      Other Securities...................................               497,220,696           13.4%
                                                                     --------------          ------
Total Industrials........................................               561,093,427           15.0%
                                                                     --------------          ------
Information Technology -- (12.5%)
      Apple, Inc.........................................    308,343     38,589,126            1.0%
      Cisco Systems, Inc.................................    314,395      9,064,008            0.3%
      Hewlett-Packard Co.................................    265,841      8,764,778            0.2%
      Intel Corp.........................................    534,019     17,382,318            0.5%
      Microsoft Corp.....................................    241,117     11,727,931            0.3%
*     Qorvo, Inc.........................................    139,934      9,223,050            0.3%
      Visa, Inc. Class A.................................    116,012      7,662,593            0.2%
      Xerox Corp.........................................    731,469      8,411,893            0.2%
      Other Securities...................................               421,404,462           11.2%
                                                                     --------------          ------
Total Information Technology.............................               532,230,159           14.2%
                                                                     --------------          ------
Materials -- (5.1%)
      Other Securities...................................               217,662,759            5.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       259            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,216,081            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,415,503     49,033,024            1.3%
#     Frontier Communications Corp.......................  1,416,600      9,717,876            0.3%
      Verizon Communications, Inc........................    259,639     13,096,191            0.4%
      Other Securities...................................                25,401,439            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                97,248,530            2.6%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    203,452      7,082,164            0.2%
      Other Securities...................................                40,935,711            1.1%
                                                                     --------------          ------
Total Utilities..........................................                48,017,875            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,744,903,186           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   235,930            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 11,682,509     11,682,509            0.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund..................... 44,758,285    517,853,355           13.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,099,834,415)................................              $4,274,674,980          113.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  553,192,961           --   --    $  553,192,961
  Consumer Staples..............    161,805,134           --   --       161,805,134
  Energy........................    371,713,399           --   --       371,713,399
  Financials....................    878,145,781 $          1   --       878,145,782
  Health Care...................    320,576,820           --   --       320,576,820
  Industrials...................    561,093,427           --   --       561,093,427
  Information Technology........    532,230,159           --   --       532,230,159
  Materials.....................    217,662,759           --   --       217,662,759
  Other.........................             --          259   --               259
  Real Estate Investment Trusts.      3,216,081           --   --         3,216,081
  Telecommunication Services....     97,248,530           --   --        97,248,530
  Utilities.....................     48,017,875           --   --        48,017,875
Rights/Warrants.................             --      235,930   --           235,930
Temporary Cash Investments......     11,682,509           --   --        11,682,509
Securities Lending Collateral...             --  517,853,355   --       517,853,355
                                 -------------- ------------   --    --------------
TOTAL........................... $3,756,585,435 $518,089,545   --    $4,274,674,980
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (81.2%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc................. 1,460,355 $   23,234,248            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     25,827,468            0.3%
    Columbia Sportswear Co.........................   372,692     23,367,788            0.2%
#   Cracker Barrel Old Country Store, Inc..........   171,159     22,675,144            0.2%
    CST Brands, Inc................................   535,346     22,329,282            0.2%
    Jack in the Box, Inc...........................   308,443     26,763,599            0.3%
#*  Office Depot, Inc.............................. 3,809,109     35,119,985            0.3%
    Pool Corp......................................   350,107     22,718,443            0.2%
#*  Skechers U.S.A., Inc. Class A..................   320,320     28,803,174            0.3%
#   Thor Industries, Inc...........................   373,197     22,455,263            0.2%
    Vail Resorts, Inc..............................   255,014     25,299,939            0.3%
#   Wolverine World Wide, Inc......................   785,872     24,149,847            0.2%
    Other Securities...............................            1,596,985,393           15.3%
                                                              --------------           -----
Total Consumer Discretionary.......................            1,899,729,573           18.2%
                                                              --------------           -----
Consumer Staples -- (3.1%)
    Other Securities...............................              395,612,232            3.8%
                                                              --------------           -----
Energy -- (3.1%)
    SemGroup Corp. Class A.........................   265,366     22,341,163            0.2%
    Other Securities...............................              377,274,518            3.6%
                                                              --------------           -----
Total Energy.......................................              399,615,681            3.8%
                                                              --------------           -----
Financials -- (14.6%)
    Aspen Insurance Holdings, Ltd..................   492,768     23,027,049            0.2%
#   Bank of the Ozarks, Inc........................   618,798     23,984,610            0.2%
#   First Horizon National Corp.................... 1,639,398     23,361,421            0.2%
    MarketAxess Holdings, Inc......................   280,456     24,077,148            0.2%
    PrivateBancorp, Inc............................   641,956     23,797,309            0.2%
#   Webster Financial Corp.........................   663,249     23,764,212            0.2%
    Other Securities...............................            1,728,060,655           16.8%
                                                              --------------           -----
Total Financials...................................            1,870,072,404           18.0%
                                                              --------------           -----
Health Care -- (8.4%)
#*  Akorn, Inc.....................................   616,939     25,689,340            0.3%
#*  Amsurg Corp....................................   361,614     22,680,430            0.2%
*   Charles River Laboratories International, Inc..   354,585     24,523,099            0.2%
*   Health Net, Inc................................   485,957     25,585,636            0.3%
#*  Impax Laboratories, Inc........................   563,783     25,516,819            0.3%
#*  Molina Healthcare, Inc.........................   390,248     23,114,389            0.2%
#*  PAREXEL International Corp.....................   385,692     24,520,369            0.2%
*   VCA, Inc.......................................   609,114     31,046,541            0.3%
    Other Securities...............................              879,571,190            8.4%
                                                              --------------           -----
Total Health Care..................................            1,082,247,813           10.4%
                                                              --------------           -----
Industrials -- (13.9%)
    AMERCO.........................................    73,055     23,526,632            0.2%
    Corporate Executive Board Co. (The)............   271,712     22,777,617            0.2%
#   Deluxe Corp....................................   360,510     23,343,023            0.2%
#   EnerSys........................................   342,186     23,234,429            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     42,042,278            0.4%
    Other Securities...............................            1,647,022,194           15.9%
                                                              --------------           -----
Total Industrials..................................            1,781,946,173           17.1%
                                                              --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                          Shares        Value+      of Net Assets**
                                                          ------        ------      ---------------
Information Technology -- (15.0%)
    Belden, Inc........................................     276,789 $    23,236,437            0.2%
*   CoreLogic, Inc.....................................     665,901      26,043,388            0.3%
*   EPAM Systems, Inc..................................     391,294      25,320,635            0.3%
#*  Euronet Worldwide, Inc.............................     422,646      24,716,338            0.2%
#   Fair Isaac Corp....................................     254,971      22,554,735            0.2%
#   j2 Global, Inc.....................................     363,147      25,191,507            0.3%
*   Manhattan Associates, Inc..........................     540,337      28,400,113            0.3%
    MAXIMUS, Inc.......................................     410,048      26,247,172            0.3%
*   Microsemi Corp.....................................     710,036      23,686,801            0.2%
*   Qorvo, Inc.........................................     736,851      48,565,849            0.5%
#*  Synaptics, Inc.....................................     301,622      25,553,416            0.3%
#   SYNNEX Corp........................................     308,586      23,606,829            0.2%
#*  Tyler Technologies, Inc............................     190,055      23,177,207            0.2%
#*  ViaSat, Inc........................................     376,159      22,614,679            0.2%
    Other Securities...................................               1,547,608,773           14.7%
                                                                    ---------------          ------
Total Information Technology...........................               1,916,523,879           18.4%
                                                                    ---------------          ------
Materials -- (4.4%)
#   Compass Minerals International, Inc................     266,737      23,560,879            0.2%
    Sensient Technologies Corp.........................     377,587      24,679,086            0.2%
    Other Securities...................................                 513,725,659            5.0%
                                                                    ---------------          ------
Total Materials........................................                 561,965,624            5.4%
                                                                    ---------------          ------
Other -- (0.0%)
    Other Securities...................................                       2,182            0.0%
                                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                   2,235,480            0.0%
                                                                    ---------------          ------
Telecommunication Services -- (0.7%)
    Other Securities...................................                  89,436,058            0.9%
                                                                    ---------------          ------
Utilities -- (3.2%)
#   IDACORP, Inc.......................................     372,850      22,494,040            0.2%
#   Portland General Electric Co.......................     635,614      22,348,188            0.2%
    Other Securities...................................                 359,161,335            3.5%
                                                                    ---------------          ------
Total Utilities........................................                 404,003,563            3.9%
                                                                    ---------------          ------
TOTAL COMMON STOCKS....................................              10,403,390,662           99.9%
                                                                    ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                          --            0.0%
                                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                     847,804            0.0%
                                                                    ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.098%.  45,325,400      45,325,400            0.4%
                                                                    ---------------          ------

SECURITIES LENDING COLLATERAL -- (18.4%)
    (S)@ DFA Short Term Investment Fund................ 203,802,462   2,357,994,486           22.7%
                                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,186,176,754).............................               $12,807,558,352          123.0%
                                                                    ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,899,729,571 $            2   --    $ 1,899,729,573
  Consumer Staples..............     395,612,232             --   --        395,612,232
  Energy........................     399,579,730         35,951   --        399,615,681
  Financials....................   1,870,072,393             11   --      1,870,072,404
  Health Care...................   1,082,247,813             --   --      1,082,247,813
  Industrials...................   1,781,946,173             --   --      1,781,946,173
  Information Technology........   1,916,523,879             --   --      1,916,523,879
  Materials.....................     561,965,624             --   --        561,965,624
  Other.........................              --          2,182   --              2,182
  Real Estate Investment Trusts.       2,235,480             --   --          2,235,480
  Telecommunication Services....      89,436,058             --   --         89,436,058
  Utilities.....................     404,003,563             --   --        404,003,563
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        847,804   --            847,804
Temporary Cash Investments......      45,325,400             --   --         45,325,400
Securities Lending Collateral...              --  2,357,994,486   --      2,357,994,486
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,448,677,916 $2,358,880,436   --    $12,807,558,352
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (16.1%)
*   American Axle & Manufacturing Holdings, Inc.. 694,232 $ 17,307,204            0.3%
#*  BJ's Restaurants, Inc........................ 313,020   14,649,336            0.3%
    Brown Shoe Co., Inc.......................... 473,978   14,077,147            0.3%
#   Children's Place, Inc. (The)................. 253,029   15,348,739            0.3%
#   Drew Industries, Inc......................... 240,193   13,611,737            0.3%
#   EW Scripps Co. (The) Class A................. 622,789   14,504,756            0.3%
#*  Fiesta Restaurant Group, Inc................. 301,173   15,224,295            0.3%
    Finish Line, Inc. (The) Class A.............. 576,314   14,136,982            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   21,507,326            0.4%
#*  Gentherm, Inc................................ 377,796   19,921,183            0.4%
*   Helen of Troy, Ltd........................... 189,597   16,610,593            0.3%
#*  Krispy Kreme Doughnuts, Inc.................. 764,231   13,603,312            0.3%
    La-Z-Boy, Inc................................ 597,972   15,672,846            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 290,944   17,008,586            0.3%
    Oxford Industries, Inc....................... 172,818   13,730,390            0.3%
    Papa John's International, Inc............... 372,067   22,833,752            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 277,691   15,461,835            0.3%
#*  Skechers U.S.A., Inc. Class A................ 250,726   22,545,282            0.4%
#   Sonic Corp................................... 649,021   18,594,452            0.4%
    Other Securities.............................          655,755,923           12.6%
                                                          ------------           -----
Total Consumer Discretionary.....................          972,105,676           18.9%
                                                          ------------           -----
Consumer Staples -- (3.2%)
#*  USANA Health Sciences, Inc................... 136,370   15,510,724            0.3%
    Other Securities.............................          178,978,270            3.5%
                                                          ------------           -----
Total Consumer Staples                                     194,488,994            3.8%
                                                          ------------           -----
Energy -- (2.6%)
    Other Securities.............................          158,548,961            3.1%
                                                          ------------           -----
Financials -- (15.0%)
#*  BofI Holding, Inc............................ 169,744   15,584,197            0.3%
    FBL Financial Group, Inc. Class A............ 269,981   15,731,793            0.3%
    Horace Mann Educators Corp................... 424,649   14,425,327            0.3%
#   Interactive Brokers Group, Inc. Class A...... 540,769   18,359,108            0.4%
#   Pinnacle Financial Partners, Inc............. 326,603   15,562,633            0.3%
*   Western Alliance Bancorp..................... 537,445   16,617,799            0.3%
    Other Securities.............................          813,722,641           15.7%
                                                          ------------           -----
Total Financials.................................          910,003,498           17.6%
                                                          ------------           -----
Health Care -- (9.1%)
*   Cambrex Corp................................. 359,538   13,838,618            0.3%
*   Greatbatch, Inc.............................. 262,100   14,132,432            0.3%
*   ICU Medical, Inc............................. 167,526   14,134,169            0.3%
*   Natus Medical, Inc........................... 371,088   13,993,728            0.3%
*   NuVasive, Inc................................ 318,312   14,238,096            0.3%
    Other Securities.............................          479,728,834            9.2%
                                                          ------------           -----
Total Health Care................................          550,065,877           10.7%
                                                          ------------           -----
Industrials -- (16.7%)
#   AAON, Inc.................................... 623,776   14,951,911            0.3%
    Apogee Enterprises, Inc...................... 334,441   17,598,285            0.3%
*   Dycom Industries, Inc........................ 316,346   14,545,589            0.3%
    EnPro Industries, Inc........................ 221,075   14,151,011            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      Interface, Inc.....................................    646,523 $   14,048,945            0.3%
      Korn/Ferry International...........................    449,929     14,186,261            0.3%
*     Meritor, Inc.......................................  1,158,189     15,195,440            0.3%
      Mueller Water Products, Inc. Class A...............  1,596,977     14,947,705            0.3%
#*    Taser International, Inc...........................    577,211     17,426,000            0.3%
      Other Securities...................................               874,837,232           16.9%
                                                                     --------------          ------
Total Industrials........................................             1,011,888,379           19.6%
                                                                     --------------          ------
Information Technology -- (14.8%)
*     Cirrus Logic, Inc..................................    456,859     15,432,697            0.3%
#     Cypress Semiconductor Corp.........................  1,022,927     13,625,388            0.3%
#*    Infinera Corp......................................    832,336     15,647,917            0.3%
*     Integrated Device Technology, Inc..................    922,937     16,788,224            0.3%
*     Manhattan Associates, Inc..........................    363,396     19,100,094            0.4%
      Methode Electronics, Inc...........................    458,282     19,458,654            0.4%
#*    Netscout Systems, Inc..............................    356,640     14,657,904            0.3%
*     Qorvo, Inc.........................................    286,146     18,859,883            0.4%
      Tessera Technologies, Inc..........................    397,724     14,361,814            0.3%
      Other Securities...................................               748,376,551           14.4%
                                                                     --------------          ------
Total Information Technology.............................               896,309,126           17.4%
                                                                     --------------          ------
Materials -- (4.7%)
      Other Securities...................................               282,459,678            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                     9,268            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,274,917            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                73,939,488            1.4%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    385,320     14,792,435            0.3%
      Other Securities...................................                77,813,453            1.5%
                                                                     --------------          ------
Total Utilities                                                          92,605,888            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,143,699,750           99.8%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   420,237            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  4,274,740      4,274,740            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..................... 78,406,839    907,167,130           17.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,420,885,645)................................              $6,055,561,857          117.5%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary....... $  972,105,675 $          1   --    $  972,105,676
 Consumer Staples.............    194,488,994           --   --       194,488,994
 Energy.......................    158,416,293      132,668   --       158,548,961
 Financials...................    910,003,486           12   --       910,003,498
 Health Care..................    550,065,877           --   --       550,065,877
 Industrials..................  1,011,888,379           --   --     1,011,888,379
 Information Technology.......    896,309,126           --   --       896,309,126
 Materials....................    282,459,678           --   --       282,459,678
 Other........................             --        9,268   --             9,268
 Real Estate Investment Trusts      1,274,917           --   --         1,274,917
 Telecommunication Services...     73,939,488           --   --        73,939,488
 Utilities....................     92,605,888           --   --        92,605,888
Preferred Stocks
 Other........................             --           --   --                --
Rights/Warrants...............             --      420,237   --           420,237
Temporary Cash Investments....      4,274,740           --   --         4,274,740
Securities Lending Collateral.             --  907,167,130   --       907,167,130
                               -------------- ------------   --    --------------
TOTAL......................... $5,147,832,541 $907,729,316   --    $6,055,561,857
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.7%)
Real Estate Investment Trusts -- (96.7%)
    Alexandria Real Estate Equities, Inc..........   794,387 $   73,385,471            1.1%
    American Campus Communities, Inc.............. 1,157,485     46,461,448            0.7%
    American Realty Capital Properties, Inc....... 5,601,919     50,585,329            0.7%
    Apartment Investment & Management Co. Class A. 1,657,265     62,528,608            0.9%
#   AvalonBay Communities, Inc.................... 1,444,626    237,409,837            3.5%
#   BioMed Realty Trust, Inc...................... 2,155,668     44,730,111            0.7%
    Boston Properties, Inc........................ 1,688,868    223,454,125            3.3%
    Camden Property Trust.........................   944,565     70,917,940            1.0%
    CubeSmart..................................... 1,731,787     39,952,326            0.6%
#   DDR Corp...................................... 3,281,214     55,944,699            0.8%
#   Digital Realty Trust, Inc..................... 1,495,824     94,850,200            1.4%
    Douglas Emmett, Inc........................... 1,479,239     42,158,311            0.6%
    Duke Realty Corp.............................. 3,685,124     73,002,306            1.1%
    Equity Lifestyle Properties, Inc..............   865,049     45,691,888            0.7%
    Equity Residential............................ 3,763,291    277,956,673            4.1%
    Essex Property Trust, Inc.....................   698,726    155,082,236            2.3%
    Extra Space Storage, Inc...................... 1,209,108     79,716,490            1.2%
    Federal Realty Investment Trust...............   737,547     98,587,907            1.5%
    General Growth Properties, Inc................ 5,822,508    159,536,719            2.3%
    HCP, Inc...................................... 5,039,898    203,057,490            3.0%
#   Health Care REIT, Inc......................... 3,472,997    250,125,244            3.7%
#   Highwoods Properties, Inc..................... 1,008,683     43,413,716            0.6%
#   Home Properties, Inc..........................   622,576     45,796,691            0.7%
#   Hospitality Properties Trust.................. 1,615,469     48,593,308            0.7%
    Host Hotels & Resorts, Inc.................... 8,303,327    167,229,006            2.5%
    Kilroy Realty Corp............................   929,681     65,998,054            1.0%
    Kimco Realty Corp............................. 4,545,171    109,538,621            1.6%
    LaSalle Hotel Properties...................... 1,198,682     43,979,643            0.7%
    Liberty Property Trust........................ 1,630,439     56,804,495            0.8%
    Macerich Co. (The)............................ 1,672,007    136,703,292            2.0%
    Mid-America Apartment Communities, Inc........   820,050     61,183,930            0.9%
    National Retail Properties, Inc............... 1,412,478     54,239,155            0.8%
    Omega Healthcare Investors, Inc............... 1,401,241     50,570,788            0.7%
    Prologis, Inc................................. 5,497,857    221,013,851            3.3%
    Public Storage................................ 1,576,434    296,227,713            4.4%
#   Realty Income Corp............................ 2,472,297    116,123,790            1.7%
    Regency Centers Corp.......................... 1,005,379     63,117,694            0.9%
    RLJ Lodging Trust............................. 1,323,709     39,274,446            0.6%
#   Senior Housing Properties Trust............... 2,278,276     46,636,310            0.7%
    Simon Property Group, Inc..................... 3,332,595    604,832,667            8.9%
#   SL Green Realty Corp.......................... 1,064,151    130,209,516            1.9%
    Spirit Realty Capital, Inc.................... 3,425,695     38,676,097            0.6%
    Sunstone Hotel Investors, Inc................. 2,270,755     35,378,363            0.5%
#   Tanger Factory Outlet Centers, Inc............ 1,070,241     35,938,693            0.5%
    Taubman Centers, Inc..........................   693,902     49,967,883            0.7%
#   UDR, Inc...................................... 2,778,205     91,041,778            1.3%
    Ventas, Inc................................... 3,417,626    235,474,431            3.5%
    Vornado Realty Trust.......................... 1,860,446    192,537,557            2.8%
    Weingarten Realty Investors................... 1,252,267     41,024,267            0.6%
    WP Carey, Inc.................................   596,080     37,839,158            0.6%
    Other Securities..............................            1,254,548,886           18.3%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,799,049,157          100.0%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 13,788,584 $   13,788,584            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund..................... 18,933,491    219,060,495            3.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,805,256,039)................................              $7,031,898,236          103.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,799,049,157           --   --    $6,799,049,157
Temporary Cash Investments....     13,788,584           --   --        13,788,584
Securities Lending Collateral.             -- $219,060,495   --       219,060,495
                               -------------- ------------   --    --------------
TOTAL......................... $6,812,837,741 $219,060,495   --    $7,031,898,236
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.7%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 490,438 $ 13,123,069            0.4%
    BHP Billiton, Ltd........................... 732,266   18,699,416            0.6%
#   Commonwealth Bank of Australia.............. 342,418   23,968,221            0.7%
    National Australia Bank, Ltd................ 405,948   11,754,374            0.4%
    Westpac Banking Corp........................ 453,022   13,015,624            0.4%
    Other Securities............................          133,447,775            3.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          214,008,479            6.4%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,980,916            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 149,950   18,256,154            0.5%
    Other Securities............................           26,182,765            0.8%
                                                         ------------            ----
TOTAL BELGIUM...................................           44,438,919            1.3%
                                                         ------------            ----

CANADA -- (8.5%)
    Bank of Nova Scotia (The)................... 185,068   10,205,200            0.3%
    Canadian National Railway Co................ 154,560    9,979,465            0.3%
    Royal Bank of Canada........................ 250,720   16,647,476            0.5%
#   Toronto-Dominion Bank (The)................. 275,719   12,729,008            0.4%
*   Valeant Pharmaceuticals International, Inc..  58,582   12,703,530            0.4%
    Other Securities............................          247,627,918            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          309,892,597            9.3%
                                                         ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 341,045   19,146,496            0.6%
    Other Securities............................           34,791,210            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           53,937,706            1.6%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           29,095,817            0.9%
                                                         ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA.............................. 182,957   11,553,967            0.3%
    Cie de Saint-Gobain......................... 225,556   10,250,863            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  63,651   11,130,412            0.3%
    Sanofi...................................... 157,960   16,078,813            0.5%
    Total SA.................................... 356,850   19,323,410            0.6%
    Other Securities............................          222,104,972            6.7%
                                                         ------------            ----
TOTAL FRANCE....................................          290,442,437            8.7%
                                                         ------------            ----

GERMANY -- (6.8%)
#   BASF SE..................................... 199,808   19,850,529            0.6%
    Bayer AG.................................... 153,890   22,149,785            0.7%
    Daimler AG.................................. 238,746   22,954,633            0.7%
    Deutsche Telekom AG......................... 665,682   12,235,668            0.4%
    SAP SE...................................... 139,819   10,565,422            0.3%
    Siemens AG.................................. 139,769   15,204,337            0.5%
    Other Securities............................          145,111,361            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          248,071,735            7.4%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................... 2,360,600 $ 15,699,109            0.5%
    Other Securities.........................             86,464,365            2.5%
                                                        ------------           -----
TOTAL HONG KONG..............................            102,163,474            3.0%
                                                        ------------           -----

IRELAND -- (0.4%)
    Other Securities.........................             15,181,825            0.4%
                                                        ------------           -----

ISRAEL -- (0.5%)
    Other Securities.........................             18,612,088            0.6%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             64,388,057            1.9%
                                                        ------------           -----

JAPAN -- (18.7%)
    Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897   10,336,869            0.3%
#   Mizuho Financial Group, Inc.............. 5,314,405   10,130,742            0.3%
    Softbank Corp............................   207,700   12,983,390            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   257,540   11,245,378            0.4%
    Toyota Motor Corp........................   359,100   24,996,635            0.8%
    Toyota Motor Corp. Sponsored ADR.........    98,521   13,696,389            0.4%
    Other Securities.........................            601,866,794           17.9%
                                                        ------------           -----
TOTAL JAPAN..................................            685,256,197           20.5%
                                                        ------------           -----

NETHERLANDS -- (2.3%)
    Unilever NV..............................   261,345   11,400,025            0.3%
    Other Securities.........................             73,256,743            2.2%
                                                        ------------           -----
TOTAL NETHERLANDS............................             84,656,768            2.5%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              3,375,591            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities.........................             26,379,623            0.8%
                                                        ------------           -----

PORTUGAL -- (0.2%)
    Other Securities.........................              5,569,935            0.2%
                                                        ------------           -----

SINGAPORE -- (1.3%)
    Other Securities.........................             48,434,545            1.4%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,541,479   11,654,456            0.3%
    Telefonica SA............................   654,956    9,968,724            0.3%
    Other Securities.........................             78,547,072            2.4%
                                                        ------------           -----
TOTAL SPAIN..................................            100,170,252            3.0%
                                                        ------------           -----

SWEDEN -- (2.5%)
    Other Securities.........................             92,846,033            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.4%)
    Nestle SA................................   556,733   43,193,691            1.3%
    Novartis AG..............................   396,082   40,428,928            1.2%
    Roche Holding AG.........................   159,373   45,605,396            1.4%
    Zurich Insurance Group AG................    31,885    9,841,406            0.3%
    Other Securities.........................            133,037,227            3.9%
                                                        ------------           -----
TOTAL SWITZERLAND............................            272,106,648            8.1%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
UNITED KINGDOM -- (16.4%)
      AstraZeneca P.L.C.......................    156,348 $   10,729,630            0.3%
      BG Group P.L.C..........................    671,968     12,171,720            0.4%
      BP P.L.C. Sponsored ADR.................    546,435     23,584,135            0.7%
      British American Tobacco P.L.C..........    328,565     18,052,537            0.5%
      Diageo P.L.C. Sponsored ADR.............     97,977     10,877,407            0.3%
      GlaxoSmithKline P.L.C...................    576,589     13,317,284            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,604,233            0.4%
      HSBC Holdings P.L.C.....................  1,758,504     17,566,571            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     18,682,716            0.6%
      Lloyds Banking Group P.L.C..............  8,506,806     10,074,412            0.3%
      Reckitt Benckiser Group P.L.C...........    128,007     11,393,183            0.3%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...    236,955     15,304,923            0.5%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     13,625,208            0.4%
      Other Securities........................               412,340,105           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               599,324,064           17.9%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,316,333,706           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                11,673,414            0.4%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                11,673,414            0.4%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
      Other Securities........................                     1,296            0.0%
                                                          --------------          ------

ITALY -- (0.0%)
      Other Securities........................                        --            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   264,438            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   265,734            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund.......... 28,598,960    330,889,967            9.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,959,144,439).....................              $3,659,162,821          109.3%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  6,169,448 $  207,839,031   --    $  214,008,479
  Austria.....................       35,472      7,945,444   --         7,980,916
  Belgium.....................    4,126,990     40,311,929   --        44,438,919
  Canada......................  309,892,597             --   --       309,892,597
  Denmark.....................    5,314,195     48,623,511   --        53,937,706
  Finland.....................    1,386,282     27,709,535   --        29,095,817
  France......................   11,948,473    278,493,964   --       290,442,437
  Germany.....................   20,957,031    227,114,704   --       248,071,735
  Hong Kong...................      709,309    101,454,165   --       102,163,474
  Ireland.....................    3,336,032     11,845,793   --        15,181,825
  Israel......................   10,636,573      7,975,515   --        18,612,088
  Italy.......................    4,995,231     59,392,826   --        64,388,057
  Japan.......................   44,401,621    640,854,576   --       685,256,197
  Netherlands.................   13,349,790     71,306,978   --        84,656,768
  New Zealand.................           --      3,375,591   --         3,375,591
  Norway......................    1,374,415     25,005,208   --        26,379,623
  Portugal....................           --      5,569,935   --         5,569,935
  Singapore...................           --     48,434,545   --        48,434,545
  Spain.......................   19,031,082     81,139,170   --       100,170,252
  Sweden......................      197,925     92,648,108   --        92,846,033
  Switzerland.................   18,407,490    253,699,158   --       272,106,648
  United Kingdom..............  175,316,821    424,007,243   --       599,324,064
Preferred Stocks
  Germany.....................           --     11,673,414   --        11,673,414
Rights/Warrants
  Canada......................           --          1,296   --             1,296
  Italy.......................           --             --   --                --
  Spain.......................           --        264,438   --           264,438
Securities Lending Collateral.           --    330,889,967   --       330,889,967
                               ------------ --------------   --    --------------
TOTAL......................... $651,586,777 $3,007,576,044   --    $3,659,162,821
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (89.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd.. 1,444,710 $   38,657,341            0.3%
    BHP Billiton, Ltd........................... 2,103,984     53,728,116            0.4%
    Commonwealth Bank of Australia..............   516,260     36,136,633            0.3%
    Macquarie Group, Ltd........................   580,798     35,586,948            0.3%
    National Australia Bank, Ltd................ 1,535,170     44,451,412            0.3%
    Other Securities............................              660,158,546            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              868,718,996            6.1%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               59,390,107            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   314,211     38,254,647            0.3%
    Other Securities............................              174,757,122            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              213,011,769            1.5%
                                                           --------------            ----

CANADA -- (7.7%)
#   Toronto-Dominion Bank (The).................   683,444     31,552,284            0.2%
    Other Securities............................            1,189,500,016            8.4%
                                                           --------------            ----
TOTAL CANADA....................................            1,221,052,300            8.6%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                2,531,631            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              221,240,854            1.6%
                                                           --------------            ----

FINLAND -- (1.4%)
    Other Securities............................              222,207,966            1.6%
                                                           --------------            ----

FRANCE -- (6.9%)
    Cie de Saint-Gobain.........................   681,688     30,980,732            0.2%
    Cie Generale des Etablissements Michelin....   314,885     35,114,655            0.3%
#   GDF Suez.................................... 2,062,344     41,961,250            0.3%
    Orange SA................................... 2,015,284     33,194,373            0.2%
    Total SA.................................... 1,777,110     96,230,419            0.7%
    Total SA Sponsored ADR......................   579,735     31,363,663            0.2%
    Other Securities............................              820,291,638            5.8%
                                                           --------------            ----
TOTAL FRANCE....................................            1,089,136,730            7.7%
                                                           --------------            ----

GERMANY -- (5.7%)
#   BASF SE.....................................   338,816     33,660,698            0.2%
    Bayerische Motoren Werke AG.................   404,239     47,685,889            0.3%
    Daimler AG..................................   805,491     77,445,278            0.6%
    Deutsche Telekom AG......................... 2,515,406     46,234,799            0.3%
    Fresenius SE & Co. KGaA.....................   597,059     35,520,783            0.3%
    Other Securities............................              665,265,499            4.7%
                                                           --------------            ----
TOTAL GERMANY...................................              905,812,946            6.4%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.7%)
    Other Securities...................................            $  419,244,234            3.0%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,797,609            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    572,884     34,613,651            0.3%
    Other Securities...................................                58,234,079            0.3%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                92,847,730            0.6%
                                                                   --------------           -----

ITALY -- (2.3%)
    Eni SpA............................................  1,624,563     31,168,623            0.2%
    Other Securities...................................               332,843,998            2.4%
                                                                   --------------           -----
TOTAL ITALY............................................               364,012,621            2.6%
                                                                   --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd...............................  1,073,700     35,996,179            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,681,900     47,470,556            0.4%
    Mizuho Financial Group, Inc........................ 17,485,260     33,331,795            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    821,470     35,869,147            0.3%
    Toyota Motor Corp..................................  1,317,786     91,729,922            0.7%
#   Toyota Motor Corp. Sponsored ADR...................    386,541     53,736,930            0.4%
    Other Securities...................................             2,842,037,566           19.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,140,172,095           22.1%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               365,830,494            2.6%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                44,789,732            0.3%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               125,782,804            0.9%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                45,035,391            0.3%
                                                                   --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                    39,748            0.0%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               183,647,845            1.3%
                                                                   --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................  4,708,157     35,596,338            0.3%
    Iberdrola SA.......................................  5,958,202     39,879,955            0.3%
    Other Securities...................................               292,754,444            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               368,230,737            2.6%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               435,114,917            3.1%
                                                                   --------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd...........................................  1,440,614     31,567,357            0.2%
    Cie Financiere Richemont SA........................    371,288     33,093,980            0.3%
    Nestle SA..........................................  2,133,314    165,511,487            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG.............................    326,834 $    33,360,638            0.3%
    Novartis AG ADR.........................    797,913      81,227,543            0.6%
    Roche Holding AG........................    154,681      44,262,756            0.3%
    Swiss Re AG.............................    356,187      31,596,411            0.2%
    Syngenta AG.............................     92,858      31,073,027            0.2%
    Zurich Insurance Group AG...............    104,843      32,360,124            0.2%
    Other Securities........................                510,105,147            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                994,158,470            7.0%
                                                        ---------------           -----

UNITED KINGDOM -- (16.5%)
#   AstraZeneca P.L.C. Sponsored ADR........    493,171      33,772,350            0.2%
    Aviva P.L.C.............................  5,620,290      45,217,798            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,018,783      31,775,644            0.2%
    BG Group P.L.C..........................  2,591,251      46,936,731            0.3%
#   BHP Billiton P.L.C. ADR.................    640,567      30,939,386            0.2%
#   BP P.L.C. Sponsored ADR.................  2,103,801      90,800,049            0.6%
    HSBC Holdings P.L.C. Sponsored ADR......  1,793,653      89,018,998            0.6%
    Lloyds Banking Group P.L.C.............. 53,682,194      63,574,571            0.5%
#   Rio Tinto P.L.C. Sponsored ADR..........    934,161      41,841,071            0.3%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...  1,361,684      87,951,170            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    560,608      35,559,365            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  1,203,073      42,348,160            0.3%
    Other Securities........................              1,961,389,824           13.9%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,601,125,117           18.3%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,099,032            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             14,059,031,875           99.1%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
#   Volkswagen AG...........................    148,846      38,319,753            0.3%
    Other Securities........................                 10,741,015            0.1%
                                                        ---------------           -----
TOTAL GERMANY...............................                 49,060,768            0.4%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                 49,060,768            0.4%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                     63,930            0.0%
                                                        ---------------           -----

CANADA -- (0.0%)
    Other Securities........................                      6,124            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        216            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  1,359,146            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ITALY -- (0.0%)
        Other Securities................             $            --            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       3,616            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     808,007            0.0%
                                                     ---------------          ------

TOTAL RIGHTS/WARRANTS                                      2,241,039            0.0%
                                                     ---------------          ------

                                                         Value+
                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@    DFA Short Term Investment Fund.. 145,300,257   1,681,123,971           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,128,132,694).................             $15,791,457,653          111.3%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   43,305,635 $   825,413,361   --    $   868,718,996
  Austria.....................         62,076      59,328,031   --         59,390,107
  Belgium.....................     19,096,678     193,915,091   --        213,011,769
  Canada......................  1,219,363,185       1,689,115   --      1,221,052,300
  China.......................             --       2,531,631   --          2,531,631
  Denmark.....................     11,274,876     209,965,978   --        221,240,854
  Finland.....................      3,086,649     219,121,317   --        222,207,966
  France......................     86,856,638   1,002,280,092   --      1,089,136,730
  Germany.....................     74,952,788     830,860,158   --        905,812,946
  Greece......................             --              --   --                 --
  Hong Kong...................      2,053,043     417,191,191   --        419,244,234
  Ireland.....................     15,692,093      59,105,516   --         74,797,609
  Israel......................     38,423,115      54,424,615   --         92,847,730
  Italy.......................     14,708,148     349,304,473   --        364,012,621
  Japan.......................    126,795,112   3,013,376,983   --      3,140,172,095
  Netherlands.................     54,770,740     311,059,754   --        365,830,494
  New Zealand.................        119,447      44,670,285   --         44,789,732
  Norway......................     18,560,856     107,221,948   --        125,782,804
  Portugal....................        287,216      44,748,175   --         45,035,391
  Russia......................             --          39,748   --             39,748
  Singapore...................        116,413     183,531,432   --        183,647,845
  Spain.......................     36,027,426     332,203,311   --        368,230,737
  Sweden......................      6,726,578     428,388,339   --        435,114,917
  Switzerland.................    121,716,972     872,441,498   --        994,158,470
  United Kingdom..............    681,311,168   1,919,813,949   --      2,601,125,117
  United States...............      1,099,032              --   --          1,099,032
Preferred Stocks
  Germany.....................             --      49,060,768   --         49,060,768
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --          63,930   --             63,930
  Canada......................             --           6,124   --              6,124
  France......................             --             216   --                216
  Hong Kong...................             --       1,359,146   --          1,359,146
  Italy.......................             --              --   --                 --
  Singapore...................             --           3,616   --              3,616
  Spain.......................             --         808,007   --            808,007
Securities Lending Collateral.             --   1,681,123,971   --      1,681,123,971
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,576,405,884 $13,215,051,769   --    $15,791,457,653
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,207,247,615
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,130,587,227
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,038,785,793
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,144,646,503
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    773,442,749
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,039,542,293)...............................  9,294,709,887
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,039,542,293)............................... $9,294,709,887
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,294,709,887   --      --    $9,294,709,887
                                  --------------   --      --    --------------
 TOTAL........................... $9,294,709,887   --      --    $9,294,709,887
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,754,357
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $458,162,551).......................................... $495,754,357
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $267,083,342
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $267,789,038).......................................... $267,083,342
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $36,728,406
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $24,933,274)........................................... $36,728,406
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $247,535,115
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $207,811,069).......................................... $247,535,115
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (18.0%)
#   Dexus Property Group...............  8,291,279 $ 48,176,929            1.4%
    Federation Centres................. 12,370,477   28,740,513            0.8%
    Goodman Group...................... 14,899,843   73,111,970            2.1%
    GPT Group (The).................... 14,944,562   52,668,960            1.5%
    Novion Property Group.............. 18,816,952   36,598,234            1.1%
    Scentre Group...................... 44,200,553  130,200,270            3.8%
    Stockland.......................... 20,195,571   70,583,677            2.0%
#   Westfield Corp..................... 17,021,992  126,554,653            3.7%
    Other Securities...................              82,764,611            2.4%
                                                   ------------           -----
TOTAL AUSTRALIA........................             649,399,817           18.8%
                                                   ------------           -----

BELGIUM -- (1.4%)
#   Cofinimmo SA.......................    158,956   17,543,761            0.5%
    Other Securities...................              33,951,679            1.0%
                                                   ------------           -----
TOTAL BELGIUM..........................              51,495,440            1.5%
                                                   ------------           -----

CANADA -- (5.1%)
#   H&R REIT...........................  1,207,829   23,175,505            0.7%
#   RioCan REIT........................  1,351,911   33,458,817            1.0%
    Other Securities...................             128,571,266            3.7%
                                                   ------------           -----
TOTAL CANADA...........................             185,205,588            5.4%
                                                   ------------           -----

CHINA -- (0.2%)
    Other Securities...................               6,849,972            0.2%
                                                   ------------           -----

FRANCE -- (5.2%)
#   Fonciere Des Regions...............    279,702   26,478,954            0.8%
#   Gecina SA..........................    257,266   35,282,160            1.0%
    ICADE..............................    349,172   30,369,492            0.9%
    Klepierre..........................  1,616,962   78,431,743            2.3%
    Other Securities...................              17,023,850            0.4%
                                                   ------------           -----
TOTAL FRANCE...........................             187,586,199            5.4%
                                                   ------------           -----

GERMANY -- (0.5%)
    Other Securities...................              17,047,060            0.5%
                                                   ------------           -----

GREECE -- (0.0%)
    Other Securities...................                 768,235            0.0%
                                                   ------------           -----

HONG KONG -- (4.6%)
    Link REIT (The).................... 21,239,305  131,746,894            3.8%
    Other Securities...................              34,926,480            1.0%
                                                   ------------           -----
TOTAL HONG KONG........................             166,673,374            4.8%
                                                   ------------           -----

ISRAEL -- (0.3%)
    Other Securities...................               9,944,140            0.3%
                                                   ------------           -----

ITALY -- (0.4%)
    Other Securities...................              13,313,933            0.4%
                                                   ------------           -----

JAPAN -- (18.0%)
#   Advance Residence Investment Corp..     11,879   28,025,855            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp..      4,480 $ 21,906,925            0.6%
#   Japan Hotel REIT Investment Corp......     29,863   22,006,037            0.6%
#   Japan Logistics Fund, Inc.............      8,174   17,333,837            0.5%
    Japan Prime Realty Investment Corp....      7,140   25,617,633            0.7%
    Japan Real Estate Investment Corp.....     11,385   53,760,397            1.6%
    Japan Retail Fund Investment Corp.....     22,102   47,052,108            1.4%
    Kenedix Office Investment Corp........      4,143   22,417,214            0.7%
    Mori Hills REIT Investment Corp.......     13,749   18,868,777            0.5%
#   Mori Trust Sogo Reit, Inc.............     10,837   21,348,923            0.6%
#   Nippon Accommodations Fund, Inc.......      4,367   16,943,637            0.5%
#   Nippon Building Fund, Inc.............     12,851   63,944,962            1.9%
    Nomura Real Estate Office Fund, Inc...      3,907   17,958,868            0.5%
#   Orix JREIT, Inc.......................     19,608   28,983,713            0.8%
#   United Urban Investment Corp..........     22,860   36,285,050            1.1%
    Other Securities......................             203,534,181            5.9%
                                                      ------------           -----
TOTAL JAPAN...............................             645,988,117           18.7%
                                                      ------------           -----

MALAYSIA -- (0.7%)
    Other Securities......................              24,869,296            0.7%
                                                      ------------           -----

MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V.. 17,222,405   42,949,369            1.2%
    Other Securities......................              20,595,133            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              63,544,502            1.8%
                                                      ------------           -----

NETHERLANDS -- (8.0%)
    Unibail-Rodamco SE....................    853,314  235,608,927            6.8%
#   Wereldhave NV.........................    337,235   21,646,954            0.6%
    Other Securities......................              29,213,325            0.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             286,469,206            8.3%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              25,382,313            0.7%
                                                      ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT......................... 18,391,800   34,274,493            1.0%
    CapitaCommercial Trust................ 19,649,000   25,122,981            0.7%
    CapitaMall Trust...................... 21,840,400   36,061,534            1.0%
    Suntec REIT........................... 21,489,900   28,688,432            0.8%
    Other Securities......................             139,381,741            4.1%
                                                      ------------           -----
TOTAL SINGAPORE...........................             263,529,181            7.6%
                                                      ------------           -----

SOUTH AFRICA -- (4.5%)
    Growthpoint Properties, Ltd........... 23,342,934   54,752,668            1.6%
    Redefine Properties, Ltd.............. 28,841,346   29,216,763            0.9%
    Resilient Property Income Fund, Ltd...  2,107,018   17,630,181            0.5%
    Other Securities......................              59,056,824            1.6%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             160,656,436            4.6%
                                                      ------------           -----

TAIWAN -- (0.4%)
    Other Securities......................              13,164,883            0.4%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.8%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,659,886 $   21,554,095            0.6%
      Other Securities...............................                 9,247,213            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                30,801,308            0.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.6%)
      British Land Co. P.L.C. (The)..................  8,886,428    113,180,357            3.3%
      Derwent London P.L.C...........................    881,301     46,387,706            1.3%
      Great Portland Estates P.L.C...................  3,074,249     37,527,587            1.1%
      Hammerson P.L.C................................  7,226,072     74,035,066            2.1%
      Intu Properties P.L.C..........................  8,363,603     43,875,671            1.3%
      Land Securities Group P.L.C....................  7,208,101    137,937,979            4.0%
      Segro P.L.C....................................  6,598,885     43,351,032            1.3%
      Shaftesbury P.L.C..............................  2,495,691     32,094,763            0.9%
      Other Securities...............................                68,411,507            2.0%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               596,801,668           17.3%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,399,490,668           98.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

BELGIUM -- (0.0%)
      Other Securities...............................                    93,709            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                    93,709            0.0%
                                                                 --------------          ------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 17,065,670    197,449,797            5.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,149,367,233)............................              $3,597,034,174          104.0%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  649,399,817   --    $  649,399,817
  Belgium.....................           --     51,495,440   --        51,495,440
  Canada...................... $185,205,588             --   --       185,205,588
  China.......................           --      6,849,972   --         6,849,972
  France......................           --    187,586,199   --       187,586,199
  Germany.....................           --     17,047,060   --        17,047,060
  Greece......................           --        768,235   --           768,235
  Hong Kong...................           --    166,673,374   --       166,673,374
  Israel......................           --      9,944,140   --         9,944,140
  Italy.......................           --     13,313,933   --        13,313,933
  Japan.......................           --    645,988,117   --       645,988,117
  Malaysia....................           --     24,869,296   --        24,869,296
  Mexico......................   63,544,502             --   --        63,544,502
  Netherlands.................           --    286,469,206   --       286,469,206
  New Zealand.................           --     25,382,313   --        25,382,313
  Singapore...................           --    263,529,181   --       263,529,181
  South Africa................    4,769,469    155,886,967   --       160,656,436
  Taiwan......................           --     13,164,883   --        13,164,883
  Turkey......................           --     30,801,308   --        30,801,308
  United Kingdom..............           --    596,801,668   --       596,801,668
Rights/Warrants
  Australia...................           --             --   --                --
  Belgium.....................           --         93,709   --            93,709
Securities Lending Collateral.           --    197,449,797   --       197,449,797
                               ------------ --------------   --    --------------
TOTAL......................... $253,519,559 $3,343,514,615   --    $3,597,034,174
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                   Shares     Value+    of Net Assets**
                                                   ------     ------    ---------------
COMMON STOCKS -- (3.6%)
UNITED STATES -- (3.6%)
    Acadia Realty Trust...........................  32,426 $  1,001,963            0.0%
    American Assets Trust, Inc....................  21,544      857,451            0.0%
#   American Campus Communities, Inc..............  21,362      857,471            0.0%
#   Apartment Investment & Management Co. Class A.  32,200    1,214,906            0.0%
#   AvalonBay Communities, Inc....................   9,600    1,577,664            0.1%
    BioMed Realty Trust, Inc......................  61,833    1,283,035            0.0%
#   Boston Properties, Inc........................  18,800    2,487,428            0.1%
#   Camden Property Trust.........................  10,900      818,372            0.0%
    CBL & Associates Properties, Inc..............  47,766      860,266            0.0%
#   Chesapeake Lodging Trust......................  44,306    1,406,716            0.1%
#   CoreSite Realty Corp..........................  16,413      789,137            0.0%
    CubeSmart.....................................  38,500      888,195            0.0%
    CyrusOne, Inc.................................  44,209    1,435,908            0.1%
#   Digital Realty Trust, Inc.....................  21,820    1,383,606            0.1%
#   Duke Realty Corp..............................  77,700    1,539,237            0.1%
    Equity Residential............................  44,900    3,316,314            0.1%
#   Essex Property Trust, Inc.....................   6,200    1,376,090            0.1%
#   Extra Space Storage, Inc......................  14,929      984,269            0.0%
#   Federal Realty Investment Trust...............  11,896    1,590,138            0.1%
    HCP, Inc......................................  40,340    1,625,299            0.1%
    Health Care REIT, Inc.........................  96,764    6,968,943            0.2%
    Healthcare Trust of America, Inc. Class A..... 110,261    2,854,657            0.1%
#   Host Hotels & Resorts, Inc.................... 101,300    2,040,182            0.1%
    Hudson Pacific Properties, Inc................  64,392    1,942,063            0.1%
#   Iron Mountain, Inc............................ 173,791    5,994,052            0.2%
#   Kilroy Realty Corp............................  12,068      856,707            0.0%
    Kite Realty Group Trust.......................  75,736    1,984,283            0.1%
#   LaSalle Hotel Properties......................  26,300      964,947            0.0%
    Liberty Property Trust........................  23,805      829,366            0.0%
#   Macerich Co. (The)............................  46,771    3,823,997            0.1%
#   Medical Properties Trust, Inc................. 100,042    1,398,587            0.1%
#   National Health Investors, Inc................  25,736    1,717,106            0.1%
    National Retail Properties, Inc...............  27,168    1,043,251            0.0%
#   Omega Healthcare Investors, Inc...............  26,141      943,429            0.0%
    Pebblebrook Hotel Trust.......................  70,324    3,019,713            0.1%
#   Prologis, Inc.................................  73,498    2,954,620            0.1%
    Public Storage................................  34,876    6,553,549            0.2%
#   Realty Income Corp............................  21,200      995,764            0.0%
    Regency Centers Corp..........................  21,300    1,337,214            0.1%
#   Retail Properties of America, Inc. Class A.... 182,115    2,751,758            0.1%
    Select Income REIT............................  55,564    1,288,529            0.0%
    Simon Property Group, Inc.....................  83,062   15,074,922            0.4%
#   SL Green Realty Corp..........................  13,800    1,688,568            0.1%
#   Spirit Realty Capital, Inc.................... 374,800    4,231,492            0.1%
    Summit Hotel Properties, Inc..................  95,900    1,263,003            0.0%
#   UDR, Inc......................................  35,200    1,153,504            0.0%
    Ventas, Inc...................................  96,619    6,657,049            0.2%
    Vornado Realty Trust..........................  23,565    2,438,742            0.1%
    Other Securities..............................           23,856,383            0.0%
                                                           ------------            ----
TOTAL COMMON STOCKS...............................          135,919,845            3.6%
                                                           ------------            ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares        Value+     of Net Assets**
                                                                   ------        ------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (95.9%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 255,847,762 $1,407,162,693           37.5%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  68,142,014  2,202,349,901           58.8%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,609,512,594           96.3%
                                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%........   1,519,967      1,519,967            0.0%
                                                                             --------------          ------

SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund............................   1,416,034     16,383,518            0.5%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,124,494,331).......................................               $3,763,335,924          100.4%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $  135,919,845          --   --    $  135,919,845
Affiliated Investment Companies.  3,609,512,594          --   --     3,609,512,594
Temporary Cash Investments......      1,519,967          --   --         1,519,967
Securities Lending Collateral...             -- $16,383,518   --        16,383,518
                                 -------------- -----------   --    --------------
TOTAL........................... $3,746,952,406 $16,383,518   --    $3,763,335,924
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (90.7%)
  AUSTRALIA -- (4.6%)
  #   Primary Health Care, Ltd..... 11,328,408 $   44,339,219            0.4%
      Other Securities.............               607,308,377            4.7%
                                               --------------            ----
  TOTAL AUSTRALIA..................               651,647,596            5.1%
                                               --------------            ----

  AUSTRIA -- (0.6%)
      Wienerberger AG..............  2,831,727     46,019,783            0.4%
      Other Securities.............                42,593,192            0.3%
                                               --------------            ----
  TOTAL AUSTRIA....................                88,612,975            0.7%
                                               --------------            ----

  BELGIUM -- (0.9%)
      Other Securities.............               126,290,338            1.0%
                                               --------------            ----

  CANADA -- (7.2%)
  *   Celestica, Inc...............  4,154,745     50,724,736            0.4%
  #   HudBay Minerals, Inc.........  4,478,341     44,282,311            0.4%
      West Fraser Timber Co., Ltd..    881,979     45,381,895            0.4%
      Other Securities.............               872,605,619            6.6%
                                               --------------            ----
  TOTAL CANADA.....................             1,012,994,561            7.8%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 1,930,643            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
      Vestas Wind Systems A.S......  1,668,046     75,658,306            0.6%
      Other Securities.............               147,699,553            1.1%
                                               --------------            ----
  TOTAL DENMARK....................               223,357,859            1.7%
                                               --------------            ----

  FINLAND -- (2.3%)
      Huhtamaki Oyj................  1,680,526     53,722,608            0.4%
  #   Kesko Oyj Class B............  1,100,575     44,968,164            0.4%
      Other Securities.............               220,427,633            1.7%
                                               --------------            ----
  TOTAL FINLAND....................               319,118,405            2.5%
                                               --------------            ----

  FRANCE -- (3.8%)
      Bollore SA...................  8,044,453     45,974,405            0.4%
  *   Peugeot SA...................  3,646,402     68,937,450            0.5%
      Other Securities.............               420,045,311            3.3%
                                               --------------            ----
  TOTAL FRANCE.....................               534,957,166            4.2%
                                               --------------            ----

  GERMANY -- (4.4%)
      Aareal Bank AG...............  1,349,571     58,047,336            0.5%
      Aurubis AG...................  1,085,020     68,561,374            0.5%
      DMG Mori Seiki AG............  1,351,692     47,426,815            0.4%
      Rheinmetall AG...............    925,387     47,377,788            0.4%
      Other Securities.............               401,791,680            3.0%
                                               --------------            ----
  TOTAL GERMANY....................               623,204,993            4.8%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                     1,929            0.0%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
HONG KONG -- (2.8%)
    Other Securities......................             $  392,517,156            3.0%
                                                       --------------           -----

IRELAND -- (0.5%)
    Smurfit Kappa Group P.L.C.............   1,801,332     55,150,426            0.4%
    Other Securities......................                 13,112,253            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 68,262,679            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 82,008,051            0.6%
                                                       --------------           -----

ITALY -- (3.9%)
*   Banca Popolare dell'Emilia Romagna SC.  13,314,422    109,522,154            0.9%
*   Banca Popolare di Milano Scarl........ 129,040,375    132,966,685            1.0%
*   Banco Popolare SC.....................   3,544,813     56,041,587            0.4%
    Other Securities......................                249,132,936            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                547,663,362            4.2%
                                                       --------------           -----

JAPAN -- (22.5%)
    Aoyama Trading Co., Ltd...............   1,249,599     43,221,318            0.3%
    Fujikura, Ltd.........................   9,415,000     44,842,268            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,454,900     42,632,561            0.3%
    Other Securities......................              3,041,410,133           23.6%
                                                       --------------           -----
TOTAL JAPAN...............................              3,172,106,280           24.6%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,999,164     76,215,567            0.6%
    Other Securities......................                259,860,005            2.0%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                336,075,572            2.6%
                                                       --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................                 56,854,372            0.5%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                104,150,347            0.8%
                                                       --------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................                 63,569,380            0.5%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    124,455            0.0%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                183,069,661            1.4%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   7,839,468     59,288,138            0.5%
*   Gamesa Corp. Tecnologica SA...........   6,756,511     90,350,706            0.7%
    Other Securities......................                210,973,174            1.6%
                                                       --------------           -----
TOTAL SPAIN...............................                360,612,018            2.8%
                                                       --------------           -----

SWEDEN -- (3.3%)
#   BillerudKorsnas AB....................   3,185,287     55,137,621            0.4%
    Holmen AB Class B.....................   1,333,393     44,119,228            0.3%
    Trelleborg AB Class B.................   4,371,397     85,667,124            0.7%
    Other Securities......................                279,092,258            2.2%
                                                       --------------           -----
TOTAL SWEDEN..............................                464,016,231            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Helvetia Holding AG.........    156,021 $    88,642,289            0.7%
      Other Securities............                444,250,599            3.4%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                532,892,888            4.1%
                                              ---------------           -----

  UNITED KINGDOM -- (20.2%)
      Amlin P.L.C................. 11,862,756      83,134,253            0.6%
      Ashtead Group P.L.C.........  4,575,689      78,461,935            0.6%
      Barratt Developments P.L.C.. 16,877,039     133,891,307            1.0%
      Beazley P.L.C............... 12,913,608      55,535,991            0.4%
      Bellway P.L.C...............  3,443,418     104,687,469            0.8%
      Bodycote P.L.C..............  4,916,309      51,776,733            0.4%
      Bovis Homes Group P.L.C.....  3,910,361      55,677,257            0.4%
  #   Catlin Group, Ltd...........  9,089,700      97,933,897            0.8%
      CSR P.L.C...................  4,886,688      65,874,499            0.5%
      Dixons Carphone P.L.C.......  9,644,138      62,588,810            0.5%
      DS Smith P.L.C.............. 14,773,249      78,991,844            0.6%
  #   Greene King P.L.C...........  5,358,527      68,127,656            0.5%
      Hiscox, Ltd.................  7,390,171      93,111,599            0.7%
      Home Retail Group P.L.C..... 17,729,048      45,303,688            0.4%
      Inchcape P.L.C..............  8,708,384     110,771,159            0.9%
      Man Group P.L.C............. 19,156,949      56,484,455            0.4%
      Persimmon P.L.C.............  6,505,520     168,911,496            1.3%
      SIG P.L.C................... 15,069,969      44,784,988            0.4%
      Taylor Wimpey P.L.C......... 65,142,770     165,409,275            1.3%
  *   Thomas Cook Group P.L.C..... 20,119,512      44,129,936            0.3%
      Travis Perkins P.L.C........  3,634,991     115,538,808            0.9%
      TUI AG......................  3,333,122      62,132,406            0.5%
      Other Securities............              1,004,643,813            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,847,903,274           22.0%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                  2,962,386            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,796,904,577           99.0%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  2,673,804            0.0%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  2,673,804            0.0%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  BELGIUM -- (0.0%)
      Other Securities............                    423,484            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                        630            0.0%
                                              ---------------           -----

  ITALY -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    424,114            0.0%
                                              ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@   DFA Short Term Investment Fund.. 113,506,420 $ 1,313,269,277           10.2%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,033,195,527).............               $14,113,271,772          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia...................             -- $   651,647,596   --    $   651,647,596
  Austria.....................             --      88,612,975   --         88,612,975
  Belgium.....................             --     126,290,338   --        126,290,338
  Canada...................... $1,012,475,438         519,123   --      1,012,994,561
  China.......................             --       1,930,643   --          1,930,643
  Denmark.....................             --     223,357,859   --        223,357,859
  Finland.....................             --     319,118,405   --        319,118,405
  France......................        875,875     534,081,291   --        534,957,166
  Germany.....................             --     623,204,993   --        623,204,993
  Greece......................             --           1,929   --              1,929
  Hong Kong...................      8,891,749     383,625,407   --        392,517,156
  Ireland.....................             --      68,262,679   --         68,262,679
  Israel......................             --      82,008,051   --         82,008,051
  Italy.......................             --     547,663,362   --        547,663,362
  Japan.......................      8,146,556   3,163,959,724   --      3,172,106,280
  Netherlands.................             --     336,075,572   --        336,075,572
  New Zealand.................             --      56,854,372   --         56,854,372
  Norway......................      4,098,981     100,051,366   --        104,150,347
  Portugal....................             --      63,569,380   --         63,569,380
  Russia......................             --         124,455   --            124,455
  Singapore...................      1,883,684     181,185,977   --        183,069,661
  Spain.......................             --     360,612,018   --        360,612,018
  Sweden......................             --     464,016,231   --        464,016,231
  Switzerland.................             --     532,892,888   --        532,892,888
  United Kingdom..............             --   2,847,903,274   --      2,847,903,274
  United States...............      2,962,386              --   --          2,962,386
Preferred Stocks
  Germany.....................             --       2,673,804   --          2,673,804
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --         423,484   --            423,484
  Hong Kong...................             --             630   --                630
  Italy.......................             --              --   --                 --
Securities Lending Collateral.             --   1,313,269,277   --      1,313,269,277
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,039,334,669 $13,073,937,103   --    $14,113,271,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (88.8%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,269,649            0.2%
    BHP Billiton, Ltd........................... 312,205    7,972,583            0.5%
    Macquarie Group, Ltd........................  85,618    5,246,034            0.3%
    National Australia Bank, Ltd................ 146,901    4,253,572            0.3%
    Woodside Petroleum, Ltd..................... 183,856    5,070,234            0.3%
    Other Securities............................           84,832,964            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          110,645,036            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            8,194,198            0.5%
                                                         ------------            ----

BELGIUM -- (1.6%)
#   Ageas.......................................  79,876    3,001,110            0.2%
    Delhaize Group SA...........................  43,954    3,538,311            0.2%
    Solvay SA...................................  21,413    3,152,957            0.2%
    Other Securities............................           20,008,661            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,701,039            1.8%
                                                         ------------            ----

CANADA -- (7.9%)
    Encana Corp................................. 240,113    3,412,006            0.2%
    Other Securities............................          142,688,988            8.6%
                                                         ------------            ----
TOTAL CANADA....................................          146,100,994            8.8%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              428,120            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           25,560,359            1.5%
                                                         ------------            ----

FINLAND -- (1.8%)
    UPM-Kymmene Oyj............................. 193,274    3,497,207            0.2%
    Other Securities............................           30,608,325            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           34,105,532            2.0%
                                                         ------------            ----

FRANCE -- (5.8%)
    BNP Paribas SA..............................  69,668    4,399,622            0.3%
    Cie de Saint-Gobain......................... 102,244    4,646,692            0.3%
#   GDF Suez.................................... 156,718    3,188,645            0.2%
    Renault SA..................................  31,881    3,354,444            0.2%
    Total SA....................................  97,994    5,306,370            0.3%
    Other Securities............................           87,073,376            5.2%
                                                         ------------            ----
TOTAL FRANCE....................................          107,969,149            6.5%
                                                         ------------            ----

GERMANY -- (5.1%)
#   Allianz SE..................................  26,086    4,440,219            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,749,269            0.2%
    Daimler AG..................................  60,561    5,822,739            0.4%
    Other Securities............................           80,252,093            4.8%
                                                         ------------            ----
TOTAL GERMANY...................................           94,264,320            5.7%
                                                         ------------            ----

HONG KONG -- (2.6%)
    Other Securities............................           48,339,618            2.9%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
IRELAND -- (0.5%)
    Other Securities...................................           $  9,186,364            0.6%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,368,657            0.2%
    Other Securities...................................              8,960,587            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             12,329,244            0.7%
                                                                  ------------           -----

ITALY -- (2.5%)
    Other Securities...................................             45,487,878            2.7%
                                                                  ------------           -----

JAPAN -- (19.8%)
    Aeon Co., Ltd......................................   250,419    3,115,431            0.2%
    Mitsubishi UFJ Financial Group, Inc................   886,300    6,296,585            0.4%
    Mizuho Financial Group, Inc........................ 1,650,160    3,145,666            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    90,141    3,935,970            0.3%
    Other Securities...................................            350,764,632           20.9%
                                                                  ------------           -----
TOTAL JAPAN............................................            367,258,284           22.0%
                                                                  ------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................             44,672,780            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              7,576,117            0.5%
                                                                  ------------           -----

NORWAY -- (0.8%)
    Other Securities...................................             15,248,484            0.9%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              5,340,139            0.3%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 20,624            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             23,342,668            1.4%
                                                                  ------------           -----

SPAIN -- (2.2%)
#   Banco de Sabadell SA............................... 1,362,835    3,644,837            0.2%
    Banco Santander SA.................................   538,042    4,067,903            0.3%
    Iberdrola SA.......................................   555,631    3,718,998            0.2%
    Other Securities...................................             29,945,109            1.8%
                                                                  ------------           -----
TOTAL SPAIN............................................             41,376,847            2.5%
                                                                  ------------           -----

SWEDEN -- (2.8%)
#   Boliden AB.........................................   158,759    3,449,146            0.2%
    Svenska Cellulosa AB SCA Class B...................   132,355    3,347,915            0.2%
    Other Securities...................................             45,232,778            2.7%
                                                                  ------------           -----
TOTAL SWEDEN...........................................             52,029,839            3.1%
                                                                  ------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd...........................................   188,782    4,136,673            0.3%
    Aryzta AG..........................................    44,137    2,978,236            0.2%
    Clariant AG........................................   156,830    3,443,149            0.2%
    Julius Baer Group, Ltd.............................    56,140    2,938,409            0.2%
    Nestle SA..........................................    92,984    7,214,090            0.4%
    Novartis AG........................................    53,863    5,497,910            0.3%
    Swiss Re AG........................................    49,846    4,421,707            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG...............    15,572 $    4,806,347            0.3%
    Other Securities........................               76,141,500            4.5%
                                                       --------------           -----
TOTAL SWITZERLAND...........................              111,578,021            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C....................   214,596      3,635,795            0.2%
    Aviva P.L.C.............................   597,344      4,805,903            0.3%
    Barclays P.L.C. Sponsored ADR...........   206,197      3,245,541            0.2%
    Barratt Developments P.L.C..............   440,009      3,490,741            0.2%
#   BP P.L.C. Sponsored ADR.................   168,781      7,284,588            0.4%
    HSBC Holdings P.L.C. Sponsored ADR......   205,600     10,203,928            0.6%
    J Sainsbury P.L.C.......................   762,184      3,169,219            0.2%
    Lloyds Banking Group P.L.C.............. 3,611,001      4,276,424            0.3%
    Man Group P.L.C......................... 1,063,704      3,136,342            0.2%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...    90,226      5,827,697            0.4%
    Royal Dutch Shell P.L.C. ADR(780259206).    98,946      6,276,145            0.4%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,528,560            0.2%
    WM Morrison Supermarkets P.L.C.......... 1,598,795      4,558,610            0.3%
    Other Securities........................              240,748,261           14.4%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              304,187,754           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  175,712            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,645,119,120           98.7%
                                                       --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
#   Volkswagen AG...........................    19,927      5,130,119            0.3%
    Other Securities........................                1,895,393            0.1%
                                                       --------------           -----
TOTAL GERMANY...............................                7,025,512            0.4%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                7,025,512            0.4%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                   11,282            0.0%
                                                       --------------           -----

CANADA -- (0.0%)
    Other Securities........................                      326            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                       33            0.0%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  134,516            0.0%
                                                       --------------           -----

ITALY -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

SINGAPORE -- (0.0%)
    Other Securities........................                       99            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SPAIN -- (0.0%)
        Other Securities................            $       95,186            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   241,442            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@    DFA Short Term Investment Fund.. 17,307,313    200,245,612           12.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,621,131,557)...............              $1,852,631,686          111.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,324,843 $  109,320,193   --    $  110,645,036
  Austria.....................           --      8,194,198   --         8,194,198
  Belgium.....................    1,058,149     28,642,890   --        29,701,039
  Canada......................  145,891,437        209,557   --       146,100,994
  China.......................           --        428,120   --           428,120
  Denmark.....................           --     25,560,359   --        25,560,359
  Finland.....................           --     34,105,532   --        34,105,532
  France......................    1,614,811    106,354,338   --       107,969,149
  Germany.....................    4,273,291     89,991,029   --        94,264,320
  Hong Kong...................      403,385     47,936,233   --        48,339,618
  Ireland.....................    2,532,163      6,654,201   --         9,186,364
  Israel......................    4,046,890      8,282,354   --        12,329,244
  Italy.......................      885,510     44,602,368   --        45,487,878
  Japan.......................    5,510,303    361,747,981   --       367,258,284
  Netherlands.................    4,851,289     39,821,491   --        44,672,780
  New Zealand.................        5,262      7,570,855   --         7,576,117
  Norway......................    1,269,030     13,979,454   --        15,248,484
  Portugal....................           --      5,340,139   --         5,340,139
  Russia......................           --         20,624   --            20,624
  Singapore...................       20,671     23,321,997   --        23,342,668
  Spain.......................    1,127,379     40,249,468   --        41,376,847
  Sweden......................           --     52,029,839   --        52,029,839
  Switzerland.................    5,796,329    105,781,692   --       111,578,021
  United Kingdom..............   46,124,677    258,063,077   --       304,187,754
  United States...............      175,712             --   --           175,712
Preferred Stocks
  Germany.....................           --      7,025,512   --         7,025,512
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  Belgium.....................           --         11,282   --            11,282
  Canada......................           --            326   --               326
  France......................           --             33   --                33
  Hong Kong...................           --        134,516   --           134,516
  Italy.......................           --             --   --                --
  Singapore...................           --             99   --                99
  Spain.......................           --         95,186   --            95,186
Securities Lending Collateral.           --    200,245,612   --       200,245,612
                               ------------ --------------   --    --------------
TOTAL......................... $226,911,131 $1,625,720,555   --    $1,852,631,686
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Shares        Value+
                                                              --------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................             $  88,056,562
Investment in Dimensional Emerging Markets Value Fund........                27,647,174
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  500,681       10,238,921
                                                                          -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $112,754,316).....................................               125,942,657
                                                                          -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $112,754,316).....................................             $ 125,942,657
                                                                          =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $125,942,657   --      --    $125,942,657
                                    ------------   --      --    ------------
   TOTAL........................... $125,942,657   --      --    $125,942,657
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Shares         Value+
                                                              ----------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  6,873,893    $ 140,571,108
Investment in Dimensional Emerging Markets Value Fund........                  51,917,113
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................  1,729,352       20,354,478
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................                  13,560,995
                                                                            -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,884,839).....................................                 226,403,694
                                                                            -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $206,884,839).....................................               $ 226,403,694
                                                                            =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $226,403,694   --      --    $226,403,694
                                    ------------   --      --    ------------
   TOTAL........................... $226,403,694   --      --    $226,403,694
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                          Percentage
                                                           Shares         Value++       of Net Assets**
                                                           ------         -------       ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........     68,414    $   1,830,612               0.2%
    BHP Billiton, Ltd...................................    175,073        4,470,729               0.6%
    Macquarie Group, Ltd................................     23,258        1,425,076               0.2%
    Woodside Petroleum, Ltd.............................     52,797        1,455,993               0.2%
    Other Securities....................................                  30,150,647               3.5%
                                                                       -------------           --------
TOTAL AUSTRALIA.........................................                  39,333,057               4.7%
                                                                       -------------           --------

AUSTRIA -- (0.3%)
    Other Securities....................................                   2,660,904               0.3%
                                                                       -------------           --------

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................     13,963        1,699,971               0.2%
    Other Securities....................................                   8,035,970               1.0%
                                                                       -------------           --------
TOTAL BELGIUM...........................................                   9,735,941               1.2%
                                                                       -------------           --------

BRAZIL -- (1.0%)
    Other Securities....................................                   9,490,088               1.1%
                                                                       -------------           --------

CANADA -- (6.0%)
    Canadian Natural Resources, Ltd.....................     45,054        1,498,046               0.2%
    Royal Bank of Canada................................     22,236        1,478,249               0.2%
    Suncor Energy, Inc..................................     57,930        1,888,518               0.2%
    Other Securities....................................                  49,479,604               5.9%
                                                                       -------------           --------
TOTAL CANADA............................................                  54,344,417               6.5%
                                                                       -------------           --------

CHILE -- (0.3%)
    Other Securities....................................                   2,379,583               0.3%
                                                                       -------------           --------

CHINA -- (6.0%)
    Bank of China, Ltd. Class H.........................  2,448,000        1,677,377               0.2%
    China Construction Bank Corp. Class H...............  3,704,000        3,595,600               0.5%
    CNOOC, Ltd. ADR.....................................      8,035        1,375,994               0.2%
    Industrial & Commercial Bank of China, Ltd. Class H.  3,369,000        2,931,147               0.4%
    Tencent Holdings, Ltd...............................     75,900        1,566,490               0.2%
    Other Securities....................................                  43,225,615               5.0%
                                                                       -------------           --------
TOTAL CHINA.............................................                  54,372,223               6.5%
                                                                       -------------           --------

COLOMBIA -- (0.1%)
    Other Securities....................................                     728,623               0.1%
                                                                       -------------           --------

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                     349,745               0.0%
                                                                       -------------           --------

DENMARK -- (1.1%)
    Other Securities....................................                   9,977,307               1.2%
                                                                       -------------           --------

EGYPT -- (0.0%)
    Other Securities....................................                      96,100               0.0%
                                                                       -------------           --------

FINLAND -- (1.0%)
    Other Securities....................................                   9,453,603               1.1%
                                                                       -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                Shares         Value++       of Net Assets**
                                                ------         -------       ---------------
FRANCE -- (5.0%)
    BNP Paribas SA...........................     21,407    $   1,351,879               0.2%
    Cie de Saint-Gobain......................     42,131        1,914,731               0.2%
    Cie Generale des Etablissements Michelin.     15,526        1,731,394               0.2%
    GDF Suez.................................     67,562        1,374,643               0.2%
    Orange SA................................     96,048        1,582,037               0.2%
    Total SA.................................     76,225        4,127,580               0.5%
    Other Securities.........................                  33,743,218               3.9%
                                                            -------------           --------
TOTAL FRANCE.................................                  45,825,482               5.4%
                                                            -------------           --------

GERMANY -- (4.4%)
    BASF SE..................................     22,820        2,267,122               0.3%
    Bayerische Motoren Werke AG..............     15,244        1,798,252               0.2%
    Daimler AG...............................     37,233        3,579,829               0.4%
    Deutsche Telekom AG......................     87,107        1,601,083               0.2%
    Other Securities.........................                  30,714,577               3.6%
                                                            -------------           --------
TOTAL GERMANY................................                  39,960,863               4.7%
                                                            -------------           --------

GREECE -- (0.1%)
    Other Securities.........................                     536,558               0.1%
                                                            -------------           --------

HONG KONG -- (2.0%)
    Other Securities.........................                  18,462,511               2.2%
                                                            -------------           --------

HUNGARY -- (0.1%)
    Other Securities.........................                     636,326               0.1%
                                                            -------------           --------

INDIA -- (1.7%)
    Other Securities.........................                  15,930,549               1.9%
                                                            -------------           --------

INDONESIA -- (0.7%)
    Other Securities.........................                   6,126,601               0.7%
                                                            -------------           --------

IRELAND -- (0.4%)
    Other Securities.........................                   3,463,070               0.4%
                                                            -------------           --------

ISRAEL -- (0.5%)
    Other Securities.........................                   4,102,690               0.5%
                                                            -------------           --------

ITALY -- (1.7%)
    Eni SpA..................................     72,310        1,387,329               0.2%
    Other Securities.........................                  13,770,788               1.6%
                                                            -------------           --------
TOTAL ITALY..................................                  15,158,117               1.8%
                                                            -------------           --------

JAPAN -- (15.2%)
    Honda Motor Co., Ltd.....................     50,300        1,686,326               0.2%
    Mitsubishi UFJ Financial Group, Inc......    330,300        2,346,567               0.3%
    Mizuho Financial Group, Inc..............  1,147,800        2,188,028               0.3%
    Sumitomo Mitsui Financial Group, Inc.....     37,600        1,641,788               0.2%
    Toyota Motor Corp........................     75,200        5,234,606               0.6%
    Toyota Motor Corp. Sponsored ADR.........     10,100        1,404,102               0.2%
    Other Securities.........................                 123,868,986              14.7%
                                                            -------------           --------
TOTAL JAPAN..................................                 138,370,403              16.5%
                                                            -------------           --------

MALAYSIA -- (0.7%)
    Other Securities.........................                   6,793,009               0.8%
                                                            -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                       Shares         Value++       of Net Assets**
                                       ------         -------       ---------------
  MEXICO -- (0.9%)
      Other Securities..............               $   7,902,334               0.9%
                                                   -------------           --------

  NETHERLANDS -- (1.8%)
      Other Securities..............                  16,542,722               2.0%
                                                   -------------           --------

  NEW ZEALAND -- (0.3%)
      Other Securities..............                   2,872,207               0.3%
                                                   -------------           --------

  NORWAY -- (0.6%)
      Other Securities..............                   5,745,289               0.7%
                                                   -------------           --------

  PERU -- (0.0%)
      Other Securities..............                     207,815               0.0%
                                                   -------------           --------

  PHILIPPINES -- (0.4%)
      Other Securities..............                   3,224,116               0.4%
                                                   -------------           --------

  POLAND -- (0.4%)
      Other Securities..............                   3,239,287               0.4%
                                                   -------------           --------

  PORTUGAL -- (0.2%)
      Other Securities..............                   2,035,096               0.2%
                                                   -------------           --------

  RUSSIA -- (0.2%)
      Other Securities..............                   2,015,145               0.2%
                                                   -------------           --------

  SINGAPORE -- (0.9%)
      Other Securities..............                   7,974,465               0.9%
                                                   -------------           --------

  SOUTH AFRICA -- (1.9%)
      MTN Group, Ltd................     78,082        1,567,802               0.2%
      Other Securities..............                  15,937,655               1.9%
                                                   -------------           --------
  TOTAL SOUTH AFRICA................                  17,505,457               2.1%
                                                   -------------           --------

  SOUTH KOREA -- (3.4%)
      Samsung Electronics Co., Ltd..      3,003        3,939,497               0.5%
      Other Securities..............                  27,198,292               3.2%
                                                   -------------           --------
  TOTAL SOUTH KOREA.................                  31,137,789               3.7%
                                                   -------------           --------

  SPAIN -- (1.7%)
      Banco Santander SA............    195,291        1,476,511               0.2%
      Iberdrola SA..................    287,292        1,922,928               0.2%
      Other Securities..............                  12,446,088               1.5%
                                                   -------------           --------
  TOTAL SPAIN.......................                  15,845,527               1.9%
                                                   -------------           --------

  SWEDEN -- (2.1%)
      Other Securities..............                  19,321,712               2.3%
                                                   -------------           --------

  SWITZERLAND -- (4.6%)
      ABB, Ltd......................     91,981        2,015,528               0.3%
      Cie Financiere Richemont SA...     20,413        1,819,470               0.2%
      Nestle SA.....................     75,808        5,881,504               0.7%
      Novartis AG...................     16,684        1,702,971               0.2%
      Novartis AG ADR...............     20,738        2,111,128               0.3%
      Roche Holding AG..............      7,534        2,155,893               0.3%
      Syngenta AG...................      5,708        1,910,065               0.2%
      Other Securities..............                  24,108,097               2.8%
                                                   -------------           --------
  TOTAL SWITZERLAND.................                  41,704,656               5.0%
                                                   -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                  Shares         Value++       of Net Assets**
                                                                  ------         -------       ---------------
TAIWAN -- (3.3%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.     67,267    $   1,644,005               0.2%
    Other Securities...........................................                  28,366,415               3.4%
                                                                              -------------           --------
TOTAL TAIWAN...................................................                  30,010,420               3.6%
                                                                              -------------           --------

THAILAND -- (0.7%)
    Other Securities...........................................                   5,935,674               0.7%
                                                                              -------------           --------

TURKEY -- (0.3%)
    Other Securities...........................................                   2,727,152               0.3%
                                                                              -------------           --------

UNITED KINGDOM -- (13.2%)
    AstraZeneca P.L.C. Sponsored ADR...........................     24,619        1,685,909               0.2%
    BP P.L.C. Sponsored ADR....................................    101,426        4,377,546               0.5%
    HSBC Holdings P.L.C. Sponsored ADR.........................     61,863        3,070,261               0.4%
    Lloyds Banking Group P.L.C.................................  1,445,611        1,712,003               0.2%
    Rio Tinto P.L.C. Sponsored ADR.............................     48,267        2,161,879               0.3%
    Royal Dutch Shell P.L.C. ADR(B03MM73)......................     36,390        2,350,430               0.3%
    Royal Dutch Shell P.L.C. ADR(780259206)....................     43,355        2,750,008               0.3%
    Other Securities...........................................                 101,924,941              12.1%
                                                                              -------------           --------
TOTAL UNITED KINGDOM...........................................                 120,032,977              14.3%
                                                                              -------------           --------
TOTAL COMMON STOCKS............................................                 824,267,610              98.0%
                                                                              -------------           --------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.6%)
    Other Securities...........................................                   5,264,935               0.6%
                                                                              -------------           --------

CHILE -- (0.0%)
    Other Securities...........................................                      15,718               0.0%
                                                                              -------------           --------

COLOMBIA -- (0.0%)
    Other Securities...........................................                     115,834               0.0%
                                                                              -------------           --------

GERMANY -- (0.4%)
    Volkswagen AG..............................................      8,564        2,204,764               0.3%
    Other Securities...........................................                   1,414,879               0.2%
                                                                              -------------           --------
TOTAL GERMANY..................................................                   3,619,643               0.5%
                                                                              -------------           --------
TOTAL PREFERRED STOCKS.........................................                   9,016,130               1.1%
                                                                              -------------           --------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

BELGIUM -- (0.0%)
    Other Securities...........................................                       1,691               0.0%
                                                                              -------------           --------

BRAZIL -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

CANADA -- (0.0%)
    Other Securities...........................................                         149               0.0%
                                                                              -------------           --------

CHINA -- (0.0%)
    Other Securities...........................................                       1,864               0.0%
                                                                              -------------           --------

HONG KONG -- (0.0%)
    Other Securities...........................................                      73,092               0.0%
                                                                              -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  ITALY -- (0.0%)
         Other Securities................           $         --            0.0%
                                                    ------------          ------

  MALAYSIA -- (0.0%)
         Other Securities................                    953            0.0%
                                                    ------------          ------

  SOUTH AFRICA -- (0.0%)
         Other Securities................                    138            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                 33,363            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                111,250            0.0%
                                                    ------------          ------

  BONDS -- (0.0%)
  INDIA -- (0.0%)
         Other Securities................                    510            0.0%
                                                    ------------          ------

                                                      Value+
                                             -        ------            -
  SECURITIES LENDING COLLATERAL -- (8.4%)
  (S)@   DFA Short Term Investment Fund.. 6,622,824   76,626,079            9.1%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $860,083,149)................             $910,021,579          108.2%
                                                    ============          ======

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Australia...... $ 1,148,648 $ 38,184,409   --    $ 39,333,057
          Austria........          --    2,660,904   --       2,660,904
          Belgium........     498,411    9,237,530   --       9,735,941
          Brazil.........   9,490,088           --   --       9,490,088
          Canada.........  54,299,585       44,832   --      54,344,417
          Chile..........   2,379,583           --   --       2,379,583
          China..........   3,954,876   50,417,347   --      54,372,223
          Colombia.......     728,623           --   --         728,623
          Czech Republic.          --      349,745   --         349,745
          Denmark........     300,707    9,676,600   --       9,977,307
          Egypt..........      21,970       74,130   --          96,100
          Finland........      72,566    9,381,037   --       9,453,603
          France.........   2,290,536   43,534,946   --      45,825,482
          Germany........   2,697,456   37,263,407   --      39,960,863
          Greece.........      66,159      470,399   --         536,558
          Hong Kong......      85,564   18,376,947   --      18,462,511
          Hungary........          --      636,326   --         636,326
          India..........   1,091,832   14,838,717   --      15,930,549
          Indonesia......     124,140    6,002,461   --       6,126,601
          Ireland........     962,419    2,500,651   --       3,463,070
          Israel.........   1,276,229    2,826,461   --       4,102,690
          Italy..........     384,348   14,773,769   --      15,158,117
          Japan..........   3,266,026  135,104,377   --     138,370,403
          Malaysia.......          --    6,793,009   --       6,793,009
          Mexico.........   7,902,334           --   --       7,902,334
          Netherlands....   2,112,760   14,429,962   --      16,542,722
          New Zealand....          --    2,872,207   --       2,872,207
          Norway.........     471,177    5,274,112   --       5,745,289
          Peru...........     207,815           --   --         207,815
          Philippines....      57,996    3,166,120   --       3,224,116
          Poland.........          --    3,239,287   --       3,239,287
          Portugal.......          --    2,035,096   --       2,035,096
          Russia.........      53,865    1,961,280   --       2,015,145
          Singapore......       2,843    7,971,622   --       7,974,465
          South Africa...   1,611,378   15,894,079   --      17,505,457
          South Korea....     842,176   30,295,613   --      31,137,789
          Spain..........   1,084,828   14,760,699   --      15,845,527
          Sweden.........     174,982   19,146,730   --      19,321,712
          Switzerland....   3,285,074   38,419,582   --      41,704,656
          Taiwan.........   1,894,465   28,115,955   --      30,010,420
          Thailand.......   5,935,674           --   --       5,935,674
          Turkey.........      26,544    2,700,608   --       2,727,152
          United Kingdom.  29,063,967   90,969,010   --     120,032,977
        Preferred Stocks
          Brazil.........   5,264,935           --   --       5,264,935
          Chile..........      15,718           --   --          15,718
          Colombia.......     115,834           --   --         115,834
          Germany........          --    3,619,643   --       3,619,643

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           -- $      1,691   --    $      1,691
   Brazil......................           --           --   --              --
   Canada......................           --          149   --             149
   China.......................           --        1,864   --           1,864
   Hong Kong...................           --       73,092   --          73,092
   Italy.......................           --           --   --              --
   Malaysia....................           --          953   --             953
   South Africa................           --          138   --             138
   Spain.......................           --       33,363   --          33,363
 Bonds
   India.......................           --          510   --             510
 Securities Lending Collateral.           --   76,626,079   --      76,626,079
                                ------------ ------------   --    ------------
 TOTAL......................... $145,264,131 $764,757,448   --    $910,021,579
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,895,874 $ 71,333,458
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,178,516   53,359,649
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   718,436   14,814,156
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $135,804,254).................................            139,507,263
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $38,661).........................................    38,661       38,661
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $135,842,915).................................           $139,545,924
                                                                    ============

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $139,507,263   --      --    $139,507,263
   Temporary Cash Investments......       38,661   --      --          38,661
                                    ------------   --      --    ------------
   TOTAL........................... $139,545,924   --      --    $139,545,924
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,019,767 $ 89,653,032
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,582,709   71,291,191
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,527,657   31,500,297
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $168,874,437).................................            192,444,520
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $168,874,437).................................           $192,444,520
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  --------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                  ------------ ---------  ------- ------------
 Affiliated Investment Companies. $192,444,520        --    --    $192,444,520
 Futures Contracts**.............        2,072        --    --           2,072
 Forward Currency Contracts**....           -- $(179,797)   --        (179,797)
                                  ------------ ---------    --    ------------
 TOTAL........................... $192,446,592 $(179,797)   --    $192,266,795
                                  ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,281,163,514
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,051,540,550)........................................ $4,281,163,514
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,638,580,164
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $4,997,148,426)........................................ $5,638,580,164
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $19,185,282,335
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $18,126,322,577)....................................... $19,185,282,335
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    AMBEV SA ADR........................................  10,206,064 $   64,604,385            0.4%
    BM&FBovespa SA......................................  10,072,689     41,488,266            0.2%
    Ultrapar Participacoes SA...........................   1,698,450     39,088,111            0.2%
    Other Securities....................................                843,369,880            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                988,550,642            5.6%
                                                                     --------------           -----

CANADA -- (0.0%)
    Other Securities....................................                  1,182,757            0.0%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                251,924,718            1.4%
                                                                     --------------           -----

CHINA -- (16.5%)
    Bank of China, Ltd. Class H......................... 156,176,702    107,012,743            0.6%
    China Construction Bank Corp. Class H............... 194,087,302    188,407,233            1.1%
    China Merchants Bank Co., Ltd. Class H..............  14,076,646     42,523,314            0.3%
    China Mobile, Ltd.(6073556).........................   3,954,000     56,374,078            0.3%
    China Mobile, Ltd.(2111375).........................   1,846,091    131,866,280            0.8%
    CNOOC, Ltd..........................................  31,188,000     53,020,252            0.3%
#   CNOOC, Ltd. ADR.....................................     237,300     40,637,625            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    172,957,453            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..   2,966,000     42,569,772            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    188,963,305            1.1%
    Other Securities....................................              2,045,671,665           11.6%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,070,003,720           17.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 70,597,361            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 37,903,327            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,390,260            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 64,662,428            0.4%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 41,670,337            0.2%
                                                                     --------------           -----

INDIA -- (9.4%)
    Axis Bank, Ltd......................................   4,488,760     40,225,403            0.2%
    HDFC Bank, Ltd......................................   2,994,559     46,795,818            0.3%
    Infosys, Ltd. Sponsored ADR.........................   1,854,002     57,436,982            0.3%
    Reliance Industries, Ltd............................   3,980,031     54,145,856            0.3%
    Tata Consultancy Services, Ltd......................   1,338,928     52,106,170            0.3%
    Other Securities....................................              1,494,829,464            8.6%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,745,539,693           10.0%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Astra International Tbk PT..........................  80,979,700     42,614,082            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................            $  442,287,564            2.5%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               484,901,646            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.8%)
    Malayan Banking Bhd................................. 16,366,740     42,293,352            0.3%
#   Public Bank Bhd.....................................  7,480,811     40,897,158            0.3%
    Other Securities....................................               628,591,408            3.5%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               711,781,918            4.1%
                                                                    --------------           -----

MEXICO -- (4.3%)
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     65,472,351            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,688,773     64,346,000            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    613,039     55,473,899            0.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,434,655     47,846,958            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 16,225,901     50,141,440            0.3%
*   Grupo Televisa S.A.B. Sponsored ADR.................  1,795,492     65,373,864            0.4%
    Other Securities....................................               450,369,894            2.5%
                                                                    --------------           -----
TOTAL MEXICO............................................               799,024,406            4.6%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                23,791,158            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.5%)
    Other Securities....................................               284,456,893            1.6%
                                                                    --------------           -----

POLAND -- (1.8%)
    Other Securities....................................               333,167,887            1.9%
                                                                    --------------           -----

RUSSIA -- (1.4%)
    Gazprom OAO Sponsored ADR........................... 11,233,266     65,815,121            0.4%
    Lukoil OAO Sponsored ADR............................    773,408     39,564,078            0.2%
    Other Securities....................................               152,307,584            0.9%
                                                                    --------------           -----
TOTAL RUSSIA............................................               257,686,783            1.5%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The)...........................  1,828,182     49,551,158            0.3%
    FirstRand, Ltd...................................... 10,939,290     52,258,001            0.3%
    MTN Group, Ltd......................................  8,388,251    168,426,963            1.0%
    Naspers, Ltd. Class N...............................    648,822    101,790,943            0.6%
    Sanlam, Ltd.........................................  8,072,284     52,208,426            0.3%
    Sasol, Ltd..........................................  1,053,229     42,406,656            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,015,273     40,864,738            0.2%
    Standard Bank Group, Ltd............................  4,147,576     60,794,884            0.4%
    Steinhoff International Holdings, Ltd...............  9,474,613     60,119,039            0.4%
    Other Securities....................................               844,511,813            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,472,932,621            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co....................................    364,834     57,257,447            0.3%
    Samsung Electronics Co., Ltd........................    369,094    484,197,303            2.8%
    SK Hynix, Inc.......................................  1,234,672     52,825,508            0.3%
    Other Securities....................................             2,054,249,355           11.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,648,529,613           15.1%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SPAIN -- (0.0%)
    Other Securities.......................................            $     7,117,244            0.0%
                                                                       ---------------           -----

TAIWAN -- (14.0%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377     132,611,867            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     198,095,972            1.2%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,191,117     102,430,899            0.6%
    Other Securities.......................................              2,168,451,547           12.3%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,601,590,285           14.9%
                                                                       ---------------           -----

THAILAND -- (2.9%)
    PTT PCL................................................  4,153,080      44,850,492            0.3%
    Other Securities.......................................                492,690,975            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                537,541,467            3.1%
                                                                       ---------------           -----

TURKEY -- (1.7%)
    Other Securities.......................................                325,528,383            1.9%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             16,773,475,547           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,978,666      63,815,828            0.4%
    Banco Bradesco SA ADR..................................  6,067,281      64,859,234            0.4%
    Itau Unibanco Holding SA...............................  6,811,784      87,109,988            0.5%
    Itau Unibanco Holding SA ADR...........................  6,607,239      84,704,804            0.5%
*   Petroleo Brasileiro SA Sponsored ADR...................  5,086,335      44,149,388            0.3%
    Other Securities.......................................                173,855,775            0.9%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,495,017            3.0%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,894,541            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,047,080            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                535,436,638            3.1%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                    257,608            0.0%
                                                                       ---------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                     50,647            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      2,514            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    231,665            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH AFRICA -- (0.0%)
    Other Securities.......................................                      8,995            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SOUTH KOREA -- (0.0%)
       Other Securities................             $        97,741            0.0%
                                                    ---------------          ------

TAIWAN -- (0.0%)
       Other Securities................                     141,016            0.0%
                                                    ---------------          ------

THAILAND -- (0.0%)
       Other Securities................                     154,792            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     944,978            0.0%
                                                    ---------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................                     112,611            0.0%
                                                    ---------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@   DFA Short Term Investment Fund.. 114,928,259   1,329,719,957            7.6%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,792,023,438).............               $18,639,689,731          106.6%
                                                    ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  988,550,642              --   --    $   988,550,642
  Canada......................      1,182,757              --   --          1,182,757
  Chile.......................    251,924,718              --   --        251,924,718
  China.......................    300,644,406 $ 2,769,359,314   --      3,070,003,720
  Colombia....................     70,597,361              --   --         70,597,361
  Czech Republic..............             --      37,903,327   --         37,903,327
  Egypt.......................      2,848,445      10,541,815   --         13,390,260
  Greece......................      9,143,810      55,518,618   --         64,662,428
  Hungary.....................        266,476      41,403,861   --         41,670,337
  India.......................    146,211,693   1,599,328,000   --      1,745,539,693
  Indonesia...................     16,965,218     467,936,428   --        484,901,646
  Malaysia....................             --     711,781,918   --        711,781,918
  Mexico......................    798,983,068          41,338   --        799,024,406
  Peru........................     23,791,158              --   --         23,791,158
  Philippines.................     10,357,506     274,099,387   --        284,456,893
  Poland......................             --     333,167,887   --        333,167,887
  Russia......................      7,192,756     250,494,027   --        257,686,783
  South Africa................    124,781,873   1,348,150,748   --      1,472,932,621
  South Korea.................     98,205,892   2,550,323,721   --      2,648,529,613
  Spain.......................      7,117,244              --   --          7,117,244
  Taiwan......................    132,464,278   2,469,126,007   --      2,601,590,285
  Thailand....................    537,325,829         215,638   --        537,541,467
  Turkey......................      4,116,922     321,411,461   --        325,528,383
Preferred Stocks
  Brazil......................    518,495,017              --   --        518,495,017
  Chile.......................      1,894,541              --   --          1,894,541
  Colombia....................     15,047,080              --   --         15,047,080
Rights/Warrants
  Brazil......................             --         257,608   --            257,608
  China.......................             --          50,647   --             50,647
  Indonesia...................             --           2,514   --              2,514
  Malaysia....................             --         231,665   --            231,665
  Poland......................             --              --   --                 --
  South Africa................             --           8,995   --              8,995
  South Korea.................             --          97,741   --             97,741
  Taiwan......................             --         141,016   --            141,016
  Thailand....................             --         154,792   --            154,792
Bonds
  India.......................             --         112,611   --            112,611
Securities Lending Collateral.             --   1,329,719,957   --      1,329,719,957
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,068,108,690 $14,571,581,041   --    $18,639,689,731
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap U.S. Large Cap
                                                                        Company        Equity         Value       U.S. Targeted
                                                                       Portfolio     Portfolio*     Portfolio    Value Portfolio*
                                                                     ------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,827,842             --
Investments at Value (including $0, $26,362, $0 and $1,145,884 of
 securities on loan, respectively).................................. $    216,452   $    546,314              --   $  6,388,548
Temporary Cash Investments at Value & Cost..........................           --          1,676              --         11,931
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         23,337              --      1,099,021
Cash................................................................          219             --              --             --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........        5,258             --              --         16,602
  Dividends Interest and Tax Reclaims...............................          715            468              --          2,389
  Securities Lending Income.........................................           --             10              --            599
  Fund Shares Sold..................................................          132            266          10,331          9,099
Prepaid Expenses and Other Assets...................................           16             23              99             82
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      222,792        572,094      15,838,272      7,528,271
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         23,337              --      1,099,021
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        5,028          1,411              --         17,700
  Fund Shares Redeemed..............................................           98            173          77,563          3,791
  Due to Advisor....................................................           36             60           1,958          1,852
  Futures Margin Variation..........................................        2,040             --              --             --
Accrued Expenses and Other Liabilities..............................           19             22             452            269
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................        7,221         25,003          79,973      1,122,633
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $31,180
 and shares outstanding of 0; 0; 0 and 1,369,168, respectively......          N/A            N/A             N/A   $      22.77
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and $119,006
 and shares outstanding of 0; 0; 0 and 5,241,679, respectively......          N/A            N/A             N/A   $      22.70
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $215,571;
 $547,091; $15,758,299 and $6,255,452 and shares outstanding of
 17,297,979; 41,824,506; 457,223,555 and 274,961,911,
 respectively....................................................... $      12.46   $      13.08  $        34.47   $      22.75
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $   10,500,397   $         --
                                                                     ============   ============  ==============   ============
Investments at Cost................................................. $    213,791   $    497,574  $           --   $  4,873,368
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    202,344   $    495,028  $    9,991,444   $  4,778,329
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          141          1,295          35,109         12,678
Accumulated Net Realized Gain (Loss)................................        6,832          2,028         404,301         99,451
Net Unrealized Appreciation (Depreciation)..........................        6,254         48,740       5,327,445      1,515,180
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,037,646,
 $1,635,754, $1,872,358 and $606,264 of
 securities on loan, respectively)...................  $   12,247,214  $   12,552,848 $   14,462,262 $    3,745,139
Temporary Cash Investments at Value & Cost...........          15,288          38,404        109,350         11,683
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,939,162       1,325,776      1,519,291        517,853
Cash.................................................           3,864              15             43             89
Receivables:
  Investment Securities Sold.........................          15,899           1,521         13,500             --
  Dividends..........................................           4,501           9,752         10,567          2,296
  Securities Lending Income..........................           1,130             541            723            280
  Fund Shares Sold...................................          16,451          17,171         12,978          3,593
Prepaid Expenses and Other Assets....................             115             129            170             54
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,243,624      13,946,157     16,128,884      4,280,987
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,939,162       1,325,776      1,519,291        517,853
  Investment Securities Purchased....................           9,955          34,636        100,487          8,168
  Fund Shares Redeemed...............................          46,835          19,685          8,624          1,933
  Due to Advisor.....................................           5,131           1,758          2,396            930
Accrued Expenses and Other Liabilities...............             579             360            495            169
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,001,662       1,382,215      1,631,293        529,053
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,241,962; $12,563,942; $14,497,591 and
 $3,751,934 and shares outstanding of
 346,395,129; 686,221,021; 811,602,835 and
 221,035,385, respectively...........................  $        35.34  $        18.31 $        17.86 $        16.97
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,131,929  $    8,873,570 $    9,735,971 $    2,570,299
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,666,035  $    8,772,627 $    9,623,130 $    2,518,625
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          22,137          25,698         30,115          7,019
Accumulated Net Realized Gain (Loss).................         438,505          86,339        118,055         51,450
Net Unrealized Appreciation (Depreciation)...........       3,115,285       3,679,278      4,726,291      1,174,840
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,391,812, $895,215,
 $368,615 and $336,975 of securities on loan,
 respectively).............................................. $   10,404,239 $    5,144,120 $  6,799,049  $  3,328,273
Temporary Cash Investments at Value & Cost..................         45,325          4,275       13,789            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,357,994        907,167      219,060       330,890
Foreign Currencies at Value.................................             --             --           --         5,369
Cash........................................................            876            627           --         7,811
Receivables:
  Investment Securities Sold................................          7,842          4,927           --            --
  Dividends and Tax Reclaims................................          3,201          1,846        4,829        12,760
  Securities Lending Income.................................            986            546           40           507
  Fund Shares Sold..........................................          9,290          1,756        3,506         1,941
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             7
Prepaid Expenses and Other Assets...........................             79             49           67            48
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,829,832      6,065,313    7,040,340     3,687,606
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,357,994        907,167      219,060       330,890
  Investment Securities Purchased...........................         47,685          2,237           --         6,282
  Fund Shares Redeemed......................................          4,266          1,382       22,400         1,168
  Due to Advisor............................................          3,073          2,176          896           675
Accrued Expenses and Other Liabilities......................            392            287          298           201
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,413,410        913,249      242,654       339,216
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,416,422; $5,152,064; $6,797,686 and $3,348,390
 and shares outstanding of 329,864,033; 263,319,377;
 210,295,728 and 148,624,010, respectively.................. $        31.58 $        19.57 $      32.32  $      22.53
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    7,782,857 $    3,509,444 $  4,572,407  $  2,628,254
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,245
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,537,266 $    3,333,096 $  4,799,181  $  2,881,819
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,541          6,987        4,909        26,965
Accumulated Net Realized Gain (Loss)........................        244,233        177,305     (233,046)     (260,664)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           127
Net Unrealized Appreciation (Depreciation)..................      2,621,382      1,634,676    2,226,642       700,143
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                               International      Small      Japanese Small    Small
                                                                Core Equity      Company        Company       Company
                                                                Portfolio*      Portfolio      Portfolio     Portfolio
                                                              --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --  $    9,294,710  $    495,754  $    267,083
Investments at Value (including $1,677,982, $0, $0 and $0 of
 securities on loan, respectively)........................... $   14,110,334              --            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,681,124              --            --            --
Foreign Currencies at Value..................................         18,760              --            --            --
Cash.........................................................         93,852           8,156            --            --
Receivables:
  Investment Securities Sold.................................            371              --            --            --
  Dividends and Tax Reclaims.................................         56,662              --            --            --
  Securities Lending Income..................................          2,535              --            --            --
  Fund Shares Sold...........................................         13,620          15,548             7             1
Unrealized Gain on Foreign Currency Contracts................            235              --            --            --
Prepaid Expenses and Other Assets............................            198              57            10            11
                                                              --------------  --------------  ------------  ------------
     Total Assets............................................     15,977,691       9,318,471       495,771       267,095
                                                              --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,681,124              --            --            --
  Investment Securities Purchased............................         99,685              --            --            --
  Fund Shares Redeemed.......................................          9,139           3,867            29            11
  Due to Advisor.............................................          4,000           2,997           163            85
Accrued Expenses and Other Liabilities.......................            679             349            16            15
                                                              --------------  --------------  ------------  ------------
     Total Liabilities.......................................      1,794,627           7,213           208           111
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,183,064; $9,311,258; $495,563 and $266,984 and
 shares outstanding of 1,110,655,692; 499,880,774;
 24,516,599 and 12,107,379, respectively..................... $        12.77  $        18.63  $      20.21  $      22.05
                                                              ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED..................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                              ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost....... $           --  $    8,039,542  $    458,163  $    267,789
                                                              ==============  ==============  ============  ============
Investments at Cost.......................................... $   12,447,009  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
Foreign Currencies at Cost................................... $       18,455  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   12,576,692  $    7,747,577  $    513,199  $    301,858
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................        112,724           6,786        (1,404)       (4,831)
Accumulated Net Realized Gain (Loss).........................       (170,514)        301,541       (53,778)      (29,337)
Net Unrealized Foreign Exchange Gain (Loss)..................            532             186           (45)           --
Net Unrealized Appreciation (Depreciation)...................      1,663,630       1,255,168        37,591          (706)
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               DFA            DFA
                                                                United      Continental   International   Global Real
                                                             Kingdom Small     Small       Real Estate      Estate
                                                                Company       Company      Securities     Securities
                                                               Portfolio     Portfolio     Portfolio*     Portfolio*
                                                             ------------- ------------  --------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $     36,728  $    247,535              --  $  3,609,512
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........           --            --  $    3,399,584       135,920
Temporary Cash Investments at Value & Cost..................           --            --              --         1,520
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --         197,450        16,384
Foreign Currencies at Value.................................           --            --           9,099            --
Cash........................................................           --            --           7,528            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................           --            --              --            --
  Dividends and Tax Reclaims................................           --            --          14,375            95
  Securities Lending Income.................................           --            --             345            --
  Fund Shares Sold..........................................            8           435          56,594         4,096
Unrealized Gain on Foreign Currency Contracts...............           --            --              41            --
Prepaid Expenses and Other Assets...........................           10            13              49            86
                                                             ------------  ------------  --------------  ------------
    Total Assets............................................       36,746       247,983       3,685,065     3,767,613
                                                             ------------  ------------  --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --         197,450        16,384
  Investment Securities/Affiliated Investment Company
   Purchased................................................           --            --          16,538            --
  Fund Shares Redeemed......................................           17            65          11,565         4,345
  Due to Advisor............................................           12            80             696            32
Unrealized Loss on Foreign Currency Contracts...............           --            --              16            --
Accrued Expenses and Other Liabilities......................            4            12             158            78
                                                             ------------  ------------  --------------  ------------
    Total Liabilities.......................................           33           157         226,423        20,839
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $      35.64  $      21.56  $         5.50  $      10.55
                                                             ============  ============  ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   100,000,000   1,200,000,000   500,000,000
                                                             ============  ============  ==============  ============
Investments in Affiliated Investment Companies at Cost...... $     24,933  $    207,811  $           --  $  2,963,606
                                                             ============  ============  ==============  ============
Investments at Cost......................................... $         --  $         --  $    2,951,917  $    142,984
                                                             ============  ============  ==============  ============
Foreign Currencies at Cost.................................. $         --  $         --  $        8,939  $         --
                                                             ============  ============  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $     23,205  $    220,145  $    3,543,707  $  3,125,034
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           69         1,678        (276,194)       19,670
Accumulated Net Realized Gain (Loss)........................        1,636       (13,851)       (256,839)      (36,772)
Net Unrealized Foreign Exchange Gain (Loss).................            8           130             141            --
Net Unrealized Appreciation (Depreciation)..................       11,795        39,724         447,827       638,842
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============

                                                                  DFA
                                                             International
                                                               Small Cap
                                                                 Value
                                                              Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........ $   12,800,002
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,313,269
Foreign Currencies at Value.................................         53,836
Cash........................................................         16,066
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................         23,856
  Dividends and Tax Reclaims................................         63,607
  Securities Lending Income.................................          2,322
  Fund Shares Sold..........................................          5,741
Unrealized Gain on Foreign Currency Contracts...............             10
Prepaid Expenses and Other Assets...........................            115
                                                             --------------
    Total Assets............................................     14,278,824
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,313,269
  Investment Securities/Affiliated Investment Company
   Purchased................................................         31,095
  Fund Shares Redeemed......................................          3,519
  Due to Advisor............................................          6,772
Unrealized Loss on Foreign Currency Contracts...............            117
Accrued Expenses and Other Liabilities......................            699
                                                             --------------
    Total Liabilities.......................................      1,355,471
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $        20.45
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  2,300,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   10,719,926
                                                             ==============
Foreign Currencies at Cost.................................. $       53,059
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,546,312
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,808
Accumulated Net Realized Gain (Loss)........................        291,696
Net Unrealized Foreign Exchange Gain (Loss).................            684
Net Unrealized Appreciation (Depreciation)..................      2,080,853
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              International                 World ex U.S.  World ex U.S.
                                                              Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                               Portfolio*   Value Portfolio   Portfolio     Portfolio*
                                                              ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value......           --   $    125,943    $    226,404            --
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively)................. $  1,652,386             --              --  $    833,395
Temporary Cash Investments at Value & Cost...................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      200,246             --              --        76,626
Foreign Currencies at Value..................................        1,570             --              --           664
Cash.........................................................        6,288             --             512         5,759
Receivables:
  Investment Securities Sold.................................          111             --              --            --
  Dividends and Tax Reclaims.................................        6,528             --              --         2,659
  Securities Lending Income..................................          300             --              --           112
  Fund Shares Sold...........................................        2,126             --             416         2,241
  From Advisor...............................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts................           --             --              --             5
Prepaid Expenses and Other Assets............................           36             11              21            39
                                                              ------------   ------------    ------------  ------------
    Total Assets.............................................    1,869,591        125,954         227,353       921,500
                                                              ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      200,246             --              --        76,626
  Investment Securities Purchased............................        1,417             --             282         3,316
  Fund Shares Redeemed.......................................          411              1               9           339
  Due to Advisor.............................................          595             41              21           134
  Line of Credit.............................................           --             50              --            --
Unrealized Loss on Foreign Currency Contracts................            5             --              --             4
Accrued Expenses and Other Liabilities.......................           78              7              10            36
                                                              ------------   ------------    ------------  ------------
    Total Liabilities........................................      202,752             99             322        80,455
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      11.77   $      11.93    $      12.66  $      11.07
                                                              ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                              ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost....... $         --   $    112,754    $    206,885  $         --
                                                              ============   ============    ============  ============
Investments at Cost.......................................... $  1,420,886   $         --    $         --  $    783,457
                                                              ============   ============    ============  ============
Foreign Currencies at Cost................................... $      1,549   $         --    $         --  $        660
                                                              ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $  1,420,111   $    112,949    $    209,557  $    796,415
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................       12,974            793             (25)        4,963
Accumulated Net Realized Gain (Loss).........................        2,195         (1,041)         (2,020)      (10,298)
Net Unrealized Foreign Exchange Gain (Loss)..................           38            (35)             --            23
Net Unrealized Appreciation (Depreciation)...................      231,521         13,189          19,519        49,942
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============

                                                               World Core
                                                                 Equity
                                                               Portfolio
                                                              ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    139,507
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively).................           --
Temporary Cash Investments at Value & Cost...................           39
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --
Foreign Currencies at Value..................................           --
Cash.........................................................           --
Receivables:
  Investment Securities Sold.................................           --
  Dividends and Tax Reclaims.................................           --
  Securities Lending Income..................................           --
  Fund Shares Sold...........................................        1,859
  From Advisor...............................................            1
Unrealized Gain on Foreign Currency Contracts................           --
Prepaid Expenses and Other Assets............................           13
                                                              ------------
    Total Assets.............................................      141,419
                                                              ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --
  Investment Securities Purchased............................           --
  Fund Shares Redeemed.......................................           12
  Due to Advisor.............................................           --
  Line of Credit.............................................           --
Unrealized Loss on Foreign Currency Contracts................           --
Accrued Expenses and Other Liabilities.......................           14
                                                              ------------
    Total Liabilities........................................           26
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      13.85
                                                              ============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                              ============
Investments in Affiliated Investment Companies at Cost....... $    135,804
                                                              ============
Investments at Cost.......................................... $         --
                                                              ============
Foreign Currencies at Cost................................... $         --
                                                              ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    137,810
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................           (2)
Accumulated Net Realized Gain (Loss).........................         (118)
Net Unrealized Foreign Exchange Gain (Loss)..................           --
Net Unrealized Appreciation (Depreciation)...................        3,703
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Selectively                  Emerging
                                                              Hedged Global   Emerging       Markets       Emerging
                                                                 Equity        Markets      Small Cap    Markets Value
                                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                              ------------- ------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    192,445  $  4,281,164  $  5,638,580  $   19,185,282
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively).............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --            --            --              --
Segregated Cash for Futures Contracts........................          340            --            --              --
Foreign Currencies at Value..................................           --            --            --              --
Cash.........................................................        7,599            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................           --            --            --              --
  Dividends and Tax Reclaims.................................           --            --            --              --
  Securities Lending Income..................................           --            --            --              --
  Fund Shares Sold...........................................          532         5,616         1,695          10,025
Unrealized Gain on Forward Currency Contracts................          172            --            --              --
Unrealized Gain on Foreign Currency Contracts................           --            --            --              --
Prepaid Expenses and Other Assets............................           12            46            51              89
                                                              ------------  ------------  ------------  --------------
    Total Assets.............................................      201,100     4,286,826     5,640,326      19,195,396
                                                              ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................           --            --            --              --
  Fund Shares Redeemed.......................................            5         1,147         1,130          33,046
  Due to Advisor.............................................            6         1,379         2,035           6,157
  Futures Margin Variation...................................           74            --            --              --
Unrealized Loss on Forward Currency Contracts................          352            --            --              --
Unrealized Loss on Foreign Currency Contracts................           --            --            --              --
Accrued Expenses and Other Liabilities.......................            6           178           117             630
                                                              ------------  ------------  ------------  --------------
    Total Liabilities........................................          443         2,704         3,282          39,833
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $        N/A  $        N/A  $        N/A  $        28.22
                                                              ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $      14.38  $      27.10  $      22.03  $        28.26
                                                              ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                              ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost....... $    168,874  $  3,051,541  $  4,997,148  $   18,126,323
                                                              ============  ============  ============  ==============
Investments at Cost.......................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
Foreign Currencies at Cost................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    175,141  $  3,078,963  $  4,888,947  $   19,087,506
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         (457)        8,221       (10,897)        (93,643)
Accumulated Net Realized Gain (Loss).........................        2,580       (32,664)      117,645        (897,377)
Net Unrealized Foreign Exchange Gain (Loss)..................         (180)          (21)          (83)            118
Net Unrealized Appreciation (Depreciation)...................       23,573     1,229,623       641,432       1,058,959
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============

                                                                 Emerging
                                                               Markets Core
                                                                  Equity
                                                                Portfolio*
                                                              --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively)............. $   17,309,970
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,329,720
Segregated Cash for Futures Contracts........................             --
Foreign Currencies at Value..................................         82,472
Cash.........................................................         44,686
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................          1,278
  Dividends and Tax Reclaims.................................         21,890
  Securities Lending Income..................................          4,459
  Fund Shares Sold...........................................        113,053
Unrealized Gain on Forward Currency Contracts................             --
Unrealized Gain on Foreign Currency Contracts................            177
Prepaid Expenses and Other Assets............................            205
                                                              --------------
    Total Assets.............................................     18,907,910
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,329,720
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................         52,065
  Fund Shares Redeemed.......................................         31,523
  Due to Advisor.............................................          7,723
  Futures Margin Variation...................................             --
Unrealized Loss on Forward Currency Contracts................             --
Unrealized Loss on Foreign Currency Contracts................             72
Accrued Expenses and Other Liabilities.......................          1,228
                                                              --------------
    Total Liabilities........................................      1,422,331
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $          N/A
                                                              ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $        20.62
                                                              ==============
NUMBER OF SHARES AUTHORIZED..................................  1,500,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost....... $           --
                                                              ==============
Investments at Cost.......................................... $   15,462,303
                                                              ==============
Foreign Currencies at Cost................................... $       81,893
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   15,778,143
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         32,711
Accumulated Net Realized Gain (Loss).........................       (173,311)
Net Unrealized Foreign Exchange Gain (Loss)..................           (210)
Net Unrealized Appreciation (Depreciation)...................      1,848,246
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)


                                                                             Enhanced
                                                                            U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                             Company   Cap Equity Cap Value      Value
                                                                            Portfolio  Portfolio  Portfolio*   Portfolio
                                                                            ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Taxes Withheld of $0, $0, $2 and $0, respectively)...       --         --    $172,239          --
    Interest...............................................................       --         --          17          --
    Income from Securities Lending.........................................       --         --       1,737          --
    Expenses Allocated from Affiliated Investment Company..................       --         --      (8,473)         --
                                                                             -------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................       --         --     165,520          --
                                                                             -------    -------    --------    --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $1, $0 and $6, respectively).....  $    91    $ 4,400          --    $ 47,888
  Interest.................................................................      722         --          --          --
  Income from Securities Lending...........................................        5         55          --       3,147
                                                                             -------    -------    --------    --------
     Total Investment Income...............................................      818      4,455          --      51,035
                                                                             -------    -------    --------    --------
Fund Expenses
  Investment Advisory Services Fees........................................      219        336          --      10,247
  Administrative Services Fees.............................................       --         --      11,599          --
  Accounting & Transfer Agent Fees.........................................       10         16          46         170
  S&P 500(R) Fees..........................................................        4         --          --          --
  Custodian Fees...........................................................        4         17          --          49
  Shareholder Servicing Fees --
    Class R1 Shares........................................................       --         --          --          14
    Class R2 Shares........................................................       --         --          --         112
  Filing Fees..............................................................       10         13          90          54
  Shareholders' Reports....................................................        2          3         149          70
  Directors'/Trustees' Fees & Expenses.....................................        1          2          57          22
  Professional Fees........................................................        2          4          24          51
  Other....................................................................        3          8         186          79
                                                                             -------    -------    --------    --------
     Total Expenses........................................................      255        399      12,151      10,868
                                                                             -------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................       --         28          --          --
  Fees Paid Indirectly (Note C)............................................       (1)        --          --          --
                                                                             -------    -------    --------    --------
  Net Expenses.............................................................      254        427      12,151      10,868
                                                                             -------    -------    --------    --------
  Net Investment Income (Loss).............................................      564      4,028     153,369      40,167
                                                                             -------    -------    --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    1,844      1,661     404,525     101,300
    Futures................................................................   11,422        367         (67)     (1,061)
    Foreign Currency Transactions..........................................      629         --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................   (1,612)    13,344      12,679      64,839
    Futures................................................................   (3,469)        --           4          --
    Translation of Foreign Currency Denominated Amounts....................     (191)        --          --          --
                                                                             -------    -------    --------    --------
  Net Realized and Unrealized Gain (Loss)..................................    8,623     15,372     417,141     165,078
                                                                             -------    -------    --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 9,187    $19,400    $570,510    $205,245
                                                                             =======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                 U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                 Cap Value  Equity 1  Equity 2    Equity
                                                                 Portfolio  Portfolio Portfolio  Portfolio
                                                                 ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Taxes Withheld of $34, $24, $25 and $4,
   respectively)................................................ $  93,143  $112,024  $129,387   $ 32,072
  Interest......................................................        --         4         3         --
  Income from Securities Lending................................     4,177     3,058     4,314      1,649
                                                                 ---------  --------  --------   --------
     Total Investment Income....................................    97,320   115,086   133,704     33,721
                                                                 ---------  --------  --------   --------
Expenses
  Investment Advisory Services Fees.............................    29,238     9,891    13,555      5,346
  Accounting & Transfer Agent Fees..............................       332       329       383        104
  Custodian Fees................................................        84        71        82         36
  Filing Fees...................................................        74        81       101         35
  Shareholders' Reports.........................................       108        71        87         39
  Directors'/Trustees' Fees & Expenses..........................        43        43        50         13
  Professional Fees.............................................       106        99       120         32
  Other.........................................................       156       152       178         50
                                                                 ---------  --------  --------   --------
     Total Expenses.............................................    30,141    10,737    14,556      5,655
                                                                 ---------  --------  --------   --------
  Net Investment Income (Loss)..................................    67,179   104,349   119,148     28,066
                                                                 ---------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   449,654    86,839   119,176     52,746
    Futures.....................................................    (2,510)       --     1,793       (811)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................  (162,368)  346,056   369,254     49,804
                                                                 ---------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss).......................   284,776   432,895   490,223    101,739
                                                                 ---------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $ 351,955  $537,244  $609,371   $129,805
                                                                 =========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $13, $8, $0 and $4,006,
   respectively)...............................................   $ 72,840      $ 34,362     $136,193    $ 46,151
  Income from Securities Lending...............................      6,710         3,508          390       1,498
                                                                  --------      --------     --------    --------
     Total Investment Income...................................     79,550        37,870      136,583      47,649
                                                                  --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees............................     17,189        12,623        5,934       3,955
  Accounting & Transfer Agent Fees.............................        279           146          199          96
  Custodian Fees...............................................         77            44           37         148
  Filing Fees..................................................         57            41           50          29
  Shareholders' Reports........................................         94            53           80          58
  Directors'/Trustees' Fees & Expenses.........................         36            19           26          12
  Professional Fees............................................         87            48           59          30
  Other........................................................        136            71           94          54
                                                                  --------      --------     --------    --------
     Total Expenses............................................     17,955        13,045        6,479       4,382
                                                                  --------      --------     --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (196)         --
  Fees Paid Indirectly (Note C)................................         --            --           --          (7)
                                                                  --------      --------     --------    --------
  Net Expenses.................................................     17,955        13,045        6,283       4,375
                                                                  --------      --------     --------    --------
  Net Investment Income (Loss).................................     61,595        24,825      130,300      43,274
                                                                  --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    262,832       186,042       (4,684)    (20,004)
    Futures....................................................         --        (2,258)          --         769
    Foreign Currency Transactions..............................         --            --           --        (569)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     86,745       (25,992)      35,996     148,032
    Translation of Foreign Currency Denominated Amounts........         --            --           --         317
                                                                  --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss)......................    349,577       157,792       31,312     128,545
                                                                  --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $411,172      $182,617     $161,612    $171,819
                                                                  ========      ========     ========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     International  Japanese  Asia Pacific
                                                                       International     Small       Small       Small
                                                                        Core Equity     Company     Company     Company
                                                                         Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                       ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $8,657, $519 and $111,
     respectively)....................................................         --      $111,084     $ 4,680     $ 4,990
    Income from Securities Lending....................................         --         9,391         448         414
    Expenses Allocated from Affiliated Investment Companies...........         --        (5,420)       (311)       (194)
                                                                         --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies............................................         --       115,055       4,817       5,210
                                                                         --------      --------     -------     -------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $15,460, $0, $0 and $0,
   respectively)......................................................   $182,091            --          --          --
  Interest............................................................          2             9          --          --
  Income from Securities Lending......................................      8,610            --          --          --
                                                                         --------      --------     -------     -------
     Total Investment Income..........................................    190,703             9          --          --
                                                                         --------      --------     -------     -------
Fund Expenses
  Investment Advisory Services Fees...................................     22,135            --          --          --
  Administrative Services Fees........................................         --        17,485         960         574
  Accounting & Transfer Agent Fees....................................        363            30           4           4
  Custodian Fees......................................................        764             1          --          --
  Filing Fees.........................................................        110            54          10          10
  Shareholders' Reports...............................................        115           108           2           3
  Directors'/Trustees' Fees & Expenses................................         46            32           2           1
  Professional Fees...................................................        116            20           2           2
  Other...............................................................        194           111           6           5
                                                                         --------      --------     -------     -------
     Total Expenses...................................................     23,843        17,841         986         599
                                                                         --------      --------     -------     -------
  Fees Paid Indirectly (Note C).......................................        (23)           --          --          --
                                                                         --------      --------     -------     -------
  Net Expenses........................................................     23,820        17,841         986         599
                                                                         --------      --------     -------     -------
  Net Investment Income (Loss)........................................    166,883        97,223       3,831       4,611
                                                                         --------      --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................    138,114       317,803       8,141      (2,001)
    Futures...........................................................         --        (4,583)         --          --
    Foreign Currency Transactions.....................................     (1,812)       (2,994)          3        (163)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................    502,048       228,991      21,325      (4,918)
    Futures...........................................................         --            (5)         --          --
    Translation of Foreign Currency Denominated Amounts...............      1,140           775          79           1
                                                                         --------      --------     -------     -------
  Net Realized and Unrealized Gain (Loss).............................    639,490       539,987      29,548      (7,081)
                                                                         --------      --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................   $806,373      $637,210     $33,379     $(2,470)
                                                                         ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA          DFA
                                                                      Kingdom   Continental International   Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................   $  607     $ 2,155           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $122,372
    Income from Securities Lending..................................        7         293           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (122)          --           --
                                                                       ------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      595       2,326           --      122,372
                                                                       ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................       --          --     $ 63,774          797
  Income from Securities Lending....................................       --          --        1,378           --
                                                                       ------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       65,152          797
                                                                       ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees.................................       --          --        4,994        4,397
  Administrative Services Fees......................................       67         392           --           --
  Accounting & Transfer Agent Fees..................................        2           3           97           13
  Custodian Fees....................................................       --          --          204            1
  Filing Fees.......................................................        8          11           34           44
  Shareholders' Reports.............................................        1           2           37           52
  Directors'/Trustees' Fees & Expenses..............................       --           1           12           13
  Professional Fees.................................................        1           1           30            8
  Other.............................................................        1           3           52           33
                                                                       ------     -------     --------     --------
     Total Expenses.................................................       80         413        5,460        4,561
                                                                       ------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................       (2)         --           --       (3,559)
  Fees Paid Indirectly (Note C).....................................       --          --           (8)          --
                                                                       ------     -------     --------     --------
  Net Expenses......................................................       78         413        5,452        1,002
                                                                       ------     -------     --------     --------
  Net Investment Income (Loss)......................................      517       1,913       59,700      122,167
                                                                       ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,823       7,640      (17,397)          80
    Futures.........................................................       --        (267)          --           --
    Foreign Currency Transactions...................................      (11)        (56)        (852)          --
    In-Kind Redemptions.............................................       --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................      432      15,005       80,713      (32,470)
    Futures.........................................................       --           4           --           --
    Translation of Foreign Currency Denominated Amounts.............        5          10          422           --
                                                                       ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................    2,249      22,336       62,886      (32,390)
                                                                       ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $2,766     $24,249     $122,586     $ 89,777
                                                                       ======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................         --
    Income Distributions Received from Affiliated Investment
     Companies......................................................         --
    Income from Securities Lending..................................         --
    Expenses Allocated from Affiliated Investment Company...........         --
                                                                       --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................         --
                                                                       --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................   $155,153
  Income from Securities Lending....................................      8,719
                                                                       --------
     Total Fund Investment Income...................................    163,872
                                                                       --------
Fund Expenses
  Investment Advisory Services Fees.................................     38,530
  Administrative Services Fees......................................         --
  Accounting & Transfer Agent Fees..................................        343
  Custodian Fees....................................................        814
  Filing Fees.......................................................         83
  Shareholders' Reports.............................................        127
  Directors'/Trustees' Fees & Expenses..............................         44
  Professional Fees.................................................        115
  Other.............................................................        184
                                                                       --------
     Total Expenses.................................................     40,240
                                                                       --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................         --
  Fees Paid Indirectly (Note C).....................................        (22)
                                                                       --------
  Net Expenses......................................................     40,218
                                                                       --------
  Net Investment Income (Loss)......................................    123,654
                                                                       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    156,150
    Futures.........................................................     (5,555)
    Foreign Currency Transactions...................................     (3,205)
    In-Kind Redemptions.............................................    148,970
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    520,445
    Futures.........................................................         --
    Translation of Foreign Currency Denominated Amounts.............      1,436
                                                                       --------
  Net Realized and Unrealized Gain (Loss)...........................    818,241
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $941,895
                                                                       ========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       World ex U.S.
                                                           International World ex U.S.   Targeted    World ex U.S. World Core
                                                           Vector Equity     Value         Value      Core Equity    Equity
                                                             Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                           ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
    Dividends (Net of Taxes Withheld of $0, $134, $51,
     $0 and $0, respectively).............................         --       $1,497        $   360            --          --
    Income Distributions Received from Affiliated
     Investment Companies.................................         --          115          1,318       $   603      $  727
    Income from Securities Lending........................         --           56             66            --          --
    Expenses Allocated from Affiliated Investment
     Companies............................................         --         (107)           (47)           --          --
                                                              -------       ------        -------       -------      ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.....................         --        1,561          1,697           603         727
                                                              -------       ------        -------       -------      ------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $1,604, $0, $0,
   $652 and $0, respectively).............................    $19,660           --             --         7,115          --
  Income from Securities Lending..........................      1,000           --             --           271          --
                                                              -------       ------        -------       -------      ------
     Total Investment Income..............................     20,660           --             --         7,989          --
                                                              -------       ------        -------       -------      ------
Fund Expenses
  Investment Advisory Services Fees.......................      3,135          270            526         1,141         169
  Accounting & Transfer Agent Fees........................         48            3              4            16           6
  Custodian Fees..........................................        110            1              2           198          --
  Filing Fees.............................................         23            9             18            24          11
  Shareholders' Reports...................................         23            1              1             5           6
  Directors'/Trustees' Fees & Expenses....................          5           --              1             2          --
  Professional Fees.......................................         13            4              5             5           3
  Other...................................................         32            2              3             9           1
                                                              -------       ------        -------       -------      ------
     Total Expenses.......................................      3,389          290            560         1,400         196
                                                              -------       ------        -------       -------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...............................................         --         (123)          (433)         (282)       (173)
  Fees Paid Indirectly (Note C)...........................         (3)          --             --            (5)         --
                                                              -------       ------        -------       -------      ------
  Net Expenses............................................      3,386          167            127         1,113          23
                                                              -------       ------        -------       -------      ------
  Net Investment Income (Loss)............................     17,274        1,394          1,570         6,876         704
                                                              -------       ------        -------       -------      ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies...................................         --          169          1,932            --         171
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      3,397          669         (2,005)       (9,726)       (285)
    Futures...............................................         --           --             --           (69)         --
    Foreign Currency Transactions.........................       (372)         (42)            (6)         (253)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     75,678        4,015         12,608        52,042       6,310
    Translation of Foreign Currency Denominated
     Amounts..............................................        111            9             --            23          --
                                                              -------       ------        -------       -------      ------
  Net Realized and Unrealized Gain (Loss).................     78,814        4,820         12,529        42,017       6,196
                                                              -------       ------        -------       -------      ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..........................................    $96,088       $6,214        $14,099       $48,893      $6,900
                                                              =======       ======        =======       =======      ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging   Emerging
                                                                       Hedged      Emerging   Markets    Markets     Markets
                                                                    Global Equity  Markets   Small Cap    Value    Core Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $4,290, $3,700,
     $17,297 and $0, respectively).................................         --     $ 31,032   $ 33,900  $ 113,318         --
    Income Distributions Received from Affiliated Investment
     Companies.....................................................    $ 1,176           --         --         --         --
    Interest.......................................................         --            5         --          3         --
    Income from Securities Lending.................................         --        2,468     15,132     13,539         --
    Expenses Allocated from Affiliated Investment Companies........         --       (3,095)    (6,611)   (13,948)        --
                                                                       -------     --------   --------  ---------   --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................      1,176       30,410     42,421    112,912         --
                                                                       -------     --------   --------  ---------   --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $0, $0 and $15,986,
   respectively)...................................................         --           --         --         --   $119,079
  Interest.........................................................          3           --         --         --          5
  Income from Securities Lending...................................         --           --         --         --     21,075
                                                                       -------     --------   --------  ---------   --------
     Total Fund Investment Income..................................          3           --         --         --    140,159
                                                                       -------     --------   --------  ---------   --------
Fund Expenses
  Investment Advisory Services Fees................................        253           --         --         --     43,141
  Administrative Services Fees.....................................         --        8,103     11,188     35,335         --
  Accounting & Transfer Agent Fees.................................          3           15         17         58        451
  Custodian Fees...................................................         --           --         --         --      3,262
  Shareholder Servicing Fees --
    Class R2 Shares................................................         --           --         --        119         --
  Filing Fees......................................................         10           39         46         74        110
  Shareholders' Reports............................................          1           73         39        137        161
  Directors'/Trustees' Fees & Expenses.............................          1           15         18         65         57
  Professional Fees................................................          4            8          9         31        178
  Other............................................................          2           49         59        214        228
                                                                       -------     --------   --------  ---------   --------
     Total Expenses................................................        274        8,302     11,376     36,033     47,588
                                                                       -------     --------   --------  ---------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................       (210)          --         --         --         --
  Fees Paid Indirectly (Note C)....................................         --           --         --         --        (47)
                                                                       -------     --------   --------  ---------   --------
  Net Expenses.....................................................         64        8,302     11,376     36,033     47,541
                                                                       -------     --------   --------  ---------   --------
  Net Investment Income (Loss).....................................      1,115       22,108     31,045     76,879     92,618
                                                                       -------     --------   --------  ---------   --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        469           --         --         --         --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................       (251)      (7,562)   130,012   (349,708)    (7,484)
    Futures........................................................        248        2,301         --         --         --
    Foreign Currency Transactions..................................      2,652       (1,089)    (1,036)    (2,551)    (1,464)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................      7,197       85,333    165,394    822,207    501,108
    Futures........................................................        (49)           4         --         --         --
    Translation of Foreign Currency Denominated Amounts............       (818)          30        145         59         50
                                                                       -------     --------   --------  ---------   --------
  Net Realized and Unrealized Gain (Loss)..........................      9,448       79,017    294,515    470,007    492,210
                                                                       -------     --------   --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $10,563     $101,125   $325,560  $ 546,886   $584,828
                                                                       =======     ========   ========  =========   ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large     U.S. Large Cap       U.S. Large Cap Value
                                                  Company Portfolio     Equity Portfolio            Portfolio
                                                --------------------  --------------------  ------------------------
                                                Six Months    Year    Six Months    Year    Six Months       Year
                                                   Ended     Ended       Ended     Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                   2015       2014       2015       2014       2015          2014
                                                ----------- --------  ----------- --------  -----------  -----------
                                                (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    564   $  1,136   $  4,028   $  3,451  $   153,369  $   238,575
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................     1,844        643      1,661        563      404,525      600,495
   Futures.....................................    11,422     31,175        367         --          (67)          --
   Foreign Currency Transactions...............       629       (151)        --         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    (1,612)       332     13,344     24,836       12,679    1,088,709
   Futures.....................................    (3,469)      (852)        --         --            4           --
   Translation of Foreign Currency
    Denominated Amounts........................      (191)       408         --         --           --           --
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     9,187     32,691     19,400     28,850      570,510    1,927,779
                                                 --------   --------   --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (572)      (903)    (3,235)    (3,170)    (150,922)    (230,364)
  Net Short-Term Gains:
   Institutional Class Shares..................   (10,591)        --       (285)       (40)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................   (16,610)        --       (266)        --      (86,223)          --
                                                 --------   --------   --------   --------  -----------  -----------
     Total Distributions.......................   (27,773)      (903)    (3,786)    (3,210)    (237,145)    (230,364)
                                                 --------   --------   --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    25,900     36,703    311,765    134,371    1,936,199    3,477,302
  Shares Issued in Lieu of Cash Distributions..    24,218        757      3,649      3,180      217,906      209,934
  Shares Redeemed..............................   (32,680)   (65,369)   (58,892)   (23,643)  (1,876,152)  (2,200,742)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    17,438    (27,909)   256,522    113,908      277,953    1,486,494
                                                 --------   --------   --------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (1,148)     3,879    272,136    139,548      611,318    3,183,909
Net Assets
  Beginning of Period..........................   216,719    212,840    274,955    135,407   15,146,981   11,963,072
                                                 --------   --------   --------   --------  -----------  -----------
  End of Period................................  $215,571   $216,719   $547,091   $274,955  $15,758,299  $15,146,981
                                                 ========   ========   ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     1,994      2,890     24,322     11,205       57,146      108,157
  Shares Issued in Lieu of Cash Distributions..     2,070         60        290        265        6,679        6,479
  Shares Redeemed..............................    (2,641)    (5,263)    (4,522)    (1,962)     (55,447)     (68,360)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,423     (2,313)    20,090      9,508        8,378       46,276
                                                 ========   ========   ========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $    141   $    149   $  1,295   $    502  $    35,109  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value     U.S. Small Cap Value
                                                       Portfolio                Portfolio         U.S. Core Equity 1 Portfolio
                                                ----------------------  ------------------------  ---------------------------
                                                Six Months     Year     Six Months       Year     Six Months         Year
                                                   Ended      Ended        Ended        Ended        Ended          Ended
                                                 April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2015        2014        2015          2014        2015            2014
                                                ----------- ----------  -----------  -----------  -----------    -----------
                                                (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   40,167  $   44,264  $    67,179  $    70,490  $   104,349    $   146,885
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    101,300     262,739      449,654      462,894       86,839         51,551
   Futures.....................................     (1,061)         --       (2,510)     (12,757)          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................     64,839     116,751     (162,368)     404,462      346,056      1,034,068
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    205,245     423,754      351,955      925,089      537,244      1,232,504
                                                ----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (160)        (80)          --           --           --             --
   Class R2 Shares.............................       (401)       (330)          --           --           --             --
   Institutional Class Shares..................    (33,047)    (37,254)     (49,002)     (63,952)     (98,354)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares.............................        (49)        (32)          --           --           --             --
   Class R2 Shares.............................       (144)        (84)          --           --           --             --
   Institutional Class Shares..................     (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,235)       (544)          --           --           --             --
   Class R2 Shares.............................     (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares..................   (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (280,867)   (289,023)    (476,117)    (510,257)    (147,823)      (170,606)
                                                ----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,187,607   1,893,177    1,371,502    2,936,905    2,059,434      3,297,271
  Shares Issued in Lieu of Cash Distributions..    267,131     271,172      428,990      463,121      140,798        161,062
  Shares Redeemed..............................   (564,385)   (921,922)    (946,674)  (1,829,533)    (806,541)    (1,305,580)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    890,353   1,242,427      853,818    1,570,493    1,393,691      2,152,753
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    814,731   1,377,158      729,656    1,985,325    1,783,112      3,214,651
Net Assets
  Beginning of Period..........................  5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                                ----------  ----------  -----------  -----------   -----------   -----------
  End of Period................................ $6,405,638  $5,590,907  $12,241,962  $11,512,306  $12,563,942    $10,780,830
                                                ==========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     52,690      83,026       39,093       83,520      114,197        195,985
  Shares Issued in Lieu of Cash Distributions..     12,769      12,467       13,072       13,724        8,067          9,673
  Shares Redeemed..............................    (25,253)    (40,542)     (27,125)     (52,171)     (44,733)       (77,540)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     40,206      54,951       25,040       45,073       77,531        128,118
                                                ==========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $   12,678  $    6,119  $    22,137  $     3,960  $    25,698    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2015            2014         2015           2014          2015          2014
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   119,148    $   177,308   $   28,066     $   40,510    $    61,595  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     119,176         91,185       52,746        115,011        262,832      281,378
    Futures...............................       1,793             --         (811)            --             --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     369,254      1,187,562       49,804        197,283         86,745      332,001
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     609,371      1,456,055      129,805        352,804        411,172      685,496
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (111,046)      (165,687)     (25,546)       (37,709)       (53,935)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares............          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares............     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (200,903)      (268,950)    (134,591)       (78,167)      (322,247)    (304,305)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   1,966,628      2,965,961      441,647        798,485      1,586,732    2,450,541
  Shares Issued in Lieu of Cash
   Distributions..........................     198,218        265,683      133,755         77,784        303,116      285,840
  Shares Redeemed.........................    (994,899)    (1,489,137)    (320,001)      (543,429)      (810,067)  (1,316,683)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,169,947      1,742,507      255,401        332,840      1,079,781    1,419,698
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,578,415      2,929,612      250,615        607,477      1,168,706    1,800,889
Net Assets
  Beginning of Period.....................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $14,497,591    $12,919,176   $3,751,934     $3,501,319    $10,416,422  $ 9,247,716
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     111,535        178,876       26,261         48,426         50,701       80,252
  Shares Issued in Lieu of Cash
   Distributions..........................      11,709         16,353        8,439          4,849         10,250        9,623
  Shares Redeemed.........................     (56,509)       (89,926)     (19,188)       (33,059)       (25,809)     (43,155)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,735        105,303       15,512         20,216         35,142       46,720
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    30,115    $    22,013   $    7,019     $    4,499    $    13,541  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2015         2014        2015          2014         2015        2014
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   24,825   $   33,465  $  130,300    $  135,078   $   43,274  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    186,042      293,787      (4,684)       51,264      (20,004)     (5,883)
    Futures....................................     (2,258)        (692)         --          (553)         769          --
    Foreign Currency Transactions..............         --           --          --            --         (569)     (1,034)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (25,992)      40,078      35,996       857,969      148,032     (85,773)
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --          --            --          317        (232)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    182,617      366,638     161,612     1,043,758      171,819       7,224
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (20,379)     (30,943)   (148,932)     (156,934)     (23,892)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares.................         --      (12,783)         --            --           --          --
  Net Long-Term Gains:
    Institutional Class Shares.................   (278,652)    (200,738)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Distributions.......................   (299,031)    (244,464)   (148,932)     (156,934)     (23,892)    (98,177)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    344,949      732,739     656,000     1,531,390      521,800     711,014
  Shares Issued in Lieu of Cash
   Distributions...............................    277,905      228,631     146,486       154,320       21,728      89,712
  Shares Redeemed..............................   (383,403)    (750,348)   (625,239)     (642,193)    (470,912)   (337,040)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    239,451      211,022     177,247     1,043,517       72,616     463,686
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    123,037      333,196     189,927     1,930,341      220,543     372,733
Net Assets
  Beginning of Period..........................  5,029,027    4,695,831   6,607,759     4,677,418    3,127,847   2,755,114
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $5,152,064   $5,029,027  $6,797,686    $6,607,759   $3,348,390  $3,127,847
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,744       37,333      19,260        53,449       24,469      31,887
  Shares Issued in Lieu of Cash
   Distributions...............................     15,215       11,975       4,518         5,604        1,063       3,956
  Shares Redeemed..............................    (19,846)     (38,226)    (18,462)      (22,496)     (21,806)    (15,048)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     13,113       11,082       5,316        36,557        3,726      20,795
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    6,987   $    2,541  $    4,909    $   23,541   $   26,965  $    7,583

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity    International Small    Japanese Small Company
                                                       Portfolio             Company Portfolio           Portfolio
                                               ------------------------  ------------------------  --------------------
                                               Six Months       Year     Six Months       Year     Six Months     Year
                                                  Ended        Ended        Ended        Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                                  2015          2014        2015          2014        2015        2014
                                               -----------  -----------  -----------  -----------  -----------  --------
                                               (Unaudited)               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   166,883  $   335,306  $    97,223  $   194,864   $  3,831    $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold................     138,114     (183,788)     317,803      303,846      8,141       9,738
    Futures...................................          --           --       (4,583)        (945)        --          --
    Foreign Currency Transactions.............      (1,812)      (1,661)      (2,994)        (909)         3        (118)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     502,048     (293,395)     228,991     (612,635)    21,325      (8,349)
    Futures...................................          --           --           (5)          --         --          --
    Translation of Foreign Currency
     Denominated Amounts......................       1,140         (699)         775         (606)        79        (112)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     806,373     (144,237)     637,210     (116,385)    33,379       6,660
                                               -----------  -----------  -----------  -----------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................     (94,872)    (320,068)    (126,663)    (190,299)    (7,758)    (11,539)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --      (27,069)     (27,834)        --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (250,320)    (211,626)        --          --
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Distributions......................     (94,872)    (320,068)    (404,052)    (429,759)    (7,758)    (11,539)
                                               -----------  -----------  -----------  -----------   --------    --------
Capital Share Transactions (1):
  Shares Issued...............................   2,756,427    4,323,558      927,051    1,513,008      6,650     176,108
  Shares Issued in Lieu of Cash
   Distributions..............................      90,916      309,979      393,836      418,230      7,251      10,648
  Shares Redeemed.............................  (1,670,322)  (1,383,156)  (1,087,304)  (1,061,294)   (52,149)    (87,819)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Capital
      Share Transactions......................   1,177,021    3,250,381      233,583      869,944    (38,248)     98,937
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Increase (Decrease) in Net
      Assets..................................   1,888,522    2,786,076      466,741      323,800    (12,627)     94,058
Net Assets
  Beginning of Period.........................  12,294,542    9,508,466    8,844,517    8,520,717    508,190     414,132
                                               -----------  -----------  -----------  -----------   --------    --------
  End of Period............................... $14,183,064  $12,294,542  $ 9,311,258  $ 8,844,517   $495,563    $508,190
                                               ===========  ===========  ===========  ===========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     229,580      340,141       53,097       78,077        353       9,215
  Shares Issued in Lieu of Cash
   Distributions..............................       7,933       23,911       23,782       22,420        406         579
  Shares Redeemed.............................    (138,744)    (108,799)     (61,818)     (54,917)    (2,777)     (4,681)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................      98,769      255,253       15,061       45,580     (2,018)      5,113
                                               ===========  ===========  ===========  ===========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   112,724  $    40,713  $     6,786  $    36,226   $ (1,404)   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2015          2014         2015       2014      2015         2014
                                                -----------    --------    ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $   4,611     $ 13,132      $   517   $   952   $  1,913     $  3,584
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     (2,001)         227        1,823     2,353      7,640        5,664
    Futures....................................         --           --           --        --       (267)         (53)
    Foreign Currency Transactions..............       (163)          --          (11)       (4)       (56)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     (4,918)     (25,748)         432    (2,920)    15,005      (13,937)
    Futures....................................         --           --           --        --          4           --
    Translation of Foreign Currency
     Denominated Amounts.......................          1           (4)           5        (1)        10           (9)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     (2,470)     (12,393)       2,766       380     24,249       (4,771)
                                                 ---------      --------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (16,487)     (12,860)        (554)     (919)      (354)      (3,660)
  Net Short-Term Gains:
    Institutional Class Shares.................         --           --          (57)       --         --           --
  Net Long-Term Gains:
    Institutional Class Shares.................         --           --       (2,151)     (406)        --           --
                                                 ---------      --------     -------   -------   --------      --------
     Total Distributions.......................    (16,487)     (12,860)      (2,762)   (1,325)      (354)      (3,660)
                                                 ---------      --------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................      7,626       80,887        2,896     5,784     68,682       23,560
  Shares Issued in Lieu of Cash Distributions..     15,524       12,189        2,149     1,013        294        3,003
  Shares Redeemed..............................   (101,326)     (34,872)      (3,386)   (7,898)   (14,006)     (19,977)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    (78,176)      58,204        1,659    (1,101)    54,970        6,586
                                                 ---------      --------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    (97,133)      32,951        1,663    (2,046)    78,865       (1,845)
Net Assets
  Beginning of Period..........................    364,117      331,166       35,050    37,096    168,961      170,806
                                                 ---------      --------     -------   -------   --------      --------
  End of Period................................  $ 266,984     $364,117      $36,713   $35,050   $247,826     $168,961
                                                 =========      ========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        367        3,484           86       151      3,444        1,098
  Shares Issued in Lieu of Cash Distributions..        792          549           68        27         16          133
  Shares Redeemed..............................     (4,968)      (1,459)        (100)     (206)      (698)        (926)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     (3,809)       2,574           54       (28)     2,762          305
                                                 =========      ========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $  (4,831)    $  7,045      $    69   $   106   $  1,678     $    119

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2015          2014          2015        2014        2015          2014
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   59,700    $  105,809    $  122,167  $   82,794  $   123,654  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,397)        3,629            80      (2,790)     156,150      220,979
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........       (852)         (581)           --          --       (3,205)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      148,970           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     80,713        99,706       (32,470)    305,008      520,445     (457,867)
    Translation of Foreign Currency
     Denominated Amounts..................        422          (267)           --          --        1,436         (878)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    122,586       208,296        89,777     385,012      941,895      (26,745)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (140,423)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (347,503)    (367,312)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    480,363     1,020,832       721,079   1,203,232    1,532,705    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      316,064      335,987
  Shares Redeemed.........................   (231,208)     (298,766)     (367,181)   (364,111)  (1,204,579)  (1,528,972)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    430,404       827,366       475,806     909,789      644,190      929,929
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    370,266       929,399       441,302   1,222,765    1,238,582      535,872
Net Assets
  Beginning of Period.....................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $3,458,642    $3,088,376    $3,746,774  $3,305,472  $12,923,353  $11,684,771
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     88,117       190,067        66,604     123,414       79,884      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       17,549       16,875
  Shares Redeemed.........................    (42,844)      (56,784)      (34,108)    (37,911)     (63,085)     (74,184)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     80,264       154,773        44,380      93,711       34,348       45,110
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (276,194)   $ (153,170)   $   19,670  $   21,784  $     3,808  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                            Portfolio                  Portfolio          Value Portfolio
                                                     --------------------------  --------------------  --------------------
                                                     Six Months       Year       Six Months    Year    Six Months     Year
                                                        Ended        Ended          Ended     Ended       Ended      Ended
                                                      April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                        2015          2014          2015       2014       2015        2014
                                                     -----------    ----------   ----------- --------  -----------  --------
                                                     (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   17,274    $   32,958     $  1,394   $  4,175   $  1,570    $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --          169        157      1,932         983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      3,397        14,492          669      1,007     (2,005)     (2,175)
    Futures.........................................         --            --           --          1         --           1
    Foreign Currency Transactions...................       (372)         (376)         (42)       (40)        (6)         (9)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.......................................     75,678       (66,559)       4,015     (6,120)    12,608      (4,735)
    Futures.........................................         --            --           --          1         --          --
    Translation of Foreign Currency Denominated
     Amounts........................................        111           (93)           9        (12)        --          --
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     96,088       (19,578)       6,214       (831)    14,099      (3,358)
                                                     ----------     ----------    --------   --------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (8,980)      (31,342)        (944)    (4,113)    (1,813)     (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)          --         --         --         (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)          --         --       (408)     (1,147)
                                                     ----------     ----------    --------   --------   --------    --------
     Total Distributions............................    (21,165)      (39,235)        (944)    (4,113)    (2,221)     (3,677)
                                                     ----------     ----------    --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................    394,644       399,996       12,133     10,506    105,252      99,296
  Shares Issued in Lieu of Cash Distributions.......     20,977        38,822          944      4,102      2,222       3,678
  Shares Redeemed...................................   (129,258)     (165,226)      (6,443)   (13,300)   (43,417)    (40,853)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    286,363       273,592        6,634      1,308     64,057      62,121
                                                     ----------     ----------    --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets........    361,286       214,779       11,904     (3,636)    75,935      55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774      113,951    117,587    151,096      96,010
                                                     ----------     ----------    --------   --------   --------    --------
  End of Period..................................... $1,666,839    $1,305,553     $125,855   $113,951   $227,031    $151,096
                                                     ==========     ==========    ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     35,485        33,823        1,077        889      8,977       7,921
  Shares Issued in Lieu of Cash Distributions.......      2,013         3,246           89        340        199         299
  Shares Redeemed...................................    (11,793)      (13,983)        (582)    (1,114)    (3,751)     (3,412)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     25,705        23,086          584        115      5,425       4,808
                                                     ==========     ==========    ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   12,974    $    4,680     $    793   $    343   $    (25)   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          World ex U.S. Core    World Core Equity    Selectively Hedged
                                           Equity Portfolio         Portfolio       Global Equity Portfolio
                                         --------------------  -------------------  ----------------------
                                         Six Months    Year    Six Months    Year   Six Months     Year
                                            Ended     Ended       Ended     Ended      Ended      Ended
                                          April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,   Oct. 31,
                                            2015       2014       2015       2014      2015        2014
                                         ----------- --------  ----------- -------- -----------  --------
                                         (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........  $  6,876   $  6,084   $    704   $   341   $  1,115    $  2,127
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................        --         --        171         3        469         342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........    (9,726)      (107)      (285)      247       (251)      1,409
   Futures..............................       (69)        --         --        --        248         572
   Foreign Currency Transactions........      (253)        --         --        --      2,652       1,469
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    52,042    (13,820)     6,310    (2,851)     7,197       1,003
   Futures..............................        --         --         --        --        (49)        (82)
   Translation of Foreign Currency
    Denominated Amounts.................        23         --         --        --       (818)        610
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    48,893     (7,843)     6,900    (2,260)    10,563       7,450
                                          --------   --------   --------   -------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (1,911)    (6,099)      (706)     (348)    (4,603)     (1,858)
  Net Short-Term Gains:
   Institutional Class Shares...........        --        (64)       (12)      (10)      (365)       (281)
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --       (232)      (14)    (1,915)       (539)
                                          --------   --------   --------   -------   --------    --------
    Total Distributions.................    (1,911)    (6,163)      (950)     (372)    (6,883)     (2,678)
                                          --------   --------   --------   -------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................   433,526    312,847     62,450    79,069     56,248      71,131
  Shares Issued in Lieu of Cash
   Distributions........................     1,905      6,153        950       372      6,883       2,678
  Shares Redeemed.......................   (48,016)   (28,066)    (3,664)   (2,830)   (13,430)    (22,653)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........   387,415    290,934     59,736    76,611     49,701      51,156
                                          --------   --------   --------   -------   --------    --------
    Total Increase (Decrease) in Net
     Assets.............................   434,397    276,928     65,686    73,979     53,381      55,928
Net Assets
  Beginning of Period...................   406,648    129,720     75,707     1,728    147,276      91,348
                                          --------   --------   --------   -------   --------    --------
  End of Period.........................  $841,045   $406,648   $141,393   $75,707   $200,657    $147,276
                                          ========   ========   ========   =======   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................    41,687     28,743      4,730     5,733      4,036       5,123
  Shares Issued in Lieu of Cash
   Distributions........................       189        556         74        27        532         205
  Shares Redeemed.......................    (4,643)    (2,595)      (274)     (216)      (982)     (1,662)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................    37,233     26,704      4,530     5,544      3,586       3,666
                                          ========   ========   ========   =======   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................  $  4,963   $     (2)  $     (2)  $    --   $   (457)   $  3,031

                                            Emerging Markets
                                                Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2015        2014
                                         ----------- ----------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   22,108  $   81,253
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (7,562)    (24,604)
   Futures..............................      2,301          --
   Foreign Currency Transactions........     (1,089)       (658)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     85,333      12,634
   Futures..............................          4          --
   Translation of Foreign Currency
    Denominated Amounts.................         30         (12)
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    101,125      68,613
                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (20,540)    (77,881)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          --
  Net Long-Term Gains:
   Institutional Class Shares...........         --     (21,358)
                                         ----------  ----------
    Total Distributions.................    (20,540)    (99,239)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    754,222   1,057,534
  Shares Issued in Lieu of Cash
   Distributions........................     19,042      92,820
  Shares Redeemed.......................   (643,425)   (701,770)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    129,839     448,584
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    210,424     417,958
Net Assets
  Beginning of Period...................  4,073,698   3,655,740
                                         ----------  ----------
  End of Period......................... $4,284,122  $4,073,698
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     29,560      40,611
  Shares Issued in Lieu of Cash
   Distributions........................        794       3,453
  Shares Redeemed.......................    (25,226)    (26,688)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      5,128      17,376
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    8,221  $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                    Cap Portfolio              Portfolio             Equity Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year      Six Months      Year      Six Months      Year
                                                 Ended       Ended        Ended        Ended        Ended        Ended
                                               April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2015        2014         2015         2014         2015         2014
                                               ----------  ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   31,045  $   89,085  $    76,879  $   447,291  $    92,618  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    130,012      98,856     (349,708)    (519,942)      (7,484)    (111,516)
   Futures....................................         --          --           --          499           --           --
   Foreign Currency Transactions..............     (1,036)       (968)      (2,551)      (4,493)      (1,464)      (2,722)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    165,394      21,383      822,207     (179,006)     501,108      123,834
   Futures....................................         --          (4)          --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.......................        145        (137)          59          (29)          50         (212)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,560     208,215      546,886     (255,680)     584,828      312,264
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................         --          --       (1,052)      (1,989)          --           --
   Institutional Class Shares.................    (49,507)    (83,100)    (206,913)    (405,752)     (88,437)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares............................         --          --           --          (62)          --           --
   Institutional Class Shares.................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares............................         --          --           --       (1,472)          --           --
   Institutional Class Shares.................    (88,636)    (63,095)          --     (262,348)          --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................   (141,507)   (146,195)    (207,965)    (682,745)     (88,437)    (287,956)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    784,163   1,042,130    2,036,192    3,257,115    2,842,178    4,643,693
  Shares Issued in Lieu of Cash Distributions.    132,937     135,989      196,000      647,473       82,549      266,070
  Shares Redeemed.............................   (324,712)   (421,399)  (2,161,892)  (3,488,728)  (1,663,086)  (2,227,486)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    592,388     756,720       70,300      415,860    1,261,641    2,682,277
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    776,441     818,740      409,221     (522,565)   1,758,032    2,706,585
Net Assets
  Beginning of Period.........................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $5,637,044  $4,860,603  $19,155,563  $18,746,342  $17,485,579  $15,727,547
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     38,020      49,106       77,815      116,998      146,720      235,819
  Shares Issued in Lieu of Cash Distributions.      6,902       6,569        7,939       23,036        4,508       12,932
  Shares Redeemed.............................    (15,992)    (20,277)     (81,835)    (124,198)     (86,503)    (113,406)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     28,930      35,398        3,919       15,836       64,725      135,345
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $  (10,897) $    7,565  $   (93,643) $    37,443  $    32,711  $    28,530

----------
* Net of foreign capital gain taxes withheld of $--, $1,357, $--, $--, $-- and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year      Year
                                                                Ended       Ended     Ended     Ended     Ended     Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2015         2014      2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.65     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.03         0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.47         1.94      2.42      1.20      0.56      1.05
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.50         2.01      2.49      1.27      0.63      1.12
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.03)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................     (1.66)          --        --        --        --        --
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (1.69)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.46     $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      4.47%(D)    17.18%    26.99%    15.84%     8.41%    17.40%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $215,571     $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........      0.52%(E)     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................       108%(D)      202%      139%       76%      140%       78%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity Portfolio
                                                             ---------------------------------
                                                                                         Period
                                                             Six Months      Year       June 25,
                                                                Ended       Ended      2013(a) to
                                                              April 30,    Oct. 31,     Oct. 31,
                                                                2015         2014         2013
-----------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.65     $  11.07   $  10.00
                                                              --------     --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.12         0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.43         1.57       1.04
                                                              --------     --------   --------
   Total from Investment Operations.........................      0.55         1.78       1.10
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)       (0.20)     (0.03)
 Net Realized Gains.........................................     (0.02)          --         --
                                                              --------     --------   --------
   Total Distributions......................................     (0.12)       (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.08     $  12.65   $  11.07
===========================================================  ===========   ========  ==========
Total Return................................................      4.37%(D)    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $547,091     $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.18%(E)     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.80%(E)     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................         5%(D)        1%         0%(D)
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  U.S. Large Cap Value Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months         Year            Year            Year           Year
                                                        Ended          Ended           Ended           Ended          Ended
                                                      April 30,       Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                        2015            2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     33.75     $     29.72     $     22.34     $    19.29     $    18.58
                                                   -----------     -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.33            0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.91            4.02            7.38           3.04           0.70
                                                   -----------     -----------     -----------     ----------     ----------
   Total from Investment Operations...............        1.24            4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)          (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains...............................       (0.19)             --              --             --             --
                                                   -----------     -----------     -----------     ----------     ----------
   Total Distributions............................       (0.52)          (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     34.47     $     33.75     $     29.72     $    22.34     $    19.29
=================================================  ===========     ===========     ===========     ==========     ==========
Total Return......................................        3.76%(D)       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $15,758,299     $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets...........        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.98%(E)        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------------

                                                   -----------
                                                        Year
                                                       Ended
                                                      Oct. 31,
                                                        2010
-----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $    15.81
                                                   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.76
                                                   ----------
   Total from Investment Operations...............       3.09
-----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.32)
 Net Realized Gains...............................         --
                                                   ----------
   Total Distributions............................      (0.32)
-----------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.58
=================================================  ==========
Total Return......................................      19.72%
-----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,921,036
Ratio of Expenses to Average Net Assets...........       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.86%
-----------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 23.19     $ 22.63   $17.28  $ 15.32  $ 14.75  $ 11.73
                                                                -------     -------   ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14        0.18     0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.57        1.86     6.28     2.06     0.60     3.07
                                                                -------     -------   ------  -------  -------  -------
   Total from Investment Operations..........................      0.71        2.04     6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)      (0.16)   (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                                -------     -------   ------  -------  -------  -------
   Total Distributions.......................................     (1.13)      (1.48)   (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.77     $ 23.19   $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.50%(D)    9.47%   40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $31,180     $16,971   $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........      1.24%(E)    0.79%    1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  23.12     $ 22.57  $ 17.26  $ 15.31  $ 14.76   $11.74
                                                               --------     -------  -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.15     0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.56        1.84     6.31     2.05     0.60     3.07
                                                               --------     -------  -------  -------  -------   ------
   Total from Investment Operations..........................      0.69        1.99     6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.10)      (0.12)   (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                               --------     -------  -------  -------  -------   ------
   Total Distributions.......................................     (1.11)      (1.44)   (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  22.70     $ 23.12  $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.42%(D)    9.30%   40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $119,006     $82,977  $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........      1.12%(E)    0.64%    0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     U.S. Targeted Value Portfolio-Institutional Class Shares
                            -------------------------------------------------------------------------  ---------------
                             Six Months       Year        Year        Year        Year        Year       Six Months
                                Ended        Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015          2014        2013        2012        2011        2010          2015
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning
 of Period................. $    23.16     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     35.82
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.15           0.21        0.24        0.17        0.12        0.09         0.20
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       0.58           1.85        6.31        2.06        0.59        3.06         0.80
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.............       0.73           2.06        6.55        2.23        0.71        3.15         1.00
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.13)         (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.15)
  Net Realized Gains.......      (1.01)         (1.32)      (0.98)      (0.12)      (0.03)         --        (1.33)
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions.....      (1.14)         (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.48)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    22.75     $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.34
=========================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...............       3.60%(D)       9.58%      40.40%      14.78%       4.76%      27.02%        3.10%(D)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,255,452     $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $12,241,962
Ratio of Expenses to
 Average Net Assets........       0.37%(E)       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%(E)
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.38%(E)       0.90%       1.25%       1.03%       0.71%       0.69%        1.15%(E)
Portfolio Turnover Rate....          5%(D)         10%         16%         20%         23%         20%           8%(D)
-----------------------------------------------------------------------------------------------------------------------

                                    U.S. Small Cap Value Portfolio
                            ------------------------------------------------------------
                                Year        Year        Year        Year        Year
                               Ended       Ended       Ended       Ended       Ended
                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                2014        2013        2012        2011        2010
----------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $     34.48  $    26.57  $    23.50  $    22.49  $    17.69
                            -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.23        0.39        0.20        0.16        0.09
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        2.93        9.41        3.38        1.00        4.79
                            -----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............        3.16        9.80        3.58        1.16        4.88
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.22)      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --          --
                            -----------  ----------  ----------  ----------  ----------
   Total Distributions.....       (1.82)      (1.89)      (0.51)      (0.15)      (0.08)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     35.82  $    34.48  $    26.57  $    23.50  $    22.49
=========================== ===========  ==========  ==========  ==========  ==========
Total Return...............        9.49%      39.35%      15.60%       5.13%      27.69%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $11,512,306  $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to
 Average Net Assets........        0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets....................        0.66%       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate....           9%         14%         15%         14%         19%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Core Equity 1 Portfolio
                           ---------------------------------------------------------------------------  ---------------
                             Six Months        Year        Year        Year        Year        Year       Six Months
                                Ended         Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015           2014        2013        2012        2011        2010          2015
------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                  (Unaudited)
Net Asset Value,
 Beginning of Period...... $     17.71     $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     17.34
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.16            0.27        0.25        0.21        0.17        0.15         0.15
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.67            2.02        3.62        1.32        0.59        1.61         0.64
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total from
    Investment
    Operations............        0.83            2.29        3.87        1.53        0.76        1.76         0.79
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.15)          (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.15)
  Net Realized Gains......       (0.08)          (0.07)         --          --          --          --        (0.12)
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.23)          (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.27)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     18.31     $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.86
========================== ===========     ===========  ==========  ==========  ==========  ==========  ===========
Total Return..............        4.77%(D)       14.72%      32.32%      14.29%       7.47%      20.80%        4.61%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,563,942     $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $14,497,591
Ratio of Expenses to
 Average Net Assets.......        0.18%(E)        0.19%       0.19%       0.19%       0.20%       0.20%        0.21%(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.79%(E)        1.61%       1.79%       1.79%       1.49%       1.53%        1.76%(E)
Portfolio Turnover Rate...           1%(D)           5%          1%          3%          5%          4%           2%(D)
------------------------------------------------------------------------------------------------------------------------

                                    U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011        2010
---------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period...... $     15.62  $    11.99  $    10.61  $    10.06  $     8.39
                           -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16        0.14
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54        1.64
                           -----------  ----------  ----------  ----------  ----------
   Total from
    Investment
    Operations............        2.12        3.97        1.56        0.70        1.78
---------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.24)      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains......       (0.16)      (0.10)         --          --          --
                           -----------  ----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)      (0.11)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     17.34  $    15.62  $    11.99  $    10.61  $    10.06
========================== ===========  ==========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%      21.41%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate...           6%          3%          5%          9%          7%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015          2014        2013        2012        2011
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    17.04     $    15.62  $    11.61  $    10.28  $     9.82
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.13           0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.45           1.62        4.03        1.32        0.46
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.58           1.83        4.23        1.48        0.58
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.12)         (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.........................................      (0.53)         (0.22)      (0.02)         --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.65)         (0.41)      (0.22)      (0.15)      (0.12)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.97     $    17.04  $    15.62  $    11.61  $    10.28
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       3.69%(D)      11.91%      36.80%      14.55%       5.86%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,751,934     $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.58%(E)       1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.....................................          2%(D)         10%          3%          9%         10%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     8.03
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.79
                                                             ----------
   Total from Investment Operations.........................       1.89
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.10)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.10)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.82
===========================================================  ==========
Total Return................................................      23.65%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.13%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                                     --------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year        Year        Year        Year      Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2015          2014        2013        2012        2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     31.38     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89  $    20.10
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..        0.20           0.26        0.35        0.25        0.18        0.13        0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.06           2.27        8.13        2.53        1.49        4.17        0.57
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        1.26           2.53        8.48        2.78        1.67        4.30        0.67
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)         (0.24)      (0.36)      (0.22)      (0.18)      (0.13)      (0.08)
  Net Realized Gains................       (0.89)         (0.94)      (1.20)         --          --          --       (1.12)
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............       (1.06)         (1.18)      (1.56)      (0.22)      (0.18)      (0.13)      (1.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     31.58     $    31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.57
===================================  ===========     ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................        4.28%(D)       8.67%      39.03%      13.61%       8.76%      28.99%       3.74%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $10,416,422     $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457  $5,152,064
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets.................        1.25%(E)       0.86%       1.33%       1.14%       0.84%       0.76%       0.98%(E)
Portfolio Turnover Rate.............           5%(D)          9%         10%         16%         23%         19%          8%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                U.S. Micro Cap Portfolio
                                     -----------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                       Ended       Ended       Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.35        5.57        1.59        0.99        2.68
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.49        5.76        1.73        1.08        2.74
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains................      (0.90)      (0.76)         --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................       7.88%      41.34%      13.13%       8.85%      28.77%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net
 Assets.............................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate.............         12%         11%         15%         14%          9%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2015          2014        2013        2012        2011        2010         2015
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    32.24     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    21.59
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.63           0.72        0.67        0.57        0.40        0.58        0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.17           4.62        1.95        2.74        1.93        5.92        0.81
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.80           5.34        2.62        3.31        2.33        6.50        1.10
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    32.32     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    22.53
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       2.48%(D)      19.80%      10.28%      14.45%      11.09%      43.21%       5.18%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,797,686     $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552  $3,348,390
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.22%       0.32%       0.33%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.23%       0.32%       0.33%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.73%(E)       2.48%       2.42%       2.29%       1.76%       3.13%       2.74%(E)
Portfolio Turnover Rate.............          1%(D)          0%          1%          0%          3%          2%          5%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year        Year         Year        Year
                                       Ended       Ended       Ended        Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                        2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.62)       3.90        0.40       (1.53)        1.43
                                     ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.13        4.48        1.00       (0.90)        1.91
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                     ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
===================================  ==========  ==========  ==========  ==========   ==========
Total Return........................       0.47%      24.85%       5.89%      (4.86)%      10.99%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net
 Assets.............................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate.............          4%          5%          4%          3%           7%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  International Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.15     $     12.57   $    10.10  $     9.89  $    10.78
                                                             -----------     -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.16            0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.55           (0.43)        2.47        0.20       (0.89)
                                                             -----------     -----------   ----------  ----------  ----------
   Total from Investment Operations.........................        0.71           (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
                                                             -----------     -----------   ----------  ----------  ----------
   Total Distributions......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     12.77     $     12.15   $    12.57  $    10.10  $     9.89
===========================================================  ===========     ===========   ==========  ==========  ==========
Total Return................................................        5.96%(D)       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,183,064     $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.....................        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to Average Net Assets........        2.64%(E)        3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.....................................           3%(D)           7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.79
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.96
                                                             ----------
   Total from Investment Operations.........................       1.19
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78
===========================================================  ==========
Total Return................................................      12.48%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,866,989
Ratio of Expenses to Average Net Assets.....................       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.40%
Ratio of Net Investment Income to Average Net Assets........       2.31%
Portfolio Turnover Rate.....................................          2%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  International Small Company Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.24     $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.19           0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.03          (0.62)        4.16        0.39       (0.83)        2.13
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.22          (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)         (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains..........................      (0.57)         (0.54)       (0.09)      (0.28)         --           --
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.83)         (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    18.63     $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       7.27%(D)      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,311,258     $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)...       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.22%(E)       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                               --------------------------------------------------------------
                                               Six Months      Year      Year      Year      Year      Year
                                                  Ended       Ended     Ended     Ended     Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                  2015         2014      2013      2012      2011      2010
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........  $  19.15     $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.15         0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.21         0.13      4.21     (0.26)     1.08     (0.18)
                                                --------     --------  --------  --------  --------  --------
   Total from Investment Operations...........      1.36         0.37      4.47      0.03      1.35      0.04
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains..........................        --           --        --        --        --        --
                                                --------     --------  --------  --------  --------  --------
   Total Distributions........................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  20.21     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
============================================== ===========   ========  ========  ========  ========  ========
Total Return..................................      7.29%(D)     2.00%    30.06%     0.20%     9.57%     0.33%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $495,563     $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)...      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net
 Assets.......................................      1.60%(E)     1.25%     1.51%     1.88%     1.74%     1.52%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Asia Pacific Small Company Portfolio
                                                            ----------------------------------------------------------------
                                                            Six Months       Year      Year      Year       Year      Year
                                                               Ended        Ended     Ended     Ended      Ended     Ended
                                                             April 30,     Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                               2015          2014      2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $  22.88     $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------     --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.33         0.83       1.01      0.87      0.85       0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................     (0.10)       (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------     --------   --------  --------  --------   --------
   Total from Investment Operations........................      0.23        (0.98)      2.38      1.45     (1.31)      5.68
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
  Net Realized Gains.......................................        --           --         --        --        --         --
                                                             --------     --------   --------  --------  --------   --------
   Total Distributions.....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  22.05     $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
=========================================================== ===========   ========   ========  ========  ========   ========
Total Return...............................................      1.59%(D)    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $266,984     $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B)................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets.......      3.21%(E)     3.53%      4.26%     3.91%     3.34%      3.14%
------------------------------------------------------------------------------------------------------------------------------

                                                                      United Kingdom Small Company Portfolio
                                                            ----------------------------------------------------------
                                                            Six Months      Year     Year     Year     Year      Year
                                                               Ended       Ended    Ended    Ended    Ended     Ended
                                                             April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2015         2014     2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................   $ 35.92     $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                              -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.52        0.95     0.88     0.69     0.82      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      2.18       (0.65)    9.17     4.47    (0.85)     4.41
                                                              -------     -------  -------  -------  -------   -------
   Total from Investment Operations........................      2.70        0.30    10.05     5.16    (0.03)     4.91
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.60)      (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
  Net Realized Gains.......................................     (2.38)      (0.41)      --       --       --        --
                                                              -------     -------  -------  -------  -------   -------
   Total Distributions.....................................     (2.98)      (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 35.64     $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
=========================================================== ===========   ======== ======== ======== ========  ========
Total Return...............................................      8.49%(D)    0.73%   36.81%   22.82%   (0.28)%   25.37%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $36,713     $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B)................      0.58%(E)    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.59%(E)    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets.......      3.08%(E)    2.50%    2.79%    2.83%    3.26%     2.39%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------
                                     Six Months         Year         Year         Year         Year         Year
                                        Ended          Ended        Ended        Ended        Ended        Ended
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                        2015            2014         2013         2012         2011         2010
---------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  19.34        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                    --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................      0.19            0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      2.07           (0.90)        5.78        (0.17)       (2.20)        1.89
                                    --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations....................      2.26           (0.48)        6.15         0.22        (1.81)        2.16
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                    --------        --------     --------     --------     --------     --------
   Total Distributions............     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  21.56        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     11.72%(D)       (2.68)%      42.99%        1.85%      (11.09)%      14.85%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $247,826        $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net
 Assets...........................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to
 Average Net Assets...............      1.95%(E)        1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                              DFA International Real Estate Securities Portfolio
                                   ------------------------------------------------------------------------
                                    Six Months       Year        Year        Year         Year       Year
                                       Ended        Ended       Ended       Ended        Ended      Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                       2015          2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.63     $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                   ----------     ----------  ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.10           0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.10           0.19        0.25        0.75       (0.33)      0.58
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total from Investment
    Operations....................       0.20           0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total Distributions............      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.50     $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
================================== ===========    ==========  ==========  ==========  ==========   ========
Total Return......................       3.98%(D)       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,458,642     $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net
 Assets...........................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to
 Average Net Assets...............       3.76%(E)       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate...........          2%(D)          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  DFA Global Real Estate Securities Portfolio
                            ------------------------------------------------------------------------------------
                               Six Months          Year           Year           Year          Year         Year
                                  Ended           Ended          Ended          Ended         Ended        Ended
                                April 30,        Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                  2015             2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period................. $    10.63        $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                            ----------        ----------     ----------     ----------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.36              0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.05)             1.05           0.37           1.07         0.06         1.60
                            ----------        ----------     ----------     ----------     --------     --------
   Total from Investment
    Operations.............       0.31              1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains.......         --                --             --             --           --           --
                            ----------        ----------     ----------     ----------     --------     --------
   Total Distributions.....      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    10.55        $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=========================== ===========       ==========     ==========     ==========     ========     ========
Total Return...............       3.05%(D)         14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $3,746,774        $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to
 Average Net Assets........       0.29%(B)(E)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............       0.49%(B)(E)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................       6.80%(E)          3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate....          0%(D)           N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                             DFA International Small Cap Value Portfolio
                            -----------------------------------------------------------------------------
                              Six Months        Year         Year        Year         Year        Year
                                 Ended         Ended        Ended       Ended        Ended       Ended
                               April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                 2015           2014         2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................. $     19.55     $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                            -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.20            0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        1.27           (0.34)        5.21        0.61       (0.98)        1.22
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.............        1.47            0.03         5.58        0.95       (0.64)        1.46
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.23)          (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains.......       (0.34)          (0.30)       (0.21)      (0.28)      (0.29)          --
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.....       (0.57)          (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     20.45     $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=========================== ===========     ===========  ===========  ==========  ==========   ==========
Total Return...............        7.96%(D)        0.13%       37.79%       6.92%      (4.39)%      10.01%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $12,923,353     $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to
 Average Net Assets........        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment
 Income to Average Net
 Assets....................        2.09%(E)        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate....           9%(D)           8%           9%         18%         16%          18%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              International Vector Equity Portfolio
                              ---------------------------------------------------------------------  ----------------

                               Six Months        Year        Year       Year       Year      Year      Six Months
                                  Ended         Ended       Ended      Ended      Ended     Ended         Ended
                                April 30,      Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,     April 30,
                                  2015           2014        2013       2012       2011      2010         2015
----------------------------------------------------------------------------------------------------------------------
                               (Unaudited)                                                             (Unaudited)
Net Asset Value, Beginning
 of Period................... $    11.26     $    11.75   $     9.33  $   9.34  $  10.28   $   9.22   $  11.43
                              ----------     ----------   ----------  --------  --------   --------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................       0.14           0.32         0.26      0.27      0.29       0.18       0.14
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.55          (0.43)        2.44      0.14     (0.87)      1.05       0.45
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total from Investment
    Operations...............       0.69          (0.11)        2.70      0.41     (0.58)      1.23       0.59
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......      (0.08)         (0.30)       (0.25)    (0.27)    (0.29)     (0.17)     (0.09)
  Net Realized Gains.........      (0.10)         (0.08)       (0.03)    (0.15)    (0.07)        --         --
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total Distributions.......      (0.18)         (0.38)       (0.28)    (0.42)    (0.36)     (0.17)     (0.09)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    11.77     $    11.26   $    11.75  $   9.33  $   9.34   $  10.28   $  11.93
============================  ===========    ==========   ==========  ========  ========   ========  ===========
Total Return.................       6.31%(D)      (1.05)%      29.52%     4.90%    (5.99)%    13.62%      5.29%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $1,666,839     $1,305,553   $1,090,774  $561,399  $410,580   $363,123   $125,855
Ratio of Expenses to
 Average Net Assets..........       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.54%      0.53%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.53%      0.75%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.48%(E)       2.64%        2.51%     2.94%     2.73%      1.91%      2.43%(E)
Portfolio Turnover Rate......          1%(D)          8%           2%        5%       10%         5%       N/A
----------------------------------------------------------------------------------------------------------------------

                                           World ex U.S. Value Portfolio
                              -------------------------------------------------------------
                                                                                     Period
                                  Year         Year        Year        Year         Aug. 23,
                                 Ended        Ended       Ended       Ended        2010(a) to
                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                  2014         2013        2012        2011           2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................... $  11.93     $   9.94     $  9.96     $ 11.35        $ 10.00
                              --------     --------     -------     -------        -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................     0.42         0.29        0.29        0.30           0.02
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............    (0.50)        2.02       (0.05)      (1.35)          1.33
                              --------     --------     -------     -------        -------
   Total from Investment
    Operations...............    (0.08)        2.31        0.24       (1.05)          1.35
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......    (0.42)       (0.32)      (0.26)      (0.26)            --
  Net Realized Gains.........       --           --          --       (0.08)            --
                              --------     --------     -------     -------        -------
   Total Distributions.......    (0.42)       (0.32)      (0.26)      (0.34)            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $  11.43     $  11.93     $  9.94     $  9.96        $ 11.35
============================  ========     ========     ========    ========    ==========
Total Return.................    (0.81)%      23.61%       2.70%      (9.59)%        13.50%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $113,951     $117,587     $57,197     $47,165        $29,616
Ratio of Expenses to
 Average Net Assets..........     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)       0.90%(B)(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)       1.37%(B)(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................     3.54%        2.61%       2.97%       2.64%          0.76%(C)(E)
Portfolio Turnover Rate......      N/A          N/A         N/A         N/A            N/A
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   World ex U.S. Targeted Value Portfolio
                                                   --------------------------------
                                                                               Period
                                                   Six Months      Year       Nov. 1,
                                                      Ended       Ended      2012(a) to
                                                    April 30,    Oct. 31,     Oct. 31,
                                                      2015         2014         2013
-------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  12.08     $  12.46   $ 10.00
                                                    --------     --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.10         0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.65        (0.22)     2.46
                                                    --------     --------   -------
   Total from Investment Operations...............      0.75         0.01      2.66
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.14)       (0.24)    (0.20)
 Net Realized Gains...............................     (0.03)       (0.15)       --
                                                    --------     --------   -------
   Total Distributions............................     (0.17)       (0.39)    (0.20)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.66     $  12.08   $ 12.46
=================================================  ===========   ========  ==========
Total Return......................................      6.40%(D)     0.06%    26.90%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $227,031     $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.66%(E)     0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      1.13%(E)     1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.73%(E)     1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................       N/A          N/A       N/A
-------------------------------------------------------------------------------------------

                                                      World ex U.S. Core Equity Portfolio
                                                   ----------------------------------
                                                                                Period
                                                   Six Months       Year       April 9,
                                                      Ended        Ended      2013(a) to
                                                    April 30,     Oct. 31,     Oct. 31,
                                                      2015          2014         2013
--------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  10.49     $  10.77    $  10.00
                                                    --------     --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.13         0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.49        (0.27)       0.77
                                                    --------     --------    --------
   Total from Investment Operations...............      0.62         0.01        0.95
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.04)       (0.28)      (0.18)
 Net Realized Gains...............................        --        (0.01)         --
                                                    --------     --------    --------
   Total Distributions............................     (0.04)       (0.29)      (0.18)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.07     $  10.49    $  10.77
=================================================  ===========   ========   ==========
Total Return......................................      5.93%(D)    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $841,045     $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......      0.47%(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.57%(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.41%(E)     2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................         0%(D)      N/A         N/A
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        World Core Equity Portfolio
                                                             ----------------------------------------
                                                                                                  Period
                                                             Six Months      Year     Year       March 7,
                                                                Ended       Ended    Ended      2012(a) to
                                                              April 30,    Oct. 31, Oct. 31,     Oct. 31,
                                                                2015         2014     2013         2012
----------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.33     $ 12.71   $10.24    $10.00
                                                              --------     -------   ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.08        0.17     0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58        0.87     2.47      0.19
                                                              --------     -------   ------    ------
   Total from Investment Operations.........................      0.66        1.04     2.70      0.35
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)      (0.24)   (0.23)    (0.11)
 Net Realized Gains.........................................     (0.04)      (0.18)      --     (0.00)
                                                              --------     -------   ------    ------
   Total Distributions......................................     (0.14)      (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.85     $ 13.33   $12.71    $10.24
===========================================================  ===========   ======== ======== ==========
Total Return................................................      5.07%(D)    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $141,393     $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................      0.35%(E)    0.35%    0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.66%(E)    0.97%    5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.25%(E)    1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------------------------------------

                                                                 Selectively Hedged Global Equity Portfolio
                                                             -------------------------------------------
                                                                                                  Period
                                                             Six Months      Year      Year      Nov. 14,
                                                                Ended       Ended     Ended     2011(a) to
                                                              April 30,    Oct. 31,  Oct. 31,    Oct. 31,
                                                                2015         2014      2013        2012
---------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  14.20     $  13.63  $ 10.87     $ 10.00
                                                              --------     --------  -------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.09         0.27     0.24        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.72         0.76     2.65        0.87
                                                              --------     --------  -------     -------
   Total from Investment Operations.........................      0.81         1.03     2.89        1.09
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.42)       (0.32)   (0.10)      (0.22)
 Net Realized Gains.........................................     (0.21)       (0.14)   (0.03)         --
                                                              --------     --------  -------     -------
   Total Distributions......................................     (0.63)       (0.46)   (0.13)      (0.22)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  14.38     $  14.20  $ 13.63     $ 10.87
===========================================================  ===========   ========  ======== ==========
Total Return................................................      6.16%(D)     7.83%   26.86%      11.11%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $200,657     $147,276  $91,348     $34,950
Ratio of Expenses to Average Net Assets (B).................      0.40%(E)     0.40%    0.40%       0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.65%(E)     0.69%    0.72%       1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.32%(E)     1.94%    1.93%       2.13%(C)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       Emerging Markets Portfolio
                               --------------------------------------------------------------------------  --------------
                                Six Months       Year        Year        Year         Year        Year      Six Months
                                   Ended        Ended       Ended       Ended        Ended       Ended         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,     April 30,
                                   2015          2014        2013        2012         2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.64     $    26.97  $    26.06  $    26.68  $    30.90   $    25.23  $    21.42
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.14           0.56        0.52        0.55        0.61         0.48        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.45          (0.20)       1.17        0.37       (2.53)        6.07        1.09
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations................       0.59           0.36        1.69        0.92       (1.92)        6.55        1.22
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.13)         (0.53)      (0.50)      (0.50)      (0.53)       (0.46)      (0.21)
  Net Realized Gains..........         --          (0.16)      (0.28)      (1.04)      (1.77)       (0.42)      (0.40)
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total Distributions........      (0.13)         (0.69)      (0.78)      (1.54)      (2.30)       (0.88)      (0.61)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    27.10     $    26.64  $    26.97  $    26.06  $    26.68   $    30.90  $    22.03
============================== ===========    ==========  ==========  ==========  ==========   ==========  ===========
Total Return..................       2.28%(D)       1.33%       6.58%       4.08%      (6.82)%      26.53%       6.09%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,284,122     $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498  $5,637,044
Ratio of Expenses to Average
 Net Assets (B)...............       0.56%(E)       0.56%       0.57%       0.61%       0.61%        0.60%       0.72%(E)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.09%(E)       2.11%       1.97%       2.14%       2.07%        1.76%       1.25%(E)
--------------------------------------------------------------------------------------------------------------------------

                                    Emerging Markets Small Cap Portfolio
                               ------------------------------------------------------------
                                  Year        Year        Year         Year        Year
                                 Ended       Ended       Ended        Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                  2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                               ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.43        0.40        0.40        0.42         0.34
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.62        1.37        0.83       (3.67)        6.79
                               ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
  Net Realized Gains..........      (0.33)      (0.61)      (0.40)      (0.76)          --
                               ----------  ----------  ----------  ----------   ----------
   Total Distributions........      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
============================== ==========  ==========  ==========  ==========   ==========
Total Return..................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average
 Net Assets (B)...............       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Class R2 Shares+
                                     ------------------------------------------------------------
                                     Six Months      Year      Year      Year     Year      Year
                                        Ended       Ended     Ended     Ended    Ended     Ended
                                      April 30,    Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                        2015         2014      2013      2012     2011      2010
---------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period.............................  $  27.79     $ 29.27   $  28.21  $ 29.02  $ 36.35   $ 46.84
                                      --------     -------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................      0.08        0.59       0.47     0.50     0.20      0.56
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      0.64       (1.10)      1.68    (0.45)   (5.45)     9.18
                                      --------     -------   --------  -------  -------   -------
   Total from Investment
    Operations......................      0.72       (0.51)      2.15     0.05    (5.25)     9.74
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............     (0.29)      (0.55)     (0.50)   (0.47)   (0.45)    (7.12)
  Net Realized Gains................        --       (0.42)     (0.59)   (0.39)   (1.63)   (13.11)
                                      --------     -------   --------  -------  -------   -------
   Total Distributions..............     (0.29)      (0.97)     (1.09)   (0.86)   (2.08)   (20.23)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  28.22     $ 27.79   $  29.27  $ 28.21  $ 29.02   $ 36.35
===================================  ===========   ========  ========  ======== ========  ========
Total Return........................      2.75%(D)   (1.75)%     7.75%    0.43%  (15.24)%   29.71%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................  $106,479     $99,066   $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net
 Assets (B).........................      0.81%(E)    0.80%      0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to
 Average Net Assets.................      0.63%(E)    2.09%      1.65%    1.78%    1.56%     1.39%
---------------------------------------------------------------------------------------------------

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                     ---------------------------------------------------------------------------------
                                       Six Months        Year          Year         Year         Year          Year
                                          Ended         Ended         Ended        Ended        Ended         Ended
                                        April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                          2015           2014          2013         2012         2011          2010
-----------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     27.81     $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                     -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.11            0.66          0.55         0.57         0.64          0.45
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.65           (1.10)         1.67        (0.44)       (5.72)         8.01
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total from Investment
    Operations......................        0.76           (0.44)         2.22         0.13        (5.08)         8.46
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.31)          (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
  Net Realized Gains................          --           (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total Distributions..............       (0.31)          (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     28.26     $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
===================================  ===========     ===========   ===========  ===========  ===========   ===========
Total Return........................        2.88%(D)       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $19,049,084     $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net
 Assets (B).........................        0.56%(E)        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to
 Average Net Assets.................        0.87%(E)        2.35%         1.91%        2.03%        1.88%         1.40%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.08     $     20.09  $     19.00  $    18.73  $    21.31
                                                             -----------     -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.11            0.42         0.39        0.41        0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.54           (0.03)        1.07        0.23       (2.65)
                                                             -----------     -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.65            0.39         1.46        0.64       (2.22)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
                                                             -----------     -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     20.62     $     20.08  $     20.09  $    19.00  $    18.73
===========================================================  ===========     ===========  ===========  ==========  ==========
Total Return................................................        3.31%(D)        1.89%        7.75%       3.55%     (10.59)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $17,485,579     $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.18%(E)        2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate.....................................           1%(D)           2%           1%          1%          1%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    16.49
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.81
                                                             ----------
   Total from Investment Operations.........................       5.11
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)
                                                             ----------
   Total Distributions......................................      (0.29)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    21.31
===========================================================  ==========
Total Return................................................      31.30%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,179,882
Ratio of Expenses to Average Net Assets.....................       0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.65%
Ratio of Net Investment Income to Average Net Assets........       1.63%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests primarily in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/15
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         83%
Japanese Small Company Portfolio               The Japanese Small Company Series                       19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   19%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     7%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    93%
                                               The Japanese Small Company Series                       82%
                                               The United Kingdom Small Company Series                 98%
                                               The Asia Pacific Small Company Series                   82%
                                               The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    32%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio         DFA International Small Cap Value Portfolio              1%
                                               Dimensional Emerging Markets Value Fund                 --*
                                               International Vector Equity Portfolio                    1%
                                               The Emerging Markets Small Cap Series                   --*
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,184,228 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor also provides administrative services to the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above.

   For the six months ended April 30, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio............... 0.20%
           U.S. Large Cap Equity Portfolio..................... 0.15%
           U.S. Targeted Value Portfolio....................... 0.35%
           U.S. Small Cap Value Portfolio...................... 0.50%
           U.S. Core Equity 1 Portfolio........................ 0.17%
           U.S. Core Equity 2 Portfolio........................ 0.20%
           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.31%
           DFA Global Real Estate Securities Portfolio*........ 0.25%
           DFA International Small Cap Value Portfolio......... 0.65%

               International Vector Equity Portfolio...... 0.45%
               World ex U.S. Value Portfolio.............. 0.47%
               World ex U.S. Targeted Value Portfolio..... 0.58%
               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Core Equity Portfolio..... 0.55%

* The investment advisory services fees have been adjusted to reflect the actual fees paid by the Portfolios for the six months ended April 30, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   For the six months ended April 30, 2015, the Feeder Funds' and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                           Previously
                                                           Recovery       Waived Fees/
                                             Expense    of Previously   Expenses Assumed
                                            Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                    Amount   Expenses Assumed     Recovery
--------------------------                  ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)........    0.19%         $35             $   25
U.S. Targeted Value Portfolio (2)..........    0.50%          --                 --
U.S. Core Equity 1 Portfolio (1)...........    0.23%          --                 --
U.S. Core Equity 2 Portfolio (1)...........    0.26%          --                 --
U.S. Vector Equity Portfolio (1)...........    0.36%          --                 --
DFA Real Estate Securities Portfolio (1)...    0.18%          --              1,361
International Core Equity Portfolio (1)....    0.49%          --                 --
International Small Company Portfolio (3)..    0.45%          --                 --
Japanese Small Company Portfolio (4).......    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...    0.47%          --                 --
United Kingdom Small Company Portfolio (4).    0.47%           1                 29
Continental Small Company Portfolio (4)....    0.47%          --                 --

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
DFA International Real Estate Securities Portfolio (5).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (6)........    0.24%         $61             $14,635
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (7)......................    0.60%          --                 619
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --               1,371
World ex U.S. Core Equity Portfolio (9)................    0.47%          31               1,405
World Core Equity Portfolio (10).......................    0.35%          --                 139
Selectively Hedged Global Equity Portfolio (11)........    0.40%           9                 799
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.77%          --                  --
Emerging Markets Value Portfolio (13)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (11) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      7
         International Core Equity Portfolio................     23
         DFA International Real Estate Securities Portfolio.      8
         DFA International Small Cap Value Portfolio........     22
         International Vector Equity Portfolio..............      3
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      5
         Emerging Markets Core Equity Portfolio.............     47

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  8
                  U.S. Large Cap Equity Portfolio.......    2
                  U.S. Large Cap Value Portfolio........  343
                  U.S. Targeted Value Portfolio.........  103
                  U.S. Small Cap Value Portfolio........  310
                  U.S. Core Equity 1 Portfolio..........  164
                  U.S. Core Equity 2 Portfolio..........  246
                  U.S. Vector Equity Portfolio..........   74
                  U.S. Small Cap Portfolio..............  173
                  U.S. Micro Cap Portfolio..............  152
                  DFA Real Estate Securities Portfolio..  127
                  Large Cap International Portfolio.....   78
                  International Core Equity Portfolio...  231

            International Small Company Portfolio.............. $234
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   48
            DFA Global Real Estate Securities Portfolio........   38
            DFA International Small Cap Value Portfolio........  343
            International Vector Equity Portfolio..............   20
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  106
            Emerging Markets Small Cap Portfolio...............   84
            Emerging Markets Value Portfolio...................  456
            Emerging Markets Core Equity Portfolio.............  235

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                       Purchases    Sales
                                                       ---------- ----------
   Enhanced U.S. Large Company Portfolio.............. $  240,069 $  234,807
   U.S. Large Cap Equity Portfolio....................    291,172     21,093
   U.S. Targeted Value Portfolio......................  1,023,284    304,790
   U.S. Small Cap Value Portfolio.....................  1,655,305    996,858
   U.S. Core Equity 1 Portfolio.......................  1,583,153    136,096
   U.S. Core Equity 2 Portfolio.......................  1,435,792    235,449
   U.S. Vector Equity Portfolio.......................    279,783     87,430
   U.S. Small Cap Portfolio...........................  1,471,043    518,578
   U.S. Micro Cap Portfolio...........................    388,255    383,274
   DFA Real Estate Securities Portfolio...............    243,635     43,656
   Large Cap International Portfolio..................    252,102    163,955
   International Core Equity Portfolio................  1,616,647    360,049
   DFA International Real Estate Securities Portfolio.    334,303     62,018
   DFA Global Real Estate Securities Portfolio........    142,484         --
   DFA International Small Cap Value Portfolio........  1,458,234  1,079,083
   International Vector Equity Portfolio..............    295,656     18,501
   World ex U.S. Core Equity Portfolio................    419,271      1,099
   Emerging Markets Core Equity Portfolio.............  1,385,259    178,246

   For the six months ended April 30, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                           DFA Global Real Estate Securities Portfolio
                                 ----------------------------------------------------------------
                                 Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------ -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $2,202,350 $166,836  $6,500 $ 47,003          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,407,163  174,337      --   75,369          --
                                 ---------- ---------- --------  ------ --------      ------
Total........................... $3,300,166 $3,609,513 $341,173  $6,500 $122,372          --
                                 ========== ========== ========  ====== ========      ======

                                                         World ex U.S. Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  9,588   $ 10,239   $ 1,097  $    876  $  115       $  169

                                                     World ex U.S. Targeted Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $ 93,592   $140,571   $49,822  $  9,745  $1,219       $1,797
International Vector Equity Portfolio.    13,571     20,354     7,137     1,300      99          135
                                        --------   --------   -------  --------  ------       ------
Total.................................  $107,163   $160,925   $56,959  $ 11,045  $1,318       $1,932
                                        ========   ========   =======  ========  ======       ======

                                                      World ex U.S. Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
International Core Equity Portfolio...  $312,519         --   $ 4,047  $313,486  $    7           --
Emerging Markets Core Equity
  Portfolio...........................    93,258         --    44,501   133,044     596           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $405,777         --   $48,548  $446,530  $  603           --
                                        ========   ========   =======  ========  ======       ======

                                                          World Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 1 Portfolio..........  $ 38,342   $ 71,333   $32,574  $  1,401  $  417       $  171
International Core Equity Portfolio...    29,208     53,360    23,726     3,047     262           --
Emerging Markets Core Equity
  Portfolio...........................     8,097     14,814     6,453       470      48           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $ 75,647   $139,507   $62,753  $  4,918  $  727       $  171
                                        ========   ========   =======  ========  ======       ======

                                                   Selectively Hedged Global Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 2 Portfolio..........  $ 64,220   $ 89,653   $23,863  $    667  $  603       $  469
International Core Equity Portfolio...    53,147     71,291    15,535       978     431           --
Emerging Markets Core Equity
  Portfolio...........................    23,899     31,501     7,501     1,022     142           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $141,266   $192,445   $46,899  $  2,667  $1,176       $  469
                                        ========   ========   =======  ========  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $   (284)      $ (2,557)
U.S. Large Cap Equity Portfolio....................          69             (60)            (9)
U.S. Large Cap Value Portfolio.....................       5,129          (3,752)        (1,377)
U.S. Targeted Value Portfolio......................      16,408            (965)       (15,443)
U.S. Small Cap Value Portfolio.....................      27,492          (3,944)       (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962          (5,946)        (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976          (4,163)        (1,813)
U.S. Vector Equity Portfolio.......................       7,287          (1,398)        (5,889)
U.S. Small Cap Portfolio...........................      17,302          (3,711)       (13,591)
U.S. Micro Cap Portfolio...........................      15,490          (1,637)       (13,853)
DFA Real Estate Securities Portfolio...............       5,762          13,007        (18,769)
Large Cap International Portfolio..................          --            (965)           965
International Core Equity Portfolio................       7,711          (1,854)        (5,857)
International Small Company Portfolio..............      19,380           4,578        (23,958)
Japanese Small Company Portfolio...................          --           2,383         (2,383)
Asia Pacific Small Company Portfolio...............          --             355           (355)
United Kingdom Small Company Portfolio.............         196             (56)          (140)
Continental Small Company Portfolio................          --             103           (103)
DFA International Real Estate Securities Portfolio.       5,952          (4,743)        (1,209)
DFA Global Real Estate Securities Portfolio........         598            (598)            --
DFA International Small Cap Value Portfolio........      18,832          (7,087)       (11,745)
International Vector Equity Portfolio..............       1,317             578         (1,895)
World ex U.S. Value Portfolio......................          --              94            (94)
World ex U.S. Targeted Value Portfolio.............         128             108           (236)
World ex U.S. Core Equity Portfolio................          34              14            (48)
World Core Equity Portfolio........................          --               7             (7)
Selectively Hedged Global Equity Portfolio.........         174           1,372         (1,546)
Emerging Markets Portfolio.........................       2,916          (3,574)           658
Emerging Markets Small Cap Portfolio...............      11,484          (6,760)        (4,724)
Emerging Markets Value Portfolio...................      22,724         (16,924)        (5,800)
Emerging Markets Core Equity Portfolio.............      15,015         (17,749)         2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio
   2013..................................     $1,597          --       $1,597
   2014..................................        903          --          903
   U.S. Large Cap Equity Portfolio
   2013..................................        321          --          321
   2014..................................      3,209          --        3,209

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 U.S. Large Cap Value Portfolio
 2013...................................    $180,943            --    $180,943
 2014...................................     230,364            --     230,364
 U.S. Targeted Value Portfolio
 2013...................................      55,372      $162,209     217,581
 2014...................................      51,735       237,290     289,025
 U.S. Small Cap Value Portfolio
 2013...................................     112,970       380,218     493,188
 2014...................................      66,463       443,795     510,258
 U.S. Core Equity 1 Portfolio
 2013...................................     105,633            --     105,633
 2014...................................     135,714        34,892     170,606
 U.S. Core Equity 2 Portfolio
 2013...................................     143,640        55,772     199,412
 2014...................................     170,204        98,745     268,949
 U.S. Vector Equity Portfolio
 2013...................................      34,959         3,507      38,466
 2014...................................      39,201        38,966      78,167
 U.S. Small Cap Portfolio
 2013...................................      83,270       228,671     311,941
 2014...................................      85,510       218,795     304,305
 U.S. Micro Cap Portfolio
 2013...................................      46,915       176,365     223,280
 2014...................................      43,726       200,738     244,464
 DFA Real Estate Securities Portfolio
 2013...................................     102,731            --     102,731
 2014...................................     156,934            --     156,934
 Large Cap International Portfolio
 2013...................................      70,787            --      70,787
 2014...................................      98,177            --      98,177
 International Core Equity Portfolio
 2013...................................     214,687            --     214,687
 2014...................................     320,068            --     320,068
 International Small Company Portfolio
 2013...................................     159,066        39,012     198,078
 2014...................................     218,133       211,626     429,759
 Japanese Small Company Portfolio
 2013...................................       2,836            --       2,836
 2014...................................      11,539            --      11,539
 Asia Pacific Small Company Portfolio
 2013...................................       7,603            --       7,603
 2014...................................      12,860            --      12,860
 United Kingdom Small Company Portfolio
 2013...................................         953            --         953
 2014...................................         919           406       1,325
 Continental Small Company Portfolio
 2013...................................       2,834            --       2,834
 2014...................................       3,660            --       3,660

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
DFA International Real Estate Securities Portfolio
2013...............................................    $181,848            --    $181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381      $117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678
Emerging Markets Portfolio
2013...............................................      59,866        30,527      90,393
2014...............................................      78,253        20,987      99,240
Emerging Markets Small Cap Portfolio
2013...............................................      71,149        92,100     163,249
2014...............................................      83,100        63,095     146,195
Emerging Markets Value Portfolio
2013...............................................     357,501       344,531     702,032
2014...............................................     418,693       264,053     682,746
Emerging Markets Core Equity Portfolio
2013...............................................     205,400            --     205,400
2014...............................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio.     $1,183        $1,658     $2,841
   U.S. Large Cap Equity Portfolio.......         60             4         64
   U.S. Large Cap Value Portfolio........      3,752         1,377      5,129

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
U.S. Targeted Value Portfolio...............    $ 2,906        $13,502    $16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S. Targeted Value Portfolio......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                              Total Net
                                       Net Investment                                           Distributable
                                         Income and   Undistributed                Unrealized     Earnings
                                         Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                       Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                       -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio...........................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio.......         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio.........      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio..........      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio..........      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio..........       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio..............       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio..............       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio..      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio.....      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio...      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio.     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio......       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio..      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio...........................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio...         310            --       (21,040)        24,524         3,794

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carry forward (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
DFA International Real Estate Securities
  Portfolio..............................    $141,014            --      $(206,244)    $   40,344    $  (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --           (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903      $207,078             --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948             --        153,470       171,822
World ex U.S. Value Portfolio............         632            --         (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410             --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --             --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232             --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915             --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --        (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap
  Portfolio..............................      43,338        88,624             --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --       (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --       (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                     -------------------------------------
                                     2015  2016     2017    2018    2019   Unlimited  Total
                                     ---- ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................  --       --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....  --       --       --      --      --       --        --
U.S. Large Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Targeted Value Portfolio.......  --       --       --      --      --       --        --
U.S. Small Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........  --       --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........  --       --       --      --      --       --        --
U.S. Vector Equity Portfolio........  --       --       --      --      --       --        --
U.S. Small Cap Portfolio............  --       --       --      --      --       --        --
U.S. Micro Cap Portfolio............  --       --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................  --  $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio...  --   19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio.  --       --   53,176      --      --  248,034   301,210
International Small Company
  Portfolio.........................  --       --       --      --      --       --        --

                                           Expires on October 31,
                                   --------------------------------------
                                    2015   2016    2017    2018    2019   Unlimited  Total
                                   ------ ------- ------- ------- ------- --------- --------
Japanese Small Company
  Portfolio....................... $4,547 $23,057 $13,952 $12,208 $ 5,543       --  $ 59,307
Asia Pacific Small Company
  Portfolio.......................     --  16,317   8,261      --      -- $  2,165    26,743
United Kingdom Small Company
  Portfolio.......................     --      --      --      --      --       --        --
Continental Small Company
  Portfolio.......................     --   8,564   7,224   5,252      --       --    21,040
DFA International Real Estate
  Securities Portfolio............     46  13,446  34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities
  Portfolio.......................     --      --      --     774      --       --       774
DFA International Small Cap Value
  Portfolio.......................     --      --      --      --      --       --        --
International Vector Equity
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Value Portfolio.....     --      --      --      --   1,648       --     1,648
World ex U.S. Targeted Value
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Core Equity
  Portfolio.......................     --      --      --      --      --       --        --
World Core Equity Portfolio.......     --      --      --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Portfolio........     --      --      --      --      --   24,940    24,940
Emerging Markets Small Cap
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Value Portfolio..     --      --      --      --      --  527,781   527,781
Emerging Markets Core Equity
  Portfolio.......................     --   7,080  26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                       Federal   Unrealized   Unrealized   Appreciation
                                       Tax Cost Appreciation Depreciation (Depreciation)
                                       -------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $213,791   $ 2,741      $   (80)      $ 2,661
U.S. Large Cap Equity Portfolio.......  513,287    65,645       (7,605)       58,040

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio..................... $10,500,550  $5,327,292           --    $5,327,292
U.S. Targeted Value Portfolio......................   5,986,042   1,817,120  $  (303,662)    1,513,458
U.S. Small Cap Value Portfolio.....................  11,110,361   3,865,248     (773,945)    3,091,303
U.S. Core Equity 1 Portfolio.......................  10,238,677   3,890,760     (212,409)    3,678,351
U.S. Core Equity 2 Portfolio.......................  11,368,794   5,050,103     (327,994)    4,722,109
U.S. Vector Equity Portfolio.......................   3,100,448   1,325,227     (151,000)    1,174,227
U.S. Small Cap Portfolio...........................  10,207,115   3,085,211     (484,768)    2,600,443
U.S. Micro Cap Portfolio...........................   4,429,963   2,012,898     (387,299)    1,625,599
DFA Real Estate Securities Portfolio...............   4,920,093   2,192,215      (80,410)    2,111,805
Large Cap International Portfolio..................   2,985,077     874,584     (200,498)      674,086
International Core Equity Portfolio................  14,144,367   2,740,964   (1,093,873)    1,647,091
International Small Company Portfolio..............   8,116,393   1,373,778     (195,461)    1,178,317
Japanese Small Company Portfolio...................     465,869      29,885           --        29,885
Asia Pacific Small Company Portfolio...............     275,568          --       (8,485)       (8,485)
United Kingdom Small Company Portfolio.............      25,424      11,304           --        11,304
Continental Small Company Portfolio................     208,122      39,413           --        39,413
DFA International Real Estate Securities Portfolio.   3,476,006     197,529      (76,501)      121,028
DFA Global Real Estate Securities Portfolio........   3,160,571     610,167       (7,402)      602,765
DFA International Small Cap Value Portfolio........  12,145,037   3,625,381   (1,657,147)    1,968,234
International Vector Equity Portfolio..............   1,623,431     334,535     (105,334)      229,201
World ex U.S. Value Portfolio......................     113,218      12,725           --        12,725
World ex U.S. Targeted Value Portfolio.............     209,034      18,032         (662)       17,370
World ex U.S. Core Equity Portfolio................     860,336      66,572      (16,887)       49,685
World Core Equity Portfolio........................     135,846       3,700           --         3,700
Selectively Hedged Global Equity Portfolio.........     169,363      23,082           --        23,082
Emerging Markets Portfolio.........................   3,064,013   1,217,151           --     1,217,151
Emerging Markets Small Cap Portfolio...............   5,040,747     597,833           --       597,833
Emerging Markets Value Portfolio...................  18,298,500     886,782           --       886,782
Emerging Markets Core Equity Portfolio.............  16,839,575   3,843,763   (2,043,648)    1,800,115

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                               Six Months Ended   Year Ended
                                               April 30, 2015    Oct. 31, 2014
                                               --------------   --------------
                                                 (Unaudited)
                                                Amount   Shares  Amount  Shares
                                               -------   ------ -------  ------
 U.S. Targeted Value Portfolio
 Class R1 Shares
  Shares Issued............................... $16,068     704  $ 9,171    406
  Shares Issued in Lieu of Cash Distributions.   1,444      69      657     30
  Shares Redeemed.............................  (3,043)   (136)  (2,817)  (123)
                                               -------    ----  -------   ----
 Net Increase (Decrease) -- Class R1 Shares... $14,469     637  $ 7,011    313
                                               =======    ====  =======   ====

                                                         Six Months Ended          Year Ended
                                                          April 30, 2015         Oct. 31, 2014
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Class R2 Shares
 Shares Issued........................................ $    46,156    2,017  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,197      201        1,832        84
 Shares Redeemed......................................     (12,709)    (565)     (21,767)     (957)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    37,644    1,653  $    57,685     2,556
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,125,383   49,969  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     261,490   12,499      268,683    12,353
 Shares Redeemed......................................    (548,633) (24,552)    (897,338)  (39,462)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   838,240   37,916  $ 1,177,731    52,082
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,629      628  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,052       43        3,524       126
 Shares Redeemed......................................     (12,151)    (463)     (43,702)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     5,530      208  $    (1,613)      (59)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,019,563   77,187  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     194,948    7,896      643,949    22,910
 Shares Redeemed......................................  (2,149,741) (81,372)  (3,445,026) (122,635)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $    64,770    3,711  $   417,473    15,895
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                          Unrealized
                                                                                            Foreign
Settlement  Currency                                             Contract     Value at     Exchange
   Date     Amount**     Currency           Counterparty          Amount   April 30, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  -------------- -----------
 05/21/15      (6,707) Denmark Krone JP Morgan                   $   (952)    $ (1,009)      $ (57)
 05/22/15        (818) Euro          Citibank, N.A.                  (868)        (918)        (50)
 05/22/15        (941) Euro          Citibank, N.A.                  (998)      (1,056)        (58)
 05/22/15     (13,701) Euro          Bank of America Corp.        (15,559)     (15,387)        172
 05/28/15  (1,672,966) Japanese Yen  State Street Bank and Trust  (13,974)     (14,014)        (40)
 06/10/15        (249) Swedish Krona Citibank, N.A.                   (29)         (31)         (2)
 06/10/15      (1,095) Swedish Krona Citibank, N.A.                  (125)        (132)         (7)
 06/10/15     (15,118) Swedish Krona Bank of America Corp.         (1,772)      (1,815)        (43)
 05/26/15        (232) Swiss Franc   UBS AG                          (233)        (250)        (17)
 05/26/15        (267) Swiss Franc   State Street Bank and Trust     (273)        (286)        (13)
 05/26/15      (3,753) Swiss Franc   UBS AG                        (3,960)      (4,025)        (65)
                                                                 --------     --------       -----
                                                                 $(38,743)    $(38,923)      $(180)
                                                                 ========     ========       =====

* During the six months ended April 30, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $35,288 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/18/15     406     $211,008   $3,593         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/19/15      74        7,692        2       $340
                                                                         --------   ------       ----
                                                                         $218,700   $3,595       $340
                                                                         ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,917 and $6,442 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $3,593          --    $3,593*
 Selectively Hedged Global Equity Portfolio.        174       $ 172         2*

                                                Liability Derivatives Value
 -                                           ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Selectively Hedged Global Equity Portfolio.     $ (352)      $(352)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $12,038     $  616     $11,422
   U.S. Large Cap Equity Portfolio.............     367         --         367
   U.S. Targeted Value Portfolio...............  (1,061)        --      (1,061)
   U.S. Small Cap Value Portfolio..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio................   1,793         --       1,793
   U.S. Vector Equity Portfolio................    (811)        --        (811)
   U.S. Micro Cap Portfolio....................  (2,258)        --      (2,258)
   Large Cap International Portfolio...........     769         --         769
   DFA International Small Cap Value Portfolio.  (5,555)        --      (5,555)
   World ex U.S. Core Equity Portfolio.........     (68)         1         (69)
   Selectively Hedged Global Equity Portfolio..   2,900      2,652         248

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $(3,674)    $ (205)    $ (3469)
   Selectively Hedged Global Equity Portfolio..    (867)      (818)        (49)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2015 (Amounts in thousands):

                                       Gross Amounts Not                         Gross Amounts Not
                                         Offset in the                             Offset in the
                                      Statements of Assets                      Statements of Assets
                            Gross       and Liabilities               Gross       and Liabilities
                          Amounts of ----------------------        Amounts of  ----------------------
                          Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                            Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                  (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------               ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                           Assets                                 Liabilities
-                         ---------------------------------------- -----------------------------------------
Selectively Hedged
 Global Equity Portfolio
Forward Currency
 Contracts...............    $173       $(43)        --      $130     $352        $(43)        --      $309

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.86%       $ 1,990         17        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.87%         5,932          5          1          6,465
U.S. Vector Equity Portfolio....     0.86%         1,876          3         --          3,279
U.S. Small Cap Portfolio........     0.88%        15,926          4          2         29,254
U.S. Micro Cap Portfolio........     0.88%         3,465         26          2         16,624

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
DFA Real Estate Securities Portfolio.....     0.88%        $8,276         29        $ 6        $23,734
Large Cap International Portfolio........     0.87%         5,236          3         --          7,666
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.86%         9,977          1         --          9,977
International Vector Equity Portfolio....     0.87%           806          6         --          1,869
World ex U.S. Value Portfolio............     0.87%           209         30         --            575
World ex U.S. Targeted Value Portfolio...     0.87%         1,397         17          1          8,041
World ex U.S. Core Equity Portfolio......     0.87%         1,613          2         --          1,614
World Core Equity Portfolio..............     0.88%           142         14         --            883

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   At April 30, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $50 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  3,750
          U.S. Targeted Value Portfolio......................   86,810
          U.S. Small Cap Value Portfolio.....................  170,787
          U.S. Core Equity 1 Portfolio.......................  364,214
          U.S. Core Equity 2 Portfolio.......................  416,976
          U.S. Vector Equity Portfolio.......................  109,070
          U.S. Small Cap Portfolio...........................  132,673
          U.S. Micro Cap Portfolio...........................   28,064
          DFA Real Estate Securities Portfolio...............  164,818
          Large Cap International Portfolio..................   22,849
          International Core Equity Portfolio................   85,210
          DFA International Real Estate Securities Portfolio.    6,893
          DFA Global Real Estate Securities Portfolio........    3,284
          DFA International Small Cap Value Portfolio........    9,406

                                                         Market
                                                         Value
                                                        --------
                International Vector Equity Portfolio.. $  4,235
                World Core Equity Portfolio............    2,157
                Emerging Markets Core Equity Portfolio.  678,004

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, DFA International Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $148,970 (amount in thousands).

N. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             77%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             92%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             83%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             56%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             57%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             49%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             76%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             65%
International Core Equity Portfolio.................................      4             73%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             79%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             60%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             88%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      6             86%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             99%

                                                                                 Approximate
                                                                                  Percentage
                                                                    Number of   of Outstanding
                                                                   Shareholders     Shares
                                                                   ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.      3             93%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares..........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..........      4             64%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares..........................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares...............      3             83%
Emerging Markets Value Portfolio -- Institutional Class Shares....      2             31%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares..........................................................      3             60%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  884.60    0.33%    $1.54
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.


                       DFA Commodity Strategy Portfolio
              Corporate....................................  48.5%
              Foreign Corporate............................  21.0%
              Foreign Government...........................  10.9%
              Government...................................  19.1%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)


                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (73.0%)
AUSTRALIA -- (6.4%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................  12,000 $12,043,332
    1.250%, 06/13/17.............................  10,000  10,034,940
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,059,120
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................   8,737   8,764,784
    1.900%, 09/18/17.............................   7,000   7,115,479
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................   5,000   5,016,250
    1.300%, 07/25/16.............................   7,000   7,044,177
Westpac Banking Corp.
    3.000%, 12/09/15.............................   8,025   8,148,408
    1.200%, 05/19/17.............................  10,000  10,025,820
    2.000%, 08/14/17.............................   3,000   3,050,859
                                                          -----------
TOTAL AUSTRALIA..................................          76,303,169
                                                          -----------

CANADA -- (5.1%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................   5,000   5,131,635
Canadian National Railway Co.
    1.450%, 12/15/16.............................   4,275   4,319,960
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,018,310
    1.200%, 02/14/18.............................  15,000  15,025,455
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................   1,830   1,851,638
Royal Bank of Canada
    1.200%, 01/23/17.............................   7,000   7,037,870
    1.500%, 01/16/18.............................   6,180   6,206,277
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,102,561
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................   2,500   2,554,453
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................   3,106   3,112,007
                                                          -----------
TOTAL CANADA.....................................          60,360,166
                                                          -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,289,470
                                                          -----------

FRANCE -- (1.9%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   3,000   3,012,900
BNP Paribas SA
    2.375%, 09/14/17.............................   4,300   4,394,716

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................     500 $   502,559
    2.750%, 09/14/16.............................   4,000   4,096,284
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,198,219
Total Capital International SA
    1.550%, 06/28/17.............................   3,040   3,078,796
                                                          -----------
TOTAL FRANCE.....................................          22,283,474
                                                          -----------

GERMANY -- (1.1%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   3,000   3,293,757
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................  10,000  10,202,590
                                                          -----------
TOTAL GERMANY....................................          13,496,347
                                                          -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
#   3.875%, 01/16/18.............................   1,500   1,568,302
                                                          -----------
JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,047,160
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  13,000  13,074,022
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,009,887
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................   1,000   1,000,616
                                                          -----------
TOTAL JAPAN......................................          30,131,685
                                                          -----------

NETHERLANDS -- (2.4%)
Aegon NV
    4.625%, 12/01/15.............................   2,149   2,196,877
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,083,980
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................     880     917,703
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,000   6,672,570
Shell International Finance BV
    1.125%, 08/21/17.............................   8,000   8,031,392
                                                          -----------
TOTAL NETHERLANDS................................          27,902,522
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000 $ 4,986,830
                                                          -----------

SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,569,111
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,092,785
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   9,250   9,502,488
                                                          -----------
TOTAL SWEDEN.....................................          19,164,384
                                                          -----------

SWITZERLAND -- (0.9%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   4,002,696
UBS AG
    5.875%, 12/20/17.............................   6,104   6,766,791
                                                          -----------
TOTAL SWITZERLAND                                          10,769,487
                                                          -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................  $1,700   1,792,222
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   6,500   6,632,541
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................   3,100   3,105,800
    1.250%, 02/14/17.............................   1,200   1,201,433
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,129,056
    1.500%, 05/11/17.............................   6,500   6,561,913
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,057,415
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,532,657
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   6,300   6,336,666
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,994,331
    1.625%, 03/20/17.............................   1,000   1,008,446
                                                          -----------
TOTAL UNITED KINGDOM.............................          40,352,480
                                                          -----------

UNITED STATES -- (45.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   4,000   4,010,280
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   3,295   3,329,133
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,519,905

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,615 $ 3,674,868
Altria Group, Inc.
    4.125%, 09/11/15.............................   2,170   2,197,190
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,814,505
American Express Credit Corp.
    1.750%, 06/12/15.............................     625     625,909
    2.750%, 09/15/15.............................   2,250   2,267,303
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,672,601
American International Group, Inc.
    5.850%, 01/16/18.............................   7,500   8,349,990
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     832,631
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,545,095
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   6,000   6,381,696
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,428,320
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000   1,007,972
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,386,065
Apache Corp.
    5.625%, 01/15/17.............................   1,500   1,606,860
Apple, Inc.
    1.050%, 05/05/17.............................  22,000  22,134,464
AT&T, Inc.
    2.500%, 08/15/15.............................   1,076   1,081,246
    2.400%, 08/15/16.............................   1,000   1,016,358
    1.600%, 02/15/17.............................   3,255   3,271,994
    1.400%, 12/01/17.............................   3,400   3,397,287
AutoZone, Inc.
    6.950%, 06/15/16.............................   3,000   3,196,128
Bank of America Corp.
    1.500%, 10/09/15.............................   5,000   5,015,920
    3.750%, 07/12/16.............................   1,500   1,546,758
    3.875%, 03/22/17.............................   3,600   3,759,854
    2.000%, 01/11/18.............................   1,000   1,006,831
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,252,131
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,515,636
    1.450%, 05/15/17.............................   5,000   5,013,800
    1.800%, 12/15/17.............................   6,340   6,398,804
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   4,400   4,399,446
Cardinal Health, Inc.
#   1.900%, 06/15/17.............................   5,000   5,061,035

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    1.350%, 09/06/16.............................  $1,000 $1,009,407
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   5,000  5,251,660
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  1,997,752
    6.000%, 08/15/17.............................   6,860  7,525,571
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................   9,723  9,821,066
Comcast Corp.
    4.950%, 06/15/16.............................   3,500  3,668,669
Comerica, Inc.
    3.000%, 09/16/15.............................   2,277  2,293,633
Computer Sciences Corp.
    2.500%, 09/15/15.............................   3,558  3,579,334
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147  7,758,419
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159  1,260,497
CSX Corp.
    6.250%, 03/15/18.............................   2,000  2,267,872
CVS Health Corp.
    3.250%, 05/18/15.............................   1,000  1,001,457
    5.750%, 06/01/17.............................   3,000  3,284,250
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   2,800  2,818,298
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................   5,000  5,103,735
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   6,044  6,152,188
Dominion Resources, Inc.
    2.250%, 09/01/15.............................   5,000  5,026,970
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................   6,000  6,080,208
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019  1,030,039
Eastman Chemical Co.
    3.000%, 12/15/15.............................   1,000  1,013,103
    2.400%, 06/01/17.............................   3,000  3,064,044
eBay, Inc.
    1.350%, 07/15/17.............................   8,000  7,987,624
Ecolab, Inc.
#   1.000%, 08/09/15.............................   2,000  2,002,756
EOG Resources, Inc.
    2.950%, 06/01/15.............................   2,440  2,444,377
    2.500%, 02/01/16.............................   6,000  6,078,984
Exelon Corp.
    4.900%, 06/15/15.............................     500    502,380
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975  2,020,881

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Exxon Mobil Corp.
    1.305%, 03/06/18............................. $20,000 $20,123,620
Fifth Third Bancorp
    3.625%, 01/25/16.............................   1,000   1,020,540
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   2,000,502
    1.450%, 02/28/18.............................   8,000   7,981,736
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................   3,500   3,510,063
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,911,633
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................     600     600,000
    3.625%, 02/07/16.............................   1,000   1,020,549
    6.250%, 09/01/17.............................   3,000   3,315,474
    5.950%, 01/18/18.............................   3,000   3,327,501
Hess Corp.
    1.300%, 06/15/17.............................   5,625   5,567,940
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,026,392
    2.600%, 09/15/17.............................   5,852   5,996,386
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................   1,666   1,675,611
HSBC USA, Inc.
    1.625%, 01/16/18.............................   3,350   3,364,281
Intel Corp.
    1.350%, 12/15/17.............................   7,000   7,039,207
John Deere Capital Corp.
    2.000%, 01/13/17.............................   1,500   1,531,617
    1.200%, 10/10/17.............................     398     398,841
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282   1,324,714
    2.600%, 12/01/16.............................   3,475   3,562,792
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................   1,000   1,004,297
    2.000%, 08/15/17.............................   7,750   7,875,411
Kellogg Co.
    1.875%, 11/17/16.............................   1,000   1,015,403
    1.750%, 05/17/17.............................   3,000   3,026,301
KeyBank NA
    1.100%, 11/25/16.............................   6,000   6,007,734
KeyCorp
    3.750%, 08/13/15.............................   3,000   3,025,134
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830     891,442
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   5,102   5,192,127
Kroger Co. (The)
    2.200%, 01/15/17.............................   1,000   1,016,858
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,100,476

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................  $4,000 $4,108,384
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................   1,050  1,072,242
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,142,943
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    692,186
McDonald's Corp.
    5.800%, 10/15/17.............................     900    997,549
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,987,748
MetLife, Inc.
    5.000%, 06/15/15.............................     500    502,586
Mondelez International, Inc.
    4.125%, 02/09/16.............................   3,716  3,810,576
Morgan Stanley
    3.800%, 04/29/16.............................   6,000  6,175,362
    4.750%, 03/22/17.............................   3,430  3,641,717
MUFG Union Bank NA
    3.000%, 06/06/16.............................   1,000  1,022,679
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,020,440
NYSE Euronext
    2.000%, 10/05/17.............................   1,730  1,754,921
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   2,722  2,760,209
Omnicom Group, Inc.
    5.900%, 04/15/16.............................   1,750  1,831,253
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,820  2,823,082
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,013,035
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550  3,942,147
PepsiCo, Inc.
    0.700%, 08/13/15.............................   5,045  5,049,636
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222  1,246,200
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,171,295
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450  3,771,364
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................   2,830  2,861,804
PNC Bank NA
    1.500%, 02/23/18.............................   7,560  7,603,651
PNC Funding Corp.
    4.250%, 09/21/15.............................     600    608,398
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050  2,065,568

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    5.625%, 01/15/16............................. $ 2,000 $  2,067,322
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     950    1,057,037
Reynolds American, Inc.
    1.050%, 10/30/15.............................   4,000    4,000,232
    6.750%, 06/15/17.............................   4,500    4,973,976
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000    5,132,920
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000    3,005,256
Southern Power Co.
    4.875%, 07/15/15.............................   2,860    2,884,636
Starbucks Corp.
    0.875%, 12/05/16.............................   1,000    1,002,174
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000    4,093,820
Symantec Corp.
    2.750%, 06/15/17.............................   7,278    7,407,527
Sysco Corp.
    1.450%, 10/02/17.............................   5,000    5,036,570
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................   1,500    1,500,000
    2.250%, 08/15/16.............................   2,953    2,998,535
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   1,000    1,072,436
Time Warner, Inc.
    5.875%, 11/15/16.............................   1,000    1,073,226
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................  12,867   13,112,271
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................   1,000    1,016,879
    1.400%, 12/15/17.............................   5,000    5,041,985
US Bancorp
    1.650%, 05/15/17.............................   4,250    4,312,003
US Bank NA
    1.100%, 01/30/17.............................   6,000    6,022,434
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370    2,369,682
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   2,000    2,013,868
Wells Fargo & Co.
    2.625%, 12/15/16.............................   6,000    6,161,094
Western Union Co. (The)
    5.930%, 10/01/16.............................   2,348    2,497,819
Whirlpool Corp.
    1.350%, 03/01/17.............................   2,000    2,006,046
Whirpool Corp.
    1.650%, 11/01/17.............................   8,000    8,046,480
Yum! Brands, Inc.
    4.250%, 09/15/15.............................   2,485    2,515,280
                                                          ------------
TOTAL UNITED STATES..............................          543,316,254
                                                          ------------
TOTAL BONDS......................................          865,924,570
                                                          ------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17............................. $ 10,000 $ 10,325,780
Federal Home Loan Mortgage Corporation
#     1.000%, 07/28/17.............................   10,000   10,055,100
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................            20,380,880
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (24.3%)
U.S. Treasury Notes
      0.750%, 01/15/17.............................   35,000   35,136,710
++^^  0.500%, 07/31/17.............................  254,000  252,908,562
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           288,045,272
                                                             ------------

                                                     Shares/
                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund............... 1,046,792 $   12,111,380
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,183,397,330)............................            $1,186,462,102
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3     Total
                                          -------- -------------- ------- --------------
Bonds
  Australia..............................       -- $   76,303,169   --    $   76,303,169
  Canada.................................       --     60,360,166   --        60,360,166
  Finland................................       --     15,289,470   --        15,289,470
  France.................................       --     22,283,474   --        22,283,474
  Germany................................       --     13,496,347   --        13,496,347
  Italy..................................       --      1,568,302   --         1,568,302
  Japan..................................       --     30,131,685   --        30,131,685
  Netherlands............................       --     27,902,522   --        27,902,522
  Supranational Organization Obligations.       --      4,986,830   --         4,986,830
  Sweden.................................       --     19,164,384   --        19,164,384
  Switzerland............................       --     10,769,487   --        10,769,487
  United Kingdom.........................       --     40,352,480   --        40,352,480
  United States..........................       --    543,316,254   --       543,316,254
Agency Obligations.......................       --     20,380,880   --        20,380,880
U.S. Treasury Obligations................       --    288,045,272   --       288,045,272
Securities Lending Collateral............       --     12,111,380   --        12,111,380
Swap Agreements**........................       --     19,330,443   --        19,330,443
Futures Contracts**...................... $732,769             --   --           732,769
                                          -------- --------------   --    --------------
TOTAL.................................... $732,769 $1,205,792,545   --    $1,206,525,314
                                          ======== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $11,856 of securities on loan)......................... $  1,174,351
Temporary Cash.........................................................................       41,529
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............       12,111
Foreign Currencies at Value............................................................            4
Cash...................................................................................       42,976
Receivables:
  Interest.............................................................................        6,478
  Fund Shares Sold.....................................................................        2,301
  Futures Margin Variation.............................................................          207
Unrealized Gain on Swap Contracts......................................................       21,999
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,302,025
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................       12,111
  Fund Shares Redeemed.................................................................          775
  Due to Advisor.......................................................................          304
Unrealized Loss on Swap Contracts......................................................        2,669
Accrued Expenses and Other Liabilities.................................................           47
     Total Liabilities.................................................................       15,906
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  183,558,641
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       7.01
                                                                                        ============
Investments at Cost.................................................................... $  1,171,286
                                                                                        ============
Foreign Currencies at Cost............................................................. $          4
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,437,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,165
Accumulated Net Realized Gain (Loss)...................................................     (175,988)
Net Unrealized Appreciation (Depreciation).............................................       23,127
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $   6,170
  Income from Securities Lending....................................................................        13
                                                                                                     ---------
     Total Investment Income........................................................................     6,183
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     2,112
  Accounting & Transfer Agent Fees..................................................................        36
  Custodian Fees....................................................................................        26
  Filing Fees.......................................................................................        43
  Shareholders' Reports.............................................................................        26
  Directors'/Trustees' Fees & Expenses..............................................................         4
  Professional Fees.................................................................................        12
  Other.............................................................................................        16
                                                                                                     ---------
     Total Expenses.................................................................................     2,275
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (382)
  Fees Paid Indirectly (Note C).....................................................................        (7)
                                                                                                     ---------
  Net Expenses......................................................................................     1,886
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     4,297
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (9,763)
    Futures.........................................................................................    (5,821)
    Swap Contracts..................................................................................  (166,203)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     8,187
    Futures.........................................................................................     1,950
    Swap Contracts..................................................................................    31,829
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (135,838)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(131,541)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2015        2014
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    4,297  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     (9,763)      2,967
    Futures............................................................................     (5,821)     (2,034)
    Swap Contracts.....................................................................   (166,203)    (49,078)
    Foreign Currency Transactions......................................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      8,187      (7,904)
    Futures............................................................................      1,950        (649)
    Swap Contracts.....................................................................     31,829      (6,914)
    Translation of Foreign Currency Denominated Amounts................................     (1,816)      2,590
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (131,541)    (51,595)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (889)       (474)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (9,974)     (5,007)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    683,775     761,756
  Shares Issued in Lieu of Cash Distributions..........................................      9,738       4,915
                                                                                        ----------  ----------
  Shares Redeemed......................................................................   (460,070)   (302,192)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    233,443     464,479
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     91,928     407,877
Net Assets
  Beginning of Period..................................................................  1,194,191     786,314
                                                                                        ----------  ----------
  End of Period........................................................................ $1,286,119  $1,194,191
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     96,734      90,096
  Shares Issued in Lieu of Cash Distributions..........................................      1,339         566
  Shares Redeemed......................................................................    (63,832)    (36,041)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     34,241      54,621
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,165  $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA Commodity Strategy Portfolio
                                                   ------------------------------------------------------------
                                                                                                          Period
                                                     Six Months        Year        Year       Year       Nov. 9,
                                                        Ended         Ended       Ended      Ended      2010(a) to
                                                      April 30,      Oct. 31,    Oct. 31,   Oct. 31,     Oct. 31,
                                                        2015           2014        2013       2012         2011
----------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     8.00      $     8.30   $   9.40   $   9.77    $  10.00
                                                   ----------      ----------   --------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.06       0.06       0.07        0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.95)          (0.31)     (1.10)     (0.37)      (0.27)
                                                   ----------      ----------   --------   --------    --------
   Total from Investment Operations...............      (0.92)          (0.25)     (1.04)     (0.30)      (0.20)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.04)     (0.04)     (0.06)      (0.03)
 Net Realized Gains...............................      (0.01)          (0.01)     (0.02)     (0.01)         --
                                                   ----------      ----------   --------   --------    --------
   Total Distributions............................      (0.07)          (0.05)     (0.06)     (0.07)      (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     7.01      $     8.00   $   8.30   $   9.40    $   9.77
=================================================  ===========     ==========   ========   ========   ==========
Total Return......................................     (11.54)%(D)      (3.08)%   (11.15)%    (3.08)%     (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,286,119      $1,194,191   $786,314   $458,079    $230,781
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.33%      0.34%      0.35%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.39%      0.40%      0.41%       0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.74%(E)        0.65%      0.66%      0.79%       0.64%(C)(E)
Portfolio Turnover Rate...........................         86%(D)         104%        64%        69%         50%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2015, the Portfolio held a $302,461,182 investment in the Subsidiary, representing 23.23% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2015, approximately $382 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $705,868  $638,359 $321,589  $360,360

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2013.............................     $2,965         $472      $3,437
     2014.............................      4,533          474       5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,212,592      --        $(26,130)     (26,130)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/15      70      $4,793     $106
      Coffee 'C' Futures......  07/21/15      19         979      (21)

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Copper Futures.............  07/29/15       61    $ 4,402     $ 207
     Corn Futures...............  07/14/15      203      3,717      (171)
     Cotton No. 2 Futures.......  07/09/15       28        950        52
     Gasoline RBOB Futures......  06/30/15       35      2,983       282
     Gold 100 oz Futures........  08/27/15       50      5,918      (155)
     KCB Wheat Futures..........  07/14/15       21        524       (52)
     LME Nickel Futures.........  05/18/15       28      2,338       (86)
     LME Nickel Futures.........  07/13/15       13      1,088        93
     LME Nickel Futures.........  05/18/15      (28)    (2,338)     (139)
     LME Prime Aluminum Futures.  05/18/15      129      6,174       298
     LME Prime Aluminum Futures.  07/13/15       57      2,749       182
     LME Prime Aluminum Futures.  05/18/15     (129)    (6,173)     (457)
     LME Zinc Futures...........  05/18/15       56      3,296       371
     LME Zinc Futures...........  07/13/15       25      1,469       122
     LME Zinc Futures...........  05/18/15      (56)    (3,296)     (388)
     Lean Hogs Futures..........  07/15/15       31      1,023        16
     Live Cattle Futures........  08/31/15       26      1,540       (11)
     NY Harbor ULSD Futures.....  06/30/15       30      2,502       214
     Natural Gas Futures........  06/26/15      169      4,735       180
     Silver Futures.............  07/29/15       29      2,342       (88)
     Soybean Futures............  07/14/15       60      2,928       (18)
     Soybean Meal Futures.......  07/14/15       43      1,359       (20)
     Soybean Oil Futures........  07/14/15       78      1,481         6
     Sugar #11 Futures..........  06/30/15      134      1,978        71
     WTI Crude Futures..........  06/22/15       51      3,096       255
     Wheat Futures..............  07/14/15       64      1,517      (116)
                                                       -------     -----
                                                       $54,074     $ 733
                                                       =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $80,948 (in thousands).

   At April 30, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  06/30/15    USD    $  (215,555)    $ 3,511
Citibank, N.A...................   Index**  06/30/15    USD       (211,655)      3,595
Credit Suisse...................   Index**  05/29/15    USD       (253,982)      3,884
Deutsche Bank AG, London Branch.   Index**  05/29/15    USD       (294,624)      4,941
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         40,705      (1,004)
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         38,587      (1,665)
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (39,541)      1,419
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (41,694)        748
UBS AG..........................   Index**  07/31/15    USD       (232,661)      3,900
                                                               -----------     -------
                                                               $(1,210,420)    $19,329
                                                               ===========     =======

* During the six months ended April 30, 2015 the Subsidiary's average notional value of outstanding swap contracts was $1,181,930 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $24,454      $ 2,455*   $21,999

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $(4,391)     $(1,722)*  $(2,669)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of:
                               Futures

Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts

Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                    Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                           ----------------------------------------
                                                       Foreign  Commodity Commodity
                                                      Exchange   Futures    Swap
                                             Total    Contracts Contracts Contracts
                                           ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(166,253)  $5,771    $(5,821) $(166,203)


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                           -------------------------------------
                                                    Foreign  Commodity Commodity
                                                   Exchange   Futures    Swap
                                            Total  Contracts Contracts Contracts
                                           ------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $31,867  $(1,912)  $1,950    $31,829

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2015 (Amounts in thousands):

                                     Gross Amounts Not                           Gross Amounts Not
                                       Offset in the                               Offset in the
                                        Consolidated                                Consolidated
                                    Statements of Assets                        Statements of Assets
                          Gross       and Liabilities                Gross        and Liabilities
                        Amounts of ----------------------         Amounts of  ------------------------
                        Recognized  Financial     Cash     Net    Recognized   Financial       Cash     Net
                          Assets   Instruments Collateral Amount  Liabilities Instruments   Collateral Amount
Description                (a)         (b)      Received   (c)        (a)         (d)        Pledged    (e)
-----------             ---------- ----------- ---------- ------- ----------- -----------   ---------- ------
                                         Assets                                   Liabilities
                        ----------------------------------------- -------------------------------------------
DFA Commodity Strategy
 Portfolio
Swap Contracts.........  $21,998     $(2,669)      --     $19,329   $2,669      $(2,669)(f)     --       --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,056.50    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,057.40    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/14  04/30/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,043.10    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                      U.S. Large Company Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.5%
              Energy.......................................   8.5%
              Financials...................................  13.7%
              Health Care..................................  14.6%
              Industrials..................................  10.3%
              Information Technology.......................  19.9%
              Materials....................................   3.2%
              Real Estate Investment Trusts................   2.5%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                       DFA International Value Portfolio

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $7,428,517,006
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $6,474,630,609)........................................ $7,428,517,006
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc...................   119,213 $ 50,281,659            0.9%
     Comcast Corp. Class A.............   795,516   45,949,004            0.8%
     Home Depot, Inc. (The)............   412,564   44,136,097            0.8%
     McDonald's Corp...................   300,891   29,051,026            0.5%
     Walt Disney Co. (The).............   489,506   53,219,092            0.9%
     Other Securities..................            498,422,307            8.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            721,059,185           12.5%
                                                  ------------           -----
 Consumer Staples -- (9.2%)
     Altria Group, Inc.................   616,522   30,856,926            0.5%
     Coca-Cola Co. (The)............... 1,230,221   49,897,764            0.8%
     CVS Health Corp...................   352,276   34,977,484            0.6%
     PepsiCo, Inc......................   464,076   44,142,909            0.7%
     Philip Morris International, Inc..   484,288   40,423,519            0.7%
     Procter & Gamble Co. (The)........   845,431   67,220,219            1.1%
     Wal-Mart Stores, Inc..............   494,441   38,591,120            0.7%
     Other Securities..................            243,810,830            4.4%
                                                  ------------           -----
 Total Consumer Staples................            549,920,771            9.5%
                                                  ------------           -----
 Energy -- (8.2%)
     Chevron Corp......................   588,616   65,371,693            1.1%
     Exxon Mobil Corp.................. 1,313,205  114,734,721            2.0%
     Schlumberger, Ltd.................   399,254   37,773,421            0.7%
     Other Securities..................            273,192,627            4.7%
                                                  ------------           -----
 Total Energy..........................            491,072,462            8.5%
                                                  ------------           -----
 Financials -- (13.2%)
     Bank of America Corp.............. 3,293,294   52,462,173            0.9%
 *   Berkshire Hathaway, Inc. Class B..   570,930   80,621,025            1.4%
     Citigroup, Inc....................   949,788   50,642,696            0.9%
     JPMorgan Chase & Co............... 1,167,199   73,837,009            1.3%
     Wells Fargo & Co.................. 1,467,823   80,877,047            1.4%
     Other Securities..................            452,665,389            7.8%
                                                  ------------           -----
 Total Financials......................            791,105,339           13.7%
                                                  ------------           -----
 Health Care -- (14.1%)
     AbbVie, Inc.......................   498,988   32,264,564            0.5%
 *   Actavis P.L.C.....................   122,246   34,578,504            0.6%
     Amgen, Inc........................   237,572   37,514,994            0.6%
 *   Biogen, Inc.......................    73,449   27,464,785            0.5%
     Bristol-Myers Squibb Co...........   520,349   33,161,842            0.6%
 *   Gilead Sciences, Inc..............   466,278   46,865,602            0.8%
     Johnson & Johnson.................   870,470   86,350,624            1.5%
     Medtronic P.L.C...................   446,137   33,214,900            0.6%
     Merck & Co., Inc..................   888,535   52,921,145            0.9%
     Pfizer, Inc....................... 1,918,722   65,102,237            1.1%
     UnitedHealth Group, Inc...........   298,567   33,260,364            0.6%
     Other Securities..................            361,242,960            6.3%
                                                  ------------           -----
 Total Health Care.....................            843,942,521           14.6%
                                                  ------------           -----
 Industrials -- (9.9%)
     3M Co.............................   198,717   31,077,352            0.5%
     Boeing Co. (The)..................   205,082   29,396,454            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,150,957 $   85,327,915            1.5%
      Union Pacific Corp.................................    275,898     29,308,644            0.5%
      United Technologies Corp...........................    258,704     29,427,580            0.5%
      Other Securities...................................               389,255,599            6.8%
                                                                     --------------          ------
Total Industrials........................................               593,793,544           10.3%
                                                                     --------------          ------
Information Technology -- (19.3%)
      Apple, Inc.........................................  1,823,517    228,213,153            3.9%
      Cisco Systems, Inc.................................  1,598,108     46,073,454            0.8%
*     Facebook, Inc. Class A.............................    657,199     51,767,565            0.9%
*     Google, Inc. Class A...............................     89,400     49,060,038            0.8%
*     Google, Inc. Class C...............................     89,832     48,270,281            0.8%
      Intel Corp.........................................  1,482,669     48,260,876            0.8%
      International Business Machines Corp...............    287,779     49,293,665            0.8%
      MasterCard, Inc. Class A...........................    305,608     27,568,898            0.5%
      Microsoft Corp.....................................  2,568,307    124,922,452            2.2%
      Oracle Corp........................................  1,003,587     43,776,465            0.7%
      QUALCOMM, Inc......................................    516,417     35,116,356            0.6%
      Visa, Inc. Class A.................................    607,321     40,113,552            0.7%
      Other Securities...................................               360,891,469            6.4%
                                                                     --------------          ------
Total Information Technology.............................             1,153,328,224           19.9%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               186,444,724            3.2%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.4%)
      Other Securities...................................               141,777,494            2.4%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,624,853     56,284,908            1.0%
      Verizon Communications, Inc........................  1,300,907     65,617,749            1.1%
      Other Securities...................................                13,550,722            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               135,453,379            2.3%
                                                                     --------------          ------
Utilities -- (2.9%)
      Other Securities...................................               173,351,078            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,781,248,721           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%.    545,860        545,860            0.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund..................... 17,378,805    201,072,771            3.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,008,262,737)................................              $5,982,867,352          103.4%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ---------------------------------------------------
                                     Level 1       Level 2    Level 3      Total
                                 --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  721,059,185            --   --    $  721,059,185
  Consumer Staples..............    549,920,771            --   --       549,920,771
  Energy........................    491,072,462            --   --       491,072,462
  Financials....................    791,105,339            --   --       791,105,339
  Health Care...................    843,942,521            --   --       843,942,521
  Industrials...................    593,793,544            --   --       593,793,544
  Information Technology........  1,153,328,224            --   --     1,153,328,224
  Materials.....................    186,444,724            --   --       186,444,724
  Real Estate Investment Trusts.    141,777,494            --   --       141,777,494
  Telecommunication Services....    135,453,379            --   --       135,453,379
  Utilities.....................    173,351,078            --   --       173,351,078
Temporary Cash Investments......        545,860            --   --           545,860
Securities Lending Collateral...             --  $201,072,771   --       201,072,771
Futures Contracts**.............        (52,554)           --   --           (52,554)
                                 --------------  ------------   --    --------------
TOTAL........................... $5,781,742,027  $201,072,771   --    $5,982,814,798
                                 ==============  ============   ==    ==============

**Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    7,428,517            --
Investments at Value (including $0 and $377,047 of securities on loan, respectively).             --  $  5,781,248
Temporary Cash Investments at Value & Cost...........................................             --           546
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       201,073
Segregated Cash for Futures Contracts................................................             --           285
Receivables:
  Dividends and Tax Reclaims.........................................................             --         5,336
  Securities Lending Income..........................................................             --            56
  Fund Shares Sold...................................................................          4,507         1,845
Prepaid Expenses and Other Assets....................................................             76            72
                                                                                      --------------  ------------
     Total Assets....................................................................      7,433,100     5,990,461
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       201,073
  Fund Shares Redeemed...............................................................         30,256         1,548
  Due to Advisor.....................................................................          1,207           217
  Futures Margin Variation...........................................................             --            55
Accrued Expenses and Other Liabilities...............................................            316           529
                                                                                      --------------  ------------
     Total Liabilities...............................................................         31,779       203,422
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,464 and $0 and shares outstanding of
 539,583 and 0, respectively......................................................... $        19.39           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $7,390,857 and $5,787,039 and
 shares outstanding of 381,139,815 and 351,501,365, respectively..................... $        19.39  $      16.46
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,474,631  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,806,644
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,749,573  $  2,924,721
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................................         76,591        11,966
Accumulated Net Realized Gain (Loss).................................................       (378,826)     (124,199)
Net Unrealized Foreign Exchange Gain (Loss)..........................................             97            --
Net Unrealized Appreciation (Depreciation)...........................................        953,886     2,974,551
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Taxes Withheld of $9,535 and $0, respectively)................   $116,963           --
  Income from Securities Lending..................................................      3,201           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,640)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    112,524           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0 and $4, respectively)....................         --     $ 60,503
  Interest........................................................................         --            4
  Income from Securities Lending..................................................         --          286
                                                                                     --------     --------
     Total Investment Income......................................................         --       60,793
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --        1,713
  Administrative Services Fees....................................................      7,010           --
  Accounting & Transfer Agent Fees................................................         24          163
  S&P 500(R) Fees.................................................................         --           50
  Custodian Fees..................................................................         --           35
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................         14           --
  Filing Fees.....................................................................         56           37
  Shareholders' Reports...........................................................         99           46
  Directors'/Trustees' Fees & Expenses............................................         26           21
  Professional Fees...............................................................         12          155
  Other...........................................................................         94           80
                                                                                     --------     --------
     Total Expenses...............................................................      7,335        2,300
                                                                                     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................         --          (16)
                                                                                     --------     --------
  Net Expenses....................................................................      7,335        2,284
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    105,189       58,509
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................    112,124      169,805
    Futures.......................................................................         --        2,952
    Foreign Currency Transactions.................................................     (3,395)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    203,424       15,857
    Futures.......................................................................         --       (2,664)
    Translation of Foreign Currency Denominated Amounts...........................        780           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    312,933      185,950
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $418,122     $244,459
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA International Value    U.S. Large Company
                                                                        Portfolio                Portfolio
                                                                 -----------------------  ----------------------
                                                                 Six Months      Year     Six Months     Year
                                                                    Ended       Ended        Ended      Ended
                                                                  April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                    2015         2014        2015        2014
                                                                 ----------- -----------  ----------- ----------
                                                                 (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $  105,189  $   299,034  $   58,509  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    112,124      130,787     169,805      90,274
    Futures.....................................................         --           --       2,952      12,101
    Foreign Currency Transactions...............................     (3,395)      (1,306)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    203,424     (506,381)     15,857     634,795
    Futures.....................................................         --          (25)     (2,664)        345
    Translation of Foreign Currency Denominated Amounts.........        780       (1,031)         --          --
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    418,122      (78,922)    244,459     840,887
                                                                 ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (72)        (347)         --          --
    Institutional Class Shares..................................    (50,981)    (295,058)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
     Total Distributions........................................    (51,053)    (295,405)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................    908,708    1,652,421     466,730     787,937
  Shares Issued in Lieu of Cash Distributions...................     49,538      286,790      49,003      89,598
  Shares Redeemed...............................................   (926,408)  (1,090,342)   (584,692)   (864,648)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     31,838      848,869     (68,959)     12,887
                                                                 ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    398,907      474,542     118,665     751,038
Net Assets
  Beginning of Period...........................................  7,002,414    6,527,872   5,668,374   4,917,336
                                                                 ----------  -----------  ----------  ----------
  End of Period................................................. $7,401,321  $ 7,002,414  $5,787,039  $5,668,374
                                                                 ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     50,235       84,840      28,678      52,855
  Shares Issued in Lieu of Cash Distributions...................      2,870       14,488       3,072       6,016
  Shares Redeemed...............................................    (50,447)     (55,963)    (35,910)    (57,748)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      2,658       43,365      (4,160)      1,123
                                                                 ==========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment Income)............. $   76,591  $    22,455  $   11,966  $   10,292

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio-Class R2 Shares+
                                               -----------------------------------------------------------
                                               Six Months      Year      Year     Year     Year      Year
                                                  Ended       Ended     Ended    Ended    Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                  2015         2014      2013     2012     2011      2010
------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 18.48     $ 19.46    $15.72   $15.83   $17.82    $17.13
                                                 -------     -------    ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.25        0.74      0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.78       (0.93)     3.77    (0.13)   (2.00)     1.29
                                                 -------     -------    ------   ------   ------    ------
   Total from Investment Operations...........      1.03       (0.19)     4.26     0.38    (1.47)     1.66
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
                                                 -------     -------    ------   ------   ------    ------
   Total Distributions........................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 19.39     $ 18.48    $19.46   $15.72   $15.83    $17.82
============================================== ===========   ========  ======== ======== ========  ========
Total Return..................................      5.65%(D)   (1.21)%   27.61%    2.70%   (8.53)%   10.60%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,464     $11,200    $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)...      0.68%(E)    0.68%     0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.73%(E)    3.79%     2.84%    3.33%    2.97%     2.11%
------------------------------------------------------------------------------------------------------------

                                                       DFA International Value Portfolio-Institutional Class Shares
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.47     $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.27           0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.78          (0.98)        3.78       (0.12)      (1.99)        1.34
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.05          (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    19.39     $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       5.74%(D)      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,390,857     $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)...       0.43%(E)       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.00%(E)       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Large Company Portfolio
                                         -------------------------------------------------------------------------
                                          Six Months       Year        Year        Year        Year          Year
                                             Ended        Ended       Ended       Ended       Ended         Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,
                                             2015          2014        2013        2012        2011          2010
----------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    15.94     $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                         ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.17           0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.51           2.07        2.71        1.25        0.56        1.15
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       0.68           2.36        2.98        1.47        0.75        1.33
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    16.46     $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
=======================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return............................       4.31%(D)      17.17%      27.10%      15.02%       8.09%      16.47%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,787,039     $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.       0.08%(E)       0.08%       0.09%       0.10%       0.10%       0.10% **
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.08%(E)       0.08%       0.10%       0.10%       0.10%       0.11% **
Ratio of Net Investment Income to
 Average Net Assets.....................       2.05%(E)       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.................          3%(D)          3%          3%          4%          4%          1% *
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.

** Represents the combined ratios for the portfolio and, for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                           Value
Target Fund                     Shares            Acquiring Fund             Shares    (in thousands)
-----------                   ---------- --------------------------------- ----------- --------------
                                         U.S. Large Company Institutional
U.S. Large Company Portfolio. 83,482,168   Index Portfolio                 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized Appreciation
Target Fund         Net Assets     (Depreciation)              Acquiring Fund           Net Assets
-----------         ---------- ----------------------- -------------------------------- ----------
U.S. Large Company                                     U.S. Large Company
  Portfolio........ $2,731,987        $315,984           Institutional Index Portfolio   $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2015, the Feeder Fund's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA International Value Portfolio. 0.20%

   For the six months ended April 30, 2015, the U.S. Large Company Portfolio's investment management fees for both investment advisory services and the administrative services described above were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                      U.S. Large Company Portfolio. 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
                                         Amount   Expenses Assumed     Recovery
                                       ---------- ---------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......    0.08%         $57              $414
Class R2 Shares
DFA International Value Portfolio (2).    0.79%          --                --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $219
                    U.S. Large Company Portfolio......  270

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $172,687  $217,384

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,485,780  $  942,737          --     $  942,737
U.S. Large Company Portfolio......  3,193,605   2,861,297    $(72,035)     2,789,262

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2015        Oct. 31, 2014
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   1,639       90  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........        72        4          347       17
 Shares Redeemed......................................    (2,994)    (160)      (5,810)    (293)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $  (1,283)     (66) $     6,278      322
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 907,069   50,145  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........    49,466    2,866      286,443   14,471
 Shares Redeemed......................................  (923,414) (50,287)  (1,084,532) (55,670)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  33,121    2,724  $   842,591   43,043
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                      Approximate
                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/19/15      51      $5,301     $(53)       $285
                                                                  ------     ----        ----
                                                                  $5,301     $(53)       $285
                                                                  ======     ====        ====

* During the six months ended April 30, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $14,165 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payable: Futures
                                                      Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                           Liability Derivatives Value
             -                             -------------------------
                                            Total Value
                                                 at          Equity
                                           April 30, 2015   Contracts
                                           --------------   ---------
             U.S. Large Company Portfolio.      $(53)         $(53)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,952          $ 2,952

                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,664)         $(2,664)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $18,790         16         $7        $73,868

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $185,824 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      2             90%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             79%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,075.20    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,018.30    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.14%    $0.70

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,087.30    0.11%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,119.00    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  960.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,025.10    0.15%    $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,063.40    0.27%    $1.38
Hypothetical 5% Annual Return........... $1,000.00 $1,023.46    0.27%    $1.35

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.3%
              Consumer Staples.............................   9.1%
              Energy.......................................   1.0%
              Financials...................................  11.8%
              Health Care..................................   4.7%
              Industrials..................................  29.2%
              Information Technology.......................  11.7%
              Materials....................................  11.4%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.8%
              Financials...................................  16.0%
              Health Care..................................   7.1%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.6%
              Consumer Staples.............................   5.1%
              Energy.......................................   4.4%
              Financials...................................  15.5%
              Health Care..................................   3.4%
              Industrials..................................  23.6%
              Information Technology.......................   9.1%
              Materials....................................   7.9%
              Telecommunication Services...................   3.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   5.8%
              Energy.......................................   3.3%
              Financials...................................  17.2%
              Health Care..................................   9.4%
              Industrials..................................  27.8%
              Information Technology.......................   9.4%
              Materials....................................   8.3%
              Other........................................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   4.0%
              Energy.......................................  25.9%
              Financials...................................   7.9%
              Health Care..................................   1.3%
              Industrials..................................  13.3%
              Information Technology.......................   6.0%
              Materials....................................  23.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   6.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   8.4%
              Energy.......................................   7.7%
              Financials...................................  26.3%
              Health Care..................................   2.5%
              Industrials..................................   8.1%
              Information Technology.......................  17.9%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   8.7%
              Energy.......................................   2.0%
              Financials...................................  16.4%
              Health Care..................................   5.7%
              Industrials..................................  16.6%
              Information Technology.......................  14.9%
              Materials....................................  13.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   4.2%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $  547,709,778            2.9%
#   Comcast Corp. Special Class A........  3,105,444    178,842,520            0.9%
#   Ford Motor Co........................ 10,847,219    171,386,060            0.9%
    General Motors Co....................  4,177,298    146,456,068            0.8%
    Time Warner Cable, Inc...............  1,876,119    291,774,027            1.5%
    Time Warner, Inc.....................  4,397,226    371,169,847            1.9%
    Other Securities.....................               760,878,419            4.0%
                                                     --------------           -----
Total Consumer Discretionary.............             2,468,216,719           12.9%
                                                     --------------           -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548    134,349,026            0.7%
    CVS Health Corp......................  4,790,425    475,641,298            2.5%
    Mondelez International, Inc. Class A.  4,399,456    168,807,127            0.9%
    Other Securities.....................               317,415,718            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,096,213,169            5.7%
                                                     --------------           -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027    245,133,041            1.3%
    Apache Corp..........................  1,732,984    118,536,106            0.6%
    Baker Hughes, Inc....................  1,938,026    132,677,260            0.7%
    Chevron Corp.........................  5,878,293    652,843,221            3.4%
    ConocoPhillips.......................  6,333,402    430,164,664            2.2%
    Devon Energy Corp....................  1,695,428    115,645,144            0.6%
    Exxon Mobil Corp.....................  5,368,279    469,026,536            2.4%
    Marathon Petroleum Corp..............  1,339,624    132,046,738            0.7%
    Occidental Petroleum Corp............  2,221,423    177,935,982            0.9%
    Phillips 66..........................  1,670,790    132,510,355            0.7%
    Valero Energy Corp...................  2,806,975    159,716,877            0.8%
    Other Securities.....................               644,777,263            3.5%
                                                     --------------           -----
Total Energy.............................             3,411,013,187           17.8%
                                                     --------------           -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721    163,450,455            0.9%
    Bank of America Corp................. 15,546,531    247,656,239            1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420    125,767,583            0.7%
    Capital One Financial Corp...........  2,044,209    165,274,298            0.9%
    Citigroup, Inc.......................  4,980,715    265,571,724            1.4%
#   CME Group, Inc.......................  1,222,099    111,101,020            0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356    244,219,985            1.3%
    JPMorgan Chase & Co.................. 10,421,544    659,266,873            3.4%
    MetLife, Inc.........................  2,189,692    112,309,303            0.6%
    Morgan Stanley.......................  3,805,140    141,969,773            0.7%
    Wells Fargo & Co.....................  4,175,882    230,091,098            1.2%
    Other Securities.....................             1,489,067,659            7.7%
                                                     --------------           -----
Total Financials.........................             3,955,746,010           20.7%
                                                     --------------           -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110    214,713,586            1.1%
    Anthem, Inc..........................  1,674,297    252,701,646            1.3%
*   Boston Scientific Corp...............  6,573,232    117,134,994            0.6%
#*  Express Scripts Holding Co...........  2,947,224    254,640,154            1.3%
    Humana, Inc..........................    707,042    117,086,155            0.6%
#   Pfizer, Inc.......................... 19,796,068    671,680,587            3.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
Health Care -- (Continued)
       Thermo Fisher Scientific, Inc...   1,315,969 $   165,390,984            0.9%
       Other Securities................                 400,048,103            2.2%
                                                    ---------------          ------
Total Health Care......................               2,193,396,209           11.5%
                                                    ---------------          ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618     194,258,684            1.0%
       FedEx Corp......................     843,839     143,089,779            0.8%
       General Electric Co.............  28,575,994     773,837,918            4.1%
#      Norfolk Southern Corp...........   1,611,307     162,500,311            0.9%
       Northrop Grumman Corp...........   1,364,645     210,209,916            1.1%
#      Southwest Airlines Co...........   3,905,821     158,420,100            0.8%
       Union Pacific Corp..............   1,765,010     187,497,012            1.0%
       Other Securities................                 630,374,695            3.2%
                                                    ---------------          ------
Total Industrials......................               2,460,188,415           12.9%
                                                    ---------------          ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314     355,540,613            1.9%
       EMC Corp........................   4,399,598     118,393,182            0.6%
       Hewlett-Packard Co..............   9,619,949     317,169,719            1.7%
       Intel Corp......................   8,749,317     284,790,268            1.5%
       Other Securities................                 770,628,639            4.0%
                                                    ---------------          ------
Total Information Technology...........               1,846,522,421            9.7%
                                                    ---------------          ------
Materials -- (3.6%)
       Other Securities................                 729,423,962            3.8%
                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                   3,010,581            0.0%
                                                    ---------------          ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229     715,081,453            3.7%
       Other Securities................                 144,466,196            0.8%
                                                    ---------------          ------
Total Telecommunication Services.......                 859,547,649            4.5%
                                                    ---------------          ------
Utilities -- (0.3%)
       Other Securities................                  68,980,718            0.4%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              19,092,259,040           99.9%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                     208,566            0.0%
                                                    ---------------          ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414   1,241,986,437            6.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $20,334,454,043          106.4%
                                                    ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $ 71,465,422            0.7%
    National Australia Bank, Ltd.................. 2,095,885   60,687,121            0.6%
    Wesfarmers, Ltd............................... 2,171,552   74,851,884            0.8%
    Other Securities..............................            440,514,946            4.4%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            647,519,373            6.5%
                                                             ------------            ----
AUSTRIA -- (0.1%)
    Other Securities..............................             14,194,786            0.1%
                                                             ------------            ----
BELGIUM -- (1.2%)
    Other Securities..............................            127,207,184            1.3%
                                                             ------------            ----
CANADA -- (7.7%)
    Bank of Montreal..............................   860,326   56,179,288            0.6%
    Canadian Natural Resources, Ltd............... 1,849,320   61,449,846            0.6%
#   Manulife Financial Corp....................... 3,287,435   59,835,949            0.6%
    Suncor Energy, Inc............................ 3,750,370  122,131,817            1.2%
    Other Securities..............................            548,076,239            5.5%
                                                             ------------            ----
TOTAL CANADA......................................            847,673,139            8.5%
                                                             ------------            ----
DENMARK -- (1.3%)
    Other Securities..............................            143,350,002            1.4%
                                                             ------------            ----
FINLAND -- (0.7%)
    Other Securities..............................             77,102,984            0.8%
                                                             ------------            ----
FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754  101,263,553            1.0%
    BNP Paribas SA................................ 1,173,096   74,082,501            0.7%
    Cie de Saint-Gobain........................... 1,565,233   71,135,279            0.7%
#   GDF Suez...................................... 3,247,971   66,084,477            0.7%
    Orange SA..................................... 3,989,277   65,708,630            0.7%
#   Renault SA....................................   759,515   79,914,398            0.8%
    Societe Generale SA........................... 1,435,323   71,758,485            0.7%
    Other Securities..............................            343,321,863            3.4%
                                                             ------------            ----
TOTAL FRANCE......................................            873,269,186            8.7%
                                                             ------------            ----
GERMANY -- (6.9%)
#   Allianz SE....................................   768,935  130,883,988            1.3%
    Bayerische Motoren Werke AG...................   829,743   97,880,295            1.0%
    Daimler AG.................................... 2,214,556  212,922,187            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971   53,478,460            0.5%
    Other Securities..............................            266,936,885            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            762,101,815            7.6%
                                                             ------------            ----
HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000   74,495,202            0.7%
    Other Securities..............................            227,312,335            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................            301,807,537            3.0%
                                                             ------------            ----

IRELAND -- (0.2%)
    Other Securities..............................             26,121,781            0.3%
                                                             ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

ISRAEL -- (0.3%)
    Other Securities........................            $   35,130,239            0.4%
                                                        --------------           -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290     49,818,281            0.5%
    Other Securities........................                96,542,603            1.0%
                                                        --------------           -----
TOTAL ITALY.................................               146,360,884            1.5%
                                                        --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc............. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc.........................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500    119,138,825            1.2%
    Other Securities........................             1,581,800,898           15.8%
                                                        --------------           -----
TOTAL JAPAN.................................             2,210,760,199           22.1%
                                                        --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202     99,400,933            1.0%
    Other Securities........................               194,499,001            1.9%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               293,899,934            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                10,828,730            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                69,461,065            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,432,720            0.0%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               120,212,021            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198     95,728,713            0.9%
    Other Securities........................               154,532,682            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               250,261,395            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     53,365,201            0.5%
    Other Securities........................               205,131,159            2.0%
                                                        --------------           -----
TOTAL SWEDEN................................               315,011,789            3.1%
                                                        --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA.............    591,731     52,742,706            0.5%
    Holcim, Ltd.............................    887,877     71,323,585            0.7%
    Novartis AG.............................  1,236,600    126,222,379            1.3%
    Swiss Re AG.............................  1,037,390     92,024,136            0.9%
    UBS Group AG............................  2,463,478     49,213,708            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                 Shares       Value++     of Net Assets**
                                                 ------       -------     ---------------

SWITZERLAND -- (Continued)
      Zurich Insurance Group AG...............    333,311 $   102,877,494            1.0%
      Other Securities........................                280,890,571            2.8%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                852,132,912            8.5%
                                                          ---------------          ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604      57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C..................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214      51,518,734            0.5%
      Standard Chartered P.L.C................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C.................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108      94,551,011            0.9%
      Other Securities........................                365,006,280            3.6%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,738,119,220           17.3%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,866,958,895           98.5%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701      55,016,390            0.6%
      Other Securities........................                 23,508,685            0.2%
                                                          ---------------          ------
TOTAL GERMANY.................................                 78,525,075            0.8%
                                                          ---------------          ------
TOTAL PREFERRED STOCKS........................                 78,525,075            0.8%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    655,774            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                    655,774            0.0%
                                                          ---------------          ------

                                                              Value+
                                                              ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208   1,137,773,070           11.3%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $11,083,912,814          110.6%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   41,710,367 $  605,809,006   --    $   647,519,373
  Austria.....................             --     14,194,786   --         14,194,786
  Belgium.....................      4,236,232    122,970,952   --        127,207,184
  Canada......................    847,673,139             --   --        847,673,139
  Denmark.....................             --    143,350,002   --        143,350,002
  Finland.....................      2,202,162     74,900,822   --         77,102,984
  France......................      4,519,004    868,750,182   --        873,269,186
  Germany.....................     65,809,417    696,292,398   --        762,101,815
  Hong Kong...................             --    301,807,537   --        301,807,537
  Ireland.....................      6,015,287     20,106,494   --         26,121,781
  Israel......................        851,655     34,278,584   --         35,130,239
  Italy.......................     22,010,100    124,350,784   --        146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 10,618,562            0.4%
    Calsonic Kansei Corp........................   994,000    7,245,934            0.3%
    Nifco, Inc..................................   287,200   10,171,536            0.4%
    Shimachu Co., Ltd...........................   297,200    7,692,370            0.3%
    Wacoal Holdings Corp........................   675,000    7,501,637            0.3%
    Other Securities............................            483,586,928           18.4%
                                                           ------------           -----
Total Consumer Discretionary....................            526,816,967           20.1%
                                                           ------------           -----
Consumer Staples -- (8.2%)
#   Lion Corp................................... 1,217,000    7,459,102            0.3%
    Matsumotokiyoshi Holdings Co., Ltd..........   223,800    8,148,780            0.3%
    Nichirei Corp............................... 1,501,000    7,922,948            0.3%
    Sapporo Holdings, Ltd....................... 1,981,000    7,775,899            0.3%
    Takara Holdings, Inc........................   980,300    7,304,188            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300    8,302,458            0.3%
    Other Securities............................            189,537,445            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            236,450,820            9.0%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             26,354,717            1.0%
                                                           ------------           -----
Financials -- (10.7%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    7,553,870            0.3%
#   Higo Bank, Ltd. (The)....................... 1,124,000    7,224,269            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,332,639            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    7,970,217            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    8,393,655            0.3%
*   Leopalace21 Corp............................ 1,511,300    8,716,353            0.3%
    Musashino Bank, Ltd. (The)..................   198,700    7,194,014            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,998,094            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    9,158,311            0.4%
    Other Securities............................            235,193,147            8.9%
                                                           ------------           -----
Total Financials................................            306,734,569           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Asahi Intecc Co., Ltd.......................   123,000    7,574,735            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    7,127,079            0.3%
#   Tsumura & Co................................   348,700    8,171,178            0.3%
    Other Securities............................             99,298,754            3.7%
                                                           ------------           -----
Total Health Care...............................            122,171,746            4.6%
                                                           ------------           -----
Industrials -- (26.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,218,341            0.3%
    Daifuku Co., Ltd............................   579,400    7,718,800            0.3%
    DMG Mori Seiki Co., Ltd.....................   486,500    7,934,353            0.3%
    Fujikura, Ltd............................... 1,984,000    9,449,502            0.4%
#   Furukawa Electric Co., Ltd.................. 4,806,000    8,808,884            0.3%
    Glory, Ltd..................................   266,700    7,381,541            0.3%
#   Iwatani Corp................................ 1,087,000    7,351,887            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,992,000    9,192,882            0.4%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    9,174,203            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,834,000    8,042,265            0.3%
    Nisshinbo Holdings, Inc.....................   903,000    9,353,261            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      OKUMA Corp.........................    844,000 $    9,144,517            0.4%
      OSG Corp...........................    444,300      9,237,823            0.4%
      Sankyu, Inc........................  1,540,000      7,222,498            0.3%
      Sanwa Holdings Corp................  1,232,600      9,302,894            0.4%
      Other Securities...................               632,476,310           23.7%
                                                     --------------          ------
Total Industrials........................               759,009,961           28.9%
                                                     --------------          ------

Information Technology -- (10.7%)
      Horiba, Ltd........................    212,650      7,985,273            0.3%
      IT Holdings Corp...................    505,101      9,946,402            0.4%
      Oki Electric Industry Co., Ltd.....  4,751,000      9,732,972            0.4%
      SCREEN Holdings Co., Ltd...........  1,231,000      8,356,784            0.3%
      Taiyo Yuden Co., Ltd...............    642,700      9,501,859            0.4%
      Other Securities...................               260,157,452            9.8%
                                                     --------------          ------
Total Information Technology.............               305,680,742           11.6%
                                                     --------------          ------

Materials -- (10.3%)
      ADEKA Corp.........................    523,000      7,376,790            0.3%
      Lintec Corp........................    303,800      7,452,101            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,568,000      8,477,444            0.3%
      Nisshin Steel Co., Ltd.............    582,592      7,764,699            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000      8,637,435            0.3%
      Toyobo Co., Ltd....................  5,776,000      8,805,372            0.3%
      Ube Industries, Ltd................  5,257,000      8,721,582            0.3%
      Other Securities...................               239,767,743            9.2%
                                                     --------------          ------
Total Materials..........................               297,003,166           11.3%
                                                     --------------          ------

Telecommunication Services -- (0.1%)
      Other Securities...................                 4,125,906            0.2%
                                                     --------------          ------

Utilities -- (0.6%)
      Other Securities...................                15,927,333            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,600,275,927           99.0%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..... 23,434,297    271,134,819           10.3%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,654,997,422)................              $2,871,410,746          109.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  526,816,967   --    $  526,816,967
  Consumer Staples............ $2,148,538    234,302,282   --       236,450,820
  Energy......................         --     26,354,717   --        26,354,717
  Financials..................         --    306,734,569   --       306,734,569
  Health Care.................         --    122,171,746   --       122,171,746
  Industrials.................         --    759,009,961   --       759,009,961
  Information Technology......  2,517,578    303,163,164   --       305,680,742
  Materials...................         --    297,003,166   --       297,003,166
  Telecommunication Services..         --      4,125,906   --         4,125,906
  Utilities...................         --     15,927,333   --        15,927,333
Securities Lending Collateral.         --    271,134,819   --       271,134,819
                               ---------- --------------   --    --------------
TOTAL......................... $4,666,116 $2,866,744,630   --    $2,871,410,746
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.7%)
AUSTRALIA -- (40.1%)
    Adelaide Brighton, Ltd................  3,668,074 $ 13,067,350            0.9%
    Ansell, Ltd...........................    528,919   10,885,246            0.8%
    Aristocrat Leisure, Ltd...............  2,821,383   18,441,478            1.3%
#   Beach Energy, Ltd.....................  9,180,505    8,007,797            0.6%
#   carsales.com, Ltd.....................  1,702,940   12,721,551            0.9%
    CSR, Ltd..............................  3,271,166    9,401,454            0.7%
    Domino's Pizza Enterprises, Ltd.......    286,872    8,256,380            0.6%
    Downer EDI, Ltd.......................  2,903,995   10,098,121            0.7%
    DuluxGroup, Ltd.......................  3,101,823   15,470,828            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,023,498            1.1%
    Fairfax Media, Ltd.................... 14,257,034   11,730,892            0.8%
#   GrainCorp, Ltd. Class A...............  1,217,507    9,491,039            0.7%
#   iiNET, Ltd............................  1,121,222    8,769,726            0.6%
    Independence Group NL.................  1,789,170    8,348,729            0.6%
#   Invocare, Ltd.........................    901,024    9,521,924            0.7%
#   IOOF Holdings, Ltd....................  1,900,338   15,077,021            1.1%
#   Iress, Ltd............................  1,073,207    8,801,370            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   12,915,393            0.9%
#   M2 Group, Ltd.........................  1,270,931   10,998,394            0.8%
#   Magellan Financial Group, Ltd.........    466,192    7,316,634            0.5%
#   NIB Holdings, Ltd.....................  2,713,689    7,824,164            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    8,548,706            0.6%
#   OZ Minerals, Ltd......................  2,198,276    8,092,692            0.6%
    Perpetual, Ltd........................    356,426   15,178,883            1.1%
#   Primary Health Care, Ltd..............  3,204,222   12,541,277            0.9%
*   Qantas Airways, Ltd...................  4,774,293   12,761,394            0.9%
#   Sims Metal Management, Ltd............  1,382,214   11,780,563            0.8%
#   Sirtex Medical, Ltd...................    412,322    6,890,108            0.5%
#   Slater & Gordon, Ltd..................  1,962,864    9,828,927            0.7%
#   Spark Infrastructure Group............ 10,385,907   15,971,391            1.1%
#   Super Retail Group, Ltd...............  1,280,749    9,969,898            0.7%
    Tabcorp Holdings, Ltd.................  2,628,740   10,098,762            0.7%
    Other Securities......................             341,600,806           24.0%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             695,432,396           49.2%
                                                      ------------           -----

CHINA -- (0.5%)
    Other Securities......................               9,561,281            0.7%
                                                      ------------           -----

HONG KONG -- (24.0%)
    Cafe de Coral Holdings, Ltd...........  1,930,000    7,186,820            0.5%
    Dah Sing Banking Group, Ltd...........  3,457,116    7,481,915            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    8,293,334            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   13,041,225            0.9%
    Hopewell Holdings, Ltd................  2,920,000   11,211,143            0.8%
    Luk Fook Holdings International, Ltd..  2,862,000    8,930,396            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    7,374,189            0.5%
    Television Broadcasts, Ltd............  1,481,300    9,679,009            0.7%
    Value Partners Group, Ltd.............  5,396,000   10,018,069            0.7%
    Vitasoy International Holdings, Ltd...  4,703,000    8,598,433            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000   10,806,910            0.8%
    Other Securities......................             314,218,905           22.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             416,840,348           29.5%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.0%)
      Air New Zealand, Ltd...................  3,693,701 $    7,590,684            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,190,065     20,750,948            1.5%
#     Infratil, Ltd..........................  3,201,309      7,620,110            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,523,565            1.0%
#     Sky Network Television, Ltd............  2,080,268      9,965,124            0.7%
      SKYCITY Entertainment Group, Ltd.......  4,352,955     13,944,040            1.0%
      Other Securities.......................                63,839,094            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               138,233,565            9.8%
                                                         --------------          ------
SINGAPORE -- (8.1%)
      Venture Corp., Ltd.....................  1,654,300     10,550,481            0.8%
      Other Securities.......................               130,430,824            9.2%
                                                         --------------          ------
TOTAL SINGAPORE..............................               140,981,305           10.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,048,895           99.2%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.2%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                        --            0.0%
                                                         --------------          ------
HONG KONG -- (0.2%)
      Other Securities.......................                 3,109,064            0.2%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                       314            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                 3,109,378            0.2%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund......... 28,646,913    331,444,781           23.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,730,770,323)....................              $1,735,603,054          122.9%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $12,722,887 $  682,709,509   --    $  695,432,396
  China.......................          --      9,561,281   --         9,561,281
  Hong Kong...................   2,126,793    414,713,555   --       416,840,348
  New Zealand.................          --    138,233,565   --       138,233,565
  Singapore...................   1,369,138    139,612,167   --       140,981,305
Rights/Warrants...............
  Australia...................          --             --   --                --
  Hong Kong...................          --      3,109,064   --         3,109,064
  Singapore...................          --            314   --               314
Securities Lending Collateral.          --    331,444,781   --       331,444,781
                               ----------- --------------   --    --------------
TOTAL......................... $16,218,818 $1,719,384,236   --    $1,735,603,054
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (24.5%)
     Barratt Developments P.L.C........ 2,727,034 $ 21,634,491            1.0%
     Bellway P.L.C.....................   634,613   19,293,629            0.9%
     Berkeley Group Holdings P.L.C.....   664,403   25,581,278            1.2%
     Daily Mail & General Trust P.L.C.. 1,421,265   19,537,514            0.9%
 #   Greene King P.L.C................. 1,372,727   17,452,683            0.8%
     Howden Joinery Group P.L.C........ 3,359,489   23,915,571            1.1%
     Inchcape P.L.C.................... 2,259,473   28,740,630            1.4%
     Informa P.L.C..................... 3,220,526   27,427,802            1.3%
     Rightmove P.L.C...................   477,301   23,105,850            1.1%
     Taylor Wimpey P.L.C............... 8,920,064   22,649,656            1.1%
 *   Thomas Cook Group P.L.C........... 7,316,715   16,048,409            0.8%
     UBM P.L.C......................... 2,263,037   19,535,822            0.9%
     WH Smith P.L.C....................   687,058   15,074,108            0.7%
     William Hill P.L.C................ 4,471,540   24,705,783            1.2%
     Other Securities..................            227,514,808           11.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            532,218,034           25.4%
                                                  ------------           -----

 Consumer Staples -- (4.8%)
     Booker Group P.L.C................ 7,254,558   16,060,425            0.8%
     Britvic P.L.C..................... 1,233,710   13,701,051            0.7%
     Tate & Lyle P.L.C................. 2,371,143   21,601,188            1.0%
     Other Securities..................             54,058,011            2.5%
                                                  ------------           -----
 Total Consumer Staples................            105,420,675            5.0%
                                                  ------------           -----

 Energy -- (4.2%)
     Amec Foster Wheeler P.L.C......... 1,360,198   19,044,378            0.9%
     John Wood Group P.L.C............. 1,909,170   20,115,851            1.0%
     Other Securities..................             52,050,786            2.5%
                                                  ------------           -----
 Total Energy..........................             91,211,015            4.4%
                                                  ------------           -----

 Financials -- (14.8%)
     Amlin P.L.C....................... 2,600,313   18,223,007            0.9%
     Catlin Group, Ltd................. 1,899,020   20,460,348            1.0%
     Close Brothers Group P.L.C........   765,620   17,896,704            0.9%
     Henderson Group P.L.C............. 5,607,542   23,927,378            1.1%
     Hiscox, Ltd....................... 1,449,723   18,265,611            0.9%
     ICAP P.L.C........................ 2,839,958   24,144,556            1.2%
     IG Group Holdings P.L.C........... 1,890,472   21,315,332            1.0%
     Man Group P.L.C................... 9,464,717   27,906,812            1.3%
     Other Securities..................            150,151,792            7.1%
                                                  ------------           -----
 Total Financials......................            322,291,540           15.4%
                                                  ------------           -----

 Health Care -- (3.2%)
 *   BTG P.L.C......................... 1,345,513   14,846,477            0.7%
     Other Securities..................             54,751,032            2.6%
                                                  ------------           -----
 Total Health Care.....................             69,597,509            3.3%
                                                  ------------           -----

 Industrials -- (22.6%)
     Balfour Beatty P.L.C.............. 3,473,566   12,856,619            0.6%
     BBA Aviation P.L.C................ 2,696,604   14,188,979            0.7%
     Berendsen P.L.C...................   875,545   13,919,012            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------

Industrials -- (Continued)
      Bodycote P.L.C.........................  1,210,345 $   12,746,902            0.6%
      Cobham P.L.C...........................  5,783,297     26,235,319            1.3%
      DCC P.L.C..............................    441,845     28,107,328            1.3%
      Hays P.L.C.............................  7,231,761     16,997,190            0.8%
      Melrose Industries P.L.C...............  5,230,962     21,227,179            1.0%
      Rentokil Initial P.L.C.................  9,327,890     19,184,899            0.9%
      Rotork P.L.C...........................    438,584     15,826,476            0.8%
      Spirax-Sarco Engineering P.L.C.........    388,975     20,134,516            1.0%
      Other Securities.......................               289,571,713           13.7%
                                                         --------------          ------
Total Industrials............................               490,996,132           23.4%
                                                         --------------          ------

Information Technology -- (8.7%)
      Halma P.L.C............................  1,965,372     21,404,612            1.0%
      Micro Focus International P.L.C........    671,015     12,915,112            0.6%
      Spectris P.L.C.........................    615,718     20,235,948            1.0%
#     Telecity Group P.L.C...................  1,011,062     13,714,491            0.6%
      Other Securities.......................               121,369,971            5.8%
                                                         --------------          ------
Total Information Technology.................               189,640,134            9.0%
                                                         --------------          ------

Materials -- (7.6%)
      Croda International P.L.C..............    447,752     19,430,956            0.9%
      DS Smith P.L.C.........................  4,938,232     26,404,486            1.3%
      Essentra P.L.C.........................  1,327,499     19,486,754            0.9%
      Other Securities.......................                99,063,084            4.7%
                                                         --------------          ------
Total Materials..............................               164,385,280            7.8%
                                                         --------------          ------

Telecommunication Services -- (3.3%)
      Cable & Wireless Communications P.L.C.. 13,842,085     14,268,864            0.7%
      Inmarsat P.L.C.........................  2,217,438     34,145,358            1.6%
#     TalkTalk Telecom Group P.L.C...........  2,611,397     14,598,487            0.7%
      Other Securities.......................                 7,715,677            0.4%
                                                         --------------          ------
Total Telecommunication Services.............                70,728,386            3.4%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  2,002,765     26,285,374            1.3%
      Other Securities.......................                15,102,636            0.7%
                                                         --------------          ------
Total Utilities..............................                41,388,010            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,077,876,715           99.1%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund.........  8,175,108     94,585,996            4.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,615,524,137)....................              $2,172,462,711          103.6%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                               ----------------------------------------------
                               Level 1     Level 2     Level 3     Total
                               -------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......       -- $  532,218,034   --    $  532,218,034
  Consumer Staples............       --    105,420,675   --       105,420,675
  Energy......................       --     91,211,015   --        91,211,015
  Financials..................       --    322,291,540   --       322,291,540
  Health Care................. $554,268     69,043,241   --        69,597,509
  Industrials.................       --    490,996,132   --       490,996,132
  Information Technology......       --    189,640,134   --       189,640,134
  Materials...................       --    164,385,280   --       164,385,280
  Telecommunication Services..       --     70,728,386   --        70,728,386
  Utilities...................       --     41,388,010   --        41,388,010
Securities Lending Collateral.       --     94,585,996   --        94,585,996
                               -------- --------------   --    --------------
TOTAL......................... $554,268 $2,171,908,443   --    $2,172,462,711
                               ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
     COMMON STOCKS -- (86.4%)
     AUSTRALIA -- (0.0%)
         Other Securities............         $    141,148            0.0%
                                              ------------           -----

     AUSTRIA -- (2.1%)
         Other Securities............           85,070,661            2.4%
                                              ------------           -----

     BELGIUM -- (3.1%)
         Ackermans & van Haaren NV... 134,383   16,423,619            0.5%
         Other Securities............          107,867,580            3.1%
                                              ------------           -----
     TOTAL BELGIUM...................          124,291,199            3.6%
                                              ------------           -----

     DENMARK -- (4.2%)
     *   Genmab A.S.................. 217,338   16,735,281            0.5%
         GN Store Nord A.S........... 826,732   17,848,732            0.5%
         Sydbank A.S................. 351,217   13,184,016            0.4%
     *   Topdanmark A.S.............. 491,266   14,734,245            0.4%
         Other Securities............          105,998,129            3.0%
                                              ------------           -----
     TOTAL DENMARK...................          168,500,403            4.8%
                                              ------------           -----

     FINLAND -- (6.3%)
         Amer Sports Oyj............. 641,324   16,049,773            0.5%
         Elisa Oyj................... 734,075   22,488,593            0.7%
     #   Huhtamaki Oyj............... 457,047   14,610,757            0.4%
         Kesko Oyj Class B........... 335,156   13,694,069            0.4%
     #   Nokian Renkaat Oyj.......... 613,904   19,949,439            0.6%
         Orion Oyj Class B........... 409,240   13,381,757            0.4%
         Other Securities............          152,351,594            4.3%
                                              ------------           -----
     TOTAL FINLAND...................          252,525,982            7.3%
                                              ------------           -----

     FRANCE -- (10.4%)
         Eurofins Scientific SE......  46,767   13,173,549            0.4%
         Faurecia.................... 275,868   13,076,913            0.4%
         Lagardere SCA............... 610,002   19,581,595            0.6%
         Orpea....................... 195,864   12,901,987            0.4%
         Teleperformance............. 300,192   22,533,655            0.7%
         Other Securities............          331,430,602            9.4%
                                              ------------           -----
     TOTAL FRANCE....................          412,698,301           11.9%
                                              ------------           -----

     GERMANY -- (12.9%)
         Aareal Bank AG.............. 409,233   17,601,805            0.5%
         Deutsche Wohnen AG.......... 607,513   15,934,853            0.5%
     *   Dialog Semiconductor P.L.C.. 338,103   15,244,681            0.4%
         Duerr AG.................... 126,478   12,945,994            0.4%
         Freenet AG.................. 638,935   20,695,198            0.6%
         LANXESS AG.................. 291,702   15,569,479            0.5%
         MTU Aero Engines AG......... 239,900   23,583,738            0.7%
         Other Securities............          390,855,910           11.2%
                                              ------------           -----
     TOTAL GERMANY...................          512,431,658           14.8%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities............                  758            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------

IRELAND -- (2.1%)
    Glanbia P.L.C.........................    700,613 $ 13,037,498            0.4%
    Paddy Power P.L.C.....................    175,221   15,624,789            0.5%
    Smurfit Kappa Group P.L.C.............    546,377   16,728,135            0.5%
    Other Securities......................              36,834,337            1.0%
                                                      ------------           -----
TOTAL IRELAND.............................              82,224,759            2.4%
                                                      ------------           -----

ISRAEL -- (2.0%)
    Other Securities......................              81,404,420            2.3%
                                                      ------------           -----

ITALY -- (9.1%)
    Azimut Holding SpA....................    509,670   14,960,192            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  2,429,723   19,986,485            0.6%
*   Banca Popolare di Milano Scarl........ 21,133,583   21,776,614            0.6%
*   Finmeccanica SpA......................  1,780,003   22,710,893            0.7%
*   Mediaset SpA..........................  2,550,189   13,106,979            0.4%
    Prysmian SpA..........................    991,595   20,221,631            0.6%
    Other Securities......................             248,713,043            7.1%
                                                      ------------           -----
TOTAL ITALY...............................             361,475,837           10.4%
                                                      ------------           -----

NETHERLANDS -- (5.1%)
    Aalberts Industries NV................    551,102   17,085,640            0.5%
#   ASM International NV..................    290,828   14,120,267            0.4%
    Delta Lloyd NV........................  1,039,486   19,657,852            0.6%
#   TNT Express NV........................  2,208,848   18,854,878            0.5%
    Other Securities......................             135,380,354            3.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             205,098,991            5.9%
                                                      ------------           -----

NORWAY -- (2.4%)
    Other Securities......................              93,897,505            2.7%
                                                      ------------           -----

PORTUGAL -- (1.2%)
    Other Securities......................              48,444,829            1.4%
                                                      ------------           -----

SPAIN -- (5.5%)
    Bolsas y Mercados Espanoles SHMSF SA..    400,008   17,895,102            0.5%
*   Gamesa Corp. Tecnologica SA...........  1,193,955   15,966,033            0.5%
*   Jazztel P.L.C.........................  1,097,205   15,841,804            0.5%
    Viscofan SA...........................    223,870   14,229,050            0.4%
    Other Securities......................             155,185,966            4.4%
                                                      ------------           -----
TOTAL SPAIN...............................             219,117,955            6.3%
                                                      ------------           -----

SWEDEN -- (8.1%)
    Other Securities......................             323,047,176            9.3%
                                                      ------------           -----

SWITZERLAND -- (11.9%)
    ams AG................................    372,640   20,259,450            0.6%
#*  Dufry AG..............................    115,350   16,960,705            0.5%
    Flughafen Zuerich AG..................     21,722   16,916,800            0.5%
    GAM Holding AG........................    914,388   20,629,496            0.6%
    Georg Fischer AG......................     21,948   15,523,924            0.5%
    Helvetia Holding AG...................     35,100   19,941,831            0.6%
    Logitech International SA.............    848,062   12,731,375            0.4%
    PSP Swiss Property AG.................    143,462   13,381,066            0.4%
    Straumann Holding AG..................     54,567   15,438,935            0.4%
#   Sulzer AG.............................    122,816   13,704,806            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (Continued)
        Other Securities................            $  309,157,594            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               474,645,982           13.7%
                                                    --------------          ------

UNITED STATES -- (0.0%)
        Other Securities................                 1,277,266            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,446,294,830           99.2%
                                                    --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
        Other Securities................                 9,326,137            0.3%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                 9,326,137            0.3%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

BELGIUM -- (0.0%)
        Other Securities................                   102,201            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                       772            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   102,973            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@    DFA Short Term Investment Fund.. 45,989,940    532,103,609           15.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,280,238,899)...............              $3,987,827,549          114.8%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $      141,148   --    $      141,148
  Austria.....................         --     85,070,661   --        85,070,661
  Belgium.....................         --    124,291,199   --       124,291,199
  Denmark.....................         --    168,500,403   --       168,500,403
  Finland.....................         --    252,525,982   --       252,525,982
  France...................... $  680,068    412,018,233   --       412,698,301
  Germany.....................         --    512,431,658   --       512,431,658
  Greece......................         --            758   --               758
  Ireland.....................         --     82,224,759   --        82,224,759
  Israel......................         --     81,404,420   --        81,404,420
  Italy.......................         --    361,475,837   --       361,475,837
  Netherlands.................         --    205,098,991   --       205,098,991
  Norway......................    920,889     92,976,616   --        93,897,505
  Portugal....................         --     48,444,829   --        48,444,829
  Spain.......................         --    219,117,955   --       219,117,955
  Sweden......................         --    323,047,176   --       323,047,176
  Switzerland.................     91,157    474,554,825   --       474,645,982
  United States...............  1,277,266             --   --         1,277,266
Preferred Stocks
  Germany.....................         --      9,326,137   --         9,326,137
Rights/Warrants
  Austria.....................         --             --   --                --
  Belgium.....................         --        102,201   --           102,201
  France......................         --            772   --               772
  Italy.......................         --             --   --                --
Securities Lending Collateral.         --    532,103,609   --       532,103,609
                               ---------- --------------   --    --------------
TOTAL......................... $2,969,380 $3,984,858,169   --    $3,987,827,549
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.2%)
Consumer Discretionary -- (8.7%)
#   Cineplex, Inc........................   280,635 $ 11,234,704            1.4%
#   Corus Entertainment, Inc. Class B....   466,216    7,168,095            0.9%
#   EnerCare, Inc........................   409,600    5,010,937            0.6%
*   Great Canadian Gaming Corp...........   295,000    5,782,636            0.7%
*   IMAX Corp............................   259,917    9,710,499            1.2%
    RONA, Inc............................   670,345    8,823,107            1.1%
    Other Securities.....................             42,592,078            5.5%
                                                    ------------           -----
Total Consumer Discretionary.............             90,322,056           11.4%
                                                    ------------           -----
Consumer Staples -- (3.0%)
    Maple Leaf Foods, Inc................   314,364    6,031,933            0.8%
    Other Securities.....................             25,248,604            3.1%
                                                    ------------           -----
Total Consumer Staples...................             31,280,537            3.9%
                                                    ------------           -----
Energy -- (19.7%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,813,897            0.9%
#   Bonavista Energy Corp................ 1,017,776    7,010,127            0.9%
#   Bonterra Energy Corp.................   168,095    5,373,746            0.7%
#   Enbridge Income Fund Holdings, Inc...   238,555    7,685,564            1.0%
    Enerflex, Ltd........................   433,563    5,814,380            0.7%
    Ensign Energy Services, Inc..........   758,725    6,049,676            0.8%
*   Gran Tierra Energy, Inc.............. 1,395,612    5,216,917            0.7%
#   Mullen Group, Ltd....................   531,825    9,221,533            1.2%
*   NuVista Energy, Ltd..................   700,569    5,191,120            0.7%
#   Parkland Fuel Corp...................   402,377    8,784,592            1.1%
    Pason Systems, Inc...................   356,252    6,413,422            0.8%
#   Pengrowth Energy Corp................ 2,253,523    7,564,665            1.0%
    Precision Drilling Corp.............. 1,706,781   12,420,669            1.6%
    Secure Energy Services, Inc..........   577,554    8,166,657            1.0%
    ShawCor, Ltd.........................   196,296    6,646,242            0.8%
    Other Securities.....................             96,364,193           11.9%
                                                    ------------           -----
Total Energy.............................            204,737,400           25.8%
                                                    ------------           -----
Financials -- (6.0%)
#   Canadian Western Bank................   436,532   11,350,194            1.4%
    FirstService Corp....................   150,648    9,861,731            1.2%
    Laurentian Bank of Canada............   185,720    7,433,418            0.9%
    Other Securities.....................             33,494,826            4.3%
                                                    ------------           -----
Total Financials.........................             62,140,169            7.8%
                                                    ------------           -----
Health Care -- (1.0%)
    Other Securities.....................             10,130,560            1.3%
                                                    ------------           -----
Industrials -- (10.1%)
*   ATS Automation Tooling Systems, Inc..   517,130    5,704,932            0.7%
#   Badger Daylighting, Ltd..............   209,081    5,188,467            0.7%
#   Russel Metals, Inc...................   350,655    8,021,615            1.0%
    Stantec, Inc.........................   441,170   11,916,892            1.5%
    Toromont Industries, Ltd.............   368,725    9,599,380            1.2%
    Transcontinental, Inc. Class A.......   359,276    5,532,821            0.7%
    TransForce, Inc......................   427,809    9,662,491            1.2%
#   Westshore Terminals Investment Corp..   314,149    8,308,740            1.0%
    Other Securities.....................             40,790,277            5.2%
                                                    ------------           -----
Total Industrials........................            104,725,615           13.2%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
Information Technology -- (4.6%)
*     Celestica, Inc....................    917,607 $   11,202,943            1.4%
#*    Sierra Wireless, Inc..............    159,192      5,593,161            0.7%
      Other Securities..................                30,715,927            3.9%
                                                    --------------          ------
Total Information Technology............                47,512,031            6.0%
                                                    --------------          ------
Materials -- (17.8%)
#     Alamos Gold, Inc..................    730,480      5,049,485            0.6%
      AuRico Gold, Inc..................  1,603,169      5,594,150            0.7%
#*    B2Gold Corp.......................  4,190,189      6,563,993            0.8%
#     Dominion Diamond Corp.............    479,301      9,446,977            1.2%
      HudBay Minerals, Inc..............  1,368,604     13,532,901            1.7%
#*    IAMGOLD Corp......................  2,443,241      5,467,676            0.7%
*     Interfor Corp.....................    379,331      5,429,794            0.7%
*     New Gold, Inc.....................  1,955,326      6,563,672            0.8%
#     Norbord, Inc......................    249,680      5,037,060            0.6%
      Pan American Silver Corp..........    938,273      8,982,224            1.1%
      Stella-Jones, Inc.................    177,300      6,391,029            0.8%
      Other Securities..................               106,003,992           13.5%
                                                    --------------          ------
Total Materials.........................               184,062,953           23.2%
                                                    --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities..................                 3,965,101            0.5%
                                                    --------------          ------
Utilities -- (4.9%)
#     Algonquin Power & Utilities Corp..  1,037,615      8,454,004            1.1%
      Capital Power Corp................    511,209     10,529,253            1.3%
#     Northland Power, Inc..............    500,596      7,157,299            0.9%
#     Superior Plus Corp................    646,343      7,430,400            0.9%
      Other Securities..................                17,168,333            2.2%
                                                    --------------          ------
Total Utilities.........................                50,739,289            6.4%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               789,615,711           99.5%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (23.8%)
(S)@  DFA Short Term Investment Fund.... 21,347,533    246,990,957           31.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,242,975,777)...............              $1,036,606,668          130.6%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 80,611,557 $  9,710,499   --    $   90,322,056
  Consumer Staples............   31,280,537           --   --        31,280,537
  Energy......................  204,706,342       31,058   --       204,737,400
  Financials..................   62,140,169           --   --        62,140,169
  Health Care.................   10,123,053        7,507   --        10,130,560
  Industrials.................  104,725,615           --   --       104,725,615
  Information Technology......   47,512,031           --   --        47,512,031
  Materials...................  184,056,930        6,023   --       184,062,953
  Telecommunication Services..    3,965,101           --   --         3,965,101
  Utilities...................   50,739,289           --   --        50,739,289
Securities Lending Collateral.           --  246,990,957   --       246,990,957
                               ------------ ------------   --    --------------
TOTAL......................... $779,860,624 $256,746,044   --    $1,036,606,668
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AMBEV SA ADR........................................  4,741,571 $ 30,014,144            0.7%
    Cielo SA............................................  1,033,020   14,379,553            0.3%
    Other Securities....................................             208,131,208            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             252,524,905            5.8%
                                                                    ------------           -----

CANADA -- (0.0%)
    Other Securities....................................                 423,433            0.0%
                                                                    ------------           -----

CHILE -- (1.6%)
    Other Securities....................................              72,741,820            1.7%
                                                                    ------------           -----

CHINA -- (16.3%)
    Bank of China, Ltd. Class H......................... 56,936,100   39,012,786            0.9%
    China Construction Bank Corp. Class H............... 61,526,590   59,725,981            1.4%
    China Life Insurance Co., Ltd. ADR..................    308,012   22,383,232            0.5%
    China Mobile, Ltd...................................    918,661   65,619,955            1.5%
    China Overseas Land & Investment, Ltd...............  3,276,000   13,624,759            0.3%
#   CNOOC, Ltd. ADR.....................................    127,716   21,871,365            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 64,483,185   56,102,613            1.3%
#   PetroChina Co., Ltd. ADR............................    125,562   16,187,453            0.4%
    Ping An Insurance Group Co. of China, Ltd. Class H..  1,337,500   19,196,585            0.4%
    Tencent Holdings, Ltd...............................  3,916,400   80,830,072            1.8%
    Other Securities....................................             347,929,096            7.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             742,483,897           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              26,230,019            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,815,968            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,532,068            0.1%
                                                                    ------------           -----

GREECE -- (0.4%)
    Other Securities....................................              19,149,070            0.4%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,506,605            0.3%
                                                                    ------------           -----

INDIA -- (8.6%)
    HDFC Bank, Ltd......................................  1,530,953   23,924,123            0.6%
    Infosys, Ltd........................................    440,014   13,439,946            0.3%
    Reliance Industries, Ltd............................  1,163,780   15,832,506            0.4%
    Tata Consultancy Services, Ltd......................    534,716   20,809,187            0.5%
    Other Securities....................................             319,057,572            7.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             393,063,334            9.0%
                                                                    ------------           -----

INDONESIA -- (2.8%)
    Other Securities....................................             129,377,156            3.0%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------

MALAYSIA -- (4.1%)
#   Public Bank Bhd...........................  2,808,914 $ 15,356,169            0.4%
    Other Securities..........................             173,015,140            3.9%
                                                          ------------           -----
TOTAL MALAYSIA................................             188,371,309            4.3%
                                                          ------------           -----

MEXICO -- (4.9%)
    America Movil S.A.B. de C.V. Series L..... 39,883,990   41,802,539            1.0%
*   Cemex S.A.B. de C.V. Sponsored ADR........  1,626,890   15,650,679            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   16,229,770            0.4%
    Grupo Mexico S.A.B. de C.V. Series B......  4,297,411   13,279,902            0.3%
#*  Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,614,468            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  5,695,705   13,402,096            0.3%
    Other Securities..........................             104,209,021            2.3%
                                                          ------------           -----
TOTAL MEXICO..................................             223,188,475            5.1%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              13,386,411            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities..........................              69,001,020            1.6%
                                                          ------------           -----

POLAND -- (1.8%)
    KGHM Polska Miedz SA......................    376,746   13,209,656            0.3%
    Other Securities..........................              70,291,015            1.6%
                                                          ------------           -----
TOTAL POLAND..................................              83,500,671            1.9%
                                                          ------------           -----

RUSSIA -- (2.2%)
    Gazprom OAO Sponsored ADR.................  5,965,736   34,952,937            0.8%
    Lukoil OAO Sponsored ADR..................    266,454   13,630,589            0.3%
    Other Securities..........................              49,127,790            1.1%
                                                          ------------           -----
TOTAL RUSSIA..................................              97,711,316            2.2%
                                                          ------------           -----

SOUTH AFRICA -- (8.4%)
    Bidvest Group, Ltd. (The).................    576,359   15,621,670            0.4%
    FirstRand, Ltd............................  3,475,911   16,604,749            0.4%
    MTN Group, Ltd............................  1,959,760   39,349,851            0.9%
    Naspers, Ltd. Class N.....................    330,032   51,777,327            1.2%
    Sanlam, Ltd...............................  2,058,901   13,316,179            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   24,516,919            0.6%
    Standard Bank Group, Ltd..................  1,306,010   19,143,405            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   19,454,345            0.4%
    Other Securities..........................             181,871,563            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             381,656,008            8.7%
                                                          ------------           -----

SOUTH KOREA -- (14.5%)
    Hana Financial Group, Inc.................    460,897   13,566,907            0.3%
    Hyundai Motor Co..........................    164,981   25,892,299            0.6%
#   NAVER Corp................................     31,665   19,147,137            0.4%
    Samsung Electronics Co., Ltd..............     82,708  108,500,799            2.5%
    Samsung Electronics Co., Ltd. GDR.........     49,372   32,377,547            0.7%
#   Shinhan Financial Group Co., Ltd..........    344,099   14,241,620            0.3%
    SK Holdings Co., Ltd......................     78,528   13,521,610            0.3%
    SK Hynix, Inc.............................    658,214   28,161,721            0.6%
    Other Securities..........................             404,262,086            9.3%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             659,671,726           15.0%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------

SPAIN -- (0.0%)
      Other Securities.............................            $    1,780,222            0.0%
                                                               --------------          ------

TAIWAN -- (14.5%)
      Fubon Financial Holding Co., Ltd.............  7,334,233     15,772,672            0.4%
      Hon Hai Precision Industry Co., Ltd.......... 12,085,302     36,212,960            0.8%
#     MediaTek, Inc................................  1,088,995     13,998,148            0.3%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    121,265,763            2.8%
      Other Securities.............................               471,057,849           10.7%
                                                               --------------          ------
TOTAL TAIWAN.......................................               658,307,392           15.0%
                                                               --------------          ------

THAILAND -- (2.5%)
      PTT PCL......................................  1,294,700     13,981,896            0.3%
      Other Securities.............................                97,793,372            2.3%
                                                               --------------          ------
TOTAL THAILAND.....................................               111,775,268            2.6%
                                                               --------------          ------

TURKEY -- (1.5%)
      Other Securities.............................                67,078,294            1.5%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,217,276,387           96.2%
                                                               --------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
      Banco Bradesco SA............................  2,812,914     30,024,831            0.7%
      Itau Unibanco Holding SA.....................  3,144,864     40,216,934            0.9%
*     Petroleo Brasileiro SA Sponsored ADR.........  1,791,306     15,548,536            0.4%
      Other Securities.............................                49,759,590            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               135,549,891            3.1%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   319,799            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,736,975            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               140,606,665            3.2%
                                                               --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.............................                    39,220            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............... 16,320,475    188,827,897            4.3%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,236,138,647)..........................              $4,546,750,169          103.7%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  252,524,905             --   --    $  252,524,905
  Canada......................        423,433             --   --           423,433
  Chile.......................     72,741,820             --   --        72,741,820
  China.......................    158,844,860 $  583,639,037   --       742,483,897
  Colombia....................     26,230,019             --   --        26,230,019
  Czech Republic..............             --      8,815,968   --         8,815,968
  Egypt.......................      1,123,619      4,408,449   --         5,532,068
  Greece......................      1,737,439     17,411,631   --        19,149,070
  Hungary.....................             --     11,506,605   --        11,506,605
  India.......................     39,689,917    353,373,417   --       393,063,334
  Indonesia...................      2,487,008    126,890,148   --       129,377,156
  Malaysia....................             --    188,371,309   --       188,371,309
  Mexico......................    223,188,475             --   --       223,188,475
  Peru........................     13,386,411             --   --        13,386,411
  Philippines.................      2,988,792     66,012,228   --        69,001,020
  Poland......................             --     83,500,671   --        83,500,671
  Russia......................      1,835,385     95,875,931   --        97,711,316
  South Africa................     44,509,358    337,146,650   --       381,656,008
  South Korea.................     19,907,899    639,763,827   --       659,671,726
  Spain.......................      1,780,222             --   --         1,780,222
  Taiwan......................     17,765,252    640,542,140   --       658,307,392
  Thailand....................    111,775,268             --   --       111,775,268
  Turkey......................        816,648     66,261,646   --        67,078,294
Preferred Stocks
  Brazil......................    135,549,891             --   --       135,549,891
  Chile.......................        319,799             --   --           319,799
  Colombia....................      4,736,975             --   --         4,736,975
Bonds
  India.......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (88.0%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------           -----

BRAZIL -- (5.1%)
    Cia Hering..............................................   1,918,199   11,147,767            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   2,884,798   11,231,079            0.2%
    EDP -- Energias do Brasil SA............................   3,487,995   13,255,296            0.2%
    Equatorial Energia SA...................................   2,072,194   22,022,155            0.4%
    Estacio Participacoes SA................................   2,091,084   12,631,384            0.2%
    MRV Engenharia e Participacoes SA.......................   4,092,858   11,206,983            0.2%
    Odontoprev SA...........................................   3,083,796   10,746,895            0.2%
    Totvs SA................................................   1,381,462   15,960,667            0.3%
    Other Securities........................................              213,916,905            3.7%
                                                                         ------------           -----
TOTAL BRAZIL................................................              322,119,131            5.6%
                                                                         ------------           -----

CHILE -- (1.1%)
    Parque Arauco SA........................................   6,438,922   12,106,205            0.2%
    Vina Concha y Toro SA...................................   5,108,739   10,403,736            0.2%
    Other Securities........................................               50,104,244            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               72,614,185            1.3%
                                                                         ------------           -----

CHINA -- (15.1%)
#   AviChina Industry & Technology Co., Ltd. Class H........  11,250,788   12,847,748            0.2%
    China Everbright, Ltd...................................   3,262,000   10,741,781            0.2%
#   China Power International Development, Ltd..............  17,297,000   11,039,494            0.2%
#*  GCL-Poly Energy Holdings, Ltd...........................  36,271,000   10,922,833            0.2%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   16,264,076            0.3%
#   GOME Electrical Appliances Holding, Ltd.................  57,831,000   14,814,624            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  20,252,000   18,821,317            0.3%
    Huabao International Holdings, Ltd......................  10,704,014   12,023,205            0.2%
    KWG Property Holding, Ltd...............................  10,280,950   10,427,425            0.2%
#*  Semiconductor Manufacturing International Corp.......... 123,898,000   13,654,349            0.2%
    Shenzhen International Holdings, Ltd....................   5,663,251   10,644,831            0.2%
    Sunac China Holdings, Ltd...............................  11,569,000   15,272,123            0.3%
    Yuexiu Property Co., Ltd................................  47,444,284   11,601,135            0.2%
    Other Securities........................................              791,869,574           13.8%
                                                                         ------------           -----
TOTAL CHINA.................................................              960,944,515           16.8%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                3,550,424            0.1%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               25,310,772            0.4%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  284,020            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  557,616            0.0%
                                                                         ------------           -----

INDIA -- (11.9%)
    Aurobindo Pharma, Ltd...................................     564,009   11,403,870            0.2%
    UPL, Ltd................................................   2,016,992   15,608,778            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (Continued)
    Other Securities........................................           $733,657,080           12.8%
                                                                       ------------           -----
TOTAL INDIA.................................................            760,669,728           13.3%
                                                                       ------------           -----

INDONESIA -- (2.6%)
    Other Securities........................................            164,093,368            2.9%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      2            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.2%)
    Other Securities........................................            264,308,633            4.6%
                                                                       ------------           -----

MEXICO -- (3.4%)
#*  Alsea S.A.B. de C.V..................................... 6,827,551   20,515,585            0.4%
#*  Banregio Grupo Financiero S.A.B. de C.V................. 1,872,632   10,741,208            0.2%
    Gruma S.A.B. de C.V. Class B............................ 1,044,764   12,585,926            0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   15,040,973            0.3%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    83,510   12,073,041            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,105,467   12,681,671            0.2%
    Other Securities........................................            134,043,780            2.3%
                                                                       ------------           -----
TOTAL MEXICO................................................            217,682,184            3.8%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities........................................             96,518,288            1.7%
                                                                       ------------           -----

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782   11,064,590            0.2%
    Other Securities........................................            100,664,386            1.8%
                                                                       ------------           -----
TOTAL POLAND................................................            111,728,976            2.0%
                                                                       ------------           -----

SOUTH AFRICA -- (7.8%)
    Aeci, Ltd...............................................   979,021   10,669,446            0.2%
    AVI, Ltd................................................ 3,387,560   23,213,772            0.4%
    Barloworld, Ltd......................................... 1,788,330   14,266,381            0.3%
#   Clicks Group, Ltd....................................... 2,945,417   22,572,685            0.4%
    DataTec, Ltd............................................ 2,032,779   10,557,557            0.2%
    EOH Holdings, Ltd....................................... 1,023,222   13,884,127            0.2%
    Foschini Group, Ltd. (The).............................. 1,310,636   19,405,896            0.3%
    Nampak, Ltd............................................. 3,972,148   14,225,647            0.3%
*   Northam Platinum, Ltd................................... 3,323,252   13,660,213            0.2%
    Pioneer Foods, Ltd......................................   694,897   10,857,399            0.2%
    PSG Group, Ltd..........................................   893,140   14,664,344            0.3%
*   Sappi, Ltd.............................................. 5,674,304   23,312,735            0.4%
    Sibanye Gold, Ltd....................................... 5,551,739   13,175,949            0.2%
    Spar Group, Ltd. (The).................................. 1,684,649   26,983,203            0.5%
    Sun International, Ltd.................................. 1,095,261   12,176,813            0.2%
*   Telkom SA SOC, Ltd...................................... 2,122,029   14,587,340            0.3%
    Other Securities........................................            237,823,780            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            496,037,287            8.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.9%)
    DGB Financial Group, Inc................................ 1,001,145   11,301,148            0.2%
#*  Hanmi Pharm Co., Ltd....................................    35,574   12,439,158            0.2%
    Other Securities........................................            859,874,371           15.1%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            883,614,677           15.5%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              Percentage
                                                Value++     of Net Assets**
                                         -      -------     ---------------

            TAIWAN -- (13.3%)
                    Other Securities....     $  849,922,462           14.9%
                                             --------------           -----

            THAILAND -- (3.8%)
                    Other Securities....        242,671,910            4.2%
                                             --------------           -----

            TURKEY -- (2.0%)
                    Other Securities....        128,638,540            2.3%
                                             --------------           -----
            TOTAL COMMON STOCKS.........      5,601,266,719           98.1%
                                             --------------           -----

            PREFERRED STOCKS -- (0.9%)
            BRAZIL -- (0.8%)
                    Other Securities....         56,395,954            1.0%
                                             --------------           -----

            CHILE -- (0.0%)
                    Other Securities....             29,425            0.0%
                                             --------------           -----

            COLOMBIA -- (0.1%)
                    Other Securities....          3,718,338            0.1%
                                             --------------           -----
            TOTAL PREFERRED STOCKS......         60,143,717            1.1%
                                             --------------           -----

            RIGHTS/WARRANTS -- (0.0%)
            BRAZIL -- (0.0%)
                    Other Securities....            327,285            0.0%
                                             --------------           -----

            CHINA -- (0.0%)
                    Other Securities....             77,211            0.0%
                                             --------------           -----

            INDONESIA -- (0.0%)
                    Other Securities....              1,864            0.0%
                                             --------------           -----

            MALAYSIA -- (0.0%)
                    Other Securities....            214,045            0.0%
                                             --------------           -----

            POLAND -- (0.0%)
                    Other Securities....                 --            0.0%
                                             --------------           -----

            SOUTH AFRICA -- (0.0%)
                    Other Securities....             16,404            0.0%
                                             --------------           -----

            SOUTH KOREA -- (0.0%)
                    Other Securities....             99,945            0.0%
                                             --------------           -----

            TAIWAN -- (0.0%)
                    Other Securities....             92,328            0.0%
                                             --------------           -----

            THAILAND -- (0.0%)
                    Other Securities....            197,559            0.0%
                                             --------------           -----
            TOTAL RIGHTS/WARRANTS.......          1,026,641            0.0%
                                             --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@    DFA Short Term Investment Fund.. 60,848,054 $  704,011,988           12.4%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,717,151,356)...............              $6,366,449,065          111.6%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  322,119,131             --   --       322,119,131
  Chile.......................   72,614,185             --   --        72,614,185
  China.......................    2,731,019 $  958,213,496   --       960,944,515
  Colombia....................    3,550,424             --   --         3,550,424
  Greece......................    3,492,669     21,818,103   --        25,310,772
  Hong Kong...................           --        284,020   --           284,020
  Hungary.....................           --        557,616   --           557,616
  India.......................    1,224,511    759,445,217   --       760,669,728
  Indonesia...................    1,620,388    162,472,980   --       164,093,368
  Israel......................           --              2   --                 2
  Malaysia....................           --    264,308,633   --       264,308,633
  Mexico......................  217,628,844         53,340   --       217,682,184
  Philippines.................           --     96,518,288   --        96,518,288
  Poland......................           --    111,728,976   --       111,728,976
  South Africa................   12,583,204    483,454,083   --       496,037,287
  South Korea.................    3,423,242    880,191,435   --       883,614,677
  Taiwan......................        6,471    849,915,991   --       849,922,462
  Thailand....................  242,328,057        343,853   --       242,671,910
  Turkey......................    1,043,585    127,594,955   --       128,638,540
Preferred Stocks
  Brazil......................   56,395,954             --   --        56,395,954
  Chile.......................       29,425             --   --            29,425
  Colombia....................    3,718,338             --   --         3,718,338
Rights/Warrants
  Brazil......................           --        327,285   --           327,285
  China.......................           --         77,211   --            77,211
  Indonesia...................           --          1,864   --             1,864
  Malaysia....................           --        214,045   --           214,045
  Poland......................           --             --   --                --
  South Africa................           --         16,404   --            16,404
  South Korea.................           --         99,945   --            99,945
  Taiwan......................           --         92,328   --            92,328
  Thailand....................           --        197,559   --           197,559
Securities Lending Collateral.           --    704,011,988   --       704,011,988
                               ------------ --------------   --    --------------
TOTAL......................... $944,509,448 $5,421,939,617   --    $6,366,449,065
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*    Series       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,522,511, $1,157,398,
 $256,936 and $318,273 of securities on loan,
 respectively)..............................................  $19,092,468    $ 9,946,140   $2,600,276   $1,404,158
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................    1,241,986      1,137,773      271,135      331,445
Foreign Currencies at Value.................................           --         15,194        2,111        4,354
Cash........................................................           --         12,303        1,794          392
Receivables:
  Investment Securities Sold................................       33,393         14,241        1,201        1,617
  Dividends and Tax Reclaims................................       19,016         38,821       21,740        2,026
  Securities Lending Income.................................          503          1,830          416          337
Unrealized Gain on Foreign Currency Contracts...............           --             --           --            8
Prepaid Expenses and Other Assets...........................           34             19            5            4
                                                              -----------    -----------   ----------   ----------
     Total Assets...........................................   20,387,400     11,166,321    2,898,678    1,744,341
                                                              -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................    1,241,986      1,137,773      271,135      331,445
  Investment Securities Purchased...........................       29,995          7,672          774          933
  Due to Advisor............................................        1,575          1,624          216          112
  Line of Credit............................................        1,888             --           --           --
Unrealized Loss on Foreign Currency Contracts...............           --             67            2           12
Accrued Expenses and Other Liabilities......................          753            558          209          109
                                                              -----------    -----------   ----------   ----------
     Total Liabilities......................................    1,276,197      1,147,694      272,336      332,611
                                                              -----------    -----------   ----------   ----------
NET ASSETS..................................................  $19,111,203    $10,018,627   $2,626,342   $1,411,730
                                                              ===========    ===========   ==========   ==========
Investments at Cost.........................................  $12,431,879    $ 8,613,854   $2,383,863   $1,399,326
                                                              ===========    ===========   ==========   ==========
Foreign Currencies at Cost..................................  $        --    $    14,837   $    2,114   $    4,298
                                                              ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $87,976,
 $499,796, $243,646, $282,593 and
 $981,433 of securities on loan,
 respectively)..............................  $2,077,877   $3,455,724   $  789,616    $4,357,922     $5,662,437
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      94,586      532,104      246,991       188,828        704,012
Foreign Currencies at Value.................       3,758        7,637        2,644        14,796         33,241
Cash........................................         785        2,805        1,601        12,047         22,910
Receivables:
  Investment Securities Sold................       2,025        5,284        1,166           664         10,393
  Dividends and Tax Reclaims................      14,399        5,412          792         5,098          8,616
  Securities Lending Income.................         155        1,191          211           531          3,029
Unrealized Gain on Foreign Currency
 Contracts..................................          --            2           --            19              6
Prepaid Expenses and Other Assets...........           4            3            3            10             13
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,193,589    4,010,162    1,043,024     4,579,915      6,444,657
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      94,586      532,104      246,991       188,828        704,012
  Investment Securities Purchased...........       1,541        4,768        2,160         5,035         32,484
  Due to Advisor............................         168          279           62           353            916
Unrealized Loss on Foreign Currency
 Contracts..................................           3           10           --             4             19
Accrued Expenses and Other Liabilities......         102          147           46           315            495
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      96,400      537,308      249,259       194,535        737,926
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,097,189   $3,472,854   $  793,765    $4,385,380     $5,706,731
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,520,938   $2,748,135   $  995,985    $3,047,311     $5,013,139
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,747   $    7,502   $    2,650    $   14,615     $   33,152
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                                  The U.S.      The DFA       Small     Pacific Small
                                                                 Large Cap   International   Company       Company
                                                                Value Series Value Series     Series       Series
                                                                ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Taxes Withheld of $3, $12,775, $2,741 and
   $517, respectively).........................................   $208,039     $156,645      $ 24,716     $ 23,251
  Income from Securities Lending...............................      2,096        4,292         2,321        1,937
                                                                  --------     --------      --------     --------
     Total Investment Income...................................    210,135      160,937        27,037       25,188
                                                                  --------     --------      --------     --------
Expenses
  Investment Advisory Services Fees............................      9,339        9,382         1,241          672
  Accounting & Transfer Agent Fees.............................        473          243            65           39
  Custodian Fees...............................................         94          439           257          168
  Shareholders' Reports........................................         17           10             3            1
  Directors'/Trustees' Fees & Expenses.........................         69           35             9            5
  Professional Fees............................................        174           90            23           13
  Other........................................................         67           47            12           11
                                                                  --------     --------      --------     --------
     Total Expenses............................................     10,233       10,246         1,610          909
                                                                  --------     --------      --------     --------
  Fees Paid Indirectly (Note C)................................         --           (9)           (2)          (1)
                                                                  --------     --------      --------     --------
  Net Expenses.................................................     10,233       10,237         1,608          908
                                                                  --------     --------      --------     --------
  Net Investment Income (Loss).................................    199,902      150,700        25,429       24,280
                                                                  --------     --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    507,551      148,593        42,603      (19,288)
    Futures....................................................        (43)          --            --           --
    Foreign Currency Transactions..............................         --       (4,540)       (1,039)        (650)
    In-Kind Redemptions........................................         --           --        27,130       18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     (5,160)     275,751        91,794         (355)
    Translation of Foreign Currency Denominated Amounts........         --        1,045           403            9
                                                                  --------     --------      --------     --------
  Net Realized and Unrealized Gain (Loss)......................    502,348      420,849       160,891       (2,257)
                                                                  --------     --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $702,250     $571,549      $186,320     $ 22,023
                                                                  ========     ========      ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Taxes Withheld of $119,
   $4,657, $1,638, $4,395 and $3,746,
   respectively)...................................  $ 35,515   $ 31,425     $  9,329     $ 31,791     $ 34,315
  Interest.........................................        --         --           --            6           --
  Income from Securities Lending...................       417      4,586        1,349        2,529       15,318
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    35,932     36,011       10,678       34,326       49,633
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       996      1,594          386        2,076        5,035
  Accounting & Transfer Agent Fees.................        53         86           20          111          133
  Custodian Fees...................................        51        249           33          893        1,404
  Shareholders' Reports............................         2          4            1            4            5
  Directors'/Trustees' Fees & Expenses.............         7         12            3           15           18
  Professional Fees................................        20         32            8           64           86
  Other............................................        11         20            3           19           22
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,140      1,997          454        3,182        6,703
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (1)        (5)          (1)         (11)         (12)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,139      1,992          453        3,171        6,691
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    34,793     34,019       10,225       31,155       42,942
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................    43,859     99,487       13,617       (7,327)     132,652
    Futures........................................        --     (4,875)          --        2,468           --
    Foreign Currency Transactions..................      (522)      (870)        (151)      (1,048)      (1,041)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    52,439    185,597      (67,248)      86,790      166,350
    Translation of Foreign Currency Denominated
     Amounts.......................................       314        133           17           30          146
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   138,383    338,206      (45,723)      80,913      298,107
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.........................  $173,176   $372,225     $(35,498)    $112,068     $341,049
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                  Series                 Value Series           Company Series
                                         ------------------------  -----------------------  ----------------------
                                         Six Months       Year     Six Months      Year     Six Months     Year
                                            Ended        Ended        Ended       Ended        Ended      Ended
                                          April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                            2015          2014        2015         2014        2015        2014
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   199,902  $   318,905  $   150,700  $  419,781  $   25,429  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........     507,551      755,725      148,593     173,096      42,603      97,004
    Futures.............................         (43)          --           --          --          --          --
    Foreign Currency
     Transactions.......................          --           --       (4,540)     (1,763)     (1,039)       (567)
    In-Kind Redemptions.................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................      (5,160)   1,319,300      275,751    (672,491)     91,794     (82,784)
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,045      (1,379)        403        (535)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     702,250    2,393,930      571,549     (82,756)    186,320      53,246
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................     903,568    1,721,914      472,098   1,022,273      81,258     296,221
  Withdrawals...........................    (871,297)    (578,150)    (368,686)   (387,981)   (146,645)   (125,682)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........      32,271    1,143,764      103,412     634,292     (65,387)    170,539
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease)
      in Net Assets.....................     734,521    3,537,694      674,961     551,536     120,933     223,785
Net Assets
  Beginning of Period...................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $19,111,203  $18,376,682  $10,018,627  $9,343,666  $2,626,342  $2,505,409
                                         ===========  ===========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                              Company Series          Company Series           Company Series
                                          ----------------------  ----------------------   ----------------------
                                          Six Months     Year     Six Months      Year     Six Months     Year
                                             Ended      Ended        Ended       Ended        Ended      Ended
                                           April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2015        2014        2015         2014        2015        2014
                                          ----------- ----------  -----------  ----------  ----------- ----------
                                          (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   24,280  $   55,094  $   34,793   $   62,544  $   34,019  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........    (19,288)        882      43,859      111,297      99,487     116,406
    Futures..............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions........       (650)        (18)       (522)        (238)       (870)       (321)
    In-Kind Redemptions..................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................       (355)   (101,865)     52,439     (148,584)    185,597    (269,561)
    Translation of Foreign Currency
     Denominated Amounts.................          9         (11)        314          (41)        133        (151)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     22,023     (45,918)    173,176       24,978     372,225     (72,800)
                                          ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     74,303     315,024      12,033       17,172     194,991     106,051
  Withdrawals............................   (138,382)    (80,818)    (83,918)     (34,539)   (246,639)    (98,740)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    (64,079)    234,206     (71,885)     (17,367)    (51,648)      7,311
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    (42,056)    188,288     101,291        7,611     320,577     (65,489)
Net Assets
  Beginning of Period....................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                          ----------  ----------  ----------   ----------  ----------  ----------
  End of Period.......................... $1,411,730  $1,453,786  $2,097,189   $1,995,898  $3,472,854  $3,152,277
                                          ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Canadian Small    The Emerging Markets    The Emerging Markets
                                             Company Series             Series             Small Cap Series
                                          --------------------  ----------------------  ----------------------
                                          Six Months    Year    Six Months     Year     Six Months     Year
                                             Ended     Ended       Ended      Ended        Ended      Ended
                                           April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                             2015       2014       2015        2014        2015        2014
                                          ----------- --------  ----------- ----------  ----------- ----------
                                          (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...........  $ 10,225   $ 20,745  $   31,155  $   99,780  $   42,942  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........    13,617     (2,865)     (7,327)    (24,811)    132,652     101,054
    Futures..............................        --         --       2,468          --          --          --
    Foreign Currency Transactions........      (151)        86      (1,048)       (653)     (1,041)       (980)
    In-Kind Redemptions..................     8,042         --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   (67,248)   (64,673)     86,790      12,344     166,350      20,955
    Translation of Foreign Currency
     Denominated Amounts.................        17          5          30         (12)        146        (139)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   (35,498)   (46,702)    112,068      86,648     341,049     231,618
                                           --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................    15,605    159,436     428,908     527,157     577,542     773,201
  Withdrawals............................   (35,771)    (4,509)   (341,047)   (194,514)   (133,298)   (174,904)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   (20,166)   154,927      87,861     332,643     444,244     598,297
                                           --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   (55,664)   108,225     199,929     419,291     785,293     829,915
Net Assets
  Beginning of Period....................   849,429    741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           --------   --------  ----------  ----------  ----------  ----------
  End of Period..........................  $793,765   $849,429  $4,385,380  $4,185,451  $5,706,731  $4,921,438
                                           ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                  The U.S. Large Cap Value Series
                                           -----------------------------------------------------------------------------
                                             Six Months        Year         Year         Year        Year        Year
                                               Ended          Ended        Ended        Ended       Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                2015           2014         2013         2012        2011        2010
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................        3.83%(D)       15.67%       35.68%       18.31%       5.69%      19.96%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.14%(E)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate...................           8%(D)          15%          15%          10%         14%         28%
-------------------------------------------------------------------------------------------------------------------------

                                                                The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year        Year        Year         Year        Year
                                               Ended          Ended       Ended       Ended        Ended       Ended
                                             April 30,       Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                2015           2014        2013        2012         2011        2010
                                           -----------------------------------------------------------------------------
                                           (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..............................        5.89%(D)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.21%(E)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate...................           9%(D)         17%          15%         14%          9%          20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       7.52%(D)       2.46%      30.62%       0.54%      10.07%       0.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,626,342     $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.05%(E)       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate............................          4%(D)          9%         16%          7%          5%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                          The Asia Pacific Small Company Series
                                                         -----------------------------------------------------------------------
                                                           Six Months       Year        Year        Year        Year      Year
                                                             Ended         Ended       Ended       Ended       Ended     Ended
                                                           April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                              2015          2014        2013        2012        2011      2010
                                                         ------------------------------------------------------------------------
                                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return............................................       1.83%(D)      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,411,730     $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets.................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets....       3.61%(E)       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate.................................          4%(D)          7%           9%         18%       17%        18%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The United Kingdom Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       8.73%(D)       1.22%      37.42%      23.41%       0.20%      25.94%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,097,189     $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets............       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.49%(E)       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate............................          5%(D)          8%         17%          6%          7%         15%
------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    ---------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year         Year        Year
                                                        Ended         Ended       Ended       Ended        Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015          2014        2013        2012         2011        2010
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      11.90%(D)      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,472,854     $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate............................          8%(D)         13%          13%          9%         10%          12%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              ----------------------------------------------------------------
                                                                   Six
                                                                 Months        Year      Year       Year      Year      Year
                                                                  Ended       Ended     Ended      Ended     Ended     Ended
                                                                April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2015         2014      2013       2012      2011      2010
                                                              -----------------------------------------------------------------
                                                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................    (3.99)%(D)    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $793,765      $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets......................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.........     2.65%(E)      2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate......................................       14%(D)         5%        14%       22%        24%       10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       2.51%(D)       1.74%       6.99%       4.55%      (6.44)%      27.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,385,380     $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets............       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.50%(E)       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate............................          5%(D)          5%          4%          5%         16%          12%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       6.34%(D)       5.60%       9.41%       7.19%     (12.94)%      41.96%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,706,731     $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.71%(E)       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate............................          7%(D)          9%         11%         13%         18%          15%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2015, The Asia Pacific Small Company Series and The Canadian Small Company Series had significant transfers of securities with a total value of $15,202 and $9,741 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $308,851 and $436,039 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 9
              The Japanese Small Company Series.......      2
              The Asia Pacific Small Company Series...      1
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      5
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     11
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $433
                 The DFA International Value Series......  301
                 The Japanese Small Company Series.......   69
                 The Asia Pacific Small Company Series...   36
                 The United Kingdom Small Company Series.   47
                 The Continental Small Company Series....   85
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  112
                 The Emerging Markets Small Cap Series...   86

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,876,981 $1,547,472
         The DFA International Value Series......  1,099,991    865,669
         The Japanese Small Company Series.......    128,743    106,644
         The Asia Pacific Small Company Series...     56,115     61,192
         The United Kingdom Small Company Series.    120,380     90,137
         The Continental Small Company Series....    369,817    266,352
         The Canadian Small Company Series.......    119,860    105,224
         The Emerging Markets Series.............    334,449    221,180
         The Emerging Markets Small Cap Series...    826,271    357,066

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series......   9,766,477   1,937,162    (619,726)     1,317,436
The Japanese Small Company Series.......   2,684,771     443,575    (256,935)       186,640
The Asia Pacific Small Company Series...   1,764,558     325,578    (354,533)       (28,955)
The United Kingdom Small Company Series.   1,635,780     689,235    (152,552)       536,683
The Continental Small Company Series....   3,286,528   1,092,949    (391,649)       701,300
The Canadian Small Company Series.......   1,245,574      96,115    (305,082)      (208,967)
The Emerging Markets Series.............   3,250,119   1,627,866    (331,235)     1,296,631
The Emerging Markets Small Cap Series...   5,761,467   1,384,708    (779,726)       604,982

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The U.S. Large Cap Value Series*......  $   (43)         $   (43)
         The Continental Small Company Series*.   (4,875)          (4,875)
         The Emerging Markets Series*..........    2,468            2,468

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series....     0.87%         4,061         12          1         18,742
The Japanese Small Company Series.....     0.87%        10,743          5          1         17,597
The Asia Pacific Small Company Series.     0.86%         2,828         24          2         10,948
The United Kingdom Small Company
  Series..............................     0.84%           277          6         --            903
The Continental Small Company Series..     0.86%           247          7         --            630
The Emerging Markets Series...........     0.86%        13,853          9          3         73,594
The Emerging Markets Small Cap Series.     0.85%         6,081         10          1         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                       Market
                                                       Value
                                                      --------
                  The U.S. Large Cap Value Series.... $311,578
                  The DFA International Value Series.   71,641

                                                        Market
                                                        Value
                                                       --------
                The Asia Pacific Small Company Series. $ 16,071
                The Canadian Small Company Series.....   11,323
                The Emerging Markets Series...........  114,557
                The Emerging Markets Small Cap Series.  353,905

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, the Series realized net gains (losses) of in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,030.70    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.00    0.16%    $0.80

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  11.3%
              Financials...................................  35.2%
              Health Care..................................   0.3%
              Industrials..................................  11.8%
              Information Technology.......................   7.9%
              Materials....................................  17.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    Banco do Brasil SA..................................  10,290,573 $   90,919,216            0.5%
    BM&FBovespa SA......................................  27,909,603    114,956,496            0.6%
    JBS SA..............................................  20,523,530    105,854,945            0.6%
#*  Petroleo Brasileiro SA ADR..........................  18,793,125    178,534,687            0.9%
#   Vale SA Sponsored ADR...............................  21,211,590    162,905,011            0.9%
    Other Securities....................................                452,518,870            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,105,689,225            5.7%
                                                                     --------------           -----
CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,733,186    101,878,715            0.5%
    Other Securities....................................                210,606,403            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                312,485,118            1.6%
                                                                     --------------           -----
CHINA -- (16.2%)
    Agricultural Bank of China, Ltd. Class H............ 213,701,000    120,584,047            0.6%
    Bank of China, Ltd. Class H......................... 645,684,898    442,425,220            2.3%
    China Construction Bank Corp. Class H............... 542,030,940    526,168,114            2.7%
#   China Petroleum & Chemical Corp. ADR................   1,111,578    105,010,755            0.6%
#   China Unicom Hong Kong, Ltd.........................   7,257,121    136,361,303            0.7%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    262,902,754            1.4%
    Other Securities....................................              1,774,823,930            9.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,368,276,123           17.4%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,660,713            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 49,374,494            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                 14,646,197            0.1%
                                                                     --------------           -----
HUNGARY -- (0.4%)
    OTP Bank P.L.C......................................   3,610,341     79,832,596            0.4%
    Other Securities....................................                 10,561,825            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 90,394,421            0.5%
                                                                     --------------           -----
INDIA -- (8.1%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    182,778,346            1.0%
    Reliance Industries, Ltd............................  21,052,676    286,408,617            1.5%
    State Bank of India.................................  19,322,648     81,886,575            0.4%
    Other Securities....................................              1,141,919,240            5.8%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,692,992,778            8.7%
                                                                     --------------           -----
INDONESIA -- (2.5%)
    Other Securities....................................                508,991,313            2.6%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                      2,636            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.6%)
    Other Securities....................................                748,363,794            3.9%
                                                                     --------------           -----

MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.........................  43,462,954     88,246,058            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------

MEXICO -- (Continued)
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,004,718 $  153,965,388            0.8%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    233,366,018            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,988,996    124,736,170            0.7%
    Other Securities....................................                566,930,266            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,167,243,900            6.0%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                238,593,563            1.2%
                                                                     --------------           -----
POLAND -- (2.0%)
    KGHM Polska Miedz SA................................   2,431,526     85,255,376            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,474,839     83,290,331            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   5,251,604     99,736,203            0.5%
    Other Securities....................................                148,523,633            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                416,805,543            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    393,968,225            2.0%
    Other Securities....................................                 43,876,294            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                437,844,519            2.3%
                                                                     --------------           -----

SOUTH AFRICA -- (7.6%)
    Barclays Africa Group, Ltd..........................   6,116,376     97,972,476            0.5%
    Nedbank Group, Ltd..................................   3,679,693     79,479,057            0.4%
    Sanlam, Ltd.........................................  17,786,335    115,035,169            0.6%
    Standard Bank Group, Ltd............................  17,954,574    263,176,913            1.4%
#   Steinhoff International Holdings, Ltd...............  28,369,200    180,010,416            0.9%
    Other Securities....................................                846,801,265            4.4%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,582,475,296            8.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.2%)
    Hana Financial Group, Inc...........................   3,443,534    101,363,428            0.5%
    Hyundai Motor Co....................................     961,377    150,879,557            0.8%
    Hyundai Steel Co....................................   1,080,925     79,006,693            0.4%
#   KB Financial Group, Inc.............................   1,995,076     76,080,838            0.4%
    KB Financial Group, Inc. ADR........................   3,089,746    117,812,015            0.6%
#   LG Electronics, Inc.................................   1,776,548     99,900,359            0.5%
    POSCO...............................................     644,929    151,921,785            0.8%
#   POSCO ADR...........................................   1,589,142     93,886,509            0.5%
#   Shinhan Financial Group Co., Ltd....................   4,170,227    172,597,964            0.9%
    SK Holdings Co., Ltd................................     494,231     85,100,845            0.5%
    Other Securities....................................              1,822,659,100            9.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,951,209,093           15.2%
                                                                     --------------           -----

SPAIN -- (0.0%)
    Other Securities....................................                  7,894,495            0.0%
                                                                     --------------           -----

TAIWAN -- (14.7%)
#   First Financial Holding Co., Ltd.................... 123,940,630     77,919,215            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    194,441,297            1.0%
#   Mega Financial Holding Co., Ltd..................... 126,853,915    112,831,567            0.6%
#   Pegatron Corp.......................................  27,193,998     80,560,869            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------

TAIWAN -- (Continued)
#     United Microelectronics Corp......... 213,043,681 $   102,073,154            0.5%
      Yuanta Financial Holding Co., Ltd.... 137,814,770      80,102,245            0.4%
      Other Securities.....................               2,406,064,857           12.4%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,053,993,204           15.7%
                                                        ---------------          ------

THAILAND -- (2.8%)
      PTT PCL..............................  17,737,200     191,549,923            1.0%
      Other Securities.....................                 384,439,370            2.0%
                                                        ---------------          ------
TOTAL THAILAND.............................                 575,989,293            3.0%
                                                        ---------------          ------

TURKEY -- (1.7%)
      Other Securities.....................                 354,921,470            1.8%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              18,711,847,188           96.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
*     Petroleo Brasileiro SA...............  19,497,904      84,451,334            0.4%
*     Petroleo Brasileiro SA Sponsored ADR.  21,247,784     184,430,765            1.0%
      Vale SA..............................  29,350,500     176,807,307            0.9%
#     Vale SA Sponsored ADR................  14,557,802      88,074,702            0.5%
      Other Securities.....................                 102,454,963            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 636,219,071            3.2%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  13,404,081            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 649,623,152            3.3%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                     397,773            0.0%
                                                        ---------------          ------

CHINA -- (0.0%)
      Other Securities.....................                     129,259            0.0%
                                                        ---------------          ------

INDONESIA -- (0.0%)
      Other Securities.....................                         823            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     391,707            0.0%
                                                        ---------------          ------

SOUTH AFRICA -- (0.0%)
      Other Securities.....................                      13,986            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                      74,142            0.0%
                                                        ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                     102,421            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,110,111            0.0%
                                                        ---------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund....... 123,477,584   1,428,635,642            7.4%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,660,936,590).................               $20,791,216,093          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,105,689,225              --   --    $ 1,105,689,225
  Chile.......................    312,485,118              --   --        312,485,118
  China.......................    268,610,292 $ 3,099,665,831   --      3,368,276,123
  Colombia....................     33,660,713              --   --         33,660,713
  Czech Republic..............             --      49,374,494   --         49,374,494
  Greece......................             --      14,646,197   --         14,646,197
  Hungary.....................             --      90,394,421   --         90,394,421
  India.......................    211,860,211   1,481,132,567   --      1,692,992,778
  Indonesia...................      5,095,600     503,895,713   --        508,991,313
  Israel......................             --           2,636   --              2,636
  Malaysia....................             --     748,363,794   --        748,363,794
  Mexico......................  1,167,059,786         184,114   --      1,167,243,900
  Philippines.................             --     238,593,563   --        238,593,563
  Poland......................             --     416,805,543   --        416,805,543
  Russia......................        598,052     437,246,467   --        437,844,519
  South Africa................    198,279,924   1,384,195,372   --      1,582,475,296
  South Korea.................    333,553,733   2,617,655,360   --      2,951,209,093
  Spain.......................      7,894,495              --   --          7,894,495
  Taiwan......................     46,897,764   3,007,095,440   --      3,053,993,204
  Thailand....................    575,989,293              --   --        575,989,293
  Turkey......................             --     354,921,470   --        354,921,470
Preferred Stocks
  Brazil......................    636,219,071              --   --        636,219,071
  Colombia....................     13,404,081              --   --         13,404,081
Rights/Warrants
  Brazil......................             --         397,773   --            397,773
  China.......................             --         129,259   --            129,259
  Indonesia...................             --             823   --                823
  Malaysia....................             --         391,707   --            391,707
  South Africa................             --          13,986   --             13,986
  South Korea.................             --          74,142   --             74,142
  Thailand....................             --         102,421   --            102,421
Securities Lending Collateral              --   1,428,635,642   --      1,428,635,642
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,917,297,358 $15,873,918,735   --    $20,791,216,093
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,806,702 of securities on loan)*....... $19,362,580
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,428,636
Foreign Currencies at Value..............................................      19,501
Receivables:
  Investment Securities Sold.............................................      12,215
  Dividends and Tax Reclaims.............................................      12,630
  Securities Lending Income..............................................       3,257
Unrealized Gain on Foreign Currency Contracts............................         104
Prepaid Expenses and Other Assets........................................          47
                                                                          -----------
     Total Assets........................................................  20,838,970
                                                                          -----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................       2,878
  Upon Return of Securities Loaned.......................................   1,428,636
  Investment Securities Purchased........................................       4,560
  Due to Advisor.........................................................       1,556
  Line of Credit.........................................................       8,438
Unrealized Loss on Foreign Currency Contracts............................           3
Accrued Expenses and Other Liabilities...................................       1,908
                                                                          -----------
     Total Liabilities...................................................   1,447,979
                                                                          -----------
NET ASSETS............................................................... $19,390,991
                                                                          ===========
Investments at Cost...................................................... $18,232,301
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,613
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Taxes Withheld of $17,478).................. $ 114,510
    Interest......................................................         3
    Income from Securities Lending................................    13,680
                                                                   ---------
       Total Investment Income....................................   128,193
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     8,927
    Accounting & Transfer Agent Fees..............................       474
    Custodian Fees................................................     4,265
    Shareholders' Reports.........................................        22
    Directors'/Trustees' Fees & Expenses..........................        66
    Professional Fees.............................................       250
    Other.........................................................       122
                                                                   ---------
       Total Expenses.............................................    14,126
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (33)
                                                                   ---------
    Net Expenses..................................................    14,093
                                                                   ---------
    Net Investment Income (Loss)..................................   114,100
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (353,324)
      Foreign Currency Transactions...............................    (2,577)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   831,490
      Translation of Foreign Currency Denominated Amounts.........        60
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   475,649
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 589,749
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $  .

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2015          2014
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   114,100  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (353,324)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (2,577)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     831,490     (181,244)
    Translation of Foreign Currency Denominated Amounts.................          60          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     589,749     (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,084,136    1,596,852
  Withdrawals...........................................................  (1,210,411)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (126,275)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     463,474     (499,769)
Net Assets
  Beginning of Period...................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Period......................................................... $19,390,991  $18,927,517
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year         Year         Year          Year
                                             Ended          Ended         Ended        Ended        Ended         Ended
                                           April 30,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                              2015           2014          2013         2012         2011          2010
                                         ----------------------------------------------------------------------------------
                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................        3.07%(D)       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $19,390,991     $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.28%(E)        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................           7%(D)          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2015, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,118,549 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $473 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2015, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were $33 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,396,528 $1,318,110

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,834,614  $4,193,084  $(3,236,482)    $956,602

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.87%       $19,936         30        $14        $49,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Fund's available line of credit was utilized.

   At April 30, 2015, Dimensional Emerging Markets Value Fund had loans outstanding in the amount of $8,438 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Securities Lending:

   As of April 30, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $533,516 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory

Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the

Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-001S
 [LOGO]                                                              00147356

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         LWAS/DFA U.S. High Book to Market Portfolio....................   5
         LWAS/DFA Two-Year Fixed Income Portfolio.......................   6
         LWAS/DFA Two-Year Government Portfolio.........................   8
     Statements of Assets and Liabilities...............................   9
     Statements of Operations...........................................  11
     Statements of Changes in Net Assets................................  12
     Financial Highlights...............................................  13
     Notes to Financial Statements......................................  15
  DFA Investment Dimensions Group Inc. - LWAS/DFA International High
    Book to Market Portfolio
     Disclosure of Fund Expenses........................................  21
     Disclosure of Portfolio Holdings...................................  22
     Schedule of Investments............................................  23
     Statement of Assets and Liabilities................................  24
     Statement of Operations............................................  25
     Statements of Changes in Net Assets................................  26
     Financial Highlights...............................................  27
     Notes to Financial Statements......................................  28
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  32
     Disclosure of Portfolio Holdings...................................  33
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  34
         The DFA International Value Series.............................  37
     Statements of Assets and Liabilities...............................  41
     Statements of Operations...........................................  42
     Statements of Changes in Net Assets................................  43
     Financial Highlights...............................................  44
     Notes to Financial Statements......................................  45
  Voting Proxies on Fund Portfolio Securities...........................  52
  Board Approval of Investment Advisory Agreements......................  53

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,037.60    0.32%    $1.62
Hypothetical 5% Annual Return................. $1,000.00 $1,023.21    0.32%    $1.61

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,003.30    0.28%    $1.39
Hypothetical 5% Annual Return................. $1,000.00 $1,023.41    0.28%    $1.40

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,003.10    0.27%    $1.34
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................   2.9%
              Government...................................  49.1%
              Foreign Corporate............................  14.9%
              Foreign Government...........................  22.1%
              Supranational................................  11.0%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $65,114,380
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $29,308,725)........................................... $65,114,380
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                    Face
                                                   Amount         Value+
                                                   ------         ------
                                                   (000)
AGENCY OBLIGATIONS -- (31.1%)
Federal Home Loan Bank
    1.625%, 12/09/16............................. $   3,600    $   3,660,307
    0.875%, 03/10/17.............................     6,800        6,825,174
Federal Home Loan Mortgage Corporation
    0.500%, 01/27/17.............................     2,000        1,996,200
    5.000%, 02/16/17.............................     2,300        2,477,795
    0.875%, 02/22/17.............................     6,000        6,031,836
    1.000%, 03/08/17.............................     6,200        6,238,806
Federal National Mortgage Association
    1.250%, 01/30/17.............................       500          505,231
    5.000%, 02/13/17.............................     2,000        2,154,276
    0.750%, 03/14/17.............................     1,500        1,502,181
                                                               -------------
TOTAL AGENCY OBLIGATIONS.........................                 31,391,806
                                                               -------------

BONDS -- (47.5%)
3M Co.
    1.375%, 09/29/16.............................       500          506,030
Agence Francaise de Developpement
    1.125%, 10/03/16.............................       250          251,701
Asian Development Bank
    0.750%, 01/11/17.............................     1,000        1,002,303
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................     1,000        1,003,611
Bank Nederlandse Gemeenten NV
    0.875%, 02/21/17.............................       896          896,900
Bank of Montreal
    1.300%, 07/15/16.............................       500          503,552
Bank of Nova Scotia (The)
    1.375%, 07/15/16.............................        --               --
#   1.100%, 12/13/16.............................       692          694,230
    2.550%, 01/12/17.............................       200          205,265
Canada Government International Bond
    0.875%, 02/14/17.............................     1,500        1,506,714
Council Of Europe Development Bank
    1.250%, 09/22/16.............................        --               --
    1.500%, 02/22/17.............................     2,000        2,028,300
DBS Bank, Ltd.
    2.350%, 02/28/17.............................       300          305,292
Denmark Government International Bond
    0.875%, 03/20/17.............................       500          501,645
Development Bank of Japan, Inc.
    1.625%, 10/05/16.............................     1,500        1,519,581
    5.125%, 02/01/17.............................       500          536,695
    1.500%, 03/13/17.............................       500          505,568
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................     2,800        2,808,106

                                                    Face
                                                   Amount         Value+
                                                   ------         ------
                                                   (000)
European Bank for Reconstruction & Development
    1.375%, 10/20/16............................. $   1,500    $   1,520,574
    1.000%, 02/16/17.............................       500          503,640
European Investment Bank
    1.125%, 12/15/16.............................       500          504,289
#   4.875%, 01/17/17.............................     1,000        1,071,183
#   1.750%, 03/15/17.............................     1,200        1,223,833
FMS Wertmanagement AoeR
    1.125%, 10/14/16.............................       300          302,357
General Electric Capital Corp.
#   5.400%, 02/15/17.............................     2,055        2,217,639
International Bank for Reconstruction &
 Development
    0.625%, 05/02/17.............................       500          498,765
KFW
    0.625%, 12/15/16.............................       500          500,488
#   1.250%, 02/15/17.............................       800          808,372
    0.750%, 03/17/17.............................     1,500        1,502,026
Kommunalbanken A.S.
    0.875%, 10/03/16.............................     1,000        1,003,586
Kommuninvest I Sverige AB
    0.875%, 12/13/16.............................       800          802,640
    1.625%, 02/13/17.............................     1,000        1,015,358
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.625%, 01/26/17.............................       950          947,624
    0.875%, 03/20/17.............................       500          500,669
National Australia Bank, Ltd.
    3.000%, 07/27/16.............................     1,600        1,643,312
    2.750%, 03/09/17.............................     1,000        1,032,704
Netherlands Government Bond
    1.000%, 02/24/17.............................     1,900        1,907,991
Nordea Bank AB
#   3.125%, 03/20/17.............................     1,620        1,676,982
Nordic Investment Bank
    1.000%, 03/07/17.............................     2,000        2,011,792
Oesterreichische Kontrollbank AG
#   0.750%, 12/15/16.............................     1,500        1,503,082
Ontario, Province of Canada
    1.600%, 09/21/16.............................       600          607,832
Quebec, Province of Canada
    5.125%, 11/14/16.............................       500          533,608
Royal Bank of Canada
    1.450%, 09/09/16.............................       800          807,243
#   1.200%, 01/23/17.............................     1,500        1,508,115
    1.000%, 04/27/17.............................       600          599,864
Svensk Exportkredit AB
    5.125%, 03/01/17.............................       352          379,702
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................     1,750        1,797,768
Toronto-Dominion Bank (The)
    1.500%, 09/09/16.............................     1,700        1,717,537
#   2.375%, 10/19/16.............................       500          511,801
                                                               -------------
TOTAL BONDS......................................                 47,937,869
                                                               -------------

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount         Value+
                                                   ------         ------
                                                   (000)

U.S. TREASURY OBLIGATIONS -- (14.8%)
U.S. Treasury Notes
    0.875%, 01/31/17............................. $   6,500    $   6,540,118
    0.875%, 02/28/17.............................     3,400        3,420,720
    0.750%, 03/15/17.............................     2,500        2,509,180
#   0.500%, 03/31/17.............................     1,500        1,498,242
    1.000%, 03/31/17.............................       500          504,101
    0.875%, 04/15/17.............................       500          502,813
                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS..................                 14,975,174
                                                               -------------

                                                    Shares     Value+
                                                    ------     ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
       0.098%...................................... 582,013 $    582,013
                                                            ------------

                                                    Shares/
                                                     Face
                                                    Amount
                                                    -------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund............... 527,566    6,103,935
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $100,896,546)..............................          $100,990,797
                                                            ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  ------------------------------------------
                                  Level 1    Level 2    Level 3    Total
                                  -------- ------------ ------- ------------
   Agency Obligations............       -- $ 31,391,806   --    $ 31,391,806
   Bonds.........................       --   47,937,869   --      47,937,869
   U.S. Treasury Obligations.....       --   14,975,174   --      14,975,174
   Temporary Cash Investments.... $582,013           --   --         582,013
   Securities Lending Collateral.       --    6,103,935   --       6,103,935
                                  -------- ------------   --    ------------
   TOTAL......................... $582,013 $100,408,784   --    $100,990,797
                                  ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Face
                                                              Amount     Value+
                                                             -------- ------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
U.S. Treasury Notes
 0.625%, 12/15/16........................................... $ 16,000 $ 16,035,008
 0.875%, 12/31/16...........................................   21,600   21,736,685
 0.500%, 01/31/17...........................................   20,000   19,990,620
 0.875%, 01/31/17...........................................   19,700   19,821,588
 0.625%, 02/15/17...........................................   25,000   25,039,050
 0.875%, 02/28/17...........................................    5,000    5,030,470
 3.000%, 02/28/17...........................................   14,700   15,358,060
 0.500%, 03/31/17...........................................    5,000    4,994,140
 0.875%, 04/15/17...........................................    5,000    5,028,125
 0.875%, 04/30/17...........................................    9,400    9,449,933
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           142,483,679
                                                                      ------------

                                                              Shares
                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund  495,577      495,577
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $142,765,784)...........          $142,979,256
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                    ------------------------------------------
                                    Level 1    Level 2    Level 3    Total
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations..........       -- $142,483,679   --    $142,483,679
Temporary Cash Investments......... $495,577           --   --         495,577
                                    -------- ------------   --    ------------
TOTAL.............................. $495,577 $142,483,679   --    $142,979,256
                                    ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     65,114
  Fund Shares Sold.......................................................................................            5
Prepaid Expenses and Other Assets........................................................................           11
                                                                                                          ------------
     Total Assets........................................................................................       65,130
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................            7
  Due to Advisor.........................................................................................            1
Accrued Expenses and Other Liabilities...................................................................           17
                                                                                                          ------------
     Total Liabilities...................................................................................           25
                                                                                                          ------------
NET ASSETS............................................................................................... $     65,105
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,361,971
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      19.37
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     29,309
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     26,367
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................          102
Accumulated Net Realized Gain (Loss).....................................................................        2,831
Net Unrealized Appreciation (Depreciation)...............................................................       35,805
                                                                                                          ------------
NET ASSETS............................................................................................... $     65,105
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value (including $5,971 and $0 of securities on loan, respectively)..... $     94,305 $    142,484
Temporary Cash Investments at Value & Cost.............................................          582          496
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        6,104           --
Receivables:
  Investment Securities Sold...........................................................        4,937           --
  Interest.............................................................................          300          287
  Securities Lending Income............................................................            1           --
Prepaid Expenses and Other Assets......................................................           11           14
                                                                                        ------------ ------------
     Total Assets......................................................................      106,240      143,281
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        6,104           --
  Investment Securities Purchased......................................................        1,498           --
  Due to Advisor.......................................................................           12           18
Accrued Expenses and Other Liabilities.................................................           18           27
                                                                                        ------------ ------------
     Total Liabilities.................................................................        7,632           45
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     98,608 $    143,236
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,842,143   14,460,277
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02 $       9.91
                                                                                        ============ ============
Investments at Cost.................................................................... $     94,211 $    142,270
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     98,367 $    142,795
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           69           78
Accumulated Net Realized Gain (Loss)...................................................           78          149
Net Unrealized Appreciation (Depreciation).............................................           94          214
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     98,608 $    143,236
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................  $   734       $ --        $ --
  Income from Securities Lending.........................................        7         --          --
  Expenses Allocated from Affiliated Investment Company..................      (36)        --          --
                                                                           -------       ----        ----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      705         --          --
                                                                           -------       ----        ----
Fund Investment Income
  Interest...............................................................       --        309         403
  Income from Securities Lending.........................................       --          2          --
                                                                           -------       ----        ----
     Total Investment Income.............................................       --        311         403
                                                                           -------       ----        ----
Fund Expenses
  Investment Advisory Services Fees......................................       --         73         108
  Administrative Services Fees...........................................        3         --          --
  Accounting & Transfer Agent Fees.......................................        3          5           7
  Shareholder Servicing Fees.............................................       49         39          58
  Custodian Fees.........................................................       --          2           1
  Filing Fees............................................................        8          9          10
  Shareholders' Reports..................................................        3          4           7
  Directors'/Trustees' Fees & Expenses...................................       --         --           1
  Professional Fees......................................................        2          3           4
  Other..................................................................        1          2           2
                                                                           -------       ----        ----
     Total Expenses......................................................       69        137         198
                                                                           -------       ----        ----
  Net Investment Income (Loss)...........................................      636        174         205
                                                                           -------       ----        ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,831         78         150
    Futures..............................................................        2         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (1,060)        50          34
                                                                           -------       ----        ----
  Net Realized and Unrealized Gain (Loss)................................    1,773        128         184
                                                                           -------       ----        ----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $ 2,409       $302        $389
                                                                           =======       ====        ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                LWAS/DFA U.S. High Book LWAS/DFA Two-Year Fixed   LWAS/DFA Two-Year
                                                 to Market Portfolio      Income Portfolio      Government Portfolio
                                                ----------------------  ----------------------  --------------------
                                                Six Months     Year     Six Months     Year     Six Months    Year
                                                   Ended      Ended        Ended      Ended        Ended     Ended
                                                 April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,  Oct. 31,
                                                   2015        2014        2015        2014        2015       2014
                                                -----------  --------   -----------  --------   ----------- --------
                                                (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................   $   636    $  1,153     $   174    $    198    $    205   $    172
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     2,831       4,345          78         189         150        421
    Futures....................................         2          --          --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................    (1,060)      4,401          50         (79)         34         16
                                                  -------    --------     -------    --------    --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     2,409       9,899         302         308         389        609
                                                  -------    --------     -------    --------    --------   --------
Distributions From:
  Net Investment Income........................      (637)     (1,033)       (142)       (185)       (180)      (114)
  Net Short-Term Gains.........................       (68)         --        (108)        (67)       (411)      (135)
  Net Long-Term Gains..........................    (4,067)     (2,398)        (73)        (48)         --       (180)
                                                  -------    --------     -------    --------    --------   --------
     Total Distributions.......................    (4,772)     (3,431)       (323)       (300)       (591)      (429)
                                                  -------    --------     -------    --------    --------   --------
Capital Share Transactions (1):
  Shares Issued................................       784       2,290       4,861      14,953       7,195     19,318
  Shares Issued in Lieu of Cash
   Distributions...............................     4,772       3,431         323         300         592        428
  Shares Redeemed..............................    (6,302)    (11,241)     (5,516)    (11,026)     (9,580)   (19,900)
                                                  -------    --------     -------    --------    --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................      (746)     (5,520)       (332)      4,227      (1,793)      (154)
                                                  -------    --------     -------    --------    --------   --------
     Total Increase (Decrease) in Net
      Assets...................................    (3,109)        948        (353)      4,235      (1,995)        26
Net Assets
  Beginning of Period..........................    68,214      67,266      98,961      94,726     145,231    145,205
                                                  -------    --------     -------    --------    --------   --------
  End of Period................................   $65,105    $ 68,214     $98,608    $ 98,961    $143,236   $145,231
                                                  =======    ========     =======    ========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        40         119         486       1,493         727      1,952
  Shares Issued in Lieu of Cash
   Distributions...............................       263         186          32          30          60         43
  Shares Redeemed..............................      (324)       (578)       (551)     (1,101)       (968)    (2,011)
                                                  -------    --------     -------    --------    --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       (21)       (273)        (33)        422        (181)       (16)
                                                  =======    ========     =======    ========    ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................   $   102    $    103     $    69    $     37    $     78   $     53

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     LWAS/DFA U.S. High Book to Market Portfolio
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 20.16     $ 18.40  $ 13.84  $ 11.96  $ 11.52  $  9.80
                                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.19        0.32     0.28     0.25     0.20     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46        2.41     4.57     1.87     0.44     1.72
                                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........................      0.65        2.73     4.85     2.12     0.64     1.91
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.19)      (0.29)   (0.29)   (0.24)   (0.20)   (0.19)
  Net Realized Gains.........................................     (1.25)      (0.68)      --       --       --       --
                                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................................     (1.44)      (0.97)   (0.29)   (0.24)   (0.20)   (0.19)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 19.37     $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.76%(C)   15.38%   35.41%   18.01%    5.48%   19.71%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $65,105     $68,214  $67,266  $60,916  $62,759  $67,314
Ratio of Expenses to Average Net Assets (B)..................      0.32%(D)    0.34%    0.34%    0.34%    0.34%    0.35%
Ratio of Net Investment Income to Average Net Assets.........      1.93%(D)    1.67%    1.77%    1.93%    1.56%    1.78%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               LWAS/DFA Two-Year Fixed Income Portfolio
                                                      ---------------------------------------------------------
                                                      Six Months      Year     Year     Year     Year     Year
                                                         Ended       Ended    Ended    Ended    Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                         2015         2014     2013     2012     2011     2010
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 10.02     $ 10.02  $ 10.07  $ 10.10  $ 10.13  $ 10.03
                                                        -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.02        0.02     0.03     0.04     0.05     0.08
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      0.01        0.01       --     0.03     0.03     0.11
                                                        -------     -------  -------  -------  -------  -------
   Total from Investment Operations..................      0.03        0.03     0.03     0.07     0.08     0.19
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.01)      (0.02)   (0.03)   (0.04)   (0.06)   (0.09)
  Net Realized Gains.................................     (0.02)      (0.01)   (0.05)   (0.06)   (0.05)      --
                                                        -------     -------  -------  -------  -------  -------
   Total Distributions...............................     (0.03)      (0.03)   (0.08)   (0.10)   (0.11)   (0.09)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 10.02     $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
===================================================== ===========   ======== ======== ======== ======== ========
Total Return.........................................      0.33%(C)    0.31%    0.26%    0.75%    0.73%    1.89%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $98,608     $98,961  $94,726  $89,326  $92,897  $89,264
Ratio of Expenses to Average Net Assets..............      0.28%(D)    0.28%    0.29%    0.30%    0.30%    0.31%
Ratio of Net Investment Income to Average Net Assets.      0.36%(D)    0.20%    0.27%    0.40%    0.54%    0.82%
Portfolio Turnover Rate..............................       103%(C)     122%      57%     102%      98%     113%
-----------------------------------------------------------------------------------------------------------------

                                                                  LWAS/DFA Two-Year Government Portfolio
                                                      --------------------------------------------------------------
                                                      Six Months      Year      Year      Year      Year      Year
                                                         Ended       Ended     Ended     Ended     Ended     Ended
                                                       April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                         2015         2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................  $   9.92     $   9.91  $   9.96  $   9.98  $  10.07  $  10.10
                                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.01         0.01      0.01      0.02      0.04      0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      0.02         0.03      0.02      0.04      0.02      0.13
                                                       --------     --------  --------  --------  --------  --------
   Total from Investment Operations..................      0.03         0.04      0.03      0.06      0.06      0.20
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.01)       (0.01)    (0.01)    (0.03)    (0.04)    (0.08)
  Net Realized Gains.................................     (0.03)       (0.02)    (0.07)    (0.05)    (0.11)    (0.15)
                                                       --------     --------  --------  --------  --------  --------
   Total Distributions...............................     (0.04)       (0.03)    (0.08)    (0.08)    (0.15)    (0.23)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $   9.91     $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
===================================================== ===========   ========  ========  ========  ========  ========
Total Return.........................................      0.31%(C)     0.39%     0.26%     0.50%     0.66%     1.98%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $143,236     $145,231  $145,205  $145,273  $178,442  $173,724
Ratio of Expenses to Average Net Assets..............      0.27%(D)     0.27%     0.28%     0.28%     0.29%     0.29%
Ratio of Net Investment Income to Average Net Assets.      0.29%(D)     0.12%     0.05%     0.19%     0.41%     0.72%
Portfolio Turnover Rate..............................       118%(C)      225%      160%      111%      127%      166%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund, but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the six months ended April 30, 2015, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
   -                                            -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  4
                LWAS/DFA Two-Year Government Portfolio......  7

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 54,707  $ 46,537  $43,415  $53,179
 LWAS/DFA Two-Year Government Portfolio...  169,681   171,882       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $263            $(55)         $(208)
LWAS/DFA Two-Year Fixed Income Portfolio....        --              --             --
LWAS/DFA Two-Year Government Portfolio......        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2013........................................     $1,172            --     $1,172
2014........................................      1,033        $2,398      3,431
LWAS/DFA Two-Year Fixed Income Portfolio
2013........................................        631            44        675
2014........................................        252            48        300
LWAS/DFA Two-Year Government Portfolio
2013........................................      1,071            29      1,100
2014........................................        249           180        429

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $58           $205      $263

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed                                 Total Net
                                             Net Investment                              Distributable
                                               Income and   Undistributed   Unrealized     Earnings
                                               Short-Term     Long-Term    Appreciation  (Accumulated
                                             Capital Gains  Capital Gains (Depreciation)    Losses)
                                             -------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.      $174         $4,067        $36,864        $41,105
LWAS/DFA Two-Year Fixed Income Portfolio....       148             73             44            265
LWAS/DFA Two-Year Government Portfolio......       471             --            180            651

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2014, the Portfolios did not use capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 29,309   $35,805          --        $35,805
LWAS/DFA Two-Year Fixed Income Portfolio....  100,897       110        $(16)            94
LWAS/DFA Two-Year Government Portfolio......  142,766       225         (11)           214

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             95%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             98%
    LWAS/DFA Two-Year Government Portfolio......      2             93%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                                        Beginning  Ending              Expenses
                                                         Account  Account   Annualized   Paid
                                                          Value    Value     Expense    During
                                                        11/01/14  04/30/15    Ratio*   Period*
                                                        --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $1,057.00    0.47%    $2.40
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.46    0.47%    $2.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $69,845,771
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $58,294,897)................................ $69,845,771
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value.......................................................................................... $     69,846
Prepaid Expenses and Other Assets...........................................................................           13
                                                                                                             ------------
     Total Assets...........................................................................................       69,859
                                                                                                             ------------
LIABILITIES:
Payables:
  Due to Advisor............................................................................................            1
Accrued Expenses and Other Liabilities......................................................................           21
                                                                                                             ------------
     Total Liabilities......................................................................................           22
                                                                                                             ------------
NET ASSETS.................................................................................................. $     69,837
                                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................................    7,915,328
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................... $       8.82
                                                                                                             ============
Investment in Affiliated Investment Company at Cost......................................................... $     58,295
                                                                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................................. $     56,326
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......................          647
Accumulated Net Realized Gain (Loss)........................................................................        1,307
Net Unrealized Foreign Exchange Gain (Loss).................................................................            6
Net Unrealized Appreciation (Depreciation)..................................................................       11,551
NET ASSETS.................................................................................................. $     69,837
                                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED.............................................................................  200,000,000
                                                                                                             ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

    Investment Income
      Dividends (Net of Taxes Withheld of $89)...................... $1,098
      Income from Securities Lending................................     30
      Expenses Allocated from Affiliated Investment Company.........    (72)
                                                                     ------
         Total Investment Income....................................  1,056
                                                                     ------
    Expenses
      Administrative Services Fees..................................      3
      Accounting & Transfer Agent Fees..............................      3
      Shareholder Servicing Fees....................................     63
      Filing Fees...................................................      8
      Shareholders' Reports.........................................      4
      Professional Fees.............................................      2
      Other.........................................................      1
                                                                     ------
         Total Expenses.............................................     84
                                                                     ------
      Net Investment Income (Loss)..................................    972
                                                                     ------
    Realized and Unrealized Gain (Loss)
      Net Realized Gain (Loss) on:
        Investment Securities Sold..................................  1,359
        Foreign Currency Transactions...............................    (30)
      Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..................  1,468
        Translation of Foreign Currency Denominated Amounts.........      7
                                                                     ------
      Net Realized and Unrealized Gain (Loss).......................  2,804
                                                                     ------
    Net Increase (Decrease) in Net Assets Resulting from Operations. $3,776
                                                                     ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        LWAS/DFA International
                                                                                         High Book to Market
                                                                                              Portfolio
                                                                                        --------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2015        2014
                                                                                        -----------  --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $   972    $  3,287
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     1,359       1,618
    Foreign Currency Transactions......................................................       (30)        (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     1,468      (5,439)
    Translation of Foreign Currency Denominated Amounts................................         7         (11)
                                                                                          -------    --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     3,776        (557)
                                                                                          -------    --------
Distributions From:
  Net Investment Income................................................................      (457)     (3,174)
  Net Short-Term Gains.................................................................       (40)       (145)
  Net Long-Term Gains..................................................................    (1,481)     (3,304)
                                                                                          -------    --------
     Total Distributions...............................................................    (1,978)     (6,623)
                                                                                          -------    --------
Capital Share Transactions (1):
  Shares Issued........................................................................     1,572       3,618
  Shares Issued in Lieu of Cash Distributions..........................................     1,977       6,622
  Shares Redeemed......................................................................    (4,176)    (12,295)
                                                                                          -------    --------
     Net Increase (Decrease) from Capital Share Transactions...........................      (627)     (2,055)
                                                                                          -------    --------
     Total Increase (Decrease) in Net Assets...........................................     1,171      (9,235)
Net Assets
  Beginning of Period..................................................................    68,666      77,901
                                                                                          -------    --------
  End of Period........................................................................   $69,837    $ 68,666
                                                                                          =======    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       189         396
  Shares Issued in Lieu of Cash Distributions..........................................       251         736
  Shares Redeemed......................................................................      (502)     (1,356)
                                                                                          -------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       (62)       (224)
                                                                                          =======    ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   647    $    132

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  LWAS/DFA International High Book to Market Portfolio
                                                              -----------------------------------------------------------
                                                              Six Months      Year      Year     Year     Year      Year
                                                                 Ended       Ended     Ended    Ended    Ended     Ended
                                                               April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                 2015         2014      2013     2012     2011      2010
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $  8.61     $  9.50   $  8.22  $  8.68  $ 10.38   $  9.66
                                                                -------     -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12        0.39      0.25     0.28     0.32      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.34       (0.47)     1.87    (0.10)   (1.09)     0.79
                                                                -------     -------   -------  -------  -------   -------
   Total from Investment Operations..........................      0.46       (0.08)     2.12     0.18    (0.77)     1.01
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.06)      (0.38)    (0.27)   (0.28)   (0.31)    (0.23)
  Net Realized Gains.........................................     (0.19)      (0.43)    (0.57)   (0.36)   (0.62)    (0.06)
                                                                -------     -------   -------  -------  -------   -------
   Total Distributions.......................................     (0.25)      (0.81)    (0.84)   (0.64)   (0.93)    (0.29)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $  8.82     $  8.61   $  9.50  $  8.22  $  8.68   $ 10.38
============================================================= ===========   ========  ======== ======== ========  ========
Total Return.................................................      5.70%(C)   (0.99)%   27.91%    2.89%   (8.30)%   10.85%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $69,837     $68,666   $77,901  $66,900  $72,856   $85,892
Ratio of Expenses to Average Net Assets (B)..................      0.47%(D)    0.50%     0.49%    0.50%    0.49%     0.50%
Ratio of Net Investment Income to Average Net Assets.........      2.93%(D)    4.28%     2.91%    3.49%    3.24%     2.29%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2015, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter N of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.      $129            $(45)          $(84)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
LWAS/DFA International High Book to Market Portfolio
2013.................................................     $2,242        $4,494     $6,736
2014.................................................      3,319         3,304      6,623

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $89            $40      $129

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            Undistributed                                 Total Net
                                            Net Investment                              Distributable
                                              Income and   Undistributed   Unrealized     Earnings
                                              Short-Term     Long-Term    Appreciation  (Accumulated
                                            Capital Gains  Capital Gains (Depreciation)    Losses)
                                            -------------- ------------- -------------- -------------
LWAS/DFA International High Book to Market
  Portfolio................................      $280         $1,482         $9,956        $11,718

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2014, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              Net
                                                                                           Unrealized
                                                      Federal   Unrealized   Unrealized   Appreciation
                                                      Tax Cost Appreciation Depreciation (Depreciation)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $58,421    $11,425         --         $11,425

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At April 30, 2015, two shareholders held approximately 97% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                           Percentage
                                            Shares        Value+         of Net Assets**
                                            ------        ------         ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $    547,709,778               2.9%
#   Comcast Corp. Special Class A........  3,105,444      178,842,520               0.9%
#   Ford Motor Co........................ 10,847,219      171,386,060               0.9%
    General Motors Co....................  4,177,298      146,456,068               0.8%
    Time Warner Cable, Inc...............  1,876,119      291,774,027               1.5%
    Time Warner, Inc.....................  4,397,226      371,169,847               1.9%
    Other Securities.....................                 760,878,419               4.0%
                                                     ----------------              -----
Total Consumer Discretionary.............               2,468,216,719              12.9%
                                                     ----------------              -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548      134,349,026               0.7%
    CVS Health Corp......................  4,790,425      475,641,298               2.5%
    Mondelez International, Inc. Class A.  4,399,456      168,807,127               0.9%
    Other Securities.....................                 317,415,718               1.6%
                                                     ----------------              -----
Total Consumer Staples...................               1,096,213,169               5.7%
                                                     ----------------              -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027      245,133,041               1.3%
    Apache Corp..........................  1,732,984      118,536,106               0.6%
    Baker Hughes, Inc....................  1,938,026      132,677,260               0.7%
    Chevron Corp.........................  5,878,293      652,843,221               3.4%
    ConocoPhillips.......................  6,333,402      430,164,664               2.2%
    Devon Energy Corp....................  1,695,428      115,645,144               0.6%
    Exxon Mobil Corp.....................  5,368,279      469,026,536               2.4%
    Marathon Petroleum Corp..............  1,339,624      132,046,738               0.7%
    Occidental Petroleum Corp............  2,221,423      177,935,982               0.9%
    Phillips 66..........................  1,670,790      132,510,355               0.7%
    Valero Energy Corp...................  2,806,975      159,716,877               0.8%
    Other Securities.....................                 644,777,263               3.5%
                                                     ----------------              -----
Total Energy.............................               3,411,013,187              17.8%
                                                     ----------------              -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721      163,450,455               0.9%
    Bank of America Corp................. 15,546,531      247,656,239               1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420      125,767,583               0.7%
    Capital One Financial Corp...........  2,044,209      165,274,298               0.9%
    Citigroup, Inc.......................  4,980,715      265,571,724               1.4%
#   CME Group, Inc.......................  1,222,099      111,101,020               0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356      244,219,985               1.3%
    JPMorgan Chase & Co.................. 10,421,544      659,266,873               3.4%
    MetLife, Inc.........................  2,189,692      112,309,303               0.6%
    Morgan Stanley.......................  3,805,140      141,969,773               0.7%
    Wells Fargo & Co.....................  4,175,882      230,091,098               1.2%
    Other Securities.....................               1,489,067,659               7.7%
                                                     ----------------              -----
Total Financials.........................               3,955,746,010              20.7%
                                                     ----------------              -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110      214,713,586               1.1%
    Anthem, Inc..........................  1,674,297      252,701,646               1.3%
*   Boston Scientific Corp...............  6,573,232      117,134,994               0.6%
#*  Express Scripts Holding Co...........  2,947,224      254,640,154               1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          Percentage
                                          Shares         Value+         of Net Assets**
                                          ------         ------         ---------------
Health Care -- (Continued)
       Humana, Inc.....................     707,042 $    117,086,155               0.6%
#      Pfizer, Inc.....................  19,796,068      671,680,587               3.5%
       Thermo Fisher Scientific, Inc...   1,315,969      165,390,984               0.9%
       Other Securities................                  400,048,103               2.2%
                                                    ----------------             ------
Total Health Care......................                2,193,396,209              11.5%
                                                    ----------------             ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618      194,258,684               1.0%
       FedEx Corp......................     843,839      143,089,779               0.8%
       General Electric Co.............  28,575,994      773,837,918               4.1%
#      Norfolk Southern Corp...........   1,611,307      162,500,311               0.9%
       Northrop Grumman Corp...........   1,364,645      210,209,916               1.1%
#      Southwest Airlines Co...........   3,905,821      158,420,100               0.8%
       Union Pacific Corp..............   1,765,010      187,497,012               1.0%
       Other Securities................                  630,374,695               3.2%
                                                    ----------------             ------
Total Industrials......................                2,460,188,415              12.9%
                                                    ----------------             ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314      355,540,613               1.9%
       EMC Corp........................   4,399,598      118,393,182               0.6%
       Hewlett-Packard Co..............   9,619,949      317,169,719               1.7%
       Intel Corp......................   8,749,317      284,790,268               1.5%
       Other Securities................                  770,628,639               4.0%
                                                    ----------------             ------
Total Information Technology...........                1,846,522,421               9.7%
                                                    ----------------             ------
Materials -- (3.6%)
       Other Securities................                  729,423,962               3.8%
                                                    ----------------             ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                    3,010,581               0.0%
                                                    ----------------             ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229      715,081,453               3.7%
       Other Securities................                  144,466,196               0.8%
                                                    ----------------             ------
Total Telecommunication Services.......                  859,547,649               4.5%
                                                    ----------------             ------
Utilities -- (0.3%)
       Other Securities................                   68,980,718               0.4%
                                                    ----------------             ------
TOTAL COMMON STOCKS....................               19,092,259,040              99.9%
                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                      208,566               0.0%
                                                    ----------------             ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414    1,241,986,437               6.5%
                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $ 20,334,454,043             106.4%
                                                    ================             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                    Shares       Value++         of Net Assets**
                                                    ------       -------         ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $     71,465,422               0.7%
    National Australia Bank, Ltd.................. 2,095,885       60,687,121               0.6%
    Wesfarmers, Ltd............................... 2,171,552       74,851,884               0.8%
    Other Securities..............................                440,514,946               4.4%
                                                             ----------------               ----
TOTAL AUSTRALIA...................................                647,519,373               6.5%
                                                             ----------------               ----

AUSTRIA -- (0.1%)
    Other Securities..............................                 14,194,786               0.1%
                                                             ----------------               ----

BELGIUM -- (1.2%)
    Other Securities..............................                127,207,184               1.3%
                                                             ----------------               ----

CANADA -- (7.7%)
    Bank of Montreal..............................   860,326       56,179,288               0.6%
    Canadian Natural Resources, Ltd............... 1,849,320       61,449,846               0.6%
#   Manulife Financial Corp....................... 3,287,435       59,835,949               0.6%
    Suncor Energy, Inc............................ 3,750,370      122,131,817               1.2%
    Other Securities..............................                548,076,239               5.5%
                                                             ----------------               ----
TOTAL CANADA......................................                847,673,139               8.5%
                                                             ----------------               ----

DENMARK -- (1.3%)
    Other Securities..............................                143,350,002               1.4%
                                                             ----------------               ----

FINLAND -- (0.7%)
    Other Securities..............................                 77,102,984               0.8%
                                                             ----------------               ----

FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754      101,263,553               1.0%
    BNP Paribas SA................................ 1,173,096       74,082,501               0.7%
    Cie de Saint-Gobain........................... 1,565,233       71,135,279               0.7%
#   GDF Suez...................................... 3,247,971       66,084,477               0.7%
    Orange SA..................................... 3,989,277       65,708,630               0.7%
#   Renault SA....................................   759,515       79,914,398               0.8%
    Societe Generale SA........................... 1,435,323       71,758,485               0.7%
    Other Securities..............................                343,321,863               3.4%
                                                             ----------------               ----
TOTAL FRANCE......................................                873,269,186               8.7%
                                                             ----------------               ----

GERMANY -- (6.9%)
#   Allianz SE....................................   768,935      130,883,988               1.3%
    Bayerische Motoren Werke AG...................   829,743       97,880,295               1.0%
    Daimler AG.................................... 2,214,556      212,922,187               2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971       53,478,460               0.5%
    Other Securities..............................                266,936,885               2.7%
                                                             ----------------               ----
TOTAL GERMANY.....................................                762,101,815               7.6%
                                                             ----------------               ----

HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000       74,495,202               0.7%
    Other Securities..............................                227,312,335               2.3%
                                                             ----------------               ----
TOTAL HONG KONG...................................                301,807,537               3.0%
                                                             ----------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                              Percentage
                                               Shares       Value++         of Net Assets**
                                               ------       -------         ---------------
IRELAND -- (0.2%)
    Other Securities........................            $     26,121,781               0.3%
                                                        ----------------              -----

ISRAEL -- (0.3%)
    Other Securities........................                  35,130,239               0.4%
                                                        ----------------              -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290       49,818,281               0.5%
    Other Securities........................                  96,542,603               1.0%
                                                        ----------------              -----
TOTAL ITALY.................................                 146,360,884               1.5%
                                                        ----------------              -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900       95,208,668               1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506      152,455,840               1.5%
    Mizuho Financial Group, Inc............. 51,633,200       98,427,317               1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940       49,589,428               0.5%
    Nissan Motor Co., Ltd...................  5,844,900       60,674,102               0.6%
    NTT DOCOMO, Inc.........................  3,018,500       53,465,121               0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500      119,138,825               1.2%
    Other Securities........................               1,581,800,898              15.8%
                                                        ----------------              -----
TOTAL JAPAN.................................               2,210,760,199              22.1%
                                                        ----------------              -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202       99,400,933               1.0%
    Other Securities........................                 194,499,001               1.9%
                                                        ----------------              -----
TOTAL NETHERLANDS...........................                 293,899,934               2.9%
                                                        ----------------              -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                  10,828,730               0.1%
                                                        ----------------              -----

NORWAY -- (0.6%)
    Other Securities........................                  69,461,065               0.7%
                                                        ----------------              -----

PORTUGAL -- (0.0%)
    Other Securities........................                   4,432,720               0.0%
                                                        ----------------              -----

SINGAPORE -- (1.1%)
    Other Securities........................                 120,212,021               1.2%
                                                        ----------------              -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198       95,728,713               0.9%
    Other Securities........................                 154,532,682               1.6%
                                                        ----------------              -----
TOTAL SPAIN.................................                 250,261,395               2.5%
                                                        ----------------              -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256       56,515,429               0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427       53,365,201               0.5%
    Other Securities........................                 205,131,159               2.0%
                                                        ----------------              -----
TOTAL SWEDEN................................                 315,011,789               3.1%
                                                        ----------------              -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609       76,838,333               0.8%
    Cie Financiere Richemont SA.............    591,731       52,742,706               0.5%
    Holcim, Ltd.............................    887,877       71,323,585               0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                Percentage
                                                 Shares       Value++         of Net Assets**
                                                 ------       -------         ---------------
SWITZERLAND -- (Continued)
      Novartis AG.............................  1,236,600 $    126,222,379               1.3%
      Swiss Re AG.............................  1,037,390       92,024,136               0.9%
      UBS Group AG............................  2,463,478       49,213,708               0.5%
      Zurich Insurance Group AG...............    333,311      102,877,494               1.0%
      Other Securities........................                 280,890,571               2.8%
                                                          ----------------             ------
TOTAL SWITZERLAND.............................                 852,132,912               8.5%
                                                          ----------------             ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604       57,919,731               0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889       87,795,973               0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050      357,323,797               3.6%
      HSBC Holdings P.L.C..................... 11,244,488      112,326,785               1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217      111,678,269               1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445       94,992,545               1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210      214,646,134               2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214       51,518,734               0.5%
      Standard Chartered P.L.C................  4,120,837       67,467,164               0.7%
      Vodafone Group P.L.C.................... 34,880,956      122,892,797               1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108       94,551,011               0.9%
      Other Securities........................                 365,006,280               3.6%
                                                          ----------------             ------
TOTAL UNITED KINGDOM..........................               1,738,119,220              17.3%
                                                          ----------------             ------
TOTAL COMMON STOCKS...........................               9,866,958,895              98.5%
                                                          ----------------             ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701       55,016,390               0.6%
      Other Securities........................                  23,508,685               0.2%
                                                          ----------------             ------
TOTAL GERMANY.................................                  78,525,075               0.8%
                                                          ----------------             ------
TOTAL PREFERRED STOCKS........................                  78,525,075               0.8%
                                                          ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities                                             655,774               0.0%
                                                          ----------------             ------
TOTAL RIGHTS/WARRANTS.........................                     655,774               0.0%
                                                          ----------------             ------

                                                              Value+
                                                   -          ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208    1,137,773,070              11.3%
                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $ 11,083,912,814             110.6%
                                                          ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   41,710,367 $  605,809,006   --    $   647,519,373
  Austria.....................             --     14,194,786   --         14,194,786
  Belgium.....................      4,236,232    122,970,952   --        127,207,184
  Canada......................    847,673,139             --   --        847,673,139
  Denmark.....................             --    143,350,002   --        143,350,002
  Finland.....................      2,202,162     74,900,822   --         77,102,984
  France......................      4,519,004    868,750,182   --        873,269,186
  Germany.....................     65,809,417    696,292,398   --        762,101,815
  Hong Kong...................             --    301,807,537   --        301,807,537
  Ireland.....................      6,015,287     20,106,494   --         26,121,781
  Israel......................        851,655     34,278,584   --         35,130,239
  Italy.......................     22,010,100    124,350,784   --        146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  The U.S. Large    The DFA
                                                                                    Cap Value    International
                                                                                     Series*     Value Series*
                                                                                  -------------- -------------
ASSETS:
Investments at Value (including $1,522,511 and $1,157,398 of securities on loan,
 respectively)...................................................................  $19,092,468    $ 9,946,140
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.........    1,241,986      1,137,773
Foreign Currencies at Value......................................................           --         15,194
Cash.............................................................................           --         12,303
Receivables:
  Investment Securities Sold.....................................................       33,393         14,241
  Dividends and Tax Reclaims.....................................................       19,016         38,821
  Securities Lending Income......................................................          503          1,830
Prepaid Expenses and Other Assets................................................           34             19
                                                                                   -----------    -----------
     Total Assets................................................................   20,387,400     11,166,321
                                                                                   -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...............................................    1,241,986      1,137,773
  Investment Securities Purchased................................................       29,995          7,672
  Due to Advisor.................................................................        1,575          1,624
  Line of Credit.................................................................        1,888             --
Unrealized Loss on Foreign Currency Contracts....................................           --             67
Accrued Expenses and Other Liabilities...........................................          753            558
                                                                                   -----------    -----------
     Total Liabilities...........................................................    1,276,197      1,147,694
                                                                                   -----------    -----------
NET ASSETS.......................................................................  $19,111,203    $10,018,627
                                                                                   ===========    ===========
Investments at Cost..............................................................  $12,431,879    $ 8,613,854
                                                                                   ===========    ===========
Foreign Currencies at Cost.......................................................  $        --    $    14,837
                                                                                   ===========    ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3 and $12,775, respectively).   $208,019     $156,645
  Interest..................................................................         20           --
  Income from Securities Lending............................................      2,096        4,292
                                                                               --------     --------
     Total Investment Income................................................    210,135      160,937
                                                                               --------     --------
Expenses
  Investment Advisory Services Fees.........................................      9,339        9,382
  Accounting & Transfer Agent Fees..........................................        473          243
  Custodian Fees............................................................         94          439
  Shareholders' Reports.....................................................         17           10
  Directors'/Trustees' Fees & Expenses......................................         69           35
  Professional Fees.........................................................        174           90
  Other.....................................................................         67           47
                                                                               --------     --------
     Total Expenses.........................................................     10,233       10,246
                                                                               --------     --------
  Fees Paid Indirectly (Note C).............................................         --           (9)
                                                                               --------     --------
  Net Expenses..............................................................     10,233       10,237
                                                                               --------     --------
  Net Investment Income (Loss)..............................................    199,902      150,700
                                                                               --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    507,551      148,593
    Futures.................................................................        (43)          --
    Foreign Currency Transactions...........................................         --       (4,540)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     (5,160)     275,751
    Translation of Foreign Currency Denominated Amounts.....................         --        1,045
                                                                               --------     --------
  Net Realized and Unrealized Gain (Loss)...................................    502,348      420,849
                                                                               --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............   $702,250     $571,549
                                                                               ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2015          2014        2015         2014
                                                               -----------  -----------  -----------  ----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   199,902  $   318,905  $   150,700  $  419,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     507,551      755,725      148,593     173,096
    Futures...................................................         (43)          --           --          --
    Foreign Currency Transactions.............................          --           --       (4,540)     (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................      (5,160)   1,319,300      275,751    (672,491)
    Translation of Foreign Currency Denominated Amounts.......          --           --        1,045      (1,379)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     702,250    2,393,930      571,549     (82,756)
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................     903,568    1,721,914      472,098   1,022,273
  Withdrawals.................................................    (871,297)    (578,150)    (368,686)   (387,981)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....      32,271    1,143,764      103,412     634,292
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................     734,521    3,537,694      674,961     551,536
Net Assets
  Beginning of Period.........................................  18,376,682   14,838,988    9,343,666   8,792,130
                                                               -----------  -----------  -----------  ----------
  End of Period............................................... $19,111,203  $18,376,682  $10,018,627  $9,343,666
                                                               ===========  ===========  ===========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The U.S. Large Cap Value Series
                                                   -----------------------------------------------------------------------------
                                                     Six Months        Year         Year         Year        Year        Year
                                                        Ended         Ended        Ended        Ended       Ended       Ended
                                                      April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2015           2014         2013         2012        2011        2010
----------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Total Return......................................        3.83%(C)       15.67%       35.68%       18.31%       5.69%      19.96%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets...........        0.11%(D)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................        0.11%(D)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net
 Assets...........................................        2.14%(D)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate...........................           8%(C)          15%          15%          10%         14%         28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                        The DFA International Value Series
                                                   ----------------------------------------------------------------------------
                                                     Six Months        Year        Year        Year         Year        Year
                                                        Ended         Ended       Ended       Ended        Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2015           2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Total Return......................................        5.89%(C)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets...........        0.22%(D)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................        0.22%(D)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net
 Assets...........................................        3.21%(D)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate...........................           9%(C)         17%          15%         14%          9%          20%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
                                                            ----------
         The DFA International Value Series................     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            The U.S. Large Cap Value Series................... $433
            The DFA International Value Series................  301

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       Purchases    Sales
    -                                                  ---------- ----------
    The U.S. Large Cap Value Series................... $1,876,981 $1,547,472
    The DFA International Value Series................  1,099,991    865,669

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net Unrealized
                                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                                      Cost     Appreciation Depreciation (Depreciation)
                                                   ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series................... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series................   9,766,477   1,937,162    (619,726)     1,317,436

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                               Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                               -------------------------------
                                                               Equity
                                               Total          Contracts
                                               -----          ---------
                  The U.S. Large Cap Value
                    Series*................... $(43)            $(43)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series......     0.87%         4,061         12          1         18,742

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $311,578 and $71,641 (in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each

Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

   At September Meeting, the Board also considered the approval of new sub-advisory agreements (the "Proposed Sub-Advisory Agreements") with Dimensional Fund Advisors Ltd. ("DFA London") and DFA Australia Limited ("DFA Australia") for the LWAS/DFA Two-Year Fixed Income Portfolio (the "Fixed Income Fund").

   At the September Meeting, the Board evaluated a variety of factors when considering the approval of each Proposed Sub-Advisory Agreement for the Fixed Income Fund, including: (i) the Advisor's rationale for recommending DFA Australia and DFA London to serve as sub-advisors to the Fixed Income Fund;
(ii) the nature, extent and quality of services to be provided by each Proposed Sub-Advisor to the Fixed Income Fund, including the resources of the Proposed Sub-Advisors to be dedicated to the Fixed Income Fund; (iii) the performance of each Proposed Sub-Advisor; (iv) the fees and expenses to be borne by the Fixed Income Fund; (v) the profitability to be realized by each Proposed Sub-Advisor from the relationship with the Fixed Income Fund; (vi) whether economies of scale will be realized by each Proposed Sub-Advisor with respect to the Fixed Income Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged; (vii) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (viii) any benefits to be derived by each Proposed Sub-Advisor from its relationship with the Fixed Income Fund.

   When considering the nature, extent and quality of the services to be provided by each Proposed Sub-Advisor to the Fixed Income Fund and the resources of the Proposed Sub-Advisors dedicated to the Fixed Income Fund, the Board reviewed: (a) the Advisor's rationale in proposing the Proposed Sub-Advisors, including the potential advantages to the Fixed Income Fund from the experience of the Proposed Sub-Advisors in their respective foreign markets; (b) the scope and depth of each Proposed Sub-Advisor's organization;
(c) the experience and expertise of each Proposed Sub-Advisor's investment professionals; and (d) each Proposed Sub-Advisor's investment advisory capabilities. The Board evaluated the Proposed Sub-Advisors' portfolio management and trading processes and discussed the unique experience of the Proposed Sub-Advisors' brokerage and trading capabilities. After analyzing the caliber of services proposed to be provided by each Proposed Sub-Advisor to the Fixed Income Fund, and the caliber of services provided by each Proposed Sub-Advisor to other investment portfolios presently sub-advised by the Proposed Sub-Advisors, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the Fixed Income Fund were consistent with the operational requirements of the Fixed Income Fund and met the needs of the shareholders of the Fixed Income Fund.

   The Board also noted that, as the Proposed Sub-Advisors had not yet commenced sub-advising the Fixed Income Fund, there was no investment performance for either the Fixed Income Fund or the Proposed Sub-Advisors in managing the Fixed Income Fund for the Board to evaluate. The Board, however, recalled each Proposed Sub-Advisor's historical performance in sub-advising other investment portfolios with similar mandates as the Fixed Income Fund and compared such performance to applicable market indices. The Board determined, among other things, that the historical performance of the Proposed Sub-Advisors with respect to other investment portfolios with similar mandates to the Fixed Income Fund was acceptable as compared with relevant market indices.

   When considering the fees and expenses to be borne by the Fixed Income Fund, and considering the reasonableness of the fees to be paid to each Proposed Sub-Advisor in light of the services to be provided to the Fixed Income Fund, the Board noted that the fees to be paid to the Proposed Sub-Advisors would be paid by the Advisor from the management fees received by the Advisor from the Fixed Income Fund. The Board further noted that the management fees and expenses of the Fixed Income Fund would not change as a result of the approval of the Proposed Sub-Advisors and the implementation of the Proposed Sub-Advisory Agreements. The Board then compared the fees to be paid to each Proposed Sub-Advisor by the Advisor to fees paid to the Proposed Sub-Advisors for services provided to other investment management companies with a similar mandate to the Fixed Income Fund. The Board also considered any additional benefits to be received by the Proposed Sub-Advisors in connection with providing such services. The Board concluded that the fees to be paid to each Proposed Sub-Advisor were reasonable in relation to the other fees charged by the Proposed Sub-Advisor, and that the sub-advisory fees were fair, both on an absolute basis and in comparison with the fees charged by each Proposed Sub-Advisor for its services to other investment portfolios.

   Furthermore, the Board noted that each Proposed Sub-Advisor could not report any financial results from its relationship with the Fixed Income Funds because the Proposed Sub-Advisors had not yet commenced sub-advising the Fixed Income Funds, and thus, the Board could not evaluate profitability. The Board then discussed whether economies of scale are realized by each Proposed Sub-Advisor with respect to the Fixed Income Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of fees charged were inapplicable to the Fixed Income Fund at the present time, due to the Advisor paying the fees of the Proposed Sub-Advisors and the fact that the Proposed Sub-Advisors had not begun to manage the Fixed Income Funds.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of each Proposed Sub-Advisory Agreement for the Fixed Income Fund was in the best interests of the Fixed Income Fund and its shareholders.

                                                               DFA043015-003S
 [LOGO]                                                              00147358

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Disclosure of Fund Expenses...........................................   2
  Disclosure of Portfolio Holdings......................................   4
  Schedules of Investments
     Global Equity Portfolio............................................   5
     Global Allocation 60/40 Portfolio..................................   6
     Global Allocation 25/75 Portfolio..................................   7
  Statements of Assets and Liabilities..................................   8
  Statements of Operations..............................................   9
  Statements of Changes in Net Assets...................................  10
  Financial Highlights..................................................  11
  Notes to Financial Statements.........................................  15
  Voting Proxies on Fund Portfolio Securities...........................  25
  Board Approval of Investment Advisory Agreements......................  26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
     EXPENSE TABLES
                                    Beginning  Ending                Expenses
                                     Account  Account    Annualized    Paid
                                      Value    Value      Expense     During
                                    11/01/14  04/30/15     Ratio*    Period*
                                    --------- ---------  ----------  --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,045.50     0.56%     $2.84
      Institutional Class Shares... $1,000.00 $1,046.60     0.30%     $1.52
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.02     0.56%     $2.81
      Institutional Class Shares... $1,000.00 $1,023.31     0.30%     $1.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,030.20    0.53%    $2.67
   Institutional Class Shares......... $1,000.00 $1,032.00    0.28%    $1.41
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.17    0.53%    $2.66
   Institutional Class Shares......... $1,000.00 $1,023.41    0.28%    $1.40

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,017.60    0.50%    $2.50
   Institutional Class Shares......... $1,000.00 $1,019.00    0.25%    $1.25
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.32    0.50%    $2.51
   Institutional Class Shares......... $1,000.00 $1,023.55    0.25%    $1.25

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                            Shares        Value+
                                                          ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 120,183,462 $2,146,476,631
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  84,035,773  1,073,136,824
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................  40,343,998    738,698,608
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  15,388,011    317,300,783
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc....................   2,308,595     74,613,780
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................                        953
                                                                      --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,040,878,185)...............................              4,350,227,579
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $4,536,561)......................................   4,536,561      4,536,561
                                                                      --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,045,414,746)...............................             $4,354,764,140
                                                                      ==============

Summary of the Global Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                       ---------------------------------------------
                                          Level 1     Level 2 Level 3     Total
                                       -------------- ------- ------- --------------
Affiliated Investment Companies....... $4,350,227,579   --      --    $4,350,227,579
Temporary Cash Investments............      4,536,561   --      --         4,536,561
                                       --------------   --      --    --------------
TOTAL................................. $4,354,764,140   --      --    $4,354,764,140
                                       ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 48,248,048 $  861,710,132
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 45,418,183    442,373,100
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 33,067,983    422,278,147
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 26,863,067    292,538,799
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 15,968,840    292,389,460
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 13,140,034    145,722,981
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 13,271,459    145,057,044
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  6,138,967    126,585,493
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  6,112,939     72,743,969
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  6,812,983     71,672,578
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    979,265     31,649,840
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,417,697,634)............................................             2,904,721,543
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $2,029,899)...................................................  2,029,899      2,029,899
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,419,727,533)............................................            $2,906,751,442
                                                                                  ==============

Summary of the Global Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                         ---------------------------------------------
                                            Level 1     Level 2 Level 3     Total
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $2,904,721,543   --      --    $2,904,721,543
Temporary Cash Investments..............      2,029,899   --      --         2,029,899
                                         --------------   --      --    --------------
TOTAL................................... $2,906,751,442   --      --    $2,906,751,442
                                         ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 21,343,839 $211,944,317
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 19,457,448  211,891,608
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  4,896,288   87,447,703
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  6,536,375   77,782,864
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,340,761   42,661,512
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,623,734   29,730,577
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  2,661,617   28,000,208
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    610,111   12,580,498
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................     99,061    3,201,648
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $636,178,806).............................................             705,240,935
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $611,568)....................................................    611,568      611,568
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $636,790,374).............................................            $705,852,503
                                                                                 ============

Summary of the Global Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                              -----------------------------------------
                                                Level 1    Level 2 Level 3    Total
                                              ------------ ------- ------- ------------
Affiliated Investment Companies.............. $705,240,935   --      --    $705,240,935
Temporary Cash Investments...................      611,568   --      --         611,568
                                              ------------   --      --    ------------
TOTAL........................................ $705,852,503   --      --    $705,852,503
                                              ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               Global          Global
                                                                             Global Equity   Allocation      Allocation
                                                                               Portfolio   60/40 Portfolio 25/75 Portfolio
                                                                             ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  4,350,228   $  2,904,722    $    705,241
Temporary Cash Investments at Value & Cost..................................        4,537          2,030             612
Receivables:
  Interest..................................................................            1             --              --
  Fund Shares Sold..........................................................        5,358          2,926             539
Prepaid Expenses and Other Assets...........................................           99             59              23
                                                                             ------------   ------------    ------------
     Total Assets...........................................................    4,360,223      2,909,737         706,415
                                                                             ------------   ------------    ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased.................................        3,787          1,530             361
  Fund Shares Redeemed......................................................        1,919          3,195           1,497
  Due to Advisor............................................................           49             57              19
Accrued Expenses and Other Liabilities......................................          165             93              30
                                                                             ------------   ------------    ------------
     Total Liabilities......................................................        5,920          4,875           1,907
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  4,354,303   $  2,904,862    $    704,508
                                                                             ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $45,583; $4,763 and $458 and
 shares outstanding of 2,356,252; 291,962 and 35,525, respectively.......... $      19.35   $      16.31    $      12.90
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000    300,000,000     300,000,000
                                                                             ============   ============    ============
Institutional Class Shares -- based on net assets of $4,308,720; $2,900,099 and $704,050 and shares outstanding of 224,519,219; 179,243,500 and
 54,726,328, respectively................................................... $      19.19   $      16.18    $      12.86
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000    500,000,000     300,000,000
                                                                             ============   ============    ============
Investments in Affiliated Investment Companies at Cost...................... $  3,040,878   $  2,417,698    $    636,179
                                                                             ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  3,230,246   $  2,445,896    $    645,817
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................       (4,379)        (3,438)         (6,146)
Accumulated Net Realized Gain (Loss)........................................     (180,914)       (24,620)         (4,225)
Net Unrealized Appreciation (Depreciation)..................................    1,309,350        487,024          69,062
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  4,354,303   $  2,904,862    $    704,508
                                                                             ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  Global     Global
                                                                                                Allocation Allocation
                                                                                  Global Equity   60/40      25/75
                                                                                   Portfolio*   Portfolio  Portfolio
                                                                                  ------------- ---------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies
    Income Distributions.........................................................   $ 32,461     $30,085    $ 7,107
                                                                                    --------     -------    -------
     Total Investment Income Received from Affiliated Investment Companies.......     32,461      30,085      7,107
                                                                                    --------     -------    -------
Fund Investment Income
  Interest.......................................................................          2           1         --
                                                                                    --------     -------    -------
Fund Expenses
  Administrative Services Fees...................................................      6,030       3,440        699
  Accounting & Transfer Agent Fees...............................................         16          12          7
  Custodian Fees.................................................................         --           1         --
  Shareholder Servicing Fees -- Class R2 Shares..................................         20           5          1
  Filing Fees....................................................................         61          38         17
  Shareholders' Reports..........................................................         68          39          9
  Directors'/Trustees' Fees & Expenses...........................................         15          10          3
  Professional Fees..............................................................         12           9          4
  Other..........................................................................         40          28         10
                                                                                    --------     -------    -------
     Total Expenses..............................................................      6,262       3,582        750
                                                                                    --------     -------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
   by Advisor (Note C)...........................................................     (5,873)     (3,154)      (588)
                                                                                    --------     -------    -------
  Net Expenses...................................................................        389         428        162
                                                                                    --------     -------    -------
  Net Investment Income (Loss)...................................................     32,074      29,658      6,945
                                                                                    --------     -------    -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies.......     15,304       7,822      1,385
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold..................................      1,110      (5,859)    (1,295)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.......................................    141,127      57,577      6,490
                                                                                    --------     -------    -------
  Net Realized and Unrealized Gain (Loss)........................................    157,541      59,540      6,580
                                                                                    --------     -------    -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................   $189,615     $89,198    $13,525
                                                                                    ========     =======    =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                       Global Allocation 60/40 Global Allocation 25/75
                                               Global Equity Portfolio        Portfolio             Portfolio
                                               ----------------------  ----------------------  ----------------------
                                               Six Months     Year     Six Months     Year     Six Months     Year
                                                 Ended       Ended       Ended       Ended       Ended       Ended
                                               April 30,    Oct. 31,   April 30,    Oct. 31,   April 30,    Oct. 31,
                                                  2015        2014        2015        2014        2015        2014
                                               ----------  ----------  ----------  ----------  ----------   --------
                                               (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   32,074  $   65,170  $   29,658  $   36,785  $   6,945    $  8,374
  Capital Gain Distributions Received from
   Affiliated Investment Companies............     15,304      16,780       7,822       8,355      1,385       1,259
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares
     Sold.....................................      1,110         163      (5,859)       (664)    (1,295)        223
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares..............    141,127     205,232      57,577      73,888      6,490       9,670
                                               ----------  ----------  ----------  ----------  ---------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    189,615     287,345      89,198     118,364     13,525      19,526
                                               ----------  ----------  ----------  ----------  ---------    --------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................        (97)       (134)        (43)       (199)        (7)        (22)
    Institutional Class Shares................    (36,792)    (65,182)    (34,315)    (37,372)   (13,381)     (8,678)
  Net Short-Term Gains:
    Institutional Class Shares................         --          --          --          --       (306)         --
  Net Long-Term Gains:
    Class R2 Shares...........................         --          --          --          --         (1)         (5)
    Institutional Class Shares................         --          --          --          --     (1,076)     (1,337)
                                               ----------  ----------  ----------  ----------  ---------    --------
     Total Distributions......................    (36,889)    (65,316)    (34,358)    (37,571)   (14,771)    (10,042)
                                               ----------  ----------  ----------  ----------  ---------    --------
Capital Share Transactions:
  Shares Issued...............................    699,429   1,098,107     507,169   1,108,243    137,583     193,473
  Shares Issued in Lieu of Cash
   Distributions..............................     36,493      64,467      33,529      36,470     14,742      10,025
  Shares Redeemed.............................   (366,741)   (576,635)   (310,450)   (467,643)  (120,129)    (98,751)
                                               ----------  ----------  ----------  ----------  ---------    --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    369,181     585,939     230,248     677,070     32,196     104,747
                                               ----------  ----------  ----------  ----------  ---------    --------
     Total Increase (Decrease) in Net
      Assets..................................    521,907     807,968     285,088     757,863     30,950     114,231
Net Assets
  Beginning of Period.........................  3,832,396   3,024,428   2,619,774   1,861,911    673,558     559,327
                                               ----------  ----------  ----------  ----------  ---------    --------
  End of Period............................... $4,354,303  $3,832,396  $2,904,862  $2,619,774  $ 704,508    $673,558
                                               ==========  ==========  ==========  ==========  =========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   (4,379) $      436  $   (3,438) $    1,262  $  (6,146)   $    297

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                                    Global Equity Portfolio
                                                                   ---------------------------------------------------------
                                                                   Six Months      Year     Year     Year     Year     Year
                                                                      Ended       Ended    Ended    Ended    Ended    Ended
                                                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                      2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................   $ 18.66     $ 17.44   $13.78   $12.67   $12.71   $10.82
                                                                     -------     -------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.09        0.28     0.27     0.24     0.22     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)......      0.75        1.24     3.67     1.10    (0.04)    1.91
                                                                     -------     -------   ------   ------   ------   ------
   Total from Investment Operations...............................      0.84        1.52     3.94     1.34     0.18     2.06
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.15)      (0.30)   (0.28)   (0.23)   (0.22)   (0.17)
  Net Realized Gains..............................................        --          --       --       --       --       --
                                                                     -------     -------   ------   ------   ------   ------
   Total Distributions............................................     (0.15)      (0.30)   (0.28)   (0.23)   (0.22)   (0.17)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................   $ 19.35     $ 18.66   $17.44   $13.78   $12.67   $12.71
================================================================== ===========   ======== ======== ======== ======== ========
Total Return......................................................      4.55%(C)    8.73%   28.87%   10.78%    1.34%   19.21%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................   $45,583     $10,109   $5,517   $4,055   $4,294   $3,483
Ratio of Expenses to Average Net Assets (B).......................      0.56%(D)    0.56%    0.57%    0.60%    0.60%    0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.85%(D)    0.85%    0.87%    0.90%    0.90%    0.89%
Ratio of Net Investment Income to Average Net Assets..............      0.94%(D)    1.54%    1.76%    1.85%    1.61%    1.32%
------------------------------------------------------------------------------------------------------------------------------

                                                                               Global Allocation 60/40 Portfolio
                                                                   --------------------------------------------------------
                                                                   Six Months     Year     Year     Year     Year     Year
                                                                      Ended      Ended    Ended    Ended    Ended    Ended
                                                                    April 30,   Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                      2015        2014     2013     2012     2011     2010
----------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................   $16.01      $15.32  $ 13.40  $ 12.66   $12.51   $11.13
                                                                     ------      ------  -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.14        0.22     0.24     0.21     0.23     0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)......     0.34        0.67     1.93     0.78     0.16     1.37
                                                                     ------      ------  -------  -------   ------   ------
   Total from Investment Operations...............................     0.48        0.89     2.17     0.99     0.39     1.54
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.18)      (0.20)   (0.25)   (0.25)   (0.23)   (0.16)
  Net Realized Gains..............................................       --          --       --       --    (0.01)      --
                                                                     ------      ------  -------  -------   ------   ------
   Total Distributions............................................    (0.18)      (0.20)   (0.25)   (0.25)   (0.24)   (0.16)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................   $16.31      $16.01  $ 15.32  $ 13.40   $12.66   $12.51
================================================================== ===========  ======== ======== ======== ======== ========
Total Return......................................................     3.02%(C)    5.85%   16.35%    8.05%    3.13%   14.01%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................   $4,763      $3,259  $14,140  $11,403   $3,353   $3,748
Ratio of Expenses to Average Net Assets (B).......................     0.53%(D)    0.54%    0.54%    0.56%    0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................     0.76%(D)    0.77%    0.77%    0.79%    0.81%    0.81%
Ratio of Net Investment Income to Average Net Assets..............     1.73%(D)    1.42%    1.71%    1.60%    1.76%    1.44%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares


                                                                              Global Allocation 25/75 Portfolio
                                                                  --------------------------------------------------------
                                                                  Six Months     Year     Year     Year     Year     Year
                                                                     Ended      Ended    Ended    Ended    Ended    Ended
                                                                   April 30,   Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                     2015        2014     2013     2012     2011     2010
---------------------------------------------------------------------------------------------------------------------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................   $12.93      $12.75   $12.16   $11.78   $11.65   $10.95
                                                                    ------      ------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................     0.09        0.14     0.16     0.14     0.16     0.22
 Net Gains (Losses) on Securities (Realized and Unrealized)......     0.14        0.20     0.58     0.43     0.15     0.72
                                                                    ------      ------   ------   ------   ------   ------
   Total from Investment Operations..............................     0.23        0.34     0.74     0.57     0.31     0.94
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................    (0.23)      (0.13)   (0.15)   (0.18)   (0.16)   (0.24)
 Net Realized Gains..............................................    (0.03)      (0.03)      --    (0.01)   (0.02)      --
                                                                    ------      ------   ------   ------   ------   ------
   Total Distributions...........................................    (0.26)      (0.16)   (0.15)   (0.19)   (0.18)   (0.24)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $12.90      $12.93   $12.75   $12.16   $11.78   $11.65
================================================================  ===========  ======== ======== ======== ======== ========
Total Return.....................................................     1.76%(C)    2.69%    6.15%    4.86%    2.71%    8.70%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $  458      $  183   $2,215   $2,449   $  408   $  418
Ratio of Expenses to Average Net Assets (B)......................     0.50%(D)    0.52%    0.53%    0.59%    0.77%    0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B).......................................     0.67%(D)    0.69%    0.70%    0.76%    0.94%    0.78%
Ratio of Net Investment Income to Average Net Assets.............     1.33%(D)    1.09%    1.28%    1.14%    1.35%    1.93%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares


                                                                       Global Equity Portfolio
                                              -------------------------------------------------------------------------
                                               Six Months       Year        Year        Year        Year        Year
                                                  Ended        Ended       Ended       Ended       Ended       Ended
                                                April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                  2015          2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period......... $    18.51     $    17.30  $    13.67  $    12.58  $    12.62  $    10.74
                                              ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............       0.15           0.34        0.31        0.27        0.25        0.17
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       0.70           1.21        3.63        1.09       (0.04)       1.91
                                              ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........       0.85           1.55        3.94        1.36        0.21        2.08
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................      (0.17)         (0.34)      (0.31)      (0.27)      (0.25)      (0.20)
 Net Realized Gains..........................         --             --          --          --          --          --
                                              ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................      (0.17)         (0.34)      (0.31)      (0.27)      (0.25)      (0.20)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............... $    19.19     $    18.51  $    17.30  $    13.67  $    12.58  $    12.62
============================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return.................................       4.66%(C)       9.03%      29.19%      11.00%       1.62%      19.58%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........ $4,308,720     $3,822,287  $3,018,911  $2,143,950  $1,813,296  $1,628,464
Ratio of Expenses to Average Net Assets (B)..       0.30%(D)       0.31%       0.31%       0.33%       0.33%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)...................       0.59%(D)       0.60%       0.61%       0.63%       0.63%       0.63%
Ratio of Net Investment Income to Average
 Net Assets..................................       1.60%(D)       1.87%       2.02%       2.05%       1.90%       1.50%
-------------------------------------------------------------------------------------------------------------------------

                                                                 Global Allocation 60/40 Portfolio
                                              -----------------------------------------------------------------------
                                               Six Months       Year        Year        Year        Year       Year
                                                  Ended        Ended       Ended       Ended       Ended      Ended
                                                April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                  2015          2014        2013        2012        2011       2010
----------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period......... $    15.88     $    15.24  $    13.33  $    12.59  $    12.45  $  11.08
                                              ----------     ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............       0.17           0.27        0.27        0.28        0.26      0.19
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       0.33           0.65        1.92        0.75        0.16      1.37
                                              ----------     ----------  ----------  ----------  ----------  --------
   Total from Investment Operations..........       0.50           0.92        2.19        1.03        0.42      1.56
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................      (0.20)         (0.28)      (0.28)      (0.29)      (0.27)    (0.19)
 Net Realized Gains..........................         --             --          --          --       (0.01)       --
                                              ----------     ----------  ----------  ----------  ----------  --------
   Total Distributions.......................      (0.20)         (0.28)      (0.28)      (0.29)      (0.28)    (0.19)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............... $    16.18     $    15.88  $    15.24  $    13.33  $    12.59  $  12.45
============================================  ===========    ==========  ==========  ==========  ==========  ========
Total Return.................................       3.20%(C)       6.08%      16.65%       8.37%       3.34%    14.27%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........ $2,900,099     $2,616,515  $1,847,771  $1,363,322  $1,129,945  $932,866
Ratio of Expenses to Average Net Assets (B)..       0.28%(D)       0.29%       0.29%       0.30%       0.31%     0.31%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)...................       0.51%(D)       0.52%       0.52%       0.53%       0.54%     0.54%
Ratio of Net Investment Income to Average
 Net Assets..................................       2.16%(D)       1.70%       1.93%       2.18%       2.03%     1.64%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares


                                                                  Global Allocation 25/75 Portfolio
                                                   --------------------------------------------------------------
                                                   Six Months      Year      Year      Year      Year      Year
                                                      Ended       Ended     Ended     Ended     Ended     Ended
                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                      2015         2014      2013      2012      2011      2010
------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  12.89     $  12.69  $  12.11  $  11.73  $  11.60  $  10.90
                                                    --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.13         0.17      0.18      0.20      0.21      0.24
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.11         0.24      0.59      0.41      0.16      0.74
                                                    --------     --------  --------  --------  --------  --------
   Total from Investment Operations...............      0.24         0.41      0.77      0.61      0.37      0.98
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.24)       (0.18)    (0.19)    (0.22)    (0.22)    (0.28)
 Net Realized Gains...............................     (0.03)       (0.03)       --     (0.01)    (0.02)       --
                                                    --------     --------  --------  --------  --------  --------
   Total Distributions............................     (0.27)       (0.21)    (0.19)    (0.23)    (0.24)    (0.28)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.86     $  12.89  $  12.69  $  12.11  $  11.73  $  11.60
=================================================  ===========   ========  ========  ========  ========  ========
Total Return......................................      1.90%(C)     3.30%     6.38%     5.22%     3.23%     9.17%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $704,050     $673,375  $557,112  $417,679  $300,213  $232,241
Ratio of Expenses to Average Net Assets (B).......      0.25%(D)     0.27%     0.27%     0.28%     0.28%     0.29%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.42%(D)     0.44%     0.44%     0.45%     0.45%     0.46%
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.99%(D)     1.36%     1.47%     1.71%     1.83%     2.19%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                Global Funds (Percentage of Ownership at April 30, 2015)
                                              ------------------------------------------------------------
                                              Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                    Portfolio          Portfolio               Portfolio
------------                                  ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...........        6%                 2%                     --*
U.S. Core Equity 2 Portfolio (IDG)...........       15%                 6%                      1%
DFA Real Estate Securities Portfolio (IDG)...        1%                --*                     --*
International Core Equity Portfolio (IDG)....        8%                 3%                     --*
Emerging Markets Core Equity Portfolio
  (IDG)......................................        2%                 1%                     --*
DFA Two-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                N/A                       4%
DFA Selectively Hedged Global Fixed Income
  Portfolio (IDG)............................      N/A                 39%                    N/A
DFA Five-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio
  (IDG)......................................      N/A                  2%                      3%
DFA Short-Term Extended Quality Portfolio
  (IDG)......................................      N/A                  7%                      5%
DFA Intermediate-Term Extended Quality
  Portfolio (IDG)............................      N/A                  6%                    N/A
The Canadian Small Company Series (ITC)......       --*               N/A                     N/A
DFA World ex U.S. Government Fixed Income
  Portfolio (IDG)............................      N/A                 15%                      6%

   N/A -- Global Fund does not have any ownership in Master Fund.

   *Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds (except the Global Equity Portfolio's investment in The Canadian Small Company Series) are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Global Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Master Funds. The Advisor provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the six months ended April 30, 2015, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has contractually agreed to waive its administration fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fees paid by a class of each of the Global Funds and management fees paid by each Global Fund's Master Funds to the Advisor to the expense limitations listed below. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver Agreement will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended
April 30, 2015, the Global Funds had the expense limitations listed below based on a percentage of average net assets on an annualized basis.

   At any time that the rate of the fees and annualized expenses of a class of a Global Fund are less than the rates listed below for the Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' annualized expense ratios to exceed the expense limitations listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Global Funds, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                            Previously
                                                             Recovery      Waived Fees/
                                                           of Previously     Expenses
                                                           Waived Fees/       Assumed
                                              Expense        Expenses    Subject to Future
Institutional Class Shares               Limitation Amount    Assumed        Recovery
--------------------------               ----------------- ------------- -----------------
Global Equity Portfolio.................       0.27%            --            $26,615
Global Allocation 60/40 Portfolio.......       0.25%            --             13,335
Global Allocation 25/75 Portfolio.......       0.22%            --              2,772

Class R2 Shares
---------------
Global Equity Portfolio.................       0.27%            --                 69
Global Allocation 60/40 Portfolio.......       0.25%            --                 79
Global Allocation 25/75 Portfolio.......       0.22%            --                 10

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                         Expense
                                                         Limits
                -                                        -------
                Global Equity Portfolio.................  0.44%
                Global Allocation 60/40 Portfolio.......  0.41%
                Global Allocation 25/75 Portfolio.......  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                           Expense
                                                           Limits
             -                                             -------
             Global Equity Portfolio......................  0.69%
             Global Allocation 60/40 Portfolio............  0.66%
             Global Allocation 25/75 Portfolio............  0.62%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Global Equity Portfolio...................... $80
               Global Allocation 60/40 Portfolio............  48
               Global Allocation 25/75 Portfolio............  13

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                          Global Equity Portfolio
                                 -------------------------------------------------------------------------
                                 Balance at Balance at                                    Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases  Sales   Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- -------- --------------- ----------------
  U.S. Core Equity 2
    Portfolio................... $1,818,265 $2,146,477 $283,839  $ 12,200     $15,469         $12,582
  International Core Equity
    Portfolio...................  1,026,352  1,073,137   93,953   103,473       8,232              --
  U.S. Core Equity 1
    Portfolio...................    606,197    738,699  116,029     5,756       5,528           2,722
  Emerging Markets Core
    Equity Portfolio............    321,057    317,301   35,611    46,969       1,917              --
  DFA Real Estate Securities
    Portfolio...................     61,618     74,614   19,271     5,803       1,315              --
                                 ---------- ---------- --------  --------     -------         -------
  Total......................... $3,833,489 $4,350,228 $548,703  $174,201     $32,461         $15,304
                                 ========== ========== ========  ========     =======         =======


                                                     Global Allocation 60/40 Portfolio
                                 -------------------------------------------------------------------------
                                 Balance at Balance at                                    Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases  Sales   Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- -------- --------------- ----------------
 U.S. Core Equity 2
   Portfolio.................... $  735,736 $  861,710 $103,302  $    961     $ 6,442          $5,256
 DFA Selectively Hedged
   Global Fixed Income
   Portfolio....................    380,848    442,373   76,420     5,023       6,250              --
 International Core Equity
   Portfolio....................    409,850    422,278   56,961    68,026       3,422              --
 DFA Short-Term Extended
   Quality Portfolio............    254,589    292,539   39,983     2,877       2,321             158
 U.S. Core Equity 1 Portfolio...    249,695    292,389   36,482     3,211       2,270           1,140
 DFA Five-Year Global Fixed
   Income Portfolio.............    127,078    145,723   19,085       881       1,682             234
 DFA Intermediate-Term
   Extended Quality
   Portfolio....................    127,076    145,057   19,081     2,808       2,098             562
 Emerging Markets Core
   Equity Portfolio.............    129,105    126,586   16,706    22,307         796              --
 DFA Inflation-Protected
   Securities Portfolio.........     63,548     72,744    8,843       630          --             155
 DFA World ex U.S.
   Government Fixed Income
   Portfolio....................     63,590     71,673   10,204       408       4,244             317
 DFA Real Estate Securities
   Portfolio....................     24,992     31,650    6,961        --         560              --
                                 ---------- ---------- --------  --------     -------          ------
 Total.......................... $2,566,107 $2,904,722 $394,028  $107,132     $30,085          $7,822
                                 ========== ========== ========  ========     =======          ======

                                                     Global Allocation 25/75 Portfolio
                                 -------------------------------------------------------------------------
                                 Balance at Balance at                                    Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases  Sales   Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- -------- --------------- ----------------
 DFA Two-Year Global Fixed
   Income Portfolio............. $  200,814 $  211,944 $ 26,908  $ 13,903     $ 2,102          $  267
 DFA Short-Term Extended
   Quality Portfolio............    200,324    211,892   24,844    13,912       1,780             123
 U.S. Core Equity 2 Portfolio...     80,373     87,448    8,402     3,929         696             563
 DFA Inflation-Protected
   Securities Portfolio.........     73,719     77,783    9,058     6,036          --             177
 International Core Equity
   Portfolio....................     45,359     42,661    5,752    10,653         362              --
 U.S. Core Equity 1 Portfolio...     27,893     29,731    4,187     3,344         244             123
 DFA World ex U.S.
   Government Fixed Income
   Portfolio....................     27,004     28,000    3,818     2,116       1,776             132
 Emerging Markets Core
   Equity Portfolio.............     13,773     12,580    2,412     3,897          84              --
 DFA Real Estate Securities
   Portfolio....................      2,848      3,202      614       263          63              --
                                 ---------- ---------- --------  --------     -------          ------
 Total.......................... $  672,107 $  705,241 $ 85,995  $ 58,053     $ 7,107          $1,385
                                 ========== ========== ========  ========     =======          ======

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to passive foreign investment companies, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                            Increase       Increase
                                                           (Decrease)     (Decrease)
                                            Increase     Undistributed   Accumulated
                                           (Decrease)    Net Investment  Net Realized
                                         Paid-In Capital     Income     Gains (Losses)
                                         --------------- -------------- --------------
Global Equity Portfolio.................      $ (3)           $643          $(640)
Global Allocation 60/40 Portfolio.......        --             867           (867)
Global Allocation 25/75 Portfolio.......       242             (20)          (222)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    Global Equity Portfolio
    2013..............................    $51,351            --     $51,351
    2014..............................     65,316            --      65,316
    Global Allocation 60/40 Portfolio
    2013..............................     30,627            --      30,627
    2014..............................     37,571            --      37,571
    Global Allocation 25/75 Portfolio
    2013..............................      6,897            --       6,897
    2014..............................      8,701        $1,342      10,043

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           Net Investment
                                               Income
                                           and Short-Term   Long-Term
                                           Capital Gains  Capital Gains Total
                                           -------------- ------------- -----
  Global Allocation 25/75 Portfolio.......      $59            $8        $67

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    Undistributed                                              Total Net
                                    Net Investment                                           Distributable
                                      Income and   Undistributed                Unrealized     Earnings
                                      Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                    Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                    -------------- ------------- ------------ -------------- -------------
Global Equity Portfolio............     $  508            --       $(75,442)    $1,046,337     $971,403
Global Allocation 60/40 Portfolio..      1,306            --        (13,123)       415,987      404,170
Global Allocation 25/75 Portfolio..        615        $1,076             --         58,258       59,949

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Global Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                              ----------------------------
                                               2017    2018   2019  Total
                                              ------- ------- ---- -------
     Global Equity Portfolio................. $63,879 $10,998 $565 $75,442
     Global Allocation 60/40 Portfolio.......  12,141     983   --  13,124
     Global Allocation 25/75 Portfolio.......      --      --   --      --

   During the year ended October 31, 2014, the Global Funds utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Global Equity Portfolio................. $16,751
                Global Allocation 60/40 Portfolio.......   8,153

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Global Equity Portfolio................. $3,167,301   $1,187,464          --     $1,187,464
Global Allocation 60/40 Portfolio.......  2,433,188      488,036    $(14,472)       473,564
Global Allocation 25/75 Portfolio.......    641,105       68,290      (3,542)        64,748

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                       Six Months              Year
                                                          Ended               Ended
                                                        April 30,            Oct. 31,
                                                          2015                 2014
                                                   ------------------  -------------------
                                                       (Unaudited)
                                                     Amount    Shares    Amount     Shares
                                                   ---------  -------  ----------  -------
Global Equity Portfolio
Class R2 Shares
  Shares Issued................................... $  36,018    1,873  $    7,745      428
  Shares Issued in Lieu of Cash Distributions.....        97        5         134        7
  Shares Redeemed.................................    (1,202)     (64)     (3,974)    (209)
                                                   ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $  34,913    1,814  $    3,905      226
                                                   =========  =======  ==========  =======
Institutional Class Shares
  Shares Issued................................... $ 663,411   35,566  $1,090,362   59,996
  Shares Issued in Lieu of Cash Distributions.....    36,396    2,008      64,333    3,519
  Shares Redeemed.................................  (365,539) (19,597)   (572,661) (31,443)
                                                   ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class
  Shares.......................................... $ 334,268   17,977  $  582,034   32,072
                                                   =========  =======  ==========  =======

Global Allocation 60/40 Portfolio
Class R2 Shares
  Shares Issued................................... $   1,662      104  $    2,681      172
  Shares Issued in Lieu of Cash Distributions.....        43        3         199       13
  Shares Redeemed.................................      (298)     (19)    (14,709)    (904)
                                                   ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $   1,407       88  $  (11,829)    (719)
                                                   =========  =======  ==========  =======
Institutional Class Shares
  Shares Issued................................... $ 505,507   31,810  $1,105,562   70,150
  Shares Issued in Lieu of Cash Distributions.....    33,486    2,161      36,271    2,321
  Shares Redeemed.................................  (310,152) (19,477)   (452,934) (28,951)
                                                   ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class
  Shares.......................................... $ 228,841   14,494  $  688,899   43,520
                                                   =========  =======  ==========  =======

Global Allocation 25/75 Portfolio
Class R2 Shares
   Shares Issued.................................. $     378       30  $      106        8
   Shares Issued in Lieu of Cash Distributions....         8        1          27        2
   Shares Redeemed................................      (111)      (9)     (2,220)    (170)
                                                   ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $     275       22  $   (2,087)    (160)
                                                   =========  =======  ==========  =======
Institutional Class Shares
   Shares Issued.................................. $ 137,205   10,689  $  193,367   15,099
   Shares Issued in Lieu of Cash Distributions....    14,734    1,162       9,998      786
   Shares Redeemed................................  (120,018)  (9,367)    (96,531)  (7,544)
                                                   ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class
  Shares.......................................... $  31,921    2,484  $  106,834    8,341
                                                   =========  =======  ==========  =======

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio............     0.88%        $3,084         12        $  1      $  10,124
Global Allocation 60/40 Portfolio..     0.88%         1,823         32           1         11,075
Global Allocation 25/75 Portfolio..     0.88%         1,713         50           2         13,775

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Global Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Global Funds under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Global Funds had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             Approximate
                                                            Percentage of
                                                Number of    Outstanding
                                               Shareholders    Shares
      -                                        ------------ -------------
      Global Equity Portfolio -- Class R2
        Shares................................      2             91%
      Global Equity Portfolio --
        Institutional Class Shares............      3             77%
      Global Allocation 60/40 Portfolio --
        Class R2 Shares.......................      3             98%
      Global Allocation 60/40 Portfolio --
        Institutional Class Shares............      4             82%
      Global Allocation 25/75 Portfolio --
        Class R2 Shares.......................      3            100%
      Global Allocation 25/75 Portfolio --
        Institutional Class Shares............      4             90%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") (The existing investment advisory/management agreements are referred to as the "Current Advisory Agreements").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Current Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Morningstar Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the administrative fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid the Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts.

Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements, contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. An Updated Investment Management Agreement will replace the Current Advisory Agreement and administration agreement for each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Fund is equal to the aggregate rate charged under each Fund's Current Advisory Agreement and administration agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-025S
 [LOGO]                                                              00147366

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         U.S. Large Cap Value Portfolio II..............................   5
         DFA International Value Portfolio II...........................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  10
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  15
     Disclosure of Portfolio Holdings...................................  16
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  17
         The DFA International Value Series.............................  20
     Statements of Assets and Liabilities...............................  24
     Statements of Operations...........................................  25
     Statements of Changes in Net Assets................................  26
     Financial Highlights...............................................  27
     Notes to Financial Statements......................................  28
  Voting Proxies on Fund Portfolio Securities...........................  36
  Board Approval of Investment Advisory Agreements......................  37

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  U.S. Large Cap Value Portfolio II**
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $1,038.50    0.15%    $0.76
  Hypothetical 5% Annual Return....... $1,000.00 $1,024.05    0.15%    $0.75

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio II**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,059.10    0.27%    $1.38
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for this Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                                   Affiliated Investment Company
                                                   -----------------------------
U.S. Large Cap Value Portfolio II.................             100.0%
DFA International Value Portfolio II..............             100.0%

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $171,602,196
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $99,474,347)........................................... $171,602,196
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $119,448,121
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $102,816,460).......................................... $119,448,121
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                  U.S. Large Cap   DFA International
                                                                                Value Portfolio II Value Portfolio II
                                                                                ------------------ ------------------
ASSETS:
Investments in Affiliated Investment Company at Value..........................    $    171,602       $    119,448
Receivables:
  Fund Shares Sold.............................................................             100                 30
Prepaid Expenses and Other Assets..............................................               8                  8
                                                                                   ------------       ------------
     Total Assets..............................................................         171,710            119,486
                                                                                   ------------       ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.........................................................               1                  1
  Due to Advisor...............................................................               1                  1
Accrued Expenses and Other Liabilities.........................................              15                 15
                                                                                   ------------       ------------
     Total Liabilities.........................................................              17                 17
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    171,693       $    119,469
                                                                                   ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      10,420,679         21,441,897
                                                                                   ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      16.48       $       5.57
                                                                                   ============       ============
Investments in Affiliated Investment Company at Cost...........................    $     99,474       $    102,816
                                                                                   ------------       ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    105,062       $     99,798
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................             458              1,208
Accumulated Net Realized Gain (Loss)...........................................          (5,955)             1,826
Net Unrealized Foreign Exchange Gain (Loss)....................................              --                  5
Net Unrealized Appreciation (Depreciation).....................................          72,128             16,632
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    171,693       $    119,469
                                                                                   ============       ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000        300,000,000
                                                                                   ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                              U.S. Large Cap     DFA International
                                                                            Value Portfolio II* Value Portfolio II*
                                                                            ------------------- -------------------
Investment Income
 Dividends (Net of Taxes Withheld of $0 and $145, respectively)............       $1,925              $1,783
 Income from Securities Lending............................................           19                  49
 Expenses Allocated from Affiliated Investment Company.....................          (94)               (116)
                                                                                  ------              ------
     Total Investment Income...............................................        1,850               1,716
                                                                                  ------              ------
Expenses
 Administrative Services Fees..............................................            9                   5
 Accounting & Transfer Agent Fees..........................................            3                   3
 Filing Fees...............................................................           11                  10
 Shareholders' Reports.....................................................            5                   4
 Directors'/Trustees' Fees & Expenses......................................            1                  --
 Audit Fees................................................................            1                   1
 Other.....................................................................            3                   2
                                                                                  ------              ------
     Total Expenses........................................................           33                  25
                                                                                  ------              ------
 Net Investment Income (Loss)..............................................        1,817               1,691
                                                                                  ------              ------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold..............................................        5,590               1,913
   Futures.................................................................            1                  --
   Foreign Currency Transactions...........................................           --                 (50)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................         (900)              2,691
   Translation of Foreign Currency Denominated Amounts.....................           --                  13
                                                                                  ------              ------
 Net Realized and Unrealized Gain (Loss)...................................        4,691               4,567
                                                                                  ------              ------
Net Increase (Decrease) in Net Assets Resulting from Operations............       $6,508              $6,258
                                                                                  ======              ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        U.S. Large Cap       DFA International
                                                                      Value Portfolio II    Value Portfolio II
                                                                     --------------------  --------------------
                                                                     Six Months    Year    Six Months    Year
                                                                        Ended     Ended       Ended     Ended
                                                                      April 30,  Oct. 31,   April 30,  Oct. 31,
                                                                        2015       2014       2015       2014
                                                                     ----------- --------  ----------- --------
                                                                     (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................  $  1,817   $  3,137   $  1,691   $  5,219
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     5,590      8,415      1,913      2,258
    Futures.........................................................         1         --         --         --
    Foreign Currency Transactions...................................        --         --        (50)       (21)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................      (900)    12,436      2,691     (8,265)
    Futures.........................................................        --         --         --          1
    Translation of Foreign Currency Denominated Amounts.............        --         --         13        (17)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................     6,508     23,988      6,258       (825)
                                                                      --------   --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (1,818)    (3,073)      (870)    (5,165)
  Net Short-Term Gains..............................................        --         --        (46)      (229)
  Net Long-Term Gains...............................................        --         --     (2,119)    (4,912)
                                                                      --------   --------   --------   --------
     Total Distributions............................................    (1,818)    (3,073)    (3,035)   (10,306)
                                                                      --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................     5,833     17,261     11,111     11,873
  Shares Issued in Lieu of Cash Distributions.......................     1,818      3,073      3,035     10,306
  Shares Redeemed...................................................   (14,751)   (22,855)    (7,959)   (14,220)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    (7,100)    (2,521)     6,187      7,959
                                                                      --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    (2,410)    18,394      9,410     (3,172)
Net Assets
  Beginning of Period...............................................   174,103    155,709    110,059    113,231
                                                                      --------   --------   --------   --------
  End of Period.....................................................  $171,693   $174,103   $119,469   $110,059
                                                                      ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................       360      1,126      2,066      2,056
  Shares Issued in Lieu of Cash Distributions.......................       116        200        612      1,819
  Shares Redeemed...................................................      (909)    (1,493)    (1,525)    (2,490)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........      (433)      (167)     1,153      1,385
                                                                      ========   ========   ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................  $    458   $    459   $  1,208   $    387

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       U.S. Large Cap Value Portfolio II
                                                        --------------------------------------------------------------
                                                        Six Months      Year      Year      Year      Year      Year
                                                           Ended       Ended     Ended     Ended     Ended     Ended
                                                         April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                           2015         2014      2013      2012      2011      2010
------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................  $  16.04     $  14.13  $  10.62  $   9.18  $   8.84  $   7.52
                                                         --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................      0.17         0.28      0.24      0.21      0.17      0.16
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................      0.44         1.91      3.51      1.43      0.34      1.32
                                                         --------     --------  --------  --------  --------  --------
   Total from Investment Operations....................      0.61         2.19      3.75      1.64      0.51      1.48
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................     (0.17)       (0.28)    (0.24)    (0.20)    (0.17)    (0.16)
 Net Realized Gains....................................        --           --        --        --        --        --
                                                         --------     --------  --------  --------  --------  --------
   Total Distributions.................................     (0.17)       (0.28)    (0.24)    (0.20)    (0.17)    (0.16)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.........................  $  16.48     $  16.04  $  14.13  $  10.62  $   9.18  $   8.84
======================================================  ===========   ========  ========  ========  ========  ========
Total Return...........................................      3.85%(C)    15.59%    35.70%    18.14%     5.69%    19.87%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................  $171,693     $174,103  $155,709  $115,791  $107,533  $112,601
Ratio of Expenses to Average Net Assets (B)............      0.15%(D)     0.16%     0.17%     0.17%     0.18%     0.18%
Ratio of Net Investment Income to Average Net
 Assets (B)............................................      2.11%(D)     1.86%     1.93%     2.10%     1.72%     1.95%
------------------------------------------------------------------------------------------------------------------------

                                                                      DFA International Value Portfolio II
                                                        ---------------------------------------------------------------
                                                        Six Months       Year      Year      Year      Year      Year
                                                           Ended        Ended     Ended     Ended     Ended     Ended
                                                         April 30,     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                           2015          2014      2013      2012      2011      2010
------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................  $   5.42     $   5.99   $   5.21  $  5.55  $   6.62   $   6.18
                                                         --------     --------   --------  -------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................      0.08         0.26       0.17     0.19      0.22       0.15
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................      0.22        (0.30)      1.17    (0.06)    (0.70)      0.50
                                                         --------     --------   --------  -------  --------   --------
   Total from Investment Operations....................      0.30        (0.04)      1.34     0.13     (0.48)      0.65
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................     (0.04)       (0.26)     (0.18)   (0.19)    (0.22)     (0.16)
 Net Realized Gains....................................     (0.11)       (0.27)     (0.38)   (0.28)    (0.37)     (0.05)
                                                         --------     --------   --------  -------  --------   --------
   Total Distributions.................................     (0.15)       (0.53)     (0.56)   (0.47)    (0.59)     (0.21)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.........................  $   5.57     $   5.42   $   5.99  $  5.21  $   5.55   $   6.62
======================================================  ===========   ========   ========  ======== ========   ========
Total Return...........................................      5.91%(C)    (0.87)%    28.01%    3.27%    (8.13)%    11.03%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................  $119,469     $110,059   $113,231  $94,269  $108,262   $136,065
Ratio of Expenses to Average Net Assets (B)............      0.27%(D)     0.28%      0.29%    0.30%     0.29%      0.29%
Ratio of Net Investment Income to Average Net
 Assets (B)............................................      3.16%(D)     4.47%      3.08%    3.69%     3.42%      2.49%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2015, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned less than 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the six months ended April 30, 2015, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  U.S. Large Cap Value Portfolio II....... $5
                  DFA International Value Portfolio II....  6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      Increase       Increase
                                                                     (Decrease)     (Decrease)
                                                      Increase     Undistributed   Accumulated
                                                     (Decrease)    Net Investment  Net Realized
                                                   Paid-In Capital     Income     Gains (Losses)
                                                   --------------- -------------- --------------
U.S. Large Cap Value Portfolio II.................       --              --              --
DFA International Value Portfolio II..............       --             $69            $(69)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains  Total
                                                   -------------- ------------- -------
U.S. Large Cap Value Portfolio II
2013..............................................     $2,613            --     $ 2,613
2014..............................................      3,073            --       3,073
DFA International Value Portfolio II
2013..............................................      3,374        $6,754      10,128
2014..............................................      5,394         4,912      10,306

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         Undistributed                                              Total Net
                                         Net Investment                                           Distributable
                                           Income and   Undistributed                Unrealized     Earnings
                                           Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                         Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                         -------------- ------------- ------------ -------------- -------------
U.S. Large Cap Value Portfolio II.......      $467             --       $(11,543)     $73,025        $61,949
DFA International Value Portfolio II....       587         $2,120             --       13,746         16,453

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                             Expires on October 31,
                                             ----------------------
                                                      2017           Total
                                             ---------------------- -------
    U.S. Large Cap Value Portfolio II.......        $11,543         $11,543
    DFA International Value Portfolio II....             --              --

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                U.S. Large Cap Value Portfolio II....... $8,415

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                         Federal   Unrealized   Unrealized   Appreciation
                                         Tax Cost Appreciation Depreciation (Depreciation)
                                         -------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II....... $ 99,477   $72,125         --         $72,125
DFA International Value Portfolio II....  103,003    16,445         --          16,445

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2015.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2015, both Portfolios each had two shareholders that held 100% of their outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return                  $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return       $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return                  $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return       $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   5.7%
Energy.......................................  17.9%
Financials...................................  20.7%
Health Care..................................  11.5%
Industrials..................................  12.9%
Information Technology.......................   9.7%
Materials....................................   3.8%
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.5%
Utilities....................................   0.4%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   3.9%
Energy.......................................  13.4%
Financials...................................  35.6%
Health Care..................................   2.5%
Industrials..................................   9.4%
Information Technology.......................   2.9%
Materials....................................  12.4%
Telecommunication Services...................   4.4%
Utilities....................................   2.7%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                               ------       ------     ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A...................  9,482,510 $  547,709,778            2.9%
#   Comcast Corp. Special Class A...........  3,105,444    178,842,520            0.9%
#   Ford Motor Co........................... 10,847,219    171,386,060            0.9%
    General Motors Co.......................  4,177,298    146,456,068            0.8%
    Time Warner Cable, Inc..................  1,876,119    291,774,027            1.5%
    Time Warner, Inc........................  4,397,226    371,169,847            1.9%
    Other Securities........................               760,878,419            4.0%
                                                        --------------           -----
Total Consumer Discretionary................             2,468,216,719           12.9%
                                                        --------------           -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co...............  2,748,548    134,349,026            0.7%
    CVS Health Corp.........................  4,790,425    475,641,298            2.5%
    Mondelez International, Inc. Class A....  4,399,456    168,807,127            0.9%
    Other Securities........................               317,415,718            1.6%
                                                        --------------           -----
Total Consumer Staples......................             1,096,213,169            5.7%
                                                        --------------           -----
Energy -- (16.8%)
    Anadarko Petroleum Corp.................  2,605,027    245,133,041            1.3%
    Apache Corp.............................  1,732,984    118,536,106            0.6%
    Baker Hughes, Inc.......................  1,938,026    132,677,260            0.7%
    Chevron Corp............................  5,878,293    652,843,221            3.4%
    ConocoPhillips..........................  6,333,402    430,164,664            2.2%
    Devon Energy Corp.......................  1,695,428    115,645,144            0.6%
    Exxon Mobil Corp........................  5,368,279    469,026,536            2.4%
    Marathon Petroleum Corp.................  1,339,624    132,046,738            0.7%
    Occidental Petroleum Corp...............  2,221,423    177,935,982            0.9%
    Phillips 66.............................  1,670,790    132,510,355            0.7%
    Valero Energy Corp......................  2,806,975    159,716,877            0.8%
    Other Securities........................               644,777,263            3.5%
                                                        --------------           -----
Total Energy................................             3,411,013,187           17.8%
                                                        --------------           -----
Financials -- (19.5%)
    American International Group, Inc.......  2,903,721    163,450,455            0.9%
    Bank of America Corp.................... 15,546,531    247,656,239            1.3%
    Bank of New York Mellon Corp. (The).....  2,970,420    125,767,583            0.7%
    Capital One Financial Corp..............  2,044,209    165,274,298            0.9%
    Citigroup, Inc..........................  4,980,715    265,571,724            1.4%
#   CME Group, Inc..........................  1,222,099    111,101,020            0.6%
    Goldman Sachs Group, Inc. (The).........  1,243,356    244,219,985            1.3%
    JPMorgan Chase & Co..................... 10,421,544    659,266,873            3.4%
    MetLife, Inc............................  2,189,692    112,309,303            0.6%
    Morgan Stanley..........................  3,805,140    141,969,773            0.7%
    Wells Fargo & Co........................  4,175,882    230,091,098            1.2%
    Other Securities........................             1,489,067,659            7.7%
                                                        --------------           -----
Total Financials............................             3,955,746,010           20.7%
                                                        --------------           -----
Health Care -- (10.8%)
    Aetna, Inc..............................  2,009,110    214,713,586            1.1%
    Anthem, Inc.............................  1,674,297    252,701,646            1.3%
*   Boston Scientific Corp..................  6,573,232    117,134,994            0.6%
#*  Express Scripts Holding Co..............  2,947,224    254,640,154            1.3%
    Humana, Inc.............................    707,042    117,086,155            0.6%
#   Pfizer, Inc............................. 19,796,068    671,680,587            3.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
Health Care -- (Continued)
       Thermo Fisher Scientific, Inc...   1,315,969 $   165,390,984            0.9%
       Other Securities................                 400,048,103            2.2%
                                                    ---------------          ------
Total Health Care......................               2,193,396,209           11.5%
                                                    ---------------          ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618     194,258,684            1.0%
       FedEx Corp......................     843,839     143,089,779            0.8%
       General Electric Co.............  28,575,994     773,837,918            4.1%
#      Norfolk Southern Corp...........   1,611,307     162,500,311            0.9%
       Northrop Grumman Corp...........   1,364,645     210,209,916            1.1%
#      Southwest Airlines Co...........   3,905,821     158,420,100            0.8%
       Union Pacific Corp..............   1,765,010     187,497,012            1.0%
       Other Securities................                 630,374,695            3.2%
                                                    ---------------          ------
Total Industrials......................               2,460,188,415           12.9%
                                                    ---------------          ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314     355,540,613            1.9%
       EMC Corp........................   4,399,598     118,393,182            0.6%
       Hewlett-Packard Co..............   9,619,949     317,169,719            1.7%
       Intel Corp......................   8,749,317     284,790,268            1.5%
       Other Securities................                 770,628,639            4.0%
                                                    ---------------          ------
Total Information Technology...........               1,846,522,421            9.7%
                                                    ---------------          ------
Materials -- (3.6%)
       Other Securities................                 729,423,962            3.8%
                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                   3,010,581            0.0%
                                                    ---------------          ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229     715,081,453            3.7%
       Other Securities................                 144,466,196            0.8%
                                                    ---------------          ------
Total Telecommunication Services.......                 859,547,649            4.5%
                                                    ---------------          ------
Utilities -- (0.3%)
       Other Securities................                  68,980,718            0.4%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              19,092,259,040           99.9%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                     208,566            0.0%
                                                    ---------------          ------

SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414   1,241,986,437            6.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $13,673,864,902)................             $20,334,454,043          106.4%
                                                    ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                         ------------------------------------------------------
                                             Level 1        Level 2     Level 3      Total
                                         --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary................. $ 2,468,216,719             --   --    $ 2,468,216,719
 Consumer Staples.......................   1,096,213,169             --   --      1,096,213,169
 Energy.................................   3,411,013,187             --   --      3,411,013,187
 Financials.............................   3,955,746,010             --   --      3,955,746,010
 Health Care............................   2,193,396,209             --   --      2,193,396,209
 Industrials............................   2,460,188,415             --   --      2,460,188,415
 Information Technology.................   1,846,522,421             --   --      1,846,522,421
 Materials..............................     729,423,962             --   --        729,423,962
 Real Estate Investment Trusts..........       3,010,581             --   --          3,010,581
 Telecommunication Services.............     859,547,649             --   --        859,547,649
 Utilities..............................      68,980,718             --   --         68,980,718
Rights/Warrants.........................              -- $      208,566   --            208,566
Securities Lending Collateral...........              --  1,241,986,437   --      1,241,986,437
                                         --------------- --------------   --    ---------------
TOTAL................................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                         =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd......................... 1,166,354 $ 71,465,422            0.7%
    National Australia Bank, Ltd................. 2,095,885   60,687,121            0.6%
    Wesfarmers, Ltd.............................. 2,171,552   74,851,884            0.8%
    Other Securities.............................            440,514,946            4.4%
                                                            ------------            ----
TOTAL AUSTRALIA..................................            647,519,373            6.5%
                                                            ------------            ----

AUSTRIA -- (0.1%)
    Other Securities.............................             14,194,786            0.1%
                                                            ------------            ----

BELGIUM -- (1.2%)
    Other Securities.............................            127,207,184            1.3%
                                                            ------------            ----

CANADA -- (7.7%)
    Bank of Montreal.............................   860,326   56,179,288            0.6%
    Canadian Natural Resources, Ltd.............. 1,849,320   61,449,846            0.6%
#   Manulife Financial Corp...................... 3,287,435   59,835,949            0.6%
    Suncor Energy, Inc........................... 3,750,370  122,131,817            1.2%
    Other Securities.............................            548,076,239            5.5%
                                                            ------------            ----
TOTAL CANADA.....................................            847,673,139            8.5%
                                                            ------------            ----

DENMARK -- (1.3%)
    Other Securities.............................            143,350,002            1.4%
                                                            ------------            ----

FINLAND -- (0.7%)
    Other Securities.............................             77,102,984            0.8%
                                                            ------------            ----

FRANCE -- (7.9%)
#   AXA SA....................................... 4,004,754  101,263,553            1.0%
    BNP Paribas SA............................... 1,173,096   74,082,501            0.7%
    Cie de Saint-Gobain.......................... 1,565,233   71,135,279            0.7%
#   GDF Suez..................................... 3,247,971   66,084,477            0.7%
    Orange SA.................................... 3,989,277   65,708,630            0.7%
#   Renault SA...................................   759,515   79,914,398            0.8%
    Societe Generale SA.......................... 1,435,323   71,758,485            0.7%
    Other Securities.............................            343,321,863            3.4%
                                                            ------------            ----
TOTAL FRANCE.....................................            873,269,186            8.7%
                                                            ------------            ----

GERMANY -- (6.9%)
#   Allianz SE...................................   768,935  130,883,988            1.3%
    Bayerische Motoren Werke AG..................   829,743   97,880,295            1.0%
    Daimler AG................................... 2,214,556  212,922,187            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG   273,971   53,478,460            0.5%
    Other Securities.............................            266,936,885            2.7%
                                                            ------------            ----
TOTAL GERMANY....................................            762,101,815            7.6%
                                                            ------------            ----

HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd....................... 5,076,000   74,495,202            0.7%
    Other Securities.............................            227,312,335            2.3%
                                                            ------------            ----
TOTAL HONG KONG..................................            301,807,537            3.0%
                                                            ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------

IRELAND -- (0.2%)
    Other Securities.............................            $   26,121,781            0.3%
                                                             --------------           -----

ISRAEL -- (0.3%)
    Other Securities.............................                35,130,239            0.4%
                                                             --------------           -----

ITALY -- (1.3%)
    UniCredit SpA................................  6,940,290     49,818,281            0.5%
    Other Securities.............................                96,542,603            1.0%
                                                             --------------           -----
TOTAL ITALY......................................               146,360,884            1.5%
                                                             --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd.........................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc.......... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc.................. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp........... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd........................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc..............................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc.........  2,728,500    119,138,825            1.2%
    Other Securities.............................             1,581,800,898           15.8%
                                                             --------------           -----
TOTAL JAPAN......................................             2,210,760,199           22.1%
                                                             --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV.................................  6,479,202     99,400,933            1.0%
    Other Securities.............................               194,499,001            1.9%
                                                             --------------           -----
TOTAL NETHERLANDS................................               293,899,934            2.9%
                                                             --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.............................                10,828,730            0.1%
                                                             --------------           -----

NORWAY -- (0.6%)
    Other Securities.............................                69,461,065            0.7%
                                                             --------------           -----

PORTUGAL -- (0.0%)
    Other Securities.............................                 4,432,720            0.0%
                                                             --------------           -----

SINGAPORE -- (1.1%)
    Other Securities.............................               120,212,021            1.2%
                                                             --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA................................. 14,302,198     95,728,713            0.9%
    Other Securities.............................               154,532,682            1.6%
                                                             --------------           -----
TOTAL SPAIN......................................               250,261,395            2.5%
                                                             --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B.............  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B......  4,879,427     53,365,201            0.5%
    Other Securities.............................               205,131,159            2.0%
                                                             --------------           -----
TOTAL SWEDEN.....................................               315,011,789            3.1%
                                                             --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd.....................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA..................    591,731     52,742,706            0.5%
    Holcim, Ltd..................................    887,877     71,323,585            0.7%
    Novartis AG..................................  1,236,600    126,222,379            1.3%
    Swiss Re AG..................................  1,037,390     92,024,136            0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                 Percentage
                                                      Shares       Value++     of Net Assets**
                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG.................................  2,463,478 $    49,213,708            0.5%
      Zurich Insurance Group AG....................    333,311     102,877,494            1.0%
      Other Securities.............................                280,890,571            2.8%
                                                               ---------------          ------
TOTAL SWITZERLAND..................................                852,132,912            8.5%
                                                               ---------------          ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C.........................  3,418,604      57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR................  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR......................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C.......................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR...........  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C................... 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)........  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206)......    812,214      51,518,734            0.5%
      Standard Chartered P.L.C.....................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C......................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR..........  2,686,108      94,551,011            0.9%
      Other Securities.............................                365,006,280            3.6%
                                                               ---------------          ------
TOTAL UNITED KINGDOM...............................              1,738,119,220           17.3%
                                                               ---------------          ------
TOTAL COMMON STOCKS................................              9,866,958,895           98.5%
                                                               ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG................................    213,701      55,016,390            0.6%
      Other Securities.............................                 23,508,685            0.2%
                                                               ---------------          ------
TOTAL GERMANY......................................                 78,525,075            0.8%
                                                               ---------------          ------
TOTAL PREFERRED STOCKS.............................                 78,525,075            0.8%
                                                               ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities.............................                    655,774            0.0%
                                                               ---------------          ------
TOTAL RIGHTS/WARRANTS..............................                    655,774            0.0%
                                                               ---------------          ------

                                                                   Value+
                                                                   ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund............... 98,338,208   1,137,773,070           11.3%
                                                               ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,751,627,190)............................             $11,083,912,814          110.6%
                                                               ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               Investments in Securities (Market Value)
                                         -----------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                         -------------- -------------- ------- ---------------
Common Stocks
 Australia.............................. $   41,710,367 $  605,809,006   --    $   647,519,373
 Austria................................             --     14,194,786   --         14,194,786
 Belgium................................      4,236,232    122,970,952   --        127,207,184
 Canada.................................    847,673,139             --   --        847,673,139
 Denmark................................             --    143,350,002   --        143,350,002
 Finland................................      2,202,162     74,900,822   --         77,102,984
 France.................................      4,519,004    868,750,182   --        873,269,186
 Germany................................     65,809,417    696,292,398   --        762,101,815
 Hong Kong..............................             --    301,807,537   --        301,807,537
 Ireland................................      6,015,287     20,106,494   --         26,121,781
 Israel.................................        851,655     34,278,584   --         35,130,239
 Italy..................................     22,010,100    124,350,784   --        146,360,884
 Japan..................................     74,705,620  2,136,054,579   --      2,210,760,199
 Netherlands............................     28,799,869    265,100,065   --        293,899,934
 New Zealand............................             --     10,828,730   --         10,828,730
 Norway.................................     15,808,360     53,652,705   --         69,461,065
 Portugal...............................             --      4,432,720   --          4,432,720
 Singapore..............................             --    120,212,021   --        120,212,021
 Spain..................................      5,718,148    244,543,247   --        250,261,395
 Sweden.................................      9,733,859    305,277,930   --        315,011,789
 Switzerland............................     62,334,340    789,798,572   --        852,132,912
 United Kingdom.........................    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
 Germany................................             --     78,525,075   --         78,525,075
Rights/Warrants
 Spain..................................             --        655,774   --            655,774
Securities Lending Collateral...........             --  1,137,773,070   --      1,137,773,070
                                         -------------- --------------   --    ---------------
TOTAL................................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                                         ============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  The U.S. Large Cap The DFA International
                                                                                    Value Series*        Value Series*
                                                                                  ------------------ ---------------------
ASSETS:
Investments at Value (including $1,522,511 and $1,157,398 of securities on loan,
 respectively)...................................................................    $19,092,468          $ 9,946,140
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.........      1,241,986            1,137,773
Foreign Currencies at Value......................................................             --               15,194
Cash.............................................................................             --               12,303
Receivables:
  Investment Securities Sold.....................................................         33,393               14,241
  Dividends and Tax Reclaims.....................................................         19,016               38,821
  Securities Lending Income......................................................            503                1,830
Prepaid Expenses and Other Assets................................................             34                   19
                                                                                     -----------          -----------
     Total Assets................................................................     20,387,400           11,166,321
                                                                                     -----------          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...............................................      1,241,986            1,137,773
  Investment Securities Purchased................................................         29,995                7,672
  Due to Advisor.................................................................          1,575                1,624
  Line of Credit.................................................................          1,888                   --
Unrealized Loss on Foreign Currency Contracts....................................             --                   67
Accrued Expenses and Other Liabilities...........................................            753                  558
                                                                                     -----------          -----------
     Total Liabilities...........................................................      1,276,197            1,147,694
                                                                                     -----------          -----------
NET ASSETS.......................................................................    $19,111,203          $10,018,627
                                                                                     ===========          ===========
Investments at Cost..............................................................    $12,431,879          $ 8,613,854
                                                                                     ===========          ===========
Foreign Currencies at Cost.......................................................    $        --          $    14,837
                                                                                     ===========          ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                   The U.S. Large Cap The DFA International
                                                      Value Series        Value Series
                                                   ------------------ ---------------------
Investment Income
 Dividends (Net of Taxes Withheld of $3 and
   $12,775, respectively).........................      $208,039            $156,645
 Income from Securities Lending...................         2,096               4,292
                                                        --------            --------
     Total Investment Income......................       210,135             160,937
                                                        --------            --------
Expenses
 Investment Advisory Services Fees................         9,339               9,382
 Accounting & Transfer Agent Fees.................           473                 243
 Custodian Fees...................................            94                 439
 Shareholders' Reports............................            17                  10
 Directors'/Trustees' Fees & Expenses.............            69                  35
 Professional Fees................................           174                  90
 Other............................................            67                  47
                                                        --------            --------
     Total Expenses...............................        10,233              10,246
                                                        --------            --------
 Fees Paid Indirectly (Note C)....................            --                  (9)
                                                        --------            --------
 Net Expenses.....................................        10,233              10,237
                                                        --------            --------
 Net Investment Income (Loss).....................       199,902             150,700
                                                        --------            --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold.....................       507,551             148,593
   Futures........................................           (43)                 --
   Foreign Currency Transactions..................            --              (4,540)
 Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.....        (5,160)            275,751
   Translation of Foreign Currency Denominated
     Amounts......................................            --               1,045
                                                        --------            --------
 Net Realized and Unrealized Gain (Loss)..........       502,348             420,849
                                                        --------            --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..................................      $702,250            $571,549
                                                        ========            ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  The U.S. Large Cap      The DFA International
                                                                     Value Series              Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2015          2014        2015         2014
                                                               -----------  -----------  -----------  ----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   199,902  $   318,905  $   150,700  $  419,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     507,551      755,725      148,593     173,096
    Futures...................................................         (43)          --           --          --
    Foreign Currency Transactions.............................          --           --       (4,540)     (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................      (5,160)   1,319,300      275,751    (672,491)
    Translation of Foreign Currency Denominated Amounts.......          --           --        1,045      (1,379)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     702,250    2,393,930      571,549     (82,756)
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................     903,568    1,721,914      472,098   1,022,273
  Withdrawals.................................................    (871,297)    (578,150)    (368,686)   (387,981)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....      32,271    1,143,764      103,412     634,292
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................     734,521    3,537,694      674,961     551,536
Net Assets
  Beginning of Period.........................................  18,376,682   14,838,988    9,343,666   8,792,130
                                                               -----------  -----------  -----------  ----------
  End of Period............................................... $19,111,203  $18,376,682  $10,018,627  $9,343,666
                                                               ===========  ===========  ===========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The U.S. Large Cap Value Series+
                                               -----------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year        Year        Year
                                                    Ended         Ended        Ended        Ended       Ended       Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                    2015           2014         2013         2012        2011        2010
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Total Return..................................        3.83%(C)       15.67%       35.68%       18.31%       5.69%      19.96%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets.......        0.11%(D)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net
 Assets.......................................        2.14%(D)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate.......................           8%(C)          15%          15%          10%         14%         28%
-----------------------------------------------------------------------------------------------------------------------------

                                                                    The DFA International Value Series+
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year        Year        Year         Year        Year
                                                    Ended         Ended       Ended       Ended        Ended       Ended
                                                  April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                    2015           2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Total Return..................................        5.89%(C)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets.......        0.22%(D)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............        0.22%(D)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net
 Assets.......................................        3.21%(D)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate.......................           9%(C)         17%          15%         14%          9%          20%
----------------------------------------------------------------------------------------------------------------------------

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $433
                 The DFA International Value Series......  301

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,876,981 $1,547,472
         The DFA International Value Series......  1,099,991    865,669

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                       Federal     Unrealized   Unrealized   Appreciation
                                       Tax Cost   Appreciation Depreciation (Depreciation)
                                      ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series...... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series...   9,766,477   1,937,162    (619,726)     1,317,436

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts                 Net Realized Gain (Loss) on:
                                    Futures

                                                   Realized Gain (Loss) on
                                                   Derivatives Recognized in Income
                                                   -------------------------------
                                                                   Equity
                                                   Total          Contracts
                                                   -----          ---------
             The U.S. Large Cap Value Series*..... $(43)            $(43)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series......     0.87%         4,061         12          1         18,742

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $311,578 and $71,641 (in thousands), respectively. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each

Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Master Fund is equal to the rate charged under each Master Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-009S
 [LOGO]                                                              00147361

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         DFA International Value Portfolio III..........................   5
         U.S. Large Cap Value Portfolio III.............................   5
         Tax-Managed U.S. Marketwide Value Portfolio II.................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  11
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  17
     Disclosure of Portfolio Holdings...................................  19
     Summary Schedules of Portfolio Holdings
         The DFA International Value Series.............................  20
         The U.S. Large Cap Value Series................................  24
         The Tax-Managed U.S. Marketwide Value Series...................  27
     Statements of Assets and Liabilities...............................  30
     Statements of Operations...........................................  31
     Statements of Changes in Net Assets................................  32
     Financial Highlights...............................................  33
     Notes to Financial Statements......................................  34
  Voting Proxies on Fund Portfolio Securities...........................  42
  Board Approval of Investment Advisory Agreements......................  43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
DFA International Value Portfolio III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,058.80    0.24%    $1.23
Hypothetical 5% Annual Return........... $1,000.00 $1,023.60    0.24%    $1.20

U.S. Large Cap Value Portfolio III**
------------------------------------
Actual Fund Return...................... $1,000.00 $1,038.40    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  Beginning  Ending              Expenses
                                                   Account  Account   Annualized   Paid
                                                    Value    Value     Expense    During
                                                  11/01/14  04/30/15    Ratio*   Period*
                                                  --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $1,042.80    0.22%    $1.11
Hypothetical 5% Annual Return.................... $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                                 Affiliated Investment Company
                                                 -----------------------------
 DFA International Value Portfolio III..........             100.0%
 U.S. Large Cap Value Portfolio III.............             100.0%
 Tax-Managed U.S. Marketwide Value Portfolio II.             100.0%

                           SCHEDULES OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $2,050,080,958
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,793,319,479)........................................ $2,050,080,958
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $3,046,644,590
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,823,553,262)........................................ $3,046,644,590
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $1,532,339,745
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $799,842,550).......................................... $1,532,339,745
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                       Tax-Managed
                                                                           DFA                            U.S.
                                                                      International  U.S. Large Cap    Marketwide
                                                                     Value Portfolio Value Portfolio Value Portfolio
                                                                           III             III             II
                                                                     --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............  $  2,050,081    $  3,046,645    $  1,532,340
Receivables:
  Fund Shares Sold..................................................           620           1,425             272
Prepaid Expenses and Other Assets...................................            53              42              38
                                                                      ------------    ------------    ------------
     Total Assets...................................................     2,050,754       3,048,112       1,532,650
                                                                      ------------    ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................         1,066           2,001             408
  Due to Advisor....................................................            17              25              --
Accrued Expenses and Other Liabilities..............................            76             112              58
                                                                      ------------    ------------    ------------
     Total Liabilities..............................................         1,159           2,138             466
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  2,049,595    $  3,045,974    $  1,532,184
                                                                      ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   122,139,715     123,061,739      60,878,108
                                                                      ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................  $      16.78    $      24.75    $      25.17
                                                                      ============    ============    ============
Investments in Affiliated Investment Company at Cost................  $  1,793,319    $  1,823,553    $    799,843
                                                                      ------------    ------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  1,746,223    $  1,722,641    $    793,701
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................        20,785           5,655           3,135
Accumulated Net Realized Gain (Loss)................................        25,762          94,586           2,851
Net Unrealized Foreign Exchange Gain (Loss).........................            63              --              --
Net Unrealized Appreciation (Depreciation)..........................       256,762       1,223,092         732,497
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  2,049,595    $  3,045,974    $  1,532,184
                                                                      ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000     700,000,000     500,000,000
                                                                      ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                       Tax-Managed
                                                                             DFA                          U.S.
                                                                        International    U.S. Large    Marketwide
                                                                            Value        Cap Value        Value
                                                                        Portfolio III* Portfolio III* Portfolio II*
                                                                        -------------- -------------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $2,563, $1 and $0, respectively).    $ 31,347       $ 33,121       $14,584
  Interest.............................................................          --              3             2
  Income from Securities Lending.......................................         861            333           185
  Expenses Allocated from Affiliated Investment Company................      (2,037)        (1,628)       (1,565)
                                                                           --------       --------       -------
     Total Investment Income...........................................      30,171         31,829        13,206
                                                                           --------       --------       -------
Expenses
  Administrative Services Fees.........................................          93            149            --
  Accounting & Transfer Agent Fees.....................................           8             12             7
  Filing Fees..........................................................          31             29            25
  Shareholders' Reports................................................          26             29            13
  Directors'/Trustees' Fees & Expenses.................................           7             11             6
  Audit Fees...........................................................           3              3             4
  Legal Fees...........................................................           2              3             1
  Other................................................................          24             36            18
                                                                           --------       --------       -------
     Total Expenses....................................................         194            272            74
                                                                           --------       --------       -------
  Net Investment Income (Loss).........................................      29,977         31,557        13,132
                                                                           --------       --------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................      27,288         94,605         2,920
    Futures............................................................          --             21            --
    Foreign Currency Transactions......................................        (911)            --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................      59,595        (15,879)       46,979
    Futures............................................................          --             (4)           --
    Translation of Foreign Currency Denominated Amounts................         208             --            --
                                                                           --------       --------       -------
  Net Realized and Unrealized Gain (Loss)..............................      86,180         78,743        49,899
                                                                           --------       --------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $116,157       $110,300       $63,031
                                                                           ========       ========       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              Tax-Managed U.S.
                                           DFA International Value  U.S. Large Cap Value   Marketwide Value Portfolio
                                                Portfolio III           Portfolio III                II
                                           ----------------------  ----------------------  -------------------------
                                           Six Months     Year     Six Months     Year     Six Months       Year
                                             Ended       Ended       Ended       Ended       Ended         Ended
                                           April 30,    Oct. 31,   April 30,    Oct. 31,   April 30,      Oct. 31,
                                              2015        2014        2015        2014        2015          2014
                                           ----------  ----------  ----------  ----------  ----------    ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   29,977  $   81,160  $   31,557  $   53,866  $   13,132    $   22,410
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     27,288      31,471      94,605     142,469       2,920         5,427
    Futures...............................         --          --          21          --          --            --
    Foreign Currency Transactions.........       (911)       (361)         --          --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     59,595    (127,231)    (15,879)    213,753      46,979       166,346
    Futures...............................         --          21          (4)         --          --            --
    Translation of Foreign Currency
     Denominated Amounts..................        208        (270)         --          --          --            --
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    116,157     (15,210)    110,300     410,088      63,031       194,183
                                           ----------  ----------  ----------  ----------   ----------   ----------
Distributions From:
  Net Investment Income...................    (14,359)    (78,498)    (31,474)    (51,559)    (12,958)      (21,654)
  Net Short-Term Gains....................       (883)     (2,906)     (2,186)         --          --            --
  Net Long-Term Gains.....................    (28,949)    (66,638)   (133,797)    (55,581)     (3,972)           --
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Total Distributions..................    (44,191)   (148,042)   (167,457)   (107,140)    (16,930)      (21,654)
                                           ----------  ----------  ----------  ----------   ----------   ----------
Capital Share Transactions (1):
  Shares Issued...........................    251,020     388,316     243,266     426,736      59,390       135,977
  Shares Issued in Lieu of Cash
   Distributions..........................     34,077     117,516     133,870      87,873      16,825        21,540
  Shares Redeemed.........................   (144,123)   (231,775)   (266,624)   (473,049)    (70,689)     (129,153)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    140,974     274,057     110,512      41,560       5,526        28,364
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Total Increase (Decrease) in Net
      Assets..............................    212,940     110,805      53,355     344,508      51,627       200,893
Net Assets
  Beginning of Period.....................  1,836,655   1,725,850   2,992,619   2,648,111   1,480,557     1,279,664
                                           ----------  ----------  ----------  ----------   ----------   ----------
  End of Period........................... $2,049,595  $1,836,655  $3,045,974  $2,992,619  $1,532,184    $1,480,557
                                           ==========  ==========  ==========  ==========   ==========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     16,075      22,761       9,936      17,676       2,410         5,875
  Shares Issued in Lieu of Cash
   Distributions..........................      2,277       6,911       5,770       3,750         705           921
  Shares Redeemed.........................     (9,153)    (13,446)    (10,912)    (19,567)     (2,875)       (5,589)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      9,199      16,226       4,794       1,859         240         1,207
                                           ==========  ==========  ==========  ==========   ==========   ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $   20,785  $    5,167  $    5,655  $    5,572  $    3,135    $    2,961

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA International Value Portfolio III
                                     ---------------------------------------------------------------------------  --------------
                                      Six Months        Year        Year        Year         Year        Year      Six Months
                                         Ended         Ended       Ended       Ended        Ended       Ended         Ended
                                       April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,     April 30,
                                         2015           2014        2013        2012         2011        2010         2015
---------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    16.26     $    17.84   $    14.69  $    14.81  $    16.66   $    15.41  $    25.30
                                     ----------     ----------   ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.25           0.78         0.50        0.53        0.58         0.39        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.66          (0.88)        3.48       (0.12)      (1.87)        1.25        0.61
                                     ----------     ----------   ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       0.91          (0.10)        3.98        0.41       (1.29)        1.64        0.87
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)         (0.76)       (0.51)      (0.48)      (0.56)       (0.39)      (0.26)
  Net Realized Gains................      (0.26)         (0.72)       (0.32)      (0.05)         --           --       (1.16)
                                     ----------     ----------   ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (0.39)         (1.48)       (0.83)      (0.53)      (0.56)       (0.39)      (1.42)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    16.78     $    16.26   $    17.84  $    14.69  $    14.81   $    16.66  $    24.75
===================================  ===========    ==========   ==========  ==========  ==========   ==========  ===========
Total Return........................       5.88%(C)      (0.73)%      28.15%       3.14%      (8.06)%      11.05%       3.84%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,049,595     $1,836,655   $1,725,850  $1,296,862  $1,138,810   $1,160,487  $3,045,974
Ratio of Expenses to Average Net
 Assets (B).........................       0.24%(D)       0.24%        0.25%       0.26%       0.26%        0.26%       0.13%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       3.21%(D)       4.48%        3.15%       3.71%       3.45%        2.53%       2.12%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                           U.S. Large Cap Value Portfolio III
                                     -----------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                       Ended       Ended       Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    22.75  $    17.11  $    14.77  $    14.23  $    12.10
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.46        0.39        0.34        0.27        0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.01        5.64        2.33        0.54        2.12
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       3.47        6.03        2.67        0.81        2.39
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.44)      (0.39)      (0.33)      (0.27)      (0.26)
  Net Realized Gains................      (0.48)         --          --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.92)      (0.39)      (0.33)      (0.27)      (0.26)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    25.30  $    22.75  $    17.11  $    14.77  $    14.23
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................      15.62%      35.65%      18.32%       5.64%      19.96%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,992,619  $2,648,111  $2,076,447  $1,823,228  $1,714,304
Ratio of Expenses to Average Net
 Assets (B).........................       0.13%       0.13%       0.14%       0.14%       0.14%
Ratio of Net Investment Income to
 Average Net Assets.................       1.89%       1.97%       2.13%       1.77%       2.00%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Tax-Managed U.S. Marketwide Value Portfolio II
                                                   -------------------------------------------------------------------
                                                    Six Months       Year        Year       Year      Year      Year
                                                       Ended        Ended       Ended      Ended     Ended     Ended
                                                     April 30,     Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                       2015          2014        2013       2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    24.42     $    21.53  $    16.13  $  13.88  $  13.27  $  11.17
                                                   ----------     ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.22           0.37        0.34      0.29      0.23      0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.81           2.88        5.39      2.24      0.60      2.10
                                                   ----------     ----------  ----------  --------  --------  --------
   Total from Investment Operations...............       1.03           3.25        5.73      2.53      0.83      2.27
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.36)      (0.33)    (0.28)    (0.22)    (0.17)
 Net Realized Gains...............................      (0.07)            --          --        --        --        --
                                                   ----------     ----------  ----------  --------  --------  --------
   Total Distributions............................      (0.28)         (0.36)      (0.33)    (0.28)    (0.22)    (0.17)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    25.17     $    24.42  $    21.53  $  16.13  $  13.88  $  13.27
=================================================  ===========    ==========  ==========  ========  ========  ========
Total Return......................................       4.28%(C)      15.18%      35.90%    18.50%     6.26%    20.47%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,532,184     $1,480,557  $1,279,664  $960,801  $837,887  $773,434
Ratio of Expenses to Average Net Assets (B).......       0.22%(D)       0.22%       0.23%     0.23%     0.23%     0.23%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.76%(D)       1.60%       1.80%     1.97%     1.60%     1.38%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2015, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 21%, 16% and 28% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the six months ended April 30, 2015, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $52
              U.S. Large Cap Value Portfolio III.............  81
              Tax-Managed U.S. Marketwide Value Portfolio II.  37

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, gains on securities considered to be "passive foreign investment companies", tax equalization, and realized foreign capital gains tax, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   Increase       Increase
                                                                  (Decrease)     (Decrease)
                                                   Increase     Undistributed   Accumulated
                                                  (Decrease)    Net Investment  Net Realized
                                                Paid-In Capital     Income     Gains (Losses)
                                                --------------- -------------- --------------
DFA International Value Portfolio III..........     $1,705         $   (87)       $(1,618)
U.S. Large Cap Value Portfolio III.............      8,923          (2,449)        (6,474)
Tax-Managed U.S. Marketwide Value Portfolio II.        322            (273)           (49)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains  Total
                                                -------------- ------------- --------
DFA International Value Portfolio III
2013...........................................    $47,178        $28,559    $ 75,737
2014...........................................     81,404         66,638     148,042
U.S. Large Cap Value Portfolio III
2013...........................................     46,245             --      46,245
2014...........................................     51,559         55,581     107,140
Tax-Managed U.S. Marketwide Value Portfolio II
2013...........................................     19,382             --      19,382
2014...........................................     21,654             --      21,654

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains Total
                                                -------------- ------------- ------
DFA International Value Portfolio III..........     $1,263        $  442     $1,705
U.S. Large Cap Value Portfolio III.............      2,553         6,370      8,923
Tax-Managed U.S. Marketwide Value Portfolio II.        273            49        322

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                Undistributed                                 Total Net
                                                Net Investment                              Distributable
                                                  Income and   Undistributed   Unrealized     Earnings
                                                  Short-Term     Long-Term    Appreciation  (Accumulated
                                                Capital Gains  Capital Gains (Depreciation)    Losses)
                                                -------------- ------------- -------------- -------------
DFA International Value Portfolio III..........     $8,335       $ 28,941      $  194,213    $  231,489
U.S. Large Cap Value Portfolio III.............      7,881        133,796       1,238,937     1,380,614
Tax-Managed U.S. Marketwide Value Portfolio II.      3,018          3,972         685,448       692,438

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios did not have any capital loss carryforwards.

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio II. $1,390

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      Net Unrealized
                                                Federal Tax  Unrealized   Unrealized   Appreciation
                                                   Cost     Appreciation Depreciation (Depreciation)
                                                ----------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $1,796,129   $  253,952       --        $  253,952
U.S. Large Cap Value Portfolio III.............  1,823,591    1,223,054       --         1,223,054
Tax-Managed U.S. Marketwide Value Portfolio II.    799,913      732,427       --           732,427

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2015.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 Approximate
                                                                Percentage of
                                                    Number of    Outstanding
                                                   Shareholders    Shares
                                                   ------------ -------------
   DFA International Value Portfolio III..........      4            93%
   U.S. Large Cap Value Portfolio III.............      5            97%
   Tax-Managed U.S. Marketwide Value Portfolio II.      3            99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The

Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/14  04/30/15    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,043.10    0.21%    $1.06
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   7.5%
              Energy.......................................  15.1%
              Financials...................................  18.9%
              Health Care..................................  11.1%
              Industrials..................................  14.1%
              Information Technology.......................   7.6%
              Materials....................................   3.0%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                        Shares     Value++    of Net Assets**
                                        ------     -------    ---------------
  COMMON STOCKS -- (89.0%)
  AUSTRALIA -- (5.8%)
      Macquarie Group,
       Ltd............................ 1,166,354 $ 71,465,422            0.7%
      National Australia
       Bank, Ltd...................... 2,095,885   60,687,121            0.6%
      Wesfarmers, Ltd................. 2,171,552   74,851,884            0.8%
      Other Securities................            440,514,946            4.4%
                                                 ------------            ----
  TOTAL AUSTRALIA.....................            647,519,373            6.5%
                                                 ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities................             14,194,786            0.1%
                                                 ------------            ----

  BELGIUM -- (1.2%)
      Other Securities................            127,207,184            1.3%
                                                 ------------            ----

  CANADA -- (7.7%)
      Bank of Montreal................   860,326   56,179,288            0.6%
      Canadian Natural
       Resources, Ltd................. 1,849,320   61,449,846            0.6%
  #   Manulife Financial
       Corp........................... 3,287,435   59,835,949            0.6%
      Suncor Energy, Inc.............. 3,750,370  122,131,817            1.2%
      Other Securities................            548,076,239            5.5%
                                                 ------------            ----
  TOTAL CANADA........................            847,673,139            8.5%
                                                 ------------            ----

  DENMARK -- (1.3%)
      Other Securities................            143,350,002            1.4%
                                                 ------------            ----

  FINLAND -- (0.7%)
      Other Securities................             77,102,984            0.8%
                                                 ------------            ----

  FRANCE -- (7.9%)
  #   AXA SA.......................... 4,004,754  101,263,553            1.0%
      BNP Paribas SA.................. 1,173,096   74,082,501            0.7%
      Cie de Saint-Gobain............. 1,565,233   71,135,279            0.7%
  #   GDF Suez........................ 3,247,971   66,084,477            0.7%
      Orange SA....................... 3,989,277   65,708,630            0.7%
  #   Renault SA......................   759,515   79,914,398            0.8%
      Societe Generale SA............. 1,435,323   71,758,485            0.7%
      Other Securities................            343,321,863            3.4%
                                                 ------------            ----
  TOTAL FRANCE........................            873,269,186            8.7%
                                                 ------------            ----

  GERMANY -- (6.9%)
  #   Allianz SE......................   768,935  130,883,988            1.3%
      Bayerische Motoren
       Werke AG.......................   829,743   97,880,295            1.0%
      Daimler AG...................... 2,214,556  212,922,187            2.1%
  #   Muenchener
       Rueckversicherungs-Gesellschaft
       AG.............................   273,971   53,478,460            0.5%
      Other Securities................            266,936,885            2.7%
                                                 ------------            ----
  TOTAL GERMANY.......................            762,101,815            7.6%
                                                 ------------            ----

  HONG KONG -- (2.7%)
      Hutchison Whampoa,
       Ltd............................ 5,076,000   74,495,202            0.7%
      Other Securities................            227,312,335            2.3%
                                                 ------------            ----
  TOTAL HONG KONG.....................            301,807,537            3.0%
                                                 ------------            ----

  IRELAND -- (0.2%)
      Other Securities................             26,121,781            0.3%
                                                 ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities........................            $   35,130,239            0.4%
                                                        --------------           -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290     49,818,281            0.5%
    Other Securities........................                96,542,603            1.0%
                                                        --------------           -----
TOTAL ITALY.................................               146,360,884            1.5%
                                                        --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc............. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc.........................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500    119,138,825            1.2%
    Other Securities........................             1,581,800,898           15.8%
                                                        --------------           -----
TOTAL JAPAN.................................             2,210,760,199           22.1%
                                                        --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202     99,400,933            1.0%
    Other Securities........................               194,499,001            1.9%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               293,899,934            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                10,828,730            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                69,461,065            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,432,720            0.0%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               120,212,021            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198     95,728,713            0.9%
    Other Securities........................               154,532,682            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               250,261,395            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     53,365,201            0.5%
    Other Securities........................               205,131,159            2.0%
                                                        --------------           -----
TOTAL SWEDEN................................               315,011,789            3.1%
                                                        --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA.............    591,731     52,742,706            0.5%
    Holcim, Ltd.............................    887,877     71,323,585            0.7%
    Novartis AG.............................  1,236,600    126,222,379            1.3%
    Swiss Re AG.............................  1,037,390     92,024,136            0.9%
    UBS Group AG............................  2,463,478     49,213,708            0.5%
    Zurich Insurance Group AG...............    333,311    102,877,494            1.0%
    Other Securities........................               280,890,571            2.8%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               852,132,912            8.5%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                 Shares       Value++     of Net Assets**
                                                 ------       -------     ---------------
UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604 $    57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C..................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214      51,518,734            0.5%
      Standard Chartered P.L.C................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C.................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108      94,551,011            0.9%
      Other Securities........................                365,006,280            3.6%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,738,119,220           17.3%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,866,958,895           98.5%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701      55,016,390            0.6%
      Other Securities........................                 23,508,685            0.2%
                                                          ---------------          ------
TOTAL GERMANY.................................                 78,525,075            0.8%
                                                          ---------------          ------
TOTAL PREFERRED STOCKS........................                 78,525,075            0.8%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    655,774            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                    655,774            0.0%
                                                          ---------------          ------

                                                              Value+
                                                   -          ------             -

SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208   1,137,773,070           11.3%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $11,083,912,814          110.6%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
 Australia...................... $   41,710,367 $  605,809,006   --    $   647,519,373
 Austria........................             --     14,194,786   --         14,194,786
 Belgium........................      4,236,232    122,970,952   --        127,207,184
 Canada.........................    847,673,139             --   --        847,673,139
 Denmark........................             --    143,350,002   --        143,350,002
 Finland........................      2,202,162     74,900,822   --         77,102,984
 France.........................      4,519,004    868,750,182   --        873,269,186
 Germany........................     65,809,417    696,292,398   --        762,101,815
 Hong Kong......................             --    301,807,537   --        301,807,537
 Ireland........................      6,015,287     20,106,494   --         26,121,781
 Israel.........................        851,655     34,278,584   --         35,130,239
 Italy..........................     22,010,100    124,350,784   --        146,360,884
 Japan..........................     74,705,620  2,136,054,579   --      2,210,760,199
 Netherlands....................     28,799,869    265,100,065   --        293,899,934
 New Zealand....................             --     10,828,730   --         10,828,730
 Norway.........................     15,808,360     53,652,705   --         69,461,065
 Portugal.......................             --      4,432,720   --          4,432,720
 Singapore......................             --    120,212,021   --        120,212,021
 Spain..........................      5,718,148    244,543,247   --        250,261,395
 Sweden.........................      9,733,859    305,277,930   --        315,011,789
 Switzerland....................     62,334,340    789,798,572   --        852,132,912
 United Kingdom.................    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
 Germany........................             --     78,525,075   --         78,525,075
Rights/Warrants
 Spain..........................             --        655,774   --            655,774
Securities Lending Collateral...             --  1,137,773,070   --      1,137,773,070
                                 -------------- --------------   --    ---------------
TOTAL........................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $  547,709,778            2.9%
#   Comcast Corp. Special Class A........  3,105,444    178,842,520            0.9%
#   Ford Motor Co........................ 10,847,219    171,386,060            0.9%
    General Motors Co....................  4,177,298    146,456,068            0.8%
    Time Warner Cable, Inc...............  1,876,119    291,774,027            1.5%
    Time Warner, Inc.....................  4,397,226    371,169,847            1.9%
    Other Securities.....................               760,878,419            4.0%
                                                     --------------           -----
Total Consumer Discretionary.............             2,468,216,719           12.9%
                                                     --------------           -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548    134,349,026            0.7%
    CVS Health Corp......................  4,790,425    475,641,298            2.5%
    Mondelez International, Inc. Class A.  4,399,456    168,807,127            0.9%
    Other Securities.....................               317,415,718            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,096,213,169            5.7%
                                                     --------------           -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027    245,133,041            1.3%
    Apache Corp..........................  1,732,984    118,536,106            0.6%
    Baker Hughes, Inc....................  1,938,026    132,677,260            0.7%
    Chevron Corp.........................  5,878,293    652,843,221            3.4%
    ConocoPhillips.......................  6,333,402    430,164,664            2.2%
    Devon Energy Corp....................  1,695,428    115,645,144            0.6%
    Exxon Mobil Corp.....................  5,368,279    469,026,536            2.4%
    Marathon Petroleum Corp..............  1,339,624    132,046,738            0.7%
    Occidental Petroleum Corp............  2,221,423    177,935,982            0.9%
    Phillips 66..........................  1,670,790    132,510,355            0.7%
    Valero Energy Corp...................  2,806,975    159,716,877            0.8%
    Other Securities.....................               644,777,263            3.5%
                                                     --------------           -----
Total Energy.............................             3,411,013,187           17.8%
                                                     --------------           -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721    163,450,455            0.9%
    Bank of America Corp................. 15,546,531    247,656,239            1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420    125,767,583            0.7%
    Capital One Financial Corp...........  2,044,209    165,274,298            0.9%
    Citigroup, Inc.......................  4,980,715    265,571,724            1.4%
#   CME Group, Inc.......................  1,222,099    111,101,020            0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356    244,219,985            1.3%
    JPMorgan Chase & Co.................. 10,421,544    659,266,873            3.4%
    MetLife, Inc.........................  2,189,692    112,309,303            0.6%
    Morgan Stanley.......................  3,805,140    141,969,773            0.7%
    Wells Fargo & Co.....................  4,175,882    230,091,098            1.2%
    Other Securities.....................             1,489,067,659            7.7%
                                                     --------------           -----
Total Financials.........................             3,955,746,010           20.7%
                                                     --------------           -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110    214,713,586            1.1%
    Anthem, Inc..........................  1,674,297    252,701,646            1.3%
*   Boston Scientific Corp...............  6,573,232    117,134,994            0.6%
#*  Express Scripts Holding Co...........  2,947,224    254,640,154            1.3%
    Humana, Inc..........................    707,042    117,086,155            0.6%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
Financials -- (Continued)
#      Pfizer, Inc.....................  19,796,068 $   671,680,587            3.5%
       Thermo Fisher Scientific, Inc...   1,315,969     165,390,984            0.9%
       Other Securities................                 400,048,103            2.2%
                                                    ---------------          ------
Total Health Care......................               2,193,396,209           11.5%
                                                    ---------------          ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618     194,258,684            1.0%
       FedEx Corp......................     843,839     143,089,779            0.8%
       General Electric Co.............  28,575,994     773,837,918            4.1%
#      Norfolk Southern Corp...........   1,611,307     162,500,311            0.9%
       Northrop Grumman Corp...........   1,364,645     210,209,916            1.1%
#      Southwest Airlines Co...........   3,905,821     158,420,100            0.8%
       Union Pacific Corp..............   1,765,010     187,497,012            1.0%
       Other Securities................                 630,374,695            3.2%
                                                    ---------------          ------
Total Industrials......................               2,460,188,415           12.9%
                                                    ---------------          ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314     355,540,613            1.9%
       EMC Corp........................   4,399,598     118,393,182            0.6%
       Hewlett-Packard Co..............   9,619,949     317,169,719            1.7%
       Intel Corp......................   8,749,317     284,790,268            1.5%
       Other Securities................                 770,628,639            4.0%
                                                    ---------------          ------
Total Information Technology...........               1,846,522,421            9.7%
                                                    ---------------          ------
Materials -- (3.6%)
       Other Securities................                 729,423,962            3.8%
                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                   3,010,581            0.0%
                                                    ---------------          ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229     715,081,453            3.7%
       Other Securities................                 144,466,196            0.8%
                                                    ---------------          ------
Total Telecommunication Services.......                 859,547,649            4.5%
                                                    ---------------          ------
Utilities -- (0.3%)
       Other Securities................                  68,980,718            0.4%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              19,092,259,040           99.9%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                     208,566            0.0%
                                                    ---------------          ------

SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414   1,241,986,437            6.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $20,334,454,043          106.4%
                                                    ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                               ------       ------     ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.4%)
    Comcast Corp. Class A.................... 3,446,875 $  199,091,500            3.7%
#   Comcast Corp. Special Class A............ 1,088,341     62,677,558            1.2%
    General Motors Co........................   802,642     28,140,629            0.5%
*   Liberty Interactive Corp. Class A........   882,463     25,379,636            0.5%
    Time Warner Cable, Inc...................   693,942    107,921,860            2.0%
    Time Warner, Inc......................... 1,534,860    129,557,533            2.4%
#   Twenty-First Century Fox, Inc. Class A... 1,287,383     43,874,013            0.8%
    Other Securities.........................              391,673,724            7.2%
                                                        --------------           -----
Total Consumer Discretionary.................              988,316,453           18.3%
                                                        --------------           -----
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co................   813,476     39,762,707            0.8%
*   Constellation Brands, Inc. Class A.......   249,042     28,873,929            0.5%
    CVS Health Corp.......................... 1,510,745    150,001,871            2.8%
    Mondelez International, Inc. Class A..... 2,081,099     79,851,769            1.5%
    Other Securities.........................              108,974,274            1.9%
                                                        --------------           -----
Total Consumer Staples.......................              407,464,550            7.5%
                                                        --------------           -----
Energy -- (14.3%)
    Anadarko Petroleum Corp..................   845,068     79,520,899            1.5%
    Chevron Corp............................. 1,063,078    118,065,443            2.2%
    ConocoPhillips........................... 1,766,829    120,003,026            2.2%
    Exxon Mobil Corp......................... 1,087,859     95,046,241            1.8%
#   Hess Corp................................   378,130     29,078,197            0.5%
    Marathon Oil Corp........................   903,937     28,112,441            0.5%
    Marathon Petroleum Corp..................   451,968     44,550,486            0.8%
    Phillips 66..............................   883,414     70,063,564            1.3%
    Valero Energy Corp.......................   605,899     34,475,653            0.6%
    Other Securities.........................              198,007,346            3.7%
                                                        --------------           -----
Total Energy.................................              816,923,296           15.1%
                                                        --------------           -----
Financials -- (18.0%)
    American International Group, Inc........   899,581     50,637,414            0.9%
    Bank of America Corp..................... 5,529,894     88,091,211            1.6%
    Capital One Financial Corp...............   373,787     30,220,679            0.6%
    Citigroup, Inc........................... 2,143,604    114,296,965            2.1%
#   CME Group, Inc...........................   414,385     37,671,740            0.7%
    Goldman Sachs Group, Inc. (The)..........   205,859     40,434,825            0.8%
    JPMorgan Chase & Co...................... 2,076,333    131,348,826            2.4%
    MetLife, Inc............................. 1,125,923     57,748,591            1.1%
    Morgan Stanley........................... 1,476,248     55,078,813            1.0%
    Prudential Financial, Inc................   497,625     40,606,200            0.8%
    Other Securities.........................              379,013,978            6.9%
                                                        --------------           -----
Total Financials.............................            1,025,149,242           18.9%
                                                        --------------           -----
Health Care -- (10.5%)
    Aetna, Inc...............................   558,462     59,682,834            1.1%
    Anthem, Inc..............................   504,640     76,165,315            1.4%
#*  Express Scripts Holding Co...............   501,076     43,292,966            0.8%
    Humana, Inc..............................   236,814     39,216,398            0.7%
    Pfizer, Inc.............................. 4,178,729    141,784,275            2.6%
    Thermo Fisher Scientific, Inc............   499,520     62,779,674            1.2%
    Zoetis, Inc..............................   805,208     35,767,339            0.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
Health Care -- (Continued)
       Other Securities................            $  139,555,863            2.6%
                                                   --------------          ------
Total Health Care......................               598,244,664           11.1%
                                                   --------------          ------
Industrials -- (13.3%)
       CSX Corp........................  1,242,950     44,858,065            0.8%
       General Electric Co.............  5,637,788    152,671,299            2.8%
#      Norfolk Southern Corp...........    545,229     54,986,345            1.0%
       Northrop Grumman Corp...........    337,038     51,917,334            1.0%
       Southwest Airlines Co...........    645,761     26,192,066            0.5%
       Union Pacific Corp..............    888,128     94,345,837            1.8%
       Other Securities................               335,322,726            6.1%
                                                   --------------          ------
Total Industrials......................               760,293,672           14.0%
                                                   --------------          ------
Information Technology -- (7.2%)
       Cisco Systems, Inc..............    918,740     26,487,274            0.5%
       Hewlett-Packard Co..............    810,974     26,737,813            0.5%
       Intel Corp......................  1,067,573     34,749,501            0.7%
*      Yahoo!, Inc.....................  1,048,770     44,640,895            0.8%
       Other Securities................               278,844,369            5.1%
                                                   --------------          ------
Total Information Technology...........               411,459,852            7.6%
                                                   --------------          ------
Materials -- (2.9%)
       International Paper Co..........    493,615     26,516,998            0.5%
       Other Securities................               138,573,434            2.5%
                                                   --------------          ------
Total Materials........................               165,090,432            3.0%
                                                   --------------          ------
Other -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------
Telecommunication Services -- (3.9%)
       AT&T, Inc.......................  4,379,278    151,698,190            2.8%
       Verizon Communications, Inc.....    644,888     32,528,151            0.6%
       Other Securities................                36,599,087            0.7%
                                                   --------------          ------
Total Telecommunication Services.......               220,825,428            4.1%
                                                   --------------          ------
Utilities -- (0.2%)
       Other Securities................                14,058,582            0.3%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,407,826,171           99.9%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                   189,010            0.0%
                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@   DFA Short Term Investment Fund.. 24,989,584    289,129,490            5.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,166,379,728)..............              $5,697,144,671          105.3%
                                                   ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  988,316,453           --   --    $  988,316,453
  Consumer Staples............    407,464,550           --   --       407,464,550
  Energy......................    816,923,296           --   --       816,923,296
  Financials..................  1,025,149,242           --   --     1,025,149,242
  Health Care.................    598,244,664           --   --       598,244,664
  Industrials.................    760,293,672           --   --       760,293,672
  Information Technology......    411,459,852           --   --       411,459,852
  Materials...................    165,090,432           --   --       165,090,432
  Other.......................             --           --   --                --
  Telecommunication Services..    220,825,428           --   --       220,825,428
  Utilities...................     14,058,582           --   --        14,058,582
Rights/Warrants...............             -- $    189,010   --           189,010
Securities Lending Collateral.             --  289,129,490   --       289,129,490
                               -------------- ------------   --    --------------
TOTAL......................... $5,407,826,171 $289,318,500   --    $5,697,144,671
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                             The Tax-
                                                 The DFA    The U.S. Large Managed U.S.
                                              International   Cap Value     Marketwide
                                              Value Series*    Series*     Value Series
                                              ------------- -------------- ------------
ASSETS:
Investments at Value (including $1,157,398,
 $1,522,511 and $362,795 of securities on
 loan, respectively of securities on loan)...  $ 9,946,140   $19,092,468    $5,408,016
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost................    1,137,773     1,241,986       289,129
Foreign Currencies at Value..................       15,194            --            --
Cash.........................................       12,303            --            --
Receivables:
 Investment Securities Sold..................       14,241        33,393           266
 Dividends and Tax Reclaims..................       38,821        19,016         4,426
 Securities Lending Income...................        1,830           503           162
Prepaid Expenses and Other Assets............           19            34            10
                                               -----------   -----------    ----------
     Total Assets............................   11,166,321    20,387,400     5,702,009
                                               -----------   -----------    ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned............    1,137,773     1,241,986       289,129
 Investment Securities Purchased.............        7,672        29,995            --
 Due to Advisor..............................        1,624         1,575           895
 Line of Credit..............................           --         1,888           501
Unrealized Loss on Foreign Currency Contracts           67            --            --
Accrued Expenses and Other Liabilities.......          558           753           227
                                               -----------   -----------    ----------
     Total Liabilities.......................    1,147,694     1,276,197       290,752
                                               -----------   -----------    ----------
NET ASSETS...................................  $10,018,627   $19,111,203    $5,411,257
                                               ===========   ===========    ==========
Investments at Cost..........................  $ 8,613,854   $12,431,879    $2,877,251
                                               ===========   ===========    ==========
Foreign Currencies at Cost...................  $    14,837   $        --    $       --
                                               ===========   ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      The Tax-
                                                                            The DFA      The U.S.   Managed U.S.
                                                                         International  Large Cap    Marketwide
                                                                         Value Series  Value Series Value Series
                                                                         ------------- ------------ ------------
Investment Income
  Dividends (Net of Taxes Withheld of $12,775, $3 and $0, respectively).   $156,645      $208,039     $ 51,210
  Income from Securities Lending........................................      4,292         2,096          651
                                                                           --------      --------     --------
     Total Investment Income............................................    160,937       210,135       51,861
                                                                           --------      --------     --------
Expenses
  Investment Advisory Services Fees.....................................      9,382         9,339        5,246
  Accounting & Transfer Agent Fees......................................        243           473          134
  Custodian Fees........................................................        439            94           29
  Shareholders' Reports.................................................         10            17            9
  Directors'/Trustees' Fees & Expenses..................................         35            69           19
  Professional Fees.....................................................         90           174           49
  Other.................................................................         47            67           12
                                                                           --------      --------     --------
     Total Expenses.....................................................     10,246        10,233        5,498
                                                                           --------      --------     --------
  Fees Paid Indirectly (Note C).........................................         (9)           --           --
                                                                           --------      --------     --------
  Net Expenses..........................................................     10,237        10,233        5,498
                                                                           --------      --------     --------
  Net Investment Income (Loss)..........................................    150,700       199,902       46,363
                                                                           --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    148,593       507,551        9,881
    Futures.............................................................         --           (43)          --
    Foreign Currency Transactions.......................................     (4,540)           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................    275,751        (5,160)     166,284
    Translation of Foreign Currency Denominated Amounts.................      1,045            --           --
                                                                           --------      --------     --------
  Net Realized and Unrealized Gain (Loss)...............................    420,849       502,348      176,165
                                                                           --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........   $571,549      $702,250     $222,528
                                                                           ========      ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The DFA International   The U.S. Large Cap Value   The Tax-Managed U.S.
                                                 Value Series                Series           Marketwide Value Series
                                           -----------------------  ------------------------  ----------------------
                                           Six Months      Year     Six Months       Year     Six Months     Year
                                              Ended       Ended        Ended        Ended        Ended      Ended
                                            April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2015         2014        2015          2014        2015        2014
                                           -----------  ----------  -----------  -----------  ----------- ----------
                                           (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   150,700  $  419,781  $   199,902  $   318,905  $   46,363  $   77,511
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     148,593     173,096      507,551      755,725       9,881      18,712
    Futures...............................          --          --          (43)          --          --          --
    Foreign Currency Transactions.........      (4,540)     (1,763)          --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     275,751    (672,491)      (5,160)   1,319,300     166,284     573,756
    Translation of Foreign Currency
     Denominated Amounts..................       1,045      (1,379)          --           --          --          --
                                           -----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     571,549     (82,756)     702,250    2,393,930     222,528     669,979
                                           -----------  ----------  -----------  -----------  ----------  ----------
  Transactions in Interest:
    Contributions.........................     472,098   1,022,273      903,568    1,721,914     115,593     209,662
    Withdrawals...........................    (368,686)   (387,981)    (871,297)    (578,150)    (70,841)   (125,419)
                                           -----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     103,412     634,292       32,271    1,143,764      44,752      84,243
                                           -----------  ----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     674,961     551,536      734,521    3,537,694     267,280     754,222
Net Assets
  Beginning of Period.....................   9,343,666   8,792,130   18,376,682   14,838,988   5,143,977   4,389,755
                                           -----------  ----------  -----------  -----------  ----------  ----------
  End of Period........................... $10,018,627  $9,343,666  $19,111,203  $18,376,682  $5,411,257  $5,143,977
                                           ===========  ==========  ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                             The DFA International Value Series+
                                                              ---------------------------------------------------------------
                                                                Six Months        Year        Year        Year         Year
                                                                   Ended         Ended       Ended       Ended        Ended
                                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2015           2014        2013        2012         2011
-------------------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Total Return.................................................        5.89%(C)      (0.72)%      28.18%       3.17%      (8.04)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................        0.22%(D)       0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.22%(D)       0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........        3.21%(D)       4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................           9%(C)         17%          15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                                                                       The U.S. Large Cap Value Series+
                                                      -----------------------------------------------------------------
                                                        Six Months        Year         Year         Year        Year
                                                           Ended         Ended        Ended        Ended       Ended
                                                         April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                           2015           2014         2013         2012        2011
------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Total Return.........................................        3.83%(C)       15.67%       35.68%       18.31%       5.69%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%(D)        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.14%(D)        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................           8%(C)          15%          15%          10%         14%
------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                                                              The Tax-Managed U.S. Marketwide Value Series
                                               -------------------------------------------------------------------------
                                                Six Months       Year        Year        Year        Year        Year
                                                   Ended        Ended       Ended       Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                   2015          2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return..................................       4.31%(C)      15.17%      35.92%      18.47%       6.33%      20.38%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $5,411,257     $5,143,977  $4,389,755  $3,306,476  $2,901,325  $2,670,673
Ratio of Expenses to Average Net Assets.......       0.21%(D)       0.21%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.77%(D)       1.61%       1.82%       1.99%       1.61%       1.40%
Portfolio Turnover Rate.......................          1%(C)          2%          5%         10%         20%         25%
-------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the

Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10%, and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amount in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $301
               The U.S. Large Cap Value Series..............  433
               The Tax-Managed U.S. Marketwide Value Series.  130

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases    Sales
                                                    ---------- ----------
      The DFA International Value Series........... $1,099,991 $  865,669
      The U.S. Large Cap Value Series..............  1,876,981  1,547,472
      The Tax-Managed U.S. Marketwide Value Series.    190,924     69,190

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net Unrealized
                                              Federal Tax  Unrealized   Unrealized   Appreciation
                                                 Cost     Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
The DFA International Value Series........... $ 9,766,477  $1,937,162   $(619,726)    $1,317,436
The U.S. Large Cap Value Series..............  13,674,059   6,899,359    (238,964)     6,660,395
The Tax-Managed U.S. Marketwide Value Series.   3,166,983   2,585,159     (54,997)     2,530,162

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                 Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                                 Equity
                                                 Total          Contracts
                                                 -----          ---------
               The U.S. Large Cap Value Series*. $(43)            $(43)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average    Average Loan     Days     Expense  Borrowed During
                                       Interest Rate   Balance    Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The DFA International Value Series....     0.87%       $ 4,061         12        $ 1       $ 18,742
The U.S. Large Cap Value Series.......     0.90%        30,227         39         29        162,215
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.91%         1,657         18          1          3,473

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series and Tax-Managed U.S. Marketwide Value Series had loans outstanding in the amount of $1,884 and $501 (in thousands), respectively.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $311,578, $71,641 and $83,777 (in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each

Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Master Fund is equal to the rate charged under each Master Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-008S
 [LOGO]                                                              00147360

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         DFA International Value Portfolio IV...........................   5
         Emerging Markets Portfolio II..................................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  10
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  15
     Disclosure of Portfolio Holdings...................................  16
     Summary Schedules of Portfolio Holdings
         The DFA International Value Series.............................  17
         The Emerging Markets Series....................................  21
     Statements of Assets and Liabilities...............................  25
     Statements of Operations...........................................  26
     Statements of Changes in Net Assets................................  27
     Financial Highlights...............................................  28
     Notes to Financial Statements......................................  29
  Voting Proxies on Fund Portfolio Securities...........................  36
  Board Approval of Investment Advisory Agreements......................  37

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio IV**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,058.20    0.27%    $1.38
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.46    0.27%    $1.35

Emerging Markets Portfolio II**
-------------------------------
Actual Fund Return..................... $1,000.00 $1,024.40    0.33%    $1.66
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.16    0.33%    $1.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $262,678,748
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $219,418,855).......................................... $262,678,748
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $104,216,896
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $25,597,814)........................................... $104,216,896
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA
                                                                                        International   Emerging
                                                                                            Value       Markets
                                                                                        Portfolio IV  Portfolio II
                                                                                        ------------- ------------
ASSETS:
Investment in Affiliated Investment Company at Value................................... $    262,679  $    104,217
Prepaid Expenses and Other Assets......................................................            7             7
                                                                                        ------------  ------------
     Total Assets......................................................................      262,686       104,224
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................           13           154
  Due to Advisor.......................................................................            7            13
Accrued Expenses and Other Liabilities.................................................           22            12
                                                                                        ------------  ------------
     Total Liabilities.................................................................           42           179
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    262,644  $    104,045
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   17,753,086     3,959,197
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      14.79  $      26.28
                                                                                        ============  ============
Investment in Affiliated Investment Company at Cost.................................... $    219,419  $     25,598
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    238,058  $     83,439
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,533           164
Accumulated Net Realized Gain (Loss)...................................................      (21,238)      (58,177)
Net Unrealized Foreign Exchange Gain (Loss)............................................           31            --
Net Unrealized Appreciation (Depreciation).............................................       43,260        78,619
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    262,644  $    104,045
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                         DFA
                                                                    International   Emerging
                                                                        Value        Markets
                                                                    Portfolio IV* Portfolio II*
                                                                    ------------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $335 and $105, respectively).    $ 4,120       $  759
  Income from Securities Lending...................................        113           61
  Expenses Allocated from Affiliated Investment Company............       (271)         (76)
                                                                       -------       ------
     Total Investment Income.......................................      3,962          744
                                                                       -------       ------
Expenses
  Administrative Services Fees.....................................         40           75
  Accounting & Transfer Agent Fees.................................          4            3
  Filing Fees......................................................         10            8
  Shareholders' Reports............................................          2            1
  Directors'/Trustees' Fees & Expenses.............................          1           --
  Audit Fees.......................................................          1            1
  Other............................................................          4            2
                                                                       -------       ------
     Total Expenses................................................         62           90
                                                                       -------       ------
  Net Investment Income (Loss).....................................      3,900          654
                                                                       -------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................      4,733          235
    Futures........................................................         --          167
    Foreign Currency Transactions..................................       (116)          41
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................      6,104        1,458
    Futures........................................................         --           (4)
    Translation of Foreign Currency Denominated Amounts............         28            1
                                                                       -------       ------
  Net Realized and Unrealized Gain (Loss)..........................     10,749        1,898
                                                                       -------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations....    $14,649       $2,552
                                                                       =======       ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA International Value   Emerging Markets
                                                                     Portfolio IV            Portfolio II
                                                                 ----------------------  --------------------
                                                                 Six Months     Year     Six Months    Year
                                                                    Ended      Ended        Ended     Ended
                                                                  April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                    2015        2014        2015       2014
                                                                 -----------  --------   ----------- --------
                                                                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  3,900    $ 12,046    $    654   $  2,467
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     4,733       5,612         235       (215)
    Futures.....................................................        --          --         167         --
    Foreign Currency Transactions...............................      (116)        (46)         41          3
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     6,104     (19,740)      1,458       (285)
    Futures.....................................................        --           2          (4)        --
    Translation of Foreign Currency Denominated Amounts.........        28         (39)          1         (1)
                                                                  --------    --------    --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    14,649      (2,165)      2,552      1,969
                                                                  --------    --------    --------   --------
Distributions From:
  Net Investment Income.........................................   (12,599)     (7,747)     (2,459)    (2,821)
                                                                  --------    --------    --------   --------
     Total Distributions........................................   (12,599)     (7,747)     (2,459)    (2,821)
                                                                  --------    --------    --------   --------
Capital Share Transactions (1):
  Shares Issued.................................................    11,389      27,449       7,890     12,799
  Shares Issued in Lieu of Cash Distributions...................    12,599       7,747       2,459      2,821
  Shares Redeemed...............................................   (21,035)    (32,986)    (11,384)   (21,921)
                                                                  --------    --------    --------   --------
     Net Increase (Decrease) from Capital Share Transactions....     2,953       2,210      (1,035)    (6,301)
                                                                  --------    --------    --------   --------
     Total Increase (Decrease) in Net Assets....................     5,003      (7,702)       (942)    (7,153)
Net Assets
  Beginning of Period...........................................   257,641     265,343     104,987    112,140
                                                                  --------    --------    --------   --------
  End of Period.................................................  $262,644    $257,641    $104,045   $104,987
                                                                  ========    ========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................       822       1,777         320        512
  Shares Issued in Lieu of Cash Distributions...................       957         535         106        113
  Shares Redeemed...............................................    (1,496)     (2,157)       (452)      (848)
                                                                  --------    --------    --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed....       283         155         (26)      (223)
                                                                  ========    ========    ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................  $  2,533    $ 11,232    $    164   $  1,969

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA International Value Portfolio IV
                                         ----------------------------------------------------------------  -------------
                                         Six Months       Year      Year      Year       Year      Year    Six Months
                                            Ended        Ended     Ended     Ended      Ended     Ended       Ended
                                          April 30,     Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,   April 30,
                                            2015          2014      2013      2012       2011      2010       2015
-------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)                                                       (Unaudited)
Net Asset Value, Beginning of Period....  $  14.75     $  15.32   $  12.48  $  12.67  $  14.14   $  13.09   $  26.34
                                          --------     --------   --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......      0.22         0.68       0.42      0.45      0.49       0.33       0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.55        (0.80)      2.96     (0.11)    (1.61)      1.09       0.40
                                          --------     --------   --------  --------  --------   --------   --------
   Total from Investment Operations.....      0.77        (0.12)      3.38      0.34     (1.12)      1.42       0.56
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................     (0.73)       (0.45)     (0.54)    (0.53)    (0.35)     (0.37)     (0.62)
                                          --------     --------   --------  --------  --------   --------   --------
   Total Distributions..................     (0.73)       (0.45)     (0.54)    (0.53)    (0.35)     (0.37)     (0.62)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  14.79     $  14.75   $  15.32  $  12.48  $  12.67   $  14.14   $  26.28
======================================== ===========   ========   ========  ========  ========   ========  ===========
Total Return............................      5.82%(C)    (0.73)%    28.08%     3.20%    (8.13)%    11.12%      2.44%(C)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $262,644     $257,641   $265,343  $252,963  $308,474   $353,536   $104,045
Ratio of Expenses to Average Net
 Assets (B).............................      0.27%(D)     0.27%      0.28%     0.28%     0.28%      0.28%      0.33%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........      0.27%(D)     0.27%      0.28%     0.28%     0.28%      0.28%      0.33%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................      3.13%(D)     4.46%      3.13%     3.76%     3.45%      2.52%      1.31%(D)
-------------------------------------------------------------------------------------------------------------------------

                                             Emerging Markets Portfolio II
                                         --------------------------------------------------
                                           Year      Year      Year       Year      Year
                                          Ended     Ended     Ended      Ended     Ended
                                         Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                           2014      2013      2012       2011      2010
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.... $  26.65  $  25.49  $  25.14  $  27.53   $  22.13
                                         --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......     0.59      0.56      0.58      0.63       0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............    (0.22)     1.16      0.44     (2.42)      5.37
                                         --------  --------  --------  --------   --------
   Total from Investment Operations.....     0.37      1.72      1.02     (1.79)      5.85
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................    (0.68)    (0.56)    (0.67)    (0.60)     (0.45)
                                         --------  --------  --------  --------   --------
   Total Distributions..................    (0.68)    (0.56)    (0.67)    (0.60)     (0.45)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  26.34  $  26.65  $  25.49  $  25.14   $  27.53
======================================== ========  ========  ========  ========   ========
Total Return............................     1.53%     6.80%     4.37%    (6.68)%    26.80%
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $104,987  $112,140  $114,646  $126,007   $156,091
Ratio of Expenses to Average Net
 Assets (B).............................     0.34%     0.35%     0.38%     0.39%      0.37%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........     0.34%     0.35%     0.38%     0.39%      0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................     2.29%     2.17%     2.33%     2.28%      2.00%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2015, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 3% and 2% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the six months ended April 30, 2015, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fee on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $15
                   Emerging Markets Portfolio II........   6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
DFA International Value Portfolio IV.       --             $162          $(162)
Emerging Markets Portfolio II........       --               (8)             8

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   DFA International Value Portfolio IV
   2013.................................    $10,308          --       $10,308
   2014.................................      7,747          --         7,747
   Emerging Markets Portfolio II
   2013.................................      2,485          --         2,485
   2014.................................      2,821          --         2,821

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                              Total Net
                                      Net Investment                                           Distributable
                                        Income and   Undistributed                Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                      -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio IV.    $11,617          --         $(25,758)     $36,696        $22,555
Emerging Markets Portfolio II........      2,296          --          (58,601)      76,827         20,522

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                       Expires on October 31,
                                       ----------------------
                                                2016          Unlimited  Total
                                       ---------------------- --------- -------
 DFA International Value Portfolio IV.        $25,758             --    $25,758
 Emerging Markets Portfolio II........         58,399           $202     58,601

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio IV. $5,458

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
DFA International Value Portfolio IV. $219,882   $42,797         --         $42,797
Emerging Markets Portfolio II........   25,935    78,282         --          78,282

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2015.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           Approximate
                                                            Percentage
                                              Number of   of Outstanding
                                             Shareholders     Shares
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

  The Emerging Markets Series
  ---------------------------
  Actual Fund Return................. $1,000.00 $1,025.10    0.15%    $0.75
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   8.4%
              Energy.......................................   7.7%
              Financials...................................  26.3%
              Health Care..................................   2.5%
              Industrials..................................   8.1%
              Information Technology.......................  17.9%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $ 71,465,422            0.7%
    National Australia Bank, Ltd.................. 2,095,885   60,687,121            0.6%
    Wesfarmers, Ltd............................... 2,171,552   74,851,884            0.8%
    Other Securities..............................            440,514,946            4.4%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            647,519,373            6.5%
                                                             ------------            ----

AUSTRIA -- (0.1%)
    Other Securities..............................             14,194,786            0.1%
                                                             ------------            ----

BELGIUM -- (1.2%)
    Other Securities..............................            127,207,184            1.3%
                                                             ------------            ----

CANADA -- (7.7%)
    Bank of Montreal..............................   860,326   56,179,288            0.6%
    Canadian Natural Resources, Ltd............... 1,849,320   61,449,846            0.6%
#   Manulife Financial Corp....................... 3,287,435   59,835,949            0.6%
    Suncor Energy, Inc............................ 3,750,370  122,131,817            1.2%
    Other Securities..............................            548,076,239            5.5%
                                                             ------------            ----
TOTAL CANADA......................................            847,673,139            8.5%
                                                             ------------            ----

DENMARK -- (1.3%)
    Other Securities..............................            143,350,002            1.4%
                                                             ------------            ----

FINLAND -- (0.7%)
    Other Securities..............................             77,102,984            0.8%
                                                             ------------            ----

FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754  101,263,553            1.0%
    BNP Paribas SA................................ 1,173,096   74,082,501            0.7%
    Cie de Saint-Gobain........................... 1,565,233   71,135,279            0.7%
#   GDF Suez...................................... 3,247,971   66,084,477            0.7%
    Orange SA..................................... 3,989,277   65,708,630            0.7%
#   Renault SA....................................   759,515   79,914,398            0.8%
    Societe Generale SA........................... 1,435,323   71,758,485            0.7%
    Other Securities..............................            343,321,863            3.4%
                                                             ------------            ----
TOTAL FRANCE......................................            873,269,186            8.7%
                                                             ------------            ----

GERMANY -- (6.9%)
#   Allianz SE....................................   768,935  130,883,988            1.3%
    Bayerische Motoren Werke AG...................   829,743   97,880,295            1.0%
    Daimler AG.................................... 2,214,556  212,922,187            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971   53,478,460            0.5%
    Other Securities..............................            266,936,885            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            762,101,815            7.6%
                                                             ------------            ----

HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000   74,495,202            0.7%
    Other Securities..............................            227,312,335            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................            301,807,537            3.0%
                                                             ------------            ----

IRELAND -- (0.2%)
    Other Securities..............................             26,121,781            0.3%
                                                             ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities........................            $   35,130,239            0.4%
                                                        --------------           -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290     49,818,281            0.5%
    Other Securities........................                96,542,603            1.0%
                                                        --------------           -----
TOTAL ITALY.................................               146,360,884            1.5%
                                                        --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc............. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc.........................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500    119,138,825            1.2%
    Other Securities........................             1,581,800,898           15.8%
                                                        --------------           -----
TOTAL JAPAN.................................             2,210,760,199           22.1%
                                                        --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202     99,400,933            1.0%
    Other Securities........................               194,499,001            1.9%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               293,899,934            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                10,828,730            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                69,461,065            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,432,720            0.0%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               120,212,021            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198     95,728,713            0.9%
    Other Securities........................               154,532,682            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               250,261,395            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     53,365,201            0.5%
    Other Securities........................               205,131,159            2.0%
                                                        --------------           -----
TOTAL SWEDEN................................               315,011,789            3.1%
                                                        --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA.............    591,731     52,742,706            0.5%
    Holcim, Ltd.............................    887,877     71,323,585            0.7%
    Novartis AG.............................  1,236,600    126,222,379            1.3%
    Swiss Re AG.............................  1,037,390     92,024,136            0.9%
    UBS Group AG............................  2,463,478     49,213,708            0.5%
    Zurich Insurance Group AG...............    333,311    102,877,494            1.0%
    Other Securities........................               280,890,571            2.8%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               852,132,912            8.5%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                 Shares       Value++     of Net Assets**
                                                 ------       -------     ---------------
UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C.                     3,418,604 $    57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C..................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214      51,518,734            0.5%
      Standard Chartered P.L.C................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C.................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108      94,551,011            0.9%
      Other Securities........................                365,006,280            3.6%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,738,119,220           17.3%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,866,958,895           98.5%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701      55,016,390            0.6%
      Other Securities........................                 23,508,685            0.2%
                                                          ---------------          ------
TOTAL GERMANY.................................                 78,525,075            0.8%
                                                          ---------------          ------
TOTAL PREFERRED STOCKS........................                 78,525,075            0.8%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    655,774            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                    655,774            0.0%
                                                          ---------------          ------

                                                              Value+
                                                   -          ------             -
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208   1,137,773,070           11.3%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $11,083,912,814          110.6%
                                                          ===============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                           Investments in Securities (Market Value)
                        ----------------------------------------------
                          Level 1      Level 2    Level 3    Total
                        ------------ ------------ ------- ------------
         Common Stocks
           Australia... $ 41,710,367 $605,809,006   --    $647,519,373
           Austria.....           --   14,194,786   --      14,194,786
           Belgium.....    4,236,232  122,970,952   --     127,207,184
           Canada......  847,673,139           --   --     847,673,139
           Denmark.....           --  143,350,002   --     143,350,002
           Finland.....    2,202,162   74,900,822   --      77,102,984
           France......    4,519,004  868,750,182   --     873,269,186
           Germany.....   65,809,417  696,292,398   --     762,101,815
           Hong Kong...           --  301,807,537   --     301,807,537
           Ireland.....    6,015,287   20,106,494   --      26,121,781
           Israel......      851,655   34,278,584   --      35,130,239

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks (Continued)
  Italy....................... $   22,010,100 $  124,350,784   --    $   146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)


                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AMBEV SA ADR........................................  4,741,571 $ 30,014,144            0.7%
    Cielo SA............................................  1,033,020   14,379,553            0.3%
    Other Securities....................................             208,131,208            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             252,524,905            5.8%
                                                                    ------------           -----

CANADA -- (0.0%)
    Other Securities....................................                 423,433            0.0%
                                                                    ------------           -----

CHILE -- (1.6%)
    Other Securities....................................              72,741,820            1.7%
                                                                    ------------           -----

CHINA -- (16.3%)
    Bank of China, Ltd. Class H......................... 56,936,100   39,012,786            0.9%
    China Construction Bank Corp. Class H............... 61,526,590   59,725,981            1.4%
    China Life Insurance Co., Ltd. ADR..................    308,012   22,383,232            0.5%
    China Mobile, Ltd...................................    918,661   65,619,955            1.5%
    China Overseas Land & Investment, Ltd...............  3,276,000   13,624,759            0.3%
#   CNOOC, Ltd. ADR.....................................    127,716   21,871,365            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 64,483,185   56,102,613            1.3%
#   PetroChina Co., Ltd. ADR............................    125,562   16,187,453            0.4%
    Ping An Insurance Group Co. of China, Ltd. Class H..  1,337,500   19,196,585            0.4%
    Tencent Holdings, Ltd...............................  3,916,400   80,830,072            1.8%
    Other Securities....................................             347,929,096            7.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             742,483,897           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              26,230,019            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,815,968            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,532,068            0.1%
                                                                    ------------           -----

GREECE -- (0.4%)
    Other Securities....................................              19,149,070            0.4%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,506,605            0.3%
                                                                    ------------           -----

INDIA -- (8.6%)
    HDFC Bank, Ltd......................................  1,530,953   23,924,123            0.6%
    Infosys, Ltd........................................    440,014   13,439,946            0.3%
    Reliance Industries, Ltd............................  1,163,780   15,832,506            0.4%
    Tata Consultancy Services, Ltd......................    534,716   20,809,187            0.5%
    Other Securities....................................             319,057,572            7.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             393,063,334            9.0%
                                                                    ------------           -----

INDONESIA -- (2.8%)
    Other Securities....................................             129,377,156            3.0%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (4.1%)
#   Public Bank Bhd...........................  2,808,914 $ 15,356,169            0.4%
    Other Securities..........................             173,015,140            3.9%
                                                          ------------           -----
TOTAL MALAYSIA................................             188,371,309            4.3%
                                                          ------------           -----

MEXICO -- (4.9%)
    America Movil S.A.B. de C.V. Series L..... 39,883,990   41,802,539            1.0%
*   Cemex S.A.B. de C.V. Sponsored ADR........  1,626,890   15,650,679            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   16,229,770            0.4%
    Grupo Mexico S.A.B. de C.V. Series B......  4,297,411   13,279,902            0.3%
#*  Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,614,468            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  5,695,705   13,402,096            0.3%
    Other Securities..........................             104,209,021            2.3%
                                                          ------------           -----
TOTAL MEXICO..................................             223,188,475            5.1%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              13,386,411            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities..........................              69,001,020            1.6%
                                                          ------------           -----

POLAND -- (1.8%)
    KGHM Polska Miedz SA......................    376,746   13,209,656            0.3%
    Other Securities..........................              70,291,015            1.6%
                                                          ------------           -----
TOTAL POLAND..................................              83,500,671            1.9%
                                                          ------------           -----

RUSSIA -- (2.2%)
    Gazprom OAO Sponsored ADR.................  5,965,736   34,952,937            0.8%
    Lukoil OAO Sponsored ADR..................    266,454   13,630,589            0.3%
    Other Securities..........................              49,127,790            1.1%
                                                          ------------           -----
TOTAL RUSSIA..................................              97,711,316            2.2%
                                                          ------------           -----

SOUTH AFRICA -- (8.4%)
    Bidvest Group, Ltd. (The).................    576,359   15,621,670            0.4%
    FirstRand, Ltd............................  3,475,911   16,604,749            0.4%
    MTN Group, Ltd............................  1,959,760   39,349,851            0.9%
    Naspers, Ltd. Class N.....................    330,032   51,777,327            1.2%
    Sanlam, Ltd...............................  2,058,901   13,316,179            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   24,516,919            0.6%
    Standard Bank Group, Ltd..................  1,306,010   19,143,405            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   19,454,345            0.4%
    Other Securities..........................             181,871,563            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             381,656,008            8.7%
                                                          ------------           -----

SOUTH KOREA -- (14.5%)
    Hana Financial Group, Inc.................    460,897   13,566,907            0.3%
    Hyundai Motor Co..........................    164,981   25,892,299            0.6%
#   NAVER Corp................................     31,665   19,147,137            0.4%
    Samsung Electronics Co., Ltd..............     82,708  108,500,799            2.5%
    Samsung Electronics Co., Ltd. GDR.........     49,372   32,377,547            0.7%
#   Shinhan Financial Group Co., Ltd..........    344,099   14,241,620            0.3%
    SK Holdings Co., Ltd......................     78,528   13,521,610            0.3%
    SK Hynix, Inc.............................    658,214   28,161,721            0.6%
    Other Securities..........................             404,262,086            9.3%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             659,671,726           15.0%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
SPAIN -- (0.0%)
      Other Securities.............................            $    1,780,222            0.0%
                                                               --------------          ------

TAIWAN -- (14.5%)
      Fubon Financial Holding Co., Ltd.............  7,334,233     15,772,672            0.4%
      Hon Hai Precision Industry Co., Ltd.......... 12,085,302     36,212,960            0.8%
#     MediaTek, Inc................................  1,088,995     13,998,148            0.3%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    121,265,763            2.8%
      Other Securities.............................               471,057,849           10.7%
                                                               --------------          ------
TOTAL TAIWAN.......................................               658,307,392           15.0%
                                                               --------------          ------

THAILAND -- (2.5%)
      PTT PCL......................................  1,294,700     13,981,896            0.3%
      Other Securities.............................                97,793,372            2.3%
                                                               --------------          ------
TOTAL THAILAND.....................................               111,775,268            2.6%
                                                               --------------          ------

TURKEY -- (1.5%)
      Other Securities.............................                67,078,294            1.5%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,217,276,387           96.2%
                                                               --------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
      Banco Bradesco SA............................  2,812,914     30,024,831            0.7%
      Itau Unibanco Holding SA.....................  3,144,864     40,216,934            0.9%
*     Petroleo Brasileiro SA Sponsored ADR.........  1,791,306     15,548,536            0.4%
      Other Securities.............................                49,759,590            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               135,549,891            3.1%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   319,799            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,736,975            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               140,606,665            3.2%
                                                               --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.............................                    39,220            0.0%
                                                               --------------          ------

                                                                  Value+
                                                        -         ------             -
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............... 16,320,475    188,827,897            4.3%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,236,138,647)..........................              $4,546,750,169          103.7%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  252,524,905             --   --    $  252,524,905
  Canada......................        423,433             --   --           423,433
  Chile.......................     72,741,820             --   --        72,741,820
  China.......................    158,844,860 $  583,639,037   --       742,483,897
  Colombia....................     26,230,019             --   --        26,230,019
  Czech Republic..............             --      8,815,968   --         8,815,968
  Egypt.......................      1,123,619      4,408,449   --         5,532,068
  Greece......................      1,737,439     17,411,631   --        19,149,070
  Hungary.....................             --     11,506,605   --        11,506,605
  India.......................     39,689,917    353,373,417   --       393,063,334
  Indonesia...................      2,487,008    126,890,148   --       129,377,156
  Malaysia....................             --    188,371,309   --       188,371,309
  Mexico......................    223,188,475             --   --       223,188,475
  Peru........................     13,386,411             --   --        13,386,411
  Philippines.................      2,988,792     66,012,228   --        69,001,020
  Poland......................             --     83,500,671   --        83,500,671
  Russia......................      1,835,385     95,875,931   --        97,711,316
  South Africa................     44,509,358    337,146,650   --       381,656,008
  South Korea.................     19,907,899    639,763,827   --       659,671,726
  Spain.......................      1,780,222             --   --         1,780,222
  Taiwan......................     17,765,252    640,542,140   --       658,307,392
  Thailand....................    111,775,268             --   --       111,775,268
  Turkey......................        816,648     66,261,646   --        67,078,294
Preferred Stocks
  Brazil......................    135,549,891             --   --       135,549,891
  Chile.......................        319,799             --   --           319,799
  Colombia....................      4,736,975             --   --         4,736,975
Bonds
  India.......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                   The DFA
                                                                                International  The Emerging
                                                                                Value Series* Markets Series*
                                                                                ------------- ---------------
ASSETS:
Investments at Value (including $1,157,398 and $282,593 of securities on loan,
 respectively).................................................................  $ 9,946,140    $4,357,922
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......    1,137,773       188,828
Foreign Currencies at Value....................................................       15,194        14,796
Cash...........................................................................       12,303        12,047
Receivables:
  Investment Securities Sold...................................................       14,241           664
  Dividends and Tax Reclaims...................................................       38,821         5,098
  Securities Lending Income....................................................        1,830           531
Unrealized Gain on Foreign Currency Contracts..................................           --            19
Prepaid Expenses and Other Assets..............................................           19            10
                                                                                 -----------    ----------
     Total Assets..............................................................   11,166,321     4,579,915
                                                                                 -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................    1,137,773       188,828
  Investment Securities Purchased..............................................        7,672         5,035
  Due to Advisor...............................................................        1,624           353
Unrealized Loss on Foreign Currency Contracts..................................           67             4
Accrued Expenses and Other Liabilities.........................................          558           315
                                                                                 -----------    ----------
     Total Liabilities.........................................................    1,147,694       194,535
                                                                                 -----------    ----------
NET ASSETS.....................................................................  $10,018,627    $4,385,380
                                                                                 ===========    ==========
Investments at Cost............................................................  $ 8,613,854    $3,047,311
                                                                                 ===========    ==========
Foreign Currencies at Cost.....................................................  $    14,837    $   14,615
                                                                                 ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                            The DFA
                                                                         International  The Emerging
                                                                         Value Series  Markets Series
                                                                         ------------- --------------
Investment Income
  Dividends (Net of Taxes Withheld of $12,775 and $4,395, respectively).   $156,645       $ 31,791
  Interest..............................................................         --              6
  Income from Securities Lending........................................      4,292          2,529
                                                                           --------       --------
     Total Investment Income............................................    160,937         34,326
                                                                           --------       --------
Expenses
  Investment Advisory Services Fees.....................................      9,382          2,076
  Accounting & Transfer Agent Fees......................................        243            111
  Custodian Fees........................................................        439            893
  Shareholders' Reports.................................................         10              4
  Directors'/Trustees' Fees & Expenses..................................         35             15
  Professional Fees.....................................................         90             64
  Other.................................................................         47             19
                                                                           --------       --------
     Total Expenses.....................................................     10,246          3,182
                                                                           --------       --------
  Fees Paid Indirectly (Note C).........................................         (9)           (11)
                                                                           --------       --------
  Net Expenses..........................................................     10,237          3,171
                                                                           --------       --------
  Net Investment Income (Loss)..........................................    150,700         31,155
                                                                           --------       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    148,593         (7,327)
    Futures.............................................................         --          2,468
    Foreign Currency Transactions.......................................     (4,540)        (1,048)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................    275,751         86,790
    Translation of Foreign Currency Denominated Amounts.................      1,045             30
                                                                           --------       --------
  Net Realized and Unrealized Gain (Loss)...............................    420,849         80,913
                                                                           --------       --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........   $571,549       $112,068
                                                                           ========       ========

----------
* Net of foreign capital gain taxes withheld of $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                The DFA International    The Emerging Markets
                                                                     Value Series               Series
                                                               -----------------------  ----------------------
                                                               Six Months      Year     Six Months     Year
                                                                  Ended       Ended        Ended      Ended
                                                                April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                  2015         2014        2015        2014
                                                               -----------  ----------  ----------- ----------
                                                               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   150,700  $  419,781  $   31,155  $   99,780
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     148,593     173,096      (7,327)    (24,811)
    Futures...................................................          --          --       2,468          --
    Foreign Currency Transactions.............................      (4,540)     (1,763)     (1,048)       (653)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     275,751    (672,491)     86,790      12,344
    Translation of Foreign Currency Denominated Amounts.......       1,045      (1,379)         30         (12)
                                                               -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     571,549     (82,756)    112,068      86,648
                                                               -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................     472,098   1,022,273     428,908     527,157
  Withdrawals.................................................    (368,686)   (387,981)   (341,047)   (194,514)
                                                               -----------  ----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     103,412     634,292      87,861     332,643
                                                               -----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................     674,961     551,536     199,929     419,291
Net Assets
  Beginning of Period.........................................   9,343,666   8,792,130   4,185,451   3,766,160
  End of Period............................................... $10,018,627  $9,343,666  $4,385,380  $4,185,451
                                                               ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                   The DFA International Value Series+
                                                              -----------------------------------------------------------------
                                                                Six Months        Year        Year        Year         Year
                                                                   Ended         Ended       Ended       Ended        Ended
                                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2015           2014        2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Total Return.................................................        5.89%(C)      (0.72)%      28.18%       3.17%      (8.04)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................        0.22%(D)       0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.22%(D)       0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........        3.21%(D)       4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................           9%(C)         17%          15%         14%          9%
--------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2010
-------------------------------------------------------------------------

Total Return.................................................      11.13%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $6,919,633
Ratio of Expenses to Average Net Assets......................       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.24%
Ratio of Net Investment Income to Average Net Assets.........       2.55%
Portfolio Turnover Rate......................................         20%
-------------------------------------------------------------------------

                                                                                     The Emerging Markets Series+
                                                              ---------------------------------------------------------------
                                                               Six Months       Year        Year        Year         Year
                                                                  Ended        Ended       Ended       Ended        Ended
                                                                April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015          2014        2013        2012         2011
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Total Return.................................................       2.51%(D)       1.74%       6.99%       4.55%      (6.44)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,385,380     $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets......................       0.15%(E)       0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%(E)       0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       1.50%(E)       2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate......................................          5%(D)          5%          4%          5%         16%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2010
-------------------------------------------------------------------------

Total Return.................................................      27.04%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,529,493
Ratio of Expenses to Average Net Assets......................       0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.19%
Ratio of Net Investment Income to Average Net Assets.........       2.18%
Portfolio Turnover Rate......................................         12%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognizes transfers between the levels as of the end of the period. As of April 30, 2015, The Emerging Markets Series had significant transfers of securities with a total value of $308,851 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3.  Deferred Compensation Plan:   Each eligible Director/Trustee of the
Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $ 9
                 The Emerging Markets Series........     11

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $301
                    The Emerging Markets Series........  112

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                Purchases   Sales
                                                ---------- --------
            The DFA International Value Series. $1,099,991 $865,669
            The Emerging Markets Series........    334,449  221,180

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                     Federal    Unrealized   Unrealized   Appreciation
                                     Tax Cost  Appreciation Depreciation (Depreciation)
                                    ---------- ------------ ------------ --------------
The DFA International Value Series. $9,766,477  $1,937,162   $(619,726)    $1,317,436
The Emerging Markets Series........  3,250,119   1,627,866    (331,235)     1,296,631

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                               Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                               Equity
                                               Total          Contracts
                                                   ------     ---------
                 The Emerging Markets Series*. $2,468          $2,468

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.87%       $ 4,061         12         $1        $18,742
The Emerging Markets Series........     0.86%        13,853          9          3         73,594

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. The DFA International Value Series and The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $71,641 and $114,557 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series and The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series and The Emerging Markets Series. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management

Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Master Fund is equal to the rate charged under each Master Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-011S
 [LOGO]                                                              00147362

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------   ----------------------------------------
U.S. Large Company Portfolio           Series of Registrant

The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                       Portfolio II, U.S. Large Cap Value
                                       Portfolio III and LWAS/DFA U.S. High
                                       Book to Market Portfolio

The DFA International Value Series     Master fund for DFA International Value
                                       Portfolio, DFA International Value
                                       Portfolio II, DFA International Value
                                       Portfolio III and DFA International
                                       Value Portfolio IV

The Emerging Markets Series            Master fund for Emerging Markets
                                       Portfolio II

The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
Series                                 Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                           --------- ----------- ---------------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (12.0%)
*   Amazon.com, Inc.                         119,213 $50,281,659       0.9%
*   AutoNation, Inc.                          23,415   1,441,193       0.0%
*   AutoZone, Inc.                             9,986   6,717,183       0.1%
#*  Bed Bath & Beyond, Inc.                   58,105   4,094,078       0.1%
#   Best Buy Co., Inc.                        91,142   3,158,070       0.1%
    BorgWarner, Inc.                          70,889   4,196,629       0.1%
#   Cablevision Systems Corp. Class A         68,697   1,372,566       0.0%
#*  CarMax, Inc.                              65,747   4,478,028       0.1%
    Carnival Corp.                           141,017   6,200,518       0.1%
    CBS Corp. Class B                        143,224   8,898,507       0.2%
*   Chipotle Mexican Grill, Inc.               9,712   6,034,454       0.1%
#   Coach, Inc.                               86,353   3,299,548       0.1%
    Comcast Corp. Class A                    795,516  45,949,004       0.8%
    Darden Restaurants, Inc.                  38,826   2,475,934       0.0%
    Delphi Automotive P.L.C.                  90,876   7,542,708       0.1%
*   DIRECTV                                  157,409  14,277,783       0.2%
*   Discovery Communications, Inc.            84,605   2,557,609       0.0%
#*  Discovery Communications, Inc. Class A    46,533   1,505,808       0.0%
    Dollar General Corp.                      94,992   6,906,868       0.1%
*   Dollar Tree, Inc.                         64,383   4,919,505       0.1%
    DR Horton, Inc.                          104,100   2,644,140       0.0%
#   Expedia, Inc.                             30,944   2,915,853       0.1%
    Family Dollar Stores, Inc.                30,190   2,359,047       0.0%
    Ford Motor Co.                         1,238,462  19,567,700       0.3%
#*  Fossil Group, Inc.                        13,932   1,170,009       0.0%
#   GameStop Corp. Class A                    34,037   1,311,786       0.0%
    Gannett Co., Inc.                         70,988   2,436,308       0.0%
#   Gap, Inc. (The)                           83,018   3,290,834       0.1%
#   Garmin, Ltd.                              37,754   1,706,103       0.0%
    General Motors Co.                       423,484  14,847,349       0.3%
#   Genuine Parts Co.                         47,805   4,295,279       0.1%
    Goodyear Tire & Rubber Co. (The)          84,326   2,391,907       0.0%
#   H&R Block, Inc.                           86,170   2,605,781       0.0%
    Hanesbrands, Inc.                        125,476   3,899,794       0.1%
    Harley-Davidson, Inc.                     66,220   3,722,226       0.1%
    Harman International Industries, Inc.     21,485   2,801,214       0.1%
#   Hasbro, Inc.                              35,016   2,478,783       0.0%
    Home Depot, Inc. (The)                   412,564  44,136,097       0.8%
    Interpublic Group of Cos., Inc. (The)    129,073   2,689,881       0.0%
    Johnson Controls, Inc.                   205,775  10,366,945       0.2%
#   Kohl's Corp.                              63,242   4,531,289       0.1%
    L Brands, Inc.                            76,968   6,877,861       0.1%
#   Leggett & Platt, Inc.                     43,237   1,836,275       0.0%
#   Lennar Corp. Class A                      55,884   2,559,487       0.0%
    Lowe's Cos., Inc.                        304,582  20,973,517       0.4%
#   Macy's, Inc.                             106,629   6,891,432       0.1%
#   Marriott International, Inc. Class A      64,931   5,197,727       0.1%
#   Mattel, Inc.                             105,856   2,980,905       0.1%
    McDonald's Corp.                         300,891  29,051,026       0.5%
#*  Michael Kors Holdings, Ltd.               62,849   3,887,839       0.1%
*   Mohawk Industries, Inc.                   19,428   3,370,758       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Netflix, Inc.                                 18,940 $ 10,540,110       0.2%
    Newell Rubbermaid, Inc.                       84,872    3,236,169       0.1%
*   News Corp. Class A                           156,271    2,465,956       0.0%
    NIKE, Inc. Class B                           219,079   21,653,768       0.4%
    Nordstrom, Inc.                               44,040    3,327,662       0.1%
*   O'Reilly Automotive, Inc.                     31,823    6,932,004       0.1%
#   Omnicom Group, Inc.                           77,239    5,851,627       0.1%
*   Priceline Group, Inc. (The)                   16,260   20,126,791       0.3%
    PulteGroup, Inc.                             103,743    2,002,240       0.0%
#   PVH Corp.                                     25,809    2,667,360       0.0%
    Ralph Lauren Corp.                            18,836    2,512,911       0.0%
    Ross Stores, Inc.                             64,800    6,407,424       0.1%
    Royal Caribbean Cruises, Ltd.                 51,567    3,509,650       0.1%
#   Scripps Networks Interactive, Inc. Class A    30,466    2,128,355       0.0%
#   Staples, Inc.                                200,513    3,272,372       0.1%
    Starbucks Corp.                              469,470   23,276,323       0.4%
    Starwood Hotels & Resorts Worldwide, Inc.     53,751    4,619,899       0.1%
    Target Corp.                                 199,410   15,719,490       0.3%
#   Tiffany & Co.                                 35,232    3,082,095       0.1%
    Time Warner Cable, Inc.                       87,940   13,676,429       0.2%
    Time Warner, Inc.                            260,006   21,947,107       0.4%
    TJX Cos., Inc. (The)                         213,729   13,794,070       0.2%
#   Tractor Supply Co.                            42,637    3,669,340       0.1%
#*  TripAdvisor, Inc.                             34,901    2,809,182       0.1%
#   Twenty-First Century Fox, Inc. Class A       572,430   19,508,415       0.3%
#*  Under Armour, Inc. Class A                    52,235    4,050,824       0.1%
#*  Urban Outfitters, Inc.                        31,410    1,257,656       0.0%
    VF Corp.                                     107,180    7,763,047       0.1%
    Viacom, Inc. Class B                         114,326    7,939,941       0.1%
    Walt Disney Co. (The)                        489,506   53,219,092       0.9%
    Whirlpool Corp.                               24,451    4,293,596       0.1%
    Wyndham Worldwide Corp.                       37,742    3,223,167       0.1%
    Wynn Resorts, Ltd.                            25,360    2,816,735       0.1%
    Yum! Brands, Inc.                            135,593   11,655,574       0.2%
                                                         ------------      ----
Total Consumer Discretionary                              721,059,185      12.5%
                                                         ------------      ----
Consumer Staples -- (9.2%)
    Altria Group, Inc.                           616,522   30,856,926       0.5%
    Archer-Daniels-Midland Co.                   198,573    9,706,248       0.2%
#   Brown-Forman Corp. Class B                    48,784    4,401,780       0.1%
#   Campbell Soup Co.                             55,748    2,492,493       0.0%
#   Clorox Co. (The)                              41,067    4,357,209       0.1%
    Coca-Cola Co. (The)                        1,230,221   49,897,764       0.8%
    Coca-Cola Enterprises, Inc.                   67,931    3,016,816       0.1%
    Colgate-Palmolive Co.                        266,936   17,959,454       0.3%
    ConAgra Foods, Inc.                          133,339    4,820,205       0.1%
*   Constellation Brands, Inc. Class A            52,695    6,109,458       0.1%
    Costco Wholesale Corp.                       137,740   19,703,707       0.3%
    CVS Health Corp.                             352,276   34,977,484       0.6%
    Dr Pepper Snapple Group, Inc.                 60,410    4,505,378       0.1%
    Estee Lauder Cos., Inc. (The) Class A         69,833    5,676,725       0.1%
    General Mills, Inc.                          189,012   10,459,924       0.2%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
    Hershey Co. (The)                        46,319 $  4,257,642       0.1%
    Hormel Foods Corp.                       42,135    2,290,037       0.0%
    JM Smucker Co. (The)                     30,555    3,541,936       0.1%
#   Kellogg Co.                              79,257    5,019,346       0.1%
    Keurig Green Mountain, Inc.              37,961    4,417,522       0.1%
    Kimberly-Clark Corp.                    114,415   12,550,181       0.2%
    Kraft Foods Group, Inc.                 184,078   15,600,611       0.3%
    Kroger Co. (The)                        153,816   10,599,461       0.2%
    Lorillard, Inc.                         112,718    7,874,479       0.1%
#   McCormick & Co., Inc.                    40,156    3,023,747       0.1%
    Mead Johnson Nutrition Co.               63,333    6,074,901       0.1%
    Molson Coors Brewing Co. Class B         50,046    3,678,881       0.1%
    Mondelez International, Inc. Class A    516,392   19,813,961       0.3%
*   Monster Beverage Corp.                   45,774    6,276,073       0.1%
    PepsiCo, Inc.                           464,076   44,142,909       0.7%
    Philip Morris International, Inc.       484,288   40,423,519       0.7%
    Procter & Gamble Co. (The)              845,431   67,220,219       1.1%
    Reynolds American, Inc.                  96,469    7,071,178       0.1%
    Sysco Corp.                             185,441    6,866,880       0.1%
    Tyson Foods, Inc. Class A                91,439    3,611,841       0.1%
    Wal-Mart Stores, Inc.                   494,441   38,591,120       0.7%
    Walgreens Boots Alliance, Inc.          272,985   22,638,646       0.4%
    Whole Foods Market, Inc.                112,942    5,394,110       0.1%
                                                    ------------       ---
Total Consumer Staples                               549,920,771       9.5%
                                                    ------------       ---
Energy -- (8.2%)
    Anadarko Petroleum Corp.                158,614   14,925,577       0.3%
    Apache Corp.                            117,970    8,069,148       0.1%
    Baker Hughes, Inc.                      136,034    9,312,888       0.2%
    Cabot Oil & Gas Corp.                   129,349    4,374,583       0.1%
*   Cameron International Corp.              60,647    3,324,669       0.1%
#   Chesapeake Energy Corp.                 161,859    2,552,516       0.0%
    Chevron Corp.                           588,616   65,371,693       1.1%
    Cimarex Energy Co.                       27,423    3,411,421       0.1%
    ConocoPhillips                          385,526   26,184,926       0.5%
#   CONSOL Energy, Inc.                      72,011    2,338,917       0.0%
    Devon Energy Corp.                      120,978    8,251,909       0.1%
#   Diamond Offshore Drilling, Inc.          20,966      701,732       0.0%
    Ensco P.L.C. Class A                     73,335    2,000,579       0.0%
    EOG Resources, Inc.                     171,698   16,989,517       0.3%
    EQT Corp.                                47,552    4,276,827       0.1%
    Exxon Mobil Corp.                     1,313,205  114,734,721       2.0%
*   FMC Technologies, Inc.                   72,457    3,195,354       0.1%
    Halliburton Co.                         266,001   13,020,749       0.2%
#   Helmerich & Payne, Inc.                  33,698    2,627,433       0.0%
    Hess Corp.                               76,062    5,849,168       0.1%
#   Kinder Morgan, Inc.                     533,473   22,912,665       0.4%
    Marathon Oil Corp.                      211,301    6,571,461       0.1%
    Marathon Petroleum Corp.                 85,486    8,426,355       0.2%
#   Murphy Oil Corp.                         52,223    2,486,337       0.0%
    National Oilwell Varco, Inc.            128,336    6,982,762       0.1%
*   Newfield Exploration Co.                 50,251    1,971,849       0.0%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Energy -- (Continued)
#   Noble Corp. P.L.C.                               76,033 $  1,316,131       0.0%
    Noble Energy, Inc.                              121,080    6,141,178       0.1%
    Occidental Petroleum Corp.                      241,231   19,322,603       0.3%
    ONEOK, Inc.                                      65,243    3,138,188       0.1%
    Phillips 66                                     170,149   13,494,517       0.2%
#   Pioneer Natural Resources Co.                    46,635    8,057,595       0.1%
    QEP Resources, Inc.                              50,753    1,141,943       0.0%
#   Range Resources Corp.                            51,915    3,299,717       0.1%
    Schlumberger, Ltd.                              399,254   37,773,421       0.7%
#*  Southwestern Energy Co.                         120,366    3,373,859       0.1%
#   Spectra Energy Corp.                            210,094    7,826,002       0.1%
    Tesoro Corp.                                     39,102    3,356,125       0.1%
#   Transocean, Ltd.                                106,617    2,006,532       0.0%
    Valero Energy Corp.                             161,193    9,171,882       0.2%
    Williams Cos., Inc. (The)                       210,725   10,787,013       0.2%
                                                            ------------       ---
Total Energy                                                 491,072,462       8.5%
                                                            ------------       ---
Financials -- (13.2%)
    ACE, Ltd.                                       102,479   10,964,228       0.2%
*   Affiliated Managers Group, Inc.                  17,092    3,865,014       0.1%
    Aflac, Inc.                                     137,405    8,662,011       0.2%
#   Allstate Corp. (The)                            130,368    9,081,435       0.2%
    American Express Co.                            274,397   21,252,048       0.4%
    American International Group, Inc.              429,660   24,185,561       0.4%
    Ameriprise Financial, Inc.                       57,138    7,158,249       0.1%
    Aon P.L.C.                                       87,736    8,442,835       0.1%
    Assurant, Inc.                                   21,641    1,330,056       0.0%
    Bank of America Corp.                         3,293,294   52,462,173       0.9%
    Bank of New York Mellon Corp. (The)             348,719   14,764,762       0.3%
    BB&T Corp.                                      225,657    8,640,406       0.2%
*   Berkshire Hathaway, Inc. Class B                570,930   80,621,025       1.4%
    BlackRock, Inc.                                  39,715   14,453,877       0.3%
    Capital One Financial Corp.                     172,683   13,961,420       0.2%
*   CBRE Group, Inc. Class A                         87,576    3,357,664       0.1%
    Charles Schwab Corp. (The)                      361,190   11,016,295       0.2%
    Chubb Corp. (The)                                72,273    7,108,050       0.1%
#   Cincinnati Financial Corp.                       46,231    2,341,138       0.0%
    Citigroup, Inc.                                 949,788   50,642,696       0.9%
    CME Group, Inc.                                  99,274    9,024,999       0.2%
#   Comerica, Inc.                                   55,838    2,647,280       0.0%
    Discover Financial Services                     140,015    8,116,669       0.1%
*   E*TRADE Financial Corp.                          90,378    2,601,983       0.0%
    Fifth Third Bancorp                             255,073    5,101,460       0.1%
    Franklin Resources, Inc.                        122,643    6,323,473       0.1%
#*  Genworth Financial, Inc. Class A                155,976    1,371,029       0.0%
    Goldman Sachs Group, Inc. (The)                 126,831   24,912,145       0.4%
    Hartford Financial Services Group, Inc. (The)   131,784    5,372,834       0.1%
    Hudson City Bancorp, Inc.                       150,806    1,402,496       0.0%
    Huntington Bancshares, Inc.                     253,567    2,753,738       0.0%
    Intercontinental Exchange, Inc.                  35,066    7,873,369       0.1%
    Invesco, Ltd.                                   134,375    5,565,812       0.1%
    JPMorgan Chase & Co.                          1,167,199   73,837,009       1.3%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Financials -- (Continued)
    KeyCorp                                    267,771 $  3,869,291       0.1%
    Legg Mason, Inc.                            30,960    1,630,044       0.0%
    Leucadia National Corp.                     98,604    2,343,817       0.0%
    Lincoln National Corp.                      80,267    4,534,283       0.1%
    Loews Corp.                                 93,462    3,891,758       0.1%
#   M&T Bank Corp.                              41,610    4,979,469       0.1%
    Marsh & McLennan Cos., Inc.                168,672    9,472,619       0.2%
    McGraw Hill Financial, Inc.                 85,623    8,930,479       0.2%
    MetLife, Inc.                              349,830   17,942,781       0.3%
    Moody's Corp.                               55,665    5,985,101       0.1%
    Morgan Stanley                             482,668   18,008,343       0.3%
    NASDAQ OMX Group, Inc. (The)                36,920    1,795,420       0.0%
    Navient Corp.                              125,645    2,455,103       0.0%
    Northern Trust Corp.                        68,711    5,026,210       0.1%
#   People's United Financial, Inc.             96,553    1,458,916       0.0%
    PNC Financial Services Group, Inc. (The)   163,009   14,952,816       0.3%
    Principal Financial Group, Inc.             85,630    4,377,406       0.1%
    Progressive Corp. (The)                    167,780    4,473,015       0.1%
    Prudential Financial, Inc.                 142,131   11,597,890       0.2%
    Regions Financial Corp.                    420,411    4,132,640       0.1%
    State Street Corp.                         129,070    9,953,878       0.2%
    SunTrust Banks, Inc.                       164,214    6,814,881       0.1%
#   T Rowe Price Group, Inc.                    81,624    6,626,236       0.1%
#   Torchmark Corp.                             39,758    2,230,821       0.0%
    Travelers Cos., Inc. (The)                 100,609   10,172,576       0.2%
    U.S. Bancorp.                              557,626   23,905,427       0.4%
    Unum Group                                  78,711    2,688,768       0.0%
    Wells Fargo & Co.                        1,467,823   80,877,047       1.4%
    XL Group P.L.C.                             79,906    2,962,914       0.1%
#   Zions Bancorporation                        63,531    1,800,151       0.0%
                                                       ------------      ----
Total Financials                                        791,105,339      13.7%
                                                       ------------      ----
Health Care -- (14.1%)
    Abbott Laboratories                        472,406   21,929,086       0.4%
    AbbVie, Inc.                               498,988   32,264,564       0.5%
*   Actavis P.L.C.                             122,246   34,578,504       0.6%
    Aetna, Inc.                                110,104   11,766,814       0.2%
    Agilent Technologies, Inc.                 105,130    4,349,228       0.1%
*   Alexion Pharmaceuticals, Inc.               63,286   10,709,890       0.2%
    AmerisourceBergen Corp.                     65,313    7,465,276       0.1%
    Amgen, Inc.                                237,572   37,514,994       0.6%
    Anthem, Inc.                                83,521   12,605,824       0.2%
    Baxter International, Inc.                 169,862   11,676,314       0.2%
#   Becton Dickinson and Co.                    65,362    9,207,545       0.2%
*   Biogen, Inc.                                73,449   27,464,785       0.5%
*   Boston Scientific Corp.                    416,535    7,422,654       0.1%
    Bristol-Myers Squibb Co.                   520,349   33,161,842       0.6%
    Cardinal Health, Inc.                      103,352    8,716,708       0.1%
*   Celgene Corp.                              250,636   27,083,726       0.5%
*   Cerner Corp.                                95,454    6,854,552       0.1%
    Cigna Corp.                                 80,909   10,084,498       0.2%
    CR Bard, Inc.                               23,248    3,872,652       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Health Care -- (Continued)
*   DaVita HealthCare Partners, Inc.            54,047 $  4,383,212       0.1%
    DENTSPLY International, Inc.                43,855    2,236,605       0.0%
*   Edwards Lifesciences Corp.                  33,761    4,275,831       0.1%
    Eli Lilly & Co.                            306,105   21,999,766       0.4%
#*  Endo International P.L.C.                   55,572    4,671,660       0.1%
#*  Express Scripts Holding Co.                227,565   19,661,616       0.3%
*   Gilead Sciences, Inc.                      466,278   46,865,602       0.8%
*   HCA Holdings, Inc.                          92,167    6,821,280       0.1%
#*  Henry Schein, Inc.                          26,235    3,596,818       0.1%
*   Hospira, Inc.                               53,663    4,684,243       0.1%
    Humana, Inc.                                46,837    7,756,207       0.1%
*   Intuitive Surgical, Inc.                    11,458    5,682,939       0.1%
    Johnson & Johnson                          870,470   86,350,624       1.5%
*   Laboratory Corp. of America Holdings        31,400    3,754,184       0.1%
#*  Mallinckrodt P.L.C.                         36,466    4,127,222       0.1%
    McKesson Corp.                              72,895   16,284,743       0.3%
    Medtronic P.L.C.                           446,137   33,214,900       0.6%
    Merck & Co., Inc.                          888,535   52,921,145       0.9%
#*  Mylan NV                                   127,351    9,202,383       0.1%
#   Patterson Cos., Inc.                        26,843    1,260,413       0.0%
    PerkinElmer, Inc.                           35,384    1,813,784       0.0%
    Perrigo Co. P.L.C.                          44,078    8,078,616       0.1%
    Pfizer, Inc.                             1,918,722   65,102,237       1.1%
#   Quest Diagnostics, Inc.                     45,179    3,226,684       0.1%
*   Regeneron Pharmaceuticals, Inc.             23,096   10,565,496       0.2%
    St Jude Medical, Inc.                       88,059    6,168,533       0.1%
    Stryker Corp.                               93,673    8,640,397       0.1%
#*  Tenet Healthcare Corp.                      30,805    1,474,327       0.0%
    Thermo Fisher Scientific, Inc.             124,218   15,611,718       0.3%
    UnitedHealth Group, Inc.                   298,567   33,260,364       0.6%
    Universal Health Services, Inc. Class B     28,498    3,332,841       0.1%
#*  Varian Medical Systems, Inc.                31,329    2,783,582       0.0%
*   Vertex Pharmaceuticals, Inc.                75,789    9,343,268       0.2%
*   Waters Corp.                                25,987    3,253,312       0.1%
    Zimmer Holdings, Inc.                       53,190    5,842,390       0.1%
    Zoetis, Inc.                               156,779    6,964,123       0.1%
                                                       ------------      ----
Total Health Care                                       843,942,521      14.6%
                                                       ------------      ----
Industrials -- (9.9%)
    3M Co.                                     198,717   31,077,352       0.5%
#   ADT Corp. (The)                             53,526    2,012,578       0.0%
    Allegion P.L.C.                             29,993    1,834,072       0.0%
    American Airlines Group, Inc.              224,549   10,842,348       0.2%
    AMETEK, Inc.                                75,470    3,956,137       0.1%
    Boeing Co. (The)                           205,082   29,396,454       0.5%
    Caterpillar, Inc.                          189,769   16,487,131       0.3%
#   CH Robinson Worldwide, Inc.                 45,810    2,949,706       0.1%
#   Cintas Corp.                                30,474    2,436,396       0.0%
    CSX Corp.                                  310,110   11,191,870       0.2%
    Cummins, Inc.                               52,727    7,290,035       0.1%
    Danaher Corp.                              192,229   15,739,710       0.3%
#   Deere & Co.                                106,284    9,620,828       0.2%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
    Delta Air Lines, Inc.                           258,050 $11,519,352       0.2%
#   Dover Corp.                                      51,043   3,864,976       0.1%
    Dun & Bradstreet Corp. (The)                     11,258   1,437,309       0.0%
    Eaton Corp. P.L.C.                              148,580  10,211,903       0.2%
    Emerson Electric Co.                            214,512  12,619,741       0.2%
    Equifax, Inc.                                    37,407   3,625,860       0.1%
    Expeditors International of Washington, Inc.     60,031   2,751,221       0.0%
#   Fastenal Co.                                     85,103   3,627,090       0.1%
    FedEx Corp.                                      82,486  13,987,151       0.2%
#   Flowserve Corp.                                  42,151   2,467,098       0.0%
    Fluor Corp.                                      46,266   2,782,437       0.0%
    General Dynamics Corp.                           98,653  13,547,030       0.2%
    General Electric Co.                          3,150,957  85,327,915       1.5%
    Honeywell International, Inc.                   245,023  24,727,721       0.4%
    Illinois Tool Works, Inc.                       109,288  10,227,171       0.2%
    Ingersoll-Rand P.L.C.                            82,437   5,427,652       0.1%
#*  Jacobs Engineering Group, Inc.                   40,097   1,718,557       0.0%
#   Joy Global, Inc.                                 30,551   1,302,695       0.0%
#   Kansas City Southern                             34,566   3,542,669       0.1%
    L-3 Communications Holdings, Inc.                25,836   2,968,815       0.1%
    Lockheed Martin Corp.                            83,978  15,670,295       0.3%
    Masco Corp.                                     109,430   2,898,801       0.1%
    Nielsen NV                                       98,795   4,439,847       0.1%
    Norfolk Southern Corp.                           96,240   9,705,804       0.2%
    Northrop Grumman Corp.                           62,114   9,568,041       0.1%
    PACCAR, Inc.                                    110,986   7,252,935       0.1%
#   Pall Corp.                                       33,387   3,249,223       0.1%
#   Parker Hannifin Corp.                            44,597   5,323,098       0.1%
    Pentair P.L.C.                                   57,116   3,549,759       0.1%
    Pitney Bowes, Inc.                               63,025   1,409,869       0.0%
    Precision Castparts Corp.                        44,382   9,173,316       0.1%
*   Quanta Services, Inc.                            66,092   1,910,720       0.0%
#   Raytheon Co.                                     96,212  10,006,048       0.2%
    Republic Services, Inc.                          78,476   3,188,480       0.1%
    Robert Half International, Inc.                  42,303   2,345,701       0.0%
#   Rockwell Automation, Inc.                        42,420   5,031,012       0.1%
    Rockwell Collins, Inc.                           41,621   4,050,972       0.1%
    Roper Technologies, Inc.                         31,418   5,283,565       0.1%
    Ryder System, Inc.                               16,621   1,584,979       0.0%
    Snap-on, Inc.                                    18,194   2,720,913       0.0%
    Southwest Airlines Co.                          211,629   8,583,672       0.1%
    Stanley Black & Decker, Inc.                     49,278   4,863,739       0.1%
#*  Stericycle, Inc.                                 26,592   3,548,171       0.1%
    Textron, Inc.                                    86,667   3,811,615       0.1%
    Tyco International P.L.C.                       131,501   5,178,509       0.1%
    Union Pacific Corp.                             275,898  29,308,644       0.5%
    United Parcel Service, Inc. Class B             217,565  21,871,809       0.4%
#*  United Rentals, Inc.                             30,217   2,918,358       0.1%
    United Technologies Corp.                       258,704  29,427,580       0.5%
    Waste Management, Inc.                          133,675   6,620,923       0.1%
#   WW Grainger, Inc.                                18,791   4,668,248       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Industrials -- (Continued)
    Xylem, Inc.                                      56,994 $  2,109,918       0.0%
                                                            ------------      ----
Total Industrials                                            593,793,544      10.3%
                                                            ------------      ----
Information Technology -- (19.3%)
    Accenture P.L.C. Class A                        196,644   18,219,067       0.3%
*   Adobe Systems, Inc.                             148,980   11,331,419       0.2%
*   Akamai Technologies, Inc.                        55,986    4,130,647       0.1%
*   Alliance Data Systems Corp.                      19,662    5,845,709       0.1%
    Altera Corp.                                     94,199    3,926,214       0.1%
    Amphenol Corp. Class A                           97,111    5,377,036       0.1%
    Analog Devices, Inc.                             97,559    6,033,049       0.1%
    Apple, Inc.                                   1,823,517  228,213,153       3.9%
    Applied Materials, Inc.                         384,660    7,612,421       0.1%
*   Autodesk, Inc.                                   70,972    4,033,339       0.1%
    Automatic Data Processing, Inc.                 148,753   12,575,579       0.2%
    Avago Technologies, Ltd.                         80,328    9,388,737       0.2%
    Broadcom Corp. Class A                          170,648    7,543,495       0.1%
    CA, Inc.                                         99,811    3,170,995       0.1%
    Cisco Systems, Inc.                           1,598,108   46,073,454       0.8%
*   Citrix Systems, Inc.                             50,036    3,360,418       0.1%
*   Cognizant Technology Solutions Corp. Class A    190,849   11,172,300       0.2%
    Computer Sciences Corp.                          44,157    2,845,919       0.0%
    Corning, Inc.                                   398,011    8,330,370       0.1%
*   eBay, Inc.                                      344,728   20,083,853       0.3%
*   Electronic Arts, Inc.                            97,343    5,654,655       0.1%
    EMC Corp.                                       622,398   16,748,730       0.3%
#   Equinix, Inc.                                    17,680    4,524,842       0.1%
*   F5 Networks, Inc.                                22,580    2,755,212       0.0%
*   Facebook, Inc. Class A                          657,199   51,767,565       0.9%
    Fidelity National Information Services, Inc.     89,244    5,576,858       0.1%
*   First Solar, Inc.                                23,561    1,405,885       0.0%
*   Fiserv, Inc.                                     74,726    5,798,738       0.1%
    FLIR Systems, Inc.                               43,841    1,354,248       0.0%
*   Google, Inc. Class A                             89,400   49,060,038       0.8%
*   Google, Inc. Class C                             89,832   48,270,281       0.8%
    Harris Corp.                                     32,561    2,612,695       0.0%
    Hewlett-Packard Co.                             569,012   18,760,326       0.3%
    Intel Corp.                                   1,482,669   48,260,876       0.8%
    International Business Machines Corp.           287,779   49,293,665       0.8%
    Intuit, Inc.                                     86,633    8,691,889       0.1%
    Juniper Networks, Inc.                          113,391    2,996,924       0.1%
    KLA-Tencor Corp.                                 50,924    2,994,331       0.1%
    Lam Research Corp.                               49,876    3,769,628       0.1%
    Linear Technology Corp.                          74,883    3,454,353       0.1%
    MasterCard, Inc. Class A                        305,608   27,568,898       0.5%
#   Microchip Technology, Inc.                       63,066    3,005,410       0.1%
#*  Micron Technology, Inc.                         337,268    9,487,349       0.2%
    Microsoft Corp.                               2,568,307  124,922,452       2.2%
    Motorola Solutions, Inc.                         59,694    3,566,716       0.1%
#   NetApp, Inc.                                     97,600    3,538,000       0.1%
    NVIDIA Corp.                                    161,654    3,587,910       0.1%
    Oracle Corp.                                  1,003,587   43,776,465       0.7%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                              SHARES      VALUE+     OF NET ASSETS**
                                              ------- -------------- ---------------
Information Technology -- (Continued)
    Paychex, Inc.                             102,319 $    4,951,216       0.1%
    QUALCOMM, Inc.                            516,417     35,116,356       0.6%
*   Red Hat, Inc.                              57,421      4,321,504       0.1%
*   Salesforce.com, Inc.                      189,422     13,793,710       0.2%
#   SanDisk Corp.                              66,687      4,464,028       0.1%
#   Seagate Technology P.L.C.                 102,791      6,035,887       0.1%
    Skyworks Solutions, Inc.                   59,739      5,510,923       0.1%
    Symantec Corp.                            213,628      5,324,678       0.1%
    TE Connectivity, Ltd.                     127,173      8,463,363       0.1%
#*  Teradata Corp.                             45,370      1,995,826       0.0%
    Texas Instruments, Inc.                   327,822     17,771,231       0.3%
    Total System Services, Inc.                51,509      2,037,696       0.0%
#*  VeriSign, Inc.                             32,899      2,089,415       0.0%
    Visa, Inc. Class A                        607,321     40,113,552       0.7%
    Western Digital Corp.                      67,988      6,645,147       0.1%
#   Western Union Co. (The)                   163,114      3,307,952       0.1%
    Xerox Corp.                               327,274      3,763,651       0.1%
    Xilinx, Inc.                               81,846      3,548,843       0.1%
*   Yahoo!, Inc.                              272,551     11,601,133       0.2%
                                                      --------------      ----
Total Information Technology                           1,153,328,224      19.9%
                                                      --------------      ----
Materials -- (3.1%)
    Air Products & Chemicals, Inc.             60,373      8,659,299       0.1%
    Airgas, Inc.                               21,146      2,141,667       0.0%
    Alcoa, Inc.                               382,641      5,135,042       0.1%
#   Allegheny Technologies, Inc.               34,155      1,160,928       0.0%
    Avery Dennison Corp.                       28,354      1,576,199       0.0%
    Ball Corp.                                 42,997      3,156,410       0.1%
    CF Industries Holdings, Inc.               14,998      4,311,475       0.1%
    Dow Chemical Co. (The)                    340,686     17,374,986       0.3%
    Eastman Chemical Co.                       46,536      3,546,974       0.1%
    Ecolab, Inc.                               84,316      9,441,706       0.2%
    EI du Pont de Nemours & Co.               283,452     20,748,686       0.3%
    FMC Corp.                                  41,714      2,474,057       0.0%
    Freeport-McMoRan, Inc.                    325,543      7,575,386       0.1%
    International Flavors & Fragrances, Inc.   25,278      2,900,650       0.1%
    International Paper Co.                   132,377      7,111,292       0.1%
    LyondellBasell Industries NV Class A      123,982     12,834,617       0.2%
    Martin Marietta Materials, Inc.            19,355      2,760,991       0.0%
    MeadWestvaco Corp.                         52,396      2,556,925       0.0%
    Monsanto Co.                              151,299     17,242,034       0.3%
    Mosaic Co. (The)                           97,353      4,283,532       0.1%
    Newmont Mining Corp.                      156,174      4,137,049       0.1%
    Nucor Corp.                                99,882      4,880,235       0.1%
*   Owens-Illinois, Inc.                       51,257      1,225,555       0.0%
    PPG Industries, Inc.                       42,592      9,436,683       0.2%
    Praxair, Inc.                              90,409     11,023,569       0.2%
    Sealed Air Corp.                           65,741      2,997,790       0.1%
    Sherwin-Williams Co. (The)                 25,252      7,020,056       0.1%
    Sigma-Aldrich Corp.                        37,389      5,194,080       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                   --------- ------------ ---------------
Materials -- (Continued)
    Vulcan Materials Co.                              41,357 $  3,536,851       0.1%
                                                             ------------       ---
Total Materials                                               186,444,724       3.2%
                                                             ------------       ---
Real Estate Investment Trusts -- (2.4%)
    American Tower Corp.                             132,288   12,505,185       0.2%
    Apartment Investment & Management Co. Class A     48,831    1,842,394       0.0%
    AvalonBay Communities, Inc.                       41,340    6,793,816       0.1%
    Boston Properties, Inc.                           47,958    6,345,323       0.1%
    Crown Castle International Corp.                 104,518    8,730,389       0.2%
    Equity Residential                               113,892    8,412,063       0.1%
    Essex Property Trust, Inc.                        20,389    4,525,339       0.1%
    General Growth Properties, Inc.                  196,694    5,389,416       0.1%
    HCP, Inc.                                        144,248    5,811,752       0.1%
    Health Care REIT, Inc.                           109,404    7,879,276       0.1%
    Host Hotels & Resorts, Inc.                      237,152    4,776,241       0.1%
#   Iron Mountain, Inc.                               58,468    2,016,561       0.0%
    Kimco Realty Corp.                               129,163    3,112,828       0.1%
    Macerich Co. (The)                                44,068    3,603,000       0.1%
    Plum Creek Timber Co., Inc.                       55,080    2,324,376       0.0%
    Prologis, Inc.                                   160,332    6,445,346       0.1%
    Public Storage                                    45,444    8,539,382       0.1%
#   Realty Income Corp.                               70,453    3,309,177       0.1%
    Simon Property Group, Inc.                        97,316   17,661,881       0.3%
    SL Green Realty Corp.                             30,876    3,777,987       0.1%
    Ventas, Inc.                                     103,565    7,135,628       0.1%
    Vornado Realty Trust                              54,703    5,661,213       0.1%
    Weyerhaeuser Co.                                 164,358    5,178,921       0.1%
                                                             ------------       ---
Total Real Estate Investment Trusts                           141,777,494       2.4%
                                                             ------------       ---
Telecommunication Services -- (2.3%)
#   AT&T, Inc.                                     1,624,853   56,284,908       1.0%
    CenturyLink, Inc.                                177,345    6,377,326       0.1%
#   Frontier Communications Corp.                    313,531    2,150,823       0.0%
*   Level 3 Communications, Inc.                      89,785    5,022,573       0.1%
    Verizon Communications, Inc.                   1,300,907   65,617,749       1.1%
                                                             ------------       ---
Total Telecommunication Services                              135,453,379       2.3%
                                                             ------------       ---
Utilities -- (2.9%)
    AES Corp.                                        202,343    2,681,045       0.1%
    AGL Resources, Inc.                               37,416    1,880,902       0.0%
    Ameren Corp.                                      75,960    3,109,802       0.1%
    American Electric Power Co., Inc.                153,283    8,717,204       0.2%
    CenterPoint Energy, Inc.                         134,556    2,821,639       0.1%
    CMS Energy Corp.                                  86,237    2,926,021       0.1%
#   Consolidated Edison, Inc.                         91,693    5,643,704       0.1%
    Dominion Resources, Inc.                         184,125   13,198,080       0.2%
    DTE Energy Co.                                    55,484    4,418,191       0.1%
    Duke Energy Corp.                                221,509   17,182,453       0.3%
    Edison International                             102,000    6,215,880       0.1%
    Entergy Corp.                                     56,502    4,360,824       0.1%
    Eversource Energy                                 99,178    4,835,919       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES       VALUE+     OF NET ASSETS**
                                                       ---------- -------------- ---------------
Utilities -- (Continued)
#   Exelon Corp.                                          269,182 $    9,157,572        0.2%
    FirstEnergy Corp.                                     131,857      4,734,985        0.1%
    Integrys Energy Group, Inc.                            24,887      1,819,240        0.0%
    NextEra Energy, Inc.                                  138,829     14,012,011        0.2%
    NiSource, Inc.                                         98,994      4,298,320        0.1%
#   NRG Energy, Inc.                                      105,714      2,668,221        0.0%
    Pepco Holdings, Inc.                                   79,049      2,053,693        0.0%
    PG&E Corp.                                            149,144      7,892,701        0.1%
    Pinnacle West Capital Corp.                            34,582      2,116,418        0.0%
    PPL Corp.                                             208,803      7,105,566        0.1%
    Public Service Enterprise Group, Inc.                 158,466      6,582,678        0.1%
#   SCANA Corp.                                            44,719      2,369,213        0.0%
    Sempra Energy                                          72,488      7,696,051        0.1%
#   Southern Co. (The)                                    284,850     12,618,855        0.2%
    TECO Energy, Inc.                                      73,592      1,394,568        0.0%
#   Wisconsin Energy Corp.                                 70,598      3,467,774        0.1%
    Xcel Energy, Inc.                                     158,406      5,371,548        0.1%
                                                                  --------------      -----
Total Utilities                                                      173,351,078        3.0%
                                                                  --------------      -----
TOTAL COMMON STOCKS                                                5,781,248,721       99.9%
                                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
    State Street Institutional Liquid Reserves, 0.098%    545,860        545,860        0.0%
                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@ DFA Short Term Investment Fund                    17,378,805    201,072,771        3.5%
                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,008,262,737)               $5,982,867,352      103.4%
                                                                  ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                   --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  721,059,185            --     --  $  721,059,185
   Consumer Staples                   549,920,771            --     --     549,920,771
   Energy                             491,072,462            --     --     491,072,462
   Financials                         791,105,339            --     --     791,105,339
   Health Care                        843,942,521            --     --     843,942,521
   Industrials                        593,793,544            --     --     593,793,544
   Information Technology           1,153,328,224            --     --   1,153,328,224
   Materials                          186,444,724            --     --     186,444,724
   Real Estate Investment Trusts      141,777,494            --     --     141,777,494
   Telecommunication Services         135,453,379            --     --     135,453,379
   Utilities                          173,351,078            --     --     173,351,078
Temporary Cash Investments                545,860            --     --         545,860
Securities Lending Collateral                  --  $201,072,771     --     201,072,771
Futures Contracts**                       (52,554)           --     --         (52,554)
                                   --------------  ------------ ------  --------------
TOTAL                              $5,781,742,027  $201,072,771     --  $5,982,814,798
                                   ==============  ============ ======  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
#   Autoliv, Inc...............................................................     16,351 $    1,941,191       0.0%
#   Best Buy Co., Inc..........................................................     32,996      1,143,311       0.0%
#   Carnival Corp..............................................................  1,229,320     54,053,200       0.3%
#   CBS Corp. Class A..........................................................      7,236        467,011       0.0%
    Comcast Corp. Class A......................................................  9,482,510    547,709,778       2.9%
#   Comcast Corp. Special Class A..............................................  3,105,444    178,842,520       0.9%
#   Dillard's, Inc. Class A....................................................    122,743     16,151,751       0.1%
    DR Horton, Inc.............................................................    539,957     13,714,908       0.1%
#   Ford Motor Co.............................................................. 10,847,219    171,386,060       0.9%
#   GameStop Corp. Class A.....................................................    598,147     23,052,585       0.1%
#   Gannett Co., Inc...........................................................    225,878      7,752,133       0.0%
    General Motors Co..........................................................  4,177,298    146,456,068       0.8%
    Goodyear Tire & Rubber Co. (The)...........................................    413,422     11,726,715       0.1%
    Graham Holdings Co. Class B................................................     32,261     33,000,745       0.2%
#*  Hyatt Hotels Corp. Class A.................................................     26,622      1,545,407       0.0%
    Johnson Controls, Inc......................................................    112,338      5,659,588       0.0%
#   Kohl's Corp................................................................  1,119,040     80,179,216       0.4%
#*  Lands' End, Inc............................................................     48,979      1,439,003       0.0%
    Lear Corp..................................................................     68,267      7,579,685       0.0%
#   Lennar Corp. Class A.......................................................    621,923     28,484,073       0.2%
    Lennar Corp. Class B.......................................................      4,312        157,517       0.0%
*   Liberty Broadband Corp.....................................................     85,576      4,643,354       0.0%
*   Liberty Broadband Corp. Class A............................................     27,953      1,516,171       0.0%
*   Liberty Interactive Corp. Class A..........................................  2,538,156     72,997,367       0.4%
*   Liberty Media Corp.........................................................    313,578     11,900,285       0.1%
*   Liberty Media Corp. Class A................................................    156,789      6,017,562       0.0%
*   Liberty Ventures Series A..................................................    536,223     22,349,775       0.1%
#*  Madison Square Garden Co. (The) Class A....................................     19,138      1,536,781       0.0%
#*  MGM Resorts International..................................................  2,137,635     45,210,980       0.2%
*   Mohawk Industries, Inc.....................................................    286,453     49,699,596       0.3%
#*  News Corp. Class A.........................................................    290,667      4,586,725       0.0%
*   News Corp. Class B.........................................................     31,823        495,484       0.0%
#   Penske Automotive Group, Inc...............................................     28,878      1,409,535       0.0%
    PulteGroup, Inc............................................................    333,697      6,440,352       0.0%
#   PVH Corp...................................................................     91,301      9,435,958       0.1%
#   Royal Caribbean Cruises, Ltd...............................................  1,051,952     71,595,853       0.4%
#   Service Corp. International................................................    310,463      8,593,616       0.0%
#   Staples, Inc...............................................................  1,926,011     31,432,500       0.2%
#   Target Corp................................................................  1,106,428     87,219,719       0.5%
    Time Warner Cable, Inc.....................................................  1,876,119    291,774,027       1.5%
    Time Warner, Inc...........................................................  4,397,226    371,169,847       1.9%
#*  Toll Brothers, Inc.........................................................    329,804     11,721,234       0.1%
*   TRW Automotive Holdings Corp...............................................        459         48,223       0.0%
#   Wendy's Co. (The)..........................................................    223,429      2,261,102       0.0%
    Whirlpool Corp.............................................................    123,680     21,718,208       0.1%
                                                                                           --------------      ----
Total Consumer Discretionary...................................................             2,468,216,719      12.9%
                                                                                           --------------      ----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co..................................................  2,748,548    134,349,026       0.7%
    Bunge, Ltd.................................................................    553,069     47,768,570       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES       VALUE+     OF NET ASSETS**
                                                                                --------- -------------- ---------------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.........................................................   744,079 $   26,898,456       0.1%
*   Constellation Brands, Inc. Class A.........................................   462,850     53,662,829       0.3%
    CVS Health Corp............................................................ 4,790,425    475,641,298       2.5%
#   Energizer Holdings, Inc....................................................     2,975        406,444       0.0%
    Ingredion, Inc.............................................................   111,288      8,836,267       0.0%
#   JM Smucker Co. (The).......................................................   540,750     62,683,740       0.3%
    Molson Coors Brewing Co. Class B...........................................   733,307     53,905,398       0.3%
    Mondelez International, Inc. Class A....................................... 4,399,456    168,807,127       0.9%
    Pinnacle Foods, Inc........................................................    73,080      2,963,394       0.0%
#*  Seaboard Corp..............................................................        13         46,800       0.0%
#   Tyson Foods, Inc. Class A.................................................. 1,525,160     60,243,820       0.3%
                                                                                          --------------      ----
Total Consumer Staples.........................................................            1,096,213,169       5.7%
                                                                                          --------------      ----
Energy -- (16.8%)
    Anadarko Petroleum Corp.................................................... 2,605,027    245,133,041       1.3%
    Apache Corp................................................................ 1,732,984    118,536,106       0.6%
    Baker Hughes, Inc.......................................................... 1,938,026    132,677,260       0.7%
#   California Resources Corp.................................................. 1,138,527     10,588,301       0.1%
#   Chesapeake Energy Corp..................................................... 3,374,987     53,223,545       0.3%
    Chevron Corp............................................................... 5,878,293    652,843,221       3.4%
#   Cimarex Energy Co..........................................................   155,458     19,338,975       0.1%
    ConocoPhillips............................................................. 6,333,402    430,164,664       2.2%
    Devon Energy Corp.......................................................... 1,695,428    115,645,144       0.6%
    Exxon Mobil Corp........................................................... 5,368,279    469,026,536       2.4%
#   Helmerich & Payne, Inc.....................................................   516,470     40,269,166       0.2%
    Hess Corp.................................................................. 1,442,392    110,919,945       0.6%
#   HollyFrontier Corp.........................................................   542,171     21,025,391       0.1%
    Marathon Oil Corp.......................................................... 3,266,531    101,589,114       0.5%
    Marathon Petroleum Corp.................................................... 1,339,624    132,046,738       0.7%
#   Murphy Oil Corp............................................................   728,510     34,684,361       0.2%
    Nabors Industries, Ltd.....................................................   821,348     13,716,512       0.1%
#   National Oilwell Varco, Inc................................................ 1,745,118     94,951,870       0.5%
*   Newfield Exploration Co....................................................    85,621      3,359,768       0.0%
#   Noble Corp. P.L.C..........................................................   721,779     12,493,994       0.1%
    Occidental Petroleum Corp.................................................. 2,221,423    177,935,982       0.9%
#   Paragon Offshore P.L.C.....................................................   195,894        354,568       0.0%
    Phillips 66................................................................ 1,670,790    132,510,355       0.7%
    QEP Resources, Inc.........................................................   458,418     10,314,405       0.1%
    Tesoro Corp................................................................   615,285     52,809,912       0.3%
#   Transocean, Ltd............................................................ 1,340,027     25,219,308       0.1%
    Valero Energy Corp......................................................... 2,806,975    159,716,877       0.8%
*   Weatherford International P.L.C............................................ 2,173,272     31,621,108       0.2%
*   Whiting Petroleum Corp.....................................................   218,861      8,297,020       0.0%
                                                                                          --------------      ----
Total Energy...................................................................            3,411,013,187      17.8%
                                                                                          --------------      ----
Financials -- (19.5%)
    ACE, Ltd...................................................................   108,288     11,585,733       0.1%
    Aflac, Inc................................................................. 1,122,995     70,793,605       0.4%
#*  Alleghany Corp.............................................................     2,128      1,007,651       0.0%
    Allied World Assurance Co. Holdings AG.....................................   513,539     21,126,994       0.1%
    Allstate Corp. (The)....................................................... 1,129,033     78,648,439       0.4%
    American Financial Group, Inc..............................................   458,785     28,995,212       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
Financials -- (Continued)
    American International Group, Inc..........................................  2,903,721 $163,450,455       0.9%
    American National Insurance Co.............................................     62,827    6,286,470       0.0%
    Assurant, Inc..............................................................    357,292   21,959,166       0.1%
#   Assured Guaranty, Ltd......................................................    154,773    4,022,550       0.0%
#   Axis Capital Holdings, Ltd.................................................    550,404   28,654,032       0.2%
    Bank of America Corp....................................................... 15,546,531  247,656,239       1.3%
    Bank of New York Mellon Corp. (The)........................................  2,970,420  125,767,583       0.7%
#   BB&T Corp..................................................................    851,522   32,604,777       0.2%
    Capital One Financial Corp.................................................  2,044,209  165,274,298       0.9%
    Chubb Corp. (The)..........................................................    206,900   20,348,615       0.1%
#   Cincinnati Financial Corp..................................................     29,070    1,472,105       0.0%
#   CIT Group, Inc.............................................................     25,124    1,131,334       0.0%
    Citigroup, Inc.............................................................  4,980,715  265,571,724       1.4%
    City National Corp.........................................................      1,633      152,196       0.0%
#   CME Group, Inc.............................................................  1,222,099  111,101,020       0.6%
#   CNA Financial Corp.........................................................    459,368   18,512,530       0.1%
    Comerica, Inc..............................................................        600       28,446       0.0%
#*  E*TRADE Financial Corp.....................................................    114,229    3,288,653       0.0%
    Everest Re Group, Ltd......................................................    159,124   28,468,875       0.1%
#   Fifth Third Bancorp........................................................  2,339,660   46,793,200       0.2%
#*  Genworth Financial, Inc. Class A...........................................  2,162,909   19,011,970       0.1%
    Goldman Sachs Group, Inc. (The)............................................  1,243,356  244,219,985       1.3%
    Hartford Financial Services Group, Inc. (The)..............................  2,457,775  100,203,487       0.5%
    HCC Insurance Holdings, Inc................................................     19,760    1,125,530       0.0%
#   Hudson City Bancorp, Inc...................................................     71,664      666,475       0.0%
#   Huntington Bancshares, Inc.................................................  1,535,930   16,680,200       0.1%
    JPMorgan Chase & Co........................................................ 10,421,544  659,266,873       3.4%
    KeyCorp....................................................................    623,739    9,013,029       0.0%
    Legg Mason, Inc............................................................    588,647   30,992,264       0.2%
#   Leucadia National Corp.....................................................    140,625    3,342,656       0.0%
    Lincoln National Corp......................................................  1,311,324   74,076,693       0.4%
    Loews Corp.................................................................  1,977,244   82,332,440       0.4%
#   M&T Bank Corp..............................................................    284,541   34,051,021       0.2%
*   Markel Corp................................................................        600      444,384       0.0%
    MetLife, Inc...............................................................  2,189,692  112,309,303       0.6%
    Morgan Stanley.............................................................  3,805,140  141,969,773       0.7%
    NASDAQ OMX Group, Inc. (The)...............................................    769,936   37,441,988       0.2%
#   New York Community Bancorp, Inc............................................     82,066    1,410,714       0.0%
#   Old Republic International Corp............................................    632,434    9,669,916       0.1%
    PartnerRe, Ltd.............................................................    197,083   25,226,624       0.1%
#   People's United Financial, Inc.............................................    145,708    2,201,648       0.0%
    PNC Financial Services Group, Inc. (The)...................................    997,176   91,470,954       0.5%
#   Principal Financial Group, Inc.............................................    952,189   48,675,902       0.3%
#   Prudential Financial, Inc..................................................  1,149,095   93,766,152       0.5%
    Regions Financial Corp.....................................................  5,599,418   55,042,279       0.3%
#   Reinsurance Group of America, Inc..........................................    331,493   30,371,389       0.2%
    RenaissanceRe Holdings, Ltd................................................     56,971    5,838,958       0.0%
    State Street Corp..........................................................    121,757    9,389,900       0.0%
    SunTrust Banks, Inc........................................................  1,414,848   58,716,192       0.3%
#   Torchmark Corp.............................................................     23,697    1,329,639       0.0%
    Travelers Cos., Inc. (The).................................................    939,429   94,985,666       0.5%
    Unum Group.................................................................  1,307,646   44,669,187       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Financials -- (Continued)
    Validus Holdings, Ltd......................................................    167,263 $    6,996,611       0.0%
    Wells Fargo & Co...........................................................  4,175,882    230,091,098       1.2%
#   WR Berkley Corp............................................................     87,537      4,288,438       0.0%
#   XL Group P.L.C.............................................................  1,327,498     49,223,626       0.3%
#   Zions Bancorporation.......................................................    724,586     20,531,144       0.1%
                                                                                           --------------      ----
Total Financials...............................................................             3,955,746,010      20.7%
                                                                                           --------------      ----
Health Care -- (10.8%)
#*  Actavis P.L.C..............................................................    301,375     85,246,933       0.5%
    Aetna, Inc.................................................................  2,009,110    214,713,586       1.1%
    Agilent Technologies, Inc..................................................    548,756     22,702,036       0.1%
    Anthem, Inc................................................................  1,674,297    252,701,646       1.3%
    Becton Dickinson and Co....................................................     70,518      9,933,871       0.1%
*   Bio-Rad Laboratories, Inc. Class A.........................................      1,222        164,298       0.0%
*   Boston Scientific Corp.....................................................  6,573,232    117,134,994       0.6%
    Cigna Corp.................................................................    320,341     39,927,302       0.2%
#*  Community Health Systems, Inc..............................................    337,268     18,104,546       0.1%
#*  Express Scripts Holding Co.................................................  2,947,224    254,640,154       1.3%
#*  Hologic, Inc...............................................................  1,211,606     40,879,586       0.2%
    Humana, Inc................................................................    707,042    117,086,155       0.6%
#*  Mallinckrodt P.L.C.........................................................     19,194      2,172,377       0.0%
#*  MEDNAX, Inc................................................................      4,300        304,354       0.0%
#   Omnicare, Inc..............................................................    556,064     48,922,511       0.3%
    Perrigo Co. P.L.C..........................................................     13,380      2,452,286       0.0%
#   Pfizer, Inc................................................................ 19,796,068    671,680,587       3.5%
#   Quest Diagnostics, Inc.....................................................    228,176     16,296,330       0.1%
#   Teleflex, Inc..............................................................     91,713     11,277,030       0.1%
    Thermo Fisher Scientific, Inc..............................................  1,315,969    165,390,984       0.9%
    UnitedHealth Group, Inc....................................................    912,609    101,664,643       0.5%
                                                                                           --------------      ----
Total Health Care..............................................................             2,193,396,209      11.5%
                                                                                           --------------      ----
Industrials -- (12.1%)
#   ADT Corp. (The)............................................................    696,004     26,169,750       0.1%
#*  AECOM......................................................................    131,051      4,135,970       0.0%
#   AGCO Corp..................................................................    279,803     14,412,653       0.1%
#   Air Lease Corp.............................................................        100          3,863       0.0%
    Alaska Air Group, Inc......................................................     15,340        982,680       0.0%
#   AMERCO.....................................................................        474        152,647       0.0%
*   Avis Budget Group, Inc.....................................................    383,365     20,755,381       0.1%
#   B/E Aerospace, Inc.........................................................    125,099      7,479,669       0.0%
    Carlisle Cos., Inc.........................................................     13,288      1,282,292       0.0%
*   Colfax Corp................................................................      5,579        276,663       0.0%
#   Copa Holdings SA Class A...................................................      7,183        796,523       0.0%
    CSX Corp...................................................................  5,382,618    194,258,684       1.0%
    Danaher Corp...............................................................    364,647     29,857,296       0.2%
    Eaton Corp. P.L.C..........................................................  1,260,415     86,628,323       0.5%
    FedEx Corp.................................................................    843,839    143,089,779       0.8%
    General Electric Co........................................................ 28,575,994    773,837,918       4.1%
#*  Genesee & Wyoming, Inc. Class A............................................     17,661      1,641,590       0.0%
#*  Hertz Global Holdings, Inc.................................................  1,345,507     28,040,366       0.2%
    Ingersoll-Rand P.L.C.......................................................        100          6,584       0.0%
#*  Jacobs Engineering Group, Inc..............................................    175,921      7,539,974       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Industrials -- (Continued)
#*  JetBlue Airways Corp.......................................................  1,239,040 $   25,437,491       0.1%
#   Joy Global, Inc............................................................     84,284      3,593,870       0.0%
#   Kansas City Southern.......................................................     19,953      2,044,983       0.0%
    KAR Auction Services, Inc..................................................      9,789        364,249       0.0%
*   Kirby Corp.................................................................      8,593        674,808       0.0%
    L-3 Communications Holdings, Inc...........................................    429,306     49,331,552       0.3%
    Manpowergroup, Inc.........................................................     41,004      3,498,871       0.0%
    Nielsen NV.................................................................    420,818     18,911,561       0.1%
#   Norfolk Southern Corp......................................................  1,611,307    162,500,311       0.9%
    Northrop Grumman Corp......................................................  1,364,645    210,209,916       1.1%
#   Orbital ATK, Inc...........................................................     28,988      2,120,762       0.0%
#   Oshkosh Corp...............................................................     25,867      1,392,679       0.0%
#   Owens Corning..............................................................    579,048     22,385,996       0.1%
#   Pentair P.L.C..............................................................    816,835     50,766,295       0.3%
#   Precision Castparts Corp...................................................     75,847     15,676,816       0.1%
*   Quanta Services, Inc.......................................................    554,686     16,035,972       0.1%
    Republic Services, Inc.....................................................  1,746,314     70,952,738       0.4%
    Ryder System, Inc..........................................................    103,082      9,829,900       0.1%
#   Southwest Airlines Co......................................................  3,905,821    158,420,100       0.8%
    SPX Corp...................................................................     22,870      1,760,990       0.0%
    Stanley Black & Decker, Inc................................................    849,309     83,826,798       0.4%
    Textron, Inc...............................................................    105,614      4,644,904       0.0%
#   Towers Watson & Co. Class A................................................      3,045        386,426       0.0%
#   Trinity Industries, Inc....................................................    125,128      3,389,718       0.0%
    Union Pacific Corp.........................................................  1,765,010    187,497,012       1.0%
#*  United Rentals, Inc........................................................     51,317      4,956,196       0.0%
#*  Veritiv Corp...............................................................     34,783      1,382,276       0.0%
#   Waste Connections, Inc.....................................................    144,413      6,846,620       0.0%
                                                                                           --------------      ----
Total Industrials..............................................................             2,460,188,415      12.9%
                                                                                           --------------      ----
Information Technology -- (9.1%)
    Activision Blizzard, Inc...................................................  2,987,304     68,155,341       0.4%
    Amdocs, Ltd................................................................     22,178      1,221,343       0.0%
*   Arrow Electronics, Inc.....................................................    568,882     33,967,944       0.2%
    Avnet, Inc.................................................................    694,662     29,613,441       0.2%
*   Blackhawk Network Holdings, Inc. Class B...................................     16,109        591,361       0.0%
    Brocade Communications Systems, Inc........................................    602,687      6,810,363       0.0%
#   CA, Inc....................................................................  1,532,219     48,678,598       0.3%
    Cisco Systems, Inc......................................................... 12,332,314    355,540,613       1.9%
    Computer Sciences Corp.....................................................    318,655     20,537,315       0.1%
    Corning, Inc...............................................................  3,958,709     82,855,779       0.4%
    EMC Corp...................................................................  4,399,598    118,393,182       0.6%
    Fidelity National Information Services, Inc................................  1,355,832     84,725,942       0.4%
#*  First Solar, Inc...........................................................    154,302      9,207,200       0.1%
    Hewlett-Packard Co.........................................................  9,619,949    317,169,719       1.7%
    IAC/InterActiveCorp........................................................    120,638      8,422,945       0.0%
#*  Ingram Micro, Inc. Class A.................................................    715,108     17,992,117       0.1%
    Intel Corp.................................................................  8,749,317    284,790,268       1.5%
#   Jabil Circuit, Inc.........................................................    230,402      5,188,653       0.0%
    Juniper Networks, Inc......................................................    922,663     24,385,983       0.1%
    Lam Research Corp..........................................................    336,279     25,415,967       0.1%
    Marvell Technology Group, Ltd..............................................    398,733      5,586,249       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Information Technology -- (Continued)
#*  Micron Technology, Inc.....................................................  3,313,798 $   93,217,138       0.5%
*   NCR Corp...................................................................      3,717        101,995       0.0%
#   NVIDIA Corp................................................................    853,991     18,954,330       0.1%
*   ON Semiconductor Corp......................................................     22,525        259,488       0.0%
    Symantec Corp..............................................................    975,622     24,317,378       0.1%
    Western Digital Corp.......................................................    564,843     55,207,755       0.3%
    Xerox Corp.................................................................  5,901,524     67,867,526       0.4%
*   Yahoo!, Inc................................................................    877,399     37,346,488       0.2%
                                                                                           --------------       ---
Total Information Technology...................................................             1,846,522,421       9.7%
                                                                                           --------------       ---
Materials -- (3.6%)
#   Alcoa, Inc.................................................................  4,826,610     64,773,106       0.3%
    Ashland, Inc...............................................................    388,650     49,109,814       0.3%
    Bemis Co., Inc.............................................................    107,209      4,824,405       0.0%
    CF Industries Holdings, Inc................................................     72,219     20,760,796       0.1%
    Dow Chemical Co. (The).....................................................  1,156,074     58,959,774       0.3%
    Eastman Chemical Co........................................................    199,653     15,217,552       0.1%
#   Freeport-McMoRan, Inc......................................................  4,182,311     97,322,377       0.5%
    Huntsman Corp..............................................................     18,579        428,246       0.0%
    International Paper Co.....................................................  1,992,585    107,041,666       0.6%
    MeadWestvaco Corp..........................................................    841,379     41,059,295       0.2%
    Mosaic Co. (The)...........................................................  1,021,330     44,938,520       0.2%
    Newmont Mining Corp........................................................  1,384,540     36,676,465       0.2%
#   Nucor Corp.................................................................  1,231,704     60,181,057       0.3%
    Reliance Steel & Aluminum Co...............................................    359,269     23,251,890       0.1%
    Rock-Tenn Co. Class A......................................................    532,574     33,541,511       0.2%
    Sonoco Products Co.........................................................     39,380      1,759,892       0.0%
    Steel Dynamics, Inc........................................................    912,904     20,202,566       0.1%
#   United States Steel Corp...................................................      3,958         95,071       0.0%
    Vulcan Materials Co........................................................    576,239     49,279,959       0.3%
                                                                                           --------------       ---
Total Materials................................................................               729,423,962       3.8%
                                                                                           --------------       ---
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc........................................    100,086      3,010,581       0.0%
                                                                                           --------------       ---
Telecommunication Services -- (4.2%)
#   AT&T, Inc.................................................................. 20,643,229    715,081,453       3.7%
#   CenturyLink, Inc...........................................................  2,317,840     83,349,527       0.4%
#   Frontier Communications Corp...............................................  2,395,813     16,435,277       0.1%
#*  Sprint Corp................................................................  2,096,161     10,753,306       0.1%
#*  T-Mobile US, Inc...........................................................    726,568     24,732,375       0.1%
#*  United States Cellular Corp................................................    222,625      8,221,541       0.1%
#*  Windstream Holdings, Inc...................................................     83,405        974,170       0.0%
                                                                                           --------------       ---
Total Telecommunication Services...............................................               859,547,649       4.5%
                                                                                           --------------       ---
Utilities -- (0.3%)
*   Calpine Corp...............................................................    916,143     19,981,079       0.1%
#   NRG Energy, Inc............................................................  1,541,737     38,913,442       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                            SHARES        VALUE+      OF NET ASSETS**
                                          ----------- --------------- ---------------
Utilities -- (Continued)
#            UGI Corp....................     289,750 $    10,086,197        0.1%
                                                      ---------------      -----
Total Utilities..........................                  68,980,718        0.4%
                                                      ---------------      -----
TOTAL COMMON STOCKS......................              19,092,259,040       99.9%
                                                      ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent
             Value Rights................     196,076         198,998        0.0%
(degrees)#*  Safeway PDC, LLC Contingent
             Value Rights................     196,076           9,568        0.0%
                                                      ---------------      -----
TOTAL RIGHTS/WARRANTS....................                     208,566        0.0%
                                                      ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@ DFA Short Term Investment Fund...... 107,345,414   1,241,986,437        6.5%
                                                      ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).................             $20,334,454,043      106.4%
                                                      ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
   Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
   Energy........................   3,411,013,187             --   --      3,411,013,187
   Financials....................   3,955,746,010             --   --      3,955,746,010
   Health Care...................   2,193,396,209             --   --      2,193,396,209
   Industrials...................   2,460,188,415             --   --      2,460,188,415
   Information Technology........   1,846,522,421             --   --      1,846,522,421
   Materials.....................     729,423,962             --   --        729,423,962
   Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
   Telecommunication Services....     859,547,649             --   --        859,547,649
   Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants..................              -- $      208,566   --            208,566
Securities Lending Collateral....              --  1,241,986,437   --      1,241,986,437
                                  --------------- --------------   --    ---------------
TOTAL............................ $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                  =============== ==============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Alumina, Ltd............................................................... 4,595,906 $  5,576,895       0.1%
    Alumina, Ltd. Sponsored ADR................................................   172,484      831,235       0.0%
    AMP, Ltd...................................................................   368,252    1,865,370       0.0%
    Asciano, Ltd............................................................... 4,216,676   21,909,485       0.2%
    Bank of Queensland, Ltd....................................................   871,759    8,952,037       0.1%
#   Bendigo & Adelaide Bank, Ltd...............................................   826,382    7,866,372       0.1%
    BHP Billiton, Ltd.......................................................... 1,698,690   43,378,378       0.4%
#   BHP Billiton, Ltd. Sponsored ADR...........................................   776,661   39,834,943       0.4%
    BlueScope Steel, Ltd.......................................................   798,758    2,197,801       0.0%
    Boral, Ltd................................................................. 2,121,437   10,567,716       0.1%
#   CIMIC Group, Ltd...........................................................    60,472    1,001,403       0.0%
    Echo Entertainment Group, Ltd.............................................. 1,832,302    6,542,336       0.1%
#   Fortescue Metals Group, Ltd................................................ 2,888,182    4,879,047       0.1%
    GrainCorp, Ltd. Class A....................................................    94,726      738,434       0.0%
#   Harvey Norman Holdings, Ltd................................................ 1,068,950    3,707,147       0.0%
    Incitec Pivot, Ltd......................................................... 4,638,959   14,568,736       0.2%
    Lend Lease Group...........................................................   707,464    8,939,004       0.1%
    Macquarie Group, Ltd....................................................... 1,166,354   71,465,422       0.7%
#   Metcash, Ltd...............................................................   370,699      386,959       0.0%
    National Australia Bank, Ltd............................................... 2,095,885   60,687,121       0.6%
    New Hope Corp., Ltd........................................................    55,578       95,689       0.0%
*   Newcrest Mining, Ltd....................................................... 2,245,441   25,170,220       0.3%
#   Orica, Ltd.................................................................   216,864    3,436,786       0.0%
    Origin Energy, Ltd......................................................... 2,407,598   24,065,585       0.2%
#   Primary Health Care, Ltd...................................................   731,483    2,863,014       0.0%
*   Qantas Airways, Ltd........................................................ 3,218,770    8,603,576       0.1%
    QBE Insurance Group, Ltd................................................... 2,266,393   24,444,725       0.2%
    Rio Tinto, Ltd.............................................................   384,551   17,334,513       0.2%
    Santos, Ltd................................................................ 4,404,343   28,682,568       0.3%
#   Seven Group Holdings, Ltd..................................................   282,605    1,635,953       0.0%
#   Sims Metal Management, Ltd.................................................   189,439    1,614,582       0.0%
    Sims Metal Management, Ltd. Sponsored ADR..................................   124,013    1,044,189       0.0%
    Suncorp Group, Ltd......................................................... 3,175,610   32,840,161       0.3%
    Tabcorp Holdings, Ltd...................................................... 2,298,480    8,830,010       0.1%
    Tatts Group, Ltd........................................................... 4,306,805   13,719,067       0.1%
    Toll Holdings, Ltd......................................................... 2,149,986   15,217,003       0.2%
    Treasury Wine Estates, Ltd................................................. 1,372,955    6,021,456       0.1%
#   Washington H Soul Pattinson & Co., Ltd.....................................    87,756    1,028,713       0.0%
    Wesfarmers, Ltd............................................................ 2,171,552   74,851,884       0.8%
    Woodside Petroleum, Ltd.................................................... 1,428,197   39,385,674       0.4%
#   WorleyParsons, Ltd.........................................................    80,413      738,164       0.0%
                                                                                          ------------       ---
TOTAL AUSTRALIA................................................................            647,519,373       6.5%
                                                                                          ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG........................................................   358,601   10,124,601       0.1%
    OMV AG.....................................................................    93,780    3,121,342       0.0%
#   Raiffeisen Bank International AG...........................................    57,158      948,843       0.0%
                                                                                          ------------       ---
TOTAL AUSTRIA..................................................................             14,194,786       0.1%
                                                                                          ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
BELGIUM -- (1.2%)
#   Ageas......................................................................   594,176 $ 22,324,507       0.2%
    Belgacom SA................................................................    93,033    3,464,999       0.0%
    Colruyt SA.................................................................     1,956       92,445       0.0%
    Delhaize Group SA..........................................................   246,555   19,847,755       0.2%
    Delhaize Group SA Sponsored ADR............................................   211,600    4,236,232       0.1%
*   KBC Groep NV...............................................................   354,770   23,341,482       0.2%
    Solvay SA..................................................................   198,220   29,186,901       0.3%
#   UCB SA.....................................................................   213,849   15,404,152       0.2%
#   Umicore SA.................................................................   187,273    9,308,711       0.1%
                                                                                          ------------       ---
TOTAL BELGIUM..................................................................            127,207,184       1.3%
                                                                                          ------------       ---
CANADA -- (7.7%)
#   Agnico Eagle Mines, Ltd....................................................   331,609   10,047,753       0.1%
    Agrium, Inc................................................................   239,462   24,815,447       0.3%
    Bank of Montreal...........................................................   860,326   56,179,288       0.6%
    Barrick Gold Corp.(2024644)................................................   706,442    9,181,111       0.1%
    Barrick Gold Corp.(067901108).............................................. 3,305,368   43,035,891       0.4%
#*  BlackBerry, Ltd.(09228F103)................................................   284,796    2,893,527       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)..................................................   326,930    3,319,430       0.0%
#   Bonavista Energy Corp......................................................    27,416      188,833       0.0%
    Cameco Corp.(13321L108)....................................................   150,635    2,648,163       0.0%
    Cameco Corp.(2166160)......................................................   506,586    8,909,867       0.1%
    Canadian Natural Resources, Ltd.(136385101)................................   900,321   29,935,673       0.3%
    Canadian Natural Resources, Ltd.(2171573).................................. 1,849,320   61,449,846       0.6%
    Canadian Oil Sands, Ltd....................................................   110,481    1,200,502       0.0%
#   Canadian Tire Corp., Ltd. Class A..........................................   285,569   30,246,881       0.3%
    Cenovus Energy, Inc........................................................   591,014   11,122,883       0.1%
    Crescent Point Energy Corp.(22576C101).....................................   380,539    9,932,065       0.1%
#   Crescent Point Energy Corp.(B67C8W8).......................................   366,047    9,560,001       0.1%
    Eldorado Gold Corp.(2307873)...............................................   881,059    4,388,864       0.1%
    Eldorado Gold Corp.(284902103).............................................   109,318      542,217       0.0%
    Empire Co., Ltd............................................................    76,425    5,521,730       0.1%
#   Enbridge Income Fund Holdings, Inc.........................................    34,200    1,101,827       0.0%
    Encana Corp................................................................ 2,603,103   36,990,094       0.4%
    Enerplus Corp.(292766102)..................................................   129,489    1,632,856       0.0%
#   Enerplus Corp.(B584T89)....................................................   291,127    3,682,220       0.0%
    Ensign Energy Services, Inc................................................   452,198    3,605,590       0.0%
    Fairfax Financial Holdings, Ltd............................................    63,908   34,907,063       0.4%
    First Quantum Minerals, Ltd................................................ 1,695,455   25,969,337       0.3%
#   Genworth MI Canada, Inc....................................................   112,861    3,288,076       0.0%
    George Weston, Ltd.........................................................    78,313    6,468,855       0.1%
    Goldcorp, Inc.(380956409)..................................................     3,218       60,595       0.0%
    Goldcorp, Inc.(2676302)....................................................   668,943   12,591,542       0.1%
#   Husky Energy, Inc..........................................................   857,666   19,179,303       0.2%
#   Industrial Alliance Insurance & Financial Services, Inc....................   239,036    8,699,603       0.1%
*   Kinross Gold Corp.......................................................... 3,868,295    9,394,202       0.1%
    Loblaw Cos., Ltd...........................................................     1,282       65,168       0.0%
*   Lundin Mining Corp.........................................................   774,699    3,852,627       0.1%
    Magna International, Inc...................................................   312,636   15,754,885       0.2%
    Manulife Financial Corp.(56501R106)........................................   123,961    2,257,330       0.0%
#   Manulife Financial Corp.(2492519).......................................... 3,287,435   59,835,949       0.6%
    Maple Leaf Foods, Inc......................................................   103,446    1,984,894       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CANADA -- (Continued)
*   MEG Energy Corp............................................................   108,047 $  2,083,923       0.0%
#*  New Gold, Inc..............................................................   555,099    1,863,366       0.0%
#   Osisko Gold Royalties, Ltd.................................................       600        8,041       0.0%
#   Pacific Rubiales Energy Corp...............................................   892,124    3,016,880       0.0%
    Pan American Silver Corp...................................................    16,837      161,183       0.0%
#   Pengrowth Energy Corp......................................................   694,497    2,331,300       0.0%
#   Penn West Petroleum, Ltd................................................... 1,034,275    2,571,757       0.0%
    Precision Drilling Corp.(B5YPLH9)..........................................   793,285    5,772,932       0.1%
    Precision Drilling Corp.(74022D308)........................................    14,251      103,605       0.0%
#   Sun Life Financial, Inc....................................................   910,527   29,138,373       0.3%
    Suncor Energy, Inc.(B3NB1P2)............................................... 3,750,370  122,131,817       1.2%
    Suncor Energy, Inc.(867224107).............................................    73,439    2,394,111       0.0%
    Talisman Energy, Inc.(2068299)............................................. 3,783,418   30,198,355       0.3%
    Talisman Energy, Inc.(87425E103)...........................................   118,049      940,851       0.0%
    Teck Resources, Ltd. Class A...............................................     4,115       66,850       0.0%
#   Teck Resources, Ltd. Class B............................................... 1,123,435   17,030,772       0.2%
#   Thomson Reuters Corp.......................................................   464,678   19,091,661       0.2%
#   TMX Group, Ltd.............................................................     9,500      423,386       0.0%
#   TransAlta Corp.(2901628)...................................................   822,852    8,184,189       0.1%
    TransAlta Corp.(89346D107).................................................    88,516      878,079       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)..................................   127,382      529,909       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)....................................   780,677    3,274,120       0.0%
    West Fraser Timber Co., Ltd................................................    50,666    2,607,000       0.0%
#   Whitecap Resources, Inc....................................................   675,235    8,366,982       0.1%
#   WSP Global, Inc............................................................    73,238    2,610,223       0.0%
    Yamana Gold, Inc........................................................... 1,426,728    5,451,486       0.1%
                                                                                          ------------       ---
TOTAL CANADA...................................................................            847,673,139       8.5%
                                                                                          ------------       ---
DENMARK -- (1.3%)
    AP Moeller--Maersk A.S. Class A............................................     6,961   13,420,079       0.1%
    AP Moeller--Maersk A.S. Class B............................................    19,275   38,252,862       0.4%
    Carlsberg A.S. Class B.....................................................   334,440   30,490,405       0.3%
    Danske Bank A.S............................................................   618,288   17,535,064       0.2%
*   H Lundbeck A.S.............................................................   135,698    2,639,461       0.0%
*   Jyske Bank A.S.............................................................   122,137    5,980,909       0.1%
    TDC A.S.................................................................... 2,749,229   20,930,998       0.2%
    Vestas Wind Systems A.S....................................................   310,869   14,100,224       0.1%
                                                                                          ------------       ---
TOTAL DENMARK..................................................................            143,350,002       1.4%
                                                                                          ------------       ---
FINLAND -- (0.7%)
    Fortum Oyj................................................................. 1,444,065   28,516,536       0.3%
#   Kesko Oyj Class A..........................................................       662       25,226       0.0%
    Kesko Oyj Class B..........................................................   138,917    5,675,981       0.1%
    Neste Oil Oyj..............................................................   270,610    7,360,060       0.1%
    Stora Enso Oyj Class R..................................................... 1,691,951   17,804,858       0.2%
    Stora Enso Oyj Sponsored ADR...............................................    91,500      958,920       0.0%
    UPM-Kymmene Oyj............................................................   857,615   15,518,161       0.1%
#   UPM-Kymmene Oyj Sponsored ADR..............................................    69,300    1,243,242       0.0%
                                                                                          ------------       ---
TOTAL FINLAND..................................................................             77,102,984       0.8%
                                                                                          ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FRANCE -- (7.9%)
#   AXA SA..................................................................... 4,004,754 $101,263,553       1.0%
    AXA SA Sponsored ADR.......................................................   140,900    3,547,862       0.0%
    BNP Paribas SA............................................................. 1,173,096   74,082,501       0.7%
*   Bollore SA(BQR9N80)........................................................    10,000       55,581       0.0%
    Bollore SA(4572709)........................................................ 1,777,440   10,158,148       0.1%
#   Bouygues SA................................................................   709,374   29,286,280       0.3%
    Cap Gemini SA..............................................................       795       70,831       0.0%
    Casino Guichard Perrachon SA...............................................   178,667   15,799,075       0.2%
#*  CGG SA Sponsored ADR.......................................................   128,590      915,561       0.0%
    Cie de Saint-Gobain........................................................ 1,565,233   71,135,279       0.7%
    Cie Generale des Etablissements Michelin...................................   334,818   37,337,500       0.4%
    CNP Assurances.............................................................   408,378    7,339,966       0.1%
    Credit Agricole SA.........................................................   858,491   13,356,700       0.1%
    Eiffage SA.................................................................    46,924    2,861,535       0.0%
    Electricite de France SA...................................................   507,407   12,910,903       0.1%
#   GDF Suez................................................................... 3,247,971   66,084,477       0.7%
    Groupe Eurotunnel SE.......................................................    61,064      979,012       0.0%
#   Lafarge SA.................................................................   519,321   37,892,189       0.4%
    Lagardere SCA..............................................................   221,491    7,110,054       0.1%
    Natixis SA................................................................. 2,133,151   17,657,076       0.2%
    Orange SA.................................................................. 3,989,277   65,708,630       0.7%
*   Peugeot SA................................................................. 1,247,729   23,589,076       0.2%
#   Renault SA.................................................................   759,515   79,914,398       0.8%
    Rexel SA...................................................................   568,634   10,716,837       0.1%
#   SCOR SE....................................................................   318,283   11,455,558       0.1%
    Societe Generale SA........................................................ 1,435,323   71,758,485       0.7%
    STMicroelectronics NV...................................................... 1,904,563   15,189,986       0.2%
    Total SA...................................................................   796,926   43,153,504       0.4%
    Vallourec SA...............................................................   290,641    6,853,551       0.1%
    Vivendi SA................................................................. 1,399,558   35,085,078       0.3%
                                                                                          ------------       ---
TOTAL FRANCE...................................................................            873,269,186       8.7%
                                                                                          ------------       ---
GERMANY -- (6.9%)
#   Allianz SE.................................................................   768,935  130,883,988       1.3%
    Allianz SE ADR............................................................. 2,811,910   48,364,852       0.5%
    Bayerische Motoren Werke AG................................................   829,743   97,880,295       1.0%
    Celesio AG.................................................................    38,151    1,132,109       0.0%
*   Commerzbank AG............................................................. 1,603,495   21,632,569       0.2%
    Daimler AG................................................................. 2,214,556  212,922,187       2.1%
#   Deutsche Bank AG(D18190898)................................................   543,085   17,433,029       0.2%
    Deutsche Bank AG(5750355)..................................................   791,806   25,323,408       0.3%
*   Deutsche Lufthansa AG......................................................   895,598   12,351,763       0.1%
    Deutsche Telekom AG Sponsored ADR..........................................       628       11,536       0.0%
#   E.ON SE.................................................................... 2,493,630   38,820,838       0.4%
    Fraport AG Frankfurt Airport Services Worldwide............................   106,349    6,726,481       0.1%
#   Hannover Rueck SE..........................................................    47,074    4,785,104       0.1%
#   HeidelbergCement AG........................................................   392,698   30,143,658       0.3%
    K+S AG.....................................................................   444,055   14,475,936       0.1%
    Metro AG...................................................................   337,849   12,245,293       0.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG..............................   273,971   53,478,460       0.5%
    Osram Licht AG.............................................................    56,824    2,993,707       0.0%
#*  Talanx AG..................................................................   108,303    3,445,185       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
GERMANY -- (Continued)
    Telefonica Deutschland Holding AG..........................................  1,344,231 $  8,331,029       0.1%
#   Volkswagen AG..............................................................     73,902   18,720,388       0.2%
                                                                                           ------------       ---
TOTAL GERMANY..................................................................             762,101,815       7.6%
                                                                                           ------------       ---
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd................................................  4,385,000   11,280,284       0.1%
    CK Hutchison Holdings, Ltd.................................................    111,000    2,404,973       0.0%
*   FIH Mobile, Ltd............................................................  3,246,000    1,721,719       0.0%
    Great Eagle Holdings, Ltd..................................................    678,324    2,489,787       0.0%
    Guoco Group, Ltd...........................................................     12,000      146,914       0.0%
    Hang Lung Group, Ltd.......................................................    847,000    4,489,823       0.0%
    Hang Lung Properties, Ltd..................................................  2,530,000    8,536,535       0.1%
    Henderson Land Development Co., Ltd........................................  2,277,177   18,314,990       0.2%
    Hongkong & Shanghai Hotels (The)...........................................  1,690,631    2,478,015       0.0%
    Hopewell Holdings, Ltd.....................................................  1,244,169    4,776,903       0.1%
    Hutchison Whampoa, Ltd.....................................................  5,076,000   74,495,202       0.7%
    Kerry Logistics Network, Ltd...............................................    325,000      522,585       0.0%
    Kerry Properties, Ltd......................................................  1,905,000    7,725,793       0.1%
    MTR Corp., Ltd.............................................................    950,426    4,652,730       0.1%
    New World Development Co., Ltd............................................. 22,810,543   30,196,270       0.3%
    Orient Overseas International, Ltd.........................................    709,500    4,349,980       0.0%
    Shangri-La Asia, Ltd.......................................................  3,750,000    5,697,159       0.1%
    Sino Land Co., Ltd.........................................................  4,993,765    8,798,656       0.1%
    Sun Hung Kai Properties, Ltd...............................................  2,883,920   47,934,718       0.5%
    Swire Pacific, Ltd. Class A................................................  1,011,500   13,655,342       0.1%
    Swire Pacific, Ltd. Class B................................................    407,500    1,037,512       0.0%
    Wharf Holdings, Ltd. (The).................................................  3,706,990   26,780,751       0.3%
    Wheelock & Co., Ltd........................................................  3,443,000   19,320,896       0.2%
                                                                                           ------------       ---
TOTAL HONG KONG................................................................             301,807,537       3.0%
                                                                                           ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland............................................................ 30,521,940   11,798,977       0.1%
    CRH P.L.C..................................................................    295,666    8,307,517       0.1%
#   CRH P.L.C. Sponsored ADR...................................................    215,216    6,015,287       0.1%
                                                                                           ------------       ---
TOTAL IRELAND..................................................................              26,121,781       0.3%
                                                                                           ------------       ---
ISRAEL -- (0.3%)
    Azrieli Group..............................................................     26,077    1,125,001       0.0%
    Bank Hapoalim BM...........................................................  3,220,797   16,110,288       0.2%
*   Bank Leumi Le-Israel BM....................................................  3,225,754   12,537,351       0.1%
    Elbit Systems, Ltd.........................................................        602       46,619       0.0%
*   Israel Discount Bank, Ltd. Class A.........................................    832,836    1,463,055       0.0%
    Migdal Insurance & Financial Holding, Ltd..................................     10,788       13,062       0.0%
*   Mizrahi Tefahot Bank, Ltd..................................................    270,883    3,029,827       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.........................     13,324      805,036       0.0%
                                                                                           ------------       ---
TOTAL ISRAEL...................................................................              35,130,239       0.4%
                                                                                           ------------       ---
ITALY -- (1.3%)
#*  Banca Monte dei Paschi di Siena SpA........................................  5,536,180    3,411,996       0.1%
*   Banco Popolare SC..........................................................    666,220   10,532,572       0.1%
    Eni SpA....................................................................    547,496   10,504,176       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
ITALY -- (Continued)
*   Finmeccanica SpA...........................................................   185,045 $  2,360,972       0.0%
    Mediobanca SpA............................................................. 1,909,740   18,538,925       0.2%
*   Telecom Italia SpA.........................................................   631,990      745,917       0.0%
#*  Telecom Italia SpA Sponsored ADR........................................... 1,873,200   22,010,100       0.2%
    UniCredit SpA.............................................................. 6,940,290   49,818,281       0.5%
    Unione di Banche Italiane SCPA............................................. 3,582,791   28,437,945       0.3%
                                                                                          ------------       ---
TOTAL ITALY....................................................................            146,360,884       1.5%
                                                                                          ------------       ---
JAPAN -- (19.9%)
    77 Bank, Ltd. (The)........................................................   529,372    3,055,102       0.0%
    Aeon Co., Ltd.............................................................. 2,819,200   35,073,305       0.4%
#   Aisin Seiki Co., Ltd.......................................................   642,200   29,366,476       0.3%
    Alfresa Holdings Corp......................................................   386,000    5,784,864       0.1%
    Amada Holdings Co., Ltd....................................................   563,600    5,687,427       0.1%
    Aoyama Trading Co., Ltd....................................................    20,400      705,598       0.0%
    Asahi Glass Co., Ltd....................................................... 2,364,000   15,909,621       0.2%
    Asahi Kasei Corp........................................................... 3,531,000   33,250,114       0.3%
    Autobacs Seven Co., Ltd....................................................   136,600    2,127,616       0.0%
    Awa Bank, Ltd. (The).......................................................    56,600      335,990       0.0%
    Bank of Kyoto, Ltd. (The)..................................................   709,400    7,733,519       0.1%
    Bank of Yokohama, Ltd. (The)............................................... 2,785,000   17,675,183       0.2%
    Canon Marketing Japan, Inc.................................................   131,800    2,475,823       0.0%
    Chiba Bank, Ltd. (The)..................................................... 1,204,000    9,894,971       0.1%
    Chugoku Bank, Ltd. (The)...................................................   310,800    4,993,354       0.1%
    Citizen Holdings Co., Ltd..................................................   689,600    5,457,280       0.1%
#   Coca-Cola East Japan Co., Ltd..............................................    75,500    1,410,874       0.0%
    Coca-Cola West Co., Ltd....................................................   159,107    2,531,371       0.0%
    COMSYS Holdings Corp.......................................................    56,400      785,752       0.0%
*   Cosmo Oil Co., Ltd......................................................... 1,273,364    1,887,849       0.0%
    Dai Nippon Printing Co., Ltd............................................... 1,335,000   13,791,347       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The).................................... 1,054,900   17,338,228       0.2%
    Daido Steel Co., Ltd.......................................................   675,000    3,227,566       0.0%
#   Daihatsu Motor Co., Ltd....................................................   359,400    5,206,061       0.1%
    Daiichi Sankyo Co., Ltd....................................................   711,000   12,349,136       0.1%
    Denki Kagaku Kogyo K.K.....................................................   992,000    4,050,524       0.0%
    DIC Corp................................................................... 1,508,000    4,562,415       0.1%
    Ebara Corp.................................................................   673,000    2,991,849       0.0%
    Fuji Media Holdings, Inc...................................................    74,400    1,041,580       0.0%
    FUJIFILM Holdings Corp.....................................................   838,600   31,587,556       0.3%
    Fukuoka Financial Group, Inc............................................... 1,218,000    6,997,707       0.1%
#   Fukuyama Transporting Co., Ltd.............................................    85,000      481,642       0.0%
    Furukawa Electric Co., Ltd.................................................   633,000    1,160,221       0.0%
    Glory, Ltd.................................................................   185,800    5,142,446       0.1%
    Gunma Bank, Ltd. (The).....................................................   650,397    4,605,635       0.1%
    H2O Retailing Corp.........................................................   198,900    3,578,754       0.0%
    Hachijuni Bank, Ltd. (The).................................................   620,231    4,835,149       0.1%
    Hankyu Hanshin Holdings, Inc............................................... 1,827,000   11,027,907       0.1%
    Higo Bank, Ltd. (The)......................................................   274,000    1,761,076       0.0%
    Hiroshima Bank, Ltd. (The)................................................. 1,041,000    6,080,296       0.1%
#   Hitachi Capital Corp.......................................................    98,600    2,233,796       0.0%
    Hitachi Chemical Co., Ltd..................................................   225,600    4,366,699       0.0%
#   Hitachi Construction Machinery Co., Ltd....................................   322,800    5,730,867       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp.............................................     14,600 $    423,103       0.0%
    Hitachi Transport System, Ltd..............................................    105,000    1,693,370       0.0%
    Hokuhoku Financial Group, Inc..............................................  1,919,000    4,589,156       0.1%
    Honda Motor Co., Ltd.......................................................  2,839,900   95,208,668       1.0%
    House Foods Group, Inc.....................................................    111,600    2,279,001       0.0%
    Ibiden Co., Ltd............................................................    459,900    8,043,478       0.1%
    Idemitsu Kosan Co., Ltd....................................................    337,596    6,539,844       0.1%
    Iida Group Holdings Co., Ltd...............................................    108,600    1,457,596       0.0%
    Inpex Corp.................................................................  1,335,200   16,757,195       0.2%
    ITOCHU Corp................................................................  3,608,800   44,435,396       0.4%
    Iyo Bank, Ltd. (The).......................................................    476,000    5,929,517       0.1%
    J Front Retailing Co., Ltd.................................................    894,300   14,902,342       0.2%
    JFE Holdings, Inc..........................................................  1,259,700   28,437,532       0.3%
    Joyo Bank, Ltd. (The)......................................................  1,307,000    7,149,213       0.1%
    JTEKT Corp.................................................................     28,800      490,513       0.0%
    JX Holdings, Inc...........................................................  5,156,233   22,453,755       0.2%
#   K's Holdings Corp..........................................................     71,300    2,380,689       0.0%
    Kagoshima Bank, Ltd. (The).................................................    351,143    2,527,523       0.0%
    Kamigumi Co., Ltd..........................................................    442,000    4,425,371       0.1%
    Kaneka Corp................................................................  1,045,542    7,289,404       0.1%
#   Kawasaki Kisen Kaisha, Ltd.................................................  3,579,000    9,244,960       0.1%
    Keiyo Bank, Ltd. (The).....................................................    410,000    2,426,938       0.0%
    Kinden Corp................................................................    207,000    2,907,455       0.0%
    Kirin Holdings Co., Ltd....................................................    341,000    4,513,546       0.1%
    Kobe Steel, Ltd............................................................ 12,790,000   23,246,959       0.2%
    Konica Minolta, Inc........................................................  1,762,300   19,459,489       0.2%
    Kuraray Co., Ltd...........................................................  1,109,700   15,006,166       0.2%
    Kurita Water Industries, Ltd...............................................      7,500      194,883       0.0%
    Kyocera Corp...............................................................    229,500   11,980,234       0.1%
    Kyocera Corp. Sponsored ADR................................................     25,197    1,309,236       0.0%
    Kyowa Hakko Kirin Co., Ltd.................................................    163,000    2,386,116       0.0%
    Lintec Corp................................................................      1,700       41,700       0.0%
#   LIXIL Group Corp...........................................................    445,400    9,283,710       0.1%
    Maeda Road Construction Co., Ltd...........................................     36,000      593,301       0.0%
    Marubeni Corp..............................................................  2,982,600   18,468,420       0.2%
    Marui Group Co., Ltd.......................................................    217,242    2,371,545       0.0%
#   Maruichi Steel Tube, Ltd...................................................     68,600    1,732,669       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.........................................      5,000      182,055       0.0%
    Medipal Holdings Corp......................................................    367,600    5,014,982       0.1%
    Mitsubishi Chemical Holdings Corp..........................................  6,096,500   37,958,208       0.4%
    Mitsubishi Corp............................................................  1,045,900   22,567,066       0.2%
#   Mitsubishi Gas Chemical Co., Inc...........................................    609,000    3,402,959       0.0%
    Mitsubishi Heavy Industries, Ltd...........................................    721,000    3,994,858       0.0%
#   Mitsubishi Materials Corp..................................................  4,804,000   17,294,282       0.2%
    Mitsubishi UFJ Financial Group, Inc........................................ 21,459,506  152,455,840       1.5%
    Mitsubishi UFJ Financial Group, Inc. ADR...................................  4,781,372   33,947,741       0.3%
    Mitsui & Co., Ltd..........................................................  1,339,800   18,738,608       0.2%
    Mitsui & Co., Ltd. Sponsored ADR...........................................     11,723    3,315,382       0.0%
    Mitsui Chemicals, Inc......................................................  3,169,800   10,479,325       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.................................  1,497,000    2,688,155       0.0%
    Mitsui Mining & Smelting Co., Ltd..........................................     69,030      164,013       0.0%
#   Mitsui OSK Lines, Ltd......................................................  3,362,000   11,870,238       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
JAPAN -- (Continued)
    Mizuho Financial Group, Inc................................................ 51,633,200 $98,427,317       1.0%
    Mizuho Financial Group, Inc. ADR...........................................    205,757     785,992       0.0%
    MS&AD Insurance Group Holdings, Inc........................................    481,553  13,780,619       0.1%
    Nagase & Co., Ltd..........................................................    235,889   3,117,522       0.0%
    Nanto Bank, Ltd. (The).....................................................     71,000     256,664       0.0%
    NEC Corp................................................................... 10,559,101  35,130,248       0.4%
    NH Foods, Ltd..............................................................    179,536   3,922,598       0.0%
    NHK Spring Co., Ltd........................................................    472,100   5,404,861       0.1%
#   Nikon Corp.................................................................    779,200  11,079,033       0.1%
    Nippo Corp.................................................................    148,000   2,475,158       0.0%
#   Nippon Electric Glass Co., Ltd.............................................    633,000   3,599,661       0.0%
    Nippon Express Co., Ltd....................................................  3,077,238  17,664,723       0.2%
    Nippon Paper Industries Co., Ltd...........................................    334,100   5,826,058       0.1%
    Nippon Shokubai Co., Ltd...................................................    293,000   4,045,350       0.0%
    Nippon Steel & Sumitomo Metal Corp......................................... 19,063,940  49,589,428       0.5%
    Nippon Yusen K.K...........................................................  7,040,000  22,130,266       0.2%
    Nishi-Nippon City Bank, Ltd. (The).........................................  1,412,569   4,501,068       0.1%
    Nissan Motor Co., Ltd......................................................  5,844,900  60,674,102       0.6%
    Nisshin Seifun Group, Inc..................................................    343,218   4,002,663       0.0%
    Nisshinbo Holdings, Inc....................................................    305,000   3,159,185       0.0%
    NOK Corp...................................................................     74,720   2,348,101       0.0%
    Nomura Holdings, Inc.......................................................  2,562,900  16,626,593       0.2%
    Nomura Real Estate Holdings, Inc...........................................    166,300   3,380,382       0.0%
    NTN Corp...................................................................  1,514,000   8,264,214       0.1%
    NTT DOCOMO, Inc............................................................  3,018,500  53,465,121       0.5%
    NTT DOCOMO, Inc. Sponsored ADR.............................................      3,318      58,762       0.0%
    Obayashi Corp..............................................................    355,682   2,375,766       0.0%
    Oji Holdings Corp..........................................................  3,392,000  15,085,677       0.2%
    Otsuka Holdings Co., Ltd...................................................    411,900  13,001,428       0.1%
    Resona Holdings, Inc.......................................................  3,227,600  17,209,772       0.2%
    Ricoh Co., Ltd.............................................................  3,215,400  33,230,277       0.3%
    Rohm Co., Ltd..............................................................    165,400  11,472,933       0.1%
    Sankyo Co., Ltd............................................................     82,500   3,124,816       0.0%
    SBI Holdings, Inc..........................................................    311,800   4,136,214       0.0%
    Seino Holdings Co., Ltd....................................................    315,000   3,615,854       0.0%
    Sekisui Chemical Co., Ltd..................................................    105,000   1,400,063       0.0%
    Sekisui House, Ltd.........................................................  2,117,600  32,824,192       0.3%
    Shiga Bank, Ltd. (The).....................................................    451,185   2,373,604       0.0%
#   Shinsei Bank, Ltd..........................................................  1,911,000   3,910,502       0.0%
    Shizuoka Bank, Ltd. (The)..................................................    998,000  10,987,142       0.1%
    Showa Denko K.K............................................................  5,905,000   8,072,048       0.1%
    Showa Shell Sekiyu K.K.....................................................    231,300   2,231,184       0.0%
    SKY Perfect JSAT Holdings, Inc.............................................    524,100   3,282,775       0.0%
    Sojitz Corp................................................................  1,906,800   3,728,543       0.0%
    Sompo Japan Nipponkoa Holdings, Inc........................................    336,300  10,986,861       0.1%
#*  Sony Corp. Sponsored ADR...................................................  1,167,334  35,288,507       0.4%
    Sumitomo Chemical Co., Ltd.................................................  6,747,000  37,944,781       0.4%
    Sumitomo Corp..............................................................    852,600  10,067,260       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.........................................     69,100     780,758       0.0%
    Sumitomo Electric Industries, Ltd..........................................  2,774,300  39,195,744       0.4%
    Sumitomo Forestry Co., Ltd.................................................    493,000   5,714,452       0.1%
    Sumitomo Heavy Industries, Ltd.............................................  1,646,000  10,226,602       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Metal Mining Co., Ltd.............................................   794,000 $   11,637,812       0.1%
    Sumitomo Mitsui Financial Group, Inc....................................... 2,728,500    119,138,825       1.2%
    Sumitomo Mitsui Trust Holdings, Inc........................................ 4,217,629     18,565,744       0.2%
    Sumitomo Osaka Cement Co., Ltd.............................................   196,000        638,363       0.0%
    Sumitomo Rubber Industries, Ltd............................................   396,600      7,353,492       0.1%
    Suzuken Co., Ltd...........................................................   131,450      4,113,385       0.0%
    Suzuki Motor Corp..........................................................   475,500     15,369,161       0.2%
    T&D Holdings, Inc.......................................................... 2,073,500     29,920,141       0.3%
    Taisho Pharmaceutical Holdings Co., Ltd....................................    47,099      3,309,859       0.0%
    Takashimaya Co., Ltd.......................................................   753,634      7,033,253       0.1%
    TDK Corp...................................................................   525,100     37,824,101       0.4%
    Teijin, Ltd................................................................ 3,936,450     13,371,978       0.1%
    Tokai Rika Co., Ltd........................................................   165,500      4,043,600       0.0%
    Tokio Marine Holdings, Inc.................................................   692,300     28,222,086       0.3%
    Tokyo Broadcasting System Holdings, Inc....................................    83,800      1,098,383       0.0%
    Toppan Printing Co., Ltd................................................... 1,032,000      8,652,636       0.1%
    Toshiba TEC Corp...........................................................    36,000        199,646       0.0%
    Tosoh Corp................................................................. 1,671,000      8,958,678       0.1%
    Toyo Seikan Group Holdings, Ltd............................................   284,849      4,504,252       0.1%
    Toyobo Co., Ltd............................................................   664,000      1,012,252       0.0%
    Toyoda Gosei Co., Ltd......................................................   203,600      4,710,601       0.1%
#   Toyota Boshoku Corp........................................................   156,600      2,325,041       0.0%
#   Toyota Tsusho Corp.........................................................   890,000     22,883,389       0.2%
    Ube Industries, Ltd........................................................ 3,078,000      5,106,530       0.1%
    Ushio, Inc.................................................................    36,800        482,578       0.0%
    Wacoal Holdings Corp.......................................................   172,000      1,911,528       0.0%
#   Yamada Denki Co., Ltd...................................................... 1,608,100      6,582,064       0.1%
#   Yamaguchi Financial Group, Inc.............................................   510,148      6,394,606       0.1%
    Yamaha Corp................................................................   224,600      4,081,469       0.0%
    Yamato Kogyo Co., Ltd......................................................    61,700      1,451,672       0.0%
    Yamazaki Baking Co., Ltd...................................................   145,000      2,566,583       0.0%
    Yokohama Rubber Co., Ltd. (The)............................................   406,000      4,368,796       0.1%
                                                                                          --------------      ----
TOTAL JAPAN....................................................................            2,210,760,199      22.1%
                                                                                          --------------      ----
NETHERLANDS -- (2.7%)
    Aegon NV................................................................... 2,915,542     23,003,329       0.2%
#   Akzo Nobel NV..............................................................    31,747      2,429,081       0.0%
#   ArcelorMittal(B03XPL1)..................................................... 3,474,174     36,970,251       0.4%
#   ArcelorMittal(B295F26).....................................................   638,488      6,825,437       0.1%
    Boskalis Westminster NV....................................................   170,874      8,878,714       0.1%
*   ING Groep NV............................................................... 6,479,202     99,400,933       1.0%
#*  ING Groep NV Sponsored ADR................................................. 1,297,167     19,872,598       0.2%
    Koninklijke Ahold NV.......................................................   246,583      4,777,319       0.0%
    Koninklijke DSM NV.........................................................   654,058     37,301,316       0.4%
    Koninklijke KPN NV......................................................... 3,251,631     12,056,254       0.1%
    Koninklijke Philips NV(500472303)..........................................    73,465      2,101,834       0.0%
    Koninklijke Philips NV(5986622)............................................ 1,384,825     39,667,264       0.4%
#   TNT Express NV.............................................................    72,118        615,604       0.0%
                                                                                          --------------      ----
TOTAL NETHERLANDS..............................................................              293,899,934       2.9%
                                                                                          --------------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd........................................   691,489      2,426,575       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd........................................................  1,292,916 $  5,598,998       0.1%
#   Fletcher Building, Ltd.....................................................    442,829    2,803,157       0.0%
                                                                                           ------------       ---
TOTAL NEW ZEALAND..............................................................              10,828,730       0.1%
                                                                                           ------------       ---
NORWAY -- (0.6%)
#   Aker ASA Class A...........................................................     52,913    1,191,659       0.0%
#   DNB ASA....................................................................    508,759    9,038,202       0.1%
#   Norsk Hydro ASA............................................................  1,118,419    5,296,608       0.1%
    Norsk Hydro ASA Sponsored ADR..............................................     59,900      283,327       0.0%
#   Seadrill, Ltd..............................................................    389,333    5,096,369       0.1%
#   SpareBank 1 SR Bank ASA....................................................     67,916      503,693       0.0%
    Statoil ASA................................................................  1,168,285   24,768,061       0.2%
#   Statoil ASA Sponsored ADR..................................................    491,223   10,428,664       0.1%
*   Storebrand ASA.............................................................    777,915    2,750,474       0.0%
    Subsea 7 SA................................................................    669,306    7,434,537       0.1%
    Yara International ASA.....................................................     52,100    2,669,471       0.0%
                                                                                           ------------       ---
TOTAL NORWAY...................................................................              69,461,065       0.7%
                                                                                           ------------       ---
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA...............................................  6,525,893      649,855       0.0%
*   Banco Espirito Santo SA....................................................  2,631,973           --       0.0%
    EDP Renovaveis SA..........................................................    541,158    3,782,865       0.0%
                                                                                           ------------       ---
TOTAL PORTUGAL.................................................................               4,432,720       0.0%
                                                                                           ------------       ---
SINGAPORE -- (1.1%)
    CapitaLand, Ltd............................................................  3,197,300    8,897,558       0.1%
    City Developments, Ltd.....................................................    555,000    4,465,501       0.0%
    DBS Group Holdings, Ltd....................................................  2,037,387   32,374,836       0.3%
    Frasers Centrepoint, Ltd...................................................    439,400      628,624       0.0%
    Golden Agri-Resources, Ltd................................................. 15,835,000    5,009,434       0.1%
    GuocoLand, Ltd.............................................................      9,000       12,906       0.0%
    Hutchison Port Holdings Trust.............................................. 12,638,200    8,515,114       0.1%
#*  Neptune Orient Lines, Ltd..................................................  1,388,004    1,187,629       0.0%
#   Noble Group, Ltd........................................................... 15,073,900    9,816,376       0.1%
#   Olam International, Ltd....................................................    466,600      711,651       0.0%
    OUE, Ltd...................................................................    405,000      675,924       0.0%
    Singapore Airlines, Ltd....................................................  2,371,600   21,852,351       0.2%
#   United Industrial Corp., Ltd...............................................  1,995,066    5,168,362       0.1%
#   UOL Group, Ltd.............................................................  1,001,864    6,024,197       0.1%
    Venture Corp., Ltd.........................................................    536,400    3,420,950       0.0%
    Wheelock Properties Singapore, Ltd.........................................    861,000    1,247,873       0.0%
    Wilmar International, Ltd..................................................  4,154,000   10,202,735       0.1%
                                                                                           ------------       ---
TOTAL SINGAPORE................................................................             120,212,021       1.2%
                                                                                           ------------       ---
SPAIN -- (2.3%)
*   Acciona SA.................................................................     94,122    7,120,702       0.1%
#   Banco de Sabadell SA....................................................... 16,018,603   42,840,987       0.4%
    Banco Popular Espanol SA...................................................  3,608,273   18,774,035       0.2%
    Banco Santander SA.........................................................  3,558,854   26,906,955       0.3%
    Banco Santander SA Sponsored ADR...........................................    760,392    5,718,148       0.1%
    CaixaBank SA...............................................................  2,249,372   11,281,838       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
SPAIN -- (Continued)
    Iberdrola SA............................................................... 14,302,198 $ 95,728,713       0.9%
    Mapfre SA..................................................................  2,258,646    8,393,346       0.1%
    Repsol SA..................................................................  1,624,952   33,496,671       0.3%
                                                                                           ------------       ---
TOTAL SPAIN....................................................................             250,261,395       2.5%
                                                                                           ------------       ---
SWEDEN -- (2.8%)
#   Boliden AB.................................................................  1,081,129   23,488,252       0.2%
    Holmen AB Class A..........................................................      5,131      168,590       0.0%
    Holmen AB Class B..........................................................     26,875      889,238       0.0%
    ICA Gruppen AB.............................................................      2,667       98,935       0.0%
    Meda AB Class A............................................................    308,435    5,177,202       0.1%
    Millicom International Cellular SA.........................................      2,889      225,390       0.0%
    Nordea Bank AB.............................................................  3,699,255   46,999,566       0.5%
    Skandinaviska Enskilda Banken AB Class A...................................  3,767,728   47,611,542       0.5%
    Skandinaviska Enskilda Banken AB Class C...................................     22,560      277,590       0.0%
#*  SSAB AB Class A............................................................    181,327    1,096,931       0.0%
#*  SSAB AB Class B............................................................     77,575      402,896       0.0%
    Svenska Cellulosa AB SCA Class A...........................................     69,959    1,773,606       0.0%
    Svenska Cellulosa AB SCA Class B...........................................  2,234,256   56,515,429       0.6%
    Svenska Handelsbanken AB Class A...........................................    391,721   18,081,421       0.2%
    Svenska Handelsbanken AB Class B...........................................      3,295      150,207       0.0%
    Swedbank AB Class A........................................................    674,237   15,677,813       0.1%
    Tele2 AB Class B...........................................................    740,123    9,871,594       0.1%
#   Telefonaktiebolaget LM Ericsson Class A....................................     28,098      295,252       0.0%
    Telefonaktiebolaget LM Ericsson Class B....................................  4,879,427   53,365,201       0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR..............................    891,379    9,733,859       0.1%
    TeliaSonera AB.............................................................  3,717,354   23,111,275       0.2%
                                                                                           ------------       ---
TOTAL SWEDEN...................................................................             315,011,789       3.1%
                                                                                           ------------       ---
SWITZERLAND -- (7.7%)
    ABB, Ltd...................................................................  3,506,609   76,838,333       0.8%
#   ABB, Ltd. Sponsored ADR....................................................     98,484    2,143,997       0.0%
    Adecco SA..................................................................    571,300   46,559,052       0.5%
    Aryzta AG..................................................................    244,085   16,470,142       0.2%
    Baloise Holding AG.........................................................    200,163   26,048,440       0.3%
    Banque Cantonale Vaudoise..................................................        468      275,624       0.0%
    Cie Financiere Richemont SA................................................    591,731   52,742,706       0.5%
    Clariant AG................................................................    951,816   20,896,797       0.2%
    Credit Suisse Group AG.....................................................    290,425    7,686,695       0.1%
#   Credit Suisse Group AG Sponsored ADR.......................................    849,993   21,904,320       0.2%
*   Dufry AG...................................................................      7,921    1,164,679       0.0%
    Holcim, Ltd................................................................    887,877   71,323,585       0.7%
    Julius Baer Group, Ltd.....................................................    245,755   12,862,997       0.1%
    Lonza Group AG.............................................................    162,986   23,044,594       0.2%
    Novartis AG................................................................  1,236,600  126,222,379       1.3%
    Novartis AG ADR............................................................    277,512   28,250,722       0.3%
    Sulzer AG..................................................................     50,596    5,645,912       0.1%
    Swatch Group AG (The)(7184736).............................................     44,280    3,923,434       0.0%
    Swatch Group AG (The)(7184725).............................................      5,406    2,416,780       0.0%
    Swiss Life Holding AG......................................................     75,209   17,847,162       0.2%
    Swiss Re AG................................................................  1,037,390   92,024,136       0.9%
    Syngenta AG................................................................    100,750   33,713,923       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    UBS Group AG(BRJL176)......................................................  2,463,478 $   49,213,708       0.5%
*   UBS Group AG(H42097107)....................................................    500,015     10,035,301       0.1%
    Zurich Insurance Group AG..................................................    333,311    102,877,494       1.0%
                                                                                           --------------      ----
TOTAL SWITZERLAND..............................................................               852,132,912       8.5%
                                                                                           --------------      ----
UNITED KINGDOM -- (15.7%)
    Anglo American P.L.C.......................................................  3,418,604     57,919,731       0.6%
    Aviva P.L.C................................................................  2,532,795     20,377,491       0.2%
    Barclays P.L.C.............................................................  7,877,108     30,818,789       0.3%
#   Barclays P.L.C. Sponsored ADR..............................................  5,577,889     87,795,973       0.9%
    Barratt Developments P.L.C.................................................  1,006,942      7,988,414       0.1%
    BP P.L.C...................................................................  1,912,816     13,795,984       0.1%
    BP P.L.C. Sponsored ADR....................................................  8,279,050    357,323,797       3.6%
    Carnival P.L.C.............................................................    382,259     17,391,697       0.2%
#   Carnival P.L.C. ADR........................................................    149,048      6,750,384       0.1%
    Glencore P.L.C.............................................................  9,442,477     44,857,120       0.5%
    HSBC Holdings P.L.C........................................................ 11,244,488    112,326,785       1.1%
    HSBC Holdings P.L.C. Sponsored ADR.........................................  2,250,217    111,678,269       1.1%
    Investec P.L.C.............................................................  1,195,168     11,412,535       0.1%
#   J Sainsbury P.L.C..........................................................  5,377,115     22,358,452       0.2%
    Kingfisher P.L.C...........................................................  7,866,494     42,262,955       0.4%
    Lloyds Banking Group P.L.C................................................. 80,211,445     94,992,545       1.0%
    Lloyds Banking Group P.L.C. ADR............................................  1,610,766      7,683,354       0.1%
    Old Mutual P.L.C...........................................................  9,672,569     34,696,655       0.3%
#   Pearson P.L.C. Sponsored ADR...............................................  1,179,255     23,868,121       0.2%
*   Royal Bank of Scotland Group P.L.C.........................................  3,666,673     18,997,120       0.2%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..........................    400,166      4,137,716       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)..........................................    578,802     18,249,763       0.2%
    Royal Dutch Shell P.L.C.(B03MM40)..........................................    255,146      8,168,701       0.1%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)......................................  3,323,210    214,646,134       2.1%
    Royal Dutch Shell P.L.C. ADR(780259206)....................................    812,214     51,518,734       0.5%
    RSA Insurance Group P.L.C..................................................    551,638      3,608,682       0.0%
    Standard Chartered P.L.C...................................................  4,120,837     67,467,164       0.7%
#   Vedanta Resources P.L.C....................................................     64,463        619,149       0.0%
    Vodafone Group P.L.C....................................................... 34,880,956    122,892,797       1.2%
    Vodafone Group P.L.C. Sponsored ADR........................................  2,686,108     94,551,011       0.9%
    WM Morrison Supermarkets P.L.C.............................................  9,456,529     26,963,198       0.3%
                                                                                           --------------      ----
TOTAL UNITED KINGDOM...........................................................             1,738,119,220      17.3%
                                                                                           --------------      ----
TOTAL COMMON STOCKS............................................................             9,866,958,895      98.5%
                                                                                           --------------      ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Bayerische Motoren Werke AG................................................      5,245        479,281       0.0%
    Porsche Automobil Holding SE...............................................    242,713     23,029,404       0.2%
#   Volkswagen AG..............................................................    213,701     55,016,390       0.6%
                                                                                           --------------      ----
TOTAL GERMANY..................................................................                78,525,075       0.8%
                                                                                           --------------      ----
TOTAL PREFERRED STOCKS.........................................................                78,525,075       0.8%
                                                                                           --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights............................................  3,608,273 $        68,877        0.0%
*   Banco Santander SA Rights..................................................  3,558,853         586,897        0.0%
                                                                                           ---------------      -----
TOTAL SPAIN....................................................................                    655,774        0.0%
                                                                                           ---------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                    655,774        0.0%
                                                                                           ---------------      -----

                                                                                               VALUE+
                                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@ DFA Short Term Investment Fund............................................ 98,338,208   1,137,773,070       11.3%
                                                                                           ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,751,627,190)............................            $11,083,912,814      110.6%
                                                                                           ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $   41,710,367 $  605,809,006   --    $   647,519,373
   Austria....................             --     14,194,786   --         14,194,786
   Belgium....................      4,236,232    122,970,952   --        127,207,184
   Canada.....................    847,673,139             --   --        847,673,139
   Denmark....................             --    143,350,002   --        143,350,002
   Finland....................      2,202,162     74,900,822   --         77,102,984
   France.....................      4,519,004    868,750,182   --        873,269,186
   Germany....................     65,809,417    696,292,398   --        762,101,815
   Hong Kong..................             --    301,807,537   --        301,807,537
   Ireland....................      6,015,287     20,106,494   --         26,121,781
   Israel.....................        851,655     34,278,584   --         35,130,239
   Italy......................     22,010,100    124,350,784   --        146,360,884
   Japan......................     74,705,620  2,136,054,579   --      2,210,760,199
   Netherlands................     28,799,869    265,100,065   --        293,899,934
   New Zealand................             --     10,828,730   --         10,828,730
   Norway.....................     15,808,360     53,652,705   --         69,461,065
   Portugal...................             --      4,432,720   --          4,432,720
   Singapore..................             --    120,212,021   --        120,212,021
   Spain......................      5,718,148    244,543,247   --        250,261,395
   Sweden.....................      9,733,859    305,277,930   --        315,011,789
   Switzerland................     62,334,340    789,798,572   --        852,132,912
   United Kingdom.............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
   Germany....................             --     78,525,075   --         78,525,075
Rights/Warrants
   Spain......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AES Tiete SA...............................................................    76,084 $   366,159       0.0%
    AMBEV SA...................................................................   855,320   5,376,711       0.1%
    AMBEV SA ADR............................................................... 4,741,571  30,014,144       0.7%
    Banco Bradesco SA..........................................................   876,698   8,740,938       0.2%
    Banco do Brasil SA.........................................................   906,592   8,009,917       0.2%
    BB Seguridade Participacoes SA.............................................   576,354   6,743,052       0.2%
    BM&FBovespa SA............................................................. 2,442,708  10,061,238       0.2%
    BR Malls Participacoes SA..................................................   647,523   3,524,578       0.1%
#   Braskem SA Sponsored ADR...................................................   165,709   1,375,385       0.0%
    BRF SA ADR.................................................................   539,479  11,582,614       0.3%
    CCR SA..................................................................... 1,120,568   6,173,826       0.2%
    Centrais Eletricas Brasileiras SA..........................................   204,600     495,720       0.0%
#   Centrais Eletricas Brasileiras SA ADR......................................    86,923     249,469       0.0%
#   Centrais Eletricas Brasileiras SA Sponsored ADR............................   100,200     245,490       0.0%
    CETIP SA - Mercados Organizados............................................   386,800   4,435,500       0.1%
#   Cia Brasileira de Distribuicao ADR.........................................    85,830   2,878,738       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo............................   288,000   1,701,455       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR........................   178,668   1,052,354       0.0%
    Cia Energetica de Minas Gerais.............................................    87,787     423,646       0.0%
    Cia Paranaense de Energia..................................................    27,600     209,774       0.0%
    Cia Paranaense de Energia Sponsored ADR....................................    57,783     632,146       0.0%
    Cia Siderurgica Nacional SA................................................   633,652   1,697,198       0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR..................................   911,142   2,450,972       0.1%
    Cielo SA................................................................... 1,033,020  14,379,553       0.3%
*   Cosan Logistica SA.........................................................   177,069     141,046       0.0%
    Cosan SA Industria e Comercio..............................................   181,808   1,780,095       0.0%
    CPFL Energia SA............................................................   215,566   1,421,629       0.0%
#   CPFL Energia SA ADR........................................................    65,545     853,396       0.0%
    Duratex SA.................................................................   569,365   1,604,377       0.0%
    EcoRodovias Infraestrutura e Logistica SA..................................   249,477     734,450       0.0%
    Embraer SA.................................................................    29,370     229,076       0.0%
    Embraer SA ADR.............................................................   187,162   5,835,711       0.1%
    Estacio Participacoes SA...................................................   259,318   1,566,434       0.0%
*   Fibria Celulose SA Sponsored ADR...........................................   488,398   6,842,456       0.2%
    Gerdau SA..................................................................   148,832     385,300       0.0%
    Gerdau SA Sponsored ADR....................................................   577,984   1,942,026       0.1%
    Guararapes Confeccoes SA...................................................     5,356     144,879       0.0%
*   Hypermarcas SA.............................................................   466,924   3,080,851       0.1%
    Itau Unibanco Holding SA...................................................   305,889   3,521,893       0.1%
    JBS SA..................................................................... 1,555,174   8,021,177       0.2%
    Klabin SA..................................................................   996,400   6,111,443       0.1%
    Kroton Educacional SA...................................................... 1,456,499   5,317,542       0.1%
    Localiza Rent a Car SA.....................................................   244,824   2,853,754       0.1%
    Lojas Americanas SA........................................................   206,237     903,543       0.0%
    Lojas Renner SA............................................................   162,587   5,668,784       0.1%
    M Dias Branco SA...........................................................    40,100   1,151,779       0.0%
    Multiplan Empreendimentos Imobiliarios SA..................................   112,800   1,984,235       0.1%
    Natura Cosmeticos SA.......................................................   230,150   2,199,944       0.1%
*   Oi SA......................................................................   109,065     204,522       0.0%
*   Oi SA ADR(670851302).......................................................       732       1,464       0.0%
#*  Oi SA ADR(670851401).......................................................    10,789      20,823       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA.....................................................     598,900 $  2,832,548       0.1%
#*  Petroleo Brasileiro SA ADR.................................................   1,308,418   12,429,971       0.3%
    Porto Seguro SA............................................................     235,799    2,949,689       0.1%
*   Qualicorp SA...............................................................     387,373    3,188,520       0.1%
    Raia Drogasil SA...........................................................     235,900    2,677,701       0.1%
*   Rumo Logistica Operadora Multimodal SA.....................................   1,465,079      632,139       0.0%
    Souza Cruz SA..............................................................     504,313    4,603,000       0.1%
    Tim Participacoes SA.......................................................     533,613    1,709,078       0.0%
    Tim Participacoes SA ADR...................................................      63,679    1,001,034       0.0%
    Totvs SA...................................................................     128,775    1,487,797       0.0%
    Tractebel Energia SA.......................................................     188,101    2,228,781       0.1%
    Transmissora Alianca de Energia Eletrica SA................................     186,134    1,225,058       0.0%
    Ultrapar Participacoes SA..................................................     334,284    7,693,208       0.2%
    Ultrapar Participacoes SA Sponsored ADR....................................     254,308    5,808,395       0.1%
    Usinas Siderurgicas de Minas Gerais SA.....................................      39,100      217,889       0.0%
    Vale SA....................................................................     252,500    1,898,181       0.1%
#   Vale SA Sponsored ADR......................................................   1,238,400    9,510,912       0.2%
    WEG SA.....................................................................     579,650    3,087,798       0.1%
                                                                                            ------------       ---
TOTAL BRAZIL...................................................................              252,524,905       5.8%
                                                                                            ------------       ---
CANADA -- (0.0%)
    Tahoe Resources, Inc.......................................................      30,009      423,433       0.0%
                                                                                            ------------       ---
CHILE -- (1.6%)
    AES Gener SA...............................................................   2,502,183    1,460,442       0.0%
    Aguas Andinas SA Class A...................................................   3,750,936    2,208,063       0.1%
    Banco de Chile.............................................................   3,083,541      357,432       0.0%
    Banco de Chile ADR.........................................................      46,585    3,270,262       0.1%
    Banco de Credito e Inversiones.............................................      37,214    1,855,687       0.1%
    Banco Santander Chile ADR..................................................     226,796    4,946,421       0.1%
    CAP SA.....................................................................     131,403      467,328       0.0%
    Cencosud SA................................................................   1,649,276    4,273,853       0.1%
    Cencosud SA ADR............................................................       8,408       64,489       0.0%
    Cia Cervecerias Unidas SA..................................................      69,124      744,028       0.0%
#   Cia Cervecerias Unidas SA ADR..............................................      57,361    1,254,485       0.0%
    Colbun SA..................................................................   8,004,723    2,416,533       0.1%
    Corpbanca SA............................................................... 201,239,114    2,279,712       0.1%
    Corpbanca SA ADR...........................................................      30,902      523,789       0.0%
*   E.CL SA....................................................................     127,905      208,069       0.0%
    Embotelladora Andina SA Class A ADR........................................      22,244      330,101       0.0%
#   Embotelladora Andina SA Class B ADR........................................      21,587      408,210       0.0%
#   Empresa Nacional de Electricidad SA Sponsored ADR..........................     127,402    5,875,780       0.1%
    Empresas CMPC SA...........................................................   2,074,399    5,894,054       0.1%
    Empresas COPEC SA..........................................................     371,673    4,279,724       0.1%
    Enersis SA Sponsored ADR...................................................     490,872    8,722,795       0.2%
    ENTEL Chile SA.............................................................     286,929    3,234,489       0.1%
    Inversiones Aguas Metropolitanas SA........................................     466,482      760,374       0.0%
#*  Latam Airlines Group SA Sponsored ADR......................................     552,959    5,291,818       0.1%
    Molibdenos y Metales SA....................................................      15,408      111,419       0.0%
    Parque Arauco SA...........................................................     207,902      390,889       0.0%
    SACI Falabella.............................................................     822,671    6,442,295       0.2%
    Sigdo Koppers SA...........................................................     361,767      541,837       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Sponsored ADR........................    121,378 $ 2,650,896       0.1%
    Sonda SA...................................................................    625,003   1,476,546       0.0%
                                                                                           -----------       ---
TOTAL CHILE....................................................................             72,741,820       1.7%
                                                                                           -----------       ---
CHINA -- (16.3%)
#   AAC Technologies Holdings, Inc.............................................      4,500      23,783       0.0%
    Agricultural Bank of China, Ltd. Class H................................... 14,058,000   7,932,441       0.2%
    Air China, Ltd. Class H....................................................  1,142,000   1,372,972       0.0%
#*  Aluminum Corp. of China, Ltd. ADR..........................................    112,680   1,813,021       0.0%
#*  Aluminum Corp. of China, Ltd. Class H......................................    996,000     636,197       0.0%
#   Angang Steel Co., Ltd. Class H.............................................  1,422,000   1,181,706       0.0%
#   Anhui Conch Cement Co., Ltd. Class H.......................................  1,041,500   4,217,736       0.1%
    Anta Sports Products, Ltd..................................................    432,000     956,573       0.0%
    AviChina Industry & Technology Co., Ltd. Class H...........................     28,000      31,974       0.0%
    Bank of China, Ltd. Class H................................................ 56,936,100  39,012,786       0.9%
    Bank of Communications Co., Ltd. Class H...................................  5,955,515   6,112,423       0.1%
    BBMG Corp. Class H.........................................................    787,500     974,636       0.0%
    Beijing Enterprises Holdings, Ltd..........................................    518,472   4,754,849       0.1%
#   Beijing Enterprises Water Group, Ltd.......................................    928,000     795,574       0.0%
    Belle International Holdings, Ltd..........................................  3,431,000   4,403,589       0.1%
    Brilliance China Automotive Holdings, Ltd..................................  1,434,000   2,691,230       0.1%
    Byd Co., Ltd. Class H......................................................    196,386   1,185,182       0.0%
    China CITIC Bank Corp., Ltd. Class H.......................................  5,751,928   5,208,744       0.1%
#   China Coal Energy Co., Ltd. Class H........................................  4,232,777   2,766,016       0.1%
    China Communications Construction Co., Ltd. Class H........................  4,046,000   7,359,082       0.2%
    China Construction Bank Corp. Class H...................................... 61,526,590  59,725,981       1.4%
#*  China COSCO Holdings Co., Ltd. Class H.....................................  2,263,000   2,068,989       0.1%
*   China Eastern Airlines Corp., Ltd. ADR.....................................      2,200      85,206       0.0%
*   China Eastern Airlines Corp., Ltd. Class H.................................    894,000     690,329       0.0%
    China Everbright International, Ltd........................................  2,133,000   3,977,522       0.1%
    China Gas Holdings, Ltd....................................................    922,000   1,624,289       0.0%
    China Hongqiao Group, Ltd..................................................    741,000     688,919       0.0%
    China International Marine Containers Group Co., Ltd. Class H..............    338,700     914,838       0.0%
    China Life Insurance Co., Ltd. ADR.........................................    308,012  22,383,232       0.5%
    China Longyuan Power Group Corp., Ltd. Class H.............................  1,931,000   2,388,119       0.1%
    China Mengniu Dairy Co., Ltd...............................................    732,000   3,717,719       0.1%
#   China Merchants Bank Co., Ltd. Class H.....................................  3,724,554  11,251,287       0.3%
    China Merchants Holdings International Co., Ltd............................  1,003,501   4,565,465       0.1%
    China Minsheng Banking Corp., Ltd. Class H.................................  4,510,500   6,609,216       0.2%
    China Mobile, Ltd..........................................................    918,661  65,619,955       1.5%
#   China Molybdenum Co., Ltd. Class H.........................................    691,322     692,378       0.0%
    China National Building Material Co., Ltd. Class H.........................  4,867,916   5,879,467       0.1%
    China Oilfield Services, Ltd. Class H......................................  1,504,000   3,088,015       0.1%
    China Overseas Land & Investment, Ltd......................................  3,276,000  13,624,759       0.3%
    China Pacific Insurance Group Co., Ltd. Class H............................  1,149,800   6,232,214       0.1%
#   China Petroleum & Chemical Corp. ADR.......................................    132,615  12,528,111       0.3%
    China Petroleum & Chemical Corp. Class H...................................  4,626,800   4,390,674       0.1%
    China Railway Construction Corp., Ltd. Class H.............................  1,682,000   3,371,483       0.1%
    China Railway Group, Ltd. Class H..........................................  3,316,000   4,679,092       0.1%
    China Resources Cement Holdings, Ltd.......................................  2,207,335   1,400,027       0.0%
#   China Resources Enterprise, Ltd............................................  1,117,000   3,421,771       0.1%
    China Resources Gas Group, Ltd.............................................    640,000   2,234,971       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    China Resources Land, Ltd..................................................  1,972,666 $ 7,169,912       0.2%
    China Resources Power Holdings Co., Ltd....................................  1,174,000   3,556,651       0.1%
    China Shenhua Energy Co., Ltd. Class H.....................................  2,160,500   5,597,013       0.1%
*   China Shipping Container Lines Co., Ltd. Class H...........................  3,872,000   2,183,614       0.1%
#   China South City Holdings, Ltd.............................................  1,814,000     799,469       0.0%
    China Southern Airlines Co., Ltd. Class H..................................    684,000     678,376       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR............................     12,606     618,198       0.0%
    China State Construction International Holdings, Ltd.......................  1,348,000   2,618,846       0.1%
*   China Taiping Insurance Holdings Co., Ltd..................................    760,106   2,833,628       0.1%
    China Telecom Corp., Ltd. ADR..............................................     55,758   4,136,128       0.1%
    China Telecom Corp., Ltd. Class H..........................................  3,302,000   2,450,387       0.1%
#   China Unicom Hong Kong, Ltd.(2603496)......................................    483,030   9,076,134       0.2%
    China Unicom Hong Kong, Ltd.(6263830)......................................    166,000     311,769       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H..........................  2,630,000   2,362,892       0.1%
    CITIC Securities Co., Ltd. Class H.........................................    461,000   2,045,143       0.0%
    CITIC, Ltd.................................................................  1,425,000   2,850,698       0.1%
    CNOOC, Ltd.................................................................  3,783,000   6,431,179       0.1%
#   CNOOC, Ltd. ADR............................................................    127,716  21,871,365       0.5%
    COSCO Pacific, Ltd.........................................................  1,971,502   3,106,876       0.1%
    Country Garden Holdings Co., Ltd...........................................  7,983,686   4,300,009       0.1%
    CSPC Pharmaceutical Group, Ltd.............................................    752,000     778,866       0.0%
#   CSR Corp., Ltd.............................................................  1,471,000   2,839,553       0.1%
    Datang International Power Generation Co., Ltd. Class H....................  1,570,000     922,423       0.0%
#   Dongfang Electric Corp., Ltd. Class H......................................    264,600     600,585       0.0%
    Dongfeng Motor Group Co., Ltd. Class H.....................................  1,692,000   2,811,015       0.1%
    ENN Energy Holdings, Ltd...................................................    676,000   4,865,430       0.1%
#   Evergrande Real Estate Group, Ltd.......................................... 10,898,000  10,333,075       0.2%
#   Fosun International, Ltd...................................................  1,088,441   2,712,907       0.1%
#*  GCL-Poly Energy Holdings, Ltd..............................................  5,859,814   1,764,654       0.0%
#   Geely Automobile Holdings, Ltd.............................................  3,825,000   2,156,703       0.1%
    Great Wall Motor Co., Ltd. Class H.........................................    747,500   5,671,712       0.1%
    Guangdong Investment, Ltd..................................................  1,968,000   2,919,405       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR..................................     27,717     914,938       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H...............................  1,522,259   1,640,881       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H.............     98,000     376,041       0.0%
    Guangzhou R&F Properties Co., Ltd..........................................  2,102,000   2,680,996       0.1%
    Haier Electronics Group Co., Ltd...........................................    716,000   2,045,842       0.1%
#   Hanergy Thin Film Power Group, Ltd.........................................  5,460,000   5,074,284       0.1%
    Hengan International Group Co., Ltd........................................    588,500   7,260,282       0.2%
    Huadian Power International Corp., Ltd. Class H............................  1,394,000   1,546,981       0.0%
#   Huaneng Power International, Inc. Class H..................................    810,000   1,150,826       0.0%
#   Huaneng Power International, Inc. Sponsored ADR............................     34,452   1,961,008       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H........................ 64,483,185  56,102,613       1.3%
    Jiangsu Expressway Co., Ltd. Class H.......................................    944,000   1,291,283       0.0%
    Jiangxi Copper Co., Ltd. Class H...........................................    916,000   1,890,339       0.0%
    Kunlun Energy Co., Ltd.....................................................  3,328,000   3,942,277       0.1%
    Lenovo Group, Ltd..........................................................  5,097,278   8,765,126       0.2%
    Longfor Properties Co., Ltd................................................  1,382,500   2,378,201       0.1%
    Metallurgical Corp. of China, Ltd. Class H.................................  2,475,000   1,466,936       0.0%
    New China Life Insurance Co., Ltd. Class H.................................    490,700   3,039,665       0.1%
    New World China Land, Ltd..................................................  2,520,000   1,699,376       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................     15,000      12,246       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CHINA -- (Continued)
#   PetroChina Co., Ltd. ADR...................................................   125,562 $ 16,187,453       0.4%
    PetroChina Co., Ltd. Class H............................................... 1,924,000    2,481,504       0.1%
    PICC Property & Casualty Co., Ltd. Class H................................. 2,050,132    4,547,398       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H......................... 1,337,500   19,196,585       0.4%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H....................   988,000      916,889       0.0%
#   Shanghai Electric Group Co., Ltd. Class H.................................. 1,082,000    1,103,320       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H......................   180,500      684,637       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   538,274    2,146,088       0.1%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.........................   419,300    1,302,441       0.0%
    Shenzhou International Group Holdings, Ltd.................................   412,000    1,929,775       0.0%
    Shimao Property Holdings, Ltd.............................................. 1,892,371    4,445,512       0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.................................. 2,286,000    1,300,715       0.0%
    Sino Biopharmaceutical, Ltd................................................ 2,244,000    2,559,039       0.1%
    Sino-Ocean Land Holdings, Ltd.............................................. 2,781,743    2,321,263       0.1%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H........................... 1,693,000    1,022,827       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.....................     9,818      593,272       0.0%
    Sinopharm Group Co., Ltd. Class H..........................................   696,000    3,323,777       0.1%
    SOHO China, Ltd............................................................ 2,533,763    1,925,424       0.0%
#   Sun Art Retail Group, Ltd.................................................. 1,994,000    2,048,529       0.1%
    Tencent Holdings, Ltd...................................................... 3,916,400   80,830,072       1.8%
    Tingyi Cayman Islands Holding Corp......................................... 1,562,000    3,302,611       0.1%
    Tsingtao Brewery Co., Ltd. Class H.........................................   186,000    1,187,679       0.0%
#   Want Want China Holdings, Ltd.............................................. 4,988,000    5,477,858       0.1%
    Weichai Power Co., Ltd. Class H............................................   341,200    1,347,502       0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H...................   309,400      722,018       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H...................................... 1,172,000    1,173,448       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR................................   106,215    1,056,839       0.0%
    Zhejiang Expressway Co., Ltd. Class H...................................... 1,358,000    2,167,253       0.1%
    Zhuzhou CSR Times Electric Co., Ltd. Class H...............................   302,000    2,556,315       0.1%
    Zijin Mining Group Co., Ltd. Class H....................................... 2,667,000      988,231       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.................... 1,262,200      874,375       0.0%
    ZTE Corp. Class H..........................................................   257,238      863,950       0.0%
                                                                                          ------------      ----
TOTAL CHINA....................................................................            742,483,897      16.9%
                                                                                          ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA.........................................................   211,196    2,266,234       0.1%
    Banco de Bogota SA.........................................................    30,390      802,235       0.0%
    Bancolombia SA.............................................................   233,082    2,465,855       0.1%
    Bancolombia SA Sponsored ADR...............................................   107,401    4,862,043       0.1%
    Celsia SA ESP..............................................................     6,565       13,918       0.0%
    Cementos Argos SA..........................................................   415,306    1,764,440       0.0%
*   Cemex Latam Holdings SA....................................................   138,849      775,269       0.0%
    Corp. Financiera Colombiana SA.............................................    51,792      832,760       0.0%
    Ecopetrol SA............................................................... 1,016,730      866,483       0.0%
#   Ecopetrol SA Sponsored ADR.................................................   220,479    3,774,600       0.1%
    Empresa de Energia de Bogota SA ESP........................................   980,096      699,481       0.0%
    Grupo Argos SA.............................................................     5,542       43,508       0.0%
    Grupo Aval Acciones y Valores..............................................   135,177       68,383       0.0%
    Grupo Aval Acciones y Valores ADR..........................................    34,619      350,344       0.0%
    Grupo de Inversiones Suramericana SA.......................................   118,468    1,946,615       0.1%
    Grupo Nutresa SA...........................................................   119,583    1,243,021       0.0%
    Interconexion Electrica SA ESP.............................................   552,280    1,854,845       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COLOMBIA -- (Continued)
    Isagen SA ESP.............................................................. 1,196,598 $ 1,599,985       0.0%
                                                                                          -----------       ---
TOTAL COLOMBIA.................................................................            26,230,019       0.6%
                                                                                          -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S....................................................................   216,285   5,619,122       0.1%
    Komercni Banka A.S.........................................................     6,590   1,468,549       0.1%
    O2 Czech Republic A.S......................................................   170,826   1,402,370       0.0%
    Philip Morris CR A.S.......................................................       586     249,659       0.0%
*   Unipetrol A.S..............................................................    12,131      76,268       0.0%
                                                                                          -----------       ---
TOTAL CZECH REPUBLIC...........................................................             8,815,968       0.2%
                                                                                          -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR................................   638,346   4,406,009       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR............................       676       2,440       0.0%
*   Global Telecom Holding SAE GDR.............................................   513,068   1,123,619       0.0%
                                                                                          -----------       ---
TOTAL EGYPT....................................................................             5,532,068       0.1%
                                                                                          -----------       ---
GREECE -- (0.4%)
    Aegean Airlines SA.........................................................    38,061     320,903       0.0%
*   Alpha Bank AE.............................................................. 5,260,851   1,843,431       0.1%
    Athens Water Supply & Sewage Co. SA (The)..................................    43,827     245,811       0.0%
*   Ellaktor SA................................................................     7,610      17,084       0.0%
*   Eurobank Ergasias SA.......................................................    33,138       5,045       0.0%
    FF Group...................................................................    34,149   1,029,719       0.0%
    Hellenic Petroleum SA......................................................   117,487     585,880       0.0%
*   Hellenic Telecommunications Organization SA................................   340,319   3,093,475       0.1%
    JUMBO SA...................................................................   168,373   1,737,439       0.0%
    Metka SA...................................................................    13,411     125,083       0.0%
    Motor Oil Hellas Corinth Refineries SA.....................................    96,253     842,834       0.0%
*   Mytilineos Holdings SA.....................................................    87,326     602,262       0.0%
*   National Bank of Greece SA................................................. 1,922,840   2,696,077       0.1%
    OPAP SA....................................................................   278,698   2,493,364       0.1%
*   Piraeus Bank SA............................................................ 2,067,592     922,762       0.0%
*   Public Power Corp. SA......................................................   144,358     971,012       0.0%
    Titan Cement Co. SA........................................................    64,108   1,616,889       0.0%
                                                                                          -----------       ---
TOTAL GREECE...................................................................            19,149,070       0.4%
                                                                                          -----------       ---
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C....................................................     4,179      12,045       0.0%
*   Magyar Telekom Telecommunications P.L.C....................................   773,065   1,156,295       0.0%
    MOL Hungarian Oil & Gas P.L.C..............................................    48,538   2,700,029       0.1%
    OTP Bank P.L.C.............................................................   208,582   4,612,208       0.1%
    Richter Gedeon Nyrt........................................................   180,244   3,026,028       0.1%
                                                                                          -----------       ---
TOTAL HUNGARY..................................................................            11,506,605       0.3%
                                                                                          -----------       ---
INDIA -- (8.6%)
    ABB India, Ltd.............................................................    22,190     464,933       0.0%
    ACC, Ltd...................................................................    24,052     544,366       0.0%
    Adani Enterprises, Ltd.....................................................   260,707   2,771,600       0.1%
    Adani Ports & Special Economic Zone, Ltd...................................   458,036   2,296,539       0.1%
*   Adani Power, Ltd...........................................................   722,177     489,547       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Aditya Birla Nuvo, Ltd.....................................................    76,093 $ 1,888,216       0.1%
    Ambuja Cements, Ltd........................................................   849,713   3,108,768       0.1%
    Apollo Hospitals Enterprise, Ltd...........................................    70,114   1,262,751       0.0%
*   Ashok Leyland, Ltd......................................................... 1,393,577   1,527,676       0.0%
    Asian Paints, Ltd..........................................................   355,521   4,278,505       0.1%
    Aurobindo Pharma, Ltd......................................................   312,566   6,319,867       0.2%
    Axis Bank, Ltd............................................................. 1,182,537  10,597,142       0.2%
    Bajaj Auto, Ltd............................................................   131,018   3,995,575       0.1%
    Bajaj Finserv, Ltd.........................................................    45,172   1,009,866       0.0%
    Bajaj Holdings & Investment, Ltd...........................................    49,279   1,002,973       0.0%
    Bank of Baroda.............................................................   533,585   1,414,278       0.0%
    Bharat Electronics, Ltd....................................................    17,301     843,295       0.0%
    Bharat Forge, Ltd..........................................................   231,225   4,560,986       0.1%
    Bharat Heavy Electricals, Ltd..............................................   806,269   3,050,235       0.1%
    Bharat Petroleum Corp., Ltd................................................   192,861   2,317,020       0.1%
    Bharti Airtel, Ltd.........................................................   748,242   4,490,996       0.1%
    Bhushan Steel, Ltd.........................................................    68,315      66,012       0.0%
    Bosch, Ltd.................................................................     9,420   3,346,001       0.1%
    Britannia Industries, Ltd..................................................    26,712     922,683       0.0%
    Cadila Healthcare, Ltd.....................................................    67,421   1,800,030       0.0%
    Cairn India, Ltd...........................................................   655,103   2,208,420       0.1%
    Canara Bank................................................................   238,144   1,416,916       0.0%
    Cipla, Ltd.................................................................   289,271   2,900,262       0.1%
    Colgate-Palmolive India, Ltd...............................................    47,211   1,485,028       0.0%
    Container Corp. Of India, Ltd..............................................    59,759   1,538,554       0.0%
    Crompton Greaves, Ltd......................................................   168,242     444,623       0.0%
    Cummins India, Ltd.........................................................    81,976   1,107,208       0.0%
    Dabur India, Ltd...........................................................   381,940   1,512,895       0.0%
    Divi's Laboratories, Ltd...................................................    70,568   1,908,327       0.1%
    DLF, Ltd................................................................... 1,006,887   2,168,180       0.1%
    Dr Reddy's Laboratories, Ltd...............................................    53,243   2,776,171       0.1%
    Dr Reddy's Laboratories, Ltd. ADR..........................................   107,494   5,587,538       0.1%
    Eicher Motors, Ltd.........................................................     6,764   1,628,928       0.0%
    Emami, Ltd.................................................................    64,485     943,066       0.0%
*   Essar Oil, Ltd.............................................................   375,544     642,985       0.0%
    Exide Industries, Ltd......................................................   307,619     823,830       0.0%
    GAIL India, Ltd............................................................   398,117   2,261,367       0.1%
    GAIL India, Ltd. GDR.......................................................    28,791     973,559       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd...................................     8,748     856,698       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.......................................     2,636     139,284       0.0%
    Glenmark Pharmaceuticals, Ltd..............................................    83,982   1,174,342       0.0%
    Godrej Consumer Products, Ltd..............................................   125,632   2,097,377       0.1%
    Godrej Industries, Ltd.....................................................    48,714     283,356       0.0%
    Grasim Industries, Ltd.....................................................     6,300     355,443       0.0%
    Havells India, Ltd.........................................................   278,229   1,226,697       0.0%
    HCL Technologies, Ltd......................................................   753,186  10,492,019       0.2%
    HDFC Bank, Ltd............................................................. 1,530,953  23,924,123       0.6%
    Hero MotoCorp, Ltd.........................................................    91,916   3,369,808       0.1%
    Hindalco Industries, Ltd................................................... 1,549,771   3,128,349       0.1%
    Hindustan Petroleum Corp., Ltd.............................................   118,314   1,167,221       0.0%
    Hindustan Unilever, Ltd....................................................   656,817   8,841,199       0.2%
    ICICI Bank, Ltd............................................................ 1,099,920   5,771,522       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    ICICI Bank, Ltd. Sponsored ADR............................................. 1,043,395 $11,404,307       0.3%
    Idea Cellular, Ltd......................................................... 1,389,211   3,830,259       0.1%
    IDFC, Ltd..................................................................   601,656   1,589,534       0.0%
    Indian Oil Corp., Ltd......................................................   179,125   1,019,507       0.0%
    IndusInd Bank, Ltd.........................................................   233,807   3,042,616       0.1%
    Infosys, Ltd...............................................................   440,014  13,439,946       0.3%
    Infosys, Ltd. Sponsored ADR................................................   423,944  13,133,785       0.3%
    ITC, Ltd................................................................... 2,535,353  12,883,006       0.3%
*   Jaiprakash Associates, Ltd................................................. 1,393,318     457,343       0.0%
    Jindal Steel & Power, Ltd..................................................   437,143     954,135       0.0%
    JSW Energy, Ltd............................................................   493,373     883,801       0.0%
    JSW Steel, Ltd.............................................................   232,915   3,408,286       0.1%
    Kotak Mahindra Bank, Ltd...................................................   247,382   5,181,729       0.1%
    Larsen & Toubro, Ltd.......................................................   238,802   6,149,278       0.1%
    LIC Housing Finance, Ltd...................................................    53,635     363,966       0.0%
    Lupin, Ltd.................................................................   167,887   4,692,887       0.1%
    Mahindra & Mahindra, Ltd...................................................   623,090  11,266,186       0.3%
*   Marico Kaya Enterprises, Ltd...............................................     2,327      60,376       0.0%
    Marico, Ltd................................................................   174,733   1,101,803       0.0%
    Maruti Suzuki India, Ltd...................................................    82,439   4,843,623       0.1%
    Motherson Sumi Systems, Ltd................................................   355,054   2,820,695       0.1%
    Mphasis, Ltd...............................................................    10,440      64,365       0.0%
    MRF, Ltd...................................................................       193     111,864       0.0%
    National Aluminium Co., Ltd................................................   389,816     290,754       0.0%
    Nestle India, Ltd..........................................................    21,225   2,196,022       0.1%
    NHPC, Ltd.................................................................. 1,481,537     461,292       0.0%
    NTPC, Ltd.................................................................. 1,566,722   3,694,198       0.1%
    Oil & Natural Gas Corp., Ltd...............................................   709,855   3,393,460       0.1%
    Oil India, Ltd.............................................................   151,687   1,092,389       0.0%
    Oracle Financial Services Software, Ltd....................................    20,584   1,068,577       0.0%
    Petronet LNG, Ltd..........................................................   234,560     641,317       0.0%
    Pidilite Industries, Ltd...................................................   144,452   1,283,072       0.0%
    Piramal Enterprises, Ltd...................................................    59,322     888,919       0.0%
    Power Grid Corp. of India, Ltd.............................................   896,116   2,003,321       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd................................     8,044     869,910       0.0%
*   Reliance Communications, Ltd...............................................   804,342     767,681       0.0%
    Reliance Industries, Ltd................................................... 1,163,780  15,832,506       0.4%
    Reliance Infrastructure, Ltd...............................................   122,220     798,188       0.0%
*   Reliance Power, Ltd........................................................   807,301     718,541       0.0%
    Rural Electrification Corp., Ltd...........................................    47,495     232,398       0.0%
    Sesa Sterlite, Ltd......................................................... 1,987,821   6,522,497       0.2%
    Shree Cement, Ltd..........................................................    10,489   1,680,568       0.0%
    Shriram Transport Finance Co., Ltd.........................................    76,457   1,179,084       0.0%
    Siemens, Ltd...............................................................   100,767   2,167,732       0.1%
    State Bank of India........................................................ 1,507,110   6,386,913       0.2%
    Sun Pharmaceutical Industries, Ltd.........................................   849,274  12,602,436       0.3%
    Sun TV Network, Ltd........................................................   120,543     662,056       0.0%
    Tata Consultancy Services, Ltd.............................................   534,716  20,809,187       0.5%
    Tata Motors, Ltd.(B611LV1).................................................   679,237   5,458,609       0.1%
*   Tata Motors, Ltd...........................................................    37,389     299,189       0.0%
    Tata Motors, Ltd. Sponsored ADR............................................    84,855   3,495,177       0.1%
    Tata Power Co., Ltd........................................................ 1,564,734   1,864,636       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
    Tata Steel, Ltd............................................................    557,363 $  3,172,544       0.1%
    Tech Mahindra, Ltd.........................................................    620,640    6,069,110       0.1%
    Titan Co., Ltd.............................................................    207,778    1,249,445       0.0%
    Torrent Pharmaceuticals, Ltd...............................................     53,498    1,014,393       0.0%
    Ultratech Cement, Ltd......................................................     48,471    2,042,901       0.1%
    United Breweries, Ltd......................................................     69,276    1,014,979       0.0%
*   United Spirits, Ltd........................................................      1,884       99,301       0.0%
    UPL, Ltd...................................................................    330,604    2,558,426       0.1%
    Wipro, Ltd.................................................................    565,538    4,781,662       0.1%
    Yes Bank, Ltd..............................................................    466,004    6,183,307       0.1%
    Zee Entertainment Enterprises, Ltd.........................................    669,182    3,288,185       0.1%
                                                                                           ------------       ---
TOTAL INDIA....................................................................             393,063,334       9.0%
                                                                                           ------------       ---
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT..............................................  9,457,000      470,313       0.0%
    Adaro Energy Tbk PT........................................................ 25,104,800    1,690,306       0.0%
    AKR Corporindo Tbk PT......................................................  2,169,800      868,577       0.0%
    Astra Agro Lestari Tbk PT..................................................  1,099,000    1,718,739       0.1%
    Astra International Tbk PT................................................. 23,646,410   12,443,490       0.3%
    Bank Central Asia Tbk PT................................................... 12,001,000   12,425,920       0.3%
    Bank Danamon Indonesia Tbk PT..............................................  5,384,779    1,647,093       0.0%
    Bank Mandiri Persero Tbk PT................................................  9,448,217    7,771,543       0.2%
    Bank Negara Indonesia Persero Tbk PT.......................................  6,617,322    3,265,760       0.1%
*   Bank Pan Indonesia Tbk PT..................................................  7,175,000      717,752       0.0%
    Bank Rakyat Indonesia Persero Tbk PT....................................... 12,911,600   11,527,476       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT....................................    768,500      234,186       0.0%
*   Bayan Resources Tbk PT.....................................................     79,500       50,258       0.0%
    Bumi Serpong Damai Tbk PT.................................................. 10,418,800    1,492,872       0.0%
    Charoen Pokphand Indonesia Tbk PT..........................................  8,903,300    1,941,399       0.1%
    Ciputra Development Tbk PT................................................. 14,931,200    1,574,212       0.0%
*   Garuda Indonesia Persero Tbk PT............................................  5,868,900      268,765       0.0%
    Global Mediacom Tbk PT..................................................... 15,193,700    1,813,689       0.1%
    Gudang Garam Tbk PT........................................................    453,400    1,742,588       0.1%
    Holcim Indonesia Tbk PT....................................................  2,848,700      340,104       0.0%
    Indo Tambangraya Megah Tbk PT..............................................    963,400      935,438       0.0%
    Indocement Tunggal Prakarsa Tbk PT.........................................  1,647,100    2,659,936       0.1%
    Indofood CBP Sukses Makmur Tbk PT..........................................    793,200      804,991       0.0%
    Indofood Sukses Makmur Tbk PT..............................................  8,788,600    4,561,539       0.1%
*   Indosat Tbk PT.............................................................  1,720,800      530,779       0.0%
    Japfa Comfeed Indonesia Tbk PT.............................................  2,644,500      111,652       0.0%
    Jasa Marga Persero Tbk PT..................................................  1,802,000      858,508       0.0%
    Kalbe Farma Tbk PT......................................................... 26,931,600    3,723,214       0.1%
    Lippo Karawaci Tbk PT...................................................... 35,537,800    3,242,323       0.1%
    Matahari Putra Prima Tbk PT................................................  2,472,300      753,883       0.0%
    Mayora Indah Tbk PT........................................................    862,133    1,694,875       0.1%
    Media Nusantara Citra Tbk PT...............................................  9,925,500    1,684,373       0.0%
    MNC Investama Tbk PT....................................................... 13,972,500      289,703       0.0%
*   MNC Sky Vision Tbk PT......................................................    173,100       21,423       0.0%
    Pakuwon Jati Tbk PT........................................................ 36,122,900    1,216,226       0.0%
*   Panasia Indo Resources Tbk PT..............................................     75,100        3,505       0.0%
    Pembangunan Perumahan Persero Tbk PT.......................................  2,790,800      840,935       0.0%
    Perusahaan Gas Negara Persero Tbk PT....................................... 11,886,300    3,746,537       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT......................  5,154,700 $    563,587       0.0%
    Sawit Sumbermas Sarana Tbk PT..............................................  4,401,900      644,422       0.0%
    Semen Indonesia Persero Tbk PT.............................................  4,435,500    4,265,287       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT...............................  1,116,500      474,517       0.0%
    Sumber Alfaria Trijaya Tbk PT..............................................     40,000        1,630       0.0%
    Summarecon Agung Tbk PT.................................................... 10,262,100    1,402,041       0.0%
    Surya Citra Media Tbk PT...................................................  5,694,600    1,269,662       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT.................................  1,973,800    1,419,132       0.0%
    Telekomunikasi Indonesia Persero Tbk PT.................................... 39,175,700    7,879,067       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR......................     60,017    2,483,503       0.1%
    Tower Bersama Infrastructure Tbk PT........................................  2,454,900    1,604,570       0.0%
*   Trada Maritime Tbk PT......................................................  4,280,400       16,516       0.0%
    Unilever Indonesia Tbk PT..................................................  1,856,500    6,087,992       0.2%
    United Tractors Tbk PT.....................................................  3,147,296    5,175,039       0.1%
    Vale Indonesia Tbk PT......................................................  4,547,800      977,064       0.0%
    Waskita Karya Persero Tbk PT...............................................  2,721,100      361,064       0.0%
    Wijaya Karya Persero Tbk PT................................................  4,286,500      982,723       0.0%
    XL Axiata Tbk PT...........................................................  6,716,300    2,084,458       0.1%
                                                                                           ------------       ---
TOTAL INDONESIA................................................................             129,377,156       3.0%
                                                                                           ------------       ---
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd.............................................................    927,900      844,534       0.0%
#   Affin Holdings Bhd.........................................................  1,192,000      973,554       0.0%
#   AirAsia Bhd................................................................  2,414,500    1,537,072       0.0%
    Alliance Financial Group Bhd...............................................  2,238,000    2,970,592       0.1%
#   AMMB Holdings Bhd..........................................................  3,628,859    6,590,672       0.2%
    Astro Malaysia Holdings Bhd................................................  1,993,000    1,754,716       0.0%
#   Axiata Group Bhd...........................................................  2,921,375    5,520,516       0.1%
    Batu Kawan Bhd.............................................................     92,000      469,083       0.0%
    Berjaya Land Bhd...........................................................     95,000       19,668       0.0%
    Berjaya Sports Toto Bhd....................................................    872,176      797,802       0.0%
#   BIMB Holdings Bhd..........................................................  1,089,755    1,223,396       0.0%
    Boustead Holdings Bhd......................................................    476,786      617,730       0.0%
    British American Tobacco Malaysia Bhd......................................    162,900    3,057,947       0.1%
#*  Bumi Armada Bhd............................................................  2,802,500      933,896       0.0%
#   Bursa Malaysia Bhd.........................................................    394,500      966,896       0.0%
    Cahya Mata Sarawak Bhd.....................................................    669,400      952,358       0.0%
    Carlsberg Brewery Malaysia Bhd Class B.....................................    100,900      379,215       0.0%
#   CIMB Group Holdings Bhd....................................................  5,511,013    9,116,828       0.2%
#   Dialog Group Bhd...........................................................  3,268,618    1,482,713       0.0%
    DiGi.Com Bhd...............................................................  3,359,220    5,663,144       0.1%
    DRB-Hicom Bhd..............................................................  1,198,900      631,807       0.0%
    Fraser & Neave Holdings Bhd................................................     90,500      470,650       0.0%
#   Gamuda Bhd.................................................................  1,654,900    2,428,830       0.1%
#   Genting Bhd................................................................  1,962,900    4,818,446       0.1%
#   Genting Malaysia Bhd.......................................................  3,449,200    4,157,451       0.1%
#   Genting Plantations Bhd....................................................    317,000      880,152       0.0%
    Guinness Anchor Bhd........................................................    175,200      718,325       0.0%
#   HAP Seng Consolidated Bhd..................................................  1,099,200    1,424,606       0.0%
#   Hartalega Holdings Bhd.....................................................    434,900      994,920       0.0%
    Hong Leong Bank Bhd........................................................    649,160    2,562,259       0.1%
#   Hong Leong Financial Group Bhd.............................................    514,929    2,335,259       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   IHH Healthcare Bhd.........................................................  1,936,600 $  3,214,695       0.1%
#   IJM Corp. Bhd..............................................................  3,610,681    7,435,069       0.2%
    IOI Corp. Bhd..............................................................  3,128,205    3,808,667       0.1%
#   IOI Properties Group Bhd...................................................  1,792,643    1,074,329       0.0%
    KPJ Healthcare Bhd.........................................................      9,850       11,770       0.0%
#   Kuala Lumpur Kepong Bhd....................................................    562,800    3,501,319       0.1%
#   Kulim Malaysia Bhd.........................................................    548,200      400,292       0.0%
    Lafarge Malaysia Bhd.......................................................    586,980    1,589,008       0.0%
    LPI Capital Bhd............................................................     25,950      105,605       0.0%
    Magnum Bhd.................................................................    486,300      372,408       0.0%
#   Malayan Banking Bhd........................................................  4,526,936   11,698,072       0.3%
#   Malaysia Airports Holdings Bhd.............................................    932,546    1,686,495       0.0%
#   Maxis Bhd..................................................................  2,398,100    4,663,478       0.1%
    MISC Bhd...................................................................  1,107,798    2,834,660       0.1%
#   MMC Corp. Bhd..............................................................  1,489,100    1,124,424       0.0%
    Nestle Malaysia Bhd........................................................    159,800    3,323,337       0.1%
    Oriental Holdings Bhd......................................................     39,700       87,018       0.0%
*   Parkson Holdings Bhd.......................................................    189,645      114,226       0.0%
#   Petronas Chemicals Group Bhd...............................................  2,718,900    4,470,693       0.1%
#   Petronas Dagangan Bhd......................................................    275,600    1,656,555       0.0%
#   Petronas Gas Bhd...........................................................    661,200    4,215,671       0.1%
    PPB Group Bhd..............................................................    755,700    3,250,755       0.1%
    Press Metal Bhd............................................................    126,700      100,181       0.0%
#   Public Bank Bhd............................................................  2,808,914   15,356,169       0.4%
    QL Resources Bhd...........................................................    630,900      706,972       0.0%
#   RHB Capital Bhd............................................................  1,019,781    2,257,814       0.1%
#   Sapurakencana Petroleum Bhd................................................  5,700,500    4,244,796       0.1%
*   Shell Refining Co. Federation of Malaya Bhd................................     55,900       75,504       0.0%
#   Sime Darby Bhd.............................................................  2,848,129    7,236,624       0.2%
    SP Setia Bhd Group.........................................................    656,678      627,820       0.0%
#   Sunway Bhd.................................................................  1,824,000    1,937,593       0.1%
    Telekom Malaysia Bhd.......................................................  1,104,461    2,293,374       0.1%
    Tenaga Nasional Bhd........................................................  3,057,950   12,307,451       0.3%
#   UEM Sunrise Bhd............................................................  2,331,937      841,837       0.0%
    UMW Holdings Bhd...........................................................  1,230,666    3,672,896       0.1%
    UMW Oil & Gas Corp. Bhd....................................................     30,400       18,665       0.0%
    United Plantations Bhd.....................................................     61,000      444,517       0.0%
#   Westports Holdings Bhd.....................................................  1,011,800    1,276,828       0.0%
    YTL Corp. Bhd.............................................................. 13,249,286    6,208,188       0.2%
#   YTL Power International Bhd................................................  1,851,047      830,497       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................             188,371,309       4.3%
                                                                                           ------------       ---
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Class A................................................  5,073,711   10,301,532       0.2%
    America Movil S.A.B. de C.V. Series L...................................... 39,883,990   41,802,539       1.0%
    America Movil S.A.B. de C.V. Series L ADR..................................     22,528      470,610       0.0%
    Arca Continental S.A.B. de C.V.............................................    758,321    4,651,648       0.1%
*   Cemex S.A.B. de C.V........................................................  5,915,864    5,710,725       0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........................................  1,626,890   15,650,679       0.4%
    Coca-Cola Femsa S.A.B. de C.V. Series L....................................    298,900    2,390,304       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...............................     16,027    1,280,557       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V..............................    758,975    2,446,806       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MEXICO -- (Continued)
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.............      8,726 $      7,906       0.0%
*   El Puerto de Liverpool S.A.B. de C.V.......................................    181,160    1,996,987       0.0%
*   Fomento Economico Mexicano S.A.B. de C.V...................................  1,793,669   16,229,770       0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR....................     25,918    2,345,320       0.1%
    Gruma S.A.B. de C.V. Class B...............................................    258,491    3,113,956       0.1%
    Gruma S.A.B. de C.V. Sponsored ADR.........................................      4,238      204,441       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR........................     13,041      926,563       0.0%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B....................    275,770    1,959,797       0.0%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.........................     31,732    4,587,495       0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A........................................  1,800,135    4,825,939       0.1%
    Grupo Carso S.A.B. de C.V. Series A1.......................................    812,665    3,389,017       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.......................................    214,875      644,821       0.0%
    Grupo Elektra S.A.B. de C.V................................................     45,442    1,172,334       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.....................................  2,056,631   11,666,575       0.3%
    Grupo Financiero Inbursa S.A.B. de C.V.....................................  2,522,247    6,025,313       0.1%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B...................  1,977,706    4,028,374       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...............     84,444      858,795       0.0%
    Grupo Mexico S.A.B. de C.V. Series B.......................................  4,297,411   13,279,902       0.3%
*   Grupo Qumma S.A. de C.V. Series B..........................................      1,591           --       0.0%
#*  Grupo Televisa S.A.B. Series CPO...........................................  2,556,698   18,614,468       0.4%
*   Grupo Televisa S.A.B. Sponsored ADR........................................     56,214    2,046,752       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.......  2,362,916    5,205,746       0.1%
    Industrias Penoles S.A.B. de C.V...........................................    168,442    2,854,577       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V..............................    351,259    2,050,041       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A............................  1,894,933    4,172,261       0.1%
*   Megacable Holdings S.A.B. de C.V...........................................     29,691      123,471       0.0%
    Mexichem S.A.B. de C.V.....................................................  1,321,311    3,779,973       0.1%
#*  Minera Frisco S.A.B. de C.V................................................    783,633      648,686       0.0%
*   OHL Mexico S.A.B. de C.V...................................................  1,084,079    2,190,487       0.1%
    Organizacion Soriana S.A.B. de C.V. Class B................................  1,103,275    2,699,579       0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.....................    299,137    3,431,633       0.1%
*   Savia SA Class A...........................................................    120,000           --       0.0%
    Wal-Mart de Mexico S.A.B. de C.V...........................................  5,695,705   13,402,096       0.3%
                                                                                           ------------       ---
TOTAL MEXICO...................................................................             223,188,475       5.1%
                                                                                           ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.................................................      6,659       52,939       0.0%
    Cia de Minas Buenaventura SAA ADR..........................................    139,674    1,561,555       0.0%
    Credicorp, Ltd.............................................................     74,731   11,400,214       0.3%
    Grana y Montero SAA Sponsored ADR..........................................     46,347      371,703       0.0%
                                                                                           ------------       ---
TOTAL PERU.....................................................................              13,386,411       0.3%
                                                                                           ------------       ---
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc...............................................  1,896,710    2,409,028       0.1%
    Aboitiz Power Corp.........................................................  1,495,200    1,439,501       0.0%
    Alliance Global Group, Inc.................................................  5,222,200    2,967,794       0.1%
    Ayala Corp.................................................................    167,047    2,921,033       0.1%
    Ayala Land, Inc............................................................  6,357,518    5,500,139       0.1%
    Bank of the Philippine Islands.............................................    853,133    1,937,691       0.0%
    BDO Unibank, Inc...........................................................  1,681,261    4,111,461       0.1%
    DMCI Holdings, Inc.........................................................  7,892,900    2,656,013       0.1%
    Energy Development Corp.................................................... 20,970,700    3,803,318       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    First Gen Corp.............................................................     49,300 $    31,032       0.0%
*   Fwbc Holdings, Inc.........................................................  2,006,957          --       0.0%
    Globe Telecom, Inc.........................................................     44,825   2,191,537       0.1%
    International Container Terminal Services, Inc.............................    840,480   2,073,092       0.1%
    JG Summit Holdings, Inc....................................................    986,470   1,580,166       0.0%
    Jollibee Foods Corp........................................................    477,720   2,131,805       0.1%
    LT Group, Inc..............................................................  2,006,800     669,976       0.0%
    Manila Electric Co.........................................................    174,370   1,019,212       0.0%
    Megaworld Corp............................................................. 21,354,800   2,531,709       0.1%
    Metro Pacific Investments Corp............................................. 17,836,600   1,811,162       0.0%
    Metropolitan Bank & Trust Co...............................................    856,505   1,785,472       0.0%
    Petron Corp................................................................    490,283     108,293       0.0%
    Philippine Long Distance Telephone Co......................................     81,380   5,106,447       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR.......................     46,381   2,988,792       0.1%
*   Philippine National Bank...................................................    435,098     755,856       0.0%
    Puregold Price Club, Inc...................................................  1,246,700   1,109,632       0.0%
    Robinsons Land Corp........................................................  2,752,700   1,848,363       0.0%
    Robinsons Retail Holdings, Inc.............................................    126,910     248,036       0.0%
    San Miguel Corp............................................................    832,070   1,278,601       0.0%
    Semirara Mining and Power Corp.............................................    356,700   1,324,881       0.0%
    SM Investments Corp........................................................    180,142   3,639,345       0.1%
    SM Prime Holdings, Inc.....................................................  5,480,410   2,291,686       0.1%
*   Top Frontier Investment Holdings, Inc......................................     42,789      95,345       0.0%
*   Travellers International Hotel Group, Inc..................................     75,600      11,446       0.0%
    Universal Robina Corp......................................................    948,030   4,623,156       0.1%
                                                                                           -----------       ---
TOTAL PHILIPPINES..............................................................             69,001,020       1.6%
                                                                                           -----------       ---
POLAND -- (1.8%)
*   Alior Bank SA..............................................................     57,482   1,402,693       0.1%
    Asseco Poland SA...........................................................      8,070     135,953       0.0%
    Bank Handlowy w Warszawie SA...............................................     40,721   1,287,753       0.0%
    Bank Millennium SA.........................................................    661,824   1,344,058       0.0%
#   Bank Pekao SA..............................................................     83,555   4,343,082       0.1%
    Bank Zachodni WBK SA.......................................................     33,452   3,454,258       0.1%
#   CCC SA.....................................................................     20,480   1,081,781       0.0%
    Cyfrowy Polsat SA..........................................................    126,403     881,212       0.0%
    Enea SA....................................................................    261,553   1,183,180       0.0%
    Eurocash SA................................................................    112,176   1,137,787       0.0%
*   Getin Noble Bank SA........................................................  1,281,667     636,332       0.0%
    Grupa Azoty SA.............................................................     44,755   1,020,232       0.0%
*   Grupa Lotos SA.............................................................    130,031   1,110,497       0.0%
    Grupa Zywiec SA............................................................      7,702     819,871       0.0%
    ING Bank Slaski SA.........................................................     31,842   1,254,938       0.0%
*   Jastrzebska Spolka Weglowa SA..............................................     24,323      96,906       0.0%
    KGHM Polska Miedz SA.......................................................    376,746  13,209,656       0.3%
    LPP SA.....................................................................        759   1,612,123       0.1%
#   mBank SA...................................................................     18,307   2,367,693       0.1%
    Orange Polska SA...........................................................    952,055   2,696,789       0.1%
    PGE Polska Grupa Energetyczna SA...........................................  1,124,561   6,470,888       0.2%
    Polski Koncern Naftowy Orlen SA............................................    499,304   9,482,567       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA.................................  1,531,290   2,761,999       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA................................  1,006,833  10,068,771       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
POLAND -- (Continued)
    Powszechny Zaklad Ubezpieczen SA...........................................    69,701 $ 9,090,738       0.2%
    Synthos SA.................................................................   712,436     933,088       0.0%
    Tauron Polska Energia SA................................................... 2,120,002   2,835,471       0.1%
*   TVN SA.....................................................................   165,282     780,355       0.0%
                                                                                          -----------       ---
TOTAL POLAND...................................................................            83,500,671       1.9%
                                                                                          -----------       ---
RUSSIA -- (2.2%)
    Eurasia Drilling Co., Ltd. GDR.............................................   115,795   2,291,610       0.1%
    Gazprom OAO Sponsored ADR.................................................. 5,965,736  34,952,937       0.8%
*   Globaltrans Investment P.L.C. GDR..........................................    28,394     140,550       0.0%
    Lukoil OAO Sponsored ADR...................................................   266,454  13,630,589       0.3%
    Magnitogorsk Iron & Steel Works OJSC GDR...................................   148,750     552,585       0.0%
    MegaFon OAO GDR............................................................    27,790     471,369       0.0%
    MMC Norilsk Nickel OJSC ADR................................................   295,317   5,563,046       0.1%
    Novolipetsk Steel OJSC GDR.................................................    92,776   1,224,929       0.0%
    Novorossiysk Commercial Sea Port PJSC GDR..................................     5,853      11,701       0.0%
    O'Key Group SA GDR.........................................................    28,418      86,185       0.0%
    Phosagro OAO GDR...........................................................    51,527     628,108       0.0%
    Rosneft OAO GDR............................................................   732,210   3,612,878       0.1%
    Rostelecom OJSC Sponsored ADR..............................................    59,257     556,096       0.0%
    RusHydro JSC ADR........................................................... 1,421,369   1,710,218       0.0%
    Sberbank of Russia Sponsored ADR........................................... 1,429,666   8,485,452       0.2%
    Severstal PAO GDR..........................................................   213,156   2,362,937       0.1%
    Tatneft OAO Sponsored ADR..................................................   266,980   9,157,981       0.2%
    TMK OAO GDR................................................................    29,680     120,285       0.0%
    Uralkali PJSC GDR..........................................................   240,379   3,535,467       0.1%
    VimpelCom, Ltd.............................................................   323,701   1,835,385       0.1%
    VTB Bank OJSC GDR.......................................................... 2,093,133   5,177,004       0.1%
*   X5 Retail Group NV GDR.....................................................    79,227   1,604,004       0.0%
                                                                                          -----------       ---
TOTAL RUSSIA...................................................................            97,711,316       2.2%
                                                                                          -----------       ---
SOUTH AFRICA -- (8.4%)
*   African Bank Investments, Ltd..............................................   709,671       6,935       0.0%
    African Rainbow Minerals, Ltd..............................................   152,350   1,390,021       0.0%
*   Anglo American Platinum, Ltd...............................................    84,005   2,320,199       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR......................................   949,938  10,762,798       0.3%
    Aspen Pharmacare Holdings, Ltd.............................................   301,111   9,156,651       0.2%
#   Assore, Ltd................................................................    27,269     263,761       0.0%
    AVI, Ltd...................................................................   247,747   1,697,724       0.0%
    Barclays Africa Group, Ltd.................................................   500,918   8,023,734       0.2%
    Barloworld, Ltd............................................................   240,601   1,919,392       0.1%
    Bidvest Group, Ltd. (The)..................................................   576,359  15,621,670       0.4%
    Capitec Bank Holdings, Ltd.................................................    67,026   3,155,995       0.1%
    Coronation Fund Managers, Ltd..............................................   291,608   2,228,034       0.1%
    Discovery, Ltd.............................................................   622,566   6,908,944       0.2%
    Distell Group, Ltd.........................................................    35,300     477,165       0.0%
#   Exxaro Resources, Ltd......................................................   201,416   1,648,812       0.0%
    FirstRand, Ltd............................................................. 3,475,911  16,604,749       0.4%
    Foschini Group, Ltd. (The).................................................   344,696   5,103,732       0.1%
#   Gold Fields, Ltd. Sponsored ADR............................................ 2,019,615   9,229,641       0.2%
*   Impala Platinum Holdings, Ltd..............................................   729,925   4,062,392       0.1%
    Imperial Holdings, Ltd.....................................................   368,550   6,171,859       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Investec, Ltd..............................................................   520,652 $  4,950,652       0.1%
#   Kumba Iron Ore, Ltd........................................................   105,932    1,428,795       0.0%
    Liberty Holdings, Ltd......................................................   307,899    4,293,870       0.1%
    Life Healthcare Group Holdings, Ltd........................................ 1,481,922    5,089,589       0.1%
    Massmart Holdings, Ltd.....................................................   156,506    1,967,974       0.1%
    Mediclinic International, Ltd..............................................   453,949    4,807,037       0.1%
    MMI Holdings, Ltd.......................................................... 2,130,015    6,060,321       0.1%
    Mondi, Ltd.................................................................   243,323    4,906,513       0.1%
    Mr Price Group, Ltd........................................................   310,236    6,623,572       0.2%
    MTN Group, Ltd............................................................. 1,959,760   39,349,851       0.9%
    Nampak, Ltd................................................................   904,286    3,238,564       0.1%
    Naspers, Ltd. Class N......................................................   330,032   51,777,327       1.2%
    Nedbank Group, Ltd.........................................................   423,592    9,149,321       0.2%
    Netcare, Ltd............................................................... 2,226,268    7,787,968       0.2%
    Pick n Pay Stores, Ltd.....................................................   272,605    1,305,214       0.0%
    Pioneer Foods, Ltd.........................................................    81,657    1,275,848       0.0%
    PSG Group, Ltd.............................................................   103,595    1,700,912       0.0%
    Sanlam, Ltd................................................................ 2,058,901   13,316,179       0.3%
    Santam, Ltd................................................................    27,273      533,589       0.0%
    Sasol, Ltd.................................................................    35,602    1,433,460       0.0%
    Sasol, Ltd. Sponsored ADR..................................................   609,116   24,516,919       0.6%
    Shoprite Holdings, Ltd.....................................................   651,490    9,321,474       0.2%
    Spar Group, Ltd. (The).....................................................    31,563      505,548       0.0%
    Standard Bank Group, Ltd................................................... 1,306,010   19,143,405       0.4%
#   Steinhoff International Holdings, Ltd...................................... 3,065,957   19,454,345       0.4%
*   Telkom SA SOC, Ltd.........................................................   576,327    3,961,811       0.1%
    Tiger Brands, Ltd..........................................................   254,605    6,626,657       0.2%
    Truworths International, Ltd...............................................   722,758    5,267,751       0.1%
    Tsogo Sun Holdings, Ltd....................................................   311,671      723,493       0.0%
#   Vodacom Group, Ltd.........................................................   434,885    5,421,914       0.1%
    Woolworths Holdings, Ltd................................................... 1,191,310    8,961,927       0.2%
                                                                                          ------------       ---
TOTAL SOUTH AFRICA.............................................................            381,656,008       8.7%
                                                                                          ------------       ---
SOUTH KOREA -- (14.5%)
    Amorepacific Corp..........................................................     2,451    8,880,288       0.2%
    AMOREPACIFIC Group.........................................................     2,841    4,319,804       0.1%
    BNK Financial Group, Inc...................................................   298,807    4,467,055       0.1%
#*  Celltrion, Inc.............................................................    63,129    5,026,049       0.1%
#*  Cheil Worldwide, Inc.......................................................    87,060    1,859,822       0.0%
    CJ CheilJedang Corp........................................................    14,806    5,758,009       0.1%
    CJ Corp....................................................................    29,629    5,267,550       0.1%
*   CJ Korea Express Co., Ltd..................................................     5,587    1,065,786       0.0%
    CJ O Shopping Co., Ltd.....................................................       821      183,660       0.0%
    Coway Co., Ltd.............................................................    60,374    5,070,372       0.1%
#   Daelim Industrial Co., Ltd.................................................    45,506    3,504,550       0.1%
#*  Daewoo Engineering & Construction Co., Ltd.................................   133,508      883,902       0.0%
#   Daewoo International Corp..................................................    35,239    1,028,021       0.0%
    Daewoo Securities Co., Ltd.................................................   303,432    4,735,949       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd..........................   157,160    2,641,769       0.1%
    Dongbu Insurance Co., Ltd..................................................    85,809    4,360,947       0.1%
    Dongsuh Co., Inc...........................................................     9,436      292,582       0.0%
#   Doosan Corp.                                                                   23,998    2,779,603       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Doosan Heavy Industries & Construction Co., Ltd............................ 115,996 $ 3,291,032       0.1%
#*  Doosan Infracore Co., Ltd.................................................. 247,603   2,736,476       0.1%
    E-Mart Co., Ltd............................................................  26,314   5,421,078       0.1%
#   Grand Korea Leisure Co., Ltd...............................................  34,247   1,225,617       0.0%
#*  GS Engineering & Construction Corp.........................................  78,050   2,331,464       0.1%
    GS Holdings Corp...........................................................  82,906   3,867,416       0.1%
    GS retail Co., Ltd.........................................................   3,240     117,165       0.0%
    Halla Holdings Corp........................................................   8,573     552,154       0.0%
    Halla Visteon Climate Control Corp.........................................  35,000   1,313,114       0.0%
    Hana Financial Group, Inc.................................................. 460,897  13,566,907       0.3%
    Hanjin Kal Corp............................................................  14,767     452,172       0.0%
    Hankook Tire Co., Ltd...................................................... 117,381   4,932,951       0.1%
    Hanssem Co., Ltd...........................................................   8,887   1,639,923       0.0%
    Hanwha Chemical Corp....................................................... 160,888   2,565,392       0.1%
    Hanwha Corp................................................................  84,014   3,299,160       0.1%
    Hanwha Life Insurance Co., Ltd............................................. 289,042   2,136,813       0.1%
#   Hite Jinro Co., Ltd........................................................  22,640     479,290       0.0%
    Hotel Shilla Co., Ltd......................................................  29,607   2,947,419       0.1%
    Hyosung Corp...............................................................  58,732   6,496,245       0.1%
    Hyundai Department Store Co., Ltd..........................................  23,205   3,149,928       0.1%
    Hyundai Development Co.....................................................  57,555   3,063,652       0.1%
    Hyundai Engineering & Construction Co., Ltd................................  95,193   4,579,859       0.1%
    Hyundai Glovis Co., Ltd....................................................  14,315   3,140,085       0.1%
    Hyundai Greenfood Co., Ltd.................................................   1,081      19,061       0.0%
#*  Hyundai Heavy Industries Co., Ltd..........................................  66,482   8,637,949       0.2%
    Hyundai Marine & Fire Insurance Co., Ltd................................... 150,823   4,020,173       0.1%
    Hyundai Mobis Co., Ltd.....................................................  57,294  12,597,686       0.3%
    Hyundai Motor Co........................................................... 164,981  25,892,299       0.6%
    Hyundai Steel Co........................................................... 139,869  10,223,269       0.2%
    Hyundai Wia Corp...........................................................  17,495   2,479,021       0.1%
    Industrial Bank of Korea................................................... 343,071   4,713,764       0.1%
    Kangwon Land, Inc..........................................................  84,783   2,890,111       0.1%
    KB Financial Group, Inc.................................................... 243,886   9,300,423       0.2%
    KB Financial Group, Inc. ADR...............................................  97,918   3,733,613       0.1%
#   KCC Corp...................................................................   4,339   2,223,982       0.1%
    KEPCO Engineering & Construction Co., Inc..................................   8,507     330,027       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.................................  18,686   1,693,654       0.0%
    Kia Motors Corp............................................................ 216,063   9,956,567       0.2%
#   Korea Aerospace Industries, Ltd............................................  34,130   2,084,908       0.0%
    Korea Electric Power Corp.................................................. 212,510   9,240,769       0.2%
    Korea Electric Power Corp. Sponsored ADR...................................  50,809   1,094,426       0.0%
    Korea Gas Corp.............................................................  39,393   1,699,036       0.0%
    Korea Investment Holdings Co., Ltd.........................................  48,748   3,121,197       0.1%
    Korea Zinc Co., Ltd........................................................   5,840   2,600,866       0.1%
*   KT Corp....................................................................  68,477   2,024,177       0.0%
#*  KT Corp. Sponsored ADR..................................................... 101,505   1,478,928       0.0%
    KT&G Corp..................................................................  93,994   8,324,068       0.2%
#   Kumho Petrochemical Co., Ltd...............................................  15,006   1,201,956       0.0%
*   Kwangju Bank...............................................................  26,713     199,085       0.0%
*   Kyongnam Bank..............................................................  40,823     385,532       0.0%
    LG Chem, Ltd...............................................................  35,613   8,996,137       0.2%
    LG Corp....................................................................  96,394   5,981,174       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LG Display Co., Ltd........................................................ 234,662 $  6,498,515       0.2%
#   LG Display Co., Ltd. ADR................................................... 559,975    7,738,854       0.2%
#   LG Electronics, Inc........................................................ 226,536   12,738,765       0.3%
    LG Household & Health Care, Ltd............................................  10,987    8,072,138       0.2%
    LG Innotek Co., Ltd........................................................  26,669    2,475,973       0.1%
    LG Uplus Corp.............................................................. 443,109    4,432,919       0.1%
    Lotte Chemical Corp........................................................  13,829    3,208,245       0.1%
#   Lotte Chilsung Beverage Co., Ltd...........................................     456    1,008,801       0.0%
    Lotte Confectionery Co., Ltd...............................................     362      629,692       0.0%
    Lotte Shopping Co., Ltd....................................................  14,539    3,506,340       0.1%
    LS Corp....................................................................  21,498    1,080,757       0.0%
    LS Industrial Systems Co., Ltd.............................................   3,013      166,041       0.0%
#   Macquarie Korea Infrastructure Fund........................................ 441,221    3,257,855       0.1%
    Mando Corp.................................................................   9,354    1,297,423       0.0%
    Medy-Tox, Inc..............................................................   2,519      870,825       0.0%
    Mirae Asset Securities Co., Ltd............................................  21,932    1,209,669       0.0%
#   NAVER Corp.................................................................  31,665   19,147,137       0.4%
#   NCSoft Corp................................................................  10,873    2,071,213       0.0%
    NH Investment & Securities Co., Ltd........................................ 176,033    2,437,098       0.1%
#   OCI Co., Ltd...............................................................  28,258    2,604,449       0.1%
    Orion Corp.................................................................   3,321    3,878,802       0.1%
    Ottogi Corp................................................................     213      139,906       0.0%
#   Paradise Co., Ltd..........................................................  22,276      516,801       0.0%
    POSCO......................................................................  47,828   11,266,535       0.3%
    POSCO ADR..................................................................  37,570    2,219,636       0.1%
#   S-1 Corp...................................................................  12,617      940,533       0.0%
#   S-Oil Corp.................................................................  52,028    3,544,884       0.1%
    Samsung C&T Corp........................................................... 125,129    6,645,206       0.2%
    Samsung Card Co., Ltd......................................................  23,720      907,650       0.0%
#   Samsung Electro-Mechanics Co., Ltd.........................................  76,717    4,814,436       0.1%
    Samsung Electronics Co., Ltd...............................................  82,708  108,500,799       2.5%
    Samsung Electronics Co., Ltd. GDR..........................................  49,372   32,377,547       0.7%
#*  Samsung Engineering Co., Ltd...............................................  20,417      735,391       0.0%
    Samsung Fire & Marine Insurance Co., Ltd...................................  45,706   12,041,846       0.3%
#   Samsung Heavy Industries Co., Ltd.......................................... 200,347    3,374,576       0.1%
    Samsung Life Insurance Co., Ltd............................................  50,397    4,929,446       0.1%
    Samsung SDI Co., Ltd.......................................................  71,201    7,926,919       0.2%
    Samsung Securities Co., Ltd................................................  78,841    4,790,730       0.1%
*   Samsung Techwin Co., Ltd...................................................  34,401      883,579       0.0%
#*  Seoul Semiconductor Co., Ltd...............................................  18,042      325,176       0.0%
#   Shinhan Financial Group Co., Ltd........................................... 344,099   14,241,620       0.3%
    Shinhan Financial Group Co., Ltd. ADR......................................  86,082    3,612,001       0.1%
    Shinsegae Co., Ltd.........................................................   8,494    1,593,713       0.0%
    SK C&C Co., Ltd............................................................   9,931    2,350,351       0.1%
    SK Holdings Co., Ltd.......................................................  78,528   13,521,610       0.3%
    SK Hynix, Inc.............................................................. 658,214   28,161,721       0.6%
*   SK Innovation Co., Ltd.....................................................  78,040    8,541,860       0.2%
    SK Networks Co., Ltd....................................................... 116,251      859,237       0.0%
    SK Telecom Co., Ltd........................................................   9,328    2,499,651       0.1%
    Woori Bank................................................................. 416,192    4,157,620       0.1%
    Woori Bank Sponsored ADR...................................................   1,026       30,441       0.0%
#   Young Poong Corp...........................................................     326      401,035       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Youngone Corp..............................................................     20,576 $  1,259,426       0.0%
    Yuhan Corp.................................................................      3,033      653,445       0.0%
                                                                                           ------------      ----
TOTAL SOUTH KOREA..............................................................             659,671,726      15.0%
                                                                                           ------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR...........................................    236,732    1,780,222       0.0%
                                                                                           ------------      ----
TAIWAN -- (14.5%)
#*  Acer, Inc..................................................................  4,589,811    3,001,327       0.1%
#   Advanced Semiconductor Engineering, Inc....................................  5,559,929    7,884,672       0.2%
    Advanced Semiconductor Engineering, Inc. ADR...............................     77,739      554,279       0.0%
    Advantech Co., Ltd.........................................................    333,254    2,745,265       0.1%
#   Airtac International Group.................................................    117,000      956,419       0.0%
#   Asia Cement Corp...........................................................  3,322,758    4,201,629       0.1%
    Asustek Computer, Inc......................................................    832,180    8,816,408       0.2%
#   AU Optronics Corp.......................................................... 19,099,873    9,585,204       0.2%
#   AU Optronics Corp. Sponsored ADR...........................................    326,626    1,639,663       0.0%
    Catcher Technology Co., Ltd................................................    866,429   10,138,818       0.2%
    Cathay Financial Holding Co., Ltd..........................................  5,627,450    9,831,292       0.2%
#   Cathay Real Estate Development Co., Ltd....................................    797,000      499,963       0.0%
#   Chang Hwa Commercial Bank..................................................  7,059,963    4,313,692       0.1%
#   Cheng Shin Rubber Industry Co., Ltd........................................  2,150,965    5,147,767       0.1%
    Cheng Uei Precision Industry Co., Ltd......................................    384,109      755,334       0.0%
#   Chicony Electronics Co., Ltd...............................................    824,871    2,371,899       0.1%
*   China Airlines, Ltd........................................................  6,297,536    3,348,950       0.1%
    China Development Financial Holding Corp................................... 20,735,121    8,638,887       0.2%
    China Life Insurance Co., Ltd..............................................  3,586,176    3,796,160       0.1%
    China Motor Corp...........................................................    649,000      550,427       0.0%
#*  China Petrochemical Development Corp.......................................  1,219,613      457,949       0.0%
#   China Steel Chemical Corp..................................................    135,000      655,556       0.0%
#   China Steel Corp........................................................... 12,348,932   10,372,576       0.2%
#   Chipbond Technology Corp...................................................  1,370,000    2,960,559       0.1%
#   Chroma ATE, Inc............................................................     43,000      103,567       0.0%
    Chunghwa Telecom Co., Ltd..................................................    967,000    3,120,788       0.1%
#   Chunghwa Telecom Co., Ltd. ADR.............................................    236,502    7,610,634       0.2%
#   Clevo Co...................................................................    560,075      882,843       0.0%
    Compal Electronics, Inc....................................................  7,244,541    6,595,599       0.2%
    CTBC Financial Holding Co., Ltd............................................ 13,490,117   10,500,346       0.2%
#   CTCI Corp..................................................................    773,000    1,359,142       0.0%
#   Delta Electronics, Inc.....................................................  1,992,366   11,988,993       0.3%
    E.Sun Financial Holding Co., Ltd...........................................  9,531,402    6,526,455       0.2%
#   Eclat Textile Co., Ltd.....................................................    171,644    2,298,025       0.1%
#   Epistar Corp...............................................................  1,500,000    2,343,052       0.1%
    Eternal Materials Co., Ltd.................................................    433,510      494,690       0.0%
*   Eva Airways Corp...........................................................  4,383,324    3,455,345       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.........................................  2,026,249    1,378,364       0.0%
#   Far Eastern Department Stores, Ltd.........................................  1,812,592    1,456,765       0.0%
    Far Eastern New Century Corp...............................................  4,790,221    5,261,628       0.1%
    Far EasTone Telecommunications Co., Ltd....................................  1,984,000    4,730,356       0.1%
#   Farglory Land Development Co., Ltd.........................................    535,393      639,223       0.0%
#   Feng TAY Enterprise Co., Ltd...............................................    378,120    2,333,267       0.1%
    First Financial Holding Co., Ltd........................................... 10,854,566    6,824,068       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Formosa Chemicals & Fibre Corp.............................................  3,443,518 $ 8,774,641       0.2%
#   Formosa International Hotels Corp..........................................     52,406     559,506       0.0%
#   Formosa Petrochemical Corp.................................................  1,069,000   2,755,947       0.1%
    Formosa Plastics Corp......................................................  4,271,153  10,979,406       0.3%
    Formosa Taffeta Co., Ltd...................................................    848,000   1,008,786       0.0%
    Foxconn Technology Co., Ltd................................................  1,145,198   3,263,857       0.1%
    Fubon Financial Holding Co., Ltd...........................................  7,334,233  15,772,672       0.4%
    Giant Manufacturing Co., Ltd...............................................    275,506   2,376,273       0.1%
#   Gigasolar Materials Corp...................................................     22,800     393,191       0.0%
#   Ginko International Co., Ltd...............................................     45,000     657,619       0.0%
#   Gourmet Master Co., Ltd....................................................     51,000     217,307       0.0%
#   HannStar Display Corp......................................................  5,668,660   1,144,707       0.0%
    Highwealth Construction Corp...............................................    993,300   2,591,112       0.1%
#   Hiwin Technologies Corp....................................................    203,788   1,553,826       0.0%
    Hon Hai Precision Industry Co., Ltd........................................ 12,085,302  36,212,960       0.8%
    Hotai Motor Co., Ltd.......................................................    293,000   5,076,626       0.1%
#*  HTC Corp...................................................................  1,028,235   4,233,485       0.1%
    Hua Nan Financial Holdings Co., Ltd........................................  8,738,812   5,368,013       0.1%
#   Innolux Corp............................................................... 21,516,241  11,098,868       0.3%
#*  Inotera Memories, Inc......................................................  4,805,000   5,518,017       0.1%
    Inventec Corp..............................................................  3,242,551   2,288,272       0.1%
#   Kenda Rubber Industrial Co., Ltd...........................................    823,091   1,609,106       0.0%
#   King Slide Works Co., Ltd..................................................     60,000     943,674       0.0%
    King Yuan Electronics Co., Ltd.............................................  1,471,000   1,337,166       0.0%
#   King's Town Bank Co., Ltd..................................................  1,204,000   1,234,014       0.0%
    Kinsus Interconnect Technology Corp........................................    569,000   1,735,519       0.0%
    Largan Precision Co., Ltd..................................................     99,860  10,006,571       0.2%
    LCY Chemical Corp..........................................................    434,123     283,983       0.0%
#   Lite-On Technology Corp....................................................  3,833,741   4,843,862       0.1%
#   Lung Yen Life Service Corp.................................................    147,000     391,151       0.0%
    Makalot Industrial Co., Ltd................................................    171,000   1,337,185       0.0%
#   MediaTek, Inc..............................................................  1,088,995  13,998,148       0.3%
    Mega Financial Holding Co., Ltd............................................  8,801,904   7,828,947       0.2%
    Merida Industry Co., Ltd...................................................    210,287   1,575,583       0.0%
    Micro-Star International Co., Ltd..........................................    588,000     701,764       0.0%
    Nan Kang Rubber Tire Co., Ltd..............................................    534,780     549,400       0.0%
    Nan Ya Plastics Corp.......................................................  3,785,599   9,304,237       0.2%
*   Nan Ya Printed Circuit Board Corp..........................................    288,000     512,725       0.0%
    Novatek Microelectronics Corp..............................................    596,000   3,115,073       0.1%
#   PChome Online, Inc.........................................................     91,000   1,539,299       0.0%
    Pegatron Corp..............................................................  4,286,345  12,698,084       0.3%
    Phison Electronics Corp....................................................    161,000   1,484,837       0.0%
    Pou Chen Corp..............................................................  3,837,487   5,377,674       0.1%
#   Powertech Technology, Inc..................................................  1,989,819   3,673,649       0.1%
    President Chain Store Corp.................................................    661,831   4,897,659       0.1%
#   Quanta Computer, Inc.......................................................  2,247,000   5,637,535       0.1%
#   Radiant Opto-Electronics Corp..............................................    844,170   2,775,946       0.1%
#   Realtek Semiconductor Corp.................................................    564,950   1,759,469       0.0%
#   Ruentex Development Co., Ltd...............................................  1,092,351   1,941,280       0.1%
#   Ruentex Industries, Ltd....................................................    873,182   2,143,911       0.1%
*   Sanyang Motor Co., Ltd.....................................................    542,000     480,965       0.0%
#   ScinoPharm Taiwan, Ltd.....................................................    255,257     427,417       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Shin Kong Financial Holding Co., Ltd....................................... 13,837,661 $  4,487,845       0.1%
#   Siliconware Precision Industries Co., Ltd..................................  3,602,324    5,917,915       0.1%
#   Siliconware Precision Industries Co., Ltd. Sponsored ADR...................     67,173      544,773       0.0%
    Simplo Technology Co., Ltd.................................................    473,000    2,341,014       0.1%
    SinoPac Financial Holdings Co., Ltd........................................ 14,213,553    6,442,403       0.2%
#   St Shine Optical Co., Ltd..................................................     52,000      916,676       0.0%
#   Standard Foods Corp........................................................    266,394      660,273       0.0%
#   Synnex Technology International Corp.......................................  1,391,756    1,971,987       0.1%
#   Tainan Spinning Co., Ltd...................................................    317,240      184,043       0.0%
    Taishin Financial Holding Co., Ltd......................................... 20,279,197    9,283,423       0.2%
*   Taiwan Business Bank.......................................................  5,438,145    1,790,554       0.0%
#   Taiwan Cement Corp.........................................................  6,668,720    9,470,681       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd..............................  9,825,896    5,301,394       0.1%
#   Taiwan FamilyMart Co., Ltd.................................................     72,000      560,607       0.0%
#   Taiwan Fertilizer Co., Ltd.................................................  1,082,000    1,990,001       0.1%
#   Taiwan Glass Industry Corp.................................................  1,325,253      949,892       0.0%
    Taiwan Mobile Co., Ltd.....................................................  1,711,300    6,028,992       0.1%
#   Taiwan Secom Co., Ltd......................................................    259,670      781,364       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd................................ 25,188,808  121,265,763       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.................    303,433    7,415,903       0.2%
    Teco Electric and Machinery Co., Ltd.......................................  2,481,000    2,408,829       0.1%
#   Ton Yi Industrial Corp.....................................................  1,328,000    1,046,103       0.0%
#   TPK Holding Co., Ltd.......................................................    441,000    2,739,463       0.1%
    Transcend Information, Inc.................................................    258,181      991,984       0.0%
    Tripod Technology Corp.....................................................    713,870    1,394,522       0.0%
    TSRC Corp..................................................................    682,965      786,675       0.0%
    U-Ming Marine Transport Corp...............................................    507,860      761,948       0.0%
    Uni-President Enterprises Corp.............................................  5,786,725    9,470,293       0.2%
#   Unimicron Technology Corp..................................................  2,304,896    1,371,976       0.0%
#   United Microelectronics Corp............................................... 22,692,000   10,872,155       0.3%
    Vanguard International Semiconductor Corp..................................  1,403,000    2,154,623       0.1%
*   Walsin Lihwa Corp..........................................................  4,619,000    1,362,756       0.0%
    Wan Hai Lines, Ltd.........................................................  1,296,800    1,437,847       0.0%
#*  Winbond Electronics Corp...................................................  6,597,000    2,183,913       0.1%
*   Wintek Corp................................................................    604,760       27,102       0.0%
    Wistron Corp...............................................................  3,592,420    3,056,123       0.1%
    WPG Holdings, Ltd..........................................................  1,946,869    2,435,695       0.1%
#   Yageo Corp.................................................................  1,161,278    2,387,738       0.1%
*   Yang Ming Marine Transport Corp............................................  1,782,300      933,032       0.0%
    Yuanta Financial Holding Co., Ltd.......................................... 12,817,966    7,450,202       0.2%
#   Yulon Motor Co., Ltd.......................................................  1,232,000    1,607,660       0.0%
#   Yungtay Engineering Co., Ltd...............................................    122,000      280,248       0.0%
#   Zhen Ding Technology Holding, Ltd..........................................    494,700    1,722,233       0.0%
                                                                                           ------------      ----
TOTAL TAIWAN...................................................................             658,307,392      15.0%
                                                                                           ------------      ----
THAILAND -- (2.5%)
    Advanced Info Service PCL..................................................  1,280,500    9,322,615       0.2%
    Airports of Thailand PCL...................................................    420,300    3,697,467       0.1%
    Bangchak Petroleum PCL (The)...............................................    637,200      686,201       0.0%
    Bangkok Bank PCL(6368360)..................................................    182,400    1,023,631       0.0%
    Bangkok Bank PCL(6077019)..................................................    271,700    1,528,905       0.1%
    Bangkok Dusit Medical Services PCL.........................................  4,619,700    2,830,819       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
THAILAND -- (Continued)
    Bangkok Land PCL...........................................................  2,999,000 $   139,192       0.0%
    Bangkok Life Assurance PCL.................................................    470,500     713,636       0.0%
    Banpu PCL..................................................................  1,299,000   1,142,757       0.0%
    BEC World PCL..............................................................    810,000     989,004       0.0%
    Berli Jucker PCL...........................................................    882,600     990,633       0.0%
    Big C Supercenter PCL(6368434).............................................    359,200   2,419,002       0.1%
    Big C Supercenter PCL(6763932).............................................     24,600     169,398       0.0%
    Bumrungrad Hospital PCL....................................................    313,600   1,526,856       0.1%
    Central Pattana PCL........................................................  1,466,600   1,868,564       0.1%
    Central Plaza Hotel PCL....................................................    845,000     858,714       0.0%
    CH Karnchang PCL...........................................................    493,800     378,233       0.0%
    Charoen Pokphand Foods PCL.................................................  2,950,000   1,995,601       0.1%
    CP ALL PCL.................................................................  3,429,100   4,368,943       0.1%
    Delta Electronics Thailand PCL.............................................    564,200   1,429,113       0.1%
    Electricity Generating PCL.................................................    270,400   1,242,700       0.0%
    Energy Absolute PCL........................................................    665,100     529,619       0.0%
    Glow Energy PCL............................................................    463,800   1,202,939       0.0%
    Home Product Center PCL....................................................  5,274,913   1,152,112       0.0%
    Indorama Ventures PCL......................................................  1,665,100   1,247,625       0.0%
    Intouch Holdings PCL.......................................................    575,900   1,345,193       0.0%
    IRPC PCL...................................................................  9,063,700   1,264,766       0.0%
    Jasmine International PCL..................................................  5,107,000     852,070       0.0%
    Kasikornbank PCL(6888794)..................................................  1,146,600   7,304,292       0.2%
    Kasikornbank PCL(6364766)..................................................    111,300     709,025       0.0%
    Krung Thai Bank PCL........................................................  4,697,387   2,849,924       0.1%
    Land & Houses PCL(6581941).................................................  2,523,340     731,015       0.0%
    Land & Houses PCL(6581930).................................................    790,000     228,864       0.0%
    Minor International PCL....................................................  1,303,170   1,304,554       0.0%
    MK Restaurants Group PCL...................................................    155,200     270,711       0.0%
    Pruksa Real Estate PCL.....................................................  1,624,300   1,355,020       0.0%
    PTT Exploration & Production PCL(B1359J0)..................................  1,502,655   5,333,251       0.1%
    PTT Exploration & Production PCL(B1359L2)..................................     65,409     232,151       0.0%
    PTT Global Chemical PCL....................................................  2,972,472   5,793,457       0.2%
    PTT PCL....................................................................  1,294,700  13,981,896       0.3%
    Ratchaburi Electricity Generating Holding PCL..............................    603,000   1,097,528       0.0%
    Robinson Department Store PCL..............................................    323,000     458,069       0.0%
    Siam Cement PCL (The)(6609906).............................................    166,400   2,715,705       0.1%
    Siam Cement PCL (The)(6609928).............................................     80,100   1,307,259       0.0%
    Siam City Cement PCL.......................................................    148,813   1,656,738       0.1%
    Siam Commercial Bank PCL (The).............................................  1,024,266   4,940,340       0.1%
    Siam Global House PCL......................................................    811,332     238,736       0.0%
    Supalai PCL................................................................    577,900     350,614       0.0%
    Thai Oil PCL...............................................................    929,700   1,649,854       0.1%
    Thai Union Frozen Products PCL.............................................  2,011,340   1,244,694       0.0%
    Thaicom PCL................................................................    386,700     431,100       0.0%
    Thanachart Capital PCL.....................................................    282,200     291,060       0.0%
    TMB Bank PCL............................................................... 13,781,000   1,086,929       0.0%
    Total Access Communication PCL(B1YWK08)....................................  1,047,100   2,755,526       0.1%
    Total Access Communication PCL(B231MK7)....................................    214,100     563,421       0.0%
    TPI Polene PCL............................................................. 10,617,500     934,044       0.0%
*   True Corp. PCL.............................................................  6,749,293   2,497,842       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
THAILAND -- (Continued)
    TTW PCL.................................................................... 1,590,900 $      545,341       0.0%
                                                                                          --------------      ----
TOTAL THAILAND.................................................................              111,775,268       2.6%
                                                                                          --------------      ----
TURKEY -- (1.5%)
    Akbank TAS................................................................. 2,195,344      6,396,223       0.2%
    Akcansa Cimento A.S........................................................    60,173        370,089       0.0%
#*  Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................   182,234      1,534,140       0.0%
    Arcelik A.S................................................................   436,097      2,349,064       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S...................................   125,237        653,050       0.0%
    BIM Birlesik Magazalar A.S.................................................   269,064      4,981,344       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S............................    29,778         99,568       0.0%
#   Coca-Cola Icecek A.S.......................................................    87,295      1,478,705       0.0%
#   Enka Insaat ve Sanayi A.S..................................................   350,744        753,855       0.0%
#   Eregli Demir ve Celik Fabrikalari TAS...................................... 2,552,986      4,308,203       0.1%
    Ford Otomotiv Sanayi A.S...................................................    97,226      1,201,473       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................   163,549        146,832       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B................    85,031         84,052       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................ 1,229,168        847,292       0.0%
    KOC Holding A.S............................................................   537,303      2,541,245       0.1%
#   Koza Altin Isletmeleri A.S.................................................    95,834      1,001,128       0.0%
*   Migros Ticaret A.S.........................................................    43,765        350,246       0.0%
#   Petkim Petrokimya Holding A.S..............................................   406,199        570,816       0.0%
#   Soda Sanayii A.S...........................................................   135,048        329,136       0.0%
    TAV Havalimanlari Holding A.S..............................................   236,717      2,081,186       0.1%
    Tofas Turk Otomobil Fabrikasi A.S..........................................   171,952      1,053,801       0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.....................................    80,671      1,959,467       0.1%
*   Turk Hava Yollari AO....................................................... 1,262,570      4,188,227       0.1%
#   Turk Telekomunikasyon A.S..................................................   601,705      1,663,099       0.0%
#   Turk Traktor ve Ziraat Makineleri A.S......................................    19,321        577,333       0.0%
#   Turkcell Iletisim Hizmetleri A.S...........................................   753,602      3,355,459       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR......................................    73,838        816,648       0.0%
    Turkiye Garanti Bankasi A.S................................................ 2,416,220      7,687,812       0.2%
    Turkiye Halk Bankasi A.S...................................................   833,701      4,223,381       0.1%
#   Turkiye Is Bankasi......................................................... 1,624,924      3,653,765       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.........................................    34,301         25,892       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S........................................ 1,132,525      1,447,253       0.0%
#   Turkiye Vakiflar Bankasi Tao............................................... 1,010,615      1,793,051       0.1%
    Ulker Biskuvi Sanayi A.S...................................................   185,271      1,415,702       0.0%
#   Yapi ve Kredi Bankasi A.S..................................................   727,918      1,139,757       0.0%
                                                                                          --------------      ----
TOTAL TURKEY...................................................................               67,078,294       1.5%
                                                                                          --------------      ----
TOTAL COMMON STOCKS............................................................            4,217,276,387      96.2%
                                                                                          --------------      ----
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    AES Tiete SA...............................................................   135,998        780,884       0.0%
    Banco Bradesco SA.......................................................... 2,812,914     30,024,831       0.7%
    Braskem SA Class A.........................................................    73,800        308,628       0.0%
    Centrais Eletricas Brasileiras SA Class B..................................   165,100        484,952       0.0%
    Cia Brasileira de Distribuicao.............................................   145,209      4,915,886       0.1%
    Cia de Gas de Sao Paulo COMGAS Class A.....................................    22,527        392,304       0.0%
    Cia de Transmissao de Energia Eletrica Paulista............................    62,158        876,787       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais.............................................  1,103,924 $    5,331,020        0.1%
    Cia Energetica de Sao Paulo Class B........................................    241,610      1,523,620        0.0%
    Cia Paranaense de Energia..................................................     78,600        884,623        0.0%
    Empresa Nacional de Comercio Redito e Participacoes SA.....................        380          5,423        0.0%
    Gerdau SA..................................................................    836,068      2,788,790        0.1%
    Itau Unibanco Holding SA...................................................  3,144,864     40,216,934        0.9%
    Itau Unibanco Holding SA ADR...............................................    128,657      1,649,378        0.0%
    Lojas Americanas SA........................................................    650,083      3,618,345        0.1%
*   Oi SA......................................................................    383,892        719,888        0.0%
*   Petroleo Brasileiro SA.....................................................    935,300      4,051,068        0.1%
*   Petroleo Brasileiro SA Sponsored ADR.......................................  1,791,306     15,548,536        0.4%
    Suzano Papel e Celulose SA Class A.........................................    550,771      2,760,299        0.1%
    Telefonica Brasil SA.......................................................    296,274      4,916,676        0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A.............................    484,962        960,926        0.0%
    Vale SA....................................................................  1,744,491     10,508,807        0.3%
    Vale SA Sponsored ADR......................................................    377,072      2,281,286        0.1%
                                                                                           --------------      -----
TOTAL BRAZIL...................................................................               135,549,891        3.1%
                                                                                           --------------      -----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B............................................    100,367        319,799        0.0%
                                                                                           --------------      -----
COLOMBIA -- (0.1%)
    Banco Davivienda SA........................................................    124,394      1,446,563        0.0%
    Bancolombia SA.............................................................     30,330        331,822        0.0%
    Grupo Aval Acciones y Valores..............................................  2,939,846      1,493,373        0.1%
    Grupo de Inversiones Suramericana SA.......................................     98,314      1,465,217        0.0%
                                                                                           --------------      -----
TOTAL COLOMBIA.................................................................                 4,736,975        0.1%
                                                                                           --------------      -----
TOTAL PREFERRED STOCKS.........................................................               140,606,665        3.2%
                                                                                           --------------      -----
BONDS -- (0.0%)
INDIA -- (0.0%)
*   NTPC, Ltd., 8.490%......................................................... 19,584,025         39,220        0.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@ DFA Short Term Investment Fund............................................ 16,320,475    188,827,897        4.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,236,138,647)............................            $4,546,750,169      103.7%
                                                                                           ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  252,524,905             --   --    $  252,524,905
   Canada.....................        423,433             --   --           423,433
   Chile......................     72,741,820             --   --        72,741,820
   China......................    158,844,860 $  583,639,037   --       742,483,897
   Colombia...................     26,230,019             --   --        26,230,019
   Czech Republic.............             --      8,815,968   --         8,815,968
   Egypt......................      1,123,619      4,408,449   --         5,532,068
   Greece.....................      1,737,439     17,411,631   --        19,149,070
   Hungary....................             --     11,506,605   --        11,506,605
   India......................     39,689,917    353,373,417   --       393,063,334
   Indonesia..................      2,487,008    126,890,148   --       129,377,156
   Malaysia...................             --    188,371,309   --       188,371,309
   Mexico.....................    223,188,475             --   --       223,188,475
   Peru.......................     13,386,411             --   --        13,386,411
   Philippines................      2,988,792     66,012,228   --        69,001,020
   Poland.....................             --     83,500,671   --        83,500,671
   Russia.....................      1,835,385     95,875,931   --        97,711,316
   South Africa...............     44,509,358    337,146,650   --       381,656,008
   South Korea................     19,907,899    639,763,827   --       659,671,726
   Spain......................      1,780,222             --   --         1,780,222
   Taiwan.....................     17,765,252    640,542,140   --       658,307,392
   Thailand...................    111,775,268             --   --       111,775,268
   Turkey.....................        816,648     66,261,646   --        67,078,294
Preferred Stocks..............
   Brazil.....................    135,549,891             --   --       135,549,891
   Chile......................        319,799             --   --           319,799
   Colombia...................      4,736,975             --   --         4,736,975
Bonds.........................
   India......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES      VALUE+    OF NET ASSETS**
                                            --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.4%)
#*  1-800-Flowers.com, Inc. Class A........    44,330 $    468,568       0.0%
    A. H. Belo Corp. Class A...............    14,556       97,380       0.0%
    Aaron's, Inc...........................     4,830      164,220       0.0%
#   Arctic Cat, Inc........................     3,436      121,944       0.0%
#*  Ascent Capital Group, Inc. Class A.....     8,564      342,903       0.0%
#   Autoliv, Inc...........................     9,404    1,116,443       0.0%
*   Ballantyne Strong, Inc.................     9,030       42,260       0.0%
#*  Barnes & Noble, Inc....................    12,200      267,180       0.0%
    Bassett Furniture Industries, Inc......     2,900       81,838       0.0%
    Beasley Broadcast Group, Inc. Class A..     9,471       45,934       0.0%
*   Beazer Homes USA, Inc..................     4,326       75,748       0.0%
*   Belmond, Ltd. Class A..................    75,198      926,439       0.0%
    Best Buy Co., Inc......................   197,800    6,853,770       0.1%
    Big 5 Sporting Goods Corp..............     8,501      115,954       0.0%
*   Biglari Holdings, Inc..................     2,343      856,390       0.0%
#*  BJ's Restaurants, Inc..................    25,971    1,215,443       0.0%
#   Bob Evans Farms, Inc...................    52,387    2,253,689       0.1%
#   Bon-Ton Stores, Inc. (The).............     2,986       21,410       0.0%
*   Books-A-Million, Inc...................     8,187       23,497       0.0%
    Brown Shoe Co., Inc....................    74,697    2,218,501       0.1%
*   Build-A-Bear Workshop, Inc.............    25,874      476,858       0.0%
#*  Cabela's, Inc..........................    53,051    2,797,910       0.1%
#   Callaway Golf Co.......................    38,543      373,096       0.0%
*   Cambium Learning Group, Inc............    37,733      111,690       0.0%
*   Canterbury Park Holding Corp...........     2,755       28,514       0.0%
    Carnival Corp..........................   489,649   21,529,867       0.4%
#   Carriage Services, Inc.................    20,916      494,454       0.0%
*   Cavco Industries, Inc..................     7,600      498,332       0.0%
#   CBS Corp. Class A......................    28,263    1,824,094       0.0%
    CBS Corp. Class B......................   201,625   12,526,961       0.2%
*   Christopher & Banks Corp...............    56,231      334,012       0.0%
    Churchill Downs, Inc...................     7,682      915,464       0.0%
*   Citi Trends, Inc.......................     3,415       77,794       0.0%
    Columbia Sportswear Co.................     8,634      541,352       0.0%
    Comcast Corp. Class A.................. 3,446,875  199,091,500       3.7%
#   Comcast Corp. Special Class A.......... 1,088,341   62,677,558       1.2%
#*  Conn's, Inc............................    25,450      711,837       0.0%
    Core-Mark Holding Co., Inc.............    48,118    2,536,300       0.1%
    CSS Industries, Inc....................    13,050      369,837       0.0%
    CST Brands, Inc........................    50,181    2,093,050       0.0%
    Culp, Inc..............................    10,036      259,431       0.0%
#*  Delta Apparel, Inc.....................     7,532       92,418       0.0%
#   Destination Maternity Corp.............       200        2,358       0.0%
#*  Destination XL Group, Inc..............    15,601       75,977       0.0%
#   DeVry Education Group, Inc.............     8,757      264,812       0.0%
    Dillard's, Inc. Class A................   120,300   15,830,277       0.3%
*   Discovery Communications, Inc..........     3,762      113,725       0.0%
*   Discovery Communications, Inc. Class B.     3,762      120,948       0.0%
#*  Dixie Group, Inc. (The)................    11,800      115,994       0.0%
#*  Dorman Products, Inc...................    20,712      969,943       0.0%
    Dover Motorsports, Inc.................    15,098       36,839       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    DR Horton, Inc......................... 208,125 $ 5,286,375       0.1%
#*  DreamWorks Animation SKG, Inc. Class A.  46,429   1,209,940       0.0%
    Educational Development Corp...........   1,679       7,102       0.0%
*   Eldorado Resorts, Inc..................  18,512     130,510       0.0%
    Escalade, Inc..........................     277       4,983       0.0%
*   EVINE Live, Inc........................   3,998      23,828       0.0%
#   EW Scripps Co. (The) Class A...........  81,265   1,892,662       0.0%
#*  Federal-Mogul Holdings Corp............  36,414     469,741       0.0%
    Flanigan's Enterprises, Inc............     865      25,154       0.0%
    Flexsteel Industries, Inc..............   2,068      74,469       0.0%
    Foot Locker, Inc.......................  15,700     933,365       0.0%
    Ford Motor Co.......................... 369,918   5,844,704       0.1%
    Fred's, Inc. Class A...................  47,275     797,529       0.0%
    Frisch's Restaurants, Inc..............     600      17,139       0.0%
#*  FTD Cos., Inc..........................  24,893     710,446       0.0%
#*  Fuel Systems Solutions, Inc............   3,398      37,718       0.0%
*   G-III Apparel Group, Ltd...............  11,394   1,266,785       0.0%
*   Gaiam, Inc. Class A....................   4,388      28,785       0.0%
#   GameStop Corp. Class A................. 104,752   4,037,142       0.1%
#*  Gaming Partners International Corp.....     500       5,540       0.0%
    Gannett Co., Inc....................... 119,639   4,106,010       0.1%
    General Motors Co...................... 802,642  28,140,629       0.5%
*   Genesco, Inc...........................   7,056     476,915       0.0%
    Graham Holdings Co. Class B............   5,780   5,912,535       0.1%
*   Gray Television, Inc...................  46,874     621,549       0.0%
#   Group 1 Automotive, Inc................  57,936   4,575,785       0.1%
    Harte-Hanks, Inc.......................  12,432      84,413       0.0%
    Haverty Furniture Cos., Inc............  33,479     718,459       0.0%
*   Helen of Troy, Ltd.....................  64,389   5,641,120       0.1%
#*  hhgregg, Inc...........................  36,388     208,139       0.0%
#   Hooker Furniture Corp..................  14,814     377,016       0.0%
*   Hyatt Hotels Corp. Class A.............  14,601     847,588       0.0%
#*  Iconix Brand Group, Inc................  95,618   2,515,710       0.1%
#   International Speedway Corp. Class A...  24,844     903,328       0.0%
*   Isle of Capri Casinos, Inc.............  15,434     219,471       0.0%
#*  JAKKS Pacific, Inc.....................  13,103      87,397       0.0%
*   Jarden Corp............................ 243,112  12,442,472       0.2%
#*  JC Penney Co., Inc.....................  85,215     707,285       0.0%
    Johnson Outdoors, Inc. Class A.........  15,588     491,022       0.0%
*   Journal Media Group, Inc...............  25,411     236,068       0.0%
#   KB Home................................  30,800     446,292       0.0%
    Kohl's Corp............................  14,353   1,028,392       0.0%
    La-Z-Boy, Inc..........................  56,332   1,476,462       0.0%
*   Lakeland Industries, Inc...............  11,757     108,400       0.0%
#*  Lands' End, Inc........................  21,056     618,625       0.0%
#*  Lee Enterprises, Inc...................  38,128     114,384       0.0%
#   Lennar Corp. Class A................... 224,100  10,263,780       0.2%
    Lennar Corp. Class B...................   7,868     287,418       0.0%
*   Liberty Broadband Corp.(530307206).....   1,905     104,775       0.0%
*   Liberty Broadband Corp.(530307305).....  67,601   3,668,030       0.1%
*   Liberty Broadband Corp. Class A........  24,095   1,306,913       0.0%
*   Liberty Interactive Corp. Class A...... 882,463  25,379,636       0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Interactive Corp. Class B.............  35,706 $ 1,022,263       0.0%
*   Liberty Media Corp............................ 208,010   7,893,979       0.2%
*   Liberty Media Corp. Class A...................  96,383   3,699,180       0.1%
*   Liberty Media Corp. Class B...................   7,622     297,334       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A....  76,802   2,281,787       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B....   3,570     151,939       0.0%
*   Liberty Ventures Series A..................... 202,261   8,430,238       0.2%
#*  Liberty Ventures Series B.....................   8,645     361,793       0.0%
*   Life Time Fitness, Inc........................  13,317     952,165       0.0%
    Lifetime Brands, Inc..........................  16,431     239,071       0.0%
#   Lithia Motors, Inc. Class A...................  34,933   3,483,868       0.1%
*   Live Nation Entertainment, Inc................ 145,347   3,642,396       0.1%
#*  Loral Space & Communications, Inc.............  26,050   1,797,450       0.0%
    Lowe's Cos., Inc.............................. 139,546   9,609,138       0.2%
*   Luby's, Inc...................................  44,415     235,400       0.0%
#*  M/I Homes, Inc................................  37,930     855,701       0.0%
#*  Madison Square Garden Co. (The) Class A.......  29,558   2,373,507       0.1%
    Marcus Corp. (The)............................  18,899     366,074       0.0%
*   MarineMax, Inc................................  29,164     643,941       0.0%
    Marriott Vacations Worldwide Corp.............   2,531     208,074       0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A.     980       5,390       0.0%
*   McClatchy Co. (The) Class A...................  60,603      84,238       0.0%
#*  Media General, Inc............................  25,196     425,560       0.0%
#   Men's Wearhouse, Inc. (The)...................  52,860   2,991,347       0.1%
#   Meredith Corp.................................  32,676   1,700,459       0.0%
*   Meritage Homes Corp...........................  28,156   1,204,232       0.0%
#*  MGM Resorts International..................... 227,871   4,819,472       0.1%
*   Modine Manufacturing Co.......................  14,650     180,049       0.0%
*   Mohawk Industries, Inc........................  98,740  17,131,390       0.3%
*   Monarch Casino & Resort, Inc..................   1,103      20,185       0.0%
#*  Motorcar Parts of America, Inc................  13,074     382,153       0.0%
    Movado Group, Inc.............................  36,900   1,080,432       0.0%
*   Murphy USA, Inc...............................  47,356   3,093,767       0.1%
    NACCO Industries, Inc. Class A................   6,832     334,631       0.0%
*   New York & Co., Inc...........................   6,926      17,523       0.0%
*   News Corp. Class A............................ 402,247   6,347,458       0.1%
*   News Corp. Class B............................  99,903   1,555,490       0.0%
*   Office Depot, Inc............................. 181,609   1,674,435       0.0%
*   Pacific Sunwear of California, Inc............  12,650      26,565       0.0%
    Penske Automotive Group, Inc..................  43,845   2,140,074       0.1%
*   Pep Boys-Manny, Moe & Jack (The)..............  60,161     551,075       0.0%
*   Perry Ellis International, Inc................  21,492     514,089       0.0%
*   Pinnacle Entertainment, Inc...................  50,352   1,850,940       0.0%
    PulteGroup, Inc............................... 143,221   2,764,165       0.1%
    PVH Corp......................................  31,964   3,303,479       0.1%
*   Radio One, Inc. Class D.......................  13,955      49,819       0.0%
*   RCI Hospitality Holdings, Inc.................  12,026     136,976       0.0%
*   Red Robin Gourmet Burgers, Inc................  31,175   2,340,931       0.1%
*   Regis Corp....................................  54,292     896,904       0.0%
    Remy International, Inc.......................   2,760      61,410       0.0%
    Rent-A-Center, Inc............................  76,435   2,262,476       0.1%
    Rocky Brands, Inc.............................   8,729     195,879       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Royal Caribbean Cruises, Ltd............   322,500 $ 21,949,350       0.4%
#*  Ruby Tuesday, Inc.......................    17,500      127,400       0.0%
    Saga Communications, Inc. Class A.......     8,693      347,633       0.0%
#   Salem Media Group, Inc. Class A.........    10,922       53,299       0.0%
    Scholastic Corp.........................    30,900    1,255,776       0.0%
#*  Sears Holdings Corp.....................    25,182    1,005,769       0.0%
#   Service Corp. International.............   274,069    7,586,230       0.2%
#*  Shiloh Industries, Inc..................    24,793      288,343       0.0%
    Shoe Carnival, Inc......................    33,450      873,379       0.0%
*   Skechers U.S.A., Inc. Class A...........    49,610    4,460,931       0.1%
    Spartan Motors, Inc.....................    16,820       79,222       0.0%
#   Speedway Motorsports, Inc...............    52,187    1,195,082       0.0%
    Stage Stores, Inc.......................    53,575    1,034,533       0.0%
#   Standard Motor Products, Inc............    37,342    1,411,528       0.0%
    Staples, Inc............................   497,525    8,119,608       0.2%
#*  Starz...................................    84,255    3,313,749       0.1%
*   Starz Class B...........................     7,622      296,038       0.0%
    Stein Mart, Inc.........................    22,915      271,084       0.0%
*   Steiner Leisure, Ltd....................     2,225      107,334       0.0%
*   Stoneridge, Inc.........................    19,361      233,106       0.0%
#   Strattec Security Corp..................     5,224      392,166       0.0%
#   Superior Industries International, Inc..    23,275      432,915       0.0%
    Superior Uniform Group, Inc.............    17,956      305,252       0.0%
    Sypris Solutions, Inc...................     8,460       12,944       0.0%
#*  Systemax, Inc...........................    11,750      122,788       0.0%
    Tandy Leather Factory, Inc..............     9,974       84,480       0.0%
    Target Corp.............................     4,925      388,238       0.0%
    Time Warner Cable, Inc..................   693,942  107,921,860       2.0%
    Time Warner, Inc........................ 1,534,860  129,557,533       2.4%
    Time, Inc...............................   191,857    4,380,095       0.1%
*   Toll Brothers, Inc......................   203,299    7,225,246       0.1%
*   Trans World Entertainment Corp..........     5,781       21,737       0.0%
#*  Tuesday Morning Corp....................    60,500      957,110       0.0%
#   Twenty-First Century Fox, Inc. Class A.. 1,287,383   43,874,013       0.8%
    Twenty-First Century Fox, Inc. Class B..   550,972   18,374,916       0.4%
*   Unifi, Inc..............................    43,422    1,532,362       0.0%
*   Universal Electronics, Inc..............     3,206      172,932       0.0%
    Vail Resorts, Inc.......................    11,600    1,150,836       0.0%
*   Vista Outdoor, Inc......................    77,610    3,396,214       0.1%
#*  VOXX International Corp.................     3,750       35,738       0.0%
    Walt Disney Co. (The)...................    26,220    2,850,638       0.1%
#   Wendy's Co. (The).......................   242,704    2,456,164       0.1%
*   West Marine, Inc........................    26,468      266,003       0.0%
    Whirlpool Corp..........................    30,049    5,276,604       0.1%
    Wyndham Worldwide Corp..................   144,114   12,307,336       0.2%
                                                       ------------      ----
Total Consumer Discretionary................            988,316,453      18.3%
                                                       ------------      ----
Consumer Staples -- (7.2%)
#   Alico, Inc..............................       960       44,899       0.0%
*   Alliance One International, Inc.........    35,084       46,311       0.0%
    Andersons, Inc. (The)...................    23,660    1,010,045       0.0%
    Archer-Daniels-Midland Co...............   813,476   39,762,707       0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc..................    76,099 $    725,984       0.0%
    Bunge, Ltd...........................   121,368   10,482,554       0.2%
*   CCA Industries, Inc..................     8,323       25,718       0.0%
*   Central Garden & Pet Co..............    25,184      233,078       0.0%
#*  Central Garden and Pet Co. Class A...    48,121      471,586       0.0%
*   Constellation Brands, Inc. Class A...   249,042   28,873,929       0.5%
*   Constellation Brands, Inc. Class B...    12,715    1,490,834       0.0%
#*  Craft Brew Alliance, Inc.............     9,754      128,265       0.0%
    CVS Health Corp...................... 1,510,745  150,001,871       2.8%
#*  Farmer Bros Co.......................     6,695      166,906       0.0%
#   Fresh Del Monte Produce, Inc.........    39,437    1,456,408       0.0%
#*  Hain Celestial Group, Inc. (The).....    87,292    5,258,470       0.1%
    Ingles Markets, Inc. Class A.........    11,437      478,753       0.0%
    Ingredion, Inc.......................    62,117    4,932,090       0.1%
#   JM Smucker Co. (The).................   108,204   12,543,008       0.2%
    John B. Sanfilippo & Son, Inc........    10,428      542,360       0.0%
    Kraft Foods Group, Inc...............   209,706   17,772,583       0.3%
*   Landec Corp..........................    37,056      526,566       0.0%
*   Mannatech, Inc.......................       717       13,845       0.0%
    MGP Ingredients, Inc.................     4,788       67,224       0.0%
#   Molson Coors Brewing Co. Class A.....     1,908      165,996       0.0%
    Molson Coors Brewing Co. Class B.....   186,550   13,713,290       0.3%
    Mondelez International, Inc. Class A. 2,081,099   79,851,769       1.5%
*   Nutraceutical International Corp.....    14,615      284,992       0.0%
#   Oil-Dri Corp. of America.............     5,047      165,643       0.0%
*   Omega Protein Corp...................    25,852      330,389       0.0%
#*  Post Holdings, Inc...................    50,201    2,356,435       0.1%
#   Sanderson Farms, Inc.................    16,100    1,209,432       0.0%
*   Seaboard Corp........................     1,812    6,523,200       0.1%
*   Seneca Foods Corp. Class A...........     6,301      181,595       0.0%
*   Seneca Foods Corp. Class B...........       300        9,887       0.0%
#   Snyder's-Lance, Inc..................    28,337      836,792       0.0%
    SpartanNash Co.......................    34,281    1,034,258       0.0%
    Spectrum Brands Holdings, Inc........    46,130    4,217,666       0.1%
*   TreeHouse Foods, Inc.................    24,190    1,965,679       0.1%
    Tyson Foods, Inc. Class A............   405,030   15,998,685       0.3%
    Universal Corp.......................    22,290    1,048,299       0.0%
    Weis Markets, Inc....................    11,602      514,549       0.0%
                                                    ------------       ---
Total Consumer Staples...................            407,464,550       7.5%
                                                    ------------       ---
Energy -- (14.3%)
    Adams Resources & Energy, Inc........     6,004      279,786       0.0%
    Alon USA Energy, Inc.................    33,484      538,758       0.0%
    Anadarko Petroleum Corp..............   845,068   79,520,899       1.5%
    Apache Corp..........................   289,715   19,816,506       0.4%
#*  Approach Resources, Inc..............     6,883       60,364       0.0%
#   Atwood Oceanics, Inc.................     4,600      153,548       0.0%
    Baker Hughes, Inc....................   127,976    8,761,237       0.2%
*   Barnwell Industries, Inc.............     8,038       24,757       0.0%
#   Bristow Group, Inc...................    42,400    2,634,312       0.1%
*   C&J Energy Services, Ltd.............    37,416      652,909       0.0%
    Cabot Oil & Gas Corp.................       568       19,210       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
 Energy -- (Continued)
     California Resources Corp..........   118,504 $  1,102,087       0.0%
 #*  Callon Petroleum Co................    13,214      118,133       0.0%
 #   Chesapeake Energy Corp.............   616,985    9,729,853       0.2%
     Chevron Corp....................... 1,063,078  118,065,443       2.2%
 #*  Cloud Peak Energy, Inc.............    33,115      214,916       0.0%
 #   Comstock Resources, Inc............    32,421      174,101       0.0%
     ConocoPhillips..................... 1,766,829  120,003,026       2.2%
 *   Contango Oil & Gas Co..............     1,064       26,674       0.0%
 *   Dawson Geophysical Co..............    30,611      174,177       0.0%
     Delek US Holdings, Inc.............    52,256    1,929,292       0.0%
 #   Denbury Resources, Inc.............   289,460    2,550,143       0.1%
     Devon Energy Corp..................    81,126    5,533,604       0.1%
 #   Energy XXI, Ltd....................    15,380       67,211       0.0%
     EOG Resources, Inc.................    12,090    1,196,305       0.0%
 *   Era Group, Inc.....................    36,653      812,964       0.0%
     Exterran Holdings, Inc.............    69,200    2,565,244       0.1%
     Exxon Mobil Corp................... 1,087,859   95,046,241       1.8%
 #   Green Plains, Inc..................    26,534      826,269       0.0%
     Gulf Island Fabrication, Inc.......    15,018      198,087       0.0%
 #   Gulfmark Offshore, Inc. Class A....    27,750      416,527       0.0%
 #*  Harvest Natural Resources, Inc.....    35,677       22,840       0.0%
 *   Helix Energy Solutions Group, Inc..   103,010    1,697,605       0.0%
 #   Helmerich & Payne, Inc.............   108,670    8,473,000       0.2%
 #   Hess Corp..........................   378,130   29,078,197       0.5%
     HollyFrontier Corp.................    32,210    1,249,104       0.0%
 #*  Hornbeck Offshore Services, Inc....    29,719      679,079       0.0%
 *   Key Energy Services, Inc...........    49,745      121,378       0.0%
     Marathon Oil Corp..................   903,937   28,112,441       0.5%
     Marathon Petroleum Corp............   451,968   44,550,486       0.8%
 #*  Matador Resources Co...............     6,400      177,408       0.0%
 *   Matrix Service Co..................    15,423      338,843       0.0%
 #   Murphy Oil Corp....................   189,426    9,018,572       0.2%
     Nabors Industries, Ltd.............   181,974    3,038,966       0.1%
     National Oilwell Varco, Inc........   250,948   13,654,081       0.3%
 *   Natural Gas Services Group, Inc....    15,026      380,909       0.0%
 *   Newfield Exploration Co............    48,506    1,903,375       0.0%
 *   Newpark Resources, Inc.............    97,395      999,273       0.0%
 #   Noble Corp. P.L.C..................    74,243    1,285,146       0.0%
     Noble Energy, Inc..................   133,794    6,786,032       0.1%
 #*  Northern Oil and Gas, Inc..........    16,372      144,728       0.0%
     Occidental Petroleum Corp..........   296,262   23,730,586       0.4%
 #*  Overseas Shipholding Group, Inc....     2,355        7,983       0.0%
 #   Paragon Offshore P.L.C.............    24,747       44,792       0.0%
 #*  Parker Drilling Co.................   142,573      534,649       0.0%
     Patterson-UTI Energy, Inc..........   152,325    3,404,464       0.1%
 *   PDC Energy, Inc....................    24,103    1,367,604       0.0%
 #*  Penn Virginia Corp.................    35,279      235,664       0.0%
 #*  PHI, Inc. Non-Voting...............    19,260      603,416       0.0%
 *   PHI, Inc. Voting...................     1,099       33,657       0.0%
     Phillips 66........................   883,414   70,063,564       1.3%
 *   Pioneer Energy Services Corp.......    74,262      553,252       0.0%
 #   Pioneer Natural Resources Co.......    88,400   15,273,752       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Energy -- (Continued)
    QEP Resources, Inc..........................  33,043 $    743,467       0.0%
#*  Renewable Energy Group, Inc.................   2,882       26,543       0.0%
#*  REX American Resources Corp.................   4,050      256,041       0.0%
#*  Rex Energy Corp.............................  35,100      175,500       0.0%
#   Rowan Cos. P.L.C. Class A................... 121,858    2,582,171       0.1%
#*  SEACOR Holdings, Inc........................  31,184    2,265,829       0.1%
    SemGroup Corp. Class A......................   4,727      397,966       0.0%
#*  Seventy Seven Energy, Inc...................  44,617      226,208       0.0%
#   Ship Finance International, Ltd.............  12,481      196,701       0.0%
*   Stone Energy Corp...........................   1,115       19,033       0.0%
    Superior Energy Services, Inc...............  75,686    1,929,993       0.0%
#*  Swift Energy Co.............................  34,900      105,398       0.0%
    Teekay Corp.................................  37,720    1,875,061       0.0%
    Tesco Corp..................................   3,745       48,161       0.0%
    Tesoro Corp................................. 168,807   14,488,705       0.3%
*   TETRA Technologies, Inc.....................  25,510      184,182       0.0%
#   Tidewater, Inc..............................  49,127    1,360,327       0.0%
#   Transocean, Ltd............................. 274,265    5,161,667       0.1%
#*  Triangle Petroleum Corp.....................   7,779       46,441       0.0%
*   Unit Corp...................................  52,140    1,816,558       0.0%
    Valero Energy Corp.......................... 605,899   34,475,653       0.6%
*   Weatherford International P.L.C............. 281,383    4,094,123       0.1%
    Western Refining, Inc.......................  68,485    3,016,764       0.1%
*   Whiting Petroleum Corp......................  16,007      606,825       0.0%
*   Willbros Group, Inc.........................  18,620       46,550       0.0%
                                                         ------------      ----
Total Energy....................................          816,923,296      15.1%
                                                         ------------      ----
Financials -- (18.0%)
    1st Source Corp.............................  41,187    1,281,739       0.0%
    ACE, Ltd....................................  66,691    7,135,270       0.1%
    Aflac, Inc..................................  81,778    5,155,285       0.1%
#   Alexander & Baldwin, Inc....................  66,838    2,705,602       0.1%
*   Alleghany Corp..............................   3,115    1,475,015       0.0%
    Allied World Assurance Co. Holdings AG......  76,431    3,144,371       0.1%
    Allstate Corp. (The)........................ 230,137   16,031,343       0.3%
    American Equity Investment Life Holding Co..  88,700    2,390,465       0.1%
    American Financial Group, Inc............... 173,596   10,971,267       0.2%
*   American Independence Corp..................     173        1,759       0.0%
    American International Group, Inc........... 899,581   50,637,414       0.9%
    American National Insurance Co..............  28,489    2,850,609       0.1%
    Ameris Bancorp..............................  12,022      300,430       0.0%
    AmeriServ Financial, Inc....................  33,075      106,171       0.0%
*   Arch Capital Group, Ltd.....................   3,094      187,744       0.0%
    Argo Group International Holdings, Ltd......  46,942    2,299,689       0.1%
    Aspen Insurance Holdings, Ltd............... 102,623    4,795,573       0.1%
#   Associated Banc-Corp........................  31,434      591,274       0.0%
    Assurant, Inc...............................  65,820    4,045,297       0.1%
    Assured Guaranty, Ltd....................... 122,989    3,196,484       0.1%
*   Asta Funding, Inc...........................   7,527       63,227       0.0%
    Astoria Financial Corp......................  19,344      254,760       0.0%
#*  Atlanticus Holdings Corp....................  19,218       52,850       0.0%
#*  AV Homes, Inc...............................   3,852       60,785       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd..................     8,510 $    443,031       0.0%
    Baldwin & Lyons, Inc. Class A...............       300        7,152       0.0%
    Baldwin & Lyons, Inc. Class B...............     6,556      148,756       0.0%
#*  Bancorp, Inc. (The).........................       459        4,471       0.0%
    Bank Mutual Corp............................    14,475      104,075       0.0%
    Bank of America Corp........................ 5,529,894   88,091,211       1.6%
    Bank of New York Mellon Corp. (The).........   497,075   21,046,156       0.4%
    Bank of the Ozarks, Inc.....................       626       24,264       0.0%
#   BankFinancial Corp..........................    37,660      482,048       0.0%
    Banner Corp.................................     7,943      359,182       0.0%
    BB&T Corp...................................    96,049    3,677,716       0.1%
    BCB Bancorp, Inc............................     1,059       12,962       0.0%
    Berkshire Hills Bancorp, Inc................    30,747      861,223       0.0%
#*  BofI Holding, Inc...........................     8,208      753,576       0.0%
#   Capital City Bank Group, Inc................    15,389      216,523       0.0%
    Capital One Financial Corp..................   373,787   30,220,679       0.6%
*   Cascade Bancorp.............................    15,799       76,151       0.0%
    Cathay General Bancorp......................    17,730      506,723       0.0%
    Centerstate Banks, Inc......................       747        9,084       0.0%
    Century Bancorp, Inc. Class A...............       495       19,122       0.0%
    Chicopee Bancorp, Inc.......................     1,000       16,340       0.0%
    Chubb Corp. (The)...........................    20,149    1,981,654       0.1%
#   Cincinnati Financial Corp...................    16,626      841,941       0.0%
    CIT Group, Inc..............................    45,907    2,067,192       0.1%
    Citigroup, Inc.............................. 2,143,604  114,296,965       2.1%
    Citizens Community Bancorp, Inc.............    10,355       93,713       0.0%
#   CME Group, Inc..............................   414,385   37,671,740       0.7%
#   CNA Financial Corp..........................   277,671   11,190,141       0.2%
    CNO Financial Group, Inc....................   301,264    5,121,488       0.1%
    Codorus Valley Bancorp, Inc.................       132        2,754       0.0%
    Comerica, Inc...............................    16,431      778,994       0.0%
    Community West Bancshares...................       400        2,704       0.0%
#*  Cowen Group, Inc. Class A...................    15,961       89,222       0.0%
    Donegal Group, Inc. Class A.................    20,677      312,429       0.0%
    Donegal Group, Inc. Class B.................       300        6,083       0.0%
*   E*TRADE Financial Corp......................    89,699    2,582,434       0.1%
    Eastern Virginia Bankshares, Inc............       307        1,934       0.0%
    EMC Insurance Group, Inc....................    18,341      635,332       0.0%
#*  Encore Capital Group, Inc...................       627       25,356       0.0%
    Endurance Specialty Holdings, Ltd...........    76,288    4,606,269       0.1%
    Enterprise Financial Services Corp..........     3,235       66,415       0.0%
    ESSA Bancorp, Inc...........................     8,217      105,588       0.0%
    Evans Bancorp, Inc..........................     1,681       41,142       0.0%
    Everest Re Group, Ltd.......................    34,913    6,246,285       0.1%
*   Farmers Capital Bank Corp...................       302        7,055       0.0%
    FBL Financial Group, Inc. Class A...........    24,660    1,436,938       0.0%
    Federal Agricultural Mortgage Corp. Class A.       177        4,509       0.0%
    Federal Agricultural Mortgage Corp. Class C.     9,200      289,248       0.0%
    Federated National Holding Co...............    13,665      393,552       0.0%
    Fidelity Southern Corp......................     7,213      121,178       0.0%
    Fifth Third Bancorp.........................    92,166    1,843,320       0.0%
*   First Acceptance Corp.......................    30,158       86,553       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES      VALUE+    OF NET ASSETS**
                                                      --------- ------------ ---------------
Financials -- (Continued)
#   First American Financial Corp....................    61,982 $  2,156,354       0.1%
#   First Bancorp....................................    16,138      261,920       0.0%
    First Business Financial Services, Inc...........       482       21,892       0.0%
    First Citizens BancShares, Inc. Class A..........     8,627    2,073,413       0.1%
#   First Commonwealth Financial Corp................    30,547      275,534       0.0%
    First Community Bancshares, Inc..................       183        3,067       0.0%
    First Defiance Financial Corp....................    10,880      380,800       0.0%
    First Federal of Northern Michigan Bancorp, Inc..       900        5,391       0.0%
    First Financial Northwest, Inc...................    25,371      301,915       0.0%
    First Merchants Corp.............................    41,623      939,431       0.0%
    First Midwest Bancorp, Inc.......................     7,168      122,573       0.0%
    First South Bancorp, Inc.........................     2,278       19,067       0.0%
    FNF Group........................................    46,321    1,667,093       0.0%
*   FNFV Group.......................................    15,438      230,798       0.0%
    Fox Chase Bancorp, Inc...........................       351        5,837       0.0%
*   Genworth Financial, Inc. Class A.................    34,964      307,334       0.0%
#   German American Bancorp, Inc.....................     7,459      213,402       0.0%
*   Global Indemnity P.L.C...........................     8,282      227,341       0.0%
    Goldman Sachs Group, Inc. (The)..................   205,859   40,434,825       0.8%
    Great Southern Bancorp, Inc......................     1,616       63,703       0.0%
#   Griffin Land & Nurseries, Inc....................     1,500       46,950       0.0%
    Guaranty Federal Bancshares, Inc.................     1,684       24,991       0.0%
*   Hallmark Financial Services, Inc.................    20,834      230,841       0.0%
#   Hanover Insurance Group, Inc. (The)..............    88,829    6,091,005       0.1%
    Hartford Financial Services Group, Inc. (The)....   320,787   13,078,486       0.3%
    HCC Insurance Holdings, Inc......................    17,700    1,008,192       0.0%
    Heartland Financial USA, Inc.....................       465       16,001       0.0%
    HF Financial Corp................................       400        5,836       0.0%
*   Hilltop Holdings, Inc............................    26,171      526,299       0.0%
    Hingham Institution for Savings..................       500       55,400       0.0%
*   HMN Financial, Inc...............................     3,456       40,815       0.0%
    Home Bancorp, Inc................................       719       15,566       0.0%
    HopFed Bancorp, Inc..............................     6,781       88,085       0.0%
    Horace Mann Educators Corp.......................    58,206    1,977,258       0.1%
    Hudson City Bancorp, Inc.........................    28,191      262,176       0.0%
    Huntington Bancshares, Inc.......................    70,847      769,398       0.0%
    Iberiabank Corp..................................       697       43,430       0.0%
#*  Imperial Holdings, Inc...........................     2,882       19,252       0.0%
#   Independence Holding Co..........................    21,165      263,293       0.0%
    Infinity Property & Casualty Corp................    15,800    1,171,570       0.0%
    Intercontinental Exchange, Inc...................     1,479      332,080       0.0%
    International Bancshares Corp....................       800       20,784       0.0%
*   Investment Technology Group, Inc.................    23,677      674,558       0.0%
    Investors Title Co...............................     1,169       86,296       0.0%
    Janus Capital Group, Inc.........................    24,840      444,636       0.0%
    JPMorgan Chase & Co.............................. 2,076,333  131,348,826       2.4%
    Kemper Corp......................................    49,103    1,849,710       0.0%
    Kentucky First Federal Bancorp...................     2,400       19,704       0.0%
    KeyCorp..........................................   526,210    7,603,735       0.2%
    Lakeland Bancorp, Inc............................     8,740       99,199       0.0%
    Landmark Bancorp, Inc............................     2,066       53,344       0.0%
    Legg Mason, Inc..................................    70,736    3,724,250       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  LendingTree, Inc............................     5,635 $   310,094       0.0%
    Leucadia National Corp......................    35,258     838,083       0.0%
    Lincoln National Corp.......................   360,493  20,364,250       0.4%
    LNB Bancorp, Inc............................    13,395     240,842       0.0%
    Loews Corp..................................   243,798  10,151,749       0.2%
    Louisiana Bancorp, Inc......................     5,606     116,661       0.0%
#   M&T Bank Corp...............................     4,241     507,520       0.0%
#   Macatawa Bank Corp..........................    18,892      99,183       0.0%
#   Maiden Holdings, Ltd........................     5,792      84,158       0.0%
    MainSource Financial Group, Inc.............    45,000     866,250       0.0%
*   Markel Corp.................................       101      74,805       0.0%
    Marlin Business Services Corp...............    14,241     284,393       0.0%
    MB Financial, Inc...........................    19,678     592,898       0.0%
*   MBIA, Inc...................................    82,267     719,836       0.0%
*   MBT Financial Corp..........................    24,724     141,916       0.0%
    Meadowbrook Insurance Group, Inc............    26,353     225,055       0.0%
    Mercantile Bank Corp........................     4,422      87,644       0.0%
    Meta Financial Group, Inc...................     1,083      44,306       0.0%
    MetLife, Inc................................ 1,125,923  57,748,591       1.1%
    Metro Bancorp, Inc..........................    26,598     681,973       0.0%
#*  MGIC Investment Corp........................    72,733     757,878       0.0%
#   MidWestOne Financial Group, Inc.............       346      10,121       0.0%
#   Montpelier Re Holdings, Ltd.................    38,746   1,476,610       0.0%
    Morgan Stanley.............................. 1,476,248  55,078,813       1.0%
    MutualFirst Financial, Inc..................     2,300      49,565       0.0%
    NASDAQ OMX Group, Inc. (The)................    42,129   2,048,733       0.1%
    National Penn Bancshares, Inc...............     1,071      11,138       0.0%
    National Western Life Insurance Co. Class A.       900     215,649       0.0%
*   Navigators Group, Inc. (The)................     3,685     287,614       0.0%
    New Hampshire Thrift Bancshares, Inc........     3,667      57,022       0.0%
#   New York Community Bancorp, Inc.............    54,969     944,917       0.0%
#   NewBridge Bancorp...........................    11,413      91,875       0.0%
#*  NewStar Financial, Inc......................    41,166     473,409       0.0%
    Northeast Community Bancorp, Inc............    17,190     130,472       0.0%
    Northrim BanCorp, Inc.......................     5,734     142,891       0.0%
    OFG Bancorp.................................    30,191     425,391       0.0%
#   Old Republic International Corp.............   211,409   3,232,444       0.1%
    Oppenheimer Holdings, Inc. Class A..........     3,097      73,987       0.0%
*   Pacific Mercantile Bancorp..................    16,236     116,737       0.0%
#   PacWest Bancorp.............................     1,076      48,528       0.0%
    Park Sterling Corp..........................     3,253      21,795       0.0%
    PartnerRe, Ltd..............................    52,224   6,684,672       0.1%
#   People's United Financial, Inc..............    68,700   1,038,057       0.0%
    Peoples Bancorp of North Carolina, Inc......       250       4,625       0.0%
    Peoples Bancorp, Inc........................    15,923     369,254       0.0%
#*  PHH Corp....................................    76,841   1,930,246       0.0%
#*  Phoenix Cos., Inc. (The)....................     2,631      89,743       0.0%
    Pinnacle Financial Partners, Inc............    23,924   1,139,979       0.0%
*   Piper Jaffray Cos...........................       312      15,740       0.0%
    PNC Financial Services Group, Inc. (The)....    88,065   8,078,202       0.2%
*   Popular, Inc................................    56,536   1,833,462       0.0%
#*  PRA Group, Inc..............................    28,203   1,544,819       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
 Financials -- (Continued)
     Premier Financial Bancorp, Inc.....     4,434 $    66,022       0.0%
     Principal Financial Group, Inc.....   218,754  11,182,704       0.2%
     Provident Financial Holdings, Inc..       544       9,003       0.0%
 #   Provident Financial Services, Inc..    21,059     379,062       0.0%
     Prudential Financial, Inc..........   497,625  40,606,200       0.8%
     Pulaski Financial Corp.............     4,550      60,151       0.0%
 #   Radian Group, Inc..................   161,945   2,892,338       0.1%
     Regions Financial Corp............. 1,302,555  12,804,116       0.3%
     Reinsurance Group of America, Inc..   169,166  15,498,989       0.3%
     RenaissanceRe Holdings, Ltd........    12,667   1,298,241       0.0%
 #   Renasant Corp......................    42,102   1,250,850       0.0%
 #*  Republic First Bancorp, Inc........     2,174       7,826       0.0%
     Resource America, Inc. Class A.....    21,051     179,776       0.0%
     Riverview Bancorp, Inc.............     1,682       7,451       0.0%
     Safety Insurance Group, Inc........    26,197   1,523,356       0.0%
 #   Sandy Spring Bancorp, Inc..........     9,125     237,798       0.0%
 *   Select Bancorp, Inc................       600       4,230       0.0%
     Selective Insurance Group, Inc.....    45,200   1,217,688       0.0%
     SI Financial Group, Inc............     5,661      68,328       0.0%
 #   South State Corp...................     8,549     578,938       0.0%
 *   Southern First Bancshares, Inc.....     1,216      21,888       0.0%
     Southwest Bancorp, Inc.............    16,974     292,462       0.0%
     StanCorp Financial Group, Inc......    15,636   1,127,043       0.0%
     State Auto Financial Corp..........    15,100     356,662       0.0%
     State Street Corp..................    12,833     989,681       0.0%
     Sterling Bancorp...................    70,552     915,765       0.0%
     Stewart Information Services Corp..    12,271     447,892       0.0%
 #*  Stratus Properties, Inc............     3,069      41,754       0.0%
     Suffolk Bancorp....................       205       4,912       0.0%
     SunTrust Banks, Inc................   291,865  12,112,398       0.2%
     Susquehanna Bancshares, Inc........    97,547   1,311,032       0.0%
     Symetra Financial Corp.............    20,319     482,576       0.0%
 #   Synovus Financial Corp.............    22,796     630,537       0.0%
     Timberland Bancorp, Inc............     2,500      26,000       0.0%
 #   Torchmark Corp.....................     7,000     392,770       0.0%
     Travelers Cos., Inc. (The).........   132,163  13,363,001       0.3%
     Trico Bancshares...................       854      19,915       0.0%
 #   Trustmark Corp.....................     4,194      99,817       0.0%
     Umpqua Holdings Corp...............    34,932     594,193       0.0%
 *   Unico American Corp................     1,900      20,140       0.0%
 #   Union Bankshares Corp..............    37,042     806,034       0.0%
 #   United Bankshares, Inc.............    12,121     455,507       0.0%
     United Financial Bancorp, Inc......     9,193     117,211       0.0%
     United Fire Group, Inc.............    26,987     806,102       0.0%
 *   United Security Bancshares.........       408       2,064       0.0%
     Unity Bancorp, Inc.................     3,636      33,669       0.0%
     Unum Group.........................   517,445  17,675,921       0.3%
     Validus Holdings, Ltd..............     8,958     374,713       0.0%
 #   Valley National Bancorp............       768       7,242       0.0%
     Voya Financial, Inc................    14,373     608,553       0.0%
     Washington Federal, Inc............     1,243      26,849       0.0%
     Waterstone Financial, Inc..........     1,426      18,167       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                     --------- -------------- ---------------
Financials -- (Continued)
    Wells Fargo & Co................................    68,870 $    3,794,737       0.1%
    WesBanco, Inc...................................    31,678        998,174       0.0%
#   West Bancorporation, Inc........................    13,957        264,625       0.0%
    Westfield Financial, Inc........................    10,811         83,785       0.0%
#   Wintrust Financial Corp.........................    24,224      1,180,678       0.0%
#   WR Berkley Corp.................................     5,305        259,892       0.0%
    XL Group P.L.C..................................   240,766      8,927,603       0.2%
#   Zions Bancorporation............................    53,325      1,510,964       0.0%
                                                               --------------      ----
Total Financials....................................            1,025,149,242      18.9%
                                                               --------------      ----
Health Care -- (10.5%)
    Aceto Corp......................................    31,686        614,075       0.0%
*   Actavis P.L.C...................................    30,665      8,673,902       0.2%
*   Addus HomeCare Corp.............................     2,044         54,861       0.0%
    Aetna, Inc......................................   558,462     59,682,834       1.1%
*   Affymetrix, Inc.................................    42,297        513,063       0.0%
#*  Albany Molecular Research, Inc..................    34,587        624,641       0.0%
*   Alere, Inc......................................    45,800      2,174,584       0.1%
#*  Amedisys, Inc...................................    19,727        548,608       0.0%
*   AMN Healthcare Services, Inc....................     8,600        196,166       0.0%
#*  Amsurg Corp.....................................    30,743      1,928,201       0.1%
#   Analogic Corp...................................     2,988        252,486       0.0%
#*  AngioDynamics, Inc..............................    14,354        239,568       0.0%
#*  Anika Therapeutics, Inc.........................    14,671        500,575       0.0%
    Anthem, Inc.....................................   504,640     76,165,315       1.4%
*   Arrhythmia Research Technology, Inc.............     1,200          8,196       0.0%
#*  BioScrip, Inc...................................    36,570        171,879       0.0%
*   BioTelemetry, Inc...............................     5,328         42,677       0.0%
*   Boston Scientific Corp.......................... 1,204,199     21,458,826       0.4%
#*  Brookdale Senior Living, Inc....................     4,785        173,361       0.0%
*   Cambrex Corp....................................    43,567      1,676,894       0.0%
#*  Capital Senior Living Corp......................    54,559      1,427,809       0.0%
    Cigna Corp......................................    42,954      5,353,787       0.1%
*   Community Health Systems, Inc...................   105,314      5,653,256       0.1%
    CONMED Corp.....................................    43,239      2,171,895       0.1%
    Cooper Cos., Inc. (The).........................    13,956      2,485,145       0.1%
*   Cross Country Healthcare, Inc...................     7,595         84,305       0.0%
    CryoLife, Inc...................................    17,502        178,520       0.0%
*   Cumberland Pharmaceuticals, Inc.................    23,319        152,973       0.0%
*   Cutera, Inc.....................................    23,864        325,028       0.0%
*   Cynosure, Inc. Class A..........................     8,077        269,933       0.0%
    Digirad Corp....................................    29,111        122,557       0.0%
*   Emergent Biosolutions, Inc......................     8,678        257,650       0.0%
#*  Enzo Biochem, Inc...............................    41,397        115,912       0.0%
*   Exactech, Inc...................................     3,390         74,072       0.0%
#*  Express Scripts Holding Co......................   501,076     43,292,966       0.8%
*   Five Star Quality Care, Inc.....................    28,953        123,050       0.0%
*   Genesis Healthcare, Inc.........................     9,380         64,816       0.0%
*   Greatbatch, Inc.................................    41,672      2,246,954       0.1%
#*  Hanger, Inc.....................................    16,897        377,479       0.0%
#*  Harvard Apparatus Regenerative Technology, Inc..     3,969         10,716       0.0%
*   Harvard Bioscience, Inc.........................    32,107        178,194       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Health Care -- (Continued)
*           Health Net, Inc...................    44,958 $  2,367,039       0.1%
*           Healthways, Inc...................    46,297      805,568       0.0%
#*          Hologic, Inc......................   305,036   10,291,915       0.2%
            Humana, Inc.......................   236,814   39,216,398       0.7%
*           Impax Laboratories, Inc...........     4,700      212,722       0.0%
            Invacare Corp.....................     7,330      147,113       0.0%
            Kewaunee Scientific Corp..........     1,631       25,541       0.0%
            Kindred Healthcare, Inc...........    56,891    1,305,648       0.0%
#*          Lannett Co., Inc..................     3,649      209,817       0.0%
            LeMaitre Vascular, Inc............     5,100       46,206       0.0%
*           LHC Group, Inc....................     1,418       45,461       0.0%
*           LifePoint Hospitals, Inc..........    82,208    6,155,735       0.1%
*           Magellan Health, Inc..............    17,899    1,133,007       0.0%
*           MedAssets, Inc....................    44,682      904,364       0.0%
(degrees)*  MedCath Corp......................    29,240           --       0.0%
*           Merit Medical Systems, Inc........    13,395      259,997       0.0%
*           Misonix, Inc......................     4,083       53,201       0.0%
*           Molina Healthcare, Inc............    24,941    1,477,255       0.0%
#           National Healthcare Corp..........     6,484      410,437       0.0%
*           Natus Medical, Inc................    15,698      591,972       0.0%
*           NuVasive, Inc.....................     2,045       91,473       0.0%
            Omnicare, Inc.....................   197,388   17,366,196       0.3%
*           Omnicell, Inc.....................    35,405    1,257,940       0.0%
            PerkinElmer, Inc..................    76,500    3,921,390       0.1%
            Pfizer, Inc....................... 4,178,729  141,784,275       2.6%
*           PharMerica Corp...................    33,305      954,521       0.0%
#*          Prestige Brands Holdings, Inc.....   111,489    4,375,943       0.1%
#*          Repligen Corp.....................    21,271      627,707       0.0%
*           RTI Surgical, Inc.................    73,086      409,282       0.0%
*           Sciclone Pharmaceuticals, Inc.....    13,028      106,439       0.0%
            Select Medical Holdings Corp......    42,204      614,068       0.0%
*           SunLink Health Systems, Inc.......     1,750        2,660       0.0%
*           SurModics, Inc....................     5,593      141,055       0.0%
*           Symmetry Surgical, Inc............    19,262      148,895       0.0%
#           Teleflex, Inc.....................    37,223    4,576,940       0.1%
            Thermo Fisher Scientific, Inc.....   499,520   62,779,674       1.2%
*           Triple-S Management Corp. Class B.    20,684      387,204       0.0%
            UnitedHealth Group, Inc...........    89,716    9,994,362       0.2%
#*          Universal American Corp...........    84,328      842,437       0.0%
*           VCA, Inc..........................    69,140    3,524,066       0.1%
#*          WellCare Health Plans, Inc........    18,375    1,422,776       0.0%
#*          Wright Medical Group, Inc.........    32,357      820,897       0.0%
            Zoetis, Inc.......................   805,208   35,767,339       0.7%
                                                         ------------      ----
Total Health Care.............................            598,244,664      11.1%
                                                         ------------      ----
Industrials -- (13.3%)
            AAR Corp..........................    32,906      995,077       0.0%
            ABM Industries, Inc...............    64,500    2,067,225       0.1%
            Acme United Corp..................     1,030       19,029       0.0%
            Actuant Corp. Class A.............    44,986    1,071,567       0.0%
#*          Adept Technology, Inc.............    20,476      125,108       0.0%
#           ADT Corp. (The)...................   197,193    7,414,457       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
#*  AECOM.......................................    55,835 $ 1,762,153       0.0%
*   Aegion Corp.................................    59,658   1,098,900       0.0%
#*  Aerovironment, Inc..........................    35,065     897,664       0.0%
#   AGCO Corp...................................    58,973   3,037,699       0.1%
*   Air Transport Services Group, Inc...........     6,308      58,791       0.0%
    Alamo Group, Inc............................    22,751   1,405,557       0.0%
    Alaska Air Group, Inc.......................   105,252   6,742,443       0.1%
    Albany International Corp. Class A..........    20,551     805,599       0.0%
    Allegion P.L.C..............................    71,036   4,343,851       0.1%
    AMERCO......................................    29,431   9,477,959       0.2%
#*  Ameresco, Inc. Class A......................       981       6,592       0.0%
#   American Railcar Industries, Inc............    20,003   1,060,959       0.0%
    Apogee Enterprises, Inc.....................    36,374   1,914,000       0.1%
    ArcBest Corp................................    12,135     433,219       0.0%
    Argan, Inc..................................        21         679       0.0%
#   Astec Industries, Inc.......................    22,925     964,684       0.0%
#*  Atlas Air Worldwide Holdings, Inc...........    36,746   1,791,000       0.0%
*   Avis Budget Group, Inc......................    94,608   5,122,077       0.1%
#   Baltic Trading, Ltd.........................        40          57       0.0%
    Barnes Group, Inc...........................    36,400   1,459,640       0.0%
    Barrett Business Services, Inc..............    12,955     576,109       0.0%
*   BlueLinx Holdings, Inc......................    17,052      18,246       0.0%
    Brady Corp. Class A.........................    38,500   1,025,255       0.0%
#   Briggs & Stratton Corp......................    41,033     802,195       0.0%
#*  Builders FirstSource, Inc...................    12,182     155,442       0.0%
*   CAI International, Inc......................    17,082     406,893       0.0%
*   Casella Waste Systems, Inc. Class A.........     5,201      28,501       0.0%
#*  CBIZ, Inc...................................    38,149     344,867       0.0%
    CDI Corp....................................    30,600     417,384       0.0%
    Ceco Environmental Corp.....................     3,773      44,484       0.0%
    Celadon Group, Inc..........................    24,642     636,749       0.0%
#   Chicago Rivet & Machine Co..................       700      21,406       0.0%
    CIRCOR International, Inc...................    10,019     547,438       0.0%
    Columbus McKinnon Corp......................    17,542     444,865       0.0%
    Comfort Systems USA, Inc....................    44,560     921,946       0.0%
    Compx International, Inc....................       500       5,815       0.0%
    Courier Corp................................     8,245     200,189       0.0%
#   Covanta Holding Corp........................    94,292   1,913,185       0.1%
*   Covenant Transportation Group, Inc. Class A.     7,080     215,728       0.0%
*   CPI Aerostructures, Inc.....................     4,626      51,048       0.0%
*   CRA International, Inc......................     7,613     222,300       0.0%
    CSX Corp.................................... 1,242,950  44,858,065       0.8%
    Curtiss-Wright Corp.........................    46,353   3,386,550       0.1%
#*  DigitalGlobe, Inc...........................    21,971     706,807       0.0%
    Douglas Dynamics, Inc.......................    30,234     657,589       0.0%
*   Ducommun, Inc...............................    16,645     506,008       0.0%
*   Dycom Industries, Inc.......................    39,867   1,833,085       0.1%
#   Dynamic Materials Corp......................     1,436      19,228       0.0%
    Eastern Co. (The)...........................    10,193     203,452       0.0%
    Eaton Corp. P.L.C...........................    98,845   6,793,617       0.1%
    EMCOR Group, Inc............................    50,540   2,255,600       0.1%
    Encore Wire Corp............................    19,966     898,670       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Industrials -- (Continued)
#*  Energy Recovery, Inc......................     1,783 $      5,296       0.0%
    EnerSys...................................    43,239    2,935,928       0.1%
    Engility Holdings, Inc....................     7,988      222,626       0.0%
    Ennis, Inc................................    48,483      745,669       0.0%
    EnPro Industries, Inc.....................    17,635    1,128,816       0.0%
    ESCO Technologies, Inc....................    17,601      645,957       0.0%
    Espey Manufacturing & Electronics Corp....     1,671       46,621       0.0%
#*  Esterline Technologies Corp...............    44,968    5,004,489       0.1%
    Exelis, Inc...............................    73,253    1,796,164       0.0%
    Federal Signal Corp.......................    65,358    1,027,428       0.0%
    FedEx Corp................................   142,324   24,133,881       0.5%
    Fortune Brands Home & Security, Inc.......   149,626    6,673,320       0.1%
*   Franklin Covey Co.........................     3,046       56,777       0.0%
    FreightCar America, Inc...................     9,404      245,350       0.0%
#*  FTI Consulting, Inc.......................    25,736    1,058,007       0.0%
*   Furmanite Corp............................    31,044      226,621       0.0%
    G&K Services, Inc. Class A................    29,714    2,097,808       0.1%
#   GATX Corp.................................    65,445    3,560,208       0.1%
#*  Gencor Industries, Inc....................     8,766       82,137       0.0%
    General Dynamics Corp.....................    28,674    3,937,514       0.1%
    General Electric Co....................... 5,637,788  152,671,299       2.8%
#*  Genesee & Wyoming, Inc. Class A...........     1,200      111,540       0.0%
*   Gibraltar Industries, Inc.................    24,203      400,802       0.0%
*   GP Strategies Corp........................    18,583      605,620       0.0%
    Granite Construction, Inc.................    27,179      943,383       0.0%
*   Great Lakes Dredge & Dock Corp............    69,820      404,956       0.0%
#   Greenbrier Cos., Inc. (The)...............    22,451    1,295,198       0.0%
#   Griffon Corp..............................    67,323    1,131,700       0.0%
    H&E Equipment Services, Inc...............    59,629    1,474,029       0.0%
*   Hawaiian Holdings, Inc....................    18,070      417,056       0.0%
    Heidrick & Struggles International, Inc...    18,234      438,710       0.0%
*   Hertz Global Holdings, Inc................   278,411    5,802,085       0.1%
#*  Hill International, Inc...................    27,154      104,543       0.0%
    Huntington Ingalls Industries, Inc........    47,666    6,272,369       0.1%
    Hurco Cos., Inc...........................     7,910      255,968       0.0%
*   Huron Consulting Group, Inc...............     4,001      242,541       0.0%
    Hyster-Yale Materials Handling, Inc.......    12,246      898,122       0.0%
*   ICF International, Inc....................    31,660    1,218,910       0.0%
    Ingersoll-Rand P.L.C......................   213,109   14,031,097       0.3%
#   Insteel Industries, Inc...................    17,578      356,130       0.0%
#   International Shipholding Corp............     7,348       80,681       0.0%
#*  JetBlue Airways Corp......................   324,893    6,670,053       0.1%
    Kadant, Inc...............................     5,786      294,855       0.0%
    KAR Auction Services, Inc.................    18,100      673,501       0.0%
#   KBR, Inc..................................     3,600       62,892       0.0%
    Kennametal, Inc...........................     1,000       35,410       0.0%
*   Key Technology, Inc.......................     3,199       42,227       0.0%
    Kimball International, Inc. Class B.......    31,258      316,331       0.0%
    Korn/Ferry International..................    33,148    1,045,156       0.0%
#*  Kratos Defense & Security Solutions, Inc..     2,711       14,829       0.0%
    L-3 Communications Holdings, Inc..........   100,470   11,545,008       0.2%
*   Lawson Products, Inc......................     8,847      207,462       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
    LB Foster Co. Class A...................   6,682 $   285,522       0.0%
#*  LMI Aerospace, Inc......................  13,807     155,881       0.0%
    LS Starrett Co. (The) Class A...........   4,097      77,433       0.0%
    LSI Industries, Inc.....................  27,715     248,326       0.0%
*   Lydall, Inc.............................  14,605     391,998       0.0%
#   Manpowergroup, Inc......................  22,886   1,952,862       0.1%
#   Marten Transport, Ltd...................  47,782   1,063,627       0.0%
    Matson, Inc.............................  62,316   2,523,798       0.1%
    Matthews International Corp. Class A....  12,387     601,141       0.0%
    McGrath RentCorp........................  17,552     581,147       0.0%
*   Mfri, Inc...............................   8,900      52,777       0.0%
    Miller Industries, Inc..................  20,099     449,816       0.0%
#   Mobile Mini, Inc........................  54,461   2,098,927       0.1%
*   Moog, Inc. Class A......................  35,339   2,469,489       0.1%
    Mueller Industries, Inc.................  30,912   1,083,156       0.0%
    Mueller Water Products, Inc. Class A.... 185,957   1,740,558       0.0%
    Multi-Color Corp........................     308      19,336       0.0%
*   MYR Group, Inc..........................  19,582     574,144       0.0%
#   National Presto Industries, Inc.........     571      35,733       0.0%
*   Navigant Consulting, Inc................  12,297     177,815       0.0%
    Nielsen NV..............................  16,256     730,545       0.0%
#*  NL Industries, Inc......................  50,651     373,298       0.0%
#   NN, Inc.................................  18,396     462,843       0.0%
#   Norfolk Southern Corp................... 545,229  54,986,345       1.0%
    Northrop Grumman Corp................... 337,038  51,917,334       1.0%
*   Northwest Pipe Co.......................   6,690     162,166       0.0%
#*  NOW, Inc................................  62,737   1,499,414       0.0%
*   On Assignment, Inc......................  53,951   1,815,451       0.1%
    Orbital ATK, Inc........................  56,610   4,141,588       0.1%
#*  Orion Energy Systems, Inc...............   1,043       3,150       0.0%
#   Oshkosh Corp............................  14,466     778,849       0.0%
    Owens Corning........................... 149,300   5,771,938       0.1%
*   PAM Transportation Services, Inc........  19,428   1,138,287       0.0%
    Pentair P.L.C........................... 117,934   7,329,598       0.2%
#   Powell Industries, Inc..................   7,529     249,887       0.0%
#*  PowerSecure International, Inc..........  19,459     255,107       0.0%
#   Precision Castparts Corp................   6,312   1,304,627       0.0%
    Providence and Worcester Railroad Co....     850      15,657       0.0%
    Quad/Graphics, Inc......................   2,390      51,481       0.0%
    Quanex Building Products Corp...........  21,431     413,618       0.0%
*   Quanta Services, Inc.................... 168,307   4,865,755       0.1%
    Raytheon Co.............................  96,954  10,083,216       0.2%
    RCM Technologies, Inc...................  20,293     125,208       0.0%
    Regal-Beloit Corp.......................  16,070   1,256,674       0.0%
*   Republic Airways Holdings, Inc..........  48,736     596,529       0.0%
    Republic Services, Inc.................. 429,755  17,460,946       0.3%
    Resources Connection, Inc...............  25,955     409,051       0.0%
*   Roadrunner Transportation Systems, Inc..     879      21,509       0.0%
*   Rush Enterprises, Inc. Class A..........  32,603     852,242       0.0%
*   Rush Enterprises, Inc. Class B..........  18,522     455,826       0.0%
    Ryder System, Inc.......................  89,844   8,567,524       0.2%
*   Saia, Inc...............................   8,925     363,694       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
#   SIFCO Industries, Inc..................   6,623 $     96,497       0.0%
#   SkyWest, Inc...........................  38,506      525,607       0.0%
*   SL Industries, Inc.....................     300       12,459       0.0%
    Southwest Airlines Co.................. 645,761   26,192,066       0.5%
*   Sparton Corp...........................   9,132      235,332       0.0%
    SPX Corp...............................  12,803      985,831       0.0%
    Standex International Corp.............  22,341    1,806,717       0.1%
    Stanley Black & Decker, Inc............ 154,919   15,290,505       0.3%
    Steelcase, Inc. Class A................  55,469      974,590       0.0%
    Supreme Industries, Inc. Class A.......   1,433       11,206       0.0%
#*  TAL International Group, Inc...........  24,053      927,003       0.0%
#   Terex Corp.............................  27,578      757,292       0.0%
    Tetra Tech, Inc........................  45,222    1,225,968       0.0%
*   Titan Machinery, Inc...................   2,883       42,236       0.0%
*   TRC Cos., Inc..........................  23,870      178,309       0.0%
    Trinity Industries, Inc................ 183,814    4,979,521       0.1%
#   Triumph Group, Inc.....................  57,456    3,403,693       0.1%
*   Tutor Perini Corp......................  33,844      717,493       0.0%
    Twin Disc, Inc.........................     900       16,191       0.0%
    Tyco International P.L.C............... 240,619    9,475,576       0.2%
*   Ultralife Corp.........................   3,309       13,501       0.0%
    UniFirst Corp..........................  18,705    2,117,967       0.1%
    Union Pacific Corp..................... 888,128   94,345,837       1.8%
    United Stationers, Inc.................  24,021      975,493       0.0%
#   Universal Forest Products, Inc.........  31,800    1,759,176       0.0%
*   USA Truck, Inc.........................  15,105      370,979       0.0%
*   Vectrus, Inc...........................   4,069      104,004       0.0%
#*  Veritiv Corp...........................   9,437      375,026       0.0%
*   Versar, Inc............................   5,526       20,501       0.0%
    Viad Corp..............................  27,114      720,419       0.0%
*   Virco Manufacturing Corp...............  12,601       33,519       0.0%
    VSE Corp...............................     305       21,698       0.0%
    Waste Connections, Inc.................   2,800      132,748       0.0%
    Watts Water Technologies, Inc. Class A.  53,615    2,924,698       0.1%
    Werner Enterprises, Inc................  34,105      916,401       0.0%
#*  Wesco Aircraft Holdings, Inc...........   6,228       97,655       0.0%
#*  WESCO International, Inc...............  11,687      843,100       0.0%
#*  Willdan Group, Inc.....................   1,000       14,210       0.0%
*   Willis Lease Finance Corp..............   6,713      127,547       0.0%
*   XPO Logistics, Inc.....................  12,216      592,476       0.0%
                                                    ------------      ----
Total Industrials..........................          760,293,672      14.0%
                                                    ------------      ----
Information Technology -- (7.2%)
    Activision Blizzard, Inc............... 982,162   22,408,026       0.4%
*   Actua Corp.............................   1,184       17,132       0.0%
*   Acxiom Corp............................   7,769      135,647       0.0%
*   Advanced Energy Industries, Inc........  47,985    1,173,713       0.0%
#*  Agilysys, Inc..........................  16,899      159,020       0.0%
*   Alpha & Omega Semiconductor, Ltd.......     419        3,432       0.0%
*   Amtech Systems, Inc....................   6,195       77,437       0.0%
#*  ANADIGICS, Inc.........................  33,721       44,512       0.0%
*   AOL, Inc............................... 105,592    4,213,121       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   ARRIS Group, Inc.........................   140,787 $ 4,741,002       0.1%
*   Arrow Electronics, Inc...................   182,170  10,877,371       0.2%
    Astro-Med, Inc...........................     6,285      88,304       0.0%
    Avnet, Inc...............................   139,400   5,942,622       0.1%
    AVX Corp.................................   172,540   2,375,876       0.1%
    Aware, Inc...............................    14,326      60,169       0.0%
*   Axcelis Technologies, Inc................       700       1,764       0.0%
*   AXT, Inc.................................    20,506      48,804       0.0%
    Bel Fuse, Inc. Class A...................     3,874      79,417       0.0%
    Bel Fuse, Inc. Class B...................    14,525     298,198       0.0%
*   Benchmark Electronics, Inc...............    90,361   2,126,194       0.1%
    Black Box Corp...........................    26,448     526,315       0.0%
*   Blackhawk Network Holdings, Inc. Class B.    25,926     951,743       0.0%
#*  Blucora, Inc.............................    81,156   1,109,403       0.0%
    Brocade Communications Systems, Inc......   461,513   5,215,097       0.1%
    Brooks Automation, Inc...................    50,847     547,114       0.0%
*   Bsquare Corp.............................     4,065      17,154       0.0%
*   CACI International, Inc. Class A.........    24,830   2,190,999       0.1%
*   Calix, Inc...............................    16,027     118,440       0.0%
*   Cascade Microtech, Inc...................    24,071     319,181       0.0%
    Checkpoint Systems, Inc..................    27,235     282,155       0.0%
*   CIBER, Inc...............................    34,165     120,602       0.0%
    Cisco Systems, Inc.......................   918,740  26,487,274       0.5%
    Cohu, Inc................................    28,915     302,740       0.0%
    Communications Systems, Inc..............    12,612     141,507       0.0%
    Computer Sciences Corp...................   205,559  13,248,278       0.3%
    Comtech Telecommunications Corp..........    15,569     449,944       0.0%
    Concurrent Computer Corp.................    13,740      83,814       0.0%
#   Convergys Corp...........................   197,364   4,476,216       0.1%
*   CoreLogic, Inc...........................    96,545   3,775,875       0.1%
    Corning, Inc............................. 1,201,485  25,147,081       0.5%
#*  Cray, Inc................................    12,866     361,406       0.0%
    CSP, Inc.................................     2,414      17,839       0.0%
    CTS Corp.................................    66,936   1,200,832       0.0%
#*  CyberOptics Corp.........................     9,134      96,090       0.0%
*   Cypress Semiconductor Corp...............    52,022     692,933       0.0%
*   Datalink Corp............................    30,208     349,204       0.0%
*   Digi International, Inc..................    27,638     279,144       0.0%
*   Diodes, Inc..............................     4,709     125,824       0.0%
*   DSP Group, Inc...........................    46,713     531,594       0.0%
    EarthLink Holdings Corp..................    83,735     396,067       0.0%
*   EchoStar Corp. Class A...................    23,551   1,177,550       0.0%
*   Edgewater Technology, Inc................    13,603      95,901       0.0%
    Electro Rent Corp........................    34,152     370,208       0.0%
    Electro Scientific Industries, Inc.......     6,085      34,685       0.0%
*   Electronics for Imaging, Inc.............    58,110   2,424,930       0.1%
#*  Emcore Corp..............................       744       4,055       0.0%
#*  EnerNOC, Inc.............................    13,197     145,827       0.0%
*   Entegris, Inc............................       300       3,993       0.0%
    EPIQ Systems, Inc........................    23,453     420,043       0.0%
*   ePlus, Inc...............................     8,745     725,485       0.0%
#*  Euronet Worldwide, Inc...................    23,278   1,361,297       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Information Technology -- (Continued)
*   Exar Corp....................................    51,341 $   506,736       0.0%
#*  Fabrinet.....................................     4,055      73,436       0.0%
*   Fairchild Semiconductor International, Inc...   118,008   2,143,615       0.1%
    Fidelity National Information Services, Inc..   151,857   9,489,544       0.2%
#*  Finisar Corp.................................    61,526   1,250,824       0.0%
*   First Solar, Inc.............................    28,266   1,686,632       0.0%
*   FormFactor, Inc..............................    30,568     243,627       0.0%
*   Frequency Electronics, Inc...................    16,953     215,473       0.0%
#*  GSE Systems, Inc.............................    17,638      26,457       0.0%
#*  GSI Technology, Inc..........................     5,863      31,015       0.0%
    Hackett Group, Inc. (The)....................    53,321     511,882       0.0%
*   Harmonic, Inc................................    22,962     160,964       0.0%
    Hewlett-Packard Co...........................   810,974  26,737,813       0.5%
#*  Hutchinson Technology, Inc...................    22,425      52,923       0.0%
    IAC/InterActiveCorp..........................   125,298   8,748,306       0.2%
*   ID Systems, Inc..............................    17,291     121,210       0.0%
#*  Identiv, Inc.................................     1,017       9,895       0.0%
*   Ingram Micro, Inc. Class A...................   277,679   6,986,404       0.1%
*   Insight Enterprises, Inc.....................    42,100   1,204,902       0.0%
*   Integrated Device Technology, Inc............   177,893   3,235,874       0.1%
    Integrated Silicon Solution, Inc.............    42,178     782,402       0.0%
    Intel Corp................................... 1,067,573  34,749,501       0.7%
#*  Internap Corp................................    32,386     304,428       0.0%
*   Interphase Corp..............................     2,999       3,929       0.0%
    Intersil Corp. Class A.......................   119,798   1,599,303       0.0%
#*  Intevac, Inc.................................     4,144      20,057       0.0%
*   IntriCon Corp................................     2,835      21,971       0.0%
#*  Itron, Inc...................................    33,397   1,197,616       0.0%
    IXYS Corp....................................     3,055      34,552       0.0%
    Juniper Networks, Inc........................   212,100   5,605,803       0.1%
*   Key Tronic Corp..............................    17,623     210,595       0.0%
*   Kimball Electronics, Inc.....................    23,443     299,836       0.0%
*   Kulicke & Soffa Industries, Inc..............    71,688   1,083,206       0.0%
*   KVH Industries, Inc..........................    35,149     474,160       0.0%
#*  Lattice Semiconductor Corp...................   108,469     643,221       0.0%
    Leidos Holdings, Inc.........................    10,850     451,794       0.0%
#   Lexmark International, Inc. Class A..........    35,849   1,591,337       0.0%
*   Limelight Networks, Inc......................    18,463      68,313       0.0%
    ManTech International Corp. Class A..........     2,048      59,863       0.0%
    Marvell Technology Group, Ltd................   166,418   2,331,516       0.1%
#*  Maxwell Technologies, Inc....................     2,521      14,118       0.0%
    Mentor Graphics Corp.........................    35,620     852,387       0.0%
*   Mercury Systems, Inc.........................     2,055      28,380       0.0%
    Methode Electronics, Inc.....................    79,272   3,365,889       0.1%
#*  Micron Technology, Inc.......................   758,908  21,348,082       0.4%
    MKS Instruments, Inc.........................    61,200   2,130,372       0.1%
    MOCON, Inc...................................       700      12,180       0.0%
#*  ModusLink Global Solutions, Inc..............    68,955     241,342       0.0%
    NCI, Inc. Class A............................       686       6,997       0.0%
#*  NETGEAR, Inc.................................       428      12,956       0.0%
*   Newport Corp.................................    64,756   1,234,897       0.0%
*   Novatel Wireless, Inc........................    22,113     134,005       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   OmniVision Technologies, Inc.............  37,132 $1,035,797       0.0%
    Optical Cable Corp.......................  10,793     43,928       0.0%
*   PAR Technology Corp......................  15,130     62,033       0.0%
    Park Electrochemical Corp................   1,642     35,664       0.0%
    PC Connection, Inc.......................  39,267    953,795       0.0%
    PC-Tel, Inc..............................  33,870    267,573       0.0%
*   PCM, Inc.................................  10,471    103,349       0.0%
    Perceptron, Inc..........................   8,428    102,653       0.0%
    Pericom Semiconductor Corp...............  37,284    466,796       0.0%
#*  Photronics, Inc..........................  79,712    699,074       0.0%
#*  Planar Systems, Inc......................   3,449     19,901       0.0%
*   Plexus Corp..............................  10,626    457,449       0.0%
*   PMC-Sierra, Inc.......................... 102,988    868,189       0.0%
*   Polycom, Inc.............................  36,977    482,550       0.0%
*   Qorvo, Inc...............................  24,909  1,641,752       0.0%
*   Qualstar Corp............................   3,300      4,356       0.0%
*   Qumu Corp................................     800     11,048       0.0%
#*  Rambus, Inc..............................   1,069     14,795       0.0%
*   RealNetworks, Inc........................  17,952    117,945       0.0%
    Reis, Inc................................  13,511    307,105       0.0%
#   RF Industries, Ltd.......................   2,823     11,659       0.0%
    Richardson Electronics, Ltd..............  24,525    217,782       0.0%
*   Rofin-Sinar Technologies, Inc............   4,978    117,779       0.0%
*   Rogers Corp..............................   7,543    548,452       0.0%
*   Rovi Corp................................  19,000    351,690       0.0%
*   Rudolph Technologies, Inc................  16,097    206,525       0.0%
    SanDisk Corp.............................  13,097    876,713       0.0%
*   Sanmina Corp.............................  39,846    810,069       0.0%
*   ScanSource, Inc..........................  14,745    587,588       0.0%
    Science Applications International Corp..   6,199    310,570       0.0%
#*  Seachange International, Inc.............   8,687     58,290       0.0%
*   ShoreTel, Inc............................   3,200     22,272       0.0%
*   Sonus Networks, Inc......................   6,622     52,446       0.0%
    SS&C Technologies Holdings, Inc..........  25,793  1,551,965       0.0%
#*  StarTek, Inc.............................  24,613    203,180       0.0%
#*  SunEdison, Inc........................... 154,224  3,904,952       0.1%
#*  SunPower Corp............................  18,322    589,785       0.0%
#*  Super Micro Computer, Inc................   5,886    169,340       0.0%
*   support.com, Inc.........................  15,100     23,858       0.0%
*   Sykes Enterprises, Inc...................  20,292    507,909       0.0%
    SYNNEX Corp..............................  55,900  4,276,350       0.1%
*   Synopsys, Inc............................   4,200    196,896       0.0%
#*  Tech Data Corp...........................  82,952  4,676,004       0.1%
*   TeleCommunication Systems, Inc. Class A..  42,347    132,123       0.0%
*   Telenav, Inc.............................   9,865     82,471       0.0%
    Teradyne, Inc............................  26,789    488,899       0.0%
#   Tessco Technologies, Inc.................   8,689    219,571       0.0%
    Tessera Technologies, Inc................  48,635  1,756,210       0.1%
    TheStreet, Inc...........................  35,273     63,491       0.0%
#*  TTM Technologies, Inc....................  47,210    441,413       0.0%
*   United Online, Inc.......................  17,780    281,457       0.0%
#*  Veeco Instruments, Inc...................  15,978    471,511       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Information Technology -- (Continued)
*   Viasystems Group, Inc................    11,376 $    202,265       0.0%
*   Virtusa Corp.........................    30,064    1,196,547       0.0%
#   Vishay Intertechnology, Inc..........   228,349    2,895,465       0.1%
*   Vishay Precision Group, Inc..........    24,277      346,433       0.0%
*   Westell Technologies, Inc. Class A...     1,704        2,045       0.0%
    Western Digital Corp.................   212,781   20,797,215       0.4%
*   Xcerra Corp..........................    20,165      198,222       0.0%
    Xerox Corp........................... 1,184,650   13,623,475       0.3%
*   XO Group, Inc........................     6,284      102,178       0.0%
*   Yahoo!, Inc.......................... 1,048,770   44,640,895       0.8%
                                                    ------------       ---
Total Information Technology.............            411,459,852       7.6%
                                                    ------------       ---
Materials -- (2.9%)
    A Schulman, Inc......................    32,960    1,399,152       0.0%
    Alcoa, Inc...........................   888,828   11,928,072       0.2%
#   Allegheny Technologies, Inc..........    22,777      774,190       0.0%
#*  AM Castle & Co.......................    24,982       97,929       0.0%
    Ampco-Pittsburgh Corp................     4,007       64,072       0.0%
    Ashland, Inc.........................   112,560   14,223,082       0.3%
    Axiall Corp..........................    26,423    1,078,058       0.0%
    Bemis Co., Inc.......................    25,154    1,131,930       0.0%
#   Cabot Corp...........................    46,280    1,978,007       0.0%
#*  Century Aluminum Co..................    15,822      203,946       0.0%
*   Chemtura Corp........................    49,368    1,487,458       0.0%
*   Clearwater Paper Corp................    16,822    1,076,103       0.0%
    Commercial Metals Co.................    85,208    1,414,453       0.0%
*   Core Molding Technologies, Inc.......    11,847      259,212       0.0%
    Cytec Industries, Inc................   129,400    7,154,526       0.1%
    Domtar Corp..........................     8,107      350,385       0.0%
    Dow Chemical Co. (The)...............    14,000      714,000       0.0%
*   Ferro Corp...........................    42,247      569,912       0.0%
    Freeport-McMoRan, Inc................   327,519    7,621,367       0.2%
    Friedman Industries, Inc.............    13,926       89,558       0.0%
    FutureFuel Corp......................     6,104       66,350       0.0%
    Graphic Packaging Holding Co.........   154,000    2,171,400       0.1%
    Greif, Inc. Class A..................     4,885      199,113       0.0%
*   Headwaters, Inc......................    23,663      415,996       0.0%
#*  Horsehead Holding Corp...............    49,015      732,774       0.0%
#   Huntsman Corp........................    50,242    1,158,078       0.0%
    International Paper Co...............   493,615   26,516,998       0.5%
    Kaiser Aluminum Corp.................    27,181    2,184,537       0.1%
    KapStone Paper and Packaging Corp....    80,984    2,263,503       0.1%
*   Kraton Performance Polymers, Inc.....     5,435      122,505       0.0%
#*  Louisiana-Pacific Corp...............   173,457    2,643,485       0.1%
    LyondellBasell Industries NV Class A.    71,793    7,432,011       0.1%
    Martin Marietta Materials, Inc.......    23,633    3,371,247       0.1%
    Materion Corp........................    18,497      739,695       0.0%
    MeadWestvaco Corp....................   188,451    9,196,409       0.2%
*   Mercer International, Inc............    21,725      310,668       0.0%
    Minerals Technologies, Inc...........    34,280    2,321,784       0.1%
    Mosaic Co. (The).....................    17,274      760,056       0.0%
    Myers Industries, Inc................    64,720    1,046,522       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                          SHARES      VALUE+    OF NET ASSETS**
                                                         --------- ------------ ---------------
Materials -- (Continued)
             Neenah Paper, Inc..........................     7,684 $    464,652       0.0%
             Newmont Mining Corp........................    48,146    1,275,388       0.0%
#*           Northern Technologies International Corp...     3,035       52,566       0.0%
             Nucor Corp.................................    83,945    4,101,553       0.1%
#            Olin Corp..................................    62,261    1,838,567       0.0%
#            Olympic Steel, Inc.........................     9,986      109,347       0.0%
             OM Group, Inc..............................    42,299    1,270,662       0.0%
             PH Glatfelter Co...........................    50,600    1,254,880       0.0%
             PolyOne Corp...............................     8,983      350,786       0.0%
             Reliance Steel & Aluminum Co...............    93,801    6,070,801       0.1%
*            Resolute Forest Products, Inc..............     1,817       28,018       0.0%
             Rock-Tenn Co. Class A......................    53,600    3,375,728       0.1%
#*           RTI International Metals, Inc..............    37,587    1,415,151       0.0%
             Schnitzer Steel Industries, Inc. Class A...       400        6,968       0.0%
             Sensient Technologies Corp.................    38,101    2,490,281       0.1%
             Steel Dynamics, Inc........................    94,919    2,100,557       0.1%
#*           Stillwater Mining Co.......................    55,630      747,111       0.0%
             SunCoke Energy, Inc........................    62,210    1,090,541       0.0%
             Synalloy Corp..............................     5,144       75,977       0.0%
             Tredegar Corp..............................    40,177      822,423       0.0%
             Tronox, Ltd. Class A.......................     1,600       33,520       0.0%
#*           Universal Stainless & Alloy Products, Inc..     6,269      131,649       0.0%
             Vulcan Materials Co........................    58,246    4,981,198       0.1%
#            Wausau Paper Corp..........................    13,070      121,812       0.0%
             Westlake Chemical Corp.....................   158,152   12,332,693       0.2%
             Worthington Industries, Inc................    47,320    1,279,060       0.0%
                                                                   ------------       ---
Total Materials.........................................            165,090,432       3.0%
                                                                   ------------       ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    47,409           --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares..............       900           --       0.0%
Telecommunication Services -- (3.9%)
             AT&T, Inc.................................. 4,379,278  151,698,190       2.8%
             Atlantic Tele-Network, Inc.................        84        5,546       0.0%
             CenturyLink, Inc...........................   512,432   18,427,055       0.3%
#            Frontier Communications Corp...............   696,949    4,781,070       0.1%
*            General Communication, Inc. Class A........    45,867      727,451       0.0%
#*           Iridium Communications, Inc................    14,800      150,516       0.0%
             Lumos Networks Corp........................       500        7,070       0.0%
#*           ORBCOMM, Inc...............................    44,499      267,884       0.0%
*            Premiere Global Services, Inc..............     2,000       20,420       0.0%
             Shenandoah Telecommunications Co...........    56,354    1,941,959       0.0%
             Spok Holdings, Inc.........................    12,522      235,727       0.0%
#*           Sprint Corp................................   449,944    2,308,213       0.1%
*            T-Mobile US, Inc...........................   113,786    3,873,275       0.1%
             Telephone & Data Systems, Inc..............   113,319    3,026,750       0.1%
#*           United States Cellular Corp................    11,597      428,277       0.0%
             Verizon Communications, Inc................   644,888   32,528,151       0.6%
*            Vonage Holdings Corp.......................    85,934      397,874       0.0%
                                                                   ------------       ---
Total Telecommunication Services........................            220,825,428       4.1%
                                                                   ------------       ---

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Utilities -- (0.2%)
*            Calpine Corp..............................................     62,921 $    1,372,307        0.0%
#            Consolidated Water Co., Ltd...............................      6,656         79,939        0.0%
             NRG Energy, Inc...........................................    353,721      8,927,918        0.2%
#            Ormat Technologies, Inc...................................     20,134        736,703        0.0%
             SJW Corp..................................................      6,569        192,143        0.0%
             UGI Corp..................................................     78,988      2,749,572        0.1%
                                                                                   --------------      -----
Total Utilities........................................................                14,058,582        0.3%
                                                                                   --------------      -----
TOTAL COMMON STOCKS....................................................             5,407,826,171       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights.      8,393         21,151        0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16...........      8,220             --        0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights..................    157,807        160,158        0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights..................    157,807          7,701        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS..................................................                   189,010        0.0%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@ DFA Short Term Investment Fund.................................... 24,989,584    289,129,490        5.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,166,379,728)................................................            $5,697,144,671      105.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  988,316,453           --   --    $  988,316,453
   Consumer Staples...........    407,464,550           --   --       407,464,550
   Energy.....................    816,923,296           --   --       816,923,296
   Financials.................  1,025,149,242           --   --     1,025,149,242
   Health Care................    598,244,664           --   --       598,244,664
   Industrials................    760,293,672           --   --       760,293,672
   Information Technology.....    411,459,852           --   --       411,459,852
   Materials..................    165,090,432           --   --       165,090,432
   Other......................             --           --   --                --
   Telecommunication Services.    220,825,428           --   --       220,825,428
   Utilities..................     14,058,582           --   --        14,058,582
Rights/Warrants...............             -- $    189,010   --           189,010
Securities Lending Collateral.             --  289,129,490   --       289,129,490
                               -------------- ------------   --    --------------
TOTAL......................... $5,407,826,171 $289,318,500   --    $5,697,144,671
                               ============== ============   ==    ==============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:    /s/ David G. Booth
       ---------------------------------
       David G. Booth
       Chairman, Director, President and
       Co-Chief Executive Officer

Date:  July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       ---------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Investment Group Inc.

Date:  July 8, 2015

By:    /s/ David R. Martin
       ---------------------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Investment Group Inc.

Date:  July 8, 2015